UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2017
Variable Portfolio – Loomis Sayles Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Loomis Sayles Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	17.72	21.77	15.78	14.20
Class 2	05/07/10	17.59	21.53	15.51	13.93
Russell 1000 Growth Index		13.99	20.42	15.30	14.98
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Amazon.com, Inc.	7.7
Facebook, Inc., Class A	7.0
Alibaba Group Holding Ltd., ADR	6.2
Visa, Inc., Class A	5.1
Oracle Corp.	4.7
Cisco Systems, Inc.	4.5
Monster Beverage Corp.	3.7
Autodesk, Inc.	3.6
Danone SA, ADR	3.3
QUALCOMM, Inc.	3.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.0
Consumer Staples	13.0
Energy	1.8
Financials	5.9
Health Care	16.3
Industrials	7.9
Information Technology	44.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,177.20	1,021.24	4.02	3.73	0.74
Class 2	1,000.00	1,000.00	1,175.90	1,020.00	5.37	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Hotels, Restaurants & Leisure 3.2%
Yum China Holdings, Inc.(a)	667,328	26,312,743
Yum! Brands, Inc.	453,956	33,483,794
Total		59,796,537
Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.(a)	147,363	142,647,384
Total Consumer Discretionary		202,443,921
Consumer Staples 12.8%
Beverages 6.6%
Coca-Cola Co. (The)	1,235,886	55,429,487
Monster Beverage Corp.(a)	1,387,685	68,940,191
Total		124,369,678
Food Products 3.3%
Danone SA, ADR	4,096,390	61,609,706
Household Products 2.9%
Procter & Gamble Co. (The)	620,229	54,052,957
Total Consumer Staples		240,032,341
Energy 1.8%
Energy Equipment & Services 1.8%
Schlumberger Ltd.	496,063	32,660,788
Total Energy		32,660,788
Financials 5.8%
Capital Markets 4.4%
Factset Research Systems, Inc.	185,446	30,817,416
SEI Investments Co.	965,385	51,918,406
Total		82,735,822
Consumer Finance 1.4%
American Express Co.	317,951	26,784,192
Total Financials		109,520,014
Health Care 16.0%
Biotechnology 5.0%
Amgen, Inc.	213,611	36,790,222
Regeneron Pharmaceuticals, Inc.(a)	117,293	57,607,284
Total		94,397,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Varex Imaging Corp.(a)	18,868	637,739
Varian Medical Systems, Inc.(a)	421,270	43,470,851
Total		44,108,590
Health Care Technology 2.4%
Cerner Corp.(a)	663,802	44,122,919
Pharmaceuticals 6.3%
Merck & Co., Inc.	366,011	23,457,645
Novartis AG, ADR	453,973	37,893,126
Novo Nordisk A/S, ADR	1,328,729	56,989,187
Total		118,339,958
Total Health Care		300,968,973
Industrials 7.8%
Air Freight & Logistics 5.2%
Expeditors International of Washington, Inc.	930,812	52,572,262
United Parcel Service, Inc., Class B	397,334	43,941,167
Total		96,513,429
Machinery 2.6%
Deere & Co.	400,096	49,447,864
Total Industrials		145,961,293
Information Technology 43.5%
Communications Equipment 4.4%
Cisco Systems, Inc.	2,661,469	83,303,980
Internet Software & Services 18.9%
Alibaba Group Holding Ltd., ADR(a)	817,559	115,194,063
Alphabet, Inc., Class A(a)	59,821	55,614,387
Alphabet, Inc., Class C(a)	59,969	54,495,630
Facebook, Inc., Class A(a)	852,200	128,665,156
Total		353,969,236
IT Services 5.9%
Automatic Data Processing, Inc.	154,948	15,875,972
Visa, Inc., Class A	1,008,041	94,534,085
Total		110,410,057
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	104,579	8,136,246
QUALCOMM, Inc.	1,049,221	57,937,984
Total		66,074,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Autodesk, Inc.(a)	663,785	66,922,804
Microsoft Corp.	708,440	48,832,769
Oracle Corp.	1,714,011	85,940,511
Total		201,696,084
Total Information Technology		815,453,587
Total Common Stocks (Cost $1,439,323,057)		1,847,040,917

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	20,975,323	20,975,323
Total Money Market Funds (Cost $20,974,236)		20,975,323
Total Investments (Cost: $1,460,297,293)		1,868,016,240
Other Assets & Liabilities, Net		8,312,503
Net Assets		1,876,328,743

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	13,899,546	225,752,980	(218,677,203)	20,975,323	(1,995)	89,469	20,975,323
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	202,443,921	—	—	—	202,443,921
Consumer Staples	240,032,341	—	—	—	240,032,341
Energy	32,660,788	—	—	—	32,660,788
Financials	109,520,014	—	—	—	109,520,014
Health Care	300,968,973	—	—	—	300,968,973
Industrials	145,961,293	—	—	—	145,961,293
Information Technology	815,453,587	—	—	—	815,453,587
Total Common Stocks	1,847,040,917	—	—	—	1,847,040,917
Money Market Funds	—	—	—	20,975,323	20,975,323
Total Investments	1,847,040,917	—	—	20,975,323	1,868,016,240
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,439,323,057
Affiliated issuers, at cost	20,974,236
Total investments, at cost	1,460,297,293
Investments, at value
Unaffiliated issuers, at value	1,847,040,917
Affiliated issuers, at value	20,975,323
Total investments, at value	1,868,016,240
Receivable for:
Investments sold	10,444,586
Capital shares sold	791,363
Dividends	1,235,206
Total assets	1,880,487,395
Liabilities
Payable for:
Capital shares purchased	2,766,907
Management services fees	1,061,644
Distribution and/or service fees	8,078
Transfer agent fees	93,633
Compensation of board members	181,949
Compensation of chief compliance officer	286
Other expenses	46,155
Total liabilities	4,158,652
Net assets applicable to outstanding capital stock	$1,876,328,743
Represented by
Trust capital	$1,876,328,743
Total - representing net assets applicable to outstanding capital stock	$1,876,328,743
Class 1
Net assets	$1,837,894,782
Shares outstanding	71,123,522
Net asset value per share	$25.84
Class 2
Net assets	$38,433,961
Shares outstanding	1,513,441
Net asset value per share	$25.40
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,667,530
Dividends — affiliated issuers	89,469
Foreign taxes withheld	(1,514,633)
Total income	16,242,366
Expenses:
Management services fees	7,511,802
Distribution and/or service fees
Class 2	46,354
Transfer agent fees
Class 1	669,388
Class 2	11,125
Compensation of board members	33,492
Custodian fees	10,741
Printing and postage fees	27,956
Audit fees	15,279
Legal fees	11,989
Compensation of chief compliance officer	254
Other	53,262
Total expenses	8,391,642
Net investment income	7,850,724
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	229,737,846
Investments — affiliated issuers	(1,995)
Net realized gain	229,735,851
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	137,479,327
Investments — affiliated issuers	1,087
Net change in unrealized appreciation (depreciation)	137,480,414
Net realized and unrealized gain	367,216,265
Net increase in net assets resulting from operations	$375,066,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$7,850,724	$17,601,017
Net realized gain	229,735,851	146,468,309
Net change in unrealized appreciation (depreciation)	137,480,414	(12,958,529)
Net increase in net assets resulting from operations	375,066,989	151,110,797
Increase (decrease) in net assets from capital stock activity	(931,684,388)	69,425,019
Total increase (decrease) in net assets	(556,617,399)	220,535,816
Net assets at beginning of period	2,432,946,142	2,212,410,326
Net assets at end of period	$1,876,328,743	$2,432,946,142
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,914,499	116,940,039	22,597,855	472,003,311
Fund reorganization	—	—	9,313,007	193,737,510
Redemptions	(43,050,275)	(1,046,441,567)	(28,988,978)	(622,842,712)
Net increase (decrease)	(38,135,776)	(929,501,528)	2,921,884	42,898,109
Class 2
Subscriptions	169,182	3,950,223	323,515	6,962,902
Fund reorganization	—	—	1,254,057	25,716,440
Redemptions	(258,443)	(6,133,083)	(287,689)	(6,152,432)
Net increase (decrease)	(89,261)	(2,182,860)	1,289,883	26,526,910
Total net increase (decrease)	(38,225,037)	(931,684,388)	4,211,767	69,425,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Class 1
6/30/2017 (c)	$21.95	0.08	3.81	3.89
12/31/2016	$20.75	0.15	1.05	1.20
12/31/2015	$18.76	0.12	1.87	1.99
12/31/2014	$16.66	0.10	2.00	2.10
12/31/2013	$12.85	0.10	3.71	3.81
12/31/2012	$11.26	0.12	1.47	1.59
Class 2
6/30/2017 (c)	$21.60	0.05	3.75	3.80
12/31/2016	$20.46	0.09	1.05	1.14
12/31/2015	$18.55	0.07	1.84	1.91
12/31/2014	$16.51	0.06	1.98	2.04
12/31/2013	$12.76	0.07	3.68	3.75
12/31/2012	$11.21	0.10	1.45	1.55

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$25.84	17.72%	0.74% (d)	0.74% (d)	0.69% (d)	2%	$1,837,895
$21.95	5.78%	0.73%	0.73%	0.72%	19%	$2,398,329
$20.75	10.61%	0.75%	0.75%	0.60%	14%	$2,206,011
$18.76	12.61%	0.77%	0.77%	0.58%	103%	$1,285,907
$16.66	29.65%	0.76%	0.76%	0.70%	73%	$1,108,798
$12.85	14.12%	0.75% (e)	0.73% (e)	0.94%	80%	$1,682,857

$25.40	17.59%	0.99% (d)	0.99% (d)	0.43% (d)	2%	$38,434
$21.60	5.57%	0.98%	0.98%	0.41%	19%	$34,617
$20.46	10.30%	1.00%	1.00%	0.38%	14%	$6,399
$18.55	12.36%	1.02%	1.02%	0.33%	103%	$4,499
$16.51	29.39%	1.02%	1.02%	0.46%	73%	$3,085
$12.76	13.83%	1.00% (e)	0.99% (e)	0.79%	80%	$1,452
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Variable Portfolio – Loomis Sayles Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
14	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.66% of the Fund’s average daily net assets.
Subadvisory Agreement
The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as the subadviser to the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
16	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.79
Class 2	1.04
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $46,931,077 and $979,023,168, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Fund reorganization
At the close of business on April 29, 2016, the Fund acquired the assets and assumed the identified liabilities of Variable Portfolio — Loomis Sayles Growth Fund II, a series of Columbia Funds Variable Insurance Trust I (the Acquired Fund). The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,279,787,686 and the combined net assets immediately after the reorganization were $2,499,241,636.
The reorganization was accomplished by a tax-free exchange of 14,496,631 shares of the Acquired Fund valued at $219,453,950 (including $15,810,677of unrealized appreciation).
18	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class 1	9,313,007
Class 2	1,254,057
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2016, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2016 would have been approximately $18.0 million, $145.9 million, $(13.0) million and $150.9 million, respectively.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 93.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective May 1, 2018, Variable Portfolio – Loomis Sayles Growth Fund will be renamed CTIVPSM — Loomis Sayles Growth Fund.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	21

Approval of Management and Subadvisory
Agreements  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser and the enhancements implemented to the program. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that their profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total
22	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
24	Variable Portfolio – Loomis Sayles Growth Fund | Semiannual Report 2017

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Variable Portfolio – Loomis Sayles Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2011 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio - Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
Leonard Aplet, CFA
John McColley
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	0.11	0.12	0.03	0.49
Class 2 *	05/03/10	0.01	0.01	0.01	0.48
Class 3	10/13/81	0.05	0.06	0.02	0.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Repurchase Agreements	12.5
U.S. Government & Agency Obligations	81.6
U.S. Treasury Obligations	5.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.10	1,022.69	2.25	2.27	0.45
Class 2	1,000.00	1,000.00	1,000.10	1,021.54	3.39	3.43	0.68
Class 3	1,000.00	1,000.00	1,000.50	1,022.04	2.89	2.92	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2017, the annualized expense ratio would have been 0.70% for Class 2. The actual expenses paid would have been $3.49 for Class 2 and the hypothetical expenses paid would have been $3.53 for Class 2. This expense limitation policy was not applied to Class 1 or Class 3 for the six months ended June 30, 2017.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 12.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 06/30/2017, matures 07/03/2017,
repurchase price $15,001,338 (collateralized by U.S. Treasury Securities, total market value $15,300,038)
	1.070%	15,000,000	15,000,000
Tri-party TD Securities (USA) LLC
dated 06/30/2017, matures 07/03/2017,
repurchase price $25,302,319 (collateralized by U.S. Government Agencies total market value $25,806,077)
	1.100%	25,300,000	25,300,000
Total Repurchase Agreements (Cost $40,300,000)			40,300,000

U.S. Government & Agency Obligations 79.7%

Federal Agricultural Mortgage Corp. Discount Notes
07/06/2017	0.760%	10,000,000	9,998,750
07/12/2017	0.900%	6,000,000	5,998,240
07/20/2017	0.970%	8,000,000	7,995,778
07/27/2017	1.010%	6,000,000	5,995,558
Federal Farm Credit Banks Discount Notes
07/05/2017	0.690%	5,000,000	4,999,528
07/11/2017	0.830%	6,000,000	5,998,500
07/12/2017	0.740%	10,000,000	9,997,555
07/14/2017	0.860%	10,000,000	9,996,714
Federal Home Loan Banks Discount Notes
07/05/2017	0.690%	9,000,000	8,999,155
07/06/2017	0.700%	7,000,000	6,999,193
07/18/2017	0.930%	5,000,000	4,997,710
07/21/2017	0.990%	5,000,000	4,997,167
08/01/2017	1.000%	4,000,000	3,996,487
08/02/2017	1.010%	8,000,000	7,992,711
08/04/2017	1.000%	15,000,000	14,985,592
08/07/2017	1.010%	10,000,000	9,989,517
08/08/2017	1.010%	5,000,000	4,994,617
08/09/2017	1.010%	11,000,000	10,987,780
08/10/2017	1.020%	7,000,000	6,991,989
08/14/2017	1.010%	8,000,000	7,990,027
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
08/15/2017	1.020%	3,000,000	2,996,156
08/16/2017	1.020%	7,000,000	6,990,787
08/18/2017	1.010%	5,000,000	4,993,200
08/22/2017	1.020%	8,500,000	8,487,415
09/08/2017	1.030%	11,000,000	10,978,284
09/15/2017	1.040%	5,000,000	4,989,022
09/27/2017	0.750%	4,000,000	4,000,000
Federal Home Loan Mortgage Corp. Discount Notes
07/05/2017	0.710%	7,000,000	6,999,323
07/13/2017	0.760%	6,000,000	5,998,380
07/20/2017	0.820%	7,000,000	6,996,882
07/27/2017	0.900%	8,000,000	7,994,667
Federal National Mortgage Association Discount Notes
07/05/2017	0.660%	5,000,000	4,999,545
07/12/2017	0.780%	10,200,000	10,197,378
07/19/2017	0.870%	18,000,000	17,991,858
Tennessee Valley Authority Discount Notes
07/05/2017	0.810%	3,000,000	2,999,667
Total U.S. Government & Agency Obligations (Cost $262,515,132)			262,515,132

U.S. Treasury Obligations 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
07/31/2017	1.080%	9,000,000	8,999,193
10/31/2017	1.171%	10,000,000	9,998,921
Total U.S. Treasury Obligations (Cost $18,998,114)			18,998,114

Total Investments (Cost: $321,813,246)	321,813,246
Other Assets & Liabilities, Net	7,468,226
Net Assets	329,281,472

Notes to Portfolio of Investments
(a)	Variable rate security.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	40,300,000	—	40,300,000
U.S. Government & Agency Obligations	—	262,515,132	—	262,515,132
U.S. Treasury Obligations	—	18,998,114	—	18,998,114
Total Investments	—	321,813,246	—	321,813,246
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$281,513,246
Repurchase agreements, at cost	40,300,000
Total investments, at cost	321,813,246
Investments, at value
Unaffiliated issuers, at value	281,513,246
Repurchase agreements, at value	40,300,000
Total investments, at value	321,813,246
Cash	9,069,238
Receivable for:
Capital shares sold	89,023
Interest	47,845
Expense reimbursement due from Investment Manager	6,489
Prepaid expenses	1
Trustees’ deferred compensation plan	28,901
Total assets	331,054,743
Liabilities
Payable for:
Capital shares purchased	1,460,644
Distributions to shareholders	3,448
Management services fees	107,094
Distribution and/or service fees	33,908
Transfer agent fees	16,476
Compensation of board members	67,345
Compensation of chief compliance officer	37
Other expenses	55,418
Trustees’ deferred compensation plan	28,901
Total liabilities	1,773,271
Net assets applicable to outstanding capital stock	$329,281,472
Represented by
Paid in capital	331,681,221
Excess of distributions over net investment income	(78,545)
Accumulated net realized loss	(2,321,204)
Total - representing net assets applicable to outstanding capital stock	$329,281,472
Class 1
Net assets	$45,873,673
Shares outstanding	45,819,592
Net asset value per share	$1.00
Class 2
Net assets	$41,065,077
Shares outstanding	41,060,884
Net asset value per share	$1.00
Class 3
Net assets	$242,342,722
Shares outstanding	242,258,977
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	7

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Interest	$1,157,557
Total income	1,157,557
Expenses:
Management services fees	668,637
Distribution and/or service fees
Class 2	51,467
Class 3	159,186
Transfer agent fees
Class 1	14,107
Class 2	12,352
Class 3	76,406
Compensation of board members	12,161
Custodian fees	5,174
Printing and postage fees	33,522
Audit fees	14,864
Legal fees	4,387
Compensation of chief compliance officer	38
Other	5,904
Total expenses	1,058,205
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(81,248)
Total net expenses	976,957
Net investment income	180,600
Net increase in net assets resulting from operations	$180,600
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$180,600	$37,676
Net realized gain	—	927
Net increase in net assets resulting from operations	180,600	38,603
Distributions to shareholders
Net investment income
Class 1	(51,880)	(6,842)
Class 2	(2,054)	(3,649)
Class 3	(126,666)	(27,337)
Total distributions to shareholders	(180,600)	(37,828)
Decrease in net assets from capital stock activity	(24,430,106)	(91,734,296)
Total decrease in net assets	(24,430,106)	(91,733,521)
Net assets at beginning of period	353,711,578	445,445,099
Net assets at end of period	$329,281,472	$353,711,578
Excess of distributions over net investment income	$(78,545)	$(78,545)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	6,223,173	6,223,173	31,451,203	31,451,203
Distributions reinvested	51,181	51,181	4,117	4,117
Redemptions	(8,711,646)	(8,711,646)	(132,894,630)	(132,894,630)
Net decrease	(2,437,292)	(2,437,292)	(101,439,310)	(101,439,310)
Class 2
Subscriptions	17,681,143	17,681,143	26,174,681	26,174,681
Distributions reinvested	2,052	2,052	3,647	3,647
Redemptions	(12,531,249)	(12,531,249)	(19,541,206)	(19,541,205)
Net increase	5,151,946	5,151,946	6,637,122	6,637,123
Class 3
Subscriptions	17,665,733	17,665,733	66,467,847	66,467,847
Distributions reinvested	123,980	123,980	27,337	27,337
Redemptions	(44,934,473)	(44,934,473)	(63,427,293)	(63,427,293)
Net increase (decrease)	(27,144,760)	(27,144,760)	3,067,891	3,067,891
Total net decrease	(24,430,106)	(24,430,106)	(91,734,297)	(91,734,296)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

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Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income
Class 1
6/30/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
Class 2
6/30/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
Class 3
6/30/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)
12/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	For the six months ended June 30, 2017 (unaudited).
(c)	Rounds to zero.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)

(0.00) (c)	$1.00	0.11%	0.49% (d)	0.45% (d)	0.23% (d)	$45,874
(0.00) (c)	$1.00	0.01%	0.49%	0.36%	0.01%	$48,310
(0.00) (c)	$1.00	0.01%	0.49%	0.13%	0.01%	$149,749
(0.00) (c)	$1.00	0.01%	0.48%	0.09%	0.01%	$146,143
(0.00) (c)	$1.00	0.01%	0.48%	0.10%	0.01%	$303,071
(0.00) (c)	$1.00	0.01%	0.47%	0.14%	0.01%	$324,195

(0.00) (c)	$1.00	0.01%	0.75% (d)	0.68% (d)	0.01% (d)	$41,065
(0.00) (c)	$1.00	0.01%	0.74%	0.36%	0.01%	$35,914
(0.00) (c)	$1.00	0.01%	0.75%	0.13%	0.01%	$29,276
(0.00) (c)	$1.00	0.01%	0.73%	0.09%	0.01%	$22,843
(0.00) (c)	$1.00	0.01%	0.73%	0.10%	0.01%	$20,957
(0.00) (c)	$1.00	0.01%	0.72%	0.14%	0.01%	$8,224

(0.00) (c)	$1.00	0.05%	0.62% (d)	0.58% (d)	0.10% (d)	$242,343
(0.00) (c)	$1.00	0.01%	0.62%	0.36%	0.01%	$269,488
(0.00) (c)	$1.00	0.01%	0.62%	0.13%	0.01%	$266,420
(0.00) (c)	$1.00	0.01%	0.60%	0.09%	0.01%	$305,878
(0.00) (c)	$1.00	0.01%	0.61%	0.11%	0.01%	$378,976
(0.00) (c)	$1.00	0.01%	0.60%	0.14%	0.01%	$449,880
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	15,000,000	25,300,000	40,300,000
Total financial and derivative net assets	15,000,000	25,300,000	40,300,000
Total collateral received (pledged)(a)	15,000,000	25,300,000	40,300,000
Net amount(b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.39% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.45%
Class 2	0.70
Class 3	0.575
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the cost of investments for federal income tax purposes was approximately $321,813,000.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
2,314,650	6,554	—	—	—	2,321,204
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 6. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Money Market Fund Risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 89.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	19

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	21

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2017	23

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Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6638 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Select International Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select International Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select International Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Threadneedle International Limited
Simon Haines, CFA
William Davies
David Dudding, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	14.41	17.43	7.53	1.51
Class 2 *	05/03/10	14.26	17.02	7.26	1.24
Class 3	01/13/92	14.37	17.25	7.39	1.42
MSCI EAFE Index (Net)		13.81	20.27	8.69	1.03
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
CRH PLC (Ireland)	3.4
AIA Group Ltd. (Hong Kong)	3.4
BNP Paribas SA (France)	3.2
RELX NV (Netherlands)	3.2
3i Group PLC (United Kingdom)	3.1
L’Oreal SA (France)	3.1
Deutsche Telekom AG, Registered Shares (Germany)	2.9
Roche Holding AG, Genusschein Shares (Switzerland)	2.9
Bank of Ireland (Ireland)	2.8
Berendsen PLC (United Kingdom)	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.4
Consumer Staples	11.1
Energy	5.3
Financials	23.2
Health Care	7.1
Industrials	23.7
Information Technology	8.6
Materials	4.2
Telecommunication Services	5.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	1.3
Belgium	2.1
Brazil	0.5
Canada	2.2
China	1.2
Denmark	1.2
France	11.6
Germany	4.5
Hong Kong	4.1
Indonesia	2.4
Ireland	6.0
Japan	25.2
Netherlands	7.2
Spain	2.2
Sweden	1.4
Switzerland	4.9
United Kingdom	18.0
United States(a)	4.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,144.10	1,020.39	4.86	4.58	0.91
Class 2	1,000.00	1,000.00	1,142.60	1,019.15	6.20	5.84	1.16
Class 3	1,000.00	1,000.00	1,143.70	1,019.75	5.56	5.24	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 1.3%
CSL Ltd.	123,038	13,057,992
Belgium 2.1%
Anheuser-Busch InBev SA/NV	199,719	22,060,420
Brazil 0.5%
Kroton Educacional SA	1,219,700	5,463,596
Canada 2.2%
Suncor Energy, Inc.	775,900	22,670,305
China 1.2%
Tencent Holdings Ltd.	363,100	13,026,198
Denmark 1.2%
Novo Nordisk A/S, Class B	286,547	12,271,123
France 11.6%
Airbus Group SE	256,802	21,118,055
BNP Paribas SA	449,292	32,359,788
Dassault Systemes	122,560	10,987,176
L’Oreal SA	149,051	31,051,512
Schneider Electric SE	338,435	26,002,776
Total		121,519,307
Germany 4.5%
Brenntag AG	303,163	17,548,331
Deutsche Telekom AG, Registered Shares	1,643,501	29,508,391
Total		47,056,722
Hong Kong 4.1%
AIA Group Ltd.	4,630,000	33,874,751
HKT Trust & HKT Ltd.	6,798,000	8,916,038
Total		42,790,789
Indonesia 2.4%
PT Bank Rakyat Indonesia Persero Tbk	22,086,500	25,201,450
Ireland 5.9%
Bank of Ireland(a)	106,488,184	27,973,852
CRH PLC	966,745	34,201,588
Total		62,175,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.1%
Bridgestone Corp.	525,100	22,700,899
Capcom Co., Ltd.	959,300	22,769,115
Daiwa Securities Group, Inc.	1,510,000	8,991,606
Dentsu, Inc.	335,200	16,080,553
Hoya Corp.	321,000	16,711,701
Keyence Corp.	25,300	11,137,765
Koito Manufacturing Co., Ltd.	305,300	15,787,229
Kubota Corp.	1,396,900	23,611,519
Maeda Corp.	1,118,000	12,337,220
Mitsubishi UFJ Financial Group, Inc.	2,870,600	19,362,336
Nidec Corp.	118,000	12,123,321
Persol Holdings Co., Ltd.	548,500	10,305,325
Seiko Epson Corp.	360,100	8,034,696
Sekisui Chemical Co., Ltd.	906,600	16,267,532
Shimano, Inc.	93,500	14,845,798
SoftBank Group Corp.	196,200	15,949,126
Tsuruha Holdings, Inc.	149,800	15,918,302
Total		262,934,043
Netherlands 7.2%
Akzo Nobel NV	92,833	8,067,760
ASML Holding NV	151,094	19,690,461
ING Groep NV	919,945	15,865,794
RELX NV	1,542,406	31,709,853
Total		75,333,868
Spain 2.2%
Industria de Diseno Textil SA	611,769	23,484,374
Sweden 1.4%
Volvo AB B Shares	859,934	14,657,676
Switzerland 4.9%
Roche Holding AG, Genusschein Shares	114,582	29,180,232
UBS AG	1,272,697	21,554,489
Total		50,734,721
United Kingdom 18.0%
3i Group PLC	2,660,767	31,276,273
Ashtead Group PLC	740,159	15,318,275
Berendsen PLC	1,727,123	27,668,736
Diageo PLC	514,837	15,211,410

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Legal & General Group PLC	4,866,767	16,372,911
Royal Dutch Shell PLC, Class A	740,349	19,647,269
TechnipFMC PLC(a)	380,466	10,318,369
Unilever PLC	494,419	26,756,366
Wolseley PLC	411,528	25,261,421
Total		187,831,030
Total Common Stocks (Cost $901,985,276)		1,002,269,054

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	41,431,644	41,431,644
Total Money Market Funds (Cost $41,430,288)		41,431,644
Total Investments (Cost $943,415,564)		1,043,700,698
Other Assets & Liabilities, Net		1,976,256
Net Assets		$1,045,676,954

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	9,388,254	172,249,901	(140,206,511)	41,431,644	909	96,745	41,431,644
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	13,057,992	—	—	13,057,992
Belgium	—	22,060,420	—	—	22,060,420
Brazil	5,463,596	—	—	—	5,463,596
Canada	22,670,305	—	—	—	22,670,305
China	—	13,026,198	—	—	13,026,198
Denmark	—	12,271,123	—	—	12,271,123
France	—	121,519,307	—	—	121,519,307
Germany	—	47,056,722	—	—	47,056,722
Hong Kong	—	42,790,789	—	—	42,790,789
Indonesia	—	25,201,450	—	—	25,201,450
Ireland	—	62,175,440	—	—	62,175,440
Japan	—	262,934,043	—	—	262,934,043
Netherlands	—	75,333,868	—	—	75,333,868
Spain	—	23,484,374	—	—	23,484,374
Sweden	—	14,657,676	—	—	14,657,676
Switzerland	—	50,734,721	—	—	50,734,721
United Kingdom	—	187,831,030	—	—	187,831,030
Total Common Stocks	28,133,901	974,135,153	—	—	1,002,269,054
Money Market Funds	—	—	—	41,431,644	41,431,644
Total Investments	28,133,901	974,135,153	—	41,431,644	1,043,700,698
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$901,985,276
Affiliated issuers, at cost	41,430,288
Total investments, at cost	943,415,564
Investments, at value
Unaffiliated issuers, at value	1,002,269,054
Affiliated issuers, at value	41,431,644
Total investments, at value	1,043,700,698
Foreign currency (identified cost $815,395)	812,664
Receivable for:
Investments sold	484
Dividends	1,356,211
Foreign tax reclaims	1,644,545
Prepaid expenses	1
Trustees’ deferred compensation plan	7,597
Total assets	1,047,522,200
Liabilities
Payable for:
Capital shares purchased	812,274
Management services fees	724,733
Distribution and/or service fees	43,650
Transfer agent fees	51,988
Compensation of board members	129,548
Compensation of chief compliance officer	130
Other expenses	75,326
Trustees’ deferred compensation plan	7,597
Total liabilities	1,845,246
Net assets applicable to outstanding capital stock	$1,045,676,954
Represented by
Paid in capital	1,044,331,382
Excess of distributions over net investment income	(6,088,032)
Accumulated net realized loss	(92,866,007)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	100,283,778
Investments - affiliated issuers	1,356
Foreign currency translations	14,477
Total - representing net assets applicable to outstanding capital stock	$1,045,676,954
Class 1
Net assets	$686,237,625
Shares outstanding	48,599,323
Net asset value per share	$14.12
Class 2
Net assets	$60,976,374
Shares outstanding	4,339,584
Net asset value per share	$14.05
Class 3
Net assets	$298,462,955
Shares outstanding	21,167,003
Net asset value per share	$14.10
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,394,589
Dividends — affiliated issuers	96,745
Interest	2
Foreign taxes withheld	(1,457,524)
Total income	16,033,812
Expenses:
Management services fees	4,181,876
Distribution and/or service fees
Class 2	74,140
Class 3	180,908
Transfer agent fees
Class 1	194,236
Class 2	17,793
Class 3	86,833
Compensation of board members	20,413
Custodian fees	51,044
Printing and postage fees	40,953
Audit fees	26,728
Legal fees	6,677
Compensation of chief compliance officer	92
Other	11,196
Total expenses	4,892,889
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(102,181)
Total net expenses	4,790,708
Net investment income	11,243,104
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,844,624
Investments — affiliated issuers	909
Foreign currency translations	26,132
Net realized gain	15,871,665
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	106,600,239
Investments — affiliated issuers	1,403
Foreign currency translations	113,157
Net change in unrealized appreciation (depreciation)	106,714,799
Net realized and unrealized gain	122,586,464
Net increase in net assets resulting from operations	$133,829,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$11,243,104	$13,433,471
Net realized gain (loss)	15,871,665	(32,080,683)
Net change in unrealized appreciation (depreciation)	106,714,799	(11,855,135)
Net increase (decrease) in net assets resulting from operations	133,829,568	(30,502,347)
Distributions to shareholders
Net investment income
Class 1	(12,599,469)	(7,881,646)
Class 2	(1,070,803)	(1,089,698)
Class 3	(5,396,144)	(4,451,285)
Total distributions to shareholders	(19,066,416)	(13,422,629)
Increase (decrease) in net assets from capital stock activity	(11,676,818)	643,646,113
Total increase in net assets	103,086,334	599,721,137
Net assets at beginning of period	942,590,620	342,869,483
Net assets at end of period	$1,045,676,954	$942,590,620
Undistributed (excess of distributions over) net investment income	$(6,088,032)	$1,735,280
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	47,844	676,644	46,725,546	600,541,890
Distributions reinvested	926,573	12,599,469	637,271	7,881,646
Redemptions	(463,559)	(6,530,823)	(155,578)	(1,972,022)
Net increase	510,858	6,745,290	47,207,239	606,451,514
Class 2
Subscriptions	116,872	1,576,778	1,160,883	14,724,190
Fund reorganization	—	—	10,033,716	129,540,594
Distributions reinvested	79,186	1,070,803	89,189	1,089,698
Redemptions	(436,398)	(5,863,029)	(7,902,724)	(98,182,313)
Net increase (decrease)	(240,340)	(3,215,448)	3,381,064	47,172,169
Class 3
Subscriptions	19,549	271,870	11,520,492	149,173,422
Distributions reinvested	397,468	5,396,144	358,259	4,451,285
Redemptions	(1,560,073)	(20,874,674)	(12,738,248)	(163,602,277)
Net decrease	(1,143,056)	(15,206,660)	(859,497)	(9,977,570)
Total net increase (decrease)	(872,538)	(11,676,818)	49,728,806	643,646,113
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class 1
6/30/2017 (c)	$12.58	0.16	1.64	1.80	(0.26)
12/31/2016	$13.60	0.22	(1.04)	(0.82)	(0.20)
12/31/2015	$13.06	0.13	0.55	0.68	(0.14)
12/31/2014	$14.53	0.21	(1.43)	(1.22)	(0.25)
12/31/2013	$12.09	0.16	2.51	2.67	(0.23)
12/31/2012	$10.44	0.21	1.63	1.84	(0.19)
Class 2
6/30/2017 (c)	$12.52	0.14	1.64	1.78	(0.25)
12/31/2016	$13.55	0.22	(1.07)	(0.85)	(0.18)
12/31/2015	$13.02	0.08	0.56	0.64	(0.11)
12/31/2014	$14.50	0.17	(1.42)	(1.25)	(0.23)
12/31/2013	$12.07	0.11	2.52	2.63	(0.20)
12/31/2012	$10.43	0.19	1.62	1.81	(0.17)
Class 3
6/30/2017 (c)	$12.56	0.14	1.65	1.79	(0.25)
12/31/2016	$13.58	0.21	(1.04)	(0.83)	(0.19)
12/31/2015	$13.05	0.11	0.55	0.66	(0.13)
12/31/2014	$14.52	0.19	(1.42)	(1.23)	(0.24)
12/31/2013	$12.09	0.15	2.50	2.65	(0.22)
12/31/2012	$10.44	0.20	1.63	1.83	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	$14.12	14.41%	0.93% (d)	0.91% (d)	2.32% (d)	28%	$686,238
(0.20)	$12.58	(6.00%)	0.93% (e)	0.89% (e)	1.76%	57%	$604,967
(0.14)	$13.60	5.20%	1.01%	0.93%	0.91%	57%	$11,981
(0.25)	$13.06	(8.47%)	0.98%	0.98%	1.51%	53%	$13,471
(0.23)	$14.53	22.35%	1.00%	1.00%	1.24%	88%	$16,809
(0.19)	$12.09	17.85%	0.99%	0.99%	1.89%	66%	$16,421

(0.25)	$14.05	14.26%	1.18% (d)	1.16% (d)	2.04% (d)	28%	$60,976
(0.18)	$12.52	(6.27%)	1.17% (e)	1.14% (e)	1.77%	57%	$57,342
(0.11)	$13.55	4.94%	1.28%	1.18%	0.61%	57%	$16,240
(0.23)	$13.02	(8.72%)	1.24%	1.23%	1.23%	53%	$7,797
(0.20)	$14.50	22.09%	1.26%	1.25%	0.84%	88%	$7,624
(0.17)	$12.07	17.49%	1.24%	1.24%	1.66%	66%	$3,620

(0.25)	$14.10	14.37%	1.06% (d)	1.04% (d)	2.16% (d)	28%	$298,463
(0.19)	$12.56	(6.10%)	1.07% (e)	1.03% (e)	1.66%	57%	$280,282
(0.13)	$13.58	5.03%	1.14%	1.05%	0.79%	57%	$314,648
(0.24)	$13.05	(8.56%)	1.11%	1.10%	1.39%	53%	$325,451
(0.22)	$14.52	22.16%	1.13%	1.13%	1.10%	88%	$404,795
(0.18)	$12.09	17.70%	1.12%	1.12%	1.76%	66%	$375,844
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select International Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
14	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
16	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.84% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 1	0.90%
Class 2	1.15
Class 3	1.025
The Fund had a voluntary expenses reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were 0.96% for Class 1 shares, 1.21% for Class 2 shares and 1.085% for Class 3 shares under the voluntary expense reimbursement arrangement. The expense caps listed in the above table were effective July 1, 2017.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
943,416,000	114,770,000	(14,485,000)	100,285,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
69,528,803	—	—	22,714,033	15,499,383	107,742,219
18	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $274,475,352 and $327,223,553, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 95.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	21

Approval of Management and Subadvisory
Agreements  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy) had been taken or are contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
22	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
24	Columbia Variable Portfolio – Select International Equity Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Select International Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6494 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Co-manager
Managed Fund since 2010
Jennifer Ponce de Leon
Co-manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	4.42	10.29	6.60	7.30
Class 2 *	05/03/10	4.30	10.10	6.34	7.05
Class 3	05/01/96	4.43	10.17	6.47	7.20
BofAML US Cash Pay High Yield Constrained Index		4.92	12.74	6.88	7.55
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Bank of America Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Corporate Bonds & Notes	94.4
Foreign Government Obligations	0.4
Limited Partnerships	0.0 (a)
Money Market Funds	3.0
Senior Loans	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
BBB rating	1.0
BB rating	36.5
B rating	47.8
CCC rating	14.2
CC rating	0.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.20	1,021.19	3.82	3.78	0.75
Class 2	1,000.00	1,000.00	1,043.00	1,019.90	5.14	5.09	1.01
Class 3	1,000.00	1,000.00	1,044.30	1,020.54	4.49	4.43	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 93.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Bombardier, Inc.(a)
12/01/2021	8.750%	966,000	1,073,879
TransDigm, Inc.
07/15/2024	6.500%	517,000	532,529
05/15/2025	6.500%	3,243,000	3,312,430
06/15/2026	6.375%	1,712,000	1,740,549
Total			6,659,387
Automotive 0.9%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,495,000	1,499,457
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,173,770
09/15/2026	4.750%	503,000	508,436
ZF North America Capital, Inc.(a)
04/29/2022	4.500%	875,000	917,906
Total			4,099,569
Banking 0.6%
Ally Financial, Inc.
05/19/2022	4.625%	2,544,000	2,646,976
09/30/2024	5.125%	121,000	127,479
Total			2,774,455
Brokerage/Asset Managers/Exchanges 0.3%
NFP Corp.(a),(b)
07/15/2025	6.875%	705,000	713,015
NPF Corp.(a)
07/15/2021	9.000%	376,000	394,511
Virtu Financial(a)
06/15/2022	6.750%	307,000	316,219
Total			1,423,745
Building Materials 1.4%
Allegion PLC
09/15/2023	5.875%	972,000	1,045,166
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	724,000	744,437
12/15/2023	5.750%	1,290,000	1,362,272
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	675,000	726,889
HD Supply, Inc.(a)
04/15/2024	5.750%	625,000	666,891
NCI Building Systems, Inc.(a)
01/15/2023	8.250%	550,000	595,193
US Concrete, Inc.(a)
06/01/2024	6.375%	638,000	671,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Concrete, Inc.
06/01/2024	6.375%	468,000	494,610
Total			6,306,950
Cable and Satellite 10.1%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	864,000	900,584
05/15/2026	5.500%	1,951,000	2,050,450
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,210,811
05/01/2025	5.375%	2,080,000	2,213,873
02/15/2026	5.750%	885,000	946,510
05/01/2026	5.500%	397,000	420,481
05/01/2027	5.875%	621,000	661,625
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	474,000	484,358
12/15/2021	5.125%	414,000	422,602
12/15/2021	5.125%	299,000	304,868
07/15/2025	7.750%	1,211,000	1,344,813
CSC Holdings LLC
02/15/2019	8.625%	448,000	491,129
11/15/2021	6.750%	1,111,000	1,229,905
CSC Holdings LLC(a)
01/15/2023	10.125%	870,000	1,010,994
10/15/2025	6.625%	2,334,000	2,568,898
10/15/2025	10.875%	2,217,000	2,664,176
04/15/2027	5.500%	585,000	617,000
DISH DBS Corp.
11/15/2024	5.875%	610,000	649,357
07/01/2026	7.750%	4,736,000	5,603,517
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	492,000	494,305
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,110,000	1,149,484
07/15/2026	5.375%	621,000	644,404
Sirius XM Radio, Inc.(a),(b)
08/01/2027	5.000%	1,307,000	1,317,010
Unitymedia GmbH(a)
01/15/2025	6.125%	1,551,000	1,663,883
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,262,000	2,370,581
Videotron Ltd.
07/15/2022	5.000%	1,002,000	1,063,127
Videotron Ltd.(a)
06/15/2024	5.375%	720,000	762,353
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	780,000	801,304
Virgin Media Finance PLC(a)
10/15/2024	6.000%	470,000	499,284
01/15/2025	5.750%	2,787,000	2,883,060

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,280,544
08/15/2026	5.500%	617,000	648,640
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	922,000	935,509
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	2,361,000	2,426,730
Total			44,736,169
Chemicals 2.9%
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,229,948
Atotech USA, Inc.(a)
02/01/2025	6.250%	1,258,000	1,293,759
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	833,988
Chemours Co. (The)
05/15/2023	6.625%	1,468,000	1,554,588
05/15/2025	7.000%	795,000	865,443
05/15/2027	5.375%	391,000	402,236
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	1,067,000	1,120,332
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,262,000	1,303,840
Koppers, Inc.(a)
02/15/2025	6.000%	353,000	375,203
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	1,029,000	1,138,110
02/01/2022	6.500%	618,000	638,514
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,234,607
SPCM SA(a)
09/15/2025	4.875%	721,000	735,416
Venator Finance SARL/Materials Corp.(a),(b)
07/15/2025	5.750%	209,000	211,463
Total			12,937,447
Construction Machinery 1.0%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	307,000	321,812
United Rentals North America, Inc.
06/15/2023	6.125%	547,000	572,076
09/15/2026	5.875%	2,084,000	2,217,303
05/15/2027	5.500%	1,188,000	1,224,147
Total			4,335,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 2.0%
APX Group, Inc.
12/01/2019	6.375%	82,000	84,224
12/01/2020	8.750%	2,232,000	2,302,431
12/01/2022	7.875%	2,039,000	2,212,867
Carlson Travel, Inc.(a)
12/15/2023	6.750%	421,000	429,099
IHS Markit Ltd.(a)
11/01/2022	5.000%	826,000	892,064
02/15/2025	4.750%	1,330,000	1,425,546
Interval Acquisition Corp.
04/15/2023	5.625%	1,495,000	1,549,973
Total			8,896,204
Consumer Products 1.5%
American Greetings Corp.(a)
02/15/2025	7.875%	148,000	159,904
Prestige Brands, Inc.(a)
03/01/2024	6.375%	645,000	687,872
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,188,076
12/15/2026	5.250%	565,000	589,724
Spectrum Brands, Inc.
07/15/2025	5.750%	1,467,000	1,573,287
Springs Industries, Inc.
06/01/2021	6.250%	1,109,000	1,145,828
Tempur Sealy International, Inc.
10/15/2023	5.625%	687,000	712,762
06/15/2026	5.500%	313,000	318,149
Valvoline, Inc.(a)
07/15/2024	5.500%	159,000	169,090
Total			6,544,692
Diversified Manufacturing 1.0%
Entegris, Inc.(a)
04/01/2022	6.000%	1,404,000	1,468,765
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	295,836
08/15/2026	5.875%	1,053,000	1,091,323
Welbilt, Inc.
02/15/2024	9.500%	308,000	358,191
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	445,527
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	645,994
Total			4,305,636

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.6%
AES Corp. (The)
05/15/2026	6.000%	1,048,000	1,123,010
Calpine Corp.
02/01/2024	5.500%	685,000	647,754
01/15/2025	5.750%	1,810,000	1,702,330
Dynegy, Inc.
11/01/2024	7.625%	965,000	936,050
NRG Energy, Inc.
05/01/2024	6.250%	195,000	197,529
05/15/2026	7.250%	797,000	826,838
01/15/2027	6.625%	1,227,000	1,229,605
NRG Yield Operating LLC
08/15/2024	5.375%	2,493,000	2,614,257
09/15/2026	5.000%	579,000	587,801
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,598,000	1,680,388
Total			11,545,562
Finance Companies 3.1%
Aircastle Ltd.
02/15/2022	5.500%	1,560,000	1,690,701
04/01/2023	5.000%	138,000	147,692
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,336,936
Navient Corp.
03/25/2020	8.000%	153,000	170,990
07/26/2021	6.625%	649,000	697,287
01/25/2022	7.250%	618,000	675,363
06/15/2022	6.500%	750,000	795,720
01/25/2023	5.500%	752,000	763,091
10/25/2024	5.875%	691,000	700,960
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	793,000	832,426
12/15/2021	7.250%	1,593,000	1,678,152
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	470,000	491,988
02/15/2024	5.500%	470,000	491,160
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	716,000	733,906
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,612,000	1,667,155
Springleaf Finance Corp.
05/15/2022	6.125%	936,000	987,598
Total			13,861,125
Food and Beverage 2.0%
B&G Foods, Inc.
04/01/2025	5.250%	1,326,000	1,352,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	1,295,000	1,370,140
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	975,000	1,005,041
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	445,088
11/01/2026	4.875%	721,000	746,601
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	209,000	223,416
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	477,815
08/15/2026	5.000%	1,562,000	1,557,294
03/01/2027	5.750%	1,412,000	1,455,385
Total			8,633,662
Gaming 5.8%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,432,939
04/01/2026	6.375%	1,151,000	1,247,251
Eldorado Resorts, Inc.(a)
04/01/2025	6.000%	490,000	518,831
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	340,000	369,961
04/15/2026	5.375%	530,000	577,417
International Game Technology PLC(a)
02/15/2022	6.250%	992,000	1,084,348
02/15/2025	6.500%	1,940,000	2,139,391
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,391,037
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	522,543
09/01/2026	4.500%	472,000	476,154
MGM Resorts International
10/01/2020	6.750%	510,000	565,288
12/15/2021	6.625%	1,853,000	2,078,329
03/15/2023	6.000%	676,000	747,497
09/01/2026	4.625%	569,000	574,741
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	313,000	318,278
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	296,000	300,010
Scientific Games International, Inc.(a)
01/01/2022	7.000%	3,409,000	3,630,404
Scientific Games International, Inc.
12/01/2022	10.000%	2,093,000	2,294,748
Seminole Tribe of Florida, Inc.(a)
10/01/2020	6.535%	2,035,000	2,075,700
10/01/2020	7.804%	450,000	463,221

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority(a),(c)
11/15/2016	0.000%	5,259,000	1,958,978
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	405,000	426,382
05/15/2027	5.250%	685,000	702,223
Total			25,895,671
Health Care 8.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	396,000	409,802
02/15/2023	5.625%	467,000	483,847
03/01/2024	6.500%	738,000	790,108
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,326,000	1,354,831
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	1,470,000	1,284,186
03/31/2023	6.250%	2,559,000	2,646,597
DaVita, Inc.
07/15/2024	5.125%	1,055,000	1,071,305
Envision Healthcare Corp.(a)
12/01/2024	6.250%	1,007,000	1,072,157
Fresenius Medical Care US Finance II, Inc.(a)
10/15/2024	4.750%	777,000	825,106
HCA, Inc.
02/15/2022	7.500%	1,378,000	1,586,877
02/01/2025	5.375%	3,449,000	3,632,835
04/15/2025	5.250%	1,836,000	1,980,155
06/15/2026	5.250%	273,000	294,076
02/15/2027	4.500%	1,276,000	1,310,236
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	639,000	652,102
MEDNAX, Inc.(a)
12/01/2023	5.250%	1,314,000	1,355,366
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,804,000	1,923,271
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,091,000	1,124,200
10/15/2026	5.000%	512,000	527,846
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	1,215,000	1,250,713
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	893,000	904,647
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	903,000	874,675
Tenet Healthcare Corp.
10/01/2020	6.000%	886,000	948,714
04/01/2021	4.500%	2,075,000	2,115,253
04/01/2022	8.125%	905,000	962,620
06/15/2023	6.750%	428,000	427,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	545,000	590,759
07/15/2024	4.625%	622,000	617,190
THC Escrow Corp. III(a)
07/15/2024	4.625%	779,000	781,011
05/01/2025	5.125%	1,151,000	1,155,147
08/01/2025	7.000%	803,000	801,013
Total			35,754,234
Healthcare Insurance 1.2%
Centene Corp.
05/15/2022	4.750%	418,000	437,520
02/15/2024	6.125%	732,000	790,644
01/15/2025	4.750%	1,499,000	1,545,171
Molina Healthcare, Inc.
11/15/2022	5.375%	249,000	264,562
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	464,000	467,448
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,538,000	1,615,309
Total			5,120,654
Home Construction 1.4%
CalAtlantic Group, Inc.
11/15/2024	5.875%	1,105,000	1,196,003
06/01/2026	5.250%	241,000	250,062
06/15/2027	5.000%	395,000	395,553
Lennar Corp.
04/30/2024	4.500%	1,219,000	1,259,942
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,056,713
06/01/2025	6.000%	220,000	236,069
Meritage Homes Corp.(a)
06/06/2027	5.125%	449,000	449,631
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	545,869
03/01/2024	5.625%	848,000	888,623
Total			6,278,465
Independent Energy 6.9%
Callon Petroleum Co.
10/01/2024	6.125%	545,000	551,258
Callon Petroleum Co.(a)
10/01/2024	6.125%	353,000	357,865
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,528,000	1,468,272
Continental Resources, Inc.
04/15/2023	4.500%	605,000	577,736
06/01/2024	3.800%	809,000	741,368

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
04/15/2021	7.125%	215,000	220,137
02/15/2023	7.750%	2,251,000	2,367,183
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	317,000	314,935
05/31/2025	5.375%	1,781,000	1,805,081
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	2,333,000	2,395,634
Halcon Resources Corp.(a)
02/15/2025	6.750%	543,000	489,424
Laredo Petroleum, Inc.
01/15/2022	5.625%	425,000	414,180
05/01/2022	7.375%	1,117,000	1,132,014
03/15/2023	6.250%	2,359,000	2,329,104
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	612,000	640,850
01/15/2025	5.375%	1,607,000	1,617,876
08/15/2025	5.250%	1,338,000	1,338,694
PDC Energy, Inc.(a)
09/15/2024	6.125%	1,465,000	1,486,738
Range Resources Corp.(a)
03/15/2023	5.000%	672,000	656,734
RSP Permian, Inc.(a)
01/15/2025	5.250%	2,271,000	2,274,665
SM Energy Co.
06/01/2025	5.625%	329,000	295,194
09/15/2026	6.750%	2,525,000	2,408,438
Whiting Petroleum Corp.
03/15/2021	5.750%	458,000	431,612
04/01/2023	6.250%	785,000	722,264
WPX Energy, Inc.
01/15/2022	6.000%	3,535,000	3,495,783
Total			30,533,039
Leisure 0.7%
AMC Entertainment Holdings, Inc.(a)
05/15/2027	6.125%	443,000	468,478
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,375,000	1,455,759
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	669,385
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	587,000	630,677
Total			3,224,299
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	622,000	629,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	97,000	105,671
Playa Resorts Holding BV(a)
08/15/2020	8.000%	1,789,000	1,875,369
Total			2,610,845
Media and Entertainment 3.7%
AMC Networks, Inc.
04/01/2024	5.000%	681,000	697,612
iHeartCommunications, Inc.
03/01/2021	9.000%	1,450,000	1,090,378
Match Group, Inc.
06/01/2024	6.375%	1,133,000	1,235,766
MDC Partners, Inc.(a)
05/01/2024	6.500%	2,545,000	2,534,176
Netflix, Inc.
02/15/2022	5.500%	986,000	1,071,875
02/15/2025	5.875%	1,965,000	2,174,373
Netflix, Inc.(a)
11/15/2026	4.375%	2,803,000	2,805,590
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	1,368,000	1,408,569
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	2,166,000	2,273,895
Univision Communications, Inc.(a)
02/15/2025	5.125%	885,000	876,530
Total			16,168,764
Metals and Mining 3.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	501,033
09/30/2026	7.000%	366,000	402,054
Constellium NV(a)
05/15/2024	5.750%	2,155,000	1,990,121
03/01/2025	6.625%	830,000	793,634
Freeport-McMoRan, Inc.
03/01/2022	3.550%	420,000	394,188
03/15/2023	3.875%	837,000	782,306
11/14/2024	4.550%	2,587,000	2,442,617
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/2023	7.375%	702,000	760,175
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	296,000	305,835
01/15/2025	7.625%	1,150,000	1,207,388
Novelis Corp.(a)
08/15/2024	6.250%	922,000	967,755
09/30/2026	5.875%	2,013,000	2,075,651

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	3,794,000	3,952,104
Total			16,574,861
Midstream 4.6%
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	735,988
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	532,000	546,376
Delek Logistics Partners LP(a)
05/15/2025	6.750%	885,000	893,452
Energy Transfer Equity LP
06/01/2027	5.500%	4,224,000	4,373,521
NuStar Logistics LP
04/28/2027	5.625%	959,000	1,007,924
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	393,000	398,776
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	76,000	77,764
11/15/2023	4.250%	724,000	706,505
03/15/2024	6.750%	1,123,000	1,211,106
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	2,051,000	2,120,670
Tesoro Logistics LP/Finance Corp.
10/15/2019	5.500%	385,000	405,730
10/15/2022	6.250%	746,000	793,828
05/01/2024	6.375%	833,000	900,647
01/15/2025	5.250%	1,663,000	1,750,645
Williams Companies, Inc. (The)
01/15/2023	3.700%	954,000	940,457
06/24/2024	4.550%	3,310,000	3,395,021
Total			20,258,410
Oil Field Services 0.6%
Precision Drilling Corp.(a)
12/15/2023	7.750%	107,000	107,979
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	307,000	290,435
Weatherford International Ltd.
06/15/2021	7.750%	808,000	811,036
06/15/2023	8.250%	1,432,000	1,434,666
Total			2,644,116
Other Financial Institutions 0.1%
Alpine Finance Merger Sub LLC(a),(b)
08/01/2025	6.875%	361,000	368,384
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	156,000	152,962
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	751,000	765,990
Total			918,952
Other REIT 0.2%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	410,000	422,420
03/15/2027	5.375%	410,000	426,849
Total			849,269
Packaging 3.0%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	696,872
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	2,464,000	2,697,001
02/15/2025	6.000%	2,177,000	2,286,658
Berry Plastics Corp.
07/15/2023	5.125%	1,925,000	2,004,449
Novolex (a)
01/15/2025	6.875%	387,000	402,103
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,118,567
01/15/2025	5.375%	509,000	542,721
08/15/2025	6.375%	201,000	225,622
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,790,000	1,831,293
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,628,665
Total			13,433,951
Pharmaceuticals 2.8%
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	239,000	245,604
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	65,000	54,663
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
02/01/2025	6.000%	960,000	787,572
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,195,340
Mallinckrodt International Finance SA/CB LLC(a)
10/15/2023	5.625%	272,000	248,023
04/15/2025	5.500%	457,000	398,382

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
10/15/2020	6.375%	1,138,000	1,107,538
12/01/2021	5.625%	1,042,000	942,492
03/15/2022	6.500%	396,000	415,347
03/01/2023	5.500%	776,000	660,638
05/15/2023	5.875%	2,438,000	2,090,329
03/15/2024	7.000%	1,570,000	1,656,229
04/15/2025	6.125%	1,788,000	1,515,916
Total			12,318,073
Property & Casualty 1.0%
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/2019	8.125%	364,000	364,533
HUB International Ltd.(a)
10/01/2021	7.875%	3,949,000	4,117,148
Total			4,481,681
Restaurants 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	1,255,000	1,247,025
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,980,000	2,029,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	1,311,000	1,378,165
06/01/2027	4.750%	499,000	508,815
Total			5,163,505
Retailers 1.2%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	1,231,000	1,253,062
Group 1 Automotive, Inc.
06/01/2022	5.000%	630,000	640,602
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	532,000	533,001
L Brands, Inc.
11/01/2035	6.875%	891,000	861,750
Penske Automotive Group, Inc.
12/01/2024	5.375%	768,000	772,675
05/15/2026	5.500%	308,000	307,141
PetSmart, Inc.(a)
06/01/2025	5.875%	586,000	565,370
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	288,000	289,895
Total			5,223,496
Technology 6.6%
Camelot Finance SA(a)
10/15/2024	7.875%	596,000	640,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.(a)
06/01/2027	4.875%	495,000	508,610
Equinix, Inc.
04/01/2023	5.375%	2,137,000	2,225,457
01/15/2026	5.875%	1,145,000	1,246,982
05/15/2027	5.375%	949,000	1,014,600
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,568,545
12/01/2023	7.000%	3,224,000	3,441,301
01/15/2024	5.750%	2,285,000	2,377,499
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,667,568
Informatica LLC(a)
07/15/2023	7.125%	689,000	701,647
Microsemi Corp.(a)
04/15/2023	9.125%	518,000	595,682
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,494,581
08/15/2025	5.750%	1,298,000	1,405,746
NXP BV/Funding LLC(a)
03/15/2023	5.750%	240,000	252,470
PTC, Inc.
05/15/2024	6.000%	1,257,000	1,372,058
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	1,292,000	1,349,923
Sensata Technologies BV(a)
11/01/2024	5.625%	165,000	177,749
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,320,000	1,515,371
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,805,588
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	553,000	565,634
VeriSign, Inc.
05/01/2023	4.625%	1,140,000	1,166,229
04/01/2025	5.250%	1,172,000	1,252,610
VeriSign, Inc.(a),(b)
07/15/2027	4.750%	947,000	957,007
Total			29,303,779
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,934,000	1,828,995
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,540,000	1,536,355
10/15/2024	5.500%	1,386,000	1,136,444
Total			4,501,794

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 5.2%
SBA Communications Corp.(a)
09/01/2024	4.875%	4,401,000	4,472,648
SFR Group SA(a)
05/15/2022	6.000%	2,468,000	2,578,873
05/01/2026	7.375%	2,965,000	3,215,551
Sprint Communications, Inc.(a)
11/15/2018	9.000%	731,000	794,209
Sprint Corp.
09/15/2021	7.250%	688,000	763,744
09/15/2023	7.875%	1,135,000	1,303,983
06/15/2024	7.125%	1,910,000	2,123,248
02/15/2025	7.625%	3,162,000	3,637,438
T-Mobile USA, Inc.
03/01/2025	6.375%	310,000	334,986
01/15/2026	6.500%	3,053,000	3,368,836
Wind Acquisition Finance SA(a)
04/23/2021	7.375%	461,000	479,169
Total			23,072,685
Wirelines 3.2%
CenturyLink, Inc.
03/15/2022	5.800%	390,000	407,276
04/01/2024	7.500%	1,572,000	1,723,907
04/01/2025	5.625%	1,358,000	1,358,273
Frontier Communications Corp.
04/15/2024	7.625%	1,081,000	891,013
01/15/2025	6.875%	2,474,000	1,932,731
09/15/2025	11.000%	1,453,000	1,343,048
Level 3 Financing, Inc.
01/15/2024	5.375%	1,085,000	1,133,596
03/15/2026	5.250%	933,000	967,435
Telecom Italia SpA(a)
05/30/2024	5.303%	1,128,000	1,215,452
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	414,000	435,815
05/15/2025	6.375%	1,705,000	1,842,527
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	702,000	735,527
Total			13,986,600
Total Corporate Bonds & Notes (Cost $402,932,080)			415,745,468

Foreign Government Obligations(e) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	920,000	915,232
06/01/2027	5.250%	951,000	947,147
Total			1,862,379
Total Foreign Government Obligations (Cost $1,871,000)			1,862,379

Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(f),(g)	5,000,000	524
Total Financials		524
Total Limited Partnerships (Cost $—)		524

Senior Loans 2.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(d),(h)
2nd Lien Term Loan
11/08/2024	9.179%	1,747,874	1,739,869
Diversified Manufacturing 0.4%
Accudyne Industries Borrower SCA/LLC(d),(h)
Term Loan
12/13/2019	4.226%	1,665,000	1,650,165
Independent Energy 0.3%
Chesapeake Energy Corp.(d),(h)
Tranche A Term Loan
08/23/2021	8.686%	1,101,548	1,163,785
Media and Entertainment 0.0%
UFC Holdings LLC(d),(h)
2nd Lien Term Loan
08/18/2024	8.716%	97,000	98,697
Oil Field Services 0.2%
EagleClaw Midstream Ventures(d),(h),(i)
Term Loan
06/06/2024	0.000%	855,178	844,488

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.9%
Ancestry.com Operations, Inc.(d),(h)
2nd Lien Term Loan
10/19/2024	9.460%	358,511	365,979
Ascend Learning LLC(d),(h),(i)
Term Loan
06/28/2024	4.545%	173,000	173,000
Greeneden US Holdings I LLC(d),(h)
Tranche B1 Term Loan
12/01/2023	5.296%	396,010	396,901
Hyland Software, Inc.(d),(h),(i)
Tranche 3 Term Loan
07/01/2022	0.000%	221,867	223,087
Information Resources, Inc.(d),(h)
2nd Lien Term Loan
01/20/2025	9.466%	1,633,000	1,624,835
Kronos, Inc.(d),(h)
2nd Lien Term Loan
11/01/2024	9.420%	571,000	592,173
Misys Ltd.(d),(h)
1st Lien Term Loan
06/13/2024	4.736%	569,447	569,237
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
06/13/2025	8.459%	213,540	217,200
Total			4,162,412
Total Senior Loans (Cost $9,464,343)			9,659,416

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(j),(k)	12,990,984	12,990,984
Total Money Market Funds (Cost $12,990,698)		12,990,984
Total Investments (Cost: $427,258,121)		440,258,771
Other Assets & Liabilities, Net		2,531,060
Net Assets		442,789,831

At June 30, 2017, securities and/or cash totaling $175,500 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(135)	USD	(16,946,719)	09/2017	39,108	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $228,260,297, which represents 51.55% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $1,958,978, which represents 0.44% of net assets.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $524, which represents less than 0.01% of net assets.
(g)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	7,600,182	76,465,209	(71,074,407)	12,990,984	(439)	44,726	12,990,984
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	415,745,468	—	—	415,745,468
Foreign Government Obligations	—	1,862,379	—	—	1,862,379
Limited Partnerships
Financials	—	—	524	—	524
Senior Loans	—	9,659,416	—	—	9,659,416
Money Market Funds	—	—	—	12,990,984	12,990,984
Total Investments	—	427,267,263	524	12,990,984	440,258,771
Derivatives
Asset
Futures Contracts	39,108	—	—	—	39,108
Total	39,108	427,267,263	524	12,990,984	440,297,879
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$414,267,423
Affiliated issuers, at cost	12,990,698
Total investments, at cost	427,258,121
Investments, at value
Unaffiliated issuers, at value	427,267,787
Affiliated issuers, at value	12,990,984
Total investments, at value	440,258,771
Cash	20,672
Margin deposits	175,500
Receivable for:
Investments sold	1,559,128
Investments sold on a delayed delivery basis	519,740
Capital shares sold	10,766
Dividends	9,744
Interest	6,731,164
Foreign tax reclaims	25,326
Variation margin for futures contracts	37,969
Total assets	449,348,780
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,288,772
Capital shares purchased	822,265
Management services fees	239,284
Distribution and/or service fees	51,393
Transfer agent fees	21,972
Compensation of board members	58,943
Compensation of chief compliance officer	51
Other expenses	76,269
Total liabilities	6,558,949
Net assets applicable to outstanding capital stock	$442,789,831
Represented by
Paid in capital	470,131,237
Undistributed net investment income	34,019,635
Accumulated net realized loss	(74,400,799)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	13,000,364
Investments - affiliated issuers	286
Futures contracts	39,108
Total - representing net assets applicable to outstanding capital stock	$442,789,831
Class 1
Net assets	$11,358
Shares outstanding	1,601
Net asset value per share	$7.09
Class 2
Net assets	$54,807,352
Shares outstanding	7,796,834
Net asset value per share	$7.03
Class 3
Net assets	$387,971,121
Shares outstanding	54,825,728
Net asset value per share	$7.08
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$44,726
Interest	13,178,913
Total income	13,223,639
Expenses:
Management services fees	1,468,244
Distribution and/or service fees
Class 2	64,819
Class 3	247,229
Transfer agent fees
Class 1	617
Class 2	15,556
Class 3	118,666
Compensation of board members	12,144
Custodian fees	8,597
Printing and postage fees	52,349
Audit fees	18,463
Legal fees	4,761
Compensation of chief compliance officer	48
Other	6,342
Total expenses	2,017,835
Net investment income	11,205,804
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,766,254
Investments — affiliated issuers	(439)
Futures contracts	(251,953)
Net realized gain	5,513,862
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,697,754
Investments — affiliated issuers	286
Futures contracts	(28,275)
Net change in unrealized appreciation (depreciation)	2,669,765
Net realized and unrealized gain	8,183,627
Net increase in net assets resulting from operations	$19,389,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$11,205,804	$23,672,078
Net realized gain (loss)	5,513,862	(5,664,750)
Net change in unrealized appreciation (depreciation)	2,669,765	32,368,692
Net increase in net assets resulting from operations	19,389,431	50,376,020
Distributions to shareholders
Net investment income
Class 1	—	(143,523)
Class 2	—	(2,607,346)
Class 3	—	(24,606,400)
Total distributions to shareholders	—	(27,357,269)
Decrease in net assets from capital stock activity	(28,888,114)	(32,048,159)
Total decrease in net assets	(9,498,683)	(9,029,408)
Net assets at beginning of period	452,288,514	461,317,922
Net assets at end of period	$442,789,831	$452,288,514
Undistributed net investment income	$34,019,635	$22,813,831
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	41,605	286,161	211,030	1,421,639
Distributions reinvested	—	—	21,812	143,523
Redemptions	(501,513)	(3,504,347)	(70,625)	(476,728)
Net increase (decrease)	(459,908)	(3,218,186)	162,217	1,088,434
Class 2
Subscriptions	941,434	6,484,336	1,490,411	9,923,779
Distributions reinvested	—	—	399,287	2,607,346
Redemptions	(315,546)	(2,178,288)	(770,384)	(5,083,288)
Net increase	625,888	4,306,048	1,119,314	7,447,837
Class 3
Subscriptions	43,116	298,863	287,328	1,930,694
Distributions reinvested	—	—	3,745,266	24,606,400
Redemptions	(4,357,547)	(30,274,839)	(10,101,928)	(67,121,524)
Net decrease	(4,314,431)	(29,975,976)	(6,069,334)	(40,584,430)
Total net decrease	(4,148,451)	(28,888,114)	(4,787,803)	(32,048,159)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class 1
6/30/2017 (c)	$6.79	0.18	0.12	0.30	—
12/31/2016	$6.46	0.35	0.40	0.75	(0.42)
12/31/2015	$6.96	0.36	(0.42)	(0.06)	(0.44)
12/31/2014	$7.15	0.38	(0.10)	0.28	(0.47)
12/31/2013	$7.22	0.43	0.00 (e)	0.43	(0.50)
12/31/2012	$6.74	0.46	0.56	1.02	(0.54)
Class 2
6/30/2017 (c)	$6.74	0.17	0.12	0.29	—
12/31/2016	$6.41	0.34	0.39	0.73	(0.40)
12/31/2015	$6.91	0.35	(0.43)	(0.08)	(0.42)
12/31/2014	$7.11	0.37	(0.12)	0.25	(0.45)
12/31/2013	$7.18	0.41	0.01	0.42	(0.49)
12/31/2012	$6.71	0.44	0.56	1.00	(0.53)
Class 3
6/30/2017 (c)	$6.78	0.17	0.13	0.30	—
12/31/2016	$6.45	0.35	0.39	0.74	(0.41)
12/31/2015	$6.94	0.36	(0.42)	(0.06)	(0.43)
12/31/2014	$7.14	0.38	(0.12)	0.26	(0.46)
12/31/2013	$7.21	0.42	0.00 (e)	0.42	(0.49)
12/31/2012	$6.73	0.45	0.56	1.01	(0.53)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$7.09	4.42%	0.75% (d)	0.75% (d)	5.12% (d)	28%	$11
(0.42)	$6.79	11.84%	0.75%	0.75%	5.32%	51%	$3,135
(0.44)	$6.46	(1.15%)	0.78%	0.75%	5.35%	47%	$1,934
(0.47)	$6.96	3.89%	0.76%	0.72%	5.43%	59%	$629
(0.50)	$7.15	6.19%	0.76%	0.72%	5.94%	63%	$7
(0.54)	$7.22	15.87%	0.75%	0.74%	6.55%	75%	$7

—	$7.03	4.30%	1.01% (d)	1.01% (d)	4.88% (d)	28%	$54,807
(0.40)	$6.74	11.65%	1.00%	1.00%	5.07%	51%	$48,310
(0.42)	$6.41	(1.41%)	1.02%	1.00%	5.06%	47%	$38,807
(0.45)	$6.91	3.51%	1.00%	0.97%	5.20%	59%	$34,214
(0.49)	$7.11	5.98%	1.01%	0.97%	5.70%	63%	$24,968
(0.53)	$7.18	15.62%	1.00%	0.98%	6.29%	75%	$16,469

—	$7.08	4.43%	0.88% (d)	0.88% (d)	5.00% (d)	28%	$387,971
(0.41)	$6.78	11.72%	0.88%	0.88%	5.20%	51%	$400,844
(0.43)	$6.45	(1.14%)	0.90%	0.87%	5.17%	47%	$420,576
(0.46)	$6.94	3.62%	0.87%	0.85%	5.34%	59%	$514,924
(0.49)	$7.14	6.07%	0.89%	0.85%	5.81%	63%	$569,123
(0.53)	$7.21	15.74%	0.87%	0.86%	6.43%	75%	$623,113
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	39,108*

24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(251,953)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(28,275)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	15,822,547

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually.
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.65% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.76%
Class 2	1.01
Class 3	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
427,258,000	19,299,000	(6,298,000)	13,001,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
72,257,550	3,724,859	3,404,149	79,386,558
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $123,244,011 and $145,548,287, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 98.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	31

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	33

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2017	35

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6671 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
John Wilson, CFA
Lead manager
Managed Fund since 2010
Peter Deininger, CFA, CAIA
Co-manager
Managed Fund since 2010
Tchintcia Barros, CFA
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	17.05	23.07	15.50	6.93
Class 2 *	05/03/10	16.95	22.78	15.21	6.69
Class 3	09/15/99	16.94	23.00	15.34	6.85
Russell 1000 Growth Index		13.99	20.42	15.30	8.91
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Apple, Inc.	4.8
Microsoft Corp.	4.7
Amazon.com, Inc.	4.1
Facebook, Inc., Class A	3.8
Visa, Inc., Class A	3.4
Alphabet, Inc., Class A	3.1
Alphabet, Inc., Class C	2.9
Comcast Corp., Class A	2.8
FedEx Corp.	2.2
PepsiCo, Inc.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	19.1
Consumer Staples	6.9
Energy	1.0
Financials	4.5
Health Care	17.2
Industrials	10.5
Information Technology	36.1
Materials	1.8
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,170.50	1,021.09	4.17	3.88	0.77
Class 2	1,000.00	1,000.00	1,169.50	1,019.85	5.52	5.14	1.02
Class 3	1,000.00	1,000.00	1,169.40	1,020.49	4.81	4.48	0.89
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Hotels, Restaurants & Leisure 4.0%
Norwegian Cruise Line Holdings Ltd.(a)	285,061	15,475,962
Starbucks Corp.	360,955	21,047,286
Yum China Holdings, Inc.(a)	278,339	10,974,907
Yum! Brands, Inc.	278,339	20,530,284
Total		68,028,439
Household Durables 2.0%
Mohawk Industries, Inc.(a)	64,874	15,679,397
Newell Brands, Inc.	346,604	18,584,906
Total		34,264,303
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.(a)	70,332	68,081,376
Expedia, Inc.	118,644	17,672,024
Priceline Group, Inc. (The)(a)	12,494	23,370,277
Total		109,123,677
Media 3.9%
Comcast Corp., Class A	1,179,604	45,910,188
DISH Network Corp., Class A(a)	309,986	19,454,721
Total		65,364,909
Multiline Retail 1.0%
Dollar General Corp.	232,034	16,727,331
Specialty Retail 1.5%
TJX Companies, Inc. (The)	351,753	25,386,014
Total Consumer Discretionary		318,894,673
Consumer Staples 6.9%
Beverages 2.1%
PepsiCo, Inc.	306,219	35,365,232
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	135,039	21,596,788
SYSCO Corp.	455,464	22,923,503
Wal-Mart Stores, Inc.	139,231	10,537,002
Total		55,057,293
Tobacco 1.5%
Philip Morris International, Inc.	219,229	25,748,446
Total Consumer Staples		116,170,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Cimarex Energy Co.	69,386	6,522,978
Hess Corp.	241,331	10,587,191
Total		17,110,169
Total Energy		17,110,169
Financials 4.4%
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	523,008	26,683,868
BlackRock, Inc.	35,894	15,161,985
Charles Schwab Corp. (The)	196,028	8,421,363
Goldman Sachs Group, Inc. (The)	109,046	24,197,307
Total		74,464,523
Total Financials		74,464,523
Health Care 17.0%
Biotechnology 8.8%
AbbVie, Inc.	374,764	27,174,138
ACADIA Pharmaceuticals, Inc.(a)	90,167	2,514,758
Alexion Pharmaceuticals, Inc.(a)	188,152	22,892,454
Biogen, Inc.(a)	89,033	24,159,995
bluebird bio, Inc.(a)	23,274	2,444,934
Celgene Corp.(a)	210,753	27,370,492
Clovis Oncology, Inc.(a)	69,012	6,461,593
Intercept Pharmaceuticals, Inc.(a)	59,854	7,246,524
TESARO, Inc.(a)	33,392	4,670,205
Vertex Pharmaceuticals, Inc.(a)	181,604	23,403,307
Total		148,338,400
Health Care Equipment & Supplies 3.9%
Edwards Lifesciences Corp.(a)	220,046	26,018,239
Medtronic PLC	235,297	20,882,609
Zimmer Biomet Holdings, Inc.	152,436	19,572,782
Total		66,473,630
Health Care Providers & Services 2.4%
Aetna, Inc.	172,823	26,239,716
Humana, Inc.	58,582	14,096,001
Total		40,335,717

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.9%
Illumina, Inc.(a)	55,188	9,576,222
Thermo Fisher Scientific, Inc.	125,327	21,865,801
Total		31,442,023
Total Health Care		286,589,770
Industrials 10.3%
Air Freight & Logistics 2.1%
FedEx Corp.	168,096	36,532,304
Airlines 1.3%
Alaska Air Group, Inc.	240,773	21,611,784
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	149,488	11,408,924
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	272,674	11,648,633
Industrial Conglomerates 2.0%
Honeywell International, Inc.	256,296	34,161,694
Machinery 2.4%
Cummins, Inc.	115,187	18,685,635
Stanley Black & Decker, Inc.	36,733	5,169,435
Xylem, Inc.	303,093	16,800,445
Total		40,655,515
Road & Rail 1.1%
Kansas City Southern	181,127	18,954,941
Total Industrials		174,973,795
Information Technology 35.7%
Internet Software & Services 10.9%
Alibaba Group Holding Ltd., ADR(a)	152,023	21,420,041
Alphabet, Inc., Class A(a)	55,524	51,619,553
Alphabet, Inc., Class C(a)	53,381	48,508,916
Facebook, Inc., Class A(a)	418,439	63,175,920
Total		184,724,430
IT Services 4.3%
FleetCor Technologies, Inc.(a)	116,880	16,855,265
Visa, Inc., Class A	601,630	56,420,861
Total		73,276,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.0%
Broadcom Ltd.	143,475	33,436,849
Lam Research Corp.	139,509	19,730,758
MACOM Technology Solutions Holdings, Inc.(a)	307,636	17,156,859
Micron Technology, Inc.(a)	547,244	16,340,706
NVIDIA Corp.	216,482	31,294,638
Total		117,959,810
Software 8.7%
Electronic Arts, Inc.(a)	284,146	30,039,915
Microsoft Corp.	1,133,704	78,146,217
Salesforce.com, Inc.(a)	245,519	21,261,945
ServiceNow, Inc.(a)	163,172	17,296,232
Total		146,744,309
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	560,992	80,794,068
Total Information Technology		603,498,743
Materials 1.7%
Chemicals 1.7%
Eastman Chemical Co.	350,195	29,412,878
Total Materials		29,412,878
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	173,850	23,003,832
Equinix, Inc.	59,332	25,462,921
Total		48,466,753
Total Real Estate		48,466,753
Total Common Stocks (Cost $1,305,745,908)		1,669,582,275

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	13,005,310	13,005,310
Total Money Market Funds (Cost $13,004,248)		13,005,310
Total Investments (Cost: $1,318,750,156)		1,682,587,585
Other Assets & Liabilities, Net		6,985,439
Net Assets		1,689,573,024

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	4,354,022	197,119,466	(188,468,178)	13,005,310	(132)	85,123	13,005,310
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	318,894,673	—	—	—	318,894,673
Consumer Staples	116,170,971	—	—	—	116,170,971
Energy	17,110,169	—	—	—	17,110,169
Financials	74,464,523	—	—	—	74,464,523
Health Care	286,589,770	—	—	—	286,589,770
Industrials	174,973,795	—	—	—	174,973,795
Information Technology	603,498,743	—	—	—	603,498,743
Materials	29,412,878	—	—	—	29,412,878
Real Estate	48,466,753	—	—	—	48,466,753
Total Common Stocks	1,669,582,275	—	—	—	1,669,582,275
Money Market Funds	—	—	—	13,005,310	13,005,310
Total Investments	1,669,582,275	—	—	13,005,310	1,682,587,585
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,305,745,908
Affiliated issuers, at cost	13,004,248
Total investments, at cost	1,318,750,156
Investments, at value
Unaffiliated issuers, at value	1,669,582,275
Affiliated issuers, at value	13,005,310
Total investments, at value	1,682,587,585
Cash	671
Receivable for:
Investments sold	14,828,323
Capital shares sold	28,658
Dividends	937,480
Expense reimbursement due from Investment Manager	1,414
Prepaid expenses	1
Trustees’ deferred compensation plan	10,420
Total assets	1,698,394,552
Liabilities
Payable for:
Investments purchased	4,397,471
Capital shares purchased	3,016,634
Management services fees	998,562
Distribution and/or service fees	48,188
Transfer agent fees	84,702
Compensation of board members	212,000
Compensation of chief compliance officer	191
Other expenses	53,360
Trustees’ deferred compensation plan	10,420
Total liabilities	8,821,528
Net assets applicable to outstanding capital stock	$1,689,573,024
Represented by
Trust capital	$1,689,573,024
Total - representing net assets applicable to outstanding capital stock	$1,689,573,024
Class 1
Net assets	$1,346,483,216
Shares outstanding	87,937,375
Net asset value per share	$15.31
Class 2
Net assets	$117,085,627
Shares outstanding	7,785,796
Net asset value per share	$15.04
Class 3
Net assets	$226,004,181
Shares outstanding	14,878,767
Net asset value per share	$15.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,956,575
Dividends — affiliated issuers	85,123
Total income	10,041,698
Expenses:
Management services fees	5,882,414
Distribution and/or service fees
Class 2	144,252
Class 3	137,460
Transfer agent fees
Class 1	396,276
Class 2	34,620
Class 3	65,978
Compensation of board members	30,572
Custodian fees	11,129
Printing and postage fees	37,636
Audit fees	15,638
Legal fees	9,295
Compensation of chief compliance officer	180
Other	19,149
Total expenses	6,784,599
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(148,370)
Total net expenses	6,636,229
Net investment income	3,405,469
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	78,851,574
Investments — affiliated issuers	(132)
Foreign currency translations	108
Net realized gain	78,851,550
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	177,075,330
Investments — affiliated issuers	1,062
Net change in unrealized appreciation (depreciation)	177,076,392
Net realized and unrealized gain	255,927,942
Net increase in net assets resulting from operations	$259,333,411
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$3,405,469	$9,122,226
Net realized gain	78,851,550	31,431,408
Net change in unrealized appreciation (depreciation)	177,076,392	(22,115,104)
Net increase in net assets resulting from operations	259,333,411	18,438,530
Increase (decrease) in net assets from capital stock activity	(153,357,884)	81,610,395
Total increase in net assets	105,975,527	100,048,925
Net assets at beginning of period	1,583,597,497	1,483,548,572
Net assets at end of period	$1,689,573,024	$1,583,597,497
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	108,115	1,518,318	26,167,096	336,573,173
Fund reorganization	—	—	4,645,056	57,523,365
Redemptions	(9,022,426)	(129,162,809)	(26,728,357)	(337,881,144)
Net increase (decrease)	(8,914,311)	(127,644,491)	4,083,795	56,215,394
Class 2
Subscriptions	296,870	4,186,737	784,093	9,737,704
Fund reorganization	—	—	6,530,458	79,626,792
Redemptions	(970,404)	(13,879,616)	(1,433,762)	(17,979,246)
Net increase (decrease)	(673,534)	(9,692,879)	5,880,789	71,385,250
Class 3
Subscriptions	63,509	896,437	77,261	916,850
Redemptions	(1,183,543)	(16,916,951)	(3,723,796)	(46,907,099)
Net decrease	(1,120,034)	(16,020,514)	(3,646,535)	(45,990,249)
Total net increase (decrease)	(10,707,879)	(153,357,884)	6,318,049	81,610,395
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Class 1
6/30/2017 (c)	$13.08	0.03	2.20	2.23
12/31/2016	$12.92	0.09	0.07	0.16
12/31/2015	$11.84	0.03	1.05	1.08
12/31/2014	$10.37	0.06	1.41	1.47
12/31/2013	$7.95	0.05	2.37	2.42
12/31/2012	$6.61	0.05	1.29	1.34
Class 2
6/30/2017 (c)	$12.86	0.01	2.17	2.18
12/31/2016	$12.73	0.04	0.09	0.13
12/31/2015	$11.70	0.00 (e)	1.03	1.03
12/31/2014	$10.27	0.04	1.39	1.43
12/31/2013	$7.90	0.03	2.34	2.37
12/31/2012	$6.58	0.03	1.29	1.32
Class 3
6/30/2017 (c)	$12.99	0.02	2.18	2.20
12/31/2016	$12.84	0.07	0.08	0.15
12/31/2015	$11.78	0.01	1.05	1.06
12/31/2014	$10.33	0.05	1.40	1.45
12/31/2013	$7.93	0.04	2.36	2.40
12/31/2012	$6.60	0.04	1.29	1.33

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$15.31	17.05%	0.79% (d)	0.77% (d)	0.44% (d)	15%	$1,346,483
$13.08	1.24%	0.80%	0.77%	0.69%	54%	$1,267,016
$12.92	9.12%	0.80%	0.79%	0.23%	56%	$1,198,464
$11.84	14.18%	0.80%	0.79%	0.59%	71%	$1,003,539
$10.37	30.44%	0.81%	0.79%	0.55%	93%	$1,166,312
$7.95	20.27%	0.88%	0.78%	0.64%	102%	$46,512

$15.04	16.95%	1.03% (d)	1.02% (d)	0.20% (d)	15%	$117,086
$12.86	1.02%	1.05%	1.01%	0.35%	54%	$108,824
$12.73	8.80%	1.05%	1.04%	(0.02%)	56%	$32,835
$11.70	13.92%	1.05%	1.04%	0.36%	71%	$18,783
$10.27	30.00%	1.06%	1.04%	0.28%	93%	$14,196
$7.90	20.06%	1.13%	1.03%	0.43%	102%	$9,741

$15.19	16.94%	0.91% (d)	0.89% (d)	0.32% (d)	15%	$226,004
$12.99	1.17%	0.92%	0.89%	0.55%	54%	$207,757
$12.84	9.00%	0.92%	0.92%	0.10%	56%	$252,250
$11.78	14.04%	0.93%	0.91%	0.47%	71%	$227,180
$10.33	30.26%	0.94%	0.92%	0.40%	93%	$224,919
$7.93	20.15%	1.00%	0.91%	0.52%	102%	$194,870
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.71% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.78%	0.76%
Class 2	1.03	1.01
Class 3	0.905	0.885
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $250,811,612 and $411,136,419, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Fund reorganization
At the close of business on April 29, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — Large Cap Growth Fund II and Columbia Variable Portfolio — Large Cap Growth Fund III, both a series of Columbia Funds Variable Insurance Trust I (the Acquired Funds). The reorganization was completed after shareholders of the Acquired Funds approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,362,546,316 and the combined net assets immediately after the reorganization were $1,499,696,473.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The reorganization was accomplished by a tax-free exchange of 8,190,431 shares of Columbia Variable Portfolio — Large Cap Growth Fund II valued at $85,358,898 (including $6,204,516 of unrealized appreciation) and 5,478,954 shares of Columbia Variable Portfolio — Large Cap Growth Fund III valued at $51,791,259 (including $4,253,941 of unrealized appreciation).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class 1	4,645,056
Class 2	6,530,458
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2016, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended December 31, 2016 would have been approximately $9.3 million, $35.1 million, $(33.9) million and $10.5 million, respectively.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 88.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6465 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
Steven Schroll
Co-manager
Managed Fund since 2003
Paul Stocking
Co-manager
Managed Fund since 2006
Dean Ramos, CFA
Co-manager
Managed Fund since 2013
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	5.11	8.24	11.39	4.23
Class 2 *	05/03/10	4.97	7.95	11.12	4.00
Class 3	09/15/99	5.06	8.07	11.26	4.13
MSCI USA High Dividend Yield Index (Net)		7.28	12.00	12.90	7.25
Russell 1000 Value Index		4.66	15.53	13.94	5.57
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Philip Morris International, Inc.	6.9
AT&T, Inc.	4.6
Altria Group, Inc.	4.5
Intel Corp.	3.9
Chevron Corp.	3.8
Cisco Systems, Inc.	3.4
Merck & Co., Inc.	2.9
Occidental Petroleum Corp.	2.9
Pfizer, Inc.	2.9
Dow Chemical Co. (The)	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	94.1
Equity-Linked Notes	5.4
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	4.9
Consumer Staples	16.2
Energy	18.9
Financials	3.7
Health Care	12.9
Industrials	2.7
Information Technology	14.8
Materials	5.3
Telecommunication Services	10.2
Utilities	10.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,051.10	1,021.24	3.78	3.73	0.74
Class 2	1,000.00	1,000.00	1,049.70	1,020.00	5.06	4.99	0.99
Class 3	1,000.00	1,000.00	1,050.60	1,020.59	4.45	4.38	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 93.4%
Issuer	Shares	Value ($)
Consumer Discretionary 4.5%
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.	308,359	19,701,056
Household Durables 0.8%
Whirlpool Corp.	74,478	14,271,474
Media 0.4%
ProSiebenSat.1 Media AG	172,441	7,216,374
Multiline Retail 2.2%
Kohl’s Corp.	336,573	13,015,278
Target Corp.	498,010	26,040,943
Total		39,056,221
Total Consumer Discretionary		80,245,125
Consumer Staples 15.1%
Household Products 1.2%
Procter & Gamble Co. (The)	241,745	21,068,077
Tobacco 13.9%
Altria Group, Inc.	1,063,331	79,186,260
Imperial Brands PLC	803,600	36,093,675
Philip Morris International, Inc.	1,025,469	120,441,334
Reynolds American, Inc.	159,857	10,397,099
Total		246,118,368
Total Consumer Staples		267,186,445
Energy 17.7%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	437,259	23,834,988
Oil, Gas & Consumable Fuels 16.3%
BP PLC, ADR	1,101,835	38,178,583
Chevron Corp.	639,868	66,757,429
Devon Energy Corp.	231,977	7,416,305
Enbridge, Inc.	132,456	5,273,073
ENI SpA	1,182,333	17,771,280
Exxon Mobil Corp.	320,953	25,910,536
Occidental Petroleum Corp.	830,362	49,713,773
Royal Dutch Shell PLC, Class A	967,618	25,646,570
Total SA	496,020	24,522,211
Valero Energy Corp.	404,683	27,299,915
Total		288,489,675
Total Energy		312,324,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.5%
Banks 2.3%
Bank of America Corp.	70,878	1,719,500
JPMorgan Chase & Co.	319,815	29,231,091
PacWest Bancorp	194,074	9,063,256
Total		40,013,847
Capital Markets —%
Morgan Stanley	2,011	89,610
Insurance 1.2%
Prudential Financial, Inc.	197,583	21,366,626
Total Financials		61,470,083
Health Care 12.1%
Biotechnology 1.1%
AbbVie, Inc.	269,680	19,554,497
Pharmaceuticals 11.0%
GlaxoSmithKline PLC	1,254,501	26,722,833
Johnson & Johnson	277,555	36,717,751
Merck & Co., Inc.	796,241	51,031,086
Pfizer, Inc.	1,479,441	49,694,423
Sanofi	92,811	8,878,899
Teva Pharmaceutical Industries Ltd., ADR	624,211	20,736,290
Total		193,781,282
Total Health Care		213,335,779
Industrials 2.5%
Aerospace & Defense 1.4%
BAE Systems PLC	2,199,755	18,150,219
Lockheed Martin Corp.	26,406	7,330,570
Total		25,480,789
Airlines —%
American Airlines Group, Inc.	14,195	714,292
Road & Rail 1.1%
Kansas City Southern	182,897	19,140,171
Total Industrials		45,335,252

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.8%
Communications Equipment 5.2%
Cisco Systems, Inc.	1,899,663	59,459,452
Nokia OYJ	2,867,817	17,540,175
Telefonaktiebolaget LM Ericsson, Class B	2,146,835	15,353,284
Total		92,352,911
IT Services 1.0%
International Business Machines Corp.	114,453	17,606,305
Semiconductors & Semiconductor Equipment 4.9%
Intel Corp.	2,017,930	68,084,958
QUALCOMM, Inc.	334,273	18,458,555
Total		86,543,513
Software 2.7%
Microsoft Corp.	610,005	42,047,645
Oracle Corp.	107,802	5,405,192
Total		47,452,837
Total Information Technology		243,955,566
Materials 5.0%
Chemicals 3.2%
CF Industries Holdings, Inc.	216,780	6,061,169
Dow Chemical Co. (The)	683,664	43,118,688
Eastman Chemical Co.	81,710	6,862,823
Total		56,042,680
Containers & Packaging 1.5%
Graphic Packaging Holding Co.	462,135	6,368,220
International Paper Co.	345,430	19,554,793
Total		25,923,013
Metals & Mining 0.3%
United States Steel Corp.	266,360	5,897,210
Total Materials		87,862,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 9.5%
Diversified Telecommunication Services 8.3%
AT&T, Inc.	2,142,180	80,824,451
BCE, Inc.	357,693	16,110,493
CenturyLink, Inc.	968,779	23,134,443
Orange SA	741,241	11,759,387
Verizon Communications, Inc.	334,085	14,920,236
Total		146,749,010
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	1,662,086	4,713,816
Vodafone Group PLC, ADR	599,042	17,210,476
Total		21,924,292
Total Telecommunication Services		168,673,302
Utilities 9.7%
Electric Utilities 7.5%
American Electric Power Co., Inc.	284,806	19,785,473
Duke Energy Corp.	327,932	27,411,836
Entergy Corp.	173,675	13,333,030
Exelon Corp.	440,316	15,882,198
PPL Corp.	546,709	21,135,770
Scottish & Southern Energy PLC	490,542	9,283,308
Xcel Energy, Inc.	544,919	25,000,883
Total		131,832,498
Multi-Utilities 2.2%
Ameren Corp.	291,742	15,949,535
DTE Energy Co.	116,015	12,273,227
Veolia Environnement SA	513,797	10,856,412
Total		39,079,174
Total Utilities		170,911,672
Total Common Stocks (Cost $1,496,779,211)		1,651,300,790

Equity-Linked Notes 5.4%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(a)
(linked to common stock of CF Industries Holdings, Inc.)
08/10/2017	20.800%	240,634	6,491,103
Deutsche Bank AG(a)
(linked to common stock of American Airlines Group, Inc.)
08/30/2017	10.530%	189,077	9,355,719

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
(linked to common stock of Bank of America Corp.)
08/17/2017	6.570%	733,799	17,686,537
(linked to common stock of Goldman Sachs Group, Inc. (The))
08/17/2017	4.780%	39,093	8,625,800
(linked to common stock of Morgan Stanley)
08/17/2017	6.450%	420,442	18,472,282
Goldman Sachs International(a)
(linked to common stock of Graphic Packaging Holding Co.)
08/01/2017	8.220%	562,580	7,762,976
(linked to common stock of Nordstrom, Inc.)
09/05/2017	13.900%	217,760	9,721,978
(linked to common stock of United Continental Holdings, Inc.)
09/05/2017	10.560%	112,375	8,546,902
Royal Bank of Canada(a)
(linked to common stock of Anadarko Petroleum Corp.)
08/09/2017	8.650%	169,545	7,764,924
Total Equity-Linked Notes (Cost $94,781,706)			94,428,221
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	8,814,770	8,814,770
Total Money Market Funds (Cost $8,813,888)		8,814,770
Total Investments (Cost: $1,600,374,805)		1,754,543,781
Other Assets & Liabilities, Net		13,147,564
Net Assets		1,767,691,345

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $94,428,221, which represents 5.34% of net assets.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	57,804,356	344,774,210	(393,763,796)	8,814,770	(6,530)	139,740	8,814,770
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	73,028,751	7,216,374	—	—	80,245,125
Consumer Staples	231,092,770	36,093,675	—	—	267,186,445
Energy	244,384,602	67,940,061	—	—	312,324,663
Financials	61,470,083	—	—	—	61,470,083
Health Care	177,734,047	35,601,732	—	—	213,335,779
Industrials	27,185,033	18,150,219	—	—	45,335,252
Information Technology	211,062,107	32,893,459	—	—	243,955,566
Materials	87,862,903	—	—	—	87,862,903
Telecommunication Services	152,200,099	16,473,203	—	—	168,673,302
Utilities	150,771,952	20,139,720	—	—	170,911,672
Total Common Stocks	1,416,792,347	234,508,443	—	—	1,651,300,790
Equity-Linked Notes	—	94,428,221	—	—	94,428,221
Money Market Funds	—	—	—	8,814,770	8,814,770
Total Investments	1,416,792,347	328,936,664	—	8,814,770	1,754,543,781
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,591,560,917
Affiliated issuers, at cost	8,813,888
Total investments, at cost	1,600,374,805
Investments, at value
Unaffiliated issuers, at value	1,745,729,011
Affiliated issuers, at value	8,814,770
Total investments, at value	1,754,543,781
Cash	67,301
Receivable for:
Investments sold	34,488,846
Capital shares sold	94,754
Dividends	5,107,890
Interest	463,900
Foreign tax reclaims	1,030,762
Trustees’ deferred compensation plan	11,045
Total assets	1,795,808,279
Liabilities
Payable for:
Investments purchased	25,412,518
Capital shares purchased	1,164,986
Management services fees	963,389
Distribution and/or service fees	111,484
Transfer agent fees	88,430
Compensation of board members	230,215
Compensation of chief compliance officer	201
Other expenses	134,666
Trustees’ deferred compensation plan	11,045
Total liabilities	28,116,934
Net assets applicable to outstanding capital stock	$1,767,691,345
Represented by
Trust capital	$1,767,691,345
Total - representing net assets applicable to outstanding capital stock	$1,767,691,345
Class 1
Net assets	$764,239,197
Shares outstanding	32,875,228
Net asset value per share	$23.25
Class 2
Net assets	$63,777,816
Shares outstanding	2,794,979
Net asset value per share	$22.82
Class 3
Net assets	$939,674,332
Shares outstanding	40,803,581
Net asset value per share	$23.03
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$36,120,648
Dividends — affiliated issuers	139,740
Interest	5,500,902
Foreign taxes withheld	(1,155,593)
Total income	40,605,697
Expenses:
Management services fees	5,828,026
Distribution and/or service fees
Class 2	78,025
Class 3	602,276
Transfer agent fees
Class 1	226,927
Class 2	18,725
Class 3	289,083
Compensation of board members	33,517
Custodian fees	18,248
Printing and postage fees	124,729
Audit fees	32,457
Legal fees	9,761
Compensation of chief compliance officer	193
Other	33,625
Total expenses	7,295,592
Net investment income	33,310,105
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	69,925,364
Investments — affiliated issuers	(6,530)
Foreign currency translations	61,754
Net realized gain	69,980,588
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,957,717)
Investments — affiliated issuers	882
Foreign currency translations	82,273
Net change in unrealized appreciation (depreciation)	(14,874,562)
Net realized and unrealized gain	55,106,026
Net increase in net assets resulting from operations	$88,416,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$33,310,105	$63,885,291
Net realized gain	69,980,588	20,538,461
Net change in unrealized appreciation (depreciation)	(14,874,562)	135,599,393
Net increase in net assets resulting from operations	88,416,131	220,023,145
Decrease in net assets from capital stock activity	(89,805,153)	(137,850,998)
Total increase (decrease) in net assets	(1,389,022)	82,172,147
Net assets at beginning of period	1,769,080,367	1,686,908,220
Net assets at end of period	$1,767,691,345	$1,769,080,367
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	34,640	790,614	910,100	18,109,149
Redemptions	(724,979)	(16,474,371)	(1,147,384)	(24,201,061)
Net decrease	(690,339)	(15,683,757)	(237,284)	(6,091,912)
Class 2
Subscriptions	236,876	5,323,952	572,017	11,846,769
Redemptions	(164,850)	(3,706,090)	(264,265)	(5,356,084)
Net increase	72,026	1,617,862	307,752	6,490,685
Class 3
Subscriptions	9,524	218,242	60,248	1,262,236
Redemptions	(3,340,608)	(75,957,500)	(6,817,420)	(139,512,007)
Net decrease	(3,331,084)	(75,739,258)	(6,757,172)	(138,249,771)
Total net decrease	(3,949,397)	(89,805,153)	(6,686,704)	(137,850,998)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$22.12	0.44	0.69	1.13
12/31/2016	$19.46	0.78	1.88	2.66
12/31/2015	$19.99	0.73	(1.26)	(0.53)
12/31/2014	$18.16	0.62	1.21	1.83
12/31/2013	$14.32	0.45	3.39	3.84
12/31/2012	$12.55	0.40	1.37	1.77
Class 2
6/30/2017 (c)	$21.74	0.40	0.68	1.08
12/31/2016	$19.17	0.72	1.85	2.57
12/31/2015	$19.74	0.65	(1.22)	(0.57)
12/31/2014	$17.98	0.57	1.19	1.76
12/31/2013	$14.21	0.40	3.37	3.77
12/31/2012	$12.48	0.37	1.36	1.73
Class 3
6/30/2017 (c)	$21.92	0.42	0.69	1.11
12/31/2016	$19.31	0.75	1.86	2.61
12/31/2015	$19.86	0.68	(1.23)	(0.55)
12/31/2014	$18.07	0.60	1.19	1.79
12/31/2013	$14.26	0.42	3.39	3.81
12/31/2012	$12.51	0.38	1.37	1.75

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.25	5.11%	0.74% (d)	0.74% (d)	3.82% (d)	37%	$764,239
$22.12	13.67%	0.74%	0.74%	3.78%	64%	$742,337
$19.46	(2.65%)	0.71%	0.71%	3.65%	93%	$657,752
$19.99	10.08%	0.69%	0.69%	3.25%	86%	$2,235,149
$18.16	26.81%	0.70%	0.70%	2.71%	71%	$2,198,787
$14.32	14.10%	0.69%	0.69%	2.89%	64%	$1,803,841

$22.82	4.97%	0.99% (d)	0.99% (d)	3.57% (d)	37%	$63,778
$21.74	13.41%	0.99%	0.99%	3.52%	64%	$59,186
$19.17	(2.89%)	0.98%	0.98%	3.33%	93%	$46,304
$19.74	9.79%	0.94%	0.94%	3.01%	86%	$44,491
$17.98	26.53%	0.95%	0.95%	2.46%	71%	$33,741
$14.21	13.86%	0.94%	0.94%	2.69%	64%	$18,873

$23.03	5.06%	0.87% (d)	0.87% (d)	3.68% (d)	37%	$939,674
$21.92	13.52%	0.87%	0.87%	3.66%	64%	$967,557
$19.31	(2.77%)	0.86%	0.86%	3.45%	93%	$982,852
$19.86	9.91%	0.81%	0.81%	3.14%	86%	$1,196,506
$18.07	26.72%	0.82%	0.82%	2.58%	71%	$1,262,372
$14.26	13.99%	0.82%	0.82%	2.74%	64%	$1,134,402
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.65% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.76%
Class 2	1.01
Class 3	0.885
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $636,920,026 and $655,034,426, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 96.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6469 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-manager
Managed Fund since 2012
Tom Heuer, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	2.40	1.80	2.29	2.30
Class 2 *	05/03/10	2.14	1.55	2.02	2.07
Class 3	09/15/99	2.27	1.68	2.14	2.20
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		1.35	-0.06	2.00	4.31
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Agency	0.0 (a)
Asset-Backed Securities — Non-Agency	4.2
Commercial Mortgage-Backed Securities - Agency	0.8
Commercial Mortgage-Backed Securities - Non-Agency	2.5
Money Market Funds	2.1
Options Purchased Calls	0.1
Options Purchased Puts	0.2
Repurchase Agreements	0.9
Residential Mortgage-Backed Securities - Agency	78.8
Residential Mortgage-Backed Securities - Non-Agency	10.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	83.4
AA rating	0.2
A rating	1.3
BBB rating	1.6
BB rating	2.0
B rating	0.7
Not rated	10.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,024.00	1,022.44	2.52	2.52	0.50
Class 2	1,000.00	1,000.00	1,021.40	1,021.19	3.78	3.78	0.75
Class 3	1,000.00	1,000.00	1,022.70	1,021.79	3.18	3.18	0.63
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	15,795	16,586
Total Asset-Backed Securities — Agency (Cost $15,795)			16,586

Asset-Backed Securities — Non-Agency 5.4%

Carlyle Global Market Strategies CLO(a),(b)
Series 2013-1A Class B
02/14/2025	4.282%	3,600,000	3,602,477
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class C
04/20/2027	6.056%	2,000,000	2,024,158
Conn Funding II LP(a)
Series 2017-A Class B
05/15/2020	5.110%	3,000,000	3,010,372
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	348,829	349,384
Series 2016-B Class B
03/15/2019	7.340%	3,000,000	3,055,755
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	4,000,000	4,008,410
Hertz Vehicle Financing LLC(a)
Series 2016-4A Class A
07/25/2022	2.650%	10,000,000	9,796,698
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class C
10/21/2026	4.156%	6,000,000	6,010,710
Marlette Funding Trust(a),(c)
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	2,790,000	2,789,721
Nomad CLO Ltd.(a),(b)
Series 2013-1A Class B
01/15/2025	4.108%	6,000,000	6,006,666
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
07/15/2027	4.158%	2,500,000	2,517,780
Octagon Investment Partners XV Ltd.(a),(b),(d)
Series 2013-1A Class DR
07/19/2030	5.500%	1,650,000	1,650,000
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class D
04/15/2027	6.108%	4,000,000	4,044,864
SoFi Professional Loan Program(a),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,767,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	2,070,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	1,200,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,840,000
Series 2016-B Class RC
04/25/2037	0.000%	2	1,170,000
Total Asset-Backed Securities — Non-Agency (Cost $56,601,210)			57,913,995

Commercial Mortgage-Backed Securities - Agency 1.0%

Federal National Mortgage Association
10/01/2019	4.420%	517,546	545,381
10/01/2019	4.430%	1,273,698	1,342,524
01/01/2020	4.570%	133,139	140,893
01/01/2020	4.600%	222,762	235,905
05/01/2024	5.030%	415,149	462,083
Series 2017-T1 Class A
06/25/2027	2.898%	8,000,000	7,953,214
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,557,822)			10,680,000

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,500,000	1,534,198
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/2026	4.659%	7,015,000	7,016,333
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	6,500,000	6,570,368
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/2038	4.333%	12,000,000	9,508,444
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,008,548
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
08/17/2032	4.909%	3,000,000	3,044,279
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/2045	5.979%	2,880,850	2,897,188
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	175,000	187,340

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/2024	6.000%	3,298,573	3,289,361
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $34,683,781)			35,056,059

Repurchase Agreements 1.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 06/30/2017, matures 07/03/2017,
repurchase price $12,001,120 (collateralized by U.S. Government Agencies, Total Market Value $12,240,081)
	1.120%	12,000,000	12,000,000
Total Repurchase Agreements (Cost $12,000,000)			12,000,000

Residential Mortgage-Backed Securities - Agency 101.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2017- 09/01/2019	5.500%	54,268	55,452
03/01/2018- 09/01/2037	6.000%	56,986	61,455
06/01/2021- 10/01/2045	3.500%	120,523,571	124,583,045
10/01/2023- 10/01/2040	5.000%	13,568,146	14,696,511
07/01/2039- 08/01/2041	4.500%	10,659,556	11,570,434
03/01/2042- 03/01/2046	4.000%	59,197,894	62,490,239
11/01/2042	3.000%	16,915,991	16,998,961
Federal Home Loan Mortgage Corp.(b)
01/01/2037	3.201%	158,049	165,118
09/01/2037	3.293%	197,928	208,548
CMO Series 4119 Class SP
10/15/2042	1.909%	661,976	706,717
Federal Home Loan Mortgage Corp.(d)
07/13/2047	3.500%	18,000,000	18,491,706
07/13/2047	4.500%	15,000,000	16,068,938
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 264 Class S1
07/15/2042	4.791%	15,322,139	2,990,861
CMO Series 272 Class S1
08/15/2042	4.841%	13,270,740	2,615,817
CMO Series 318 Class S1
11/15/2043	4.791%	20,437,304	3,922,217
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 336 Class 30
08/15/2044	4.891%	11,116,037	2,384,832
CMO Series 3453 Class W
12/15/2032	6.411%	661,882	101,922
CMO Series 4068 Class GI
09/15/2036	1.944%	8,735,754	526,720
CMO Series 4083 Class CS
12/15/2038	5.491%	6,659,098	737,958
CMO Series 4094 Class SY
08/15/2042	4.921%	9,775,277	2,047,397
CMO Series 4174 Class SB
05/15/2039	5.041%	13,603,012	1,957,471
CMO Series 4183 Class AS
04/15/2039	4.991%	6,759,745	861,980
CMO Series 4223 Class DS
12/15/2038	4.941%	4,589,841	609,132
CMO Series 4286 Class NS
12/15/2043	4.741%	6,945,449	1,525,932
CMO Series 4594 Class SA
06/15/2046	4.791%	18,015,796	4,028,628
CMO STRIPS Series 309 Class S4
08/15/2043	4.811%	7,336,710	1,525,990
CMO STRIPS Series 326 Class S1
03/15/2044	4.841%	3,567,453	719,764
CMO STRIPS Series 337 Class S1
09/15/2044	4.891%	14,148,636	3,220,459
Federal Home Loan Mortgage Corp.(g)
CMO Series 266 Class
07/15/2042	4.000%	8,843,578	1,774,280
CMO Series 267 Class
08/15/2042	4.000%	7,437,503	1,514,754
CMO Series 4120 Class AI
11/15/2039	3.500%	5,394,381	569,947
CMO Series 4121 Class IA
01/15/2041	3.500%	5,283,691	696,721
CMO Series 4122 Class JI
12/15/2040	4.000%	7,714,403	887,917
CMO Series 4139 Class CI
05/15/2042	3.500%	3,496,406	470,621
CMO Series 4147 Class CI
01/15/2041	3.500%	12,183,520	1,687,310
CMO Series 4148 Class BI
02/15/2041	4.000%	4,065,356	503,898
CMO Series 4177 Class IY
03/15/2043	4.000%	14,971,586	3,216,012

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4182 Class DI
05/15/2039	3.500%	17,651,982	2,201,453
CMO Series 4213 Class DI
06/15/2038	3.500%	14,079,317	1,384,286
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	19,734,091	21,688,070
08/01/2022	6.000%	1,840	2,069
09/01/2023- 11/01/2023	5.500%	2,963,304	3,160,826
03/01/2027- 07/18/2032	2.500%	68,663,380	69,231,833
03/01/2027- 07/13/2047	3.500%	159,471,047	164,590,311
05/01/2027- 05/01/2043	3.000%	72,302,020	73,216,973
07/01/2039- 11/01/2041	4.500%	55,925,291	60,667,098
11/01/2042- 07/13/2047	4.000%	143,936,504	152,272,141
CMO Series 1988-4 Class Z
03/25/2018	9.250%	114	114
Federal National Mortgage Association(b)
02/01/2033	2.685%	58,808	61,155
07/01/2033	2.788%	3,555	3,587
12/01/2033	3.309%	4,797	5,054
06/01/2034	3.522%	157,063	164,104
07/01/2036	3.305%	59,109	61,730
CMO Series 2003-W11 Class A1
06/25/2033	4.404%	2,051	2,145
Federal National Mortgage Association(h)
05/01/2039	4.500%	5,625,245	6,129,365
Federal National Mortgage Association(d)
07/13/2047	3.000%	29,000,000	28,960,902
Federal National Mortgage Association(b),(g)
CMO Series 2003-117 Class KS
08/25/2033	5.884%	544,546	11,730
CMO Series 2006-5 Class N1
08/25/2034	0.000%	7,050,600	1
CMO Series 2011-94 Class GS
10/25/2041	5.284%	9,674,929	1,681,859
CMO Series 2012-80 Class DS
06/25/2039	5.434%	3,276,872	471,396
CMO Series 2012-99 Class SL
09/25/2042	5.404%	13,836,475	3,123,963
CMO Series 2013-107 Class SB
02/25/2043	4.734%	12,822,238	2,869,351
CMO Series 2013-124 Class SB
12/25/2043	4.734%	10,008,910	1,859,140
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-13 Class SA
03/25/2043	4.934%	11,576,134	2,293,757
CMO Series 2013-54 Class BS
06/25/2043	4.934%	16,795,033	3,217,493
CMO Series 2014-93 Class ES
01/25/2045	4.934%	6,961,306	1,383,168
CMO Series 2016-25 Class SL
05/25/2046	4.784%	17,037,320	3,765,287
CMO Series 2016-42 Class SB
07/25/2046	4.784%	22,450,931	5,082,725
CMO Series 2016-45 Class AS
07/25/2046	4.784%	9,230,314	2,195,817
CMO Series 2016-49 Class LS
08/25/2046	4.734%	14,629,315	3,062,965
CMO Series 2016-53 Class KS
08/25/2046	4.784%	9,139,157	2,044,292
CMO Series 2017-8 Class SB
02/25/2047	4.884%	9,280,609	1,662,097
CMO Series 416 Class S1
11/25/2042	4.884%	6,240,111	1,240,432
Federal National Mortgage Association(g)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	16,349,260	2,208,466
CMO Series 2012-121 Class GI
08/25/2039	3.500%	10,097,609	1,250,810
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,692,062	1,304,770
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,284,499	368,331
CMO Series 2012-134 Class AI
07/25/2040	3.500%	14,056,412	1,975,186
CMO Series 2012-144 Class HI
07/25/2042	3.500%	3,149,154	402,222
CMO Series 2012-40 Class IP
09/25/2040	4.000%	14,895,887	1,744,654
CMO Series 2012-96 Class CI
04/25/2039	3.500%	6,035,571	553,480
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,497,141	694,283
CMO Series 2013-1 Class BI
02/25/2040	3.500%	10,215,357	986,355
CMO Series 2013-10 Class AI
11/25/2041	3.500%	13,747,805	1,585,404
CMO Series 2013-16 Class
01/25/2040	3.500%	8,386,242	1,121,481

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class IY
05/25/2040	3.500%	18,792,514	1,961,747
CMO Series 2013-6 Class MI
02/25/2040	3.500%	9,343,584	1,245,015
CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	7,915,518	1,534,622
Government National Mortgage Association
03/15/2018	7.000%	12,749	12,807
03/15/2029- 03/15/2033	6.000%	101,602	114,538
08/20/2040	5.000%	6,892,166	7,570,236
07/20/2041	4.500%	9,455,540	10,160,089
Government National Mortgage Association(d)
07/20/2047	3.000%	85,000,000	85,856,638
07/20/2047	3.500%	30,000,000	31,073,436
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	5,067,808	938,936
CMO Series 2012-129 Class AI
08/20/2037	3.000%	6,845,086	544,627
CMO Series 2014-131 Class EI
09/16/2039	4.000%	6,808,217	1,051,016
Government National Mortgage Association(b),(g)
CMO Series 2014-131 Class BS
09/16/2044	5.028%	3,720,431	956,004
CMO Series 2015-144 Class SA
10/20/2045	4.988%	8,754,417	2,071,139
CMO Series 2016-108 Class SN
08/20/2046	4.868%	5,585,434	1,350,641
Total Residential Mortgage-Backed Securities - Agency (Cost $1,102,978,880)			1,087,601,286

Residential Mortgage-Backed Securities - Non-Agency 13.4%

American Mortgage Trust(b),(c)
Series 2093-3 Class 3A
07/27/2023	8.188%	640	384
Angel Oak Mortgage Trust I LLC(a),(b)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,699,809
ASG Resecuritization Trust(a),(b)
CMO Series 2013-2 Class 1A60
12/28/2035	3.075%	389,300	388,402
CMO Series 2013-2 Class 2A70
11/28/2035	3.047%	1,302,624	1,301,552
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/2031	3.598%	2,158,992	2,160,471
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	5,107,142	5,096,291
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/2031	3.475%	137,340	136,787
BCAP LLC Trust(a),(b)
07/26/2036	3.323%	1,058,953	1,052,064
CMO Series 2010-RR13 Class 1A1
06/27/2037	2.973%	4,818,336	4,800,215
CMO Series 2013-RR3 Class 6A5
03/26/2036	3.250%	959,787	946,038
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,696,462	1,684,702
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.129%	758,568	745,603
Series 2012-RR10 Class 2A1
09/26/2036	3.023%	1,551,035	1,558,471
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	4.000%	3,073,663	3,082,148
CMO Series 2012-RR11 Class 4A2
03/26/2037	4.000%	371,972	371,447
CMO Series 2012-RR11 Class 9A2
07/26/2037	4.000%	1,220,655	1,219,590
CMO Series 2012-RR12 Class 3A2
06/26/2037	4.000%	1,808,495	1,796,745
Series 2013-RR1 Class 10A1
10/26/2036	3.000%	1,102,653	1,104,449
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
10/25/2057	4.727%	5,000,000	5,129,481
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	133,402	133,827
CMO Series 2012-7 Class 12A1
03/25/2036	3.107%	705,756	704,370
CMO Series 2013-2 Class 1A1
11/25/2037	3.139%	1,378,729	1,383,215
CMO Series 2014-A Class B2
01/25/2035	5.456%	2,580,391	2,635,325
CMO Series 2014-C Class A
02/25/2054	3.250%	951,966	951,812
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,861,338	2,704,698

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,753,448	3,631,238
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	1,062,936	1,068,622
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	2,162,722	2,184,031
Comfed Savings Bank(b)
CMO Series 1987-1 Class A
01/25/2018	3.047%	148	143
Credit Suisse Mortgage Capital Certificates(a),(b)
04/27/2037	3.361%	2,514,941	2,483,120
CMO Series 2013-7R Class 3A1
02/26/2035	3.371%	4,173,154	4,109,010
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	758,570	774,334
CMO Series 2014-RPL4 Class A2
08/25/2062	4.844%	4,000,000	3,977,353
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	3,099,310	3,089,660
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	1,386,447	1,383,065
Series 2014-2R Class 17A1
04/27/2037	2.500%	629,467	630,096
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/2054	6.250%	9,391,993	9,334,397
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/2054	5.145%	5,650,000	5,649,437
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.712%	7,000,000	7,021,869
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	6,691,497	6,677,090
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	568,498	567,865
Mill City Mortgage Trust(a),(b)
Series 2015-1 Class M1
06/25/2056	3.368%	3,000,000	3,020,636
New Residential Mortgage Loan Trust(a),(b),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.294%	38,240,181	1,975,105
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/2054	3.250%	3,476,482	3,629,540
Oaktown Re Ltd.(a),(b)
04/25/2027	3.466%	3,373,260	3,373,260
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/2050	5.966%	10,000,000	9,995,060
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	2,965,424	2,970,106
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/2031	3.500%	3,507,349	3,510,424
RBSSP Resecuritization Trust(a),(b)
CMO Series 2012-1 Class 5A2
12/27/2035	3.412%	4,100,000	3,770,544
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,733,748	1,721,490
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	7,435,000	7,452,411
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	2,430,549	2,430,638
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $141,096,894)			143,218,440

Options Purchased Calls 0.2%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA
	60,000,000	2.40	05/15/2018	1,382,772
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA
	150,000,000	2.00	09/07/2017	261,900
Total Options Purchased Calls (Cost $2,553,000)				1,644,672

Options Purchased Puts 0.2%

5-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate
	300,000,000	3.25	08/18/2017	30
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	250,000,000	2.30	05/01/2018	2,073,225

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Options Purchased Puts (continued)
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
5-Year OTC interest rate swap with JPMorgan to receive 3-Month USD LIBOR BBA and pay exercise rate
	100,000,000	4.00	08/17/2017	10
Total Options Purchased Puts (Cost $12,962,500)				2,073,265

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(i),(j)	29,361,618	29,361,618
Total Money Market Funds (Cost $29,358,682)		29,361,618
Total Investments (Cost: $1,402,808,564)		1,379,565,921
Other Assets & Liabilities, Net		(311,846,270)
Net Assets		1,067,719,651
At June 30, 2017, securities and/or cash totaling $5,351,236 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	543	USD	68,163,469	09/2017	—	(219,754)
U.S. Treasury 2-Year Note	89	USD	19,233,734	09/2017	—	(29,385)
U.S. Treasury 5-Year Note	732	USD	86,255,907	09/2017	—	(195,363)
Total			173,653,110		—	(444,502)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(14)	USD	(2,151,625)	09/2017	—	(16,176)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	12,870,000	—	(560,357)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	11,000,000	—	(6,884)
Total						—	(567,241)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	2,250,000	(262,417)	1,125	—	(243,713)	—	(17,579)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	5,000,000	(446,344)	2,500	—	(450,313)	6,469	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	4,250,000	(495,677)	2,125	—	(443,775)	—	(49,777)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	4,250,000	(495,677)	2,126	—	(378,413)	—	(115,138)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	6,000,000	(535,613)	2,999	—	(542,910)	10,296	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	2,100,000	(244,923)	1,050	—	(204,091)	—	(39,782)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	4,250,000	(495,677)	2,126	—	(256,632)	—	(236,919)
Total									—	(2,519,847)	16,765	(459,195)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $236,187,967, which represents 22.12% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $10,070,105, which represents 0.94% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	63,072,558	301,055,107	(334,766,047)	29,361,618	1,056	92,272	29,361,618
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	16,586	—	—	16,586
Asset-Backed Securities — Non-Agency	—	44,427,274	13,486,721	—	57,913,995
Commercial Mortgage-Backed Securities - Agency	—	10,680,000	—	—	10,680,000
Commercial Mortgage-Backed Securities - Non-Agency	—	35,056,059	—	—	35,056,059
Repurchase Agreements	—	12,000,000	—	—	12,000,000
Residential Mortgage-Backed Securities - Agency	—	1,087,601,286	—	—	1,087,601,286
Residential Mortgage-Backed Securities - Non-Agency	—	129,849,736	13,368,704	—	143,218,440
Options Purchased Calls	—	1,644,672	—	—	1,644,672
Options Purchased Puts	—	2,073,265	—	—	2,073,265
Money Market Funds	—	—	—	29,361,618	29,361,618
Total Investments	—	1,323,348,878	26,855,425	29,361,618	1,379,565,921
Derivatives
Asset
Swap Contracts	—	16,765	—	—	16,765
Liability
Futures Contracts	(460,678)	—	—	—	(460,678)
Swap Contracts	—	(1,026,436)	—	—	(1,026,436)
Total	(460,678)	1,322,339,207	26,855,425	29,361,618	1,378,095,572
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Asset-Backed Securities — Non-Agency	5,568,696	–	–	(252,539)	8,170,564	–	–	–	13,486,721
Residential Mortgage-Backed Securities — Non-Agency	9,368,773	(1,905)	40,572	7,598	13,750,000	(6,926,210)	–	(2,870,124)	13,368,704
Total	14,937,469	(1,905)	40,572	(244,941)	21,920,564	(6,926,210)	–	(2,870,124)	26,855,425
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2017 was $(257,461), which is comprised of Asset-Backed Securities — Non-Agency of $(252,539) and Residential Mortgage-Backed Securities — Non-Agency of $4,922.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	13

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,345,934,382
Affiliated issuers, at cost	29,358,682
Options purchased, at cost	15,515,500
Repurchase agreements, at cost	12,000,000
Total investments, at cost	1,402,808,564
Investments, at value
Unaffiliated issuers, at value	1,334,486,366
Affiliated issuers, at value	29,361,618
Options purchased, at value	3,717,937
Repurchase agreements, at value	12,000,000
Total investments, at value	1,379,565,921
Cash	5,171
Cash collateral held at broker	2,945,000
Margin deposits	832,078
Unrealized appreciation on swap contracts	16,765
Receivable for:
Investments sold	38,979
Capital shares sold	139,765
Dividends	13,435
Interest	4,457,097
Variation margin for futures contracts	7,875
Trustees’ deferred compensation plan	9,887
Total assets	1,388,031,973
Liabilities
Unrealized depreciation on swap contracts	459,195
Premiums received on outstanding swap contracts	2,519,847
Payable for:
Investments purchased	5,699,809
Investments purchased on a delayed delivery basis	309,527,136
Capital shares purchased	1,155,649
Variation margin for futures contracts	286,875
Variation margin for swap contracts	61,464
Management services fees	377,243
Distribution and/or service fees	18,616
Transfer agent fees	53,055
Compensation of board members	88,392
Compensation of chief compliance officer	118
Other expenses	55,036
Trustees’ deferred compensation plan	9,887
Total liabilities	320,312,322
Net assets applicable to outstanding capital stock	$1,067,719,651
Represented by
Paid in capital	1,066,918,085
Undistributed net investment income	14,860,331
Accumulated net realized gain	10,654,227
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(11,448,016)
Investments - affiliated issuers	2,936
Futures contracts	(460,678)
Options purchased	(11,797,563)
Swap contracts	(1,009,671)
Total - representing net assets applicable to outstanding capital stock	$1,067,719,651
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
Class 1
Net assets	$913,119,726
Shares outstanding	89,036,089
Net asset value per share	$10.26
Class 2
Net assets	$25,666,234
Shares outstanding	2,506,036
Net asset value per share	$10.24
Class 3
Net assets	$128,933,691
Shares outstanding	12,564,958
Net asset value per share	$10.26
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	15

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$92,272
Interest	18,264,290
Total income	18,356,562
Expenses:
Management services fees	2,379,903
Distribution and/or service fees
Class 2	31,375
Class 3	83,099
Transfer agent fees
Class 1	287,648
Class 2	7,530
Class 3	39,886
Compensation of board members	18,888
Custodian fees	20,034
Printing and postage fees	22,325
Audit fees	20,476
Legal fees	7,359
Compensation of chief compliance officer	127
Other	12,769
Total expenses	2,931,419
Net investment income	15,425,143
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,688,247
Investments — affiliated issuers	1,056
Futures contracts	683,063
Options purchased	4,350,000
Options contracts written	3,801,360
Swap contracts	496,777
Net realized gain	15,020,503
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,717,772
Investments — affiliated issuers	2,936
Futures contracts	623,768
Options purchased	(7,190,553)
Options contracts written	(502,914)
Swap contracts	(1,359,537)
Net change in unrealized appreciation (depreciation)	(4,708,528)
Net realized and unrealized gain	10,311,975
Net increase in net assets resulting from operations	$25,737,118
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$15,425,143	$31,599,078
Net realized gain	15,020,503	911,681
Net change in unrealized appreciation (depreciation)	(4,708,528)	5,142,531
Net increase in net assets resulting from operations	25,737,118	37,653,290
Distributions to shareholders
Net investment income
Class 1	(26,013,778)	(33,372,861)
Class 2	(665,410)	(645,842)
Class 3	(3,517,099)	(4,162,695)
Net realized gains
Class 1	(612,119)	(8,673,346)
Class 2	(17,158)	(183,862)
Class 3	(86,385)	(1,129,050)
Total distributions to shareholders	(30,911,949)	(48,167,656)
Decrease in net assets from capital stock activity	(123,413,193)	(217,052,294)
Total decrease in net assets	(128,588,024)	(227,566,660)
Net assets at beginning of period	1,196,307,675	1,423,874,335
Net assets at end of period	$1,067,719,651	$1,196,307,675
Undistributed net investment income	$14,860,331	$29,631,475
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,523,151	15,930,938	3,031,140	31,679,683
Distributions reinvested	2,592,590	26,625,897	4,058,514	42,046,207
Redemptions	(15,002,914)	(156,388,649)	(26,876,308)	(281,373,971)
Net decrease	(10,887,173)	(113,831,814)	(19,786,654)	(207,648,081)
Class 2
Subscriptions	281,311	2,939,308	589,425	6,163,418
Distributions reinvested	66,527	682,568	80,165	829,704
Redemptions	(281,051)	(2,934,642)	(583,652)	(6,099,363)
Net increase	66,787	687,234	85,938	893,759
Class 3
Subscriptions	105,676	1,113,139	870,854	9,155,897
Distributions reinvested	350,533	3,603,484	510,294	5,291,745
Redemptions	(1,437,244)	(14,985,236)	(2,367,639)	(24,745,614)
Net decrease	(981,035)	(10,268,613)	(986,491)	(10,297,972)
Total net decrease	(11,801,421)	(123,413,193)	(20,687,207)	(217,052,294)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

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Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.32	0.15	0.10	0.25	(0.30)	(0.01)
12/31/2016	$10.42	0.25	0.03	0.28	(0.30)	(0.08)
12/31/2015	$10.62	0.26	(0.12)	0.14	(0.32)	(0.02)
12/31/2014	$10.22	0.26	0.34	0.60	(0.20)	—
12/31/2013	$10.49	0.20	(0.39)	(0.19)	(0.08)	—
12/31/2012	$10.43	0.10	0.08	0.18	(0.12)	—
Class 2
6/30/2017 (c)	$10.30	0.13	0.09	0.22	(0.27)	(0.01)
12/31/2016	$10.40	0.22	0.04	0.26	(0.28)	(0.08)
12/31/2015	$10.59	0.23	(0.10)	0.13	(0.30)	(0.02)
12/31/2014	$10.20	0.23	0.33	0.56	(0.17)	—
12/31/2013	$10.46	0.16	(0.37)	(0.21)	(0.05)	—
12/31/2012	$10.39	0.07	0.08	0.15	(0.08)	—
Class 3
6/30/2017 (c)	$10.32	0.14	0.09	0.23	(0.28)	(0.01)
12/31/2016	$10.42	0.24	0.03	0.27	(0.29)	(0.08)
12/31/2015	$10.62	0.25	(0.12)	0.13	(0.31)	(0.02)
12/31/2014	$10.22	0.25	0.34	0.59	(0.19)	—
12/31/2013	$10.49	0.18	(0.39)	(0.21)	(0.06)	—
12/31/2012	$10.42	0.08	0.09	0.17	(0.10)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.31)	$10.26	2.40%	0.50% (d)	0.50% (d)	2.78% (d)	160%	$913,120
(0.38)	$10.32	2.71%	0.50%	0.50%	2.38%	333%	$1,031,382
(0.34)	$10.42	1.34%	0.50%	0.50%	2.45%	356%	$1,247,913
(0.20)	$10.62	5.92%	0.49%	0.49%	2.48%	300%	$1,652,306
(0.08)	$10.22	(1.83%)	0.49%	0.49%	1.94%	433%	$1,731,407
(0.12)	$10.49	1.69%	0.50%	0.50%	0.92%	238%	$1,243,687

(0.28)	$10.24	2.14%	0.75% (d)	0.75% (d)	2.55% (d)	160%	$25,666
(0.36)	$10.30	2.45%	0.75%	0.75%	2.13%	333%	$25,112
(0.32)	$10.40	1.19%	0.75%	0.75%	2.20%	356%	$24,470
(0.17)	$10.59	5.57%	0.74%	0.74%	2.23%	300%	$25,273
(0.05)	$10.20	(1.99%)	0.74%	0.74%	1.59%	433%	$26,089
(0.08)	$10.46	1.47%	0.75%	0.75%	0.65%	238%	$32,395

(0.29)	$10.26	2.27%	0.63% (d)	0.63% (d)	2.66% (d)	160%	$128,934
(0.37)	$10.32	2.58%	0.62%	0.62%	2.25%	333%	$139,813
(0.33)	$10.42	1.21%	0.62%	0.62%	2.33%	356%	$151,492
(0.19)	$10.62	5.78%	0.62%	0.62%	2.35%	300%	$177,268
(0.06)	$10.22	(1.96%)	0.62%	0.62%	1.69%	433%	$206,903
(0.10)	$10.49	1.62%	0.63%	0.63%	0.78%	238%	$304,109
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to manage volatility and interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the
24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Contracts and premiums associated with options contracts written for the six months ended June 30, 2017 are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2016	–	–	(300,000,000)	(1,869,000)
Opened	(292,000,000)	(1,752,000)	(150,000,000)	(1,290,000)
Closed	292,000,000	1,752,000	450,000,000	3,159,000
Expired	–	–	–	–
Exercised	–	–	–	–
Balance at June 30, 2017	–	–	–	–
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	16,765*
Interest rate risk	Investments, at value — Options purchased	3,717,937
Total		3,734,702

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	1,026,436*
Credit risk	Premiums received on outstanding swap contracts	2,519,847
Interest rate risk	Net assets — unrealized depreciation on futures contracts	460,678*
Total		4,006,961

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	496,777	496,777
Interest rate risk	683,063	3,801,360	4,350,000	—	8,834,423
Total	683,063	3,801,360	4,350,000	496,777	9,331,200

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(1,359,537)	(1,359,537)
Interest rate risk	623,768	(502,914)	(7,190,553)	—	(7,069,699)
Total	623,768	(502,914)	(7,190,553)	(1,359,537)	(8,429,236)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	152,088,247
Futures contracts — short	48,344,407
Credit default swap contracts — buy protection	18,370,000
Credit default swap contracts — sell protection	30,225,000

Derivative instrument	Average market value ($)*
Options contracts — purchased	1,877,524
Options contracts — written	(302,018)

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2017.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	TD Securities ($)	Total ($)
Assets
Options purchased calls	-	1,382,772	-	-	-	261,900	-	-	1,644,672
Options purchased puts	30	2,073,225	-	-	10	-	-	-	2,073,265
Repurchase agreements	-	-	-	-	-	-	-	12,000,000	12,000,000
Total assets	30	3,455,997	-	-	10	261,900	-	12,000,000	15,717,937
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	61,464	-	61,464
OTC credit default swap contracts (c)	-	-	705,136	987,103	532,614	737,424	-	-	2,962,277
Total liabilities	-	-	705,136	987,103	532,614	737,424	61,464	-	3,023,741
Total financial and derivative net assets	30	3,455,997	(705,136)	(987,103)	(532,604)	(475,524)	(61,464)	12,000,000	12,694,196
Total collateral received (pledged) (d)	30	3,455,997	(705,136)	(987,103)	(430,000)	(240,000)	(61,464)	12,000,000	13,032,324
Net amount (e)	-	-	-	-	(102,604)	(235,524)	-	-	(338,128)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(cd	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.43% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.62%	0.63%
Class 2	0.87	0.88
Class 3	0.745	0.755
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest,
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,402,809,000	9,700,000	(32,943,000)	(23,243,000)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,258,222,697 and $2,438,975,902, respectively, for the six months ended June 30, 2017, of which $2,185,785,276 and $2,333,571,846, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 97.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	35

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	37

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2017	39

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Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6491 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, Ph.D., CFA
Lead manager
Managed Fund since 2014
Vadim Shteyn
Co-manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	04/25/11	9.20	17.54	14.25	6.83
Class 2 *	04/25/11	9.03	17.18	13.98	6.64
Class 3	05/01/00	9.08	17.39	14.12	6.75
S&P 500 Index		9.34	17.90	14.63	7.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Apple, Inc.	3.6
Microsoft Corp.	2.6
Amazon.com, Inc.	1.8
Facebook, Inc., Class A	1.7
Johnson & Johnson	1.7
Exxon Mobil Corp.	1.6
JPMorgan Chase & Co.	1.6
Berkshire Hathaway, Inc., Class B	1.5
Alphabet, Inc., Class A	1.3
Alphabet, Inc., Class C	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	12.3
Consumer Staples	9.0
Energy	6.1
Financials	14.5
Health Care	14.5
Industrials	10.3
Information Technology	22.3
Materials	2.8
Real Estate	2.9
Telecommunication Services	2.1
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,092.00	1,023.39	1.62	1.56	0.31
Class 2	1,000.00	1,000.00	1,090.30	1,022.19	2.87	2.77	0.55
Class 3	1,000.00	1,000.00	1,090.80	1,022.79	2.24	2.17	0.43
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Auto Components 0.2%
BorgWarner, Inc.	5,214	220,865
Delphi Automotive PLC	7,004	613,900
Goodyear Tire & Rubber Co. (The)	6,582	230,107
Total		1,064,872
Automobiles 0.5%
Ford Motor Co.	102,182	1,143,417
General Motors Co.	35,875	1,253,114
Harley-Davidson, Inc.	4,570	246,871
Total		2,643,402
Distributors 0.1%
Genuine Parts Co.	3,850	357,126
LKQ Corp.(a)	8,050	265,247
Total		622,373
Diversified Consumer Services —%
H&R Block, Inc.	5,415	167,378
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	10,932	716,811
Chipotle Mexican Grill, Inc.(a)	746	310,411
Darden Restaurants, Inc.	3,253	294,201
Hilton Worldwide Holdings, Inc.	5,350	330,897
Marriott International, Inc., Class A	8,114	813,915
McDonald’s Corp.	21,299	3,262,155
Royal Caribbean Cruises Ltd.	4,380	478,427
Starbucks Corp.	37,834	2,206,101
Wyndham Worldwide Corp.	2,731	274,220
Wynn Resorts Ltd.	2,088	280,043
Yum! Brands, Inc.	8,642	637,434
Total		9,604,615
Household Durables 0.5%
D.R. Horton, Inc.	8,928	308,641
Garmin Ltd.	2,993	152,733
Leggett & Platt, Inc.	3,455	181,491
Lennar Corp., Class A	5,310	283,129
Mohawk Industries, Inc.(a)	1,650	398,789
Newell Brands, Inc.	12,619	676,631
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	7,417	181,939
Whirlpool Corp.	1,928	369,443
Total		2,552,796
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	10,366	10,034,288
Expedia, Inc.	3,178	473,363
Netflix, Inc.(a)	11,258	1,682,058
Priceline Group, Inc. (The)(a)	1,285	2,403,618
TripAdvisor, Inc.(a)	2,886	110,245
Total		14,703,572
Leisure Products 0.1%
Hasbro, Inc.	2,935	327,282
Mattel, Inc.	8,952	192,736
Total		520,018
Media 3.0%
21st Century Fox, Inc., Class A	27,489	779,038
21st Century Fox, Inc., Class B	12,730	354,785
CBS Corp., Class B Non Voting	9,621	613,627
Charter Communications, Inc., Class A(a)	5,640	1,899,834
Comcast Corp., Class A	123,646	4,812,302
Discovery Communications, Inc., Class A(a)	4,019	103,811
Discovery Communications, Inc., Class C(a)	5,504	138,756
DISH Network Corp., Class A(a)	5,940	372,795
Interpublic Group of Companies, Inc. (The)	10,327	254,044
News Corp., Class A	9,982	136,753
News Corp., Class B	3,130	44,290
Omnicom Group, Inc.	6,085	504,447
Scripps Networks Interactive, Inc., Class A	2,504	171,048
Time Warner, Inc.	20,266	2,034,909
Viacom, Inc., Class B	9,202	308,911
Walt Disney Co. (The)	38,012	4,038,775
Total		16,568,125
Multiline Retail 0.4%
Dollar General Corp.	6,595	475,434
Dollar Tree, Inc.(a)	6,184	432,385
Kohl’s Corp.	4,451	172,120
Macy’s, Inc.	7,956	184,897

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	2,902	138,803
Target Corp.	14,412	753,604
Total		2,157,243
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,930	225,019
AutoNation, Inc.(a)	1,715	72,304
AutoZone, Inc.(a)	732	417,577
Bed Bath & Beyond, Inc.	3,791	115,246
Best Buy Co., Inc.	6,934	397,526
CarMax, Inc.(a)	4,839	305,147
Foot Locker, Inc.	3,430	169,030
Gap, Inc. (The)	5,749	126,421
Home Depot, Inc. (The)	31,234	4,791,296
L Brands, Inc.	6,299	339,453
Lowe’s Companies, Inc.	22,415	1,737,835
O’Reilly Automotive, Inc.(a)	2,382	521,039
Ross Stores, Inc.	10,240	591,155
Signet Jewelers Ltd.	1,790	113,200
Staples, Inc.	17,069	171,885
Tiffany & Co.	2,804	263,211
TJX Companies, Inc. (The)	16,808	1,213,033
Tractor Supply Co.	3,355	181,875
Ulta Beauty, Inc.(a)	1,520	436,757
Total		12,189,009
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	7,343	347,618
Hanesbrands, Inc.	9,510	220,252
Michael Kors Holdings Ltd.(a)	4,075	147,719
Nike, Inc., Class B	34,626	2,042,934
PVH Corp.	2,041	233,694
Ralph Lauren Corp.	1,436	105,977
Under Armour, Inc., Class A(a)	4,825	104,992
Under Armour, Inc., Class C(a)	4,817	97,111
VF Corp.	8,371	482,169
Total		3,782,466
Total Consumer Discretionary		66,575,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.8%
Beverages 2.0%
Brown-Forman Corp., Class B	4,624	224,726
Coca-Cola Co. (The)	100,462	4,505,721
Constellation Brands, Inc., Class A	4,476	867,136
Dr. Pepper Snapple Group, Inc.	4,807	437,966
Molson Coors Brewing Co., Class B	4,825	416,591
Monster Beverage Corp.(a)	10,530	523,130
PepsiCo, Inc.	37,317	4,309,740
Total		11,285,010
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	11,463	1,833,277
CVS Health Corp.	26,622	2,142,006
Kroger Co. (The)	23,840	555,949
SYSCO Corp.	12,860	647,244
Walgreens Boots Alliance, Inc.	22,315	1,747,488
Wal-Mart Stores, Inc.	38,588	2,920,340
Whole Foods Market, Inc.	8,351	351,660
Total		10,197,964
Food Products 1.3%
Archer-Daniels-Midland Co.	14,912	617,059
Campbell Soup Co.	5,008	261,167
ConAgra Foods, Inc.	10,561	377,661
General Mills, Inc.	15,049	833,715
Hershey Co. (The)	3,654	392,330
Hormel Foods Corp.	7,050	240,475
JM Smucker Co. (The)	3,037	359,368
Kellogg Co.	6,586	457,464
Kraft Heinz Co. (The)	15,587	1,334,871
McCormick & Co., Inc.	2,957	288,337
Mondelez International, Inc., Class A	39,639	1,712,008
Tyson Foods, Inc., Class A	7,534	471,854
Total		7,346,309

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Church & Dwight Co., Inc.	6,510	337,739
Clorox Co. (The)	3,369	448,885
Colgate-Palmolive Co.	23,081	1,710,994
Kimberly-Clark Corp.	9,278	1,197,883
Procter & Gamble Co. (The)	66,825	5,823,799
Total		9,519,300
Personal Products 0.2%
Coty, Inc., Class A	12,310	230,936
Estee Lauder Companies, Inc. (The), Class A	5,850	561,483
Total		792,419
Tobacco 1.8%
Altria Group, Inc.	50,468	3,758,352
Philip Morris International, Inc.	40,582	4,766,356
Reynolds American, Inc.	21,620	1,406,165
Total		9,930,873
Total Consumer Staples		49,071,875
Energy 5.9%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	11,113	605,770
Halliburton Co.	22,673	968,364
Helmerich & Payne, Inc.	2,836	154,108
National Oilwell Varco, Inc.	9,928	327,028
Schlumberger Ltd.	36,304	2,390,255
TechnipFMC PLC(a)	12,193	331,649
Transocean Ltd.(a)	10,220	84,111
Total		4,861,285
Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	14,641	663,823
Apache Corp.	9,935	476,185
Cabot Oil & Gas Corp.	12,159	304,948
Chesapeake Energy Corp.(a)	19,926	99,032
Chevron Corp.	49,498	5,164,126
Cimarex Energy Co.	2,480	233,145
Concho Resources, Inc.(a)	3,870	470,321
ConocoPhillips	32,322	1,420,875
Devon Energy Corp.	13,736	439,140
EOG Resources, Inc.	15,079	1,364,951
Common Stocks (continued)
Issuer	Shares	Value ($)
EQT Corp.	4,531	265,471
Exxon Mobil Corp.	110,699	8,936,730
Hess Corp.	7,062	309,810
Kinder Morgan, Inc.	50,159	961,046
Marathon Oil Corp.	22,210	263,189
Marathon Petroleum Corp.	13,552	709,176
Murphy Oil Corp.	4,239	108,646
Newfield Exploration Co.(a)	5,208	148,220
Noble Energy, Inc.	11,893	336,572
Occidental Petroleum Corp.	19,979	1,196,143
ONEOK, Inc.	9,924	517,636
Phillips 66	11,459	947,545
Pioneer Natural Resources Co.	4,447	709,652
Range Resources Corp.	4,919	113,973
Tesoro Corp.	3,949	369,626
Valero Energy Corp.	11,682	788,068
Williams Companies, Inc. (The)	21,583	653,533
Total		27,971,582
Total Energy		32,832,867
Financials 14.2%
Banks 6.3%
Bank of America Corp.	260,010	6,307,843
BB&T Corp.	21,198	962,601
Citigroup, Inc.	71,929	4,810,611
Citizens Financial Group, Inc.	13,230	472,046
Comerica, Inc.	4,620	338,369
Fifth Third Bancorp	19,606	508,972
Huntington Bancshares, Inc.	28,404	384,022
JPMorgan Chase & Co.	92,817	8,483,474
KeyCorp	28,640	536,714
M&T Bank Corp.	4,024	651,687
People’s United Financial, Inc.	8,998	158,905
PNC Financial Services Group, Inc. (The)	12,646	1,579,106
Regions Financial Corp.	31,403	459,740
SunTrust Banks, Inc.	12,636	716,714
U.S. Bancorp	41,393	2,149,124
Wells Fargo & Co.	117,503	6,510,841
Zions Bancorporation	5,299	232,679
Total		35,263,448

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.9%
Affiliated Managers Group, Inc.	1,475	244,644
Ameriprise Financial, Inc.(b)	3,985	507,251
Bank of New York Mellon Corp. (The)	27,164	1,385,907
BlackRock, Inc.	3,165	1,336,928
CBOE Holdings, Inc.	2,400	219,360
Charles Schwab Corp. (The)	31,794	1,365,870
CME Group, Inc.	8,880	1,112,131
E*TRADE Financial Corp.(a)	7,176	272,903
Franklin Resources, Inc.	8,950	400,871
Goldman Sachs Group, Inc. (The)	9,569	2,123,361
Intercontinental Exchange, Inc.	15,465	1,019,453
Invesco Ltd.	10,629	374,035
Moody’s Corp.	4,353	529,673
Morgan Stanley	37,209	1,658,033
Nasdaq, Inc.	2,974	212,611
Northern Trust Corp.	5,639	548,167
Raymond James Financial, Inc.	3,350	268,737
S&P Global, Inc.	6,733	982,951
State Street Corp.	9,236	828,746
T. Rowe Price Group, Inc.	6,307	468,042
Total		15,859,674
Consumer Finance 0.7%
American Express Co.	19,620	1,652,789
Capital One Financial Corp.	12,620	1,042,665
Discover Financial Services	9,938	618,044
Navient Corp.	7,445	123,959
Synchrony Financial	20,120	599,978
Total		4,037,435
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	49,626	8,405,155
Leucadia National Corp.	8,456	221,209
Total		8,626,364
Insurance 2.7%
Aflac, Inc.	10,371	805,619
Allstate Corp. (The)	9,523	842,214
American International Group, Inc.	22,974	1,436,334
Aon PLC	6,845	910,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	4,690	268,502
Assurant, Inc.	1,427	147,966
Chubb Ltd.	12,201	1,773,781
Cincinnati Financial Corp.	3,917	283,787
Everest Re Group Ltd.	1,070	272,411
Hartford Financial Services Group, Inc. (The)	9,594	504,357
Lincoln National Corp.	5,863	396,222
Loews Corp.	7,218	337,875
Marsh & McLennan Companies, Inc.	13,463	1,049,575
MetLife, Inc.	28,225	1,550,681
Principal Financial Group, Inc.	7,003	448,682
Progressive Corp. (The)	15,175	669,066
Prudential Financial, Inc.	11,212	1,212,466
Torchmark Corp.	2,838	217,107
Travelers Companies, Inc. (The)	7,302	923,922
Unum Group	5,966	278,195
Willis Towers Watson PLC	3,322	483,218
Xl Group Ltd.	6,827	299,023
Total		15,111,046
Total Financials		78,897,967
Health Care 14.1%
Biotechnology 2.9%
AbbVie, Inc.	41,584	3,015,256
Alexion Pharmaceuticals, Inc.(a)	5,862	713,229
Amgen, Inc.	19,229	3,311,811
Biogen, Inc.(a)	5,580	1,514,189
Celgene Corp.(a)	20,405	2,649,997
Gilead Sciences, Inc.	34,138	2,416,288
Incyte Corp.(a)	4,440	559,040
Regeneron Pharmaceuticals, Inc.(a)	1,990	977,368
Vertex Pharmaceuticals, Inc.(a)	6,510	838,944
Total		15,996,122
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	45,340	2,203,977
Align Technology, Inc.(a)	1,970	295,736
Baxter International, Inc.	12,744	771,522
Becton Dickinson and Co.	5,937	1,158,368
Boston Scientific Corp.(a)	35,775	991,683
Cooper Companies, Inc. (The)	1,280	306,458

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CR Bard, Inc.	1,893	598,396
Danaher Corp.	15,961	1,346,949
Dentsply Sirona, Inc.	5,986	388,132
Edwards Lifesciences Corp.(a)	5,484	648,428
Hologic, Inc.(a)	7,320	332,182
IDEXX Laboratories, Inc.(a)	2,300	371,266
Intuitive Surgical, Inc.(a)	963	900,761
Medtronic PLC	35,759	3,173,611
Stryker Corp.	8,109	1,125,367
Varian Medical Systems, Inc.(a)	2,397	247,347
Zimmer Biomet Holdings, Inc.	5,259	675,256
Total		15,535,439
Health Care Providers & Services 2.7%
Aetna, Inc.	8,669	1,316,214
AmerisourceBergen Corp.	4,336	409,882
Anthem, Inc.	6,928	1,303,365
Cardinal Health, Inc.	8,253	643,074
Centene Corp.(a)	4,500	359,460
CIGNA Corp.	6,692	1,120,174
DaVita, Inc.(a)	4,071	263,638
Envision Healthcare Corp.(a)	3,070	192,397
Express Scripts Holding Co.(a)	15,509	990,095
HCA Healthcare, Inc.(a)	7,480	652,256
Henry Schein, Inc.(a)	2,070	378,851
Humana, Inc.	3,767	906,416
Laboratory Corp. of America Holdings(a)	2,668	411,245
McKesson Corp.	5,510	906,615
Patterson Companies, Inc.	2,135	100,238
Quest Diagnostics, Inc.	3,574	397,286
UnitedHealth Group, Inc.	25,172	4,667,392
Universal Health Services, Inc., Class B	2,335	285,057
Total		15,303,655
Health Care Technology 0.1%
Cerner Corp.(a)	7,681	510,556
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	8,417	499,212
Illumina, Inc.(a)	3,810	661,111
Mettler-Toledo International, Inc.(a)	670	394,322
Common Stocks (continued)
Issuer	Shares	Value ($)
PerkinElmer, Inc.	2,871	195,630
Thermo Fisher Scientific, Inc.	10,219	1,782,909
Waters Corp.(a)	2,087	383,674
Total		3,916,858
Pharmaceuticals 4.9%
Allergan PLC	8,776	2,133,358
Bristol-Myers Squibb Co.	43,044	2,398,412
Eli Lilly & Co.	25,367	2,087,704
Johnson & Johnson	70,378	9,310,306
Mallinckrodt PLC(a)	2,595	116,282
Merck & Co., Inc.	71,459	4,579,807
Mylan NV(a)	12,041	467,432
Perrigo Co. PLC	3,746	282,898
Pfizer, Inc.	155,917	5,237,252
Zoetis, Inc.	12,820	799,711
Total		27,413,162
Total Health Care		78,675,792
Industrials 10.0%
Aerospace & Defense 2.3%
Arconic, Inc.	11,511	260,724
Boeing Co. (The)	14,667	2,900,399
General Dynamics Corp.	7,409	1,467,723
L-3 Communications Corp.	2,036	340,175
Lockheed Martin Corp.	6,508	1,806,686
Northrop Grumman Corp.	4,563	1,171,368
Raytheon Co.	7,603	1,227,732
Rockwell Collins, Inc.	4,245	446,064
Textron, Inc.	6,989	329,182
TransDigm Group, Inc.	1,280	344,154
United Technologies Corp.	19,465	2,376,871
Total		12,671,078
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	3,685	253,086
Expeditors International of Washington, Inc.	4,704	265,682
FedEx Corp.	6,431	1,397,649
United Parcel Service, Inc., Class B	18,000	1,990,620
Total		3,907,037

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.6%
Alaska Air Group, Inc.	3,230	289,925
American Airlines Group, Inc.	12,870	647,618
Delta Air Lines, Inc.	19,230	1,033,420
Southwest Airlines Co.	15,800	981,812
United Continental Holdings, Inc.(a)	7,360	553,840
Total		3,506,615
Building Products 0.3%
Allegion PLC	2,489	201,907
Fortune Brands Home & Security, Inc.	4,020	262,265
Johnson Controls International PLC	24,505	1,062,537
Masco Corp.	8,357	319,321
Total		1,846,030
Commercial Services & Supplies 0.3%
Cintas Corp.	2,252	283,842
Republic Services, Inc.	6,005	382,699
Stericycle, Inc.(a)	2,225	169,812
Waste Management, Inc.	10,620	778,977
Total		1,615,330
Construction & Engineering 0.1%
Fluor Corp.	3,654	167,280
Jacobs Engineering Group, Inc.	3,149	171,274
Quanta Services, Inc.(a)	3,868	127,335
Total		465,889
Electrical Equipment 0.6%
Acuity Brands, Inc.	1,150	233,772
AMETEK, Inc.	6,010	364,026
Eaton Corp. PLC	11,686	909,521
Emerson Electric Co.	16,842	1,004,120
Rockwell Automation, Inc.	3,362	544,510
Total		3,055,949
Industrial Conglomerates 2.3%
3M Co.	15,613	3,250,470
General Electric Co.	227,523	6,145,396
Honeywell International, Inc.	19,919	2,655,004
Roper Technologies, Inc.	2,662	616,333
Total		12,667,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	15,395	1,654,347
Cummins, Inc.	4,040	655,369
Deere & Co.	7,689	950,283
Dover Corp.	4,065	326,094
Flowserve Corp.	3,411	158,373
Fortive Corp.	7,880	499,198
Illinois Tool Works, Inc.	8,120	1,163,190
Ingersoll-Rand PLC	6,694	611,765
PACCAR, Inc.	9,181	606,313
Parker-Hannifin Corp.	3,483	556,653
Pentair PLC	4,383	291,645
Snap-On, Inc.	1,516	239,528
Stanley Black & Decker, Inc.	3,992	561,794
Xylem, Inc.	4,695	260,244
Total		8,534,796
Professional Services 0.3%
Equifax, Inc.	3,145	432,186
IHS Markit Ltd.(a)	8,290	365,092
Nielsen Holdings PLC	8,780	339,435
Robert Half International, Inc.	3,323	159,271
Verisk Analytics, Inc.(a)	4,020	339,167
Total		1,635,151
Road & Rail 0.9%
CSX Corp.	24,110	1,315,442
JB Hunt Transport Services, Inc.	2,240	204,691
Kansas City Southern	2,770	289,881
Norfolk Southern Corp.	7,573	921,634
Union Pacific Corp.	21,097	2,297,674
Total		5,029,322
Trading Companies & Distributors 0.1%
Fastenal Co.	7,553	328,782
United Rentals, Inc.(a)	2,205	248,526
WW Grainger, Inc.	1,400	252,742
Total		830,050
Total Industrials		55,764,450

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	130,631	4,088,750
F5 Networks, Inc.(a)	1,694	215,240
Harris Corp.	3,182	347,093
Juniper Networks, Inc.	9,984	278,354
Motorola Solutions, Inc.	4,271	370,466
Total		5,299,903
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	7,981	589,158
Corning, Inc.	24,041	722,432
FLIR Systems, Inc.	3,565	123,563
TE Connectivity Ltd.	9,275	729,757
Total		2,164,910
Internet Software & Services 4.5%
Akamai Technologies, Inc.(a)	4,512	224,743
Alphabet, Inc., Class A(a)	7,776	7,229,191
Alphabet, Inc., Class C(a)	7,794	7,082,641
eBay, Inc.(a)	26,303	918,501
Facebook, Inc., Class A(a)	61,755	9,323,770
VeriSign, Inc.(a)	2,308	214,552
Total		24,993,398
IT Services 3.7%
Accenture PLC, Class A	16,197	2,003,245
Alliance Data Systems Corp.	1,450	372,200
Automatic Data Processing, Inc.	11,685	1,197,245
Cognizant Technology Solutions Corp., Class A	15,384	1,021,498
CSRA, Inc.	3,798	120,586
DXC Technology Co.	7,400	567,728
Fidelity National Information Services, Inc.	8,633	737,258
Fiserv, Inc.(a)	5,545	678,375
Gartner, Inc.(a)	2,360	291,484
Global Payments, Inc.	3,980	359,474
International Business Machines Corp.	22,338	3,436,255
MasterCard, Inc., Class A	24,510	2,976,739
Paychex, Inc.	8,351	475,506
PayPal Holdings, Inc.(a)	29,183	1,566,252
Total System Services, Inc.	4,324	251,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	48,234	4,523,384
Western Union Co. (The)	12,317	234,639
Total		20,813,741
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.(a)	20,250	252,720
Analog Devices, Inc.	9,590	746,102
Applied Materials, Inc.	28,074	1,159,737
Broadcom Ltd.	10,486	2,443,762
Intel Corp.	123,025	4,150,863
KLA-Tencor Corp.	4,092	374,459
Lam Research Corp.	4,211	595,562
Microchip Technology, Inc.	5,994	462,617
Micron Technology, Inc.(a)	27,166	811,177
NVIDIA Corp.	15,543	2,246,896
Qorvo, Inc.(a)	3,320	210,222
QUALCOMM, Inc.	38,603	2,131,658
Skyworks Solutions, Inc.	4,820	462,479
Texas Instruments, Inc.	26,026	2,002,180
Xilinx, Inc.	6,478	416,665
Total		18,467,099
Software 4.8%
Activision Blizzard, Inc.	18,120	1,043,169
Adobe Systems, Inc.(a)	12,923	1,827,829
ANSYS, Inc.(a)	2,230	271,346
Autodesk, Inc.(a)	5,068	510,956
CA, Inc.	8,188	282,240
Citrix Systems, Inc.(a)	3,954	314,659
Electronic Arts, Inc.(a)	8,105	856,861
Intuit, Inc.	6,363	845,070
Microsoft Corp.	201,710	13,903,870
Oracle Corp.	78,477	3,934,837
Red Hat, Inc.(a)	4,649	445,142
Salesforce.com, Inc.(a)	17,465	1,512,469
Symantec Corp.	15,896	449,062
Synopsys, Inc.(a)	3,930	286,615
Total		26,484,125

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.(c)	136,215	19,617,684
Hewlett Packard Enterprise Co.	43,495	721,582
HP, Inc.	43,975	768,683
NetApp, Inc.	7,079	283,514
Seagate Technology PLC	7,761	300,739
Western Digital Corp.	7,605	673,803
Xerox Corp.	5,574	160,141
Total		22,526,146
Total Information Technology		120,749,322
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	5,692	814,297
Albemarle Corp.	2,890	305,011
CF Industries Holdings, Inc.	6,090	170,276
Dow Chemical Co. (The)	29,364	1,851,987
Eastman Chemical Co.	3,810	320,002
Ecolab, Inc.	6,821	905,488
EI du Pont de Nemours & Co.	22,653	1,828,324
FMC Corp.	3,503	255,894
International Flavors & Fragrances, Inc.	2,062	278,370
LyondellBasell Industries NV, Class A	8,630	728,286
Monsanto Co.	11,460	1,356,406
Mosaic Co. (The)	9,172	209,397
PPG Industries, Inc.	6,692	735,852
Praxair, Inc.	7,467	989,751
Sherwin-Williams Co. (The)	2,121	744,386
Total		11,493,727
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,640	365,031
Vulcan Materials Co.	3,457	437,933
Total		802,964
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	2,316	204,665
Ball Corp.	9,146	386,053
International Paper Co.	10,783	610,425
Sealed Air Corp.	5,112	228,813
WestRock Co.	6,561	371,746
Total		1,801,702
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	34,774	417,636
Newmont Mining Corp.	13,929	451,160
Nucor Corp.	8,339	482,578
Total		1,351,374
Total Materials		15,449,767
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	2,380	286,719
American Tower Corp.	11,109	1,469,943
Apartment Investment & Management Co., Class A	4,104	176,349
AvalonBay Communities, Inc.	3,602	692,196
Boston Properties, Inc.	4,023	494,909
Crown Castle International Corp.	9,563	958,021
Digital Realty Trust, Inc.	4,170	471,002
Equinix, Inc.	2,036	873,770
Equity Residential	9,597	631,771
Essex Property Trust, Inc.	1,710	439,932
Extra Space Storage, Inc.	3,290	256,620
Federal Realty Investment Trust	1,890	238,877
General Growth Properties, Inc.	15,215	358,465
HCP, Inc.	12,244	391,318
Host Hotels & Resorts, Inc.	19,322	353,013
Iron Mountain, Inc.	6,418	220,522
Kimco Realty Corp.	11,125	204,144
Macerich Co. (The)	3,115	180,857
Mid-America Apartment Communities, Inc.	2,970	312,979
ProLogis, Inc.	13,857	812,574
Public Storage	3,904	814,101
Realty Income Corp.	7,130	393,433
Regency Centers Corp.	3,820	239,285

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	8,154	1,318,991
SL Green Realty Corp.	2,660	281,428
UDR, Inc.	6,990	272,400
Ventas, Inc.	9,268	643,941
Vornado Realty Trust	4,505	423,020
Welltower, Inc.	9,571	716,389
Weyerhaeuser Co.	19,628	657,538
Total		15,584,507
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	7,856	285,959
Total Real Estate		15,870,466
Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	160,628	6,060,494
CenturyLink, Inc.	14,338	342,391
Level 3 Communications, Inc.(a)	7,645	453,349
Verizon Communications, Inc.	106,575	4,759,640
Total		11,615,874
Total Telecommunication Services		11,615,874
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	5,950	239,012
American Electric Power Co., Inc.	12,851	892,759
Duke Energy Corp.	18,286	1,528,527
Edison International	8,510	665,397
Entergy Corp.	4,690	360,051
Eversource Energy	8,275	502,375
Exelon Corp.	24,194	872,678
FirstEnergy Corp.	11,598	338,198
NextEra Energy, Inc.	12,233	1,714,210
PG&E Corp.	13,341	885,442
Pinnacle West Capital Corp.	2,912	247,986
PPL Corp.	17,850	690,081
Southern Co. (The)	25,984	1,244,114
Xcel Energy, Inc.	13,263	608,506
Total		10,789,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	17,243	191,570
NRG Energy, Inc.	8,262	142,271
Total		333,841
Multi-Utilities 1.0%
Ameren Corp.	6,342	346,717
CenterPoint Energy, Inc.	11,264	308,408
CMS Energy Corp.	7,331	339,059
Consolidated Edison, Inc.	7,983	645,186
Dominion Energy, Inc.	16,434	1,259,337
DTE Energy Co.	4,686	495,732
NiSource, Inc.	8,454	214,394
Public Service Enterprise Group, Inc.	13,218	568,506
SCANA Corp.	3,733	250,148
Sempra Energy	6,558	739,415
WEC Energy Group, Inc.	8,243	505,955
Total		5,672,857
Water Utilities 0.1%
American Water Works Co., Inc.	4,660	363,247
Total Utilities		17,159,281
Total Common Stocks (Cost $360,650,193)		542,663,530

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(d)	13,094,012	13,094,012
Total Money Market Funds (Cost $13,093,273)		13,094,012
Total Investments (Cost: $373,743,466)		555,757,542
Other Assets & Liabilities, Net		623,305
Net Assets		556,380,847

At June 30, 2017, securities and/or cash totaling $712,899 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	23	USD	2,784,035	09/2017	—	(14,847)
S&P 500 E-mini	88	USD	10,651,960	09/2017	—	(54,338)
Total			13,435,995		—	(69,185)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Ameriprise Financial, Inc.	3,135	850	—	3,985	—	5,689	507,251
Columbia Short-Term Cash Fund, 1.033%	6,973,692	117,086,546	(110,966,226)	13,094,012	(1,135)	57,437	13,094,012
Total	6,976,827	117,087,396	(110,966,226)	13,097,997	(1,135)	63,126	13,601,263

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	66,575,869	—	—	—	66,575,869
Consumer Staples	49,071,875	—	—	—	49,071,875
Energy	32,832,867	—	—	—	32,832,867
Financials	78,897,967	—	—	—	78,897,967
Health Care	78,675,792	—	—	—	78,675,792
Industrials	55,764,450	—	—	—	55,764,450
Information Technology	120,749,322	—	—	—	120,749,322
Materials	15,449,767	—	—	—	15,449,767
Real Estate	15,870,466	—	—	—	15,870,466
Telecommunication Services	11,615,874	—	—	—	11,615,874
Utilities	17,159,281	—	—	—	17,159,281
Total Common Stocks	542,663,530	—	—	—	542,663,530
Money Market Funds	—	—	—	13,094,012	13,094,012
Total Investments	542,663,530	—	—	13,094,012	555,757,542
Derivatives
Liability
Futures Contracts	(69,185)	—	—	—	(69,185)
Total	542,594,345	—	—	13,094,012	555,688,357
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$360,406,595
Affiliated issuers, at cost	13,336,871
Total investments, at cost	373,743,466
Investments, at value
Unaffiliated issuers, at value	542,156,279
Affiliated issuers, at value	13,601,263
Total investments, at value	555,757,542
Receivable for:
Capital shares sold	652,138
Dividends	544,100
Foreign tax reclaims	3,167
Variation margin for futures contracts	4,995
Trustees’ deferred compensation plan	7,369
Total assets	556,969,311
Liabilities
Due to custodian	611
Payable for:
Investments purchased	230,019
Capital shares purchased	102,337
Management services fees	90,763
Distribution and/or service fees	44,123
Transfer agent fees	27,228
Compensation of board members	35,711
Compensation of chief compliance officer	52
Other expenses	50,251
Trustees’ deferred compensation plan	7,369
Total liabilities	588,464
Net assets applicable to outstanding capital stock	$556,380,847
Represented by
Trust capital	$556,380,847
Total - representing net assets applicable to outstanding capital stock	$556,380,847
Class 1
Net assets	$139,435,702
Shares outstanding	7,485,682
Net asset value per share	$18.63
Class 2
Net assets	$11,423,101
Shares outstanding	622,387
Net asset value per share	$18.35
Class 3
Net assets	$405,522,044
Shares outstanding	21,920,678
Net asset value per share	$18.50
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,066,795
Dividends — affiliated issuers	63,126
Foreign taxes withheld	(75)
Total income	5,129,846
Expenses:
Management services fees	486,206
Distribution and/or service fees
Class 2	14,366
Class 3	238,818
Transfer agent fees
Class 1	27,781
Class 2	3,448
Class 3	114,628
Compensation of board members	10,224
Custodian fees	20,499
Printing and postage fees	40,730
Licensing fees and expenses	7,459
Audit fees	15,457
Legal fees	4,772
Compensation of chief compliance officer	47
Other	6,225
Total expenses	990,660
Net investment income	4,139,186
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	772,930
Investments — affiliated issuers	(1,135)
Futures contracts	883,837
Net realized gain	1,655,632
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,583,604
Investments — affiliated issuers	55,187
Futures contracts	2,936
Net change in unrealized appreciation (depreciation)	34,641,727
Net realized and unrealized gain	36,297,359
Net increase in net assets resulting from operations	$40,436,545
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$4,139,186	$5,782,297
Net realized gain	1,655,632	5,954,963
Net change in unrealized appreciation (depreciation)	34,641,727	24,528,972
Net increase in net assets resulting from operations	40,436,545	36,266,232
Increase in net assets from capital stock activity	125,224,611	38,513,244
Total increase in net assets	165,661,156	74,779,476
Net assets at beginning of period	390,719,691	315,940,215
Net assets at end of period	$556,380,847	$390,719,691
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,680,586	101,872,411	1,914,845	32,356,445
Redemptions	(38,950)	(704,513)	(71,024)	(1,218,766)
Net increase	5,641,636	101,167,898	1,843,821	31,137,679
Class 2
Subscriptions	7,288	126,924	21,662	344,977
Redemptions	(58,065)	(1,030,591)	(128,377)	(2,009,249)
Net decrease	(50,777)	(903,667)	(106,715)	(1,664,272)
Class 3
Subscriptions	1,721,404	30,735,717	1,937,569	31,105,430
Redemptions	(318,130)	(5,775,337)	(1,410,655)	(22,065,593)
Net increase	1,403,274	24,960,380	526,914	9,039,837
Total net increase	6,994,133	125,224,611	2,264,020	38,513,244
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$17.06	0.16	1.41	1.57
12/31/2016	$15.29	0.34	1.43	1.77
12/31/2015	$15.14	0.34 (e)	(0.19)	0.15
12/31/2014	$13.36	0.23	1.55	1.78
12/31/2013	$10.12	0.21	3.03	3.24
12/31/2012	$8.75	0.18	1.19	1.37
Class 2
6/30/2017 (c)	$16.83	0.14	1.38	1.52
12/31/2016	$15.12	0.26	1.45	1.71
12/31/2015	$15.01	0.29 (f)	(0.18)	0.11
12/31/2014	$13.27	0.20	1.54	1.74
12/31/2013	$10.08	0.18	3.01	3.19
12/31/2012	$8.74	0.17	1.17	1.34
Class 3
6/30/2017 (c)	$16.96	0.15	1.39	1.54
12/31/2016	$15.21	0.28	1.47	1.75
12/31/2015	$15.08	0.32 (e)	(0.19)	0.13
12/31/2014	$13.32	0.22	1.54	1.76
12/31/2013	$10.11	0.19	3.02	3.21
12/31/2012	$8.75	0.18	1.18	1.36

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.05 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$18.63	9.20%	0.31% (d)	0.31% (d)	1.83% (d)	1%	$139,436
$17.06	11.58%	0.32%	0.31%	2.14%	5%	$31,465
$15.29	0.99%	0.37%	0.33%	2.21%	4%	$3
$15.14	13.32%	0.31%	0.31%	1.70%	3%	$3
$13.36	32.02%	0.31%	0.31%	1.77%	4%	$21
$10.12	15.66%	0.33%	0.33%	1.90%	4%	$16

$18.35	9.03%	0.55% (d)	0.55% (d)	1.55% (d)	1%	$11,423
$16.83	11.31%	0.56%	0.56%	1.65%	5%	$11,332
$15.12	0.73%	0.58%	0.58%	1.94%	4%	$11,794
$15.01	13.11%	0.56%	0.56%	1.46%	3%	$15,166
$13.27	31.65%	0.56%	0.56%	1.52%	4%	$16,371
$10.08	15.33%	0.57%	0.57%	1.72%	4%	$14,910

$18.50	9.08%	0.43% (d)	0.43% (d)	1.68% (d)	1%	$405,522
$16.96	11.51%	0.43%	0.43%	1.78%	5%	$347,922
$15.21	0.86%	0.46%	0.45%	2.10%	4%	$304,143
$15.08	13.21%	0.44%	0.44%	1.59%	3%	$290,301
$13.32	31.75%	0.44%	0.44%	1.65%	4%	$252,295
$10.11	15.54%	0.44%	0.44%	1.86%	4%	$195,032
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	69,185*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	883,837

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,936
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	15,506,018

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.33%
Class 2	0.58
Class 3	0.455
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $129,172,504 and $4,607,746, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 97.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2017	33

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6463 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead manager
Managed Fund since 2012
Robert Cameron
Co-manager
Managed Fund since 2012
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Co-manager
Managed Fund since 2012
Young Kim
Co-manager
Managed Fund since 2015
Perry Vickery, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	22.97	23.49	5.68	2.31
Class 2 *	05/03/10	22.89	23.23	5.43	2.10
Class 3	05/01/00	22.95	23.38	5.54	2.21
MSCI Emerging Markets Index (Net)		18.43	23.75	3.96	1.91
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Alibaba Group Holding Ltd., ADR (China)	5.8
Samsung Electronics Co., Ltd. (South Korea)	5.3
Tencent Holdings Ltd. (China)	5.0
Naspers Ltd., Class N (South Africa)	3.9
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.8
SK Hynix, Inc. (South Korea)	2.7
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.3
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	2.0
Industrial & Commercial Bank of China Ltd., Class H (China)	2.0
X5 Retail Group NV GDR, Registered Shares (Russian Federation)	1.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.0
Consumer Staples	7.1
Energy	5.8
Financials	25.6
Health Care	4.6
Industrials	4.0
Information Technology	35.6
Materials	2.6
Real Estate	0.5
Telecommunication Services	1.6
Utilities	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Argentina	0.7
Brazil	5.8
Canada	0.6
China	23.6
Hong Kong	2.2
Hungary	0.4
India	8.8
Indonesia	5.4
Kenya	0.2
Malaysia	0.5
Mexico	2.1
Peru	1.1
Philippines	1.2
Poland	1.7
Russian Federation	7.0
South Africa	5.9
South Korea	14.0
Taiwan	9.5
Thailand	4.0
United Kingdom	0.3
United States(a)	5.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,229.70	1,018.55	7.12	6.44	1.28
Class 2	1,000.00	1,000.00	1,228.90	1,017.30	8.50	7.70	1.53
Class 3	1,000.00	1,000.00	1,229.50	1,017.90	7.84	7.09	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.6%
Issuer	Shares	Value ($)
Argentina 0.7%
Banco Macro SA, ADR	29,412	2,711,492
MercadoLibre, Inc.	10,284	2,580,050
Total		5,291,542
Brazil 5.7%
AES Tiete Energia SA	695,200	2,868,600
BB Seguridade Participacoes SA	405,200	3,500,505
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	854,800	5,059,805
Embraer SA, ADR	113,923	2,076,816
Fleury SA	764,400	6,176,760
Hypermarcas SA	316,300	2,645,620
Itaú Unibanco Holding SA, ADR	746,851	8,252,703
Petroleo Brasileiro SA, ADR(a)	994,106	7,942,907
Raia Drogasil SA	126,400	2,689,849
Total		41,213,565
Canada 0.6%
Parex Resources(a)	367,719	4,182,492
China 23.6%
AAC Technologies Holdings, Inc.	256,500	3,203,982
Alibaba Group Holding Ltd., ADR(a)	285,690	40,253,721
Baidu, Inc., ADR(a)	45,268	8,096,634
China Animal Healthcare Ltd.(a),(b)	4,603,000	58,956
China Biologic Products, Inc.(a)	23,239	2,628,331
China Merchants Bank Co., Ltd., Class H	2,221,000	6,692,721
China Petroleum & Chemical Corp., Class H	5,108,000	3,999,573
CSPC Pharmaceutical Group Ltd.	2,610,000	3,812,191
Ctrip.com International Ltd., ADR(a)	126,208	6,797,563
Industrial & Commercial Bank of China Ltd., Class H	20,644,000	13,932,279
JD.com, Inc., ADR(a)	55,204	2,165,101
Kingdee International Software Group Co., Ltd.(a)	5,676,000	2,362,116
NetEase, Inc., ADR	24,715	7,430,070
New Oriental Education & Technology Group, Inc., ADR(a)	43,844	3,090,564
Nexteer Automotive Group Ltd.	2,224,000	3,484,023
Ping An Insurance Group Co. of China Ltd., Class H	2,446,500	16,116,072
Tencent Holdings Ltd.	964,601	34,605,023
Wuliangye Yibin Co., Ltd.	1,032,400	8,476,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Wuxi Biologics Cayman, Inc.(a)	634,000	2,383,352
Total		169,588,322
Hong Kong 2.2%
AIA Group Ltd.	1,043,200	7,632,428
Galaxy Entertainment Group Ltd.	291,000	1,766,168
Techtronic Industries Co., Ltd.	1,452,000	6,671,934
Total		16,070,530
Hungary 0.4%
Richter Gedeon Nyrt	104,088	2,720,266
India 8.8%
Adani Ports & Special Economic Zone(a)	541,357	3,039,512
Bajaj Finance Ltd.	110,674	2,348,647
Bharat Petroleum Corp., Ltd.	789,273	7,804,787
Ceat Ltd.(a)	97,266	2,698,960
Dish TV India Ltd.(a)	1,585,437	1,963,044
Eicher Motors Ltd.(a)	18,497	7,731,685
HDFC Bank Ltd., ADR	90,172	7,842,259
Indraprastha Gas Ltd.	244,765	3,999,613
IndusInd Bank Ltd.	152,826	3,494,055
Natco Pharma Ltd.	226,034	3,501,185
Petronet LNG Ltd.	652,831	4,359,570
Tejas Networks Ltd.(a)	1,076,913	5,039,895
UPL Ltd.	566,179	7,359,490
Zee Entertainment Enterprises Ltd.	287,522	2,182,321
Total		63,365,023
Indonesia 5.4%
PT Ace Hardware Indonesia Tbk	54,799,200	4,358,443
PT Astra International Tbk	3,874,400	2,595,838
PT Bank Central Asia Tbk	5,758,600	7,853,686
PT Bank Rakyat Indonesia Persero Tbk	12,310,300	14,046,472
PT Nippon Indosari Corpindo Tbk	22,936,800	2,119,507
PT Pakuwon Jati Tbk	82,295,400	3,794,316
PT Sumber Alfaria Trijaya Tbk	11,644,300	498,012
PT Telekomunikasi Indonesia Persero Tbk	10,473,500	3,556,712
Total		38,822,986
Kenya 0.2%
Safaricom Ltd.	6,558,300	1,438,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 0.5%
MyEg Services Bhd	6,255,750	3,190,910
Mexico 2.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	355,647	5,174,664
Gentera SAB de CV	3,123,440	4,688,064
Grupo Financiero Banorte SAB de CV, Class O	821,400	5,211,610
Total		15,074,338
Peru 1.1%
Credicorp Ltd.	44,493	7,981,599
Philippines 1.2%
GT Capital Holdings, Inc.	185,660	4,446,367
Robinsons Retail Holdings, Inc.	1,022,330	1,760,875
Security Bank Corp.	592,200	2,546,535
Total		8,753,777
Poland 1.7%
Dino Polska SA(a)	424,910	5,376,663
KRUK SA	78,535	6,527,540
Total		11,904,203
Russian Federation 7.0%
Aeroflot PJSC(a)	980,100	3,245,673
Detsky Mir PJSC	1,723,051	2,746,072
Lukoil PJSC, ADR	146,657	7,153,195
Magnit PJSC	19,719	3,069,443
Mail.ru Group Ltd., GDR(a),(c)	91,815	2,419,325
Mobile Telesystems OJSC, ADR	274,230	2,298,047
Sberbank of Russia PJSC, ADR	976,029	10,101,900
X5 Retail Group NV GDR, Registered Shares(a)	374,789	12,986,439
Yandex NV, Class A(a)	245,514	6,442,287
Total		50,462,381
South Africa 5.9%
Aspen Pharmacare Holdings Ltd.	144,530	3,171,761
AVI Ltd.	573,847	4,167,053
Clicks Group Ltd.	253,262	2,710,237
EOH Holdings Ltd.	160,619	1,544,496
FirstRand Ltd.	1,099,587	3,962,968
Naspers Ltd., Class N	139,116	27,062,887
Total		42,619,402
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 13.3%
AMOREPACIFIC Corp.	11,046	2,933,671
CLIO Cosmetics Co., Ltd.	64,506	2,187,504
I-SENS, Inc.	34,558	830,231
KB Financial Group, Inc.	87,972	4,441,727
Korea Electric Power Corp.	114,687	4,089,701
LG Uplus Corp.	261,702	3,569,021
LIG Nex1 Co., Ltd.	26,254	1,698,466
Lotte Chemical Corp.	9,379	2,822,860
NAVER Corp.	6,234	4,569,714
Osstem Implant Co., Ltd.(a)	56,058	2,568,312
POSCO	21,344	5,346,503
Samsung Electronics Co., Ltd.	17,639	36,738,895
SK Hynix, Inc.	316,170	18,616,001
SK Innovation Co., Ltd.	35,331	4,893,216
Total		95,305,822
Taiwan 9.5%
Cathay Financial Holding Co., Ltd.	1,999,000	3,290,408
Elite Material Co., Ltd.	1,392,000	6,745,897
eMemory Technology, Inc.	247,000	3,229,112
Hon Hai Precision Industry Co., Ltd.	2,926,000	11,247,518
Largan Precision Co., Ltd.	39,000	6,209,368
Silergy Corp.	90,000	1,732,943
Taiwan Paiho., Ltd.	1,744,000	6,559,672
Taiwan Semiconductor Manufacturing Co., Ltd.	3,823,838	26,125,277
Voltronic Power Technology Corp.	194,952	3,208,767
Total		68,348,962
Thailand 4.0%
Kasikornbank PCL, Foreign Registered Shares	1,202,600	7,057,343
Krungthai Card PCL	863,465	3,047,763
Mega Lifesciences PCL, Foreign Registered Shares(a)	2,093,100	1,723,589
Muangthai Leasing PCL, Foreign Registered Shares(a)	5,053,000	4,979,308
PTG Energy PCL	3,694,027	2,106,885
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,091,900	4,992,067
Srisawad Power 1979 PCL	3,209,060	4,742,303
Total		28,649,258
United Kingdom 0.3%
Randgold Resources Ltd.	25,128	2,227,137

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.4%
Atento SA(a)	120,582	1,344,489
Luxoft Holding, Inc.(a)	57,446	3,495,589
Universal Display Corp.	50,338	5,499,427
Total		10,339,505
Total Common Stocks (Cost $536,606,639)		687,550,799

Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.7%
Samsung Electronics Co., Ltd.	—	3,314	5,403,471
Total Preferred Stocks (Cost $3,435,042)			5,403,471
Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(e)	25,259,520	25,259,520
Total Money Market Funds (Cost $25,258,939)		25,259,520
Total Investments (Cost $565,300,620)		718,213,790
Other Assets & Liabilities, Net		1,140,364
Net Assets		$719,354,154

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $58,956, which represents 0.01% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $2,419,325, which represents 0.34% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	8,164,933	118,985,025	(101,890,438)	25,259,520	(492)	66,470	25,259,520
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	5,291,542	—	—	—	5,291,542
Brazil	41,213,565	—	—	—	41,213,565
Canada	4,182,492	—	—	—	4,182,492
China	70,461,984	99,067,382	58,956	—	169,588,322
Hong Kong	—	16,070,530	—	—	16,070,530
Hungary	—	2,720,266	—	—	2,720,266
India	7,842,259	55,522,764	—	—	63,365,023
Indonesia	—	38,822,986	—	—	38,822,986
Kenya	—	1,438,779	—	—	1,438,779
Malaysia	—	3,190,910	—	—	3,190,910
Mexico	15,074,338	—	—	—	15,074,338
Peru	7,981,599	—	—	—	7,981,599
Philippines	—	8,753,777	—	—	8,753,777
Poland	—	11,904,203	—	—	11,904,203
Russian Federation	15,893,529	34,568,852	—	—	50,462,381
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Africa	—	42,619,402	—	—	42,619,402
South Korea	—	95,305,822	—	—	95,305,822
Taiwan	—	68,348,962	—	—	68,348,962
Thailand	—	28,649,258	—	—	28,649,258
United Kingdom	—	2,227,137	—	—	2,227,137
United States	10,339,505	—	—	—	10,339,505
Total Common Stocks	178,280,813	509,211,030	58,956	—	687,550,799
Preferred Stocks
South Korea	—	5,403,471	—	—	5,403,471
Total Preferred Stocks	—	5,403,471	—	—	5,403,471
Money Market Funds	—	—	—	25,259,520	25,259,520
Total Investments	178,280,813	514,614,501	58,956	25,259,520	718,213,790
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$540,041,681
Affiliated issuers, at cost	25,258,939
Total investments, at cost	565,300,620
Investments, at value
Unaffiliated issuers, at value	692,954,270
Affiliated issuers, at value	25,259,520
Total investments, at value	718,213,790
Cash	183,134
Receivable for:
Investments sold	2,323,282
Capital shares sold	4,303
Dividends	1,800,620
Foreign tax reclaims	39,119
Expense reimbursement due from Investment Manager	25,113
Prepaid expenses	1
Total assets	722,589,362
Liabilities
Payable for:
Investments purchased	183,130
Capital shares purchased	489,389
Foreign capital gains taxes deferred	1,626,701
Management services fees	685,365
Distribution and/or service fees	28,922
Transfer agent fees	35,469
Compensation of board members	80,696
Compensation of chief compliance officer	49
Other expenses	105,487
Total liabilities	3,235,208
Net assets applicable to outstanding capital stock	$719,354,154
Represented by
Paid in capital	632,595,320
Undistributed net investment income	1,110,488
Accumulated net realized loss	(65,633,609)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	152,912,589
Investments - affiliated issuers	581
Foreign currency translations	(4,514)
Foreign capital gains tax	(1,626,701)
Total - representing net assets applicable to outstanding capital stock	$719,354,154
Class 1
Net assets	$470,867,898
Shares outstanding	26,838,405
Net asset value per share	$17.54
Class 2
Net assets	$33,600,708
Shares outstanding	1,930,417
Net asset value per share	$17.41
Class 3
Net assets	$214,885,548
Shares outstanding	12,285,678
Net asset value per share	$17.49
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,194,217
Dividends — affiliated issuers	66,470
Foreign taxes withheld	(613,928)
Total income	5,646,759
Expenses:
Management services fees	3,878,723
Distribution and/or service fees
Class 2	34,817
Class 3	126,514
Transfer agent fees
Class 1	131,344
Class 2	8,356
Class 3	60,725
Compensation of board members	14,982
Custodian fees	137,664
Printing and postage fees	37,006
Audit fees	29,548
Legal fees	5,447
Compensation of chief compliance officer	79
Other	65,993
Total expenses	4,531,198
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(93,744)
Total net expenses	4,437,454
Net investment income	1,209,305
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,858,742
Investments — affiliated issuers	(492)
Foreign currency translations	(19,876)
Net realized gain	19,838,374
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	116,850,543
Investments — affiliated issuers	581
Foreign currency translations	(7,957)
Foreign capital gains tax	(1,088,332)
Net change in unrealized appreciation (depreciation)	115,754,835
Net realized and unrealized gain	135,593,209
Net increase in net assets resulting from operations	$136,802,514
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$1,209,305	$1,954,748
Net realized gain (loss)	19,838,374	(27,567,504)
Net change in unrealized appreciation (depreciation)	115,754,835	64,012,351
Net increase in net assets resulting from operations	136,802,514	38,399,595
Distributions to shareholders
Net investment income
Class 1	(816,096)	(1,099,737)
Class 2	(5,134)	(13,453)
Class 3	(201,984)	(209,177)
Total distributions to shareholders	(1,023,214)	(1,322,367)
Decrease in net assets from capital stock activity	(30,013,020)	(623,660,183)
Total increase (decrease) in net assets	105,766,280	(586,582,955)
Net assets at beginning of period	613,587,874	1,200,170,829
Net assets at end of period	$719,354,154	$613,587,874
Undistributed net investment income	$1,110,488	$924,397
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	14,389	220,691	468,950	6,462,757
Distributions reinvested	50,564	816,096	79,576	1,099,737
Redemptions	(1,803,862)	(27,622,026)	(43,557,819)	(600,371,999)
Net decrease	(1,738,909)	(26,585,239)	(43,009,293)	(592,809,505)
Class 2
Subscriptions	512,787	8,198,184	290,453	4,151,123
Distributions reinvested	320	5,134	980	13,453
Redemptions	(88,044)	(1,487,057)	(158,451)	(2,173,208)
Net increase	425,063	6,716,261	132,982	1,991,368
Class 3
Subscriptions	126,167	2,003,201	134,265	1,785,593
Distributions reinvested	12,553	201,984	15,180	209,177
Redemptions	(765,323)	(12,349,227)	(2,483,606)	(34,836,816)
Net decrease	(626,603)	(10,144,042)	(2,334,161)	(32,842,046)
Total net decrease	(1,940,449)	(30,013,020)	(45,210,472)	(623,660,183)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$14.29	0.03	3.25	—	3.28	(0.03)	—
12/31/2016	$13.61	0.03	0.67	—	0.70	(0.02)	—
12/31/2015	$15.36	0.06	(1.37)	—	(1.31)	(0.02)	(0.42)
12/31/2014	$15.81	0.04	(0.39)	—	(0.35)	(0.03)	(0.07)
12/31/2013	$16.18	0.12	(0.38)	—	(0.26)	(0.11)	—
12/31/2012	$13.82	0.10	2.67	0.01	2.78	(0.08)	(0.34)
Class 2
6/30/2017 (c)	$14.17	0.02	3.22	—	3.24	(0.00) (g)	—
12/31/2016	$13.53	0.02	0.63	—	0.65	(0.01)	—
12/31/2015	$15.30	0.03	(1.37)	—	(1.34)	(0.01)	(0.42)
12/31/2014	$15.75	(0.00) (g)	(0.37)	—	(0.37)	(0.01)	(0.07)
12/31/2013	$16.14	0.07	(0.38)	—	(0.31)	(0.08)	—
12/31/2012	$13.79	0.06	2.67	0.01	2.74	(0.05)	(0.34)
Class 3
6/30/2017 (c)	$14.24	0.02	3.25	—	3.27	(0.02)	—
12/31/2016	$13.58	0.04	0.63	—	0.67	(0.01)	—
12/31/2015	$15.34	0.04	(1.36)	—	(1.32)	(0.02)	(0.42)
12/31/2014	$15.79	0.02	(0.38)	—	(0.36)	(0.02)	(0.07)
12/31/2013	$16.18	0.10	(0.40)	—	(0.30)	(0.09)	—
12/31/2012	$13.81	0.08	2.68	0.01	2.77	(0.06)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.03)	$17.54	22.97%	1.31% (d)	1.28% (d)	0.41% (d)	25%	$470,868
(0.02)	$14.29	5.13%	1.29% (e)	1.27% (e)	0.25%	74%	$408,360
(0.44)	$13.61	(8.83%)	1.28%	1.25%	0.40%	77%	$974,542
(0.10)	$15.36	(2.27%)	1.27%	1.25%	0.26%	83%	$751,812
(0.11)	$15.81	(1.59%)	1.30%	1.25%	0.75%	83%	$676,275
(0.42)	$16.18	20.67% (f)	1.29% (e)	1.27% (e)	0.69%	150%	$592,820

(0.00) (g)	$17.41	22.89%	1.56% (d)	1.53% (d)	0.24% (d)	25%	$33,601
(0.01)	$14.17	4.81%	1.54% (e)	1.52% (e)	0.14%	74%	$21,331
(0.43)	$13.53	(9.06%)	1.53%	1.50%	0.17%	77%	$18,561
(0.08)	$15.30	(2.40%)	1.52%	1.50%	(0.01%)	83%	$18,142
(0.08)	$15.75	(1.87%)	1.55%	1.50%	0.48%	83%	$14,758
(0.39)	$16.14	20.36% (f)	1.54% (e)	1.52% (e)	0.42%	150%	$8,806

(0.02)	$17.49	22.95%	1.43% (d)	1.41% (d)	0.28% (d)	25%	$214,886
(0.01)	$14.24	4.97%	1.42% (e)	1.40% (e)	0.26%	74%	$183,897
(0.44)	$13.58	(8.94%)	1.40%	1.38%	0.28%	77%	$207,067
(0.09)	$15.34	(2.33%)	1.40%	1.38%	0.15%	83%	$263,988
(0.09)	$15.79	(1.80%)	1.42%	1.38%	0.66%	83%	$318,715
(0.40)	$16.18	20.59% (f)	1.42% (e)	1.40% (e)	0.56%	150%	$371,291
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.18% to 0.95% as the Fund’s net assets increase. Effective July 1, 2017, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 1.16% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through April 30, 2018	Prior to July 1, 2017
Class 1	1.24%	1.28%
Class 2	1.49	1.53
Class 3	1.365	1.405
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
565,301,000	168,092,000	(15,179,000)	152,913,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
69,366,731	14,168,132	83,534,863
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $164,248,743 and $211,849,447, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
| Semiannual Report 2017	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved, other than reductions to the management fee schedule. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Trustees also noted management’s proposal at the June Meeting to reduce the Fund’s management fee schedule and the economic savings for shareholders as a result of the reduction. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	| Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
| Semiannual Report 2017	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2001 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Mid Cap Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) seeks to provide shareholders with growth of capital.
Portfolio management
George Myers, CFA
Lead manager
Managed Fund since 2011
Brian Neigut
Co-manager
Managed Fund since 2011
William Chamberlain, CFA
Co-manager
Managed Fund since 2013
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	11.83	16.38	12.06	6.48
Class 2 *	05/03/10	11.68	16.06	11.78	6.26
Class 3	05/01/01	11.73	16.20	11.91	6.38
Russell Midcap Growth Index		11.40	17.05	14.19	7.87
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values..
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Lam Research Corp.	2.0
TD Ameritrade Holding Corp.	1.7
Delphi Automotive PLC	1.5
Total System Services, Inc.	1.4
Ross Stores, Inc.	1.3
Fiserv, Inc.	1.3
Edwards Lifesciences Corp.	1.3
Concho Resources, Inc.	1.3
Spirit AeroSystems Holdings, Inc., Class A	1.3
Electronic Arts, Inc.	1.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	95.9
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	19.2
Consumer Staples	3.2
Energy	3.0
Financials	8.0
Health Care	16.0
Industrials	15.4
Information Technology	25.7
Materials	6.4
Real Estate	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,118.30	1,021.19	3.96	3.78	0.75
Class 2	1,000.00	1,000.00	1,116.80	1,019.95	5.28	5.04	1.00
Class 3	1,000.00	1,000.00	1,117.30	1,020.59	4.59	4.38	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 18.4%
Auto Components 1.4%
Delphi Automotive PLC	73,557	6,447,271
Automobiles 0.8%
Thor Industries, Inc.	33,918	3,545,109
Diversified Consumer Services 0.6%
Service Corp. International	87,310	2,920,520
Hotels, Restaurants & Leisure 4.2%
Aramark	82,913	3,397,775
Domino’s Pizza, Inc.	12,666	2,679,239
Extended Stay America, Inc.	125,458	2,428,867
Hilton Worldwide Holdings, Inc.	38,061	2,354,073
Six Flags Entertainment Corp.	55,339	3,298,758
Vail Resorts, Inc.	13,956	2,830,695
Yum China Holdings, Inc.(a)	56,268	2,218,647
Total		19,208,054
Household Durables 2.1%
D.R. Horton, Inc.	139,278	4,814,841
Mohawk Industries, Inc.(a)	20,076	4,852,168
Total		9,667,009
Internet & Direct Marketing Retail 1.4%
Expedia, Inc.	30,372	4,523,909
Liberty Interactive Corp., Class A(a)	75,457	1,851,715
Total		6,375,624
Media 0.6%
Interpublic Group of Companies, Inc. (The)	105,068	2,584,673
Multiline Retail 1.9%
Dollar General Corp.	69,777	5,030,224
Dollar Tree, Inc.(a)	51,495	3,600,530
Total		8,630,754
Specialty Retail 4.1%
Burlington Stores, Inc.(a)	21,277	1,957,271
Foot Locker, Inc.	98,192	4,838,902
O’Reilly Automotive, Inc.(a)	20,162	4,410,236
Ross Stores, Inc.	101,233	5,844,181
Ulta Beauty, Inc.(a)	5,097	1,464,572
Total		18,515,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	48,007	2,272,651
PVH Corp.	30,169	3,454,351
Total		5,727,002
Total Consumer Discretionary		83,621,178
Consumer Staples 3.1%
Food & Staples Retailing 0.6%
SYSCO Corp.	54,017	2,718,676
Food Products 1.8%
Blue Buffalo Pet Products, Inc.(a)	96,233	2,195,075
Hershey Co. (The)	28,200	3,027,834
Lamb Weston Holdings, Inc.	71,229	3,136,925
Total		8,359,834
Household Products 0.7%
Energizer Holdings, Inc.	65,212	3,131,480
Total Consumer Staples		14,209,990
Energy 2.9%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	110,573	2,232,469
Oil, Gas & Consumable Fuels 2.4%
Concho Resources, Inc.(a)	46,936	5,704,132
ONEOK, Inc.	63,002	3,286,185
Range Resources Corp.	76,843	1,780,452
Total		10,770,769
Total Energy		13,003,238
Financials 7.7%
Banks 2.8%
Citizens Financial Group, Inc.	44,478	1,586,975
East West Bancorp, Inc.	56,900	3,333,202
First Republic Bank	35,794	3,582,979
Signature Bank(a)	28,055	4,026,734
Total		12,529,890

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.3%
MarketAxess Holdings, Inc.	11,904	2,393,894
MSCI, Inc.	12,641	1,301,897
S&P Global, Inc.	26,388	3,852,384
TD Ameritrade Holding Corp.	175,299	7,536,104
Total		15,084,279
Consumer Finance 1.1%
Ally Financial, Inc.	112,256	2,346,150
SLM Corp.(a)	225,577	2,594,136
Total		4,940,286
Insurance 0.5%
Progressive Corp. (The)	50,886	2,243,564
Total Financials		34,798,019
Health Care 15.4%
Biotechnology 3.3%
ACADIA Pharmaceuticals, Inc.(a)	43,480	1,212,657
Alexion Pharmaceuticals, Inc.(a)	15,761	1,917,641
BioMarin Pharmaceutical, Inc.(a)	42,712	3,879,104
Incyte Corp.(a)	25,518	3,212,972
Intercept Pharmaceuticals, Inc.(a)	11,932	1,444,607
Juno Therapeutics, Inc.(a)	38,462	1,149,629
Loxo Oncology, Inc.(a)	9,479	760,121
TESARO, Inc.(a)	10,123	1,415,803
Total		14,992,534
Health Care Equipment & Supplies 7.0%
ABIOMED, Inc.(a)	12,998	1,862,613
Cooper Companies, Inc. (The)	13,475	3,226,184
Dentsply Sirona, Inc.	31,299	2,029,427
Edwards Lifesciences Corp.(a)	49,192	5,816,462
Hologic, Inc.(a)	103,604	4,701,550
IDEXX Laboratories, Inc.(a)	26,989	4,356,564
Teleflex, Inc.	17,905	3,719,943
West Pharmaceutical Services, Inc.	28,186	2,664,141
Zimmer Biomet Holdings, Inc.	24,782	3,182,009
Total		31,558,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	36,649	3,464,430
Henry Schein, Inc.(a)	26,134	4,783,044
Humana, Inc.	10,677	2,569,100
Total		10,816,574
Health Care Technology 0.3%
Veeva Systems Inc., Class A(a)	18,482	1,133,132
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	64,462	3,823,241
Illumina, Inc.(a)	14,919	2,588,745
Mettler-Toledo International, Inc.(a)	4,830	2,842,648
Total		9,254,634
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	12,468	1,938,774
Total Health Care		69,694,541
Industrials 14.8%
Aerospace & Defense 2.5%
L-3 Communications Corp.	14,050	2,347,474
Spirit AeroSystems Holdings, Inc., Class A	95,728	5,546,480
Textron, Inc.	78,429	3,694,006
Total		11,587,960
Airlines 1.0%
Alaska Air Group, Inc.	48,297	4,335,139
Building Products 0.9%
AO Smith Corp.	69,810	3,932,397
Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	72,068	3,024,694
Electrical Equipment 1.7%
AMETEK, Inc.	62,677	3,796,346
Rockwell Automation, Inc.	24,545	3,975,308
Total		7,771,654
Industrial Conglomerates 0.9%
Roper Technologies, Inc.	18,048	4,178,653
Machinery 4.3%
Fortive Corp.	49,872	3,159,391
IDEX Corp.	29,392	3,321,590
Ingersoll-Rand PLC	31,716	2,898,525

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	18,721	2,274,789
Snap-On, Inc.	31,318	4,948,244
Xylem, Inc.	52,783	2,925,762
Total		19,528,301
Professional Services 2.0%
Equifax, Inc.	32,317	4,441,002
IHS Markit Ltd.(a)	103,814	4,571,969
Total		9,012,971
Trading Companies & Distributors 0.8%
United Rentals, Inc.(a)	33,093	3,729,912
Total Industrials		67,101,681
Information Technology 24.7%
Communications Equipment 0.9%
Palo Alto Networks, Inc.(a)	28,287	3,785,083
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	47,883	3,534,723
Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)	49,658	2,473,465
CoStar Group, Inc.(a)	9,716	2,561,137
GoDaddy, Inc., Class A(a)	77,785	3,299,640
Trivago NV(a)	36,903	873,125
Total		9,207,367
IT Services 8.1%
Booz Allen Hamilton Holdings Corp.	28,855	938,942
DXC Technology Co.	59,026	4,528,475
Fidelity National Information Services, Inc.	60,472	5,164,309
Fiserv, Inc.(a)	47,676	5,832,682
FleetCor Technologies, Inc.(a)	32,753	4,723,310
Gartner, Inc.(a)	20,118	2,484,774
Global Payments, Inc.	45,292	4,090,773
Total System Services, Inc.	103,950	6,055,088
Vantiv, Inc., Class A(a)	46,336	2,934,922
Total		36,753,275
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc.	57,393	4,465,175
Lam Research Corp.	61,293	8,668,669
MACOM Technology Solutions Holdings, Inc.(a)	58,711	3,274,313
Microchip Technology, Inc.	58,222	4,493,574
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(a)	130,967	1,838,777
Skyworks Solutions, Inc.	26,796	2,571,076
Xilinx, Inc.	37,609	2,419,011
Total		27,730,595
Software 6.8%
Autodesk, Inc.(a)	42,395	4,274,264
Citrix Systems, Inc.(a)	40,301	3,207,154
Electronic Arts, Inc.(a)	50,254	5,312,853
Fortinet, Inc.(a)	73,358	2,746,523
Red Hat, Inc.(a)	46,533	4,455,535
ServiceNow, Inc.(a)	40,068	4,247,208
Tableau Software, Inc., Class A(a)	40,766	2,497,733
Ultimate Software Group, Inc. (The)(a)	10,407	2,186,094
Workday, Inc., Class A(a)	20,613	1,999,461
Total		30,926,825
Total Information Technology		111,937,868
Materials 6.2%
Chemicals 2.6%
Air Products & Chemicals, Inc.	15,578	2,228,589
Eastman Chemical Co.	27,932	2,346,009
Sherwin-Williams Co. (The)	7,896	2,771,180
Westlake Chemical Corp.	64,497	4,270,346
Total		11,616,124
Construction Materials 1.1%
Martin Marietta Materials, Inc.	22,047	4,907,221
Containers & Packaging 2.5%
Berry Global Group, Inc.(a)	83,388	4,753,950
International Paper Co.	81,484	4,612,809
WestRock Co.	36,984	2,095,514
Total		11,462,273
Total Materials		27,985,618

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
CyrusOne, Inc.	49,789	2,775,737
Equinix, Inc.	10,737	4,607,891
Equity LifeStyle Properties, Inc.	31,672	2,734,560
SBA Communications Corp(a)	27,109	3,657,004
Total		13,775,192
Total Real Estate		13,775,192
Total Common Stocks (Cost $388,834,367)		436,127,325

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	18,690,204	18,690,204
Total Money Market Funds (Cost $18,688,408)		18,690,204
Total Investments (Cost: $407,522,775)		454,817,529
Other Assets & Liabilities, Net		(1,508,544)
Net Assets		453,308,985

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	14,422,299	95,052,152	(90,784,247)	18,690,204	(1,498)	65,339	18,690,204
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	83,621,178	—	—	—	83,621,178
Consumer Staples	14,209,990	—	—	—	14,209,990
Energy	13,003,238	—	—	—	13,003,238
Financials	34,798,019	—	—	—	34,798,019
Health Care	69,694,541	—	—	—	69,694,541
Industrials	67,101,681	—	—	—	67,101,681
Information Technology	111,937,868	—	—	—	111,937,868
Materials	27,985,618	—	—	—	27,985,618
Real Estate	13,775,192	—	—	—	13,775,192
Total Common Stocks	436,127,325	—	—	—	436,127,325
Money Market Funds	—	—	—	18,690,204	18,690,204
Total Investments	436,127,325	—	—	18,690,204	454,817,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$388,834,367
Affiliated issuers, at cost	18,688,408
Total investments, at cost	407,522,775
Investments, at value
Unaffiliated issuers, at value	436,127,325
Affiliated issuers, at value	18,690,204
Total investments, at value	454,817,529
Receivable for:
Investments sold	15,668,879
Capital shares sold	283
Dividends	219,276
Expense reimbursement due from Investment Manager	67,713
Total assets	470,773,680
Liabilities
Payable for:
Investments purchased	16,569,296
Capital shares purchased	388,798
Management services fees	308,356
Distribution and/or service fees	30,253
Transfer agent fees	22,562
Compensation of board members	93,208
Compensation of chief compliance officer	57
Other expenses	52,165
Total liabilities	17,464,695
Net assets applicable to outstanding capital stock	$453,308,985
Represented by
Trust capital	$453,308,985
Total - representing net assets applicable to outstanding capital stock	$453,308,985
Class 1
Net assets	$177,727,742
Shares outstanding	7,579,706
Net asset value per share	$23.45
Class 2
Net assets	$15,516,400
Shares outstanding	673,186
Net asset value per share	$23.05
Class 3
Net assets	$260,064,843
Shares outstanding	11,190,884
Net asset value per share	$23.24
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,927,200
Dividends — affiliated issuers	65,339
Total income	1,992,539
Expenses:
Management services fees	1,812,301
Distribution and/or service fees
Class 2	18,041
Class 3	161,039
Transfer agent fees
Class 1	50,978
Class 2	4,330
Class 3	77,296
Compensation of board members	14,371
Custodian fees	2,220
Printing and postage fees	38,018
Audit fees	15,279
Legal fees	4,708
Compensation of chief compliance officer	43
Other	6,426
Total expenses	2,205,050
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(369,600)
Total net expenses	1,835,450
Net investment income	157,089
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,561,101
Investments — affiliated issuers	(1,498)
Net realized gain	23,559,603
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	24,890,839
Investments — affiliated issuers	1,796
Net change in unrealized appreciation (depreciation)	24,892,635
Net realized and unrealized gain	48,452,238
Net increase in net assets resulting from operations	$48,609,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$157,089	$780,588
Net realized gain	23,559,603	9,909,111
Net change in unrealized appreciation (depreciation)	24,892,635	(610,846)
Net increase in net assets resulting from operations	48,609,327	10,078,853
Increase (decrease) in net assets from capital stock activity	(13,928,358)	96,548,966
Total increase in net assets	34,680,969	106,627,819
Net assets at beginning of period	418,628,016	312,000,197
Net assets at end of period	$453,308,985	$418,628,016
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	168,538	3,851,145	6,886,330	139,509,693
Redemptions	(148,895)	(3,355,117)	(212,149)	(4,293,550)
Net increase	19,643	496,028	6,674,181	135,216,143
Class 2
Subscriptions	73,218	1,628,895	120,137	2,386,089
Redemptions	(25,434)	(568,978)	(182,851)	(3,570,799)
Net increase (decrease)	47,784	1,059,917	(62,714)	(1,184,710)
Class 3
Subscriptions	10,494	238,532	17,163	344,487
Redemptions	(701,654)	(15,722,835)	(1,885,352)	(37,826,954)
Net decrease	(691,160)	(15,484,303)	(1,868,189)	(37,482,467)
Total net increase (decrease)	(623,733)	(13,928,358)	4,743,278	96,548,966
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
6/30/2017 (c)	$20.97	0.02	2.46	2.48
12/31/2016	$20.50	0.03	0.44	0.47
12/31/2015	$19.41	0.14 (e)	0.95	1.09
12/31/2014	$18.07	(0.02)	1.36	1.34
12/31/2013	$13.78	(0.03)	4.32	4.29
12/31/2012	$12.37	0.06	1.35	1.41
Class 2
6/30/2017 (c)	$20.64	(0.01)	2.42	2.41
12/31/2016	$20.23	0.02	0.39	0.41
12/31/2015	$19.20	0.23 (g)	0.80	1.03
12/31/2014	$17.92	(0.05)	1.33	1.28
12/31/2013	$13.69	(0.06)	4.29	4.23
12/31/2012	$12.32	(0.01)	1.38	1.37
Class 3
6/30/2017 (c)	$20.80	0.00 (h)	2.44	2.44
12/31/2016	$20.36	0.05	0.39	0.44
12/31/2015	$19.30	0.25 (i)	0.81	1.06
12/31/2014	$17.99	(0.03)	1.34	1.31
12/31/2013	$13.73	(0.05)	4.31	4.26
12/31/2012	$12.34	0.00 (h)	1.39	1.39

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.27 per share.
(h)	Rounds to zero.
(i)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.45	11.83%	0.92% (d)	0.75% (d)	0.15% (d)	58%	$177,728
$20.97	2.29%	0.92%	0.76%	0.16%	150%	$158,566
$20.50	5.62%	0.94%	0.84%	0.67%	109%	$18,161
$19.41	7.41%	0.91% (f)	0.88% (f)	(0.09%)	96%	$81,262
$18.07	31.13%	0.90%	0.87%	(0.21%)	115%	$226,579
$13.78	11.40%	0.93%	0.88%	0.44%	134%	$216,944

$23.05	11.68%	1.17% (d)	1.00% (d)	(0.09%) (d)	58%	$15,516
$20.64	2.03%	1.18%	1.01%	0.11%	150%	$12,910
$20.23	5.36%	1.20%	1.05%	1.11%	109%	$13,920
$19.20	7.14%	1.17% (f)	1.13% (f)	(0.30%)	96%	$10,439
$17.92	30.90%	1.15%	1.12%	(0.40%)	115%	$9,455
$13.69	11.12%	1.18%	1.15%	(0.04%)	134%	$921

$23.24	11.73%	1.04% (d)	0.87% (d)	0.03% (d)	58%	$260,065
$20.80	2.16%	1.05%	0.88%	0.24%	150%	$247,151
$20.36	5.49%	1.07%	0.92%	1.24%	109%	$279,919
$19.30	7.28%	1.04% (f)	1.00% (f)	(0.18%)	96%	$286,989
$17.99	31.03%	1.03%	1.00%	(0.34%)	115%	$307,835
$13.73	11.26%	1.05%	1.03%	0.02%	134%	$270,346
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.82% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
18	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.73%	0.76%
Class 2	0.98	1.01
Class 3	0.855	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $247,649,520 and $261,853,817, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 95.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
20	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	21

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
22	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2017	25

Columbia Variable Portfolio – Mid Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6658 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Select Large-Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Large-Cap Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead manager
Managed Fund since 2008
Kari Montanus
Co-manager
Managed Fund since 2014
Richard Taft, CPA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	5.98	23.18	15.72	6.52
Class 2 *	05/03/10	5.88	22.89	15.44	6.30
Class 3	02/04/04	5.94	23.09	15.57	6.42
Russell 1000 Value Index		4.66	15.53	13.94	5.57
S&P 500 Index		9.34	17.90	14.63	7.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
NextEra Energy, Inc.	4.2
Citigroup, Inc.	4.0
Bank of America Corp.	3.9
Humana, Inc.	3.9
JPMorgan Chase & Co.	3.5
QUALCOMM, Inc.	3.4
Unum Group	3.4
Altria Group, Inc.	3.4
Verizon Communications, Inc.	3.3
FMC Corp.	3.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	2.6
Consumer Staples	10.8
Energy	14.1
Financials	26.7
Health Care	10.0
Industrials	9.2
Information Technology	14.0
Materials	3.3
Telecommunication Services	3.3
Utilities	6.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,059.80	1,021.09	3.95	3.88	0.77
Class 2	1,000.00	1,000.00	1,058.80	1,019.85	5.24	5.14	1.02
Class 3	1,000.00	1,000.00	1,059.40	1,020.49	4.57	4.48	0.89
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 2.6%
Specialty Retail 2.6%
Lowe’s Companies, Inc.	422,951	32,791,391
Total Consumer Discretionary		32,791,391
Consumer Staples 10.6%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	105,738	16,910,678
Food Products 3.0%
Tyson Foods, Inc., Class A	594,709	37,246,625
Tobacco 6.3%
Altria Group, Inc.	555,124	41,340,084
Philip Morris International, Inc.	317,214	37,256,785
Total		78,596,869
Total Consumer Staples		132,754,172
Energy 13.9%
Energy Equipment & Services 2.2%
Halliburton Co.	655,575	27,999,608
Oil, Gas & Consumable Fuels 11.7%
Anadarko Petroleum Corp.	627,869	28,467,580
Chevron Corp.	317,214	33,094,937
Marathon Oil Corp.	118,440	1,403,514
Marathon Petroleum Corp.	502,255	26,283,004
Valero Energy Corp.	317,214	21,399,256
Williams Companies, Inc. (The)	1,163,116	35,219,153
Total		145,867,444
Total Energy		173,867,052
Financials 26.2%
Banks 14.4%
Bank of America Corp.	2,009,019	48,738,801
Citigroup, Inc.	740,165	49,502,235
JPMorgan Chase & Co.	475,820	43,489,948
Wells Fargo & Co.	710,558	39,372,019
Total		181,103,003
Capital Markets 3.1%
Morgan Stanley	872,337	38,871,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.7%
American International Group, Inc.	516,287	32,278,263
MetLife, Inc.	634,427	34,855,420
Unum Group	898,772	41,909,738
Total		109,043,421
Total Financials		329,017,761
Health Care 9.8%
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	422,951	25,605,453
Health Care Providers & Services 5.4%
Express Scripts Holding Co.(a)	306,640	19,575,898
Humana, Inc.	200,902	48,341,039
Total		67,916,937
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	528,689	29,458,551
Total Health Care		122,980,941
Industrials 9.1%
Aerospace & Defense 2.1%
United Technologies Corp.	211,476	25,823,334
Industrial Conglomerates 2.8%
Honeywell International, Inc.	264,345	35,234,545
Road & Rail 4.2%
CSX Corp.	634,427	34,614,337
Union Pacific Corp.	169,181	18,425,503
Total		53,039,840
Total Industrials		114,097,719
Information Technology 13.8%
Communications Equipment 1.8%
Juniper Networks, Inc.	796,206	22,198,223
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	1,132,369	34,027,688
IT Services 3.0%
Teradata Corp.(a)	1,268,854	37,418,505

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	887,141	36,647,795
QUALCOMM, Inc.	766,599	42,331,597
Total		78,979,392
Total Information Technology		172,623,808
Materials 3.2%
Chemicals 3.2%
FMC Corp.	555,124	40,551,808
Total Materials		40,551,808
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.3%
Verizon Communications, Inc.	925,206	41,319,700
Total Telecommunication Services		41,319,700
Utilities 5.9%
Electric Utilities 4.2%
NextEra Energy, Inc.	370,082	51,859,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.7%
AES Corp. (The)	1,956,150	21,732,826
Total Utilities		73,592,417
Total Common Stocks (Cost $900,964,892)		1,233,596,769

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	20,782,205	20,782,205
Total Money Market Funds (Cost $20,781,944)		20,782,205
Total Investments (Cost: $921,746,836)		1,254,378,974
Other Assets & Liabilities, Net		(762,240)
Net Assets		1,253,616,734

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	45,941,181	129,694,837	(154,853,813)	20,782,205	(6,095)	196,713	20,782,205
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	32,791,391	—	—	—	32,791,391
Consumer Staples	132,754,172	—	—	—	132,754,172
Energy	173,867,052	—	—	—	173,867,052
Financials	329,017,761	—	—	—	329,017,761
Health Care	122,980,941	—	—	—	122,980,941
Industrials	114,097,719	—	—	—	114,097,719
Information Technology	172,623,808	—	—	—	172,623,808
Materials	40,551,808	—	—	—	40,551,808
Telecommunication Services	41,319,700	—	—	—	41,319,700
Utilities	73,592,417	—	—	—	73,592,417
Total Common Stocks	1,233,596,769	—	—	—	1,233,596,769
Money Market Funds	—	—	—	20,782,205	20,782,205
Total Investments	1,233,596,769	—	—	20,782,205	1,254,378,974
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$900,964,892
Affiliated issuers, at cost	20,781,944
Total investments, at cost	921,746,836
Investments, at value
Unaffiliated issuers, at value	1,233,596,769
Affiliated issuers, at value	20,782,205
Total investments, at value	1,254,378,974
Receivable for:
Investments sold	2,940,963
Capital shares sold	6,219
Dividends	906,124
Expense reimbursement due from Investment Manager	31,774
Prepaid expenses	1
Total assets	1,258,264,055
Liabilities
Payable for:
Investments purchased	3,020,555
Capital shares purchased	768,114
Management services fees	722,041
Distribution and/or service fees	8,541
Transfer agent fees	60,218
Compensation of board members	43,724
Compensation of chief compliance officer	159
Other expenses	23,969
Total liabilities	4,647,321
Net assets applicable to outstanding capital stock	$1,253,616,734
Represented by
Trust capital	$1,253,616,734
Total - representing net assets applicable to outstanding capital stock	$1,253,616,734
Class 1
Net assets	$1,187,636,870
Shares outstanding	54,495,701
Net asset value per share	$21.79
Class 2
Net assets	$17,601,558
Shares outstanding	821,632
Net asset value per share	$21.42
Class 3
Net assets	$48,378,306
Shares outstanding	2,241,029
Net asset value per share	$21.59
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,185,320
Dividends — affiliated issuers	196,713
Total income	13,382,033
Expenses:
Management services fees	4,213,059
Distribution and/or service fees
Class 2	20,294
Class 3	29,687
Transfer agent fees
Class 1	329,880
Class 2	4,870
Class 3	14,249
Compensation of board members	15,316
Custodian fees	7,943
Printing and postage fees	9,683
Audit fees	15,377
Legal fees	7,586
Compensation of chief compliance officer	110
Other	10,754
Total expenses	4,678,808
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(170,522)
Total net expenses	4,508,286
Net investment income	8,873,747
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,698,971
Investments — affiliated issuers	(6,095)
Net realized gain	11,692,876
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	45,955,242
Investments — affiliated issuers	370
Net change in unrealized appreciation (depreciation)	45,955,612
Net realized and unrealized gain	57,648,488
Net increase in net assets resulting from operations	$66,522,235
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$8,873,747	$12,426,637
Net realized gain	11,692,876	33,656,137
Net change in unrealized appreciation (depreciation)	45,955,612	124,121,082
Net increase in net assets resulting from operations	66,522,235	170,203,856
Increase in net assets from capital stock activity	79,422,924	98,322,196
Total increase in net assets	145,945,159	268,526,052
Net assets at beginning of period	1,107,671,575	839,145,523
Net assets at end of period	$1,253,616,734	$1,107,671,575
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,583,110	120,730,853	14,231,327	261,835,590
Redemptions	(2,003,762)	(42,743,272)	(8,814,792)	(155,127,389)
Net increase	3,579,348	77,987,581	5,416,535	106,708,201
Class 2
Subscriptions	93,885	1,978,157	203,968	3,583,698
Redemptions	(14,846)	(313,643)	(166,053)	(2,894,445)
Net increase	79,039	1,664,514	37,915	689,253
Class 3
Subscriptions	114,711	2,435,893	95,362	1,792,983
Redemptions	(125,659)	(2,665,064)	(624,171)	(10,868,241)
Net decrease	(10,948)	(229,171)	(528,809)	(9,075,258)
Total net increase	3,647,439	79,422,924	4,925,641	98,322,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$20.56	0.16	1.07	1.23
12/31/2016	$17.14	0.26	3.16	3.42
12/31/2015	$18.02	0.27	(1.15)	(0.88)
12/31/2014	$16.17	0.21	1.64	1.85
12/31/2013	$11.71	0.19	4.27	4.46
12/31/2012	$9.88	0.21	1.62	1.83
Class 2
6/30/2017 (c)	$20.23	0.14	1.05	1.19
12/31/2016	$16.91	0.22	3.10	3.32
12/31/2015	$17.83	0.23	(1.15)	(0.92)
12/31/2014	$16.03	0.17	1.63	1.80
12/31/2013	$11.64	0.15	4.24	4.39
12/31/2012	$9.85	0.16	1.63	1.79
Class 3
6/30/2017 (c)	$20.38	0.15	1.06	1.21
12/31/2016	$17.01	0.24	3.13	3.37
12/31/2015	$17.91	0.25	(1.15)	(0.90)
12/31/2014	$16.08	0.19	1.64	1.83
12/31/2013	$11.67	0.17	4.24	4.41
12/31/2012	$9.85	0.16	1.66	1.82

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$21.79	5.98%	0.80% (d)	0.77% (d)	1.53% (d)	4%	$1,187,637
$20.56	19.95%	0.82%	0.77%	1.49%	26%	$1,046,757
$17.14	(4.88%)	0.81%	0.76%	1.54%	13%	$779,920
$18.02	11.44%	0.81%	0.76%	1.26%	7%	$1,000,413
$16.17	38.09%	0.83%	0.77%	1.34%	15%	$738,487
$11.71	18.52%	0.84% (e)	0.80% (e)	1.91%	17%	$569,837

$21.42	5.88%	1.05% (d)	1.02% (d)	1.29% (d)	4%	$17,602
$20.23	19.63%	1.07%	1.02%	1.25%	26%	$15,026
$16.91	(5.16%)	1.06%	1.02%	1.32%	13%	$11,918
$17.83	11.23%	1.07%	1.01%	1.02%	7%	$11,006
$16.03	37.72%	1.08%	1.01%	1.09%	15%	$5,475
$11.64	18.17%	1.15% (e)	1.06% (e)	1.45%	17%	$1,643

$21.59	5.94%	0.92% (d)	0.89% (d)	1.41% (d)	4%	$48,378
$20.38	19.81%	0.95%	0.89%	1.39%	26%	$45,889
$17.01	(5.02%)	0.94%	0.89%	1.42%	13%	$47,307
$17.91	11.38%	0.94%	0.88%	1.13%	7%	$69,726
$16.08	37.79%	0.96%	0.89%	1.21%	15%	$60,335
$11.67	18.48%	1.04% (e)	0.93% (e)	1.47%	17%	$30,991
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.72% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
16	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.76%	0.770%
Class 2	1.01	1.020
Class 3	0.885	0.895
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $157,286,192 and $44,040,540, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
18	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	19

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
20	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	21

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
22	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2017	23

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Columbia Variable Portfolio – Select Large-Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6473 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Manager
Managed Fund since 2004
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	4.58	10.12	6.26	7.23
Class 2 *	05/03/10	4.50	9.91	6.08	7.03
Class 3	06/01/04	4.43	9.92	6.14	7.14
BofAML BB-B US Cash Pay High Yield Constrained Index		4.54	11.15	6.66	7.15
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Bank of America Merrill Lynch (BofAML) BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	89.6
Foreign Government Obligations	0.5
Money Market Funds	8.2
Senior Loans	1.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
BBB rating	2.9
BB rating	42.5
B rating	48.4
CCC rating	5.7
CC rating	0.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.80	1,021.14	3.88	3.83	0.76
Class 2	1,000.00	1,000.00	1,045.00	1,019.90	5.15	5.09	1.01
Class 3	1,000.00	1,000.00	1,044.30	1,020.49	4.54	4.48	0.89
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.(b)	6	249
Ziff Davis Holdings, Inc.(a),(b)	553	6
Total		255
Total Consumer Discretionary		255
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,106	25,349
Total Industrials		25,349
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $308,127)		25,604

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 88.9%

Aerospace & Defense 1.3%
Bombardier, Inc.(e)
12/01/2021	8.750%	786,000	873,777
TransDigm, Inc.
07/15/2022	6.000%	825,000	848,922
05/15/2025	6.500%	728,000	743,586
06/15/2026	6.375%	2,344,000	2,383,089
Total			4,849,374
Automotive 0.2%
Gates Global LLC/Co.(e)
07/15/2022	6.000%	161,000	161,480
IHO Verwaltungs GmbH PIK(e)
09/15/2023	4.500%	200,000	202,899
09/15/2026	4.750%	452,000	456,885
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. Escrow Bond(a),(c)
09/01/2017	8.750%	595,000	0
Total			821,264
Banking 1.0%
Ally Financial, Inc.
11/01/2031	8.000%	2,065,000	2,527,829
Popular, Inc.
07/01/2019	7.000%	1,279,000	1,337,395
Total			3,865,224
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
09/15/2023	4.625%	2,072,000	2,151,451
Virtu Financial(e)
06/15/2022	6.750%	260,000	267,808
Total			2,419,259
Building Materials 1.3%
Allegion PLC
09/15/2023	5.875%	1,087,000	1,168,823
American Builders & Contractors Supply Co., Inc.(e)
04/15/2021	5.625%	725,000	745,465
12/15/2023	5.750%	397,000	419,242
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	592,000	637,508
HD Supply, Inc.(e)
04/15/2024	5.750%	603,000	643,417
US Concrete, Inc.(e)
06/01/2024	6.375%	519,000	546,245
USG Corp.(e)
06/01/2027	4.875%	882,000	906,859
Total			5,067,559
Cable and Satellite 9.6%
Altice US Finance I Corp.(e)
07/15/2023	5.375%	3,279,000	3,417,843
05/15/2026	5.500%	1,684,000	1,769,840
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	1,324,000	1,416,178
05/01/2025	5.375%	913,000	971,763
05/01/2027	5.125%	2,541,000	2,604,883
CSC Holdings LLC(e)
10/15/2025	6.625%	3,854,000	4,241,874
04/15/2027	5.500%	1,154,000	1,217,125
DISH DBS Corp.
11/15/2024	5.875%	1,905,000	2,027,911
07/01/2026	7.750%	2,730,000	3,230,068

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,776,343
Quebecor Media, Inc. Escrow Bond(a),(e)
01/15/2049	9.750%	1,855,000	38,769
Sirius XM Radio, Inc.(e)
07/15/2026	5.375%	1,581,000	1,640,583
Sirius XM Radio, Inc.(e),(f)
08/01/2027	5.000%	1,426,000	1,436,922
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	2,710,000	2,840,085
Videotron Ltd./Ltee(e)
04/15/2027	5.125%	776,000	797,195
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	3,741,000	3,891,564
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	751,000	762,004
Ziggo Secured Finance BV(e)
01/15/2027	5.500%	2,121,000	2,180,049
Total			36,260,999
Chemicals 2.4%
Angus Chemical Co.(e)
02/15/2023	8.750%	944,000	972,421
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	653,000	676,515
Chemours Co. (The)
05/15/2023	6.625%	1,834,000	1,942,177
05/15/2025	7.000%	7,000	7,620
05/15/2027	5.375%	298,000	306,564
INEOS Group Holdings SA(e)
08/01/2024	5.625%	1,072,000	1,107,541
Koppers, Inc.(e)
02/15/2025	6.000%	289,000	307,178
Platform Specialty Products Corp.(e)
05/01/2021	10.375%	580,000	641,500
02/01/2022	6.500%	785,000	811,057
PQ Corp.(e)
11/15/2022	6.750%	1,505,000	1,619,950
SPCM SA(e)
09/15/2025	4.875%	597,000	608,937
Venator Finance SARL/Materials Corp.(e),(f)
07/15/2025	5.750%	178,000	180,097
Total			9,181,557
Construction Machinery 0.9%
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	251,000	263,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	2,198,000	2,338,595
05/15/2027	5.500%	642,000	661,534
Total			3,263,240
Consumer Cyclical Services 2.3%
APX Group, Inc.
12/01/2022	7.875%	4,246,000	4,608,061
Carlson Travel, Inc.(e)
12/15/2023	6.750%	348,000	354,694
IHS Markit Ltd.(e)
11/01/2022	5.000%	899,000	970,903
02/15/2025	4.750%	1,273,000	1,364,451
Interval Acquisition Corp.
04/15/2023	5.625%	1,254,000	1,300,111
Total			8,598,220
Consumer Products 1.9%
American Greetings Corp.(e)
02/15/2025	7.875%	122,000	131,813
Prestige Brands, Inc.(e)
03/01/2024	6.375%	1,206,000	1,286,161
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,505,542
12/15/2026	5.250%	184,000	192,052
Spectrum Brands, Inc.
07/15/2025	5.750%	1,269,000	1,360,942
Springs Industries, Inc.
06/01/2021	6.250%	1,434,000	1,481,620
Tempur Sealy International, Inc.
06/15/2026	5.500%	922,000	937,166
Valvoline, Inc.(e)
07/15/2024	5.500%	128,000	136,122
Total			7,031,418
Diversified Manufacturing 0.9%
Entegris, Inc.(e)
04/01/2022	6.000%	1,288,000	1,347,414
SPX FLOW, Inc.(e)
08/15/2024	5.625%	230,000	238,745
08/15/2026	5.875%	852,000	883,008
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	522,737
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	409,000	459,499
Total			3,451,403

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.3%
Calpine Corp.
01/15/2025	5.750%	1,420,000	1,335,530
Dynegy, Inc.
11/01/2024	7.625%	815,000	790,550
NRG Energy, Inc.
05/01/2024	6.250%	400,000	405,187
01/15/2027	6.625%	1,161,000	1,163,465
NRG Yield Operating LLC
08/15/2024	5.375%	3,178,000	3,332,575
09/15/2026	5.000%	606,000	615,211
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	963,000	1,012,649
Total			8,655,167
Finance Companies 2.5%
Aircastle Ltd.
02/15/2022	5.500%	775,000	839,932
04/01/2023	5.000%	454,000	485,884
iStar, Inc.
04/01/2022	6.000%	672,000	687,392
Navient Corp.
06/15/2022	6.500%	469,000	497,590
10/25/2024	5.875%	2,003,000	2,031,871
OneMain Financial Holdings LLC(e)
12/15/2021	7.250%	2,058,000	2,168,008
Park Aerospace Holdings Ltd.(e)
08/15/2022	5.250%	386,000	404,058
02/15/2024	5.500%	386,000	403,378
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	607,000	622,180
Quicken Loans, Inc.(e)
05/01/2025	5.750%	761,000	787,038
Springleaf Finance Corp.
05/15/2022	6.125%	357,000	376,680
Total			9,304,011
Food and Beverage 1.3%
B&G Foods, Inc.
04/01/2025	5.250%	528,000	538,704
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	727,000	749,399
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	352,000	361,827
11/01/2026	4.875%	587,000	607,843
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	180,000	192,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(e)
03/01/2025	5.500%	368,000	379,776
08/15/2026	5.000%	1,366,000	1,361,884
03/01/2027	5.750%	823,000	848,287
Total			5,040,136
Gaming 4.8%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	882,468
Eldorado Resorts, Inc.(e)
04/01/2025	6.000%	403,000	426,712
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,419,000	1,545,952
International Game Technology PLC(e)
02/15/2025	6.500%	2,688,000	2,964,270
Jack Ohio Finance LLC/1 Corp.(e)
11/15/2021	6.750%	1,083,000	1,131,001
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	386,371
MGM Resorts International
12/15/2021	6.625%	2,434,000	2,729,979
Penn National Gaming, Inc.(e)
01/15/2027	5.625%	255,000	259,300
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	239,000	242,237
Scientific Games International, Inc.(e)
01/01/2022	7.000%	3,979,000	4,237,424
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	950,000	977,911
Tunica-Biloxi Gaming Authority(d),(e)
11/15/2016	0.000%	4,284,000	1,595,790
Wynn Las Vegas LLC/Capital Corp.(e)
05/15/2027	5.250%	577,000	591,507
Total			17,970,922
Health Care 6.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,138,055
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	929,000	949,199
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,011,000	3,114,070
DaVita, Inc.
05/01/2025	5.000%	1,530,000	1,532,217
Envision Healthcare Corp.(e)
12/01/2024	6.250%	817,000	869,863

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care US Finance II, Inc.(e)
10/15/2024	4.750%	2,295,000	2,437,090
HCA, Inc.
05/01/2023	4.750%	2,346,000	2,479,858
04/15/2025	5.250%	3,269,000	3,525,669
06/15/2026	5.250%	1,405,000	1,513,466
02/15/2027	4.500%	55,000	56,476
Hill-Rom Holdings, Inc.(e)
02/15/2025	5.000%	527,000	537,806
MEDNAX, Inc.(e)
12/01/2023	5.250%	926,000	955,151
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	1,550,000	1,652,478
Quintiles IMS, Inc.(e)
05/15/2023	4.875%	1,004,000	1,034,553
10/15/2026	5.000%	416,000	428,875
Teleflex, Inc.
06/01/2026	4.875%	368,000	374,855
Tenet Healthcare Corp.(e)
07/15/2024	4.625%	882,000	875,179
THC Escrow Corp. III(e)
07/15/2024	4.625%	1,103,000	1,105,848
05/01/2025	5.125%	975,000	978,513
Total			25,559,221
Healthcare Insurance 1.4%
Centene Corp.
02/15/2024	6.125%	1,170,000	1,263,735
01/15/2025	4.750%	2,050,000	2,113,142
Molina Healthcare, Inc.(e)
06/15/2025	4.875%	595,000	599,421
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,267,000	1,330,687
Total			5,306,985
Home Construction 1.2%
CalAtlantic Group, Inc.
06/01/2026	5.250%	419,000	434,754
06/15/2027	5.000%	739,000	740,035
Lennar Corp.
04/30/2024	4.500%	1,449,000	1,497,668
Meritage Homes Corp.
04/01/2022	7.000%	491,000	559,101
Meritage Homes Corp.(e)
06/06/2027	5.125%	568,000	568,798
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2023	5.875%	551,000	586,304
Total			4,386,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 7.2%
Callon Petroleum Co.
10/01/2024	6.125%	445,000	450,110
Callon Petroleum Co.(e)
10/01/2024	6.125%	308,000	312,245
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,276,000	1,226,122
CrownRock LP/Finance, Inc.(e)
02/15/2023	7.750%	2,921,000	3,071,765
Diamondback Energy, Inc.(e)
11/01/2024	4.750%	258,000	256,319
05/31/2025	5.375%	1,459,000	1,478,727
Extraction Oil & Gas, Inc./Finance Corp.(e)
07/15/2021	7.875%	1,879,000	1,929,446
Halcon Resources Corp.(e)
02/15/2025	6.750%	460,000	414,614
Laredo Petroleum, Inc.
03/15/2023	6.250%	4,424,000	4,367,935
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	632,000	661,792
01/15/2025	5.375%	1,162,000	1,169,864
08/15/2025	5.250%	1,284,000	1,284,666
PDC Energy, Inc.(e)
09/15/2024	6.125%	1,205,000	1,222,880
RSP Permian, Inc.(e)
01/15/2025	5.250%	2,880,000	2,884,648
SM Energy Co.
06/01/2025	5.625%	268,000	240,462
09/15/2026	6.750%	2,355,000	2,246,286
Whiting Petroleum Corp.
03/15/2021	5.750%	406,000	382,608
04/01/2023	6.250%	638,000	587,012
WPX Energy, Inc.
01/15/2022	6.000%	2,909,000	2,876,728
Total			27,064,229
Leisure 0.5%
AMC Entertainment Holdings, Inc.(e)
05/15/2027	6.125%	363,000	383,877
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(e)
04/15/2027	5.375%	785,000	831,106
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	512,000	519,280
Total			1,734,263

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.9%
Hilton Domestic Operating Co., Inc.(e)
09/01/2024	4.250%	715,000	723,973
Hilton Grand Vacations Borrower LLC/Inc.(e)
12/01/2024	6.125%	373,000	406,341
Playa Resorts Holding BV(e)
08/15/2020	8.000%	2,274,000	2,383,784
Total			3,514,098
Media and Entertainment 4.0%
AMC Networks, Inc.
04/01/2024	5.000%	549,000	562,392
Match Group, Inc.
06/01/2024	6.375%	1,502,000	1,638,236
MDC Partners, Inc.(e)
05/01/2024	6.500%	2,088,000	2,079,120
Netflix, Inc.
02/15/2025	5.875%	2,385,000	2,639,124
Netflix, Inc.(e)
11/15/2026	4.375%	2,462,000	2,464,275
Nielsen Luxembourg SARL(e)
02/01/2025	5.000%	1,653,000	1,702,021
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	2,897,000	3,041,308
Univision Communications, Inc.(e)
02/15/2025	5.125%	1,121,000	1,110,271
Ziff Davis Media, Inc.(a),(c),(d)
12/15/2011	0.000%	68,749	—
Total			15,236,747
Metals and Mining 3.0%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	376,000	408,652
09/30/2026	7.000%	298,000	327,356
Freeport-McMoRan, Inc.
03/01/2022	3.550%	552,000	518,076
03/15/2023	3.875%	499,000	466,393
11/14/2024	4.550%	2,310,000	2,181,076
Grinding Media, Inc./MC Canada, Inc.(e)
12/15/2023	7.375%	577,000	624,816
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	242,000	250,041
01/15/2025	7.625%	716,000	751,730
Novelis Corp.(e)
08/15/2024	6.250%	399,000	418,801
09/30/2026	5.875%	1,796,000	1,851,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(e)
06/01/2024	8.500%	335,000	387,054
Teck Resources Ltd.
07/15/2041	6.250%	3,056,000	3,183,350
Total			11,369,242
Midstream 5.8%
Cheniere Corpus Christi Holdings LLC(e)
06/30/2027	5.125%	988,000	1,014,699
Delek Logistics Partners LP(e)
05/15/2025	6.750%	746,000	753,124
Energy Transfer Equity LP
06/01/2027	5.500%	3,496,000	3,619,751
Hiland Partners Holdings LLC/Finance Corp.(e)
05/15/2022	5.500%	2,877,000	3,000,208
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	180,100
NuStar Logistics LP
04/28/2027	5.625%	798,000	838,711
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	318,000	322,674
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,825,000	1,780,899
Targa Resources Partners LP/Finance Corp.(e)
02/01/2027	5.375%	2,796,000	2,890,977
Tesoro Logistics LP/Finance Corp.
10/15/2022	6.250%	1,227,000	1,305,667
01/15/2025	5.250%	1,931,000	2,032,769
Williams Companies, Inc. (The)
06/24/2024	4.550%	3,838,000	3,936,583
Total			21,676,162
Oil Field Services 0.6%
Precision Drilling Corp.(e)
12/15/2023	7.750%	87,000	87,796
Trinidad Drilling Ltd.(e)
02/15/2025	6.625%	252,000	238,403
Weatherford International Ltd.
06/15/2021	7.750%	633,000	635,378
06/15/2023	8.250%	1,251,000	1,253,329
Total			2,214,906
Other Industry 0.2%
Booz Allen Hamilton, Inc.(e)
05/01/2025	5.125%	130,000	127,468

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	634,000	646,655
Total			774,123
Other REIT 0.2%
CyrusOne LP/Finance Corp.(e)
03/15/2024	5.000%	337,000	347,209
03/15/2027	5.375%	337,000	350,849
Total			698,058
Packaging 2.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
09/15/2022	4.250%	1,244,000	1,276,396
05/15/2024	7.250%	3,573,000	3,910,870
02/15/2025	6.000%	798,000	838,196
Berry Plastics Corp.
07/15/2023	5.125%	1,480,000	1,541,083
Owens-Brockway Glass Container, Inc.(e)
08/15/2025	6.375%	732,000	821,670
Reynolds Group Issuer, Inc./LLC(e)
07/15/2023	5.125%	1,437,000	1,490,653
Total			9,878,868
Pharmaceuticals 2.7%
Endo Finance LLC/Finco, Inc.(e)
10/15/2024	5.875%	844,000	870,781
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	2,618,000	2,757,869
Mallinckrodt International Finance SA/CB LLC(e)
10/15/2023	5.625%	579,000	527,961
Valeant Pharmaceuticals International, Inc.(e)
03/15/2022	6.500%	326,000	341,927
05/15/2023	5.875%	2,365,000	2,027,739
03/15/2024	7.000%	1,480,000	1,561,286
04/15/2025	6.125%	2,280,000	1,933,048
Total			10,020,611
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/2097	0.000%	30,000	55
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/2026	0.000%	645,000	2,132
Total			2,187
Restaurants 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(e)
05/15/2024	4.250%	1,053,000	1,046,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)
06/01/2026	5.250%	1,567,000	1,647,281
06/01/2027	4.750%	139,000	141,734
Total			2,835,323
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,194,000	2,233,321
Group 1 Automotive, Inc.
06/01/2022	5.000%	1,268,000	1,289,339
Group 1 Automotive, Inc.(e)
12/15/2023	5.250%	375,000	375,705
L Brands, Inc.
11/01/2035	6.875%	761,000	736,018
Penske Automotive Group, Inc.
12/01/2024	5.375%	1,010,000	1,016,148
05/15/2026	5.500%	522,000	520,544
PetSmart, Inc.(e)
06/01/2025	5.875%	496,000	478,538
Total			6,649,613
Technology 5.6%
Camelot Finance SA(e)
10/15/2024	7.875%	485,000	521,556
CDK Global, Inc.(e)
06/01/2027	4.875%	417,000	428,465
Equinix, Inc.
04/01/2023	5.375%	1,825,000	1,900,542
01/15/2026	5.875%	913,000	994,318
05/15/2027	5.375%	749,000	800,775
First Data Corp.(e)
01/15/2024	5.750%	5,404,000	5,622,760
Gartner, Inc.(e)
04/01/2025	5.125%	1,146,000	1,202,664
MSCI, Inc.(e)
08/01/2026	4.750%	566,000	581,612
NXP BV/Funding LLC(e)
09/01/2022	3.875%	1,260,000	1,312,029
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,807,580
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	2,881,000	3,010,161
Symantec Corp.(e)
04/15/2025	5.000%	840,000	878,733
VeriSign, Inc.
04/01/2025	5.250%	1,122,000	1,199,171

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.(e),(f)
07/15/2027	4.750%	763,000	771,063
Total			21,031,429
Transportation Services 0.9%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	1,638,000	1,549,066
Hertz Corp. (The)(e)
06/01/2022	7.625%	2,001,000	1,996,264
Total			3,545,330
Wireless 6.2%
SBA Communications Corp.(e)
09/01/2024	4.875%	3,303,000	3,356,773
SFR Group SA(e)
05/15/2022	6.000%	882,000	921,623
05/15/2024	6.250%	414,000	437,964
05/01/2026	7.375%	2,064,000	2,238,414
Sprint Capital Corp.
11/15/2028	6.875%	635,000	705,637
Sprint Communications, Inc.(e)
03/01/2020	7.000%	6,194,000	6,798,980
Sprint Corp.
06/15/2024	7.125%	2,550,000	2,834,702
02/15/2025	7.625%	2,280,000	2,622,821
T-Mobile USA, Inc.
01/15/2026	6.500%	3,159,000	3,485,802
Total			23,402,716
Wirelines 3.2%
CenturyLink, Inc.
04/01/2024	7.500%	2,750,000	3,015,741
Frontier Communications Corp.
07/01/2021	9.250%	1,364,000	1,338,707
09/15/2025	11.000%	2,442,000	2,257,209
Level 3 Communications, Inc.
12/01/2022	5.750%	1,602,000	1,663,836
Telecom Italia Capital SA
09/30/2034	6.000%	60,000	63,488
Telecom Italia SpA(e)
05/30/2024	5.303%	1,067,000	1,149,722
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	2,165,000	2,339,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	380,000	398,149
Total			12,226,483
Total Corporate Bonds & Notes (Cost $323,734,220)			334,907,007

Foreign Government Obligations(g) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(e)
06/01/2024	4.875%	553,000	550,134
05/01/2025	5.000%	794,000	789,034
06/01/2027	5.250%	571,000	568,687
Total			1,907,855
Total Foreign Government Obligations (Cost $1,948,628)			1,907,855

Senior Loans 1.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(h),(i)
2nd Lien Term Loan
11/08/2024	9.179%	1,433,899	1,427,332
Diversified Manufacturing 0.4%
Accudyne Industries Borrower SCA/LLC(h),(i)
Term Loan
12/13/2019	4.226%	1,365,000	1,352,838
Independent Energy 0.2%
Chesapeake Energy Corp.(h),(i)
Tranche A Term Loan
08/23/2021	8.686%	892,617	943,050
Oil Field Services 0.2%
EagleClaw Midstream Ventures(h),(i),(j)
Term Loan
06/06/2024	0.000%	725,499	716,430
Technology 0.5%
Ascend Learning LLC(h),(i),(j)
Tranche B Term Loan
06/28/2024	4.545%	294,000	294,000
Greeneden US Holdings I LLC(h),(i)
Tranche B1 Term Loan
12/01/2023	5.296%	322,380	323,105
Hyland Software, Inc.(h),(i),(j)
Tranche 3 Term Loan
07/01/2022	0.000%	186,626	187,653

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Information Resources, Inc.(h),(i)
1st Lien Term Loan
01/18/2024	5.466%	1,212,960	1,215,992
Total			2,020,750
Total Senior Loans (Cost $6,319,625)			6,460,400

Money Market Funds 8.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(k),(l)	30,483,206	30,483,206
Total Money Market Funds (Cost $30,482,417)		30,483,206
Total Investments (Cost: $362,793,017)		373,784,072
Other Assets & Liabilities, Net		3,003,454
Net Assets		376,787,526
At June 30, 2017, securities and/or cash totaling $645,228 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(109)	USD	(13,682,906)	09/2017	31,576	—
Cleared credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	3.390	USD	10,000,000	33,254	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $38,775, which represents 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $1,597,977, which represents 0.42% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $180,736,560, which represents 47.97% of net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Variable rate security.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	7,308,820	65,348,831	(42,174,445)	30,483,206	(7)	53,515	30,483,206
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	249	—	6	—	255
Industrials	25,349	—	—	—	25,349
Utilities	—	—	0*	—	0*
Total Common Stocks	25,598	—	6	—	25,604
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	334,868,238	38,769	—	334,907,007
Foreign Government Obligations	—	1,907,855	—	—	1,907,855
Senior Loans	—	6,460,400	—	—	6,460,400
Money Market Funds	—	—	—	30,483,206	30,483,206
Total Investments	25,598	343,236,493	38,775	30,483,206	373,784,072
Derivatives
Asset
Futures Contracts	31,576	—	—	—	31,576
Swap Contracts	—	33,254	—	—	33,254
Total	57,174	343,269,747	38,775	30,483,206	373,848,902

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$332,310,600
Affiliated issuers, at cost	30,482,417
Total investments, at cost	362,793,017
Investments, at value
Unaffiliated issuers, at value	343,300,866
Affiliated issuers, at value	30,483,206
Total investments, at value	373,784,072
Cash	18,452
Margin deposits	645,228
Receivable for:
Investments sold	1,298,315
Investments sold on a delayed delivery basis	440,048
Capital shares sold	257,396
Dividends	20,339
Interest	5,209,125
Foreign tax reclaims	20,725
Variation margin for futures contracts	30,656
Variation margin for swap contracts	27,940
Expense reimbursement due from Investment Manager	21
Total assets	381,752,317
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,006,107
Capital shares purchased	476,238
Management services fees	202,953
Distribution and/or service fees	29,662
Transfer agent fees	18,592
Compensation of board members	162,143
Compensation of chief compliance officer	28
Other expenses	69,068
Total liabilities	4,964,791
Net assets applicable to outstanding capital stock	$376,787,526
Represented by
Paid in capital	363,230,513
Undistributed net investment income	8,175,205
Accumulated net realized loss	(5,674,077)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	10,990,266
Investments - affiliated issuers	789
Futures contracts	31,576
Swap contracts	33,254
Total - representing net assets applicable to outstanding capital stock	$376,787,526
Class 1
Net assets	$125,282,410
Shares outstanding	16,883,797
Net asset value per share	$7.42
Class 2
Net assets	$35,909,559
Shares outstanding	4,862,075
Net asset value per share	$7.39
Class 3
Net assets	$215,595,557
Shares outstanding	28,886,508
Net asset value per share	$7.46
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$664
Dividends — affiliated issuers	53,515
Interest	10,450,184
Total income	10,504,363
Expenses:
Management services fees	1,223,473
Distribution and/or service fees
Class 2	42,867
Class 3	137,899
Transfer agent fees
Class 1	35,593
Class 2	10,288
Class 3	66,189
Compensation of board members	19,282
Custodian fees	7,555
Printing and postage fees	37,769
Audit fees	18,351
Legal fees	4,464
Compensation of chief compliance officer	46
Other	5,647
Total expenses	1,609,423
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(9,092)
Total net expenses	1,600,331
Net investment income	8,904,032
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,833,932
Investments — affiliated issuers	(7)
Futures contracts	(350,500)
Swap contracts	(9,774)
Net realized gain	3,473,651
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,012,825
Investments — affiliated issuers	789
Futures contracts	(57,605)
Swap contracts	33,254
Net change in unrealized appreciation (depreciation)	3,989,263
Net realized and unrealized gain	7,462,914
Net increase in net assets resulting from operations	$16,366,946
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$8,904,032	$22,789,984
Net realized gain (loss)	3,473,651	(9,015,497)
Net change in unrealized appreciation (depreciation)	3,989,263	35,997,449
Net increase in net assets resulting from operations	16,366,946	49,771,936
Distributions to shareholders
Net investment income
Class 1	(7,678,165)	(11,349,529)
Class 2	(2,138,220)	(3,186,045)
Class 3	(12,970,314)	(25,146,490)
Net realized gains
Class 1	—	(4,735,284)
Class 2	—	(1,362,749)
Class 3	—	(10,622,090)
Total distributions to shareholders	(22,786,699)	(56,402,187)
Increase (decrease) in net assets from capital stock activity	13,265,173	(218,368,694)
Total increase (decrease) in net assets	6,845,420	(224,998,945)
Net assets at beginning of period	369,942,106	594,941,051
Net assets at end of period	$376,787,526	$369,942,106
Undistributed net investment income	$8,175,205	$22,057,872
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,478,649	11,421,383	1,214,247	9,392,397
Distributions reinvested	1,034,793	7,678,165	2,246,482	16,084,813
Redemptions	(506,928)	(3,907,466)	(29,344,584)	(248,224,577)
Net increase (decrease)	2,006,514	15,192,082	(25,883,855)	(222,747,367)
Class 2
Subscriptions	392,378	3,023,581	795,248	6,171,253
Distributions reinvested	289,732	2,138,220	637,980	4,548,794
Redemptions	(218,982)	(1,680,221)	(10,938,431)	(91,703,543)
Net increase (decrease)	463,128	3,481,580	(9,505,203)	(80,983,496)
Class 3
Subscriptions	155,131	1,205,227	10,116,762	85,911,859
Distributions reinvested	1,738,648	12,970,314	4,967,858	35,768,580
Redemptions	(2,515,434)	(19,584,030)	(4,676,321)	(36,318,270)
Net increase (decrease)	(621,655)	(5,408,489)	10,408,299	85,362,169
Total net increase (decrease)	1,847,987	13,265,173	(24,980,759)	(218,368,694)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class 1
6/30/2017 (c)	$7.56	0.19	0.16	0.35	(0.49)	—	—
12/31/2016	$8.07	0.40	0.41	0.81	(0.93)	(0.39)	—
12/31/2015	$9.06	0.43	(0.49)	(0.06)	(0.85)	(0.08)	—
12/31/2014	$8.71	0.45	(0.10)	0.35	—	—	—
12/31/2013	$10.51	0.52	(0.06)	0.46	(1.38)	(0.59)	(0.29)
12/31/2012	$10.02	0.64	0.78	1.42	(0.71)	(0.22)	—
Class 2
6/30/2017 (c)	$7.52	0.18	0.16	0.34	(0.47)	—	—
12/31/2016	$8.02	0.38	0.42	0.80	(0.91)	(0.39)	—
12/31/2015	$9.01	0.40	(0.47)	(0.07)	(0.84)	(0.08)	—
12/31/2014	$8.69	0.44	(0.12)	0.32	—	—	—
12/31/2013	$10.46	0.49	(0.04)	0.45	(1.34)	(0.59)	(0.29)
12/31/2012	$9.98	0.60	0.79	1.39	(0.69)	(0.22)	—
Class 3
6/30/2017 (c)	$7.60	0.18	0.16	0.34	(0.48)	—	—
12/31/2016	$8.10	0.38	0.43	0.81	(0.92)	(0.39)	—
12/31/2015	$9.08	0.42	(0.48)	(0.06)	(0.84)	(0.08)	—
12/31/2014	$8.75	0.45	(0.12)	0.33	—	—	—
12/31/2013	$10.53	0.51	(0.06)	0.45	(1.35)	(0.59)	(0.29)
12/31/2012	$10.04	0.62	0.79	1.41	(0.70)	(0.22)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.49)	$7.42	4.58%	0.77% (d)	0.76% (d)	4.86% (d)	25%	$125,282
(1.32)	$7.56	10.93%	0.74%	0.74%	4.99%	48%	$112,544
(0.93)	$8.07	(1.00%)	0.73%	0.72%	4.85%	52%	$328,741
—	$9.06	4.02%	0.71%	0.71%	5.04%	59%	$843,225
(2.26)	$8.71	5.09%	0.72%	0.71%	5.59%	56%	$808,379
(0.93)	$10.51	14.97%	0.71%	0.71%	6.16%	68%	$755,648

(0.47)	$7.39	4.50%	1.02% (d)	1.01% (d)	4.61% (d)	25%	$35,910
(1.30)	$7.52	10.80%	0.98%	0.98%	4.72%	48%	$33,095
(0.92)	$8.02	(1.21%)	0.99%	0.98%	4.62%	52%	$111,563
—	$9.01	3.68%	0.96%	0.90%	4.86%	59%	$128,476
(2.22)	$8.69	5.01%	0.97%	0.78%	5.54%	56%	$139,973
(0.91)	$10.46	14.72%	0.96%	0.96%	5.86%	68%	$9,657

(0.48)	$7.46	4.43%	0.89% (d)	0.89% (d)	4.74% (d)	25%	$215,596
(1.31)	$7.60	10.86%	0.87%	0.87%	4.86%	48%	$224,303
(0.92)	$8.10	(1.02%)	0.86%	0.85%	4.74%	52%	$154,637
—	$9.08	3.77%	0.84%	0.84%	4.92%	59%	$186,448
(2.23)	$8.75	5.02%	0.85%	0.84%	5.45%	56%	$215,401
(0.92)	$10.53	14.80%	0.84%	0.83%	6.01%	68%	$262,909
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	33,254*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	31,576*
Total		64,830

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(9,774)	(9,774)
Interest rate risk	(350,500)	—	(350,500)
Total	(350,500)	(9,774)	(360,274)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	33,254	33,254
Interest rate risk	(57,605)	—	(57,605)
Total	(57,605)	33,254	(24,351)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	18,176,641
Credit default swap contracts — sell protection	5,000,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	27,940
Total financial and derivative net assets	27,940
Total collateral received (pledged) (b)	-
Net amount (c)	27,940

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.66% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.76%
Class 2	1.01
Class 3	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
362,793,000	15,824,000	(4,833,000)	10,991,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	2,925,994	6,030,429	8,956,423
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $89,410,932 and $112,809,034, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 91.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	33

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017	35

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
36	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6545 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2010
Peter Albanese
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio - Core Equity Fund	09/10/04	9.27	17.83	14.58	6.77
S&P 500 Index		9.34	17.90	14.63	7.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Microsoft Corp.	3.9
JPMorgan Chase & Co.	3.2
Facebook, Inc., Class A	3.2
Bank of America Corp.	2.8
Apple, Inc.	2.8
Pfizer, Inc.	2.6
Merck & Co., Inc.	2.5
Boeing Co. (The)	2.4
AT&T, Inc.	2.4
Cisco Systems, Inc.	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	12.0
Consumer Staples	9.5
Energy	6.1
Financials	14.2
Health Care	14.8
Industrials	9.9
Information Technology	22.5
Materials	2.6
Real Estate	2.7
Telecommunication Services	2.4
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2017 — June 30, 2017
Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,092.70	1,022.94	2.09	2.02	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Diversified Consumer Services 0.2%
H&R Block, Inc.	10,900	336,919
Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	41,800	3,780,392
Hilton Worldwide Holdings, Inc.	6,100	377,285
Total		4,157,677
Household Durables 0.2%
Newell Brands, Inc.	7,200	386,064
Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.(a)	1,000	968,000
Leisure Products 0.5%
Hasbro, Inc.	9,300	1,037,043
Media 2.8%
Comcast Corp., Class A	101,210	3,939,093
News Corp., Class A	106,200	1,454,940
Total		5,394,033
Multiline Retail 0.6%
Kohl’s Corp.	32,900	1,272,243
Specialty Retail 5.0%
Best Buy Co., Inc.	64,300	3,686,319
Ross Stores, Inc.	53,300	3,077,009
TJX Companies, Inc. (The)	40,800	2,944,536
Total		9,707,864
Total Consumer Discretionary		23,259,843
Consumer Staples 9.5%
Food & Staples Retailing 3.9%
CVS Health Corp.	10,700	860,922
SYSCO Corp.	52,300	2,632,259
Wal-Mart Stores, Inc.	56,200	4,253,216
Total		7,746,397
Food Products 1.8%
Tyson Foods, Inc., Class A	55,100	3,450,913
Household Products 0.5%
Procter & Gamble Co. (The)	10,200	888,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.3%
Altria Group, Inc.	53,015	3,948,027
Philip Morris International, Inc.	21,400	2,513,430
Total		6,461,457
Total Consumer Staples		18,547,697
Energy 6.0%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	45,500	2,480,205
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.(b)	17,445	1,820,037
ConocoPhillips	69,145	3,039,614
Exxon Mobil Corp.	2,005	161,864
HollyFrontier Corp.	16,200	445,014
Marathon Petroleum Corp.	3,600	188,388
Valero Energy Corp.	54,735	3,692,423
Total		9,347,340
Total Energy		11,827,545
Financials 14.1%
Banks 6.4%
Bank of America Corp.	226,500	5,494,890
Fifth Third Bancorp	33,800	877,448
JPMorgan Chase & Co.	68,300	6,242,620
Total		12,614,958
Capital Markets 3.4%
CME Group, Inc.	1,500	187,860
Franklin Resources, Inc.	10,900	488,211
Morgan Stanley	40,400	1,800,224
S&P Global, Inc.	26,900	3,927,131
T. Rowe Price Group, Inc.	2,400	178,104
Total		6,581,530
Consumer Finance 0.3%
Navient Corp.	34,335	571,678
Insurance 4.0%
Allstate Corp. (The)	22,700	2,007,588
Marsh & McLennan Companies, Inc.	31,200	2,432,352
Prudential Financial, Inc.	31,200	3,373,968
Total		7,813,908
Total Financials		27,582,074

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.7%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	7,850	955,109
Biogen, Inc.(a)	4,375	1,187,200
BioMarin Pharmaceutical, Inc.(a)	5,250	476,805
Celgene Corp.(a)	13,300	1,727,271
TESARO, Inc.(a)	2,900	405,594
Vertex Pharmaceuticals, Inc.(a)	9,710	1,251,328
Total		6,003,307
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	64,900	3,929,046
Becton Dickinson and Co.	1,000	195,110
Total		4,124,156
Health Care Providers & Services 2.5%
Centene Corp.(a)	23,000	1,837,240
Express Scripts Holding Co.(a)	25,100	1,602,384
McKesson Corp.	9,200	1,513,768
Total		4,953,392
Pharmaceuticals 7.0%
Johnson & Johnson	22,900	3,029,441
Mallinckrodt PLC(a)	18,200	815,542
Merck & Co., Inc.	75,000	4,806,750
Pfizer, Inc.	151,320	5,082,839
Total		13,734,572
Total Health Care		28,815,427
Industrials 9.9%
Aerospace & Defense 3.7%
Boeing Co. (The)	23,700	4,686,675
Lockheed Martin Corp.	9,300	2,581,773
Total		7,268,448
Airlines 1.8%
Southwest Airlines Co.	57,800	3,591,692
Commercial Services & Supplies 0.2%
Waste Management, Inc.	4,900	359,415
Electrical Equipment 0.6%
Rockwell Automation, Inc.	7,300	1,182,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.1%
Honeywell International, Inc.	29,900	3,985,371
Machinery 0.6%
Ingersoll-Rand PLC	12,100	1,105,819
Professional Services 0.5%
Nielsen Holdings PLC	27,000	1,043,820
Road & Rail 0.1%
Union Pacific Corp.	2,100	228,711
Trading Companies & Distributors 0.3%
WW Grainger, Inc.	3,100	559,643
Total Industrials		19,325,227
Information Technology 22.4%
Communications Equipment 2.9%
Cisco Systems, Inc.	142,215	4,451,329
F5 Networks, Inc.(a)	9,500	1,207,070
Total		5,658,399
Internet Software & Services 5.9%
Alphabet, Inc., Class A(a)	2,315	2,152,209
Facebook, Inc., Class A(a)	40,600	6,129,788
VeriSign, Inc.(a)	35,805	3,328,433
Total		11,610,430
IT Services 1.9%
MasterCard, Inc., Class A	30,650	3,722,443
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	4,600	190,026
Broadcom Ltd.	15,700	3,658,885
Intel Corp.	26,700	900,858
Total		4,749,769
Software 6.3%
Adobe Systems, Inc.(a)	12,300	1,739,712
Electronic Arts, Inc.(a)	28,700	3,034,164
Microsoft Corp.	109,130	7,522,331
Total		12,296,207

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	37,270	5,367,625
HP, Inc.	26,400	461,472
Total		5,829,097
Total Information Technology		43,866,345
Materials 2.5%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	41,500	3,502,185
Containers & Packaging 0.3%
International Paper Co.	12,400	701,964
Metals & Mining 0.4%
Newmont Mining Corp.	24,500	793,555
Total Materials		4,997,704
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	28,500	3,771,120
Host Hotels & Resorts, Inc.	56,500	1,032,255
SL Green Realty Corp.	4,200	444,360
Total		5,247,735
Total Real Estate		5,247,735
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	121,700	4,591,741
Total Telecommunication Services		4,591,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.3%
Electric Utilities 1.6%
Entergy Corp.	41,200	3,162,924
Multi-Utilities 1.7%
Ameren Corp.	15,800	863,786
CenterPoint Energy, Inc.	89,400	2,447,772
Total		3,311,558
Total Utilities		6,474,482
Total Common Stocks (Cost $163,865,307)		194,535,820

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	1,617,176	1,617,176
Total Money Market Funds (Cost $1,617,161)		1,617,176
Total Investments (Cost: $165,482,468)		196,152,996
Other Assets & Liabilities, Net		(215,351)
Net Assets		195,937,645

At June 30, 2017, securities and/or cash totaling $125,196 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	15	USD	1,815,675	09/2017	—	(4,162)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	1,038,248	10,254,304	(9,675,376)	1,617,176	(134)	5,949	1,617,176
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,259,843	—	—	—	23,259,843
Consumer Staples	18,547,697	—	—	—	18,547,697
Energy	11,827,545	—	—	—	11,827,545
Financials	27,582,074	—	—	—	27,582,074
Health Care	28,815,427	—	—	—	28,815,427
Industrials	19,325,227	—	—	—	19,325,227
Information Technology	43,866,345	—	—	—	43,866,345
Materials	4,997,704	—	—	—	4,997,704
Real Estate	5,247,735	—	—	—	5,247,735
Telecommunication Services	4,591,741	—	—	—	4,591,741
Utilities	6,474,482	—	—	—	6,474,482
Total Common Stocks	194,535,820	—	—	—	194,535,820
Money Market Funds	—	—	—	1,617,176	1,617,176
Total Investments	194,535,820	—	—	1,617,176	196,152,996
Derivatives
Liability
Futures Contracts	(4,162)	—	—	—	(4,162)
Total	194,531,658	—	—	1,617,176	196,148,834
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$163,865,307
Affiliated issuers, at cost	1,617,161
Total investments, at cost	165,482,468
Investments, at value
Unaffiliated issuers, at value	194,535,820
Affiliated issuers, at value	1,617,176
Total investments, at value	196,152,996
Receivable for:
Dividends	197,506
Foreign tax reclaims	968
Variation margin for futures contracts	1,633
Expense reimbursement due from Investment Manager	16,440
Total assets	196,369,543
Liabilities
Due to custodian	968
Payable for:
Capital shares purchased	304,637
Management services fees	64,884
Compensation of board members	32,570
Compensation of chief compliance officer	22
Other expenses	28,817
Total liabilities	431,898
Net assets applicable to outstanding capital stock	$195,937,645
Represented by
Trust capital	$195,937,645
Total - representing net assets applicable to outstanding capital stock	$195,937,645
Shares outstanding	10,938,305
Net asset value per share	17.91
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,196,803
Dividends — affiliated issuers	5,949
Total income	2,202,752
Expenses:
Management services fees	389,362
Compensation of board members	8,493
Custodian fees	11,854
Printing and postage fees	13,553
Audit fees	13,522
Legal fees	3,807
Compensation of chief compliance officer	21
Other	4,132
Total expenses	444,744
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,313)
Total net expenses	389,431
Net investment income	1,813,321
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,703,474
Investments — affiliated issuers	(134)
Futures contracts	139,479
Net realized gain	8,842,819
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,680,647
Investments — affiliated issuers	42
Futures contracts	2,525
Net change in unrealized appreciation (depreciation)	6,683,214
Net realized and unrealized gain	15,526,033
Net increase in net assets resulting from operations	$17,339,354
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$1,813,321	$3,820,825
Net realized gain	8,842,819	8,113,878
Net change in unrealized appreciation (depreciation)	6,683,214	3,174,177
Net increase in net assets resulting from operations	17,339,354	15,108,880
Decrease in net assets from capital stock activity	(12,414,682)	(23,762,967)
Total increase (decrease) in net assets	4,924,672	(8,654,087)
Net assets at beginning of period	191,012,973	199,667,060
Net assets at end of period	$195,937,645	$191,012,973
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	7,451	124,465	107,551	1,636,790
Redemptions	(725,745)	(12,539,147)	(1,655,850)	(25,399,757)
Total net decrease	(718,294)	(12,414,682)	(1,548,299)	(23,762,967)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$16.39	$15.12	$14.90	$12.87	$9.57	$8.19
Income from investment operations:
Net investment income	0.16	0.31	0.29	0.24	0.21	0.18
Net realized and unrealized gain (loss)	1.36	0.96	(0.07)	1.79	3.09	1.20
Total from investment operations	1.52	1.27	0.22	2.03	3.30	1.38
Net asset value, end of period	$17.91	$16.39	$15.12	$14.90	$12.87	$9.57
Total return	9.27%	8.40%	1.48%	15.77%	34.48%	16.85%
Ratios to average net assets
Total gross expenses(a)	0.46% (b)	0.45%	0.44%	0.45%	0.44%	0.46%
Total net expenses(a),(c)	0.40% (b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.86% (b)	2.01%	1.89%	1.77%	1.84%	1.98%
Supplemental data
Portfolio turnover	34%	76%	78%	75%	68%	79%
Net assets, end of period (in thousands)	$195,938	$191,013	$199,667	$221,714	$213,918	$180,866

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	4,162*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	139,479

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,525
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,028,458

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The Fund did not pay an annual fee to the Transfer Agent.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $66,365,043 and $77,337,406, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	21

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed certain periods of underperformance, but noted that longer term performance has met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board observed that the Fund is closed to new investors. The Board also considered that the Management Agreement provides for a unified asset-based fee and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2017	25

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6350 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Mid Cap Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Mid Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
David Hoffman
Co-lead portfolio manager
Managed Fund since 2013
Diane Sobin, CFA
Co-lead portfolio manager
Managed Fund since 2013
Jonas Patrikson, CFA
Co-portfolio manager
Managed Fund since 2014
Nicolas Janvier, CFA
Co-portfolio manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	5.45	15.11	14.35	5.74
Class 2 *	05/03/10	5.27	14.75	14.10	5.53
Class 3	05/02/05	5.33	14.94	14.23	5.65
Russell Midcap Value Index		5.18	15.93	15.14	7.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
iShares Russell Mid-Cap Value ETF	4.1
Fifth Third Bancorp	2.5
Hartford Financial Services Group, Inc. (The)	2.3
Edison International	2.2
M&T Bank Corp.	2.1
Lincoln National Corp.	2.0
Pinnacle West Capital Corp.	1.9
Zimmer Biomet Holdings, Inc.	1.8
SunTrust Banks, Inc.	1.8
E*TRADE Financial Corp.	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	91.5
Convertible Preferred Stocks	0.7
Exchange-Traded Funds	3.9
Money Market Funds	3.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.2
Consumer Staples	4.0
Energy	9.7
Financials	20.2
Health Care	5.6
Industrials	12.6
Information Technology	8.8
Materials	5.8
Real Estate	12.5
Utilities	9.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,054.50	1,020.54	4.51	4.43	0.88
Class 2	1,000.00	1,000.00	1,052.70	1,019.30	5.78	5.69	1.13
Class 3	1,000.00	1,000.00	1,053.30	1,019.90	5.17	5.09	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 90.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 0.8%
Gentex Corp.	124,550	2,362,713
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co.(a)	157,141	1,932,834
Hotels, Restaurants & Leisure 4.1%
Aramark	104,600	4,286,508
Extended Stay America, Inc.	152,556	2,953,484
Jack in the Box, Inc.	9,919	977,021
Royal Caribbean Cruises Ltd.	33,385	3,646,644
Total		11,863,657
Household Durables 1.5%
D.R. Horton, Inc.	128,105	4,428,590
Internet & Direct Marketing Retail 0.8%
Liberty Interactive Corp., Class A(a)	89,400	2,193,876
Media 0.7%
DISH Network Corp., Class A(a)	31,700	1,989,492
Specialty Retail 0.8%
Burlington Stores, Inc.(a)	23,550	2,166,365
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	22,280	2,551,060
Total Consumer Discretionary		29,488,587
Consumer Staples 3.7%
Beverages 0.6%
Coca-Cola European Partners PLC	40,825	1,660,353
Food Products 3.1%
Hershey Co. (The)	29,475	3,164,730
JM Smucker Co. (The)	22,757	2,692,836
Lamb Weston Holdings, Inc.	68,425	3,013,437
Total		8,871,003
Total Consumer Staples		10,531,356
Energy 8.1%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	61,125	3,331,924
Patterson-UTI Energy, Inc.	129,390	2,612,384
Weatherford International PLC(a)	205,100	793,737
Total		6,738,045
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.7%
Cimarex Energy Co.	28,750	2,702,788
Marathon Petroleum Corp.	76,850	4,021,560
Newfield Exploration Co.(a)	103,720	2,951,871
Noble Energy, Inc.	149,063	4,218,483
WPX Energy, Inc.(a)	266,120	2,570,719
Total		16,465,421
Total Energy		23,203,466
Financials 18.4%
Banks 7.6%
Comerica, Inc.	40,775	2,986,361
Fifth Third Bancorp	265,235	6,885,501
First Republic Bank	14,800	1,481,480
M&T Bank Corp.	35,091	5,682,987
SunTrust Banks, Inc.	85,550	4,852,396
Total		21,888,725
Capital Markets 3.3%
E*TRADE Financial Corp.(a)	124,150	4,721,424
Northern Trust Corp.	47,650	4,632,057
Total		9,353,481
Consumer Finance 1.0%
Synchrony Financial	100,079	2,984,356
Insurance 6.5%
Allstate Corp. (The)	48,550	4,293,762
Athene Holding Ltd., Class A(a)	24,358	1,208,400
Cincinnati Financial Corp.	20,605	1,492,832
Hartford Financial Services Group, Inc. (The)	121,452	6,384,732
Lincoln National Corp.	79,127	5,347,403
Total		18,727,129
Total Financials		52,953,691
Health Care 5.1%
Health Care Equipment & Supplies 2.7%
Teleflex, Inc.	12,591	2,615,906
Zimmer Biomet Holdings, Inc.	39,169	5,029,300
Total		7,645,206
Health Care Providers & Services 0.8%
Envision Healthcare Corp.(a)	37,500	2,350,125

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.6%
PerkinElmer, Inc.	43,700	2,977,718
Pra Health Sciences, Inc.(a)	23,325	1,749,608
Total		4,727,326
Total Health Care		14,722,657
Industrials 11.5%
Aerospace & Defense 0.8%
L-3 Communications Corp.	13,275	2,217,987
Airlines 2.2%
Southwest Airlines Co.	29,250	1,817,595
United Continental Holdings, Inc.(a)	58,488	4,401,222
Total		6,218,817
Commercial Services & Supplies 1.4%
Republic Services, Inc.	63,075	4,019,770
Construction & Engineering 0.5%
Granite Construction, Inc.	28,325	1,366,398
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	32,075	3,059,955
Machinery 4.8%
Cummins, Inc.	24,400	3,958,168
Dover Corp.	31,050	2,490,831
Ingersoll-Rand PLC	47,265	4,319,549
Xylem, Inc.	54,775	3,036,178
Total		13,804,726
Road & Rail 0.8%
Norfolk Southern Corp.	18,275	2,224,067
Total Industrials		32,911,720
Information Technology 8.0%
Communications Equipment 0.9%
Harris Corp.	23,400	2,552,472
Internet Software & Services 0.5%
Akamai Technologies, Inc.(a)	28,575	1,423,321
IT Services 2.5%
FleetCor Technologies, Inc.(a)	14,025	2,022,545
Leidos Holdings, Inc.	43,100	2,227,839
Total System Services, Inc.	48,200	2,807,650
Total		7,058,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.9%
Micron Technology, Inc.(a)	67,225	2,007,339
NXP Semiconductors NV(a)	18,025	1,972,836
ON Semiconductor Corp.(a)	106,425	1,494,207
Total		5,474,382
Software 0.5%
Nuance Communications, Inc.(a)	88,425	1,539,479
Technology Hardware, Storage & Peripherals 1.7%
Electronics for Imaging, Inc.(a)	50,975	2,415,196
Western Digital Corp.	28,100	2,489,660
Total		4,904,856
Total Information Technology		22,952,544
Materials 5.3%
Chemicals 2.4%
Ashland Global Holdings, Inc.	33,260	2,192,166
PPG Industries, Inc.	19,405	2,133,774
Valvoline, Inc.	33,935	804,938
Westlake Chemical Corp.	25,075	1,660,216
Total		6,791,094
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	52,610	1,518,851
Containers & Packaging 0.9%
Packaging Corp. of America	23,025	2,564,755
Metals & Mining 1.5%
Steel Dynamics, Inc.	122,825	4,398,363
Total Materials		15,273,063
Real Estate 11.4%
Equity Real Estate Investment Trusts (REITS) 11.4%
American Homes 4 Rent, Class A	160,875	3,630,949
Camden Property Trust	35,050	2,997,126
Outfront Media, Inc.	75,101	1,736,335
ProLogis, Inc.	74,025	4,340,826
SBA Communications Corp(a)	24,625	3,321,912
SL Green Realty Corp.	38,575	4,081,235
Taubman Centers, Inc.	39,075	2,326,916
Uniti Group, Inc.	155,895	3,919,200

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VEREIT, Inc.	229,825	1,870,776
Welltower, Inc.	60,300	4,513,455
Total		32,738,730
Total Real Estate		32,738,730
Utilities 8.7%
Electric Utilities 6.4%
Edison International	77,050	6,024,540
Pinnacle West Capital Corp.	61,075	5,201,147
Portland General Electric Co.	90,425	4,131,518
Westar Energy, Inc.	55,300	2,932,006
Total		18,289,211
Multi-Utilities 2.3%
CMS Energy Corp.	83,950	3,882,687
WEC Energy Group, Inc.	47,125	2,892,533
Total		6,775,220
Total Utilities		25,064,431
Total Common Stocks (Cost $225,773,455)		259,840,245

Convertible Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Hess Corp.	8.000%	37,966	2,111,669
Total Energy			2,111,669
Total Convertible Preferred Stocks (Cost $2,312,451)			2,111,669
Exchange-Traded Funds 3.9%
	Shares	Value ($)
iShares Russell Mid-Cap Value ETF	131,537	11,060,946
Total Exchange-Traded Funds (Cost $10,988,804)		11,060,946

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 1.033%(b),(c)	11,070,452	11,070,452
Total Money Market Funds (Cost $11,070,270)		11,070,452
Total Investments (Cost: $250,144,980)		284,083,312
Other Assets & Liabilities, Net		2,936,095
Net Assets		287,019,407

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	10,015,812	33,689,076	(32,634,436)	11,070,452	29	47,496	11,070,452
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	29,488,587	—	—	—	29,488,587
Consumer Staples	10,531,356	—	—	—	10,531,356
Energy	23,203,466	—	—	—	23,203,466
Financials	52,953,691	—	—	—	52,953,691
Health Care	14,722,657	—	—	—	14,722,657
Industrials	32,911,720	—	—	—	32,911,720
Information Technology	22,952,544	—	—	—	22,952,544
Materials	15,273,063	—	—	—	15,273,063
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	32,738,730	—	—	—	32,738,730
Utilities	25,064,431	—	—	—	25,064,431
Total Common Stocks	259,840,245	—	—	—	259,840,245
Convertible Preferred Stocks
Energy	2,111,669	—	—	—	2,111,669
Exchange-Traded Funds	11,060,946	—	—	—	11,060,946
Money Market Funds	—	—	—	11,070,452	11,070,452
Total Investments	273,012,860	—	—	11,070,452	284,083,312
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$239,074,710
Affiliated issuers, at cost	11,070,270
Total investments, at cost	250,144,980
Investments, at value
Unaffiliated issuers, at value	273,012,860
Affiliated issuers, at value	11,070,452
Total investments, at value	284,083,312
Receivable for:
Investments sold	7,450,411
Capital shares sold	65,723
Dividends	516,825
Expense reimbursement due from Investment Manager	17,146
Trustees’ deferred compensation plan	7,165
Total assets	292,140,582
Liabilities
Payable for:
Investments purchased	4,588,048
Capital shares purchased	213,389
Management services fees	193,646
Distribution and/or service fees	14,627
Transfer agent fees	14,169
Compensation of board members	50,681
Compensation of chief compliance officer	41
Other expenses	39,409
Trustees’ deferred compensation plan	7,165
Total liabilities	5,121,175
Net assets applicable to outstanding capital stock	$287,019,407
Represented by
Trust capital	$287,019,407
Total - representing net assets applicable to outstanding capital stock	$287,019,407
Class 1
Net assets	$171,969,674
Shares outstanding	8,152,041
Net asset value per share	$21.10
Class 2
Net assets	$26,760,243
Shares outstanding	1,288,161
Net asset value per share	$20.77
Class 3
Net assets	$88,289,490
Shares outstanding	4,218,193
Net asset value per share	$20.93
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,507,698
Dividends — affiliated issuers	47,496
Total income	2,555,194
Expenses:
Management services fees	1,158,299
Distribution and/or service fees
Class 2	31,165
Class 3	56,729
Transfer agent fees
Class 1	50,043
Class 2	7,479
Class 3	27,229
Compensation of board members	10,445
Custodian fees	7,323
Printing and postage fees	16,128
Audit fees	15,457
Legal fees	4,136
Compensation of chief compliance officer	26
Other	5,211
Total expenses	1,389,670
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,006)
Total net expenses	1,334,664
Net investment income	1,220,530
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,976,328
Investments — affiliated issuers	29
Net realized gain	12,976,357
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	587,027
Investments — affiliated issuers	187
Net change in unrealized appreciation (depreciation)	587,214
Net realized and unrealized gain	13,563,571
Net increase in net assets resulting from operations	$14,784,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$1,220,530	$2,122,255
Net realized gain (loss)	12,976,357	(1,129,590)
Net change in unrealized appreciation (depreciation)	587,214	28,775,894
Net increase in net assets resulting from operations	14,784,101	29,768,559
Increase (decrease) in net assets from capital stock activity	(5,076,859)	120,475,407
Total increase in net assets	9,707,242	150,243,966
Net assets at beginning of period	277,312,165	127,068,199
Net assets at end of period	$287,019,407	$277,312,165
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	190,222	3,957,426	7,716,957	140,228,159
Redemptions	(172,851)	(3,557,984)	(301,742)	(5,528,194)
Net increase	17,371	399,442	7,415,215	134,699,965
Class 2
Subscriptions	189,058	3,845,725	250,756	4,585,086
Redemptions	(35,047)	(718,805)	(107,948)	(1,928,664)
Net increase	154,011	3,126,920	142,808	2,656,422
Class 3
Subscriptions	17,606	362,211	51,868	955,889
Redemptions	(436,674)	(8,965,432)	(996,363)	(17,836,869)
Net decrease	(419,068)	(8,603,221)	(944,495)	(16,880,980)
Total net increase (decrease)	(247,686)	(5,076,859)	6,613,528	120,475,407
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$20.01	0.10	0.99	1.09
12/31/2016	$17.53	0.23	2.25	2.48
12/31/2015	$18.45	0.07	(0.99)	(0.92)
12/31/2014	$16.42	0.10	1.93	2.03
12/31/2013	$11.91	0.10	4.41	4.51
12/31/2012	$10.04	0.12	1.75	1.87
Class 2
6/30/2017 (c)	$19.73	0.07	0.97	1.04
12/31/2016	$17.33	0.14	2.26	2.40
12/31/2015	$18.26	0.07	(1.00)	(0.93)
12/31/2014	$16.29	0.09	1.88	1.97
12/31/2013	$11.84	0.07	4.38	4.45
12/31/2012	$10.01	0.10	1.73	1.83
Class 3
6/30/2017 (c)	$19.87	0.08	0.98	1.06
12/31/2016	$17.43	0.16	2.28	2.44
12/31/2015	$18.34	0.09	(1.00)	(0.91)
12/31/2014	$16.35	0.09	1.90	1.99
12/31/2013	$11.87	0.08	4.40	4.48
12/31/2012	$10.02	0.11	1.74	1.85

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$21.10	5.45%	0.92% (d)	0.88% (d)	0.93% (d)	25%	$171,970
$20.01	14.15%	0.93%	0.90%	1.25%	57%	$162,796
$17.53	(4.99%)	0.91% (e)	0.90% (e)	0.38%	43%	$12,613
$18.45	12.36%	0.89%	0.88%	0.60%	46%	$378,231
$16.42	37.87%	0.88% (e)	0.87% (e)	0.68%	58%	$535,980
$11.91	18.63%	0.88%	0.88%	1.08%	53%	$839,959

$20.77	5.27%	1.17% (d)	1.13% (d)	0.70% (d)	25%	$26,760
$19.73	13.85%	1.19%	1.16%	0.79%	57%	$22,379
$17.33	(5.09%)	1.22% (e)	1.17% (e)	0.40%	43%	$17,179
$18.26	12.09%	1.15%	1.14%	0.50%	46%	$14,802
$16.29	37.58%	1.14% (e)	1.12% (e)	0.51%	58%	$8,656
$11.84	18.28%	1.13%	1.13%	0.91%	53%	$1,906

$20.93	5.33%	1.05% (d)	1.01% (d)	0.79% (d)	25%	$88,289
$19.87	14.00%	1.07%	1.03%	0.88%	57%	$92,137
$17.43	(4.96%)	1.09% (e)	1.04% (e)	0.50%	43%	$97,276
$18.34	12.17%	1.02%	1.01%	0.54%	46%	$122,343
$16.35	37.74%	1.01% (e)	1.00% (e)	0.59%	58%	$120,409
$11.87	18.46%	1.00%	1.00%	0.97%	53%	$93,055
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.82% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
18	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.85%	0.90%
Class 2	1.10	1.15
Class 3	0.975	1.025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $67,920,227 and $76,009,523, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
20	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 95.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	21

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
22	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as investment process enhancements) had been taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2017	25

Columbia Variable Portfolio – Mid Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6479 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead manager
Managed Fund since 2006
Rahul Narang
Co-manager
Managed Fund since 2014
Shekhar Pramanick
Co-manager
Managed Fund since 2014
Sanjay Devgan
Technology Team member
Managed Fund since 2014
Jeetil Patel
Technology Team member
Managed Fund since 2015
Christopher Boova
Technology Team member
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	19.16	39.88	19.88	11.32
Class 2	05/01/00	18.99	39.47	19.57	11.03
MSCI World Information Technology Index (Net)		17.71	33.31	16.09	8.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Lam Research Corp. (United States)	8.6
Broadcom Ltd. (Singapore)	7.4
Apple, Inc. (United States)	5.4
Micron Technology, Inc. (United States)	5.0
Western Digital Corp. (United States)	3.7
Qorvo, Inc. (United States)	3.6
Synopsys, Inc. (United States)	3.6
Nuance Communications, Inc. (United States)	3.4
Synaptics, Inc. (United States)	3.2
Maxim Integrated Products, Inc. (United States)	2.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	1.1
Information Technology	98.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
China	0.3
Israel	4.3
Japan	0.9
Singapore	7.3
Sweden	0.3
Taiwan	0.4
United States(a)	86.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at June 30, 2017)
Communications Equipment	3.4
Electronic Equipment, Instruments & Components	1.7
Internet & Direct Marketing Retail	0.3
Internet Software & Services	7.9
IT Services	5.8
Media	0.8
Semiconductors & Semiconductor Equipment	47.8
Software	18.0
Technology Hardware, Storage & Peripherals	12.9
Money Market Funds	1.6
Total	100.2
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,191.60	1,019.95	5.46	5.04	1.00
Class 2	1,000.00	1,000.00	1,189.90	1,018.70	6.82	6.29	1.25
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
China 0.3%
Ctrip.com International Ltd., ADR(a)	4,700	253,142
Israel 4.3%
Check Point Software Technologies Ltd.(a)	7,021	765,851
CyberArk Software Ltd.(a)	7,829	391,059
Mellanox Technologies Ltd.(a)	15,987	692,237
Orbotech Ltd.(a)	30,600	998,172
Tower Semiconductor Ltd.(a)	17,437	415,872
Total		3,263,191
Japan 0.9%
Nintendo Co., Ltd., ADR(a)	8,700	363,660
Renesas Electronics Corp.(a)	31,300	273,666
Total		637,326
Singapore 7.3%
Broadcom Ltd.	23,487	5,473,645
Sweden 0.3%
Telefonaktiebolaget LM Ericsson, ADR	35,500	254,535
Taiwan 0.4%
Catcher Technology Co., Ltd.	21,900	261,014
United States 85.1%
Adobe Systems, Inc.(a)	1,900	268,736
Alphabet, Inc., Class A(a)	1,600	1,487,488
Alphabet, Inc., Class C(a)	1,809	1,643,893
Apple, Inc.	27,700	3,989,354
Applied Materials, Inc.	48,000	1,982,880
Arista Networks, Inc.(a)	6,042	905,031
Arris International PLC(a)	52,320	1,466,006
Cavium, Inc.(a)	22,577	1,402,709
Comcast Corp., Class A	15,300	595,476
CPI Card Group, Inc.	43,141	122,952
Cypress Semiconductor Corp.	2,800	38,220
DXC Technology Co.	9,641	739,657
eBay, Inc.(a)	36,200	1,264,104
Electronics for Imaging, Inc.(a)	22,420	1,062,260
Euronet Worldwide, Inc.(a)	4,035	352,538
Facebook, Inc., Class A(a)	7,300	1,102,154
Fidelity National Information Services, Inc.	3,800	324,520
Fortinet, Inc.(a)	25,400	950,976
Common Stocks (continued)
Issuer	Shares	Value ($)
GoDaddy, Inc., Class A(a)	7,568	321,035
Hewlett Packard Enterprise Co.	32,300	535,857
Inphi Corp.(a)	25,900	888,370
Integrated Device Technology, Inc.(a)	60,000	1,547,400
Keysight Technologies, Inc.(a)	8,200	319,226
Lam Research Corp.	44,842	6,342,004
Lattice Semiconductor Corp.(a)	150,675	1,003,495
Maxim Integrated Products, Inc.	48,339	2,170,421
Microchip Technology, Inc.	17,300	1,335,214
Micron Technology, Inc.(a)	125,200	3,738,472
Microsoft Corp.	9,800	675,514
Nuance Communications, Inc.(a)	144,753	2,520,150
NVIDIA Corp.	1,300	187,928
Okta, Inc.(a)	2,836	64,661
ON Semiconductor Corp.(a)	58,572	822,351
Oracle Corp.	34,300	1,719,802
PayPal Holdings, Inc.(a)	7,200	386,424
Qorvo, Inc.(a)	41,703	2,640,634
Salesforce.com, Inc.(a)	8,505	736,533
Skyworks Solutions, Inc.	4,280	410,666
Splunk, Inc.(a)	4,400	250,316
Synaptics, Inc.(a)	46,460	2,402,447
Synopsys, Inc.(a)	36,182	2,638,753
Tableau Software, Inc., Class A(a)	5,230	320,442
Teradyne, Inc.	71,522	2,147,806
TiVo Corp.	71,800	1,339,070
Travelport Worldwide Ltd.	50,140	689,926
Verint Systems, Inc.(a)	5,700	231,990
Visa, Inc., Class A	20,100	1,884,978
Western Digital Corp.	30,600	2,711,160
Xerox Corp.	34,625	994,776
Zynga, Inc., Class A(a)	79,900	290,836
Total		63,967,611
Total Common Stocks (Cost $60,604,075)		74,110,464

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	1,229,677	1,229,677
Total Money Market Funds (Cost $1,229,554)		1,229,677
Total Investments (Cost $61,833,629)		75,340,141
Other Assets & Liabilities, Net		(135,055)
Net Assets		$75,205,086
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	1,700,679	22,221,846	(22,692,848)	1,229,677	(127)	9,364	1,229,677
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
China	253,142	—	—	—	253,142
Israel	3,263,191	—	—	—	3,263,191
Japan	363,660	273,666	—	—	637,326
Singapore	5,473,645	—	—	—	5,473,645
Sweden	254,535	—	—	—	254,535
Taiwan	—	261,014	—	—	261,014
United States	63,967,611	—	—	—	63,967,611
Total Common Stocks	73,575,784	534,680	—	—	74,110,464
Money Market Funds	—	—	—	1,229,677	1,229,677
Total Investments	73,575,784	534,680	—	1,229,677	75,340,141
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$60,604,075
Affiliated issuers, at cost	1,229,554
Total investments, at cost	61,833,629
Investments, at value
Unaffiliated issuers, at value	74,110,464
Affiliated issuers, at value	1,229,677
Total investments, at value	75,340,141
Receivable for:
Investments sold	135,989
Capital shares sold	6,627
Dividends	33,919
Expense reimbursement due from Investment Manager	3,193
Prepaid expenses	1
Total assets	75,519,870
Liabilities
Due to custodian	64
Payable for:
Investments purchased	169,567
Capital shares purchased	11,720
Management services fees	66,674
Distribution and/or service fees	8,646
Transfer agent fees	3,884
Compensation of board members	24,936
Compensation of chief compliance officer	6
Audit fees	16,090
Other expenses	13,197
Total liabilities	314,784
Net assets applicable to outstanding capital stock	$75,205,086
Represented by
Paid in capital	57,770,059
Excess of distributions over net investment income	(110,771)
Accumulated net realized gain	4,039,286
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	13,506,389
Investments - affiliated issuers	123
Total - representing net assets applicable to outstanding capital stock	$75,205,086
Class 1
Net assets	$35,345,961
Shares outstanding	1,860,161
Net asset value per share	$19.00
Class 2
Net assets	$39,859,125
Shares outstanding	2,260,563
Net asset value per share	$17.63
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$309,644
Dividends — affiliated issuers	9,364
Total income	319,008
Expenses:
Management services fees	372,139
Distribution and/or service fees
Class 2	46,927
Transfer agent fees
Class 1	10,415
Class 2	11,263
Compensation of board members	7,149
Custodian fees	8,267
Printing and postage fees	2,999
Audit fees	17,027
Legal fees	3,332
Compensation of chief compliance officer	8
Other	3,766
Total expenses	483,292
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(75,527)
Total net expenses	407,765
Net investment loss	(88,757)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,531,773
Investments — affiliated issuers	(127)
Foreign currency translations	(335)
Net realized gain	4,531,311
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,178,404
Investments — affiliated issuers	123
Net change in unrealized appreciation (depreciation)	7,178,527
Net realized and unrealized gain	11,709,838
Net increase in net assets resulting from operations	$11,621,081
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(88,757)	$(269,288)
Net realized gain	4,531,311	20,505,139
Net change in unrealized appreciation (depreciation)	7,178,527	(11,189,682)
Net increase in net assets resulting from operations	11,621,081	9,046,169
Distributions to shareholders
Net realized gains
Class 1	(9,405,604)	(9,645,118)
Class 2	(11,141,763)	(8,402,384)
Total distributions to shareholders	(20,547,367)	(18,047,502)
Increase (decrease) in net assets from capital stock activity	25,209,716	(44,341,161)
Total increase (decrease) in net assets	16,283,430	(53,342,494)
Net assets at beginning of period	58,921,656	112,264,150
Net assets at end of period	$75,205,086	$58,921,656
Excess of distributions over net investment income	$(110,771)	$(22,014)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,421	88,106	16,704	422,456
Distributions reinvested	491,411	9,405,604	531,119	9,645,118
Redemptions	(69,233)	(1,730,012)	(139,423)	(3,260,512)
Net increase	425,599	7,763,698	408,400	6,807,062
Class 2
Subscriptions	979,239	23,285,591	1,069,418	23,182,643
Distributions reinvested	627,351	11,141,763	488,511	8,402,384
Redemptions	(704,278)	(16,981,336)	(3,296,633)	(82,733,250)
Net increase (decrease)	902,312	17,446,018	(1,738,704)	(51,148,223)
Total net increase (decrease)	1,327,911	25,209,716	(1,330,304)	(44,341,161)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class 1
6/30/2017 (c)	$21.67	(0.02)	4.22	4.20	(6.87)
12/31/2016	$27.97	(0.04)	3.55	3.51	(9.81)
12/31/2015	$29.99	(0.01)	3.00	2.99	(5.01)
12/31/2014	$26.01	(0.07)	6.42	6.35	(2.37)
12/31/2013	$20.87	(0.07)	5.42	5.35	(0.21)
12/31/2012	$19.50	(0.05)	1.46	1.41	(0.04)
Class 2
6/30/2017 (c)	$20.50	(0.04)	3.98	3.94	(6.81)
12/31/2016	$26.98	(0.12)	3.38	3.26	(9.74)
12/31/2015	$29.10	(0.08)	2.91	2.83	(4.95)
12/31/2014	$25.31	(0.14)	6.25	6.11	(2.32)
12/31/2013	$20.37	(0.13)	5.28	5.15	(0.21)
12/31/2012	$19.07	(0.10)	1.44	1.34	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(6.87)	$19.00	19.16%	1.21% (d)	1.00% (d)	(0.13%) (d)	33%	$35,346
(9.81)	$21.67	19.35%	1.26%	0.98%	(0.17%)	62%	$31,083
(5.01)	$27.97	10.11%	1.20%	0.98%	(0.05%)	65%	$28,698
(2.37)	$29.99	25.43%	1.21%	1.00%	(0.27%)	87%	$29,004
(0.21)	$26.01	25.83%	1.23%	1.00%	(0.31%)	93%	$26,513
(0.04)	$20.87	7.23%	1.21%	1.00%	(0.25%)	96%	$23,922

(6.81)	$17.63	18.99%	1.46% (d)	1.25% (d)	(0.35%) (d)	33%	$39,859
(9.74)	$20.50	19.01%	1.47%	1.23%	(0.49%)	62%	$27,838
(4.95)	$26.98	9.81%	1.45%	1.23%	(0.30%)	65%	$83,566
(2.32)	$29.10	25.12%	1.45%	1.25%	(0.52%)	87%	$92,264
(0.21)	$25.31	25.48%	1.48%	1.25%	(0.56%)	93%	$82,873
(0.04)	$20.37	7.03%	1.46%	1.25%	(0.48%)	96%	$68,824
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.03% to 0.92% as the Fund’s net assets increase. Effective July 1, 2017, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 1.03% of the Fund’s average daily net assets.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	1.03%	0.98%
Class 2	1.28	1.23
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
61,834,000	14,613,000	(1,107,000)	13,506,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $27,482,635 and $23,207,488, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2017, two unaffiliated shareholders of record owned 83.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	21

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved, other than reductions to the management fee schedule. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Trustees also noted management’s proposal at the June Meeting to reduce the Fund’s management fee schedule. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
SL-9952 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-manager
Managed Fund since 2010
Timothy Doubek, CFA
Co-manager
Managed Fund since 2010
Royce D. Wilson, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.40	2.71	1.97	2.49
Class 2	05/07/10	1.26	2.46	1.72	2.23
Bloomberg Barclays U.S. 1-5 Year Corporate Index		1.87	1.58	2.52	3.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years..
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Corporate Bonds & Notes	84.5
Money Market Funds	9.7
U.S. Treasury Obligations	5.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	6.4
AA rating	5.2
A rating	12.0
BBB rating	76.2
BB rating	0.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,014.00	1,022.19	2.76	2.77	0.55
Class 2	1,000.00	1,000.00	1,012.60	1,020.94	4.01	4.03	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 84.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.9%
Lockheed Martin Corp.
11/23/2020	2.500%	10,623,000	10,769,119
Northrop Grumman Corp.
03/15/2021	3.500%	12,407,000	12,955,923
Total			23,725,042
Cable and Satellite 1.2%
Sky PLC(a)
09/16/2024	3.750%	9,370,000	9,632,903
Chemicals 0.8%
EI du Pont de Nemours & Co.
05/01/2020	2.200%	6,405,000	6,428,859
Consumer Products 1.2%
Clorox Co. (The)
10/15/2017	5.950%	6,505,000	6,582,162
Reckitt Benckiser Treasury Services PLC(a)
06/26/2024	2.750%	3,560,000	3,529,039
Total			10,111,201
Diversified Manufacturing 1.8%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	8,306,000	8,365,156
United Technologies Corp.
05/04/2020	1.900%	6,305,000	6,315,094
Total			14,680,250
Electric 18.0%
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	3,000,000	3,153,243
CMS Energy Corp.
03/01/2024	3.875%	16,440,000	17,190,437
11/15/2025	3.600%	6,171,000	6,279,789
DTE Energy Co.
10/01/2019	1.500%	9,150,000	9,003,966
12/01/2023	3.850%	2,977,000	3,106,282
06/01/2024	3.500%	16,046,000	16,307,823
Duke Energy Corp.
08/15/2022	3.050%	2,700,000	2,753,530
Emera US Finance LP
06/15/2021	2.700%	6,010,000	6,020,067
Eversource Energy
03/15/2022	2.750%	1,665,000	1,673,958
05/01/2023	2.800%	7,208,000	7,211,373
FirstEnergy Corp.
07/15/2022	2.850%	2,670,000	2,669,567
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Great Plains Energy, Inc.
04/01/2022	3.150%	3,650,000	3,689,037
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,490,000	2,480,907
04/01/2019	2.300%	3,721,000	3,738,187
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	1,461,000	1,461,177
Pacific Gas & Electric Co.
06/15/2023	3.250%	5,135,000	5,280,495
11/15/2023	3.850%	4,105,000	4,341,703
08/15/2024	3.400%	1,070,000	1,101,669
PG&E Corp.
03/01/2019	2.400%	7,311,000	7,342,788
Progress Energy, Inc.
04/01/2022	3.150%	11,126,000	11,336,893
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,174,659
Southern Co. (The)
07/01/2021	2.350%	5,097,000	5,048,094
07/01/2023	2.950%	5,330,000	5,299,443
WEC Energy Group, Inc.
06/15/2020	2.450%	1,600,000	1,611,443
Wisconsin Electric Power Co.
06/01/2025	3.100%	1,070,000	1,071,993
Xcel Energy, Inc.
03/15/2021	2.400%	6,185,000	6,198,465
06/01/2025	3.300%	8,964,000	9,062,227
Total			149,609,215
Food and Beverage 12.5%
Anheuser-Busch InBev Worldwide, Inc.
07/15/2017	1.375%	15,144,000	15,145,248
ConAgra Foods, Inc.
01/25/2023	3.200%	12,723,000	12,821,031
General Mills, Inc.
10/20/2017	1.400%	2,680,000	2,678,765
10/21/2019	2.200%	4,175,000	4,201,866
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	3,303,000	3,521,001
JM Smucker Co. (The)
03/15/2020	2.500%	1,445,000	1,457,468
Molson Coors Brewing Co.(a)
03/15/2019	1.900%	11,445,000	11,431,918
Mondelez International, Inc.(a)
10/28/2019	1.625%	12,373,000	12,246,721
PepsiCo, Inc.
05/02/2019	1.550%	5,280,000	5,278,157

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
07/15/2021	2.500%	3,125,000	3,133,685
Tyson Foods, Inc.
08/15/2019	2.650%	4,631,000	4,689,318
06/15/2022	4.500%	1,189,000	1,287,500
08/15/2024	3.950%	5,111,000	5,358,020
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	12,264,000	12,343,115
10/21/2019	2.900%	8,149,000	8,288,014
Total			103,881,827
Health Care 2.6%
Becton Dickinson and Co.
12/15/2019	2.675%	5,690,000	5,758,047
06/05/2020	2.404%	2,105,000	2,108,138
Express Scripts Holding Co.
07/15/2023	3.000%	6,656,000	6,643,993
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,930,000	6,933,888
Total			21,444,066
Independent Energy 0.4%
Continental Resources, Inc.
06/01/2024	3.800%	2,000,000	1,832,802
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,820,000	1,811,603
Total			3,644,405
Integrated Energy 0.9%
Cenovus Energy, Inc.
09/15/2043	5.200%	8,045,000	7,279,655
Life Insurance 10.7%
AIG Global Funding(a),(b)
07/02/2020	2.150%	2,500,000	2,498,803
Five Corners Funding Trust(a)
11/15/2023	4.419%	9,870,000	10,613,862
Guardian Life Global Funding(a)
05/08/2022	2.500%	10,500,000	10,473,183
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,605,000	8,542,949
MetLife Global Funding I(a)
04/10/2019	2.300%	4,460,000	4,491,617
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,221,926
Nuveen Finance LLC(a)
11/01/2019	2.950%	24,372,000	24,725,638
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	16,984,000	17,223,254
Total			88,791,232
Media and Entertainment 3.5%
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	12,296,000	12,432,424
06/15/2020	2.800%	9,772,000	9,881,202
Thomson Reuters Corp.
10/15/2019	4.700%	6,234,000	6,557,520
Total			28,871,146
Midstream 6.9%
Enterprise Products Operating LLC
04/15/2021	2.850%	2,485,000	2,509,641
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	15,030,000	15,547,483
Panhandle Eastern Pipeline Co. LP
11/01/2017	6.200%	21,772,000	22,023,532
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	9,606,000	9,366,311
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	8,050,329
Total			57,497,296
Natural Gas 1.4%
CenterPoint Energy Resources Corp.
11/01/2017	6.125%	680,000	689,042
NiSource Finance Corp.
02/15/2023	3.850%	3,713,000	3,858,835
Sempra Energy
12/01/2023	4.050%	5,827,000	6,159,553
06/15/2024	3.550%	770,000	788,650
Total			11,496,080
Pharmaceuticals 3.7%
Allergan Funding SCS
03/12/2018	2.350%	10,005,000	10,047,952
Amgen, Inc.
05/22/2019	2.200%	10,244,000	10,305,648
05/11/2022	2.650%	10,010,000	10,039,369
Total			30,392,969
Property & Casualty 4.9%
Alleghany Corp.
06/27/2022	4.950%	7,555,000	8,268,789
Berkshire Hathaway, Inc.
08/15/2018	1.150%	5,130,000	5,108,033

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
05/15/2024	3.950%	12,802,000	13,276,020
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	6,677,000	7,118,176
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	5,535,000	7,301,290
Total			41,072,308
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	12,950,000	13,029,448
Restaurants 1.0%
McDonald’s Corp.
12/09/2020	2.750%	8,052,000	8,205,004
Retailers 1.4%
CVS Health Corp.
06/01/2021	2.125%	5,275,000	5,216,152
07/20/2022	3.500%	6,230,000	6,468,964
Total			11,685,116
Technology 1.7%
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2022	3.000%	8,715,000	8,802,603
Cisco Systems, Inc.
09/20/2019	1.400%	5,580,000	5,537,570
Total			14,340,173
Transportation Services 2.6%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	1,210,000	1,179,536
11/15/2024	3.850%	14,129,000	14,503,786
11/01/2025	3.800%	5,830,000	5,928,912
Total			21,612,234
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
Rogers Communications, Inc.
08/15/2018	6.800%	2,453,000	2,587,866
03/15/2023	3.000%	235,000	236,445
Total			2,824,311
Wirelines 2.1%
AT&T, Inc.
06/30/2022	3.000%	17,668,000	17,683,742
Total Corporate Bonds & Notes (Cost $695,569,070)			697,938,482

U.S. Treasury Obligations 5.8%

U.S. Treasury
11/15/2019	1.000%	9,045,000	8,950,512
12/15/2019	1.375%	37,000,000	36,928,268
07/31/2021	1.125%	1,900,000	1,852,138
Total U.S. Treasury Obligations (Cost $47,625,551)			47,730,918

Money Market Funds 9.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	80,496,910	80,496,910
Total Money Market Funds (Cost $80,494,845)		80,496,910
Total Investments (Cost: $823,689,466)		826,166,310
Other Assets & Liabilities, Net		3,600,471
Net Assets		829,766,781

At June 30, 2017, securities and/or cash totaling $1,684,634 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	358	USD	77,367,157	09/2017	—	(118,202)
U.S. Treasury 5-Year Note	763	USD	89,908,821	09/2017	—	(162,424)
Total			167,275,978		—	(280,626)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,198)	USD	(150,386,438)	09/2017	347,051	—
U.S. Treasury Ultra 10-Year Note	(230)	USD	(31,006,875)	09/2017	27,630	—
U.S. Ultra Bond	(31)	USD	(5,142,125)	09/2017	—	(78,124)
Total			(186,535,438)		374,681	(78,124)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $204,795,005, which represents 24.68% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	31,480,880	368,212,449	(319,196,419)	80,496,910	(5,190)	196,002	80,496,910
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	697,938,482	—	—	697,938,482
U.S. Treasury Obligations	47,730,918	—	—	—	47,730,918
Money Market Funds	—	—	—	80,496,910	80,496,910
Total Investments	47,730,918	697,938,482	—	80,496,910	826,166,310
Derivatives
Asset
Futures Contracts	374,681	—	—	—	374,681
Liability
Futures Contracts	(358,750)	—	—	—	(358,750)
Total	47,746,849	697,938,482	—	80,496,910	826,182,241
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$743,194,621
Affiliated issuers, at cost	80,494,845
Total investments, at cost	823,689,466
Investments, at value
Unaffiliated issuers, at value	745,669,400
Affiliated issuers, at value	80,496,910
Total investments, at value	826,166,310
Margin deposits	1,648,634
Receivable for:
Investments sold	5,887,454
Capital shares sold	62,631
Dividends	75,435
Interest	4,334,101
Variation margin for futures contracts	428,647
Expense reimbursement due from Investment Manager	9,191
Prepaid expenses	1
Total assets	838,612,404
Liabilities
Payable for:
Investments purchased	4,614,328
Investments purchased on a delayed delivery basis	2,498,425
Capital shares purchased	1,074,099
Variation margin for futures contracts	146,442
Management services fees	327,355
Distribution and/or service fees	7,666
Transfer agent fees	41,090
Compensation of board members	103,330
Compensation of chief compliance officer	97
Other expenses	32,791
Total liabilities	8,845,623
Net assets applicable to outstanding capital stock	$829,766,781
Represented by
Paid in capital	856,113,726
Undistributed net investment income	7,148,089
Accumulated net realized loss	(35,987,809)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,474,779
Investments - affiliated issuers	2,065
Futures contracts	15,931
Total - representing net assets applicable to outstanding capital stock	$829,766,781
Class 1
Net assets	$792,531,741
Shares outstanding	84,501,784
Net asset value per share	$9.38
Class 2
Net assets	$37,235,040
Shares outstanding	3,981,560
Net asset value per share	$9.35
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$196,002
Interest	9,661,540
Total income	9,857,542
Expenses:
Management services fees	2,035,278
Distribution and/or service fees
Class 2	45,626
Transfer agent fees
Class 1	244,557
Class 2	10,950
Compensation of board members	18,243
Custodian fees	4,888
Printing and postage fees	15,987
Audit fees	16,938
Legal fees	6,311
Compensation of chief compliance officer	93
Other	10,096
Total expenses	2,408,967
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,490)
Total net expenses	2,397,477
Net investment income	7,460,065
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,708,956
Investments — affiliated issuers	(5,190)
Futures contracts	(2,052,419)
Net realized gain	651,347
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,550,741
Investments — affiliated issuers	3,217
Futures contracts	(728,939)
Net change in unrealized appreciation (depreciation)	3,825,019
Net realized and unrealized gain	4,476,366
Net increase in net assets resulting from operations	$11,936,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$7,460,065	$19,271,807
Net realized gain (loss)	651,347	(5,892,546)
Net change in unrealized appreciation (depreciation)	3,825,019	35,453,625
Net increase in net assets resulting from operations	11,936,431	48,832,886
Distributions to shareholders
Net investment income
Class 1	(18,436,074)	(34,867,916)
Class 2	(778,122)	(1,100,650)
Total distributions to shareholders	(19,214,196)	(35,968,566)
Decrease in net assets from capital stock activity	(44,204,844)	(41,220,496)
Total decrease in net assets	(51,482,609)	(28,356,176)
Net assets at beginning of period	881,249,390	909,605,566
Net assets at end of period	$829,766,781	$881,249,390
Undistributed net investment income	$7,148,089	$18,902,220
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,626,422	15,525,417	3,272,790	30,854,037
Distributions reinvested	1,965,466	18,436,074	3,733,182	34,867,916
Redemptions	(8,407,158)	(80,160,508)	(12,643,977)	(119,493,410)
Net decrease	(4,815,270)	(46,199,017)	(5,638,005)	(53,771,457)
Class 2
Subscriptions	639,460	6,075,081	1,933,410	18,116,762
Distributions reinvested	83,133	778,122	118,095	1,100,650
Redemptions	(511,331)	(4,859,030)	(707,791)	(6,666,451)
Net increase	211,262	1,994,173	1,343,714	12,550,961
Total net decrease	(4,604,008)	(44,204,844)	(4,294,291)	(41,220,496)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.47	0.08	0.05	0.13	(0.22)	—
12/31/2016	$9.34	0.20	0.31	0.51	(0.38)	—
12/31/2015	$10.12	0.25	(0.47)	(0.22)	(0.56)	—
12/31/2014	$10.45	0.21	(0.14)	0.07	(0.19)	(0.21)
12/31/2013	$10.68	0.19	(0.04)	0.15	(0.26)	(0.12)
12/31/2012	$10.35	0.26	0.38	0.64	(0.31)	—
Class 2
6/30/2017 (c)	$9.43	0.07	0.05	0.12	(0.20)	—
12/31/2016	$9.30	0.17	0.32	0.49	(0.36)	—
12/31/2015	$10.07	0.22	(0.45)	(0.23)	(0.54)	—
12/31/2014	$10.41	0.19	(0.15)	0.04	(0.17)	(0.21)
12/31/2013	$10.64	0.16	(0.04)	0.12	(0.23)	(0.12)
12/31/2012	$10.31	0.22	0.39	0.61	(0.28)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.22)	$9.38	1.40%	0.55% (d)	0.55% (d)	1.76% (d)	49%	$792,532
(0.38)	$9.47	5.53%	0.55%	0.55%	2.14%	102%	$845,695
(0.56)	$9.34	(2.31%)	0.54%	0.54%	2.46%	78%	$887,028
(0.40)	$10.12	0.66%	0.56%	0.55%	1.97%	78%	$2,450,406
(0.38)	$10.45	1.44%	0.59%	0.56%	1.76%	89%	$2,929,154
(0.31)	$10.68	6.25%	0.59%	0.53%	2.43%	117%	$2,725,076

(0.20)	$9.35	1.26%	0.81% (d)	0.80% (d)	1.52% (d)	49%	$37,235
(0.36)	$9.43	5.28%	0.81%	0.80%	1.85%	102%	$35,554
(0.54)	$9.30	(2.49%)	0.80%	0.79%	2.29%	78%	$22,577
(0.38)	$10.07	0.31%	0.81%	0.80%	1.83%	78%	$20,712
(0.35)	$10.41	1.19%	0.84%	0.81%	1.51%	89%	$9,481
(0.28)	$10.64	6.05%	0.84%	0.78%	2.13%	117%	$6,521
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	374,681*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	358,750*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,052,419)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(728,939)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	187,373,228
Futures contracts — short	175,228,751

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.48% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.55%	0.56%
Class 2	0.80	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
823,689,000	4,280,000	(1,803,000)	2,477,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	19,996,692	16,020,062	36,016,754
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $394,002,044 and $498,611,015, respectively, for the six months ended June 30, 2017, of which $0 and $34,679,102, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	25

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6684 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Jim Carlen, CFA
Lead manager
Managed Fund since 2012
Christopher Cooke
Co-manager
Managed Fund since May 2017
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	7.36	7.89	4.75	4.29
Class 2	04/30/12	7.35	7.67	4.51	4.06
JPMorgan Emerging Markets Bond Index-Global		6.20	5.52	5.20	5.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index
2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2017)
A rating	7.3
BBB rating	20.9
BB rating	35.9
B rating	32.0
CCC rating	0.7
CC rating	3.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2017)
Angola	0.3
Argentina	7.6
Azerbaijan	1.0
Belarus	1.1
Brazil	6.2
Chile	0.5
Colombia	2.1
Costa Rica	1.1
Croatia	1.2
Dominican Republic	6.4
Ecuador	1.7
Egypt	2.7
El Salvador	0.7
Gabon	0.7
Georgia	0.5
Ghana	1.8
Guatemala	2.3
Honduras	0.8
Hungary	1.2
India	0.4
Indonesia	5.9
Ivory Coast	2.7
Jamaica	1.1
Kazakhstan	1.2
Kuwait	0.8
Mexico	14.7
Morocco	0.2
Namibia	0.5
Nigeria	0.5
Pakistan	1.3
Paraguay	0.9
Peru	3.6
Russian Federation	5.2
Senegal	1.1
Serbia	0.7
Sri Lanka	0.8
Trinidad and Tobago	1.0
Tunisia	0.3
Turkey	4.6
Ukraine	1.9
United States(a)	6.2
Venezuela	3.0
Virgin Islands	1.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,073.60	1,021.24	3.83	3.73	0.74
Class 2	1,000.00	1,000.00	1,073.50	1,020.00	5.12	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 14.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.8%
MARB BondCo PLC(b)
03/15/2024	7.000%		800,000	773,150
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%		600,000	609,566
Total				1,382,716
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%		846,000	922,707
Colombia 1.1%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,800,000	1,916,683
Ghana 0.6%
Kosmos Energy Ltd.(b)
08/01/2021	7.875%		575,000	583,423
08/01/2021	7.875%		487,000	495,602
Total				1,079,025
Guatemala 1.8%
Agromercantil Senior Trust(b)
04/10/2019	6.250%		246,000	254,531
Comcel Trust(b)
02/06/2024	6.875%		1,106,000	1,181,219
Energuate Trust(b)
05/03/2027	5.875%		1,100,000	1,132,518
Industrial Senior Trust(b)
11/01/2022	5.500%		543,000	553,613
Total				3,121,881
India 0.4%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%		650,000	644,008
Mexico 5.8%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	565,351
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		1,200,000	1,197,865
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,200,054
Cemex SAB de CV(b)
04/16/2026	7.750%		1,450,000	1,659,782
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	9,984,455	531,534
Elementia SAB de CV(b)
01/15/2025	5.500%		1,280,000	1,302,351
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		1,376,000	1,423,593
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	348,125
Mexichem SAB de CV(b)
09/17/2044	5.875%		326,000	326,216
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,579,622
Total				10,134,493
Peru 1.2%
Cementos Pacasmayo SAA(b)
02/08/2023	4.500%		150,000	153,241
Union Andina de Cementos SAA(b)
10/30/2021	5.875%		184,000	191,113
Volcan Cia Minera SAA(b)
02/02/2022	5.375%		1,800,000	1,851,712
Total				2,196,066
Russian Federation 0.3%
Lukoil International Finance BV(b)
11/02/2026	4.750%		600,000	614,448
Ukraine 1.5%
Kernel Holding SA(b)
01/31/2022	8.750%		1,150,000	1,232,754
MHP SA(b)
04/02/2020	8.250%		1,011,000	1,069,523
04/02/2020	8.250%		250,000	264,471
Total				2,566,748
Total Corporate Bonds & Notes (Cost $24,556,128)				24,578,775

Foreign Government Obligations(a),(d) 78.2%

Angola 0.3%
Angolan Government International Bond(b)
11/12/2025	9.500%		500,000	525,852
Argentina 7.5%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	1,101,761
01/26/2022	5.625%		231,000	236,658
04/22/2026	7.500%		520,000	559,635
01/26/2027	6.875%		831,000	859,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/06/2028	6.625%		700,000	702,986
07/06/2036	7.125%		500,000	496,546
Argentine Republic Government International Bond(c)
12/31/2033	8.280%		1,219,774	1,326,358
Argentine Republic Government International Bond(b)
06/28/2117	7.125%		1,100,000	999,399
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,535,000	2,627,401
Provincia de Cordoba(b)
06/10/2021	7.125%		286,000	301,074
09/01/2024	7.450%		2,150,000	2,242,198
Provincia de Cordoba(b),(e)
08/01/2027	7.125%		1,800,000	1,794,555
Total				13,248,306
Azerbaijan 1.0%
Southern Gas Corridor CJSC(b)
03/24/2026	6.875%		1,600,000	1,735,070
Belarus 1.0%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	713,764
06/29/2027	7.625%		1,100,000	1,122,308
Total				1,836,072
Brazil 5.4%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		300,000	292,832
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	8,000,000	2,361,799
Brazilian Government International Bond
01/07/2041	5.625%		2,750,000	2,639,791
Petrobras Global Finance BV
01/27/2021	5.375%		1,175,000	1,196,798
05/23/2021	8.375%		1,700,000	1,906,021
05/23/2026	8.750%		600,000	690,898
01/17/2027	7.375%		360,000	381,353
Total				9,469,492
Colombia 1.0%
Colombia Government International Bond
02/26/2044	5.625%		336,000	367,299
Ecopetrol SA
01/16/2025	4.125%		326,000	319,648
09/18/2043	7.375%		920,000	993,615
Total				1,680,562
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Costa Rica 1.1%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		1,774,000	1,861,902
Croatia 1.2%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,361,000	1,524,455
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		600,000	651,919
Total				2,176,374
Dominican Republic 6.4%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,287,000	1,341,130
Dominican Republic International Bond(b)
07/05/2019	14.500%	DOP	37,990,000	872,605
01/08/2021	14.000%	DOP	29,158,000	678,318
01/29/2026	6.875%		1,600,000	1,783,336
01/25/2027	5.950%		2,025,000	2,113,006
04/20/2027	8.625%		2,410,000	2,863,764
04/30/2044	7.450%		1,086,000	1,239,449
01/27/2045	6.850%		271,000	289,022
Total				11,180,630
Ecuador 1.7%
Ecuador Government International Bond(b)
03/24/2020	10.500%		1,021,000	1,071,972
03/28/2022	10.750%		1,300,000	1,385,798
12/13/2026	9.650%		500,000	500,637
Total				2,958,407
Egypt 1.9%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	390,679
01/31/2027	7.500%		1,000,000	1,061,552
04/30/2040	6.875%		900,000	853,451
01/31/2047	8.500%		900,000	970,402
Total				3,276,084
El Salvador 0.7%
El Salvador Government International Bond(b)
01/18/2027	6.375%		598,000	540,345
04/10/2032	8.250%		412,000	409,824
06/15/2035	7.650%		270,000	253,663
Total				1,203,832

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gabon 0.7%
Gabon Government International Bond(b)
12/12/2024	6.375%	783,882	762,471
06/16/2025	6.950%	500,000	496,342
Total			1,258,813
Georgia 0.5%
Georgian Railway JSC(b)
07/11/2022	7.750%	789,000	866,282
Ghana 1.2%
Ghana Government International Bond(b)
10/14/2030	10.750%	1,700,000	2,103,565
Guatemala 0.5%
Guatemala Government Bond(b)
05/03/2026	4.500%	650,000	657,189
02/13/2028	4.875%	200,000	206,219
Total			863,408
Honduras 0.8%
Honduras Government International Bond(b)
03/15/2024	7.500%	800,000	885,062
01/19/2027	6.250%	500,000	515,948
Total			1,401,010
Hungary 1.2%
Hungary Government International Bond
11/22/2023	5.750%	284,000	324,644
03/29/2041	7.625%	868,000	1,292,762
Magyar Export-Import Bank Zrt.(b)
02/12/2018	5.500%	508,000	519,053
Total			2,136,459
Indonesia 5.8%
Indonesia Government International Bond(b)
01/08/2026	4.750%	1,300,000	1,397,025
01/17/2038	7.750%	1,986,000	2,747,407
01/17/2038	7.750%	500,000	691,694
01/15/2045	5.125%	300,000	320,878
PT Pertamina Persero(b)
05/03/2042	6.000%	1,335,000	1,443,418
PT Perusahaan Listrik Negara(b)
11/22/2021	5.500%	3,311,000	3,613,082
Total			10,213,504
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 2.7%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		946,000	922,593
07/23/2024	5.375%		300,000	292,577
06/15/2025	5.125%	EUR	367,000	423,361
03/03/2028	6.375%		2,272,000	2,292,936
06/15/2033	6.125%		487,000	468,379
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		319,480	306,731
Total				4,706,577
Jamaica 1.1%
Jamaica Government International Bond
04/28/2028	6.750%		750,000	849,837
03/15/2039	8.000%		300,000	353,456
07/28/2045	7.875%		600,000	706,510
Total				1,909,803
Kazakhstan 1.2%
Kazakhstan Government International Bond(b)
07/21/2025	5.125%		450,000	488,428
07/21/2045	6.500%		300,000	355,665
KazMunayGas National Co. JSC(b)
07/02/2018	9.125%		154,000	162,985
05/05/2020	7.000%		1,062,000	1,154,782
Total				2,161,860
Kuwait 0.7%
Equate Petrochemical BV(b)
11/03/2026	4.250%		1,300,000	1,317,042
Mexico 8.8%
Banco Nacional de Comercio Exterior SNC(b)
10/14/2025	4.375%		1,100,000	1,139,078
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	601,436
Comision Federal de Electricidad(b)
06/16/2045	6.125%		700,000	747,984
Mexican Bonos
06/09/2022	6.500%	MXN	92,415,900	5,063,391
Mexico City Airport Trust(b)
10/31/2026	4.250%		900,000	920,956
Mexico Government International Bond
01/23/2046	4.600%		543,000	530,465
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	29,633
03/13/2027	6.500%		900,000	966,744

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/23/2026	4.500%		299,000	290,378
08/04/2026	6.875%		1,000,000	1,106,892
11/12/2026	7.470%	MXN	4,700,000	228,915
06/02/2041	6.500%		3,844,000	3,827,167
Total				15,453,039
Morocco 0.3%
Morocco Government International Bond(b)
12/11/2022	4.250%		418,000	437,166
Namibia 0.5%
Namibia International Bonds(b)
11/03/2021	5.500%		885,000	953,087
Nigeria 0.5%
Nigeria Government International Bond(b)
02/16/2032	7.875%		800,000	867,716
Pakistan 1.2%
Pakistan Government International Bond(b)
04/15/2024	8.250%		800,000	907,532
03/31/2036	7.875%		700,000	727,589
Second Pakistan International Sukuk Co., Ltd. (The)(b)
12/03/2019	6.750%		532,000	561,089
Total				2,196,210
Paraguay 0.9%
Paraguay Government International Bond(b)
03/27/2027	4.700%		424,000	435,013
08/11/2044	6.100%		1,007,000	1,119,526
Total				1,554,539
Peru 2.3%
Corporacion Financiera de Desarrollo SA(b)
07/15/2019	3.250%		400,000	407,387
Peruvian Government International Bond(b)
08/12/2028	6.350%	PEN	11,300,000	3,689,080
Total				4,096,467
Russian Federation 4.8%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		1,266,000	1,288,358
Gazprom OAO Via Gaz Capital SA(b)
03/07/2022	6.510%		400,000	441,930
02/06/2028	4.950%		600,000	603,422
08/16/2037	7.288%		1,096,000	1,301,550
Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
12/27/2017	5.298%		814,000	824,526
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	106,000,000	1,712,083
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%	200,000	211,018
04/04/2042	5.625%	800,000	866,160
Vnesheconombank Via VEB Finance PLC(b)
11/21/2023	5.942%	800,000	857,138
11/22/2025	6.800%	354,000	392,823
Total			8,499,008
Senegal 1.1%
Senegal Government International Bond(b)
07/30/2024	6.250%	1,019,000	1,074,720
05/23/2033	6.250%	900,000	911,761
Total			1,986,481
Serbia 0.7%
Serbia International Bond(b)
12/03/2018	5.875%	342,000	358,210
09/28/2021	7.250%	700,000	807,140
Total			1,165,350
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%	800,000	841,676
05/11/2027	6.200%	550,000	548,970
Total			1,390,646
Trinidad and Tobago 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	1,611,000	1,663,254
Tunisia 0.3%
Banque Centrale de Tunisie International Bond(b)
01/30/2025	5.750%	597,000	572,681
Turkey 4.6%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	467,000	484,739
09/23/2021	5.000%	418,000	424,716
Turkey Government International Bond
03/30/2021	5.625%	1,655,000	1,754,777
03/25/2022	5.125%	250,000	259,415
09/26/2022	6.250%	250,000	271,570
04/14/2026	4.250%	247,000	234,215
03/25/2027	6.000%	2,600,000	2,764,375
03/17/2036	6.875%	1,132,000	1,270,775
02/17/2045	6.625%	560,000	617,143
Total			8,081,725
Ukraine 0.4%
Ukraine Government International Bond(b)
09/01/2024	7.750%	800,000	783,578

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 3.0%
Petroleos de Venezuela SA(b)
11/17/2021	9.000%		2,619,769	1,280,412
05/16/2024	6.000%		9,359,928	3,509,973
11/15/2026	6.000%		1,106,640	406,690
Total				5,197,075
Virgin Islands 1.5%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		2,700,000	2,693,879
Total Foreign Government Obligations (Cost $134,527,066)				137,682,807

Treasury Bills(a) 0.8%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.8%
Egypt Treasury Bills
06/12/2018	20.570%	EGP	32,000,000	1,477,178
Total Treasury Bills (Cost $1,480,892)				1,477,178
Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(f),(g)	10,774,122	10,774,122
Total Money Market Funds (Cost $10,773,698)		10,774,122
Total Investments (Cost $171,337,784)		174,512,882
Other Assets & Liabilities, Net		1,614,009
Net Assets		$176,126,891

At June 30, 2017, securities and/or cash totaling $115,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	7/3/2017	11,790,000 CNH	1,720,502 USD	—	(18,397)
Citi	7/3/2017	1,734,206 USD	11,790,000 CNH	4,694	—
Credit Suisse	7/31/2017	367,000 EUR	411,115 USD	—	(8,668)
Standard Chartered	8/2/2017	7,830,000 BRL	2,345,505 USD	—	(2,807)
Total				4,694	(29,872)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	31	USD	3,891,469	09/2017	—	(9,256)
U.S. Ultra Bond	17	USD	2,819,875	09/2017	42,740	—
Total			6,711,344		42,740	(9,256)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $121,748,435, which represents 69.13% of net assets.
(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	12,146,215	36,924,663	(38,296,756)	10,774,122	(314)	42,064	10,774,122
Currency Legend
BRL	Brazilian Real
CNH	Yuan Offshore Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	24,578,775	—	—	24,578,775
Foreign Government Obligations	—	137,682,807	—	—	137,682,807
Treasury Bills	—	1,477,178	—	—	1,477,178
Money Market Funds	—	—	—	10,774,122	10,774,122
Total Investments	—	163,738,760	—	10,774,122	174,512,882
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,694	—	—	4,694
Futures Contracts	42,740	—	—	—	42,740
Liability
Forward Foreign Currency Exchange Contracts	—	(29,872)	—	—	(29,872)
Futures Contracts	(9,256)	—	—	—	(9,256)
Total	33,484	163,713,582	—	10,774,122	174,521,188
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Foreign Government Obligations	1,596,794	—	—	—	—	—		(1,596,794)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$160,564,086
Affiliated issuers, at cost	10,773,698
Total investments, at cost	171,337,784
Investments, at value
Unaffiliated issuers, at value	163,738,760
Affiliated issuers, at value	10,774,122
Total investments, at value	174,512,882
Cash	59,683
Foreign currency (identified cost $8,151)	8,175
Margin deposits	115,100
Unrealized appreciation on forward foreign currency exchange contracts	4,694
Receivable for:
Investments sold	2,391,201
Capital shares sold	118,194
Dividends	8,365
Interest	2,705,695
Foreign tax reclaims	12,847
Prepaid expenses	1
Total assets	179,936,837
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	29,872
Payable for:
Investments purchased	1,764,588
Investments purchased on a delayed delivery basis	1,799,838
Capital shares purchased	29,296
Variation margin for futures contracts	20,406
Management services fees	85,906
Distribution and/or service fees	14,154
Transfer agent fees	8,590
Compensation of board members	26,623
Compensation of chief compliance officer	19
Other expenses	30,654
Total liabilities	3,809,946
Net assets applicable to outstanding capital stock	$176,126,891
Represented by
Paid in capital	183,610,634
Undistributed net investment income	1,681,860
Accumulated net realized loss	(12,341,412)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,174,674
Investments - affiliated issuers	424
Foreign currency translations	(7,595)
Forward foreign currency exchange contracts	(25,178)
Futures contracts	33,484
Total - representing net assets applicable to outstanding capital stock	$176,126,891
Class 1
Net assets	$105,004,314
Shares outstanding	10,547,942
Net asset value per share	$9.95
Class 2
Net assets	$71,122,577
Shares outstanding	7,149,908
Net asset value per share	$9.95
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$42,064
Interest	5,130,170
Foreign taxes withheld	(16,542)
Total income	5,155,692
Expenses:
Management services fees	473,371
Distribution and/or service fees
Class 2	68,899
Transfer agent fees
Class 1	30,801
Class 2	16,535
Compensation of board members	7,744
Custodian fees	13,867
Printing and postage fees	6,787
Audit fees	20,819
Legal fees	3,634
Compensation of chief compliance officer	15
Other	10,497
Total expenses	652,969
Net investment income	4,502,723
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(361,808)
Investments — affiliated issuers	(314)
Foreign currency translations	13,623
Forward foreign currency exchange contracts	(429,120)
Futures contracts	132,852
Net realized loss	(644,767)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,049,309
Investments — affiliated issuers	510
Foreign currency translations	(6,879)
Forward foreign currency exchange contracts	3,048
Futures contracts	66,241
Net change in unrealized appreciation (depreciation)	7,112,229
Net realized and unrealized gain	6,467,462
Net increase in net assets resulting from operations	$10,970,185
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$4,502,723	$7,115,913
Net realized loss	(644,767)	(3,545,559)
Net change in unrealized appreciation (depreciation)	7,112,229	8,073,823
Net increase in net assets resulting from operations	10,970,185	11,644,177
Distributions to shareholders
Net investment income
Class 1	(2,559,689)	(2,557,962)
Class 2	(1,401,447)	(615,207)
Total distributions to shareholders	(3,961,136)	(3,173,169)
Increase in net assets from capital stock activity	29,562,819	26,771,759
Total increase in net assets	36,571,868	35,242,767
Net assets at beginning of period	139,555,023	104,312,256
Net assets at end of period	$176,126,891	$139,555,023
Undistributed net investment income	$1,681,860	$1,140,273
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	60,026	590,953	157,021	1,505,646
Distributions reinvested	260,143	2,559,689	279,720	2,557,962
Redemptions	(177,388)	(1,753,277)	(26,331)	(249,244)
Net increase	142,781	1,397,365	410,410	3,814,364
Class 2
Subscriptions	2,840,069	27,983,002	3,007,172	28,848,042
Distributions reinvested	142,461	1,401,447	66,808	615,207
Redemptions	(124,238)	(1,218,995)	(682,475)	(6,505,854)
Net increase	2,858,292	28,165,454	2,391,505	22,957,395
Total net increase	3,001,073	29,562,819	2,801,915	26,771,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.50	0.28	0.42	0.70	(0.25)	—
12/31/2016	$8.77	0.55	0.43	0.98	(0.25)	—
12/31/2015	$9.01	0.52	(0.61)	(0.09)	(0.15)	—
12/31/2014	$9.41	0.57	(0.39)	0.18	(0.53)	(0.05)
12/31/2013	$10.88	0.56	(1.37)	(0.81)	(0.60)	(0.06)
12/31/2012 (e)	$10.00	0.35	0.80	1.15	(0.27)	—
Class 2
6/30/2017 (c)	$9.49	0.27	0.42	0.69	(0.23)	—
12/31/2016	$8.76	0.53	0.43	0.96	(0.23)	—
12/31/2015	$9.02	0.49	(0.60)	(0.11)	(0.15)	—
12/31/2014	$9.43	0.55	(0.40)	0.15	(0.51)	(0.05)
12/31/2013	$10.88	0.54	(1.36)	(0.82)	(0.57)	(0.06)
12/31/2012 (e)	$10.00	0.32	0.81	1.13	(0.25)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Based on operations from April 30, 2012 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.25)	$9.95	7.36%	0.74% (d)	0.74% (d)	5.78% (d)	20%	$105,004
(0.25)	$9.50	11.34%	0.75%	0.75%	5.92%	26%	$98,824
(0.15)	$8.77	(1.03%)	0.75%	0.75%	5.77%	64%	$87,659
(0.58)	$9.01	1.81%	0.71%	0.71%	5.93%	30%	$184,984
(0.66)	$9.41	(7.54%)	0.69%	0.69%	5.50%	21%	$287,061
(0.27)	$10.88	11.58%	0.70% (d)	0.70% (d)	5.09% (d)	21%	$416,903

(0.23)	$9.95	7.35%	0.99% (d)	0.99% (d)	5.58% (d)	20%	$71,123
(0.23)	$9.49	11.07%	1.01%	1.01%	5.63%	26%	$40,731
(0.15)	$8.76	(1.31%)	1.01%	1.01%	5.49%	64%	$16,653
(0.56)	$9.02	1.44%	0.96%	0.96%	5.75%	30%	$11,708
(0.63)	$9.43	(7.65%)	0.95%	0.95%	5.68%	21%	$4,249
(0.25)	$10.88	11.42%	0.95% (d)	0.95% (d)	4.64% (d)	21%	$3
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	17

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,694
Interest rate risk	Net assets — unrealized appreciation on futures contracts	42,740*
Total		47,434

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,872
Interest rate risk	Net assets — unrealized depreciation on futures contracts	9,256*
Total		39,128

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(429,120)	—	(429,120)
Interest rate risk	—	132,852	132,852
Total	(429,120)	132,852	(296,268)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	3,048	—	3,048
Interest rate risk	—	66,241	66,241
Total	3,048	66,241	69,289
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,713,985

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	85,962	(230,529)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Citi ($)	Credit Suisse ($)	Standard Chartered ($)	Total ($)
Assets
Forward foreign currency exchange contracts	4,694	-	-	4,694
Liabilities
Forward foreign currency exchange contracts	18,397	8,668	2,807	29,872
Total financial and derivative net assets	(13,703)	(8,668)	(2,807)	(25,178)
Total collateral received (pledged) (a)	-	-	-	-
Net amount (b)	(13,703)	(8,668)	(2,807)	(25,178)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.89%
Class 2	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
171,338,000	6,227,000	(3,052,000)	3,175,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	1,417,058	10,191,548	11,608,606
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $61,453,345 and $29,605,246, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2017, one unaffiliated shareholder of record owned 28.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 66.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2017	33

Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6537 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2017

Fund at a Glance
Investment objective
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
Portfolio management
Threadneedle International Limited
David Donora
Nicolas Robin
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/13	-5.44	-6.76	-11.29
Class 2	04/30/13	-5.41	-6.90	-11.48
Bloomberg Commodity Index Total Return		-5.26	-6.50	-10.72
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Fund at a Glance   (continued)
Commodities market exposure (%) (at June 30, 2017)
Commodities futures contracts(a)
Agriculture	38.0
Energy	28.2
Industrial Metals	18.0
Precious Metals	15.8
Total notional market value of commodities futures contracts	100.0
(a) Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $469,505,922. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2017)
Money Market Funds	17.6
Treasury Bills	28.9
U.S. Government & Agency Obligations	46.3
Other Assets	7.2
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in affiliated money market fund, U.S. Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	945.60	1,021.34	3.49	3.63	0.72
Class 2	1,000.00	1,000.00	945.90	1,020.09	4.71	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 28.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.9%
U.S. Treasury Bills
08/24/2017	0.850%	41,000,000	40,947,654
11/09/2017	1.030%	34,000,000	33,873,285
12/07/2017	1.070%	61,000,000	60,716,461
Total			135,537,400
Total			135,537,400
Total Treasury Bills (Cost $135,584,362)			135,537,400

U.S. Government & Agency Obligations 46.3%

Federal Home Loan Banks Discount Notes
08/01/2017	1.000%	41,500,000	41,463,620
09/21/2017	1.060%	56,500,000	56,363,609
Federal Home Loan Mortgage Corp. Discount Notes
12/01/2017	1.140%	40,000,000	39,809,080
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
09/11/2017	1.000%	80,000,000	79,840,160
Total U.S. Government & Agency Obligations (Cost $217,546,096)			217,476,469

Money Market Funds 17.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(b)	82,412,408	82,412,408
Total Money Market Funds (Cost $82,409,575)		82,412,408
Total Investments (Cost: $435,540,033)		435,426,277
Other Assets & Liabilities, Net		33,778,995
Net Assets		469,205,272

At June 30, 2017, securities and/or cash totaling $26,178,508 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Brent Crude	269	USD	13,119,130	07/2017	—	(392,976)
Coffee C	209	USD	9,851,738	09/2017	—	(244,377)
Copper	574	USD	38,902,850	09/2017	1,362,774	—
Corn	1,995	USD	38,004,750	09/2017	—	(1,006,472)
Cotton	123	USD	4,218,285	12/2017	57,496	—
Cotton	61	USD	2,091,995	12/2017	—	(10,887)
Gold 100 oz.	418	USD	51,928,140	08/2017	670,734	—
Gold 100 oz.	18	USD	2,236,140	08/2017	—	(4,028)
HRW Wheat	450	USD	11,913,750	09/2017	995,826	—
Lead	212	USD	12,156,875	09/2017	595,863	—
Lean Hogs	152	USD	5,092,000	08/2017	476,402	—
Lean Hogs	148	USD	4,958,000	08/2017	295,894	—
Live Cattle	349	USD	16,235,480	08/2017	1,353,362	—
Live Cattle	70	USD	3,256,400	08/2017	—	(187,766)
Natural Gas	891	USD	27,781,380	10/2017	—	(1,975,584)
NY Harbor ULSD	249	USD	15,768,572	10/2017	12,005	—
Primary Aluminum	508	USD	24,377,650	09/2017	239,286	—
RBOB Gasoline	736	USD	46,791,494	07/2017	2,049,345	—
Silver	238	USD	19,786,130	09/2017	—	(762,394)
Soybean	281	USD	13,414,238	11/2017	564,177	—
Soybean	281	USD	13,414,238	11/2017	492,355	—
Soybean Meal	383	USD	11,918,960	12/2017	458,864	—
Soybean Meal	218	USD	6,784,160	12/2017	241,009	—
Soybean Oil	398	USD	7,961,592	12/2017	238,340	—
Sugar #11	841	USD	13,007,915	09/2017	939,021	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Wheat	627	USD	16,490,100	09/2017	2,128,430	—
WTI Crude	624	USD	28,728,960	07/2017	—	(93,226)
Zinc	135	USD	9,315,000	09/2017	989,204	—
Total			469,505,922		14,160,387	(4,677,710)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	103,480,690	268,500,827	(289,569,109)	82,412,408	(2,410)	367,396	82,412,408
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	135,537,400	—	—	—	135,537,400
U.S. Government & Agency Obligations	—	217,476,469	—	—	217,476,469
Money Market Funds	—	—	—	82,412,408	82,412,408
Total Investments	135,537,400	217,476,469	—	82,412,408	435,426,277
Derivatives
Asset
Futures Contracts	14,160,387	—	—	—	14,160,387
Liability
Futures Contracts	(4,677,710)	—	—	—	(4,677,710)
Total	145,020,077	217,476,469	—	82,412,408	444,908,954
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	7

Consolidated Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$353,130,458
Affiliated issuers, at cost	82,409,575
Total investments, at cost	435,540,033
Investments, at value
Unaffiliated issuers, at value	353,013,869
Affiliated issuers, at value	82,412,408
Total investments, at value	435,426,277
Cash	157,444
Margin deposits	26,178,508
Receivable for:
Dividends	59,866
Variation margin for futures contracts	7,910,533
Total assets	469,732,628
Liabilities
Payable for:
Capital shares purchased	14,238
Variation margin for futures contracts	452,898
Management services fees	7,483
Distribution and/or service fees	88
Transfer agent fees	713
Compensation of board members	17,813
Compensation of chief compliance officer	81
Other expenses	34,042
Total liabilities	527,356
Net assets applicable to outstanding capital stock	$469,205,272
Represented by
Paid in capital	546,926,876
Excess of distributions over net investment income	(38,148,388)
Accumulated net realized loss	(48,942,137)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(116,589)
Investments - affiliated issuers	2,833
Futures contracts	9,482,677
Total - representing net assets applicable to outstanding capital stock	$469,205,272
Class 1
Net assets	$455,343,250
Shares outstanding	81,013,075
Net asset value per share	$5.62
Class 2
Net assets	$13,862,022
Shares outstanding	2,485,240
Net asset value per share	$5.58
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Consolidated Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$367,396
Interest	1,139,938
Total income	1,507,334
Expenses:
Management services fees	1,511,983
Distribution and/or service fees
Class 2	15,942
Transfer agent fees
Class 1	140,174
Class 2	3,826
Compensation of board members	9,178
Custodian fees	16,121
Printing and postage fees	4,812
Audit fees	18,294
Legal fees	4,907
Compensation of chief compliance officer	24
Other	8,710
Total expenses	1,733,971
Net investment loss	(226,637)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(42,871)
Investments — affiliated issuers	(2,410)
Futures contracts	(35,236,906)
Net realized loss	(35,282,187)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(98,763)
Investments — affiliated issuers	2,833
Futures contracts	8,902,177
Net change in unrealized appreciation (depreciation)	8,806,247
Net realized and unrealized loss	(26,475,940)
Net decrease in net assets resulting from operations	$(26,702,577)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	9

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(226,637)	$(889,368)
Net realized gain (loss)	(35,282,187)	23,061,465
Net change in unrealized appreciation (depreciation)	8,806,247	1,065,794
Net increase (decrease) in net assets resulting from operations	(26,702,577)	23,237,891
Distributions to shareholders
Net investment income
Class 1	(27,382,146)	—
Class 2	(806,582)	—
Total distributions to shareholders	(28,188,728)	—
Increase in net assets from capital stock activity	32,446,587	422,535,665
Total increase (decrease) in net assets	(22,444,718)	445,773,556
Net assets at beginning of period	491,649,990	45,876,434
Net assets at end of period	$469,205,272	$491,649,990
Excess of distributions over net investment income	$(38,148,388)	$(9,733,023)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	35,346	214,158	68,498,849	416,133,163
Distributions reinvested	4,951,564	27,382,146	—	—
Redemptions	(5,997)	(36,782)	(6,484)	(36,963)
Net increase	4,980,913	27,559,522	68,492,365	416,096,200
Class 2
Subscriptions	851,908	5,248,103	1,543,078	9,409,591
Distributions reinvested	146,918	806,582	—	—
Redemptions	(193,579)	(1,167,620)	(499,273)	(2,970,126)
Net increase	805,247	4,887,065	1,043,805	6,439,465
Total net increase	5,786,160	32,446,587	69,536,170	422,535,665
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	11

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class 1
6/30/2017 (c)	$6.33	(0.00) (d)	(0.35)	(0.35)	(0.36)
12/31/2016	$5.61	(0.02)	0.74	0.72	—
12/31/2015	$7.34	(0.05)	(1.68)	(1.73)	—
12/31/2014	$9.32	(0.07)	(1.91)	(1.98)	—
12/31/2013 (f)	$9.86	(0.05)	(0.49)	(0.54)	—
Class 2
6/30/2017 (c)	$6.27	(0.01)	(0.34)	(0.35)	(0.34)
12/31/2016	$5.58	(0.04)	0.73	0.69	—
12/31/2015	$7.32	(0.07)	(1.67)	(1.74)	—
12/31/2014	$9.32	(0.09)	(1.91)	(2.00)	—
12/31/2013 (f)	$9.86	(0.06)	(0.48)	(0.54)	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Based on operations from April 30, 2013 (fund commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	$5.62	(5.44%)	0.72% (e)	0.72% (e)	(0.09%) (e)	0%	$455,343
—	$6.33	12.83%	0.74%	0.74%	(0.39%)	0%	$481,110
—	$5.61	(23.57%)	0.88%	0.88%	(0.77%)	0%	$42,326
—	$7.34	(21.24%)	0.78%	0.78%	(0.71%)	0%	$66,873
—	$9.32	(5.48%)	0.85% (e)	0.85% (e)	(0.77%) (e)	449%	$120,651

(0.34)	$5.58	(5.41%)	0.97% (e)	0.97% (e)	(0.33%) (e)	0%	$13,862
—	$6.27	12.37%	0.99%	0.99%	(0.63%)	0%	$10,540
—	$5.58	(23.77%)	1.15%	1.15%	(1.02%)	0%	$3,550
—	$7.32	(21.46%)	1.03%	1.03%	(0.96%)	0%	$1,492
—	$9.32	(5.48%)	1.09% (e)	1.09% (e)	(1.02%) (e)	449%	$664
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	13

Notes to Consolidated Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2017, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	15.00%
Net assets	$70,384,299
Net investment loss	(68,845)
Net realized loss	(35,237,383)
Net change in unrealized appreciation (depreciation)	8,902,974
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	15

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	14,160,387*

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	4,677,710*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(35,236,906)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	8,902,177
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	477,460,932

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	17

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	19

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	1.01%	1.12%
Class 2	1.26	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
435,540,000	3,000	(117,000)	(114,000)
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	484	—	484
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2017, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 97.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	23

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	25

Approval of Management and Subadvisory
Agreements  (continued)
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2017	27

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6631 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Disciplined Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2010
Peter Albanese
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	9.13	17.48	14.06	6.07
Class 2 *	05/03/10	8.97	17.19	13.77	5.83
Class 3	10/13/81	9.05	17.35	13.92	5.97
S&P 500 Index		9.34	17.90	14.63	7.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Microsoft Corp.	3.8
JPMorgan Chase & Co.	3.2
Facebook, Inc., Class A	3.1
Bank of America Corp.	2.8
Apple, Inc.	2.8
Pfizer, Inc.	2.6
Boeing Co. (The)	2.4
Merck & Co., Inc.	2.4
AT&T, Inc.	2.4
Cisco Systems, Inc.	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.9
Consumer Staples	9.4
Energy	6.1
Financials	14.2
Health Care	14.7
Industrials	10.1
Information Technology	22.5
Materials	2.6
Real Estate	2.7
Telecommunication Services	2.4
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,091.30	1,021.39	3.70	3.58	0.71
Class 2	1,000.00	1,000.00	1,089.70	1,020.14	5.00	4.84	0.96
Class 3	1,000.00	1,000.00	1,090.50	1,020.79	4.33	4.18	0.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.8%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Diversified Consumer Services 0.2%
H&R Block, Inc.	281,900	8,713,529
Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	1,059,400	95,812,136
Hilton Worldwide Holdings, Inc.	160,300	9,914,555
Total		105,726,691
Household Durables 0.2%
Newell Brands, Inc.	185,900	9,967,958
Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.(a)	26,000	25,168,000
Leisure Products 0.5%
Hasbro, Inc.	246,500	27,487,215
Media 2.7%
Comcast Corp., Class A	2,564,800	99,822,016
News Corp., Class A	2,690,600	36,861,220
Total		136,683,236
Multiline Retail 0.7%
Kohl’s Corp.	864,600	33,434,082
Specialty Retail 5.0%
Best Buy Co., Inc.	1,707,300	97,879,509
Ross Stores, Inc.	1,383,600	79,875,228
TJX Companies, Inc. (The)	1,072,700	77,416,759
Total		255,171,496
Total Consumer Discretionary		602,352,207
Consumer Staples 9.4%
Food & Staples Retailing 3.9%
CVS Health Corp.	276,700	22,263,282
SYSCO Corp.	1,357,100	68,302,843
Wal-Mart Stores, Inc.	1,438,400	108,858,112
Total		199,424,237
Food Products 1.8%
Tyson Foods, Inc., Class A	1,451,300	90,894,919
Household Products 0.5%
Procter & Gamble Co. (The)	270,900	23,608,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.2%
Altria Group, Inc.	1,347,300	100,333,431
Philip Morris International, Inc.	551,800	64,808,910
Total		165,142,341
Total Consumer Staples		479,070,432
Energy 6.1%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	1,220,200	66,513,102
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	458,600	47,845,738
ConocoPhillips	1,794,400	78,881,824
Exxon Mobil Corp.	52,300	4,222,179
HollyFrontier Corp.	426,000	11,702,220
Marathon Petroleum Corp.	95,300	4,987,049
Valero Energy Corp.	1,387,500	93,600,750
Total		241,239,760
Total Energy		307,752,862
Financials 14.2%
Banks 6.4%
Bank of America Corp.	5,836,700	141,598,342
Fifth Third Bancorp	896,500	23,273,140
JPMorgan Chase & Co.	1,772,500	162,006,500
Total		326,877,982
Capital Markets 3.4%
CME Group, Inc.	39,500	4,946,980
Franklin Resources, Inc.	285,500	12,787,545
Morgan Stanley	1,062,900	47,362,824
S&P Global, Inc.	707,200	103,244,128
T. Rowe Price Group, Inc.	61,500	4,563,915
Total		172,905,392
Consumer Finance 0.3%
Navient Corp.	903,800	15,048,270
Insurance 4.1%
Allstate Corp. (The)	597,300	52,825,212
Marsh & McLennan Companies, Inc.	820,800	63,989,568
Prudential Financial, Inc.	820,000	88,674,800
Total		205,489,580
Total Financials		720,321,224

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.7%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.(a)	197,800	24,066,326
Biogen, Inc.(a)	110,800	30,066,688
BioMarin Pharmaceutical, Inc.(a)	133,800	12,151,716
Celgene Corp.(a)	337,100	43,779,177
TESARO, Inc.(a)	74,800	10,461,528
Vertex Pharmaceuticals, Inc.(a)	245,600	31,650,472
Total		152,175,907
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	1,723,000	104,310,420
Becton Dickinson and Co.	26,100	5,092,371
Total		109,402,791
Health Care Providers & Services 2.6%
Centene Corp.(a)	605,800	48,391,304
Express Scripts Holding Co.(a)	659,300	42,089,712
McKesson Corp.	242,000	39,818,680
Total		130,299,696
Pharmaceuticals 7.0%
Johnson & Johnson	601,600	79,585,664
Mallinckrodt PLC(a)	471,300	21,118,953
Merck & Co., Inc.	1,899,600	121,745,364
Pfizer, Inc.	3,928,600	131,961,674
Total		354,411,655
Total Health Care		746,290,049
Industrials 10.0%
Aerospace & Defense 3.8%
Boeing Co. (The)	623,600	123,316,900
Lockheed Martin Corp.	244,700	67,931,167
Total		191,248,067
Airlines 1.8%
Southwest Airlines Co.	1,521,500	94,546,010
Commercial Services & Supplies 0.2%
Waste Management, Inc.	129,800	9,520,830
Electrical Equipment 0.6%
Rockwell Automation, Inc.	190,700	30,885,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.1%
Honeywell International, Inc.	794,000	105,832,260
Machinery 0.6%
Ingersoll-Rand PLC	332,800	30,414,592
Professional Services 0.5%
Nielsen Holdings PLC	696,700	26,934,422
Road & Rail 0.1%
Union Pacific Corp.	54,000	5,881,140
Trading Companies & Distributors 0.3%
WW Grainger, Inc.	82,100	14,821,513
Total Industrials		510,084,606
Information Technology 22.4%
Communications Equipment 2.9%
Cisco Systems, Inc.	3,775,200	118,163,760
F5 Networks, Inc.(a)	246,700	31,345,702
Total		149,509,462
Internet Software & Services 5.8%
Alphabet, Inc., Class A(a)	61,000	56,710,480
Facebook, Inc., Class A(a)	1,033,600	156,052,928
VeriSign, Inc.(a)	906,700	84,286,832
Total		297,050,240
IT Services 1.9%
MasterCard, Inc., Class A	813,400	98,787,430
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	122,100	5,043,951
Broadcom Ltd.	412,500	96,133,125
Intel Corp.	694,200	23,422,308
Total		124,599,384
Software 6.3%
Adobe Systems, Inc.(a)	323,500	45,755,840
Electronic Arts, Inc.(a)	740,600	78,296,232
Microsoft Corp.(b)	2,819,500	194,348,135
Total		318,400,207

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	968,800	139,526,576
HP, Inc.	694,000	12,131,120
Total		151,657,696
Total Information Technology		1,140,004,419
Materials 2.6%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	1,102,400	93,031,536
Containers & Packaging 0.4%
International Paper Co.	326,600	18,488,826
Metals & Mining 0.4%
Newmont Mining Corp.(a)	649,400	21,034,066
Total Materials		132,554,428
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	740,100	97,930,032
Host Hotels & Resorts, Inc.	1,459,300	26,661,411
SL Green Realty Corp.	107,800	11,405,240
Total		135,996,683
Total Real Estate		135,996,683
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	3,186,400	120,222,872
Total Telecommunication Services		120,222,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.4%
Electric Utilities 1.7%
Entergy Corp.	1,084,800	83,280,096
Multi-Utilities 1.7%
Ameren Corp.	418,200	22,862,994
CenterPoint Energy, Inc.	2,373,100	64,975,478
Total		87,838,472
Total Utilities		171,118,568
Total Common Stocks (Cost $4,445,151,862)		5,065,768,350

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	12,619,904	12,619,904
Total Money Market Funds (Cost $12,619,890)		12,619,904
Total Investments (Cost: $4,457,771,752)		5,078,388,254
Other Assets & Liabilities, Net		(2,942,580)
Net Assets		5,075,445,674

At June 30, 2017, securities and/or cash totaling $1,483,406 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	146	USD	17,672,570	09/2017	—	(40,512)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	19,792,593	164,060,336	(171,233,025)	12,619,904	(2,728)	143,474	12,619,904
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	602,352,207	—	—	—	602,352,207
Consumer Staples	479,070,432	—	—	—	479,070,432
Energy	307,752,862	—	—	—	307,752,862
Financials	720,321,224	—	—	—	720,321,224
Health Care	746,290,049	—	—	—	746,290,049
Industrials	510,084,606	—	—	—	510,084,606
Information Technology	1,140,004,419	—	—	—	1,140,004,419
Materials	132,554,428	—	—	—	132,554,428
Real Estate	135,996,683	—	—	—	135,996,683
Telecommunication Services	120,222,872	—	—	—	120,222,872
Utilities	171,118,568	—	—	—	171,118,568
Total Common Stocks	5,065,768,350	—	—	—	5,065,768,350
Money Market Funds	—	—	—	12,619,904	12,619,904
Total Investments	5,065,768,350	—	—	12,619,904	5,078,388,254
Derivatives
Liability
Futures Contracts	(40,512)	—	—	—	(40,512)
Total	5,065,727,838	—	—	12,619,904	5,078,347,742
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$4,445,151,862
Affiliated issuers, at cost	12,619,890
Total investments, at cost	4,457,771,752
Investments, at value
Unaffiliated issuers, at value	5,065,768,350
Affiliated issuers, at value	12,619,904
Total investments, at value	5,078,388,254
Receivable for:
Capital shares sold	373,227
Dividends	5,083,357
Foreign tax reclaims	26,624
Variation margin for futures contracts	24,775
Total assets	5,083,896,237
Liabilities
Due to custodian	26,624
Payable for:
Capital shares purchased	5,064,212
Management services fees	2,661,145
Distribution and/or service fees	132,914
Transfer agent fees	251,931
Compensation of board members	137,298
Compensation of chief compliance officer	593
Other expenses	175,846
Total liabilities	8,450,563
Net assets applicable to outstanding capital stock	$5,075,445,674
Represented by
Trust capital	$5,075,445,674
Total - representing net assets applicable to outstanding capital stock	$5,075,445,674
Class 1
Net assets	$3,813,830,871
Shares outstanding	89,363,826
Net asset value per share	$42.68
Class 2
Net assets	$20,311,903
Shares outstanding	484,372
Net asset value per share	$41.93
Class 3
Net assets	$1,241,302,900
Shares outstanding	29,359,285
Net asset value per share	$42.28
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$56,322,051
Dividends — affiliated issuers	143,474
Total income	56,465,525
Expenses:
Management services fees	15,822,388
Distribution and/or service fees
Class 2	24,236
Class 3	773,847
Transfer agent fees
Class 1	1,118,943
Class 2	5,816
Class 3	371,434
Compensation of board members	46,113
Custodian fees	19,134
Printing and postage fees	140,794
Audit fees	15,457
Legal fees	21,701
Compensation of chief compliance officer	515
Other	40,227
Total expenses	18,400,605
Net investment income	38,064,920
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	168,569,724
Investments — affiliated issuers	(2,728)
Futures contracts	4,637,145
Net realized gain	173,204,141
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	221,887,253
Investments — affiliated issuers	807
Futures contracts	82,842
Net change in unrealized appreciation (depreciation)	221,970,902
Net realized and unrealized gain	395,175,043
Net increase in net assets resulting from operations	$433,239,963
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$38,064,920	$74,866,001
Net realized gain	173,204,141	68,665,506
Net change in unrealized appreciation (depreciation)	221,970,902	215,238,565
Net increase in net assets resulting from operations	433,239,963	358,770,072
Increase (decrease) in net assets from capital stock activity	(173,711,307)	218,229,689
Total increase in net assets	259,528,656	576,999,761
Net assets at beginning of period	4,815,917,018	4,238,917,257
Net assets at end of period	$5,075,445,674	$4,815,917,018
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,448,134	59,535,029	17,756,272	647,064,431
Redemptions	(3,709,774)	(153,462,005)	(7,393,873)	(270,736,434)
Net increase (decrease)	(2,261,640)	(93,926,976)	10,362,399	376,327,997
Class 2
Subscriptions	37,377	1,519,427	73,246	2,649,143
Redemptions	(31,250)	(1,257,837)	(68,933)	(2,476,419)
Net increase	6,127	261,590	4,313	172,724
Class 3
Subscriptions	6,111	245,800	25,204	863,396
Redemptions	(1,959,763)	(80,291,721)	(4,373,318)	(159,134,428)
Net decrease	(1,953,652)	(80,045,921)	(4,348,114)	(158,271,032)
Total net increase (decrease)	(4,209,165)	(173,711,307)	6,018,598	218,229,689
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$39.11	0.32	3.25	3.57
12/31/2016	$36.19	0.62	2.30	2.92
12/31/2015	$35.87	0.57	(0.25)	0.32
12/31/2014	$31.09	0.48	4.30	4.78
12/31/2013	$23.24	0.39	7.46	7.85
12/31/2012	$20.38	0.38	2.48	2.86
Class 2
6/30/2017 (c)	$38.48	0.26	3.19	3.45
12/31/2016	$35.69	0.52	2.27	2.79
12/31/2015	$35.47	0.47	(0.25)	0.22
12/31/2014	$30.82	0.38	4.27	4.65
12/31/2013	$23.09	0.33	7.40	7.73
12/31/2012	$20.30	0.34	2.45	2.79
Class 3
6/30/2017 (c)	$38.77	0.29	3.22	3.51
12/31/2016	$35.92	0.57	2.28	2.85
12/31/2015	$35.65	0.52	(0.25)	0.27
12/31/2014	$30.94	0.42	4.29	4.71
12/31/2013	$23.15	0.35	7.44	7.79
12/31/2012	$20.33	0.35	2.47	2.82

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$42.68	9.13%	0.71% (d)	0.71% (d)	1.56% (d)	37%	$3,813,831
$39.11	8.07%	0.71%	0.71%	1.70%	80%	$3,583,512
$36.19	0.89%	0.73%	0.73%	1.58%	78%	$2,941,017
$35.87	15.38%	0.74%	0.74%	1.45%	76%	$1,399,482
$31.09	33.78%	0.79%	0.79%	1.37%	69%	$618,147
$23.24	14.03%	0.80%	0.77%	1.68%	87%	$6

$41.93	8.97%	0.96% (d)	0.96% (d)	1.31% (d)	37%	$20,312
$38.48	7.82%	0.96%	0.96%	1.45%	80%	$18,402
$35.69	0.62%	0.98%	0.98%	1.31%	78%	$16,917
$35.47	15.09%	1.00%	1.00%	1.17%	76%	$9,531
$30.82	33.48%	1.04%	1.04%	1.21%	69%	$3,723
$23.09	13.74%	1.05%	1.04%	1.51%	87%	$1,101

$42.28	9.05%	0.83% (d)	0.83% (d)	1.43% (d)	37%	$1,241,303
$38.77	7.94%	0.83%	0.83%	1.58%	80%	$1,214,003
$35.92	0.76%	0.85%	0.85%	1.44%	78%	$1,280,983
$35.65	15.22%	0.87%	0.87%	1.30%	76%	$1,411,277
$30.94	33.65%	0.92%	0.92%	1.31%	69%	$1,404,866
$23.15	13.87%	0.93%	0.90%	1.54%	87%	$1,211,173
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	40,512
18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,637,145

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	82,842
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	28,712,545

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.63% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.75%
Class 2	1.00
Class 3	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,808,775,564 and $1,930,556,063, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	23

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
24	| Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed certain periods of underperformance, but noted that longer term performance has met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
| Semiannual Report 2017	25

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	| Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2017	27

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Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2006 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Co-lead manager
Managed Fund since 2011
Leonard Aplet, CFA
Co-lead manager
Managed Fund since 2011
Brian Lavin, CFA
Co-manager
Managed Fund since 2011
Gregory Liechty
Co-manager
Managed Fund since 2011
Ronald Stahl, CFA
Co-manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	06/25/14	7.63	11.28	10.78	5.75
Class 2 *	06/25/14	7.51	10.99	10.53	5.55
Class 3	04/30/86	7.56	11.07	10.66	5.70
Blended Benchmark		6.48	10.33	9.64	6.40
S&P 500 Index		9.34	17.90	14.63	7.18
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	4.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Apple, Inc.	2.8
Philip Morris International, Inc.	2.2
JPMorgan Chase & Co.	2.1
Citigroup, Inc.	2.1
Facebook, Inc., Class A	2.1
Berkshire Hathaway, Inc., Class B	2.0
Microsoft Corp.	2.0
Alphabet, Inc., Class C	1.8
Johnson & Johnson	1.8
Comcast Corp., Class A	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	3.3
Commercial Mortgage-Backed Securities - Agency	2.1
Commercial Mortgage-Backed Securities - Non-Agency	2.0
Common Stocks	60.8
Corporate Bonds & Notes	12.0
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.7
Money Market Funds	5.7
Residential Mortgage-Backed Securities - Agency	7.8
Residential Mortgage-Backed Securities - Non-Agency	1.5
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	1.3
U.S. Treasury Obligations	2.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	13.1
Consumer Staples	7.0
Energy	6.5
Financials	18.1
Health Care	16.6
Industrials	8.5
Information Technology	22.5
Materials	2.3
Real Estate	1.6
Telecommunication Services	2.5
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,076.30	1,021.34	3.73	3.63	0.72
Class 2	1,000.00	1,000.00	1,075.10	1,020.09	5.02	4.89	0.97
Class 3	1,000.00	1,000.00	1,075.60	1,020.44	4.66	4.53	0.90
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2012-5 Class A
09/15/2019	1.540%	775,000	775,136
American Credit Acceptance Receivables Trust(a)
Series 2015-3 Class A
09/12/2019	1.950%	13,253	13,252
Series 2016-1A Class A
05/12/2020	2.370%	62,969	62,997
Series 2016-3 Class A
11/12/2020	1.700%	440,493	439,856
Series 2016-4 Class A
06/12/2020	1.500%	974,328	973,431
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/2018	1.110%	152,075	151,834
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	800,000	792,377
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	358,649	358,209
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/2019	1.330%	55,816	55,808
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	141,528	141,414
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/2018	1.460%	573,298	572,443
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	1,850,000	1,844,774
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	267,436	267,861
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	166,638	165,758
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/2019	1.440%	589,241	588,362
Exeter Automobile Receivables Trust(a)
Series 2015-2A Class A
11/15/2019	1.540%	87,130	87,118
Series 2015-3A Class A
03/16/2020	2.000%	222,518	222,563
Series 2016-1A Class A
07/15/2020	2.350%	186,965	186,921
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class A
11/16/2020	1.840%	407,203	406,059
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	2,600,000	2,630,464
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/2020	1.420%	937,000	936,606
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	1,375,000	1,376,237
Series 2017-1 Class A1
05/15/2022	2.070%	1,650,000	1,647,976
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	460,000	458,635
Series 2017-2 Class A3
09/21/2020	2.020%	725,000	723,604
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	900,000	900,219
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/2020	2.270%	1,025,000	1,016,638
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	338,202	336,055
Series 2014-AA Class A
11/25/2026	1.770%	492,016	482,906
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	700,000	699,796
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	1,815,000	1,813,381
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	675,000	670,379
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	318,842	316,109
Series 2016-1A Class A
12/20/2033	2.250%	792,920	776,749
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	695,162	695,208
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	254,864	253,268

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	650,000	649,140
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	153,012	153,194
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/2029	1.440%	75,926	75,345
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	685,241	684,990
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	915,361	900,043
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	1,187,022	1,208,577
SLM Private Education Loan Trust(a),(b)
Series 2014-A Class A1
07/15/2022	1.759%	31,096	31,093
SLM Student Loan Trust(b)
Series 2005-4 Class A3
01/25/2027	1.276%	1,899,442	1,889,191
Series 2006-5 Class A5
01/25/2027	1.266%	608,763	607,461
SMART ABS Trust
Series 2015-1US Class A3A
09/14/2018	1.500%	176,564	176,390
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/2023	1.859%	56,844	56,847
SoFi Consumer Loan Program LLC(a),(c)
Series 2017-4 Class A
05/26/2026	2.500%	975,000	974,824
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	181,053	180,674
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,550,000	1,542,083
Series 2016-2A Class A
05/20/2021	1.680%	2,000,000	1,994,537
Series 2017-1A Class A
09/20/2021	2.060%	875,000	878,664
Series 2017-2A Class A
12/20/2021	1.920%	475,000	475,228
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	891,981	891,059
Total Asset-Backed Securities — Non-Agency (Cost $37,260,149)			37,209,743

Commercial Mortgage-Backed Securities - Agency 2.1%

Government National Mortgage Association
Series 2011-161 Class A
01/16/2034	1.738%	27,073	27,051
Series 2012-111 Class AC
04/16/2047	2.211%	19,902	19,887
Series 2012-25 Class A
11/16/2042	2.575%	1,096,789	1,099,916
Series 2013-12 Class A
10/16/2042	1.410%	1,578,526	1,546,361
Series 2013-126 Class AB
04/16/2038	1.540%	842,230	831,572
Series 2013-146 Class AH
08/16/2040	2.000%	776,600	772,367
Series 2013-17 Class AH
10/16/2043	1.558%	769,128	752,431
Series 2013-194 Class AB
05/16/2038	2.250%	509,785	507,700
Series 2013-2 Class AB
12/16/2042	1.600%	512,293	508,255
Series 2013-30 Class A
05/16/2042	1.500%	1,506,133	1,475,980
Series 2013-32 Class AB
01/16/2042	1.900%	529,352	522,050
Series 2013-33 Class A
07/16/2038	1.061%	1,641,666	1,602,885
Series 2013-40 Class A
10/16/2041	1.511%	800,746	787,374
Series 2013-45 Class A
10/16/2040	1.450%	1,438,498	1,418,380
Series 2013-50 Class AH
06/16/2039	2.100%	951,133	946,403
Series 2013-57 Class A
06/16/2037	1.350%	2,127,345	2,082,966
Series 2013-61 Class A
01/16/2043	1.450%	1,034,534	1,005,062
Series 2013-73 Class AE
01/16/2039	1.350%	1,564,740	1,538,217
Series 2013-78 Class AB
07/16/2039	1.624%	951,802	935,336

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-24 Class BA
07/16/2038	2.100%	685,989	683,805
Series 2014-47 Class AB
08/16/2040	2.250%	75,029	75,011
Series 2014-64 Class A
02/16/2045	2.200%	562,206	561,279
Series 2014-67 Class AE
05/16/2039	2.150%	311,738	313,562
Series 2015-109 Class A
02/16/2040	2.528%	490,359	490,703
Series 2015-21 Class A
11/16/2042	2.600%	733,413	736,122
Series 2015-5 Class KA
11/16/2039	2.500%	420,347	419,607
Series 2015-78 Class A
06/16/2040	2.918%	1,003,252	1,010,897
Series 2015-85 Class AF
05/16/2044	2.400%	381,374	381,754
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,494,840)			23,052,933

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,272,977	1,308,614
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,241,354	1,301,323
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,380,228	1,437,956
Series 2015-SFR2 Class A
10/17/2045	3.732%	753,084	786,384
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	270,582	278,831
CD Mortgage Trust
Series 2007-CD5 Class A4
11/15/2044	5.886%	74,516	74,577
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	2,148,063	2,152,714
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	226,767	225,591
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	1,675,000	1,704,189
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,482,590	1,485,183
Series 2013-LC13 Class A2
08/10/2046	3.009%	2,725,000	2,763,224
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	241,881
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	181,218	186,086
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	869,841	883,605
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	500,000	534,392
Series 2010-CNTR Class A2
08/05/2032	4.311%	700,000	733,051
Series 2011-C3 Class A4
02/15/2046	4.717%	650,000	695,835
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09/15/2045	5.866%	398,607	401,758
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	607,127	605,923
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	450,000	487,215
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	976,062
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,498,366	2,519,384
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	925,000	937,374
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $22,579,657)			22,721,152

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks 60.5%
Issuer	Shares	Value ($)
Consumer Discretionary 7.9%
Hotels, Restaurants & Leisure 1.7%
Marriott International, Inc., Class A	16,796	1,684,807
McDonald’s Corp.	51,530	7,892,335
Royal Caribbean Cruises Ltd.	15,840	1,730,203
Starbucks Corp.	123,350	7,192,538
Total		18,499,883
Household Durables 0.3%
Newell Brands, Inc.	68,530	3,674,578
Internet & Direct Marketing Retail 0.6%
Expedia, Inc.	26,110	3,889,085
Liberty Interactive Corp., Class A(d)	132,030	3,240,016
Total		7,129,101
Media 2.3%
Comcast Corp., Class A	456,254	17,757,406
Walt Disney Co. (The)	79,825	8,481,406
Total		26,238,812
Multiline Retail 0.4%
Dollar General Corp.	56,885	4,100,840
Specialty Retail 1.3%
Lowe’s Companies, Inc.	180,544	13,997,576
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	165,295	7,825,065
PVH Corp.	61,831	7,079,650
Total		14,904,715
Total Consumer Discretionary		88,545,505
Consumer Staples 4.2%
Beverages 1.0%
PepsiCo, Inc.	97,075	11,211,192
Food & Staples Retailing 0.7%
CVS Health Corp.	35,006	2,816,582
Kroger Co. (The)	94,240	2,197,677
SYSCO Corp.	59,206	2,979,838
Total		7,994,097
Food Products 0.5%
Kellogg Co.	76,500	5,313,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.0%
Philip Morris International, Inc.	194,560	22,851,072
Total Consumer Staples		47,370,051
Energy 3.9%
Energy Equipment & Services 0.6%
Halliburton Co.	175,735	7,505,642
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.(d)	262,884	7,581,575
Chevron Corp.	104,271	10,878,593
EOG Resources, Inc.	63,228	5,723,399
Exxon Mobil Corp.	155,980	12,592,265
Total		36,775,832
Total Energy		44,281,474
Financials 10.9%
Banks 5.4%
Citigroup, Inc.	328,798	21,990,010
JPMorgan Chase & Co.	244,445	22,342,273
Wells Fargo & Co.	300,721	16,662,951
Total		60,995,234
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	295,206	15,061,410
BlackRock, Inc.	4,338	1,832,414
Invesco Ltd.	48,962	1,722,973
Morgan Stanley	234,825	10,463,802
S&P Global, Inc.	19,130	2,792,789
Total		31,873,388
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(d)	123,152	20,858,254
Insurance 0.8%
Aon PLC	67,730	9,004,704
Total Financials		122,731,580

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.1%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.(d)	24,900	3,029,583
Biogen, Inc.(d)	19,475	5,284,736
Celgene Corp.(d)	85,200	11,064,924
Vertex Pharmaceuticals, Inc.(d)	23,989	3,091,463
Total		22,470,706
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	163,229	7,934,562
Medtronic PLC	63,546	5,639,707
Zimmer Biomet Holdings, Inc.	42,080	5,403,072
Total		18,977,341
Health Care Providers & Services 2.3%
Anthem, Inc.	44,360	8,345,447
Cardinal Health, Inc.	91,199	7,106,226
CIGNA Corp.	63,070	10,557,287
Total		26,008,960
Pharmaceuticals 4.1%
Allergan PLC	36,620	8,901,956
Bristol-Myers Squibb Co.	101,730	5,668,396
Johnson & Johnson	144,401	19,102,808
Pfizer, Inc.	350,080	11,759,187
Total		45,432,347
Total Health Care		112,889,354
Industrials 5.2%
Air Freight & Logistics 1.5%
FedEx Corp.	76,950	16,723,544
Building Products 0.5%
Johnson Controls International PLC	138,786	6,017,761
Electrical Equipment 0.5%
Eaton Corp. PLC	71,999	5,603,682
Industrial Conglomerates 2.2%
General Electric Co.	297,538	8,036,501
Honeywell International, Inc.	123,206	16,422,128
Total		24,458,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.5%
Nielsen Holdings PLC	129,470	5,005,310
Total Industrials		57,808,926
Information Technology 13.6%
Communications Equipment 0.2%
Palo Alto Networks, Inc.(d)	14,705	1,967,676
Internet Software & Services 4.5%
Alphabet, Inc., Class A(d)	10,574	9,830,436
Alphabet, Inc., Class C(d)	21,193	19,258,715
Facebook, Inc., Class A(d)	143,355	21,643,738
Total		50,732,889
IT Services 2.2%
Fidelity National Information Services, Inc.	92,120	7,867,048
FleetCor Technologies, Inc.(d)	6,800	980,628
MasterCard, Inc., Class A	103,486	12,568,375
Total System Services, Inc.	67,420	3,927,215
Total		25,343,266
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd.	60,659	14,136,580
Software 2.8%
Activision Blizzard, Inc.	142,440	8,200,270
Electronic Arts, Inc.(d)	22,918	2,422,891
Microsoft Corp.	300,888	20,740,210
Total		31,363,371
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	202,147	29,113,211
Total Information Technology		152,656,993
Materials 1.4%
Chemicals 0.9%
Sherwin-Williams Co. (The)	29,053	10,196,441
Containers & Packaging 0.5%
Ball Corp.	47,820	2,018,482
Sealed Air Corp.	78,010	3,491,728
Total		5,510,210
Total Materials		15,706,651

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	82,374	10,899,728
Total Real Estate		10,899,728
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	325,805	12,292,622
Verizon Communications, Inc.	96,630	4,315,496
Total		16,608,118
Total Telecommunication Services		16,608,118
Utilities 0.8%
Electric Utilities 0.8%
Edison International	30,242	2,364,622
Southern Co. (The)	139,500	6,679,260
Total		9,043,882
Total Utilities		9,043,882
Total Common Stocks (Cost $551,448,715)		678,542,262

Corporate Bonds & Notes 12.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	840,000	875,682
Bombardier, Inc.(a)
12/01/2021	8.750%	26,000	28,904
L-3 Communications Corp.
12/15/2026	3.850%	1,075,000	1,104,564
Lockheed Martin Corp.
05/15/2036	4.500%	1,125,000	1,233,049
TransDigm, Inc.
05/15/2025	6.500%	148,000	151,169
Total			3,393,368
Automotive 0.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	59,000	59,176
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	31,000	31,335
Total			90,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.4%
Ally Financial, Inc.
03/30/2025	4.625%	65,000	66,428
Bank of America Corp.
01/24/2022	5.700%	2,025,000	2,281,630
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	1,000,000	1,029,656
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	1,036,944
BB&T Corp.(b)
05/01/2019	1.700%	1,000,000	1,004,265
Capital One Financial Corp.
03/09/2027	3.750%	1,300,000	1,299,455
Citigroup, Inc.
10/21/2026	3.200%	1,900,000	1,848,238
Credit Suisse AG
09/09/2024	3.625%	750,000	773,345
Discover Financial Services
02/09/2027	4.100%	1,085,000	1,089,650
Fifth Third Bancorp
03/15/2022	3.500%	890,000	921,472
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	2,000,000	2,075,502
HSBC Holdings PLC
05/25/2026	3.900%	1,400,000	1,444,528
Huntington National Bank (The)
06/30/2018	2.000%	955,000	958,214
ING Bank NV(a),(b)
03/22/2019	2.417%	900,000	911,904
JPMorgan Chase & Co.
08/15/2021	4.350%	2,175,000	2,325,797
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,259,862
PNC Bank NA
Subordinated
01/30/2023	2.950%	950,000	958,482
Regions Financial Corp.
02/08/2021	3.200%	995,000	1,017,850
State Street Corp.
11/20/2023	3.700%	850,000	897,478
Toronto-Dominion Bank (The)
07/02/2019	2.125%	703,000	706,357
U.S. Bancorp
Subordinated
04/27/2026	3.100%	775,000	766,501

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	1,700,000	1,737,293
Total			26,410,851
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a),(c)
07/15/2025	6.875%	25,000	25,284
Virtu Financial(a)
06/15/2022	6.750%	11,000	11,331
Total			36,615
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	62,000	65,473
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	53,000	57,074
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,475
US Concrete, Inc.(a)
06/01/2024	6.375%	26,000	27,365
Total			173,387
Cable and Satellite 0.3%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	68,000	71,466
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	97,000	103,243
02/15/2026	5.750%	33,000	35,294
05/01/2027	5.875%	22,000	23,439
Cequel Communications Holdings I LLC/Capital Corp.(a)
07/15/2025	7.750%	42,000	46,641
CSC Holdings LLC
06/01/2024	5.250%	34,000	34,699
CSC Holdings LLC(a)
10/15/2025	6.625%	52,000	57,234
10/15/2025	10.875%	64,000	76,909
DISH DBS Corp.
11/15/2024	5.875%	71,000	75,581
07/01/2026	7.750%	79,000	93,471
NBCUniversal Media LLC
04/01/2041	5.950%	750,000	957,590
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	40,000	41,423
07/15/2026	5.375%	31,000	32,168
Sirius XM Radio, Inc.(a),(c)
08/01/2027	5.000%	40,000	40,306
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a)
09/16/2024	3.750%	1,075,000	1,105,162
Time Warner Cable LLC
05/01/2037	6.550%	415,000	496,896
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	86,000	90,128
Videotron Ltd.
07/15/2022	5.000%	55,000	58,355
Virgin Media Finance PLC(a)
01/15/2025	5.750%	105,000	108,619
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	66,000	67,838
Total			3,616,462
Chemicals 0.4%
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	31,933
Atotech USA, Inc.(a)
02/01/2025	6.250%	55,000	56,563
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	41,000	42,477
Celanese U.S. Holdings LLC
11/15/2022	4.625%	1,200,000	1,292,431
Chemours Co. (The)
05/15/2025	7.000%	50,000	54,430
05/15/2027	5.375%	10,000	10,287
Dow Chemical Co. (The)
11/01/2029	7.375%	475,000	637,887
Eastman Chemical Co.
01/15/2020	2.700%	625,000	632,976
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	34,000	35,700
INEOS Group Holdings SA(a)
08/01/2024	5.625%	33,000	34,094
Koppers, Inc.(a)
02/15/2025	6.000%	14,000	14,881
LYB International Finance BV
03/15/2044	4.875%	1,000,000	1,061,643
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	28,000	30,969
02/01/2022	6.500%	42,000	43,394
PQ Corp.(a)
11/15/2022	6.750%	48,000	51,666
Venator Finance SARL/Materials Corp.(a),(c)
07/15/2025	5.750%	8,000	8,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(a)
10/01/2021	5.125%	29,000	31,058
Total			4,070,483
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	1,000,000	1,016,170
John Deere Capital Corp.
03/10/2020	2.050%	700,000	702,664
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	46,000	48,219
United Rentals North America, Inc.
09/15/2026	5.875%	77,000	81,925
05/15/2027	5.500%	33,000	34,004
Total			1,882,982
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2020	8.750%	28,000	28,884
12/01/2022	7.875%	94,000	102,015
Interval Acquisition Corp.
04/15/2023	5.625%	52,000	53,912
Total			184,811
Consumer Products 0.1%
Prestige Brands, Inc.(a)
03/01/2024	6.375%	62,000	66,121
Procter & Gamble Co. (The)
02/02/2026	2.700%	900,000	896,401
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	54,884
Spectrum Brands, Inc.
07/15/2025	5.750%	31,000	33,246
Springs Industries, Inc.
06/01/2021	6.250%	40,000	41,328
Tempur Sealy International, Inc.
10/15/2023	5.625%	18,000	18,675
06/15/2026	5.500%	15,000	15,247
Valvoline, Inc.(a)
07/15/2024	5.500%	41,000	43,602
Total			1,169,504
Diversified Manufacturing 0.0%
Entegris, Inc.(a)
04/01/2022	6.000%	39,000	40,799
SPX FLOW, Inc.(a)
08/15/2026	5.875%	38,000	39,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.
06/15/2024	5.375%	15,000	15,651
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	22,469
Total			118,302
Electric 1.1%
AES Corp. (The)
07/01/2021	7.375%	50,000	57,225
Arizona Public Service Co.
04/01/2042	4.500%	325,000	354,586
Calpine Corp.
01/15/2025	5.750%	40,000	37,621
CMS Energy Corp.
03/01/2024	3.875%	950,000	993,365
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	604,400
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	828,928
DTE Energy Co.
04/15/2033	6.375%	610,000	765,901
Dynegy, Inc.
11/01/2024	7.625%	23,000	22,310
Emera US Finance LP
06/15/2026	3.550%	750,000	752,788
Indiana Michigan Power Co.
03/15/2037	6.050%	585,000	723,963
Nevada Power Co.
08/01/2018	6.500%	650,000	682,915
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	740,346
NRG Energy, Inc.
05/01/2024	6.250%	21,000	21,272
05/15/2026	7.250%	8,000	8,300
01/15/2027	6.625%	28,000	28,059
NRG Yield Operating LLC
08/15/2024	5.375%	71,000	74,453
09/15/2026	5.000%	21,000	21,319
Pacific Gas & Electric Co.
03/01/2037	5.800%	700,000	888,658
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	47,000	49,423
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,000,000	1,027,852
Progress Energy, Inc.
03/01/2031	7.750%	500,000	701,741

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	643,357
Southern California Edison Co.
09/01/2040	4.500%	350,000	385,383
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,125,912
WEC Energy Group, Inc.
06/15/2025	3.550%	950,000	979,630
Total			12,519,707
Finance Companies 0.2%
Aircastle Ltd.
02/15/2022	5.500%	15,000	16,257
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	1,500,000	1,512,236
iStar, Inc.
04/01/2022	6.000%	27,000	27,618
Navient Corp.
06/15/2022	6.500%	20,000	21,219
01/25/2023	5.500%	53,000	53,782
10/25/2024	5.875%	7,000	7,101
OneMain Financial Holdings LLC(a)
12/15/2021	7.250%	76,000	80,063
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	19,000	19,889
02/15/2024	5.500%	19,000	19,855
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	25,000	25,625
Quicken Loans, Inc.(a)
05/01/2025	5.750%	48,000	49,642
Total			1,833,287
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,825,000	2,049,720
B&G Foods, Inc.
04/01/2025	5.250%	52,000	53,054
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	32,000	33,857
ConAgra Foods, Inc.
01/25/2023	3.200%	750,000	755,779
Constellation Brands, Inc.
11/15/2024	4.750%	390,000	425,685
Diageo Investment Corp.
05/11/2022	2.875%	864,000	884,064
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	29,000	29,893
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
07/15/2022	3.500%	905,000	933,153
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	65,000	67,308
Molson Coors Brewing Co.
05/01/2042	5.000%	700,000	772,028
PepsiCo, Inc.
03/05/2022	2.750%	560,000	572,278
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	21,000	22,448
Post Holdings, Inc.(a)
03/01/2025	5.500%	22,000	22,704
08/15/2026	5.000%	48,000	47,855
03/01/2027	5.750%	36,000	37,106
Total			6,706,932
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	17,000	18,206
04/01/2026	6.375%	16,000	17,338
Eldorado Resorts, Inc.(a)
04/01/2025	6.000%	16,000	16,942
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	4,000	4,358
International Game Technology PLC(a)
02/15/2022	6.250%	21,000	22,955
02/15/2025	6.500%	48,000	52,933
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	33,000	34,463
MGM Resorts International
03/15/2023	6.000%	54,000	59,711
09/01/2026	4.625%	44,000	44,444
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	13,000	13,219
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	11,000	11,149
Scientific Games International, Inc.(a)
01/01/2022	7.000%	51,000	54,312
Scientific Games International, Inc.
12/01/2022	10.000%	52,000	57,012
Seminole Tribe of Florida, Inc.(a)
10/01/2020	6.535%	35,000	35,700
Tunica-Biloxi Gaming Authority(a),(e)
11/15/2016	0.000%	27,000	10,058
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	24,000	24,604
Total			477,404

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	40,000	42,824
Amsurg Corp.
07/15/2022	5.625%	22,000	22,837
Cardinal Health, Inc.
06/15/2024	3.079%	725,000	726,420
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	47,000
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	38,000	33,197
03/31/2023	6.250%	66,000	68,259
Covidien International Finance SA
06/15/2022	3.200%	700,000	722,631
Envision Healthcare Corp.(a)
12/01/2024	6.250%	17,000	18,100
Express Scripts Holding Co.
02/25/2026	4.500%	1,175,000	1,246,152
HCA, Inc.
03/15/2024	5.000%	56,000	59,205
04/15/2025	5.250%	89,000	95,988
02/15/2026	5.875%	30,000	32,400
06/15/2026	5.250%	15,000	16,158
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	26,000	26,533
McKesson Corp.
12/15/2022	2.700%	650,000	648,029
MEDNAX, Inc.(a)
12/01/2023	5.250%	61,000	62,921
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	68,000	72,496
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	24,000	24,730
10/15/2026	5.000%	33,000	34,022
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	40,000	41,176
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	32,000	32,417
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	32,000	30,996
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	43,000	46,610
07/15/2024	4.625%	22,000	21,830
Tenet Healthcare Corp.
06/15/2023	6.750%	29,000	28,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
THC Escrow Corp. III(a)
07/15/2024	4.625%	27,000	27,070
05/01/2025	5.125%	40,000	40,144
08/01/2025	7.000%	27,000	26,933
Total			4,296,050
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/2023	2.800%	1,100,000	1,098,223
Anthem, Inc.
08/15/2021	3.700%	400,000	415,931
Centene Corp.
02/15/2024	6.125%	62,000	66,967
01/15/2025	4.750%	27,000	27,832
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	16,000	16,119
UnitedHealth Group, Inc.
01/15/2027	3.450%	1,000,000	1,027,176
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	53,564
Total			2,705,812
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/2021	6.250%	36,000	40,312
11/15/2024	5.875%	27,000	29,224
Lennar Corp.
04/30/2024	4.500%	28,000	28,940
Meritage Homes Corp.
06/01/2025	6.000%	19,000	20,388
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	46,000	48,203
Total			167,067
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	900,000	1,059,112
Callon Petroleum Co.
10/01/2024	6.125%	22,000	22,253
Callon Petroleum Co.(a)
10/01/2024	6.125%	10,000	10,138
Canadian Natural Resources Ltd.
04/15/2024	3.800%	1,150,000	1,161,711
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	36,000	34,593
Continental Resources, Inc.
04/15/2023	4.500%	12,000	11,459
06/01/2024	3.800%	12,000	10,997

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	53,000	55,735
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	105,000	106,420
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	65,000	66,745
Halcon Resources Corp.(a)
02/15/2025	6.750%	20,000	18,027
Laredo Petroleum, Inc.
01/15/2022	5.625%	29,000	28,262
03/15/2023	6.250%	42,000	41,468
Noble Energy, Inc.
03/01/2041	6.000%	700,000	784,600
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	59,000	59,399
08/15/2025	5.250%	56,000	56,029
PDC Energy, Inc.(a)
09/15/2024	6.125%	53,000	53,786
RSP Permian, Inc.(a)
01/15/2025	5.250%	94,000	94,152
SM Energy Co.
09/15/2026	6.750%	60,000	57,230
Whiting Petroleum Corp.
04/01/2023	6.250%	30,000	27,602
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	995,386
WPX Energy, Inc.
01/15/2022	6.000%	68,000	67,246
Total			4,822,350
Integrated Energy 0.3%
BP Capital Markets PLC
02/10/2024	3.814%	1,000,000	1,044,330
Cenovus Energy, Inc.(a)
04/15/2027	4.250%	1,295,000	1,236,528
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	766,927
Total			3,047,785
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a)
05/15/2027	6.125%	15,000	15,863
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	32,000	33,879
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	23,000	23,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	21,000	22,563
Total			95,632
Life Insurance 0.7%
American International Group, Inc.
02/15/2024	4.125%	1,200,000	1,265,374
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	1,834,000	1,811,845
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,075,000	1,156,018
MetLife Global Funding I(a)
12/18/2026	3.450%	900,000	921,229
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,115,496
Principal Financial Group, Inc.
05/15/2025	3.400%	1,100,000	1,119,973
Total			7,389,935
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	600,000	756,157
AMC Networks, Inc.
04/01/2024	5.000%	24,000	24,585
Match Group, Inc.
06/01/2024	6.375%	42,000	45,810
MDC Partners, Inc.(a)
05/01/2024	6.500%	57,000	56,758
Netflix, Inc.
02/15/2025	5.875%	35,000	38,729
Netflix, Inc.(a)
11/15/2026	4.375%	136,000	136,126
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	56,000	57,661
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	84,000	88,184
RELX Capital, Inc.
10/15/2022	3.125%	700,000	704,290
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	875,000	906,505
Thomson Reuters Corp.
05/23/2043	4.500%	700,000	700,115
Univision Communications, Inc.(a)
02/15/2025	5.125%	31,000	30,703
Total			3,545,623

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
Constellium NV(a)
05/15/2024	5.750%	76,000	70,185
Freeport-McMoRan, Inc.
11/14/2024	4.550%	72,000	67,982
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/2023	7.375%	45,000	48,729
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	43,000	45,146
Novelis Corp.(a)
09/30/2026	5.875%	82,000	84,552
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	34,662
Teck Resources Ltd.
07/15/2041	6.250%	81,000	84,375
Vale Overseas Ltd.
01/11/2022	4.375%	875,000	891,516
Total			1,327,147
Midstream 0.6%
Delek Logistics Partners LP(a)
05/15/2025	6.750%	31,000	31,296
Energy Transfer Equity LP
06/01/2027	5.500%	111,000	114,929
Enterprise Products Operating LLC
02/01/2041	5.950%	825,000	980,069
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	54,000	56,361
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,218,004
MPLX LP
03/01/2027	4.125%	890,000	895,779
NuStar Logistics LP
04/28/2027	5.625%	33,000	34,683
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	900,000	1,016,028
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	625,000	660,600
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,206
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	28,000	30,197
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	79,000	81,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tesoro Logistics LP/Finance Corp.
05/01/2024	6.375%	20,000	21,624
01/15/2025	5.250%	72,000	75,795
Williams Companies, Inc. (The)
06/24/2024	4.550%	116,000	118,980
Williams Partners LP
03/04/2024	4.300%	1,125,000	1,173,435
Total			6,523,669
Natural Gas 0.2%
NiSource Finance Corp.
02/15/2044	4.800%	800,000	868,906
Sempra Energy
06/15/2027	3.250%	1,300,000	1,281,049
Total			2,149,955
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	900,000	912,353
Oil Field Services 0.0%
Precision Drilling Corp.(a)
12/15/2023	7.750%	4,000	4,037
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	13,000	12,298
Weatherford International Ltd.
06/15/2021	7.750%	12,000	12,045
06/15/2023	8.250%	50,000	50,093
Total			78,473
Other Financial Institutions 0.0%
Alpine Finance Merger Sub LLC(a),(c)
08/01/2025	6.875%	13,000	13,266
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	23,000	24,033
Total			37,299
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	5,000	4,903
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	26,000	26,519
Total			31,422
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	14,000	14,424
03/15/2027	5.375%	14,000	14,575

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Realty LP
04/15/2023	3.625%	875,000	893,835
Total			922,834
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	62,000	67,863
02/15/2025	6.000%	43,000	45,166
Berry Plastics Corp.
10/15/2022	6.000%	24,000	25,585
07/15/2023	5.125%	36,000	37,486
Novolex (a)
01/15/2025	6.875%	16,000	16,624
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	16,000	17,060
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	29,000	29,669
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	55,000	58,893
Total			298,346
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	625,000	623,129
Allergan Funding SCS
03/15/2035	4.550%	550,000	586,943
Amgen, Inc.
03/15/2040	5.750%	390,000	464,506
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	8,000	8,221
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	20,000	16,408
Gilead Sciences, Inc.
04/01/2024	3.700%	1,000,000	1,043,366
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	51,000	53,725
Mallinckrodt International Finance SA/CB LLC(a)
10/15/2023	5.625%	12,000	10,942
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	526,989
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	1,300,000	1,287,294
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	13,000	13,635
05/15/2023	5.875%	55,000	47,157
03/15/2024	7.000%	54,000	56,966
04/15/2025	6.125%	148,000	125,478
Total			4,864,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.5%
Berkshire Hathaway, Inc.
03/15/2023	2.750%	825,000	835,959
Chubb Corp. (The)(b)
Junior Subordinated
04/15/2037	3.408%	875,000	872,077
CNA Financial Corp.
03/01/2026	4.500%	800,000	858,071
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	750,000	831,958
HUB International Ltd.(a)
10/01/2021	7.875%	70,000	72,981
Loews Corp.
05/15/2023	2.625%	1,150,000	1,141,602
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	607,479
Total			5,220,127
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/2024	3.400%	700,000	728,235
CSX Corp.
03/15/2044	4.100%	800,000	819,590
Total			1,547,825
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	455,943
Restaurants 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	57,000	56,638
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	44,000	45,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	36,000	37,844
Total			139,582
Retail REIT 0.2%
Kimco Realty Corp.
06/01/2023	3.125%	1,100,000	1,090,565
Simon Property Group LP
02/01/2040	6.750%	415,000	552,602
Total			1,643,167
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	28,000	28,502

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2022	3.500%	1,000,000	1,038,357
Hanesbrands, Inc.(a)
05/15/2024	4.625%	22,000	22,363
L Brands, Inc.
11/01/2035	6.875%	33,000	31,917
Lowe’s Companies, Inc.
05/03/2027	3.100%	550,000	547,701
Penske Automotive Group, Inc.
12/01/2024	5.375%	39,000	39,237
PetSmart, Inc.(a)
06/01/2025	5.875%	20,000	19,296
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	9,000	9,059
Target Corp.
07/01/2024	3.500%	1,000,000	1,037,561
Total			2,773,993
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	1,400,000	1,420,138
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	900,000	922,929
Camelot Finance SA(a)
10/15/2024	7.875%	26,000	27,960
CDK Global, Inc.(a)
06/01/2027	4.875%	17,000	17,467
Equinix, Inc.
01/15/2026	5.875%	42,000	45,741
05/15/2027	5.375%	64,000	68,424
First Data Corp.(a)
08/15/2023	5.375%	37,000	38,665
12/01/2023	7.000%	84,000	89,662
Gartner, Inc.(a)
04/01/2025	5.125%	55,000	57,719
Informatica LLC(a)
07/15/2023	7.125%	28,000	28,514
Microsoft Corp.
02/06/2024	2.875%	1,000,000	1,016,404
Oracle Corp.
04/15/2038	6.500%	750,000	1,025,632
PTC, Inc.
05/15/2024	6.000%	49,000	53,485
QUALCOMM, Inc.
05/20/2047	4.300%	900,000	918,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	31,000	32,390
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	44,000	47,958
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	34,000	39,032
Symantec Corp.(a)
04/15/2025	5.000%	42,000	43,937
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	19,000	19,434
VeriSign, Inc.(a),(c)
07/15/2027	4.750%	47,000	47,497
Total			5,961,463
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	48,000	45,394
ERAC USA Finance LLC(a)
10/15/2037	7.000%	500,000	648,343
Ford Motor Co.
12/08/2026	4.346%	1,500,000	1,543,504
Hertz Corp. (The)(a)
06/01/2022	7.625%	54,000	53,872
10/15/2024	5.500%	35,000	28,698
Total			2,319,811
Wireless 0.2%
Rogers Communications, Inc.
11/15/2026	2.900%	1,200,000	1,154,298
SBA Communications Corp.(a)
09/01/2024	4.875%	155,000	157,523
SFR Group SA(a)
05/01/2026	7.375%	75,000	81,338
Sprint Communications, Inc.(a)
03/01/2020	7.000%	82,000	90,009
Sprint Corp.
06/15/2024	7.125%	51,000	56,694
02/15/2025	7.625%	173,000	199,012
T-Mobile USA, Inc.
01/15/2026	6.500%	94,000	103,724
Wind Acquisition Finance SA(a)
04/30/2020	6.500%	11,000	11,383
04/23/2021	7.375%	17,000	17,670
Total			1,871,651
Wirelines 0.6%
AT&T, Inc.
08/15/2040	6.000%	1,800,000	2,039,067

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
04/01/2024	7.500%	31,000	33,996
04/01/2025	5.625%	23,000	23,005
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	1,000,000	969,868
Frontier Communications Corp.
04/15/2024	7.625%	67,000	55,225
01/15/2025	6.875%	26,000	20,312
09/15/2025	11.000%	30,000	27,730
Level 3 Financing, Inc.
02/01/2023	5.625%	19,000	19,755
01/15/2024	5.375%	10,000	10,448
03/15/2026	5.250%	40,000	41,476
Orange SA
07/08/2019	5.375%	875,000	931,620
Telecom Italia SpA(a)
05/30/2024	5.303%	27,000	29,093
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	724,359
Verizon Communications, Inc.
03/15/2034	5.050%	1,500,000	1,586,476
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	21,000	22,106
05/15/2025	6.375%	54,000	58,356
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	32,000	33,528
Total			6,626,420
Total Corporate Bonds & Notes (Cost $131,345,913)			134,461,099

Foreign Government Obligations(f) 0.5%

Canada 0.3%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	32,000	31,834
Province of Ontario
05/21/2020	1.875%	1,825,000	1,823,273
Province of Quebec
07/29/2020	3.500%	1,700,000	1,780,191
Total			3,635,298
Mexico 0.2%
Petroleos Mexicanos(a)
03/13/2027	6.500%	1,300,000	1,396,408
Total Foreign Government Obligations (Cost $4,951,081)			5,031,706

Inflation-Indexed Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%	7,304,850	7,309,771
Total Inflation-Indexed Bonds (Cost $7,315,628)			7,309,771

Residential Mortgage-Backed Securities - Agency 7.7%

Federal Home Loan Mortgage Corp.
05/01/2018- 02/01/2038	5.500%	582,017	644,015
08/01/2018- 05/01/2041	5.000%	1,247,234	1,358,923
10/01/2026- 05/01/2046	3.500%	29,021,662	29,887,394
01/01/2032- 07/01/2043	3.000%	3,264,448	3,289,805
04/01/2032- 06/01/2037	6.000%	388,480	438,075
04/01/2032	7.000%	58,932	67,468
05/01/2032- 07/01/2032	6.500%	514,648	569,221
05/01/2039- 08/01/2041	4.500%	3,046,942	3,277,111
01/01/2045- 12/01/2045	4.000%	9,042,469	9,517,268
Federal National Mortgage Association
08/01/2017- 09/01/2032	6.500%	172,829	193,192
02/01/2018- 12/01/2028	6.000%	103,314	116,415
03/01/2026- 12/01/2032	7.000%	724,555	778,230
04/01/2026- 07/01/2046	3.500%	23,973,874	24,737,225
11/01/2026- 09/01/2040	4.000%	2,612,151	2,747,135
04/01/2031- 10/01/2046	3.000%	7,912,091	8,104,546
02/01/2038- 03/01/2038	5.500%	436,436	487,075
Federal National Mortgage Association(g)
10/01/2040	4.500%	637,822	689,668
Total Residential Mortgage-Backed Securities - Agency (Cost $86,268,402)			86,902,766

Residential Mortgage-Backed Securities - Non-Agency 1.5%

Angel Oak Mortgage Trust LLC(a),(b)
Series 2017-1 Class A1
01/25/2047	2.810%	622,892	624,175
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	715,472	742,960

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	212,587	214,792
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	627,189	633,398
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,094,401	1,096,727
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 20 17-1A Class A1
12/26/2046	2.725%	1,077,325	1,077,662
MFA Trust(a),(b)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	1,222,533	1,228,769
Mill City Mortgage Trust(a)
CMO Series 2015-1 Class A1
06/25/2056	2.230%	133,785	133,842
CMO Series 2016-1 Class A1
04/25/2057	2.500%	830,124	832,420
Series 2015-2 Class A1
09/25/2057	3.000%	778,460	782,033
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	594,172	604,838
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	855,751	888,808
Springleaf Mortgage Loan Trust(a)
CMO Series 2013-2A Class A
12/25/2065	1.780%	181,274	180,909
CMO Series 2013-3A Class A
09/25/2057	1.870%	491,853	491,650
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	1,025,449	1,052,540
CMO Series 2015-4 Class A1
04/25/2055	3.500%	711,442	728,797
CMO Series 2015-6 Class A1
04/25/2055	3.500%	1,078,494	1,106,681
CMO Series 2016-1 Class A1
02/25/2055	3.500%	1,056,452	1,083,825
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,248,888	1,269,531
CMO Series 2016-4 Class A1
07/25/2056	2.250%	391,354	390,272
CMO Series 2017-1 Class A1
10/25/2056	2.750%	761,741	768,552
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3 Class A1
04/25/2056	2.250%	652,207	650,224
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	673,624	677,038
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,207,016)			17,260,443

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(h)
2nd Lien Term Loan
11/08/2024	9.179%	51,954	51,716
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(h)
Term Loan
12/13/2019	4.226%	41,000	40,635
Oil Field Services 0.0%
EagleClaw Midstream Ventures(b),(h),(i)
Term Loan
06/06/2024	0.000%	29,791	29,419
Technology 0.0%
Ancestry.com Operations, Inc.(b),(h)
2nd Lien Term Loan
10/19/2024	9.460%	13,412	13,691
Ascend Learning LLC(b),(h),(i)
Term Loan
06/28/2024	4.545%	5,000	5,000
Greeneden US Holdings I LLC(b),(h)
Tranche B1 Term Loan
12/01/2023	5.296%	14,925	14,958
Hyland Software, Inc.(b),(h),(i)
Tranche 3 Term Loan
07/01/2022	0.000%	7,743	7,785
Information Resources, Inc.(b),(h)
2nd Lien Term Loan
01/20/2025	9.466%	67,000	66,665
Kronos, Inc.(b),(h)
2nd Lien Term Loan
11/01/2024	9.420%	21,000	21,779
Misys Ltd.(b),(h)
1st Lien Term Loan
06/13/2024	4.736%	19,488	19,481

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
06/13/2025	8.459%	7,276	7,401
Total			156,760
Total Senior Loans (Cost $274,430)			278,530

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
02/10/2020	1.167%	5,800,000	5,813,033
02/21/2020	1.264%	8,850,000	8,870,204
Total U.S. Government & Agency Obligations (Cost $14,650,277)			14,683,237

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	14,175,000	16,874,660
02/15/2045	2.500%	8,845,000	8,258,217
Total U.S. Treasury Obligations (Cost $24,683,723)			25,132,877
Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(j),(k)	63,751,241	63,751,241
Total Money Market Funds (Cost $63,750,363)		63,751,241
Total Investments (Cost: $985,230,194)		1,116,337,760
Other Assets & Liabilities, Net		5,799,709
Net Assets		1,122,137,469

At June 30, 2017, securities and/or cash totaling $130,125 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	40	USD	5,021,250	09/2017	—	(1,317)
U.S. Treasury 10-Year Note	5	USD	627,656	09/2017	—	(2,977)
U.S. Treasury 10-Year Note	10	USD	1,255,312	09/2017	—	(9,083)
U.S. Treasury 5-Year Note	35	USD	4,124,258	09/2017	—	(3,348)
U.S. Treasury 5-Year Note	20	USD	2,356,719	09/2017	—	(7,687)
Total			13,385,195		—	(24,412)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $76,125,091, which represents 6.78% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Non-income producing investment.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $10,058, which represents less than 0.01% of net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	48,571,521	153,928,889	(138,749,169)	63,751,241	(1,744)	231,461	63,751,241
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	37,209,743	—	—	37,209,743
Commercial Mortgage-Backed Securities - Agency	—	23,052,933	—	—	23,052,933
Commercial Mortgage-Backed Securities - Non-Agency	—	22,721,152	—	—	22,721,152
Common Stocks
Consumer Discretionary	88,545,505	—	—	—	88,545,505
Consumer Staples	47,370,051	—	—	—	47,370,051
Energy	44,281,474	—	—	—	44,281,474
Financials	122,731,580	—	—	—	122,731,580
Health Care	112,889,354	—	—	—	112,889,354
Industrials	57,808,926	—	—	—	57,808,926
Information Technology	152,656,993	—	—	—	152,656,993
Materials	15,706,651	—	—	—	15,706,651
Real Estate	10,899,728	—	—	—	10,899,728
Telecommunication Services	16,608,118	—	—	—	16,608,118
Utilities	9,043,882	—	—	—	9,043,882
Total Common Stocks	678,542,262	—	—	—	678,542,262
Corporate Bonds & Notes	—	134,461,099	—	—	134,461,099
Foreign Government Obligations	—	5,031,706	—	—	5,031,706
Inflation-Indexed Bonds	—	7,309,771	—	—	7,309,771
Residential Mortgage-Backed Securities - Agency	—	86,902,766	—	—	86,902,766
Residential Mortgage-Backed Securities - Non-Agency	—	17,260,443	—	—	17,260,443
Senior Loans	—	278,530	—	—	278,530
U.S. Government & Agency Obligations	—	14,683,237	—	—	14,683,237
U.S. Treasury Obligations	25,132,877	—	—	—	25,132,877
Money Market Funds	—	—	—	63,751,241	63,751,241
Total Investments	703,675,139	348,911,380	—	63,751,241	1,116,337,760
Derivatives
Liability
Futures Contracts	(24,412)	—	—	—	(24,412)
Total	703,650,727	348,911,380	—	63,751,241	1,116,313,348
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
298,186	—	—	298,186
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$921,479,831
Affiliated issuers, at cost	63,750,363
Total investments, at cost	985,230,194
Investments, at value
Unaffiliated issuers, at value	1,052,586,519
Affiliated issuers, at value	63,751,241
Total investments, at value	1,116,337,760
Receivable for:
Investments sold	14,941,987
Investments sold on a delayed delivery basis	84,030
Dividends	733,527
Interest	2,224,298
Foreign tax reclaims	16,812
Expense reimbursement due from Investment Manager	30,447
Total assets	1,134,368,861
Liabilities
Due to custodian	5,988
Payable for:
Investments purchased	9,016,368
Investments purchased on a delayed delivery basis	1,168,077
Capital shares purchased	987,293
Variation margin for futures contracts	24,922
Management services fees	636,675
Distribution and/or service fees	115,935
Transfer agent fees	55,648
Compensation of board members	78,213
Compensation of chief compliance officer	129
Other expenses	142,144
Total liabilities	12,231,392
Net assets applicable to outstanding capital stock	$1,122,137,469
Represented by
Trust capital	$1,122,137,469
Total - representing net assets applicable to outstanding capital stock	$1,122,137,469
Class 1
Net assets	$3,061
Shares outstanding	121
Net asset value per share(a)	$25.25
Class 2
Net assets	$3,038
Shares outstanding	121
Net asset value per share(a)	$25.05
Class 3
Net assets	$1,122,131,370
Shares outstanding	44,554,904
Net asset value per share	$25.19

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	25

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,018,796
Dividends — affiliated issuers	231,461
Interest	5,183,701
Foreign taxes withheld	(8,535)
Total income	11,425,423
Expenses:
Management services fees	3,775,451
Distribution and/or service fees
Class 2	3
Class 3	685,788
Transfer agent fees
Class 1	1
Class 2	1
Class 3	329,167
Compensation of board members	17,557
Custodian fees	27,963
Printing and postage fees	113,497
Audit fees	20,020
Legal fees	7,147
Compensation of chief compliance officer	113
Other	11,053
Total expenses	4,987,761
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,441)
Total net expenses	4,924,320
Net investment income	6,501,103
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,261,175
Investments — affiliated issuers	(1,744)
Foreign currency translations	(619)
Futures contracts	229,293
Net realized gain	21,488,105
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	51,619,184
Investments — affiliated issuers	882
Foreign currency translations	1,460
Futures contracts	(20,825)
Net change in unrealized appreciation (depreciation)	51,600,701
Net realized and unrealized gain	73,088,806
Net increase in net assets resulting from operations	$79,589,909
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$6,501,103	$12,622,546
Net realized gain	21,488,105	30,298,539
Net change in unrealized appreciation (depreciation)	51,600,701	19,099,240
Net increase in net assets resulting from operations	79,589,909	62,020,325
Increase (decrease) in net assets from capital stock activity	(16,877,618)	32,953,495
Total increase in net assets	62,712,291	94,973,820
Net assets at beginning of period	1,059,425,178	964,451,358
Net assets at end of period	$1,122,137,469	$1,059,425,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 3
Subscriptions	478,847	11,654,516	2,766,749	63,086,016
Redemptions	(1,162,182)	(28,532,134)	(1,350,522)	(30,132,521)
Net increase (decrease)	(683,335)	(16,877,618)	1,416,227	32,953,495
Total net increase (decrease)	(683,335)	(16,877,618)	1,416,227	32,953,495
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$23.46	0.17	1.62	1.79
12/31/2016	$22.00	0.33	1.13	1.46
12/31/2015	$21.59	0.59 (e)	(0.18)	0.41
12/31/2014 (f)	$20.62	0.12	0.85	0.97
Class 2
6/30/2017 (c)	$23.30	0.14	1.61	1.75
12/31/2016	$21.91	0.27	1.12	1.39
12/31/2015	$21.56	0.53 (e)	(0.18)	0.35
12/31/2014 (g)	$20.62	0.09	0.85	0.94
Class 3
6/30/2017 (c)	$23.42	0.14	1.63	1.77
12/31/2016	$22.01	0.29	1.12	1.41
12/31/2015	$21.64	0.55 (e)	(0.18)	0.37
12/31/2014	$19.65	0.21	1.78	1.99
12/31/2013	$16.18	0.19	3.28	3.47
12/31/2012	$14.16	0.24	1.78	2.02

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
(f)	Class 1 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(g)	Class 2 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$25.25	7.63%	0.77% (d)	0.72% (d)	1.37% (d)	31%	$3
$23.46	6.64%	0.79%	0.79%	1.40%	65%	$3
$22.00	1.90%	0.76%	0.76%	2.69%	89%	$3
$21.59	4.71%	0.78% (d)	0.78% (d)	1.04% (d)	94%	$3

$25.05	7.51%	1.02% (d)	0.97% (d)	1.12% (d)	31%	$3
$23.30	6.34%	1.04%	1.04%	1.16%	65%	$3
$21.91	1.62%	1.01%	1.01%	2.43%	89%	$3
$21.56	4.56%	1.03% (d)	1.03% (d)	0.78% (d)	94%	$3

$25.19	7.56%	0.91% (d)	0.90% (d)	1.18% (d)	31%	$1,122,131
$23.42	6.41%	0.91%	0.91%	1.27%	65%	$1,059,420
$22.01	1.71%	0.94%	0.92%	2.51%	89%	$964,446
$21.64	10.13%	0.92%	0.92%	1.02%	94%	$972,972
$19.65	21.45%	0.93%	0.89%	1.08%	129%	$948,462
$16.18	14.26%	0.92%	0.80%	1.57%	127%	$847,579
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	31

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures	24,412*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	229,293

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(20,825)
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	11,538,379

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.69% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.75%	0.79%
Class 2	1.00	1.04
Class 3	0.875	0.915
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $324,522,288 and $366,836,646, respectively, for the six months ended June 30, 2017, of which $85,838,195 and $86,893,156, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	41

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	43

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2017	45

Columbia Variable Portfolio – Balanced Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6678 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Smaller-Cap Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Richard Rosen
Lead manager
Managed Fund since 2008
Kari Montanus
Co-manager
Managed Fund since 2014
Richard Taft, CPA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	4.94	20.66	14.51	6.81
Class 2 *	05/03/10	4.83	20.38	14.23	6.59
Class 3	09/15/99	4.93	20.60	14.39	6.73
Russell 2000 Value Index		0.54	24.86	13.39	5.92
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values..
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
BroadSoft, Inc.	4.4
Telephone & Data Systems, Inc.	3.8
BofI Holding, Inc.	3.7
United Continental Holdings, Inc.	3.5
Owens-Illinois, Inc.	3.4
EPAM Systems, Inc.	3.2
Lincoln National Corp.	3.2
Hanover Insurance Group, Inc. (The)	3.2
Waste Connections, Inc.	3.1
Extreme Networks, Inc.	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	96.6
Money Market Funds	3.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	12.9
Consumer Staples	2.8
Energy	5.1
Financials	21.0
Health Care	10.3
Industrials	11.6
Information Technology	22.9
Materials	6.2
Real Estate	2.2
Telecommunication Services	5.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,049.40	1,020.44	4.60	4.53	0.90
Class 2	1,000.00	1,000.00	1,048.30	1,019.20	5.87	5.79	1.15
Class 3	1,000.00	1,000.00	1,049.30	1,019.85	5.21	5.14	1.02
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 12.5%
Auto Components 3.6%
American Axle & Manufacturing Holdings, Inc.(a)	85,000	1,326,000
Motorcar Parts of America, Inc.(a)	91,597	2,586,699
Total		3,912,699
Hotels, Restaurants & Leisure 4.5%
Red Robin Gourmet Burgers, Inc.(a)	38,000	2,479,500
Texas Roadhouse, Inc.	47,500	2,420,125
Total		4,899,625
Household Durables 4.0%
Lennar Corp., Class A	47,500	2,532,700
William Lyon Homes, Inc., Class A(a)	75,000	1,810,500
Total		4,343,200
Specialty Retail 0.4%
Vitamin Shoppe, Inc.(a)	45,000	524,250
Total Consumer Discretionary		13,679,774
Consumer Staples 2.7%
Food Products 2.7%
Dean Foods Co.	172,000	2,924,000
Total Consumer Staples		2,924,000
Energy 4.9%
Energy Equipment & Services 3.8%
Exterran Corp.(a)	70,000	1,869,000
Superior Energy Services, Inc.(a)	140,000	1,460,200
Tetra Technologies, Inc.(a)	300,000	837,000
Total		4,166,200
Oil, Gas & Consumable Fuels 1.1%
Warrior Met Coal, Inc.	70,000	1,199,100
Total Energy		5,365,300
Financials 20.3%
Banks 2.1%
Opus Bank	94,067	2,276,422
Insurance 12.7%
Aspen Insurance Holdings Ltd.	31,500	1,570,275
Hanover Insurance Group, Inc. (The)	38,000	3,367,940
Lincoln National Corp.	50,000	3,379,000
Common Stocks (continued)
Issuer	Shares	Value ($)
National General Holdings Corp.	115,000	2,426,500
State National Companies, Inc.	167,500	3,078,650
Total		13,822,365
Mortgage Real Estate Investment Trusts (REITS) 1.9%
Ladder Capital Corp., Class A	160,069	2,146,525
Thrifts & Mortgage Finance 3.6%
BofI Holding, Inc.(a)	165,379	3,922,790
Total Financials		22,168,102
Health Care 10.0%
Biotechnology 2.3%
Ligand Pharmaceuticals, Inc.(a)	21,000	2,549,400
Health Care Equipment & Supplies 3.1%
Analogic Corp.	22,000	1,598,300
Dentsply Sirona, Inc.	27,500	1,783,100
Total		3,381,400
Health Care Providers & Services 2.7%
WellCare Health Plans, Inc.(a)	16,500	2,962,740
Pharmaceuticals 1.9%
Impax Laboratories, Inc.(a)	125,000	2,012,500
Total Health Care		10,906,040
Industrials 11.2%
Aerospace & Defense 1.9%
Cubic Corp.	45,500	2,106,650
Airlines 3.4%
United Continental Holdings, Inc.(a)	49,500	3,724,875
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	50,250	3,237,105
Road & Rail 2.9%
Swift Transportation Co.(a)	120,000	3,180,000
Total Industrials		12,248,630
Information Technology 22.2%
Communications Equipment 6.9%
Calix, Inc.(a)	427,428	2,927,882
Extreme Networks, Inc.(a)	348,909	3,216,941
Viavi Solutions, Inc.(a)	130,000	1,368,900
Total		7,513,723

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.3%
Belden, Inc.	22,000	1,659,460
Orbotech Ltd.(a)	59,510	1,941,216
Total		3,600,676
IT Services 6.0%
CACI International, Inc., Class A(a)	25,000	3,126,250
EPAM Systems, Inc.(a)	40,688	3,421,454
Total		6,547,704
Software 4.3%
BroadSoft, Inc.(a)	108,984	4,691,761
Technology Hardware, Storage & Peripherals 1.7%
Electronics for Imaging, Inc.(a)	38,645	1,831,000
Total Information Technology		24,184,864
Materials 6.0%
Chemicals 2.7%
Minerals Technologies, Inc.	40,000	2,928,000
Containers & Packaging 3.3%
Owens-Illinois, Inc.(a)	150,000	3,588,000
Total Materials		6,516,000
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Gaming and Leisure Properties, Inc.	62,500	2,354,375
Total Real Estate		2,354,375
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.9%
Diversified Telecommunication Services 1.2%
Globalstar, Inc.(a)	600,000	1,278,000
Wireless Telecommunication Services 3.7%
Telephone & Data Systems, Inc.	145,000	4,023,750
Total Telecommunication Services		5,301,750
Total Common Stocks (Cost $83,485,206)		105,648,835

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	3,725,499	3,725,499
Total Money Market Funds (Cost $3,725,496)		3,725,499
Total Investments (Cost: $87,210,702)		109,374,334
Other Assets & Liabilities, Net		(298,437)
Net Assets		109,075,897

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	5,366,493	15,235,090	(16,876,084)	3,725,499	(292)	18,120	3,725,499
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	13,679,774	—	—	—	13,679,774
Consumer Staples	2,924,000	—	—	—	2,924,000
Energy	5,365,300	—	—	—	5,365,300
Financials	22,168,102	—	—	—	22,168,102
Health Care	10,906,040	—	—	—	10,906,040
Industrials	12,248,630	—	—	—	12,248,630
Information Technology	24,184,864	—	—	—	24,184,864
Materials	6,516,000	—	—	—	6,516,000
Real Estate	2,354,375	—	—	—	2,354,375
Telecommunication Services	5,301,750	—	—	—	5,301,750
Total Common Stocks	105,648,835	—	—	—	105,648,835
Money Market Funds	—	—	—	3,725,499	3,725,499
Total Investments	105,648,835	—	—	3,725,499	109,374,334
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$83,485,206
Affiliated issuers, at cost	3,725,496
Total investments, at cost	87,210,702
Investments, at value
Unaffiliated issuers, at value	105,648,835
Affiliated issuers, at value	3,725,499
Total investments, at value	109,374,334
Receivable for:
Capital shares sold	204
Dividends	70,110
Foreign tax reclaims	1,259
Expense reimbursement due from Investment Manager	13,048
Total assets	109,458,955
Liabilities
Payable for:
Capital shares purchased	219,156
Management services fees	78,610
Distribution and/or service fees	12,660
Transfer agent fees	5,421
Compensation of board members	29,186
Compensation of chief compliance officer	8
Other expenses	38,017
Total liabilities	383,058
Net assets applicable to outstanding capital stock	$109,075,897
Represented by
Trust capital	$109,075,897
Total - representing net assets applicable to outstanding capital stock	$109,075,897
Class 1
Net assets	$13,236,057
Shares outstanding	582,463
Net asset value per share	$22.72
Class 2
Net assets	$26,705,792
Shares outstanding	1,195,728
Net asset value per share	$22.33
Class 3
Net assets	$69,134,048
Shares outstanding	3,067,456
Net asset value per share	$22.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$433,120
Dividends — affiliated issuers	18,120
Foreign taxes withheld	(2,417)
Total income	448,823
Expenses:
Management services fees	481,515
Distribution and/or service fees
Class 2	32,152
Class 3	43,911
Transfer agent fees
Class 1	4,414
Class 2	7,716
Class 3	21,077
Compensation of board members	7,710
Custodian fees	2,012
Printing and postage fees	16,647
Audit fees	15,461
Legal fees	3,484
Compensation of chief compliance officer	15
Other	4,121
Total expenses	640,235
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,026)
Total net expenses	574,209
Net investment loss	(125,386)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,117,827
Investments — affiliated issuers	(292)
Foreign currency translations	2
Net realized gain	8,117,537
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,758,492)
Investments — affiliated issuers	22
Foreign currency translations	43
Net change in unrealized appreciation (depreciation)	(2,758,427)
Net realized and unrealized gain	5,359,110
Net increase in net assets resulting from operations	$5,233,724
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(125,386)	$(108,097)
Net realized gain	8,117,537	28,263,318
Net change in unrealized appreciation (depreciation)	(2,758,427)	(13,342,695)
Net increase in net assets resulting from operations	5,233,724	14,812,526
Decrease in net assets from capital stock activity	(8,758,966)	(58,507,372)
Total decrease in net assets	(3,525,242)	(43,694,846)
Net assets at beginning of period	112,601,139	156,295,985
Net assets at end of period	$109,075,897	$112,601,139
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	48,792	1,072,523	205,850	4,139,401
Redemptions	(206,022)	(4,495,999)	(2,659,069)	(51,834,799)
Net decrease	(157,230)	(3,423,476)	(2,453,219)	(47,695,398)
Class 2
Subscriptions	82,555	1,790,824	166,864	3,211,973
Redemptions	(71,356)	(1,546,634)	(173,380)	(3,293,204)
Net increase (decrease)	11,199	244,190	(6,516)	(81,231)
Class 3
Subscriptions	19,948	433,047	58,675	1,131,311
Redemptions	(273,878)	(6,012,727)	(621,902)	(11,862,054)
Net decrease	(253,930)	(5,579,680)	(563,227)	(10,730,743)
Total net decrease	(399,961)	(8,758,966)	(3,022,962)	(58,507,372)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$21.65	(0.01)	1.08	1.07
12/31/2016	$19.00	0.00 (e)	2.65	2.65
12/31/2015	$19.60	0.00 (e)	(0.60)	(0.60)
12/31/2014	$18.48	0.08	1.04	1.12
12/31/2013	$12.44	(0.06)	6.10	6.04
12/31/2012	$10.55	(0.02)	1.91	1.89
Class 2
6/30/2017 (c)	$21.30	(0.04)	1.07	1.03
12/31/2016	$18.74	(0.04)	2.60	2.56
12/31/2015	$19.38	(0.04)	(0.60)	(0.64)
12/31/2014	$18.32	0.02	1.04	1.06
12/31/2013	$12.36	(0.10)	6.06	5.96
12/31/2012	$10.50	(0.05)	1.91	1.86
Class 3
6/30/2017 (c)	$21.48	(0.02)	1.08	1.06
12/31/2016	$18.87	(0.02)	2.63	2.61
12/31/2015	$19.50	(0.02)	(0.61)	(0.63)
12/31/2014	$18.40	0.05	1.05	1.10
12/31/2013	$12.40	(0.08)	6.08	6.00
12/31/2012	$10.53	(0.04)	1.91	1.87

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$22.72	4.94%	1.02% (d)	0.90% (d)	(0.10%) (d)	12%	$13,236
$21.65	13.95%	1.00% (f)	0.91% (f)	0.02%	32%	$16,013
$19.00	(3.06%)	0.99%	0.91%	0.01%	27%	$60,663
$19.60	6.06%	0.98%	0.93%	0.44%	27%	$70,315
$18.48	48.55%	0.99%	0.93%	(0.40%)	16%	$80,983
$12.44	17.92%	1.01%	0.94%	(0.21%)	6%	$63,490

$22.33	4.83%	1.27% (d)	1.15% (d)	(0.33%) (d)	12%	$26,706
$21.30	13.66%	1.27% (f)	1.16% (f)	(0.22%)	32%	$25,233
$18.74	(3.30%)	1.24%	1.16%	(0.22%)	27%	$22,315
$19.38	5.79%	1.23%	1.18%	0.13%	27%	$22,376
$18.32	48.22%	1.24%	1.18%	(0.64%)	16%	$21,186
$12.36	17.71%	1.26%	1.19%	(0.46%)	6%	$14,236

$22.54	4.93%	1.14% (d)	1.02% (d)	(0.21%) (d)	12%	$69,134
$21.48	13.83%	1.14% (f)	1.03% (f)	(0.10%)	32%	$71,355
$18.87	(3.23%)	1.11%	1.04%	(0.11%)	27%	$73,318
$19.50	5.98%	1.11%	1.05%	0.28%	27%	$87,610
$18.40	48.39%	1.11%	1.05%	(0.52%)	16%	$91,762
$12.40	17.76%	1.13%	1.06%	(0.34%)	6%	$65,937
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.87% of the Fund’s average daily net assets.
18	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.88%	0.91%
Class 2	1.13	1.16
Class 3	1.005	1.035
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,731,540 and $20,145,932, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
20	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 7. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 75.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Approval of Management
Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	23

Approval of Management
Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as a recent change to the management team) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

Approval of Management
Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Select Smaller-Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6488 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	04/19/12	6.85	8.60	6.06	5.58
Blended Benchmark		6.28	9.05	7.55	7.19
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	2.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	46.2
International	12.2
U.S. Large Cap	28.1
U.S. Mid Cap	2.8
U.S. Small Cap	3.1
Underlying Funds: Fixed-Income Funds	23.0
Investment Grade	23.0
Allocations to Tactical Assets
Corporate Bonds & Notes	1.6
Exchange-Traded Funds	6.4
Foreign Government Obligations	0.0 (a)
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	16.6
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities - Agency	5.7
U.S. Treasury Obligations	0.0 (a)
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in an Affiliated Money Market Fund (amounting to $2,390.6 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,068.50	1,022.69	2.32	2.27	0.45	5.11	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%		950,000	990,355
L-3 Communications Corp.
05/28/2024	3.950%		1,463,000	1,513,769
Lockheed Martin Corp.
11/23/2018	1.850%		565,000	566,112
09/15/2021	3.350%		1,310,000	1,361,849
01/15/2023	3.100%		60,000	61,390
Northrop Grumman Corp.
06/01/2018	1.750%		2,155,000	2,157,325
Total				6,650,800
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/2025	1.500%	EUR	700,000	800,239
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		2,915,000	2,967,834
Bank of America Corp.
04/01/2044	4.875%		105,000	117,385
Bank of Nova Scotia (The)
06/11/2018	1.700%		1,180,000	1,181,470
Citigroup, Inc.
05/01/2026	3.400%		1,535,000	1,519,055
10/21/2026	3.200%		1,460,000	1,420,225
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		1,508,000	1,534,318
01/26/2027	3.850%		695,000	707,479
07/08/2044	4.800%		455,000	504,945
JPMorgan Chase & Co.
03/01/2018	1.700%		780,000	780,377
03/22/2019	1.850%		725,000	724,342
10/01/2026	2.950%		824,000	795,241
Morgan Stanley
07/27/2026	3.125%		990,000	961,188
01/20/2027	3.625%		1,525,000	1,537,032
Wells Fargo & Co.
10/23/2026	3.000%		1,455,000	1,416,982
Subordinated
11/04/2044	4.650%		295,000	309,573
Total				16,477,446
Cable and Satellite 0.1%
Comcast Corp.
02/15/2018	5.875%		970,000	995,552
07/15/2046	3.400%		405,000	368,322
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%		314,000	333,629
Sky PLC(b)
11/24/2023	1.875%	EUR	2,315,000	2,771,992
09/16/2024	3.750%		1,195,000	1,228,529
Total				5,698,024
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%		170,000	175,420
LYB International Finance BV
03/15/2044	4.875%		635,000	674,143
LyondellBasell Industries NV
04/15/2019	5.000%		504,000	526,879
Total				1,376,442
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/2026	3.750%	GBP	810,000	1,208,575
Consumer Products 0.0%
Reckitt Benckiser Treasury Services PLC(b)
06/26/2024	2.750%		855,000	847,564
Diversified Manufacturing 0.1%
General Electric Co.
05/26/2023	1.250%	EUR	2,120,000	2,501,998
03/11/2044	4.500%		590,000	655,548
Honeywell International, Inc.
10/30/2019	1.400%		1,355,000	1,343,877
02/22/2023	1.300%	EUR	1,585,000	1,864,001
United Technologies Corp.
05/04/2020	1.900%		965,000	966,545
05/22/2023	1.250%	EUR	970,000	1,141,991
06/01/2042	4.500%		160,000	174,627
11/01/2046	3.750%		455,000	445,495
Total				9,094,082
Electric 0.4%
Appalachian Power Co.
05/15/2044	4.400%		830,000	880,600
Arizona Public Service Co.
05/15/2046	3.750%		640,000	627,777
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		780,000	819,843
02/01/2045	4.500%		1,412,000	1,531,519

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%		1,035,000	1,082,245
11/15/2025	3.600%		2,659,000	2,705,876
02/15/2027	2.950%		605,000	579,243
03/31/2043	4.700%		195,000	206,415
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		730,000	729,411
Dominion Energy, Inc.
06/15/2018	1.900%		1,560,000	1,563,338
DTE Energy Co.
06/01/2024	3.500%		1,255,000	1,275,478
10/01/2026	2.850%		5,600,000	5,324,519
Duke Energy Corp.
10/15/2023	3.950%		4,344,000	4,594,497
04/15/2024	3.750%		750,000	783,095
09/01/2046	3.750%		655,000	622,684
Duke Energy Florida LLC
01/15/2027	3.200%		460,000	466,071
Duke Energy Progress LLC
10/15/2046	3.700%		585,000	575,243
Emera US Finance LP
06/15/2046	4.750%		1,587,000	1,669,516
Eversource Energy
01/15/2018	1.600%		395,000	394,448
05/01/2018	1.450%		2,724,000	2,719,094
03/15/2022	2.750%		195,000	196,049
FirstEnergy Corp.
07/15/2047	4.850%		460,000	466,588
Indiana Michigan Power Co.
03/15/2023	3.200%		1,685,000	1,717,352
07/01/2047	3.750%		960,000	930,026
innogy Finance II BV(b)
02/14/2033	5.750%	EUR	585,000	985,176
MidAmerican Energy Co.
08/01/2047	3.950%		315,000	323,377
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		235,000	236,086
05/01/2027	3.550%		2,275,000	2,307,405
Northern States Power Co.
05/15/2044	4.125%		115,000	121,485
Oncor Electric Delivery Co. LLC
09/30/2017	5.000%		2,758,000	2,778,917
Pacific Gas & Electric Co.
02/15/2024	3.750%		1,270,000	1,334,032
03/15/2027	3.300%		195,000	197,248
08/15/2042	3.750%		165,000	161,773
02/15/2044	4.750%		1,230,000	1,400,083
PPL Capital Funding, Inc.
03/15/2024	3.950%		200,000	210,342
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Progress Energy, Inc.
04/01/2022	3.150%		420,000	427,961
Public Service Electric & Gas Co.
05/15/2027	3.000%		1,405,000	1,408,560
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		535,000	527,825
Sierra Pacific Power Co.
05/01/2026	2.600%		160,000	154,274
Southern California Edison Co.
10/01/2043	4.650%		280,000	318,892
02/01/2045	3.600%		140,000	135,952
Southern Co. (The)
07/01/2046	4.400%		2,535,000	2,594,714
Virginia Electric & Power Co.
11/15/2046	4.000%		200,000	205,409
WEC Energy Group, Inc.
06/15/2018	1.650%		655,000	655,114
06/15/2025	3.550%		1,291,000	1,331,265
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	2,255,000	3,172,332
Xcel Energy, Inc.
05/15/2020	4.700%		1,365,000	1,445,437
12/01/2026	3.350%		2,015,000	2,033,419
09/15/2041	4.800%		157,000	167,244
Total				57,095,249
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%		4,005,000	4,125,042
02/01/2046	4.900%		650,000	733,544
Anheuser-Busch InBev Worldwide, Inc.
07/15/2017	1.375%		2,135,000	2,135,176
ConAgra Foods, Inc.
01/25/2023	3.200%		2,890,000	2,912,267
Diageo Capital PLC
07/15/2020	4.828%		1,000,000	1,078,893
General Mills, Inc.
10/20/2017	1.400%		747,000	746,656
11/16/2020	2.100%	EUR	1,594,000	1,918,598
Heineken NV(b)
03/29/2047	4.350%		125,000	130,707
Kellogg Co.
12/01/2023	2.650%		45,000	44,311
04/01/2046	4.500%		90,000	92,541
Kraft Heinz Co. (The)(b)
07/01/2027	4.125%	GBP	930,000	1,337,176

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/04/2042	5.000%		185,000	195,403
06/01/2046	4.375%		190,000	185,736
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		620,000	619,291
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	1,805,000	2,051,825
07/15/2046	4.200%		796,000	782,875
Mondelez International, Inc.(b)
10/28/2019	1.625%		1,225,000	1,212,498
PepsiCo, Inc.
02/22/2019	1.500%		1,595,000	1,591,367
05/02/2019	1.550%		520,000	519,818
05/02/2047	4.000%		740,000	754,781
Sysco Corp.
07/15/2021	2.500%		295,000	295,820
07/15/2027	3.250%		1,025,000	1,011,746
04/01/2046	4.500%		155,000	162,746
Tyson Foods, Inc.
08/15/2019	2.650%		960,000	972,089
06/02/2047	4.550%		210,000	220,682
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%		244,000	245,574
10/21/2019	2.900%		2,190,000	2,227,359
Total				28,304,521
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%		155,000	170,814
Becton Dickinson and Co.
06/06/2027	3.700%		1,230,000	1,234,106
12/15/2044	4.685%		685,000	710,710
06/06/2047	4.669%		40,000	41,509
Cardinal Health, Inc.
06/15/2027	3.410%		865,000	866,064
06/15/2047	4.368%		155,000	160,077
Express Scripts Holding Co.
07/15/2046	4.800%		805,000	822,844
Medtronic Global Holdings SCA
03/28/2019	1.700%		1,590,000	1,590,892
Medtronic, Inc.
03/15/2045	4.625%		19,000	21,390
Total				5,618,406
Healthcare Insurance 0.0%
Anthem, Inc.
08/15/2044	4.650%		135,000	146,642
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
12/15/2017	1.400%	1,265,000	1,264,672
04/15/2047	4.250%	825,000	880,062
Total			2,291,376
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	165,000	188,537
07/15/2044	4.500%	775,000	734,306
Apache Corp.
04/15/2043	4.750%	130,000	130,386
01/15/2044	4.250%	210,000	197,041
Canadian Natural Resources Ltd.
06/01/2047	4.950%	945,000	958,513
ConocoPhillips Co.
11/15/2044	4.300%	220,000	224,534
Continental Resources, Inc.
06/01/2044	4.900%	135,000	113,247
Hess Corp.
04/01/2047	5.800%	710,000	716,791
Noble Energy, Inc.
11/15/2043	5.250%	619,000	641,763
Woodside Finance Ltd.(b)
03/05/2025	3.650%	611,000	608,181
Total			4,513,299
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	1,578,000	1,304,534
09/15/2043	5.200%	1,150,000	1,040,597
Shell International Finance BV
05/11/2045	4.375%	320,000	333,495
Total			2,678,626
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	445,000	453,959
07/16/2044	4.500%	135,000	137,854
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	1,585,000	1,566,646
Five Corners Funding Trust(b)
11/15/2023	4.419%	3,390,000	3,645,491
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	1,529,000	1,698,101
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	895,000	958,146

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MetLife, Inc.
12/15/2017	1.756%		200,000	200,242
03/01/2045	4.050%		260,000	261,758
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%		630,000	819,345
Nuveen Finance LLC(b)
11/01/2019	2.950%		640,000	649,286
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%		2,233,000	2,264,456
Prudential Financial, Inc.
05/15/2044	4.600%		15,000	16,442
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%		2,140,000	2,401,585
05/15/2047	4.270%		666,000	681,804
Voya Financial, Inc.
06/15/2046	4.800%		750,000	780,182
Total				16,535,297
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%		1,199,000	1,272,399
11/15/2046	4.750%		45,000	47,921
Scripps Networks Interactive, Inc.
11/15/2024	3.900%		567,000	587,416
Thomson Reuters Corp.
10/15/2019	4.700%		510,000	536,467
05/23/2043	4.500%		250,000	250,041
Time Warner, Inc.
09/15/2023	1.950%	EUR	402,000	478,747
12/15/2043	5.350%		210,000	231,072
Total				3,404,063
Midstream 0.1%
Enterprise Products Operating LLC
05/07/2018	1.650%		618,000	617,505
02/15/2045	5.100%		1,031,000	1,126,388
05/15/2046	4.900%		287,000	309,346
Kinder Morgan Energy Partners LP
11/01/2042	4.700%		190,000	179,251
03/01/2043	5.000%		2,046,000	1,992,902
Kinder Morgan, Inc.
02/15/2046	5.050%		770,000	772,864
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%		110,000	107,255
06/15/2044	4.700%		1,561,000	1,420,543
Southern Natural Gas Co. LLC(b)
03/15/2047	4.800%		819,000	865,650
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Partners LP
09/15/2045	5.100%		1,467,000	1,519,839
Total				8,911,543
Natural Gas 0.1%
NiSource Finance Corp.
02/15/2043	5.250%		730,000	835,216
05/15/2047	4.375%		2,175,000	2,236,250
Sempra Energy
12/01/2023	4.050%		580,000	613,101
06/15/2024	3.550%		3,815,000	3,907,403
06/15/2027	3.250%		1,980,000	1,951,136
Total				9,543,106
Pharmaceuticals 0.1%
AbbVie, Inc.
05/14/2046	4.450%		180,000	186,180
Allergan Funding SCS
03/15/2045	4.750%		287,000	309,604
Amgen Inc.
06/15/2051	4.663%		1,071,000	1,135,522
Gilead Sciences, Inc.
03/01/2047	4.150%		640,000	642,587
Pfizer, Inc.
06/01/2018	1.200%		2,260,000	2,255,839
12/15/2046	4.125%		175,000	185,392
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%		1,350,000	1,343,779
Total				6,058,903
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%		530,000	573,659
Berkshire Hathaway, Inc.
03/16/2035	1.625%	EUR	490,000	515,557
CNA Financial Corp.
05/15/2024	3.950%		859,000	890,806
03/01/2026	4.500%		475,000	509,480
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	1,595,000	1,948,437
08/01/2044	4.850%		250,000	268,320
Travelers Companies, Inc. (The)
05/30/2047	4.000%		155,000	158,156
Total				4,864,415
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		745,000	728,789

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Union Pacific Corp.
04/15/2047	4.000%		100,000	102,811
10/01/2051	3.799%		195,000	190,733
Total				1,022,333
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		1,835,000	1,879,697
12/09/2045	4.875%		546,000	607,011
Total				2,486,708
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		1,090,000	1,077,840
07/20/2022	3.500%		450,000	467,260
06/01/2026	2.875%		365,000	353,614
Lowe’s Companies, Inc.
05/03/2047	4.050%		220,000	224,429
Target Corp.
04/15/2046	3.625%		400,000	372,967
Wal-Mart Stores, Inc.
04/11/2018	1.125%		540,000	538,928
04/22/2044	4.300%		405,000	447,377
Total				3,482,415
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		325,000	313,585
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		1,230,000	1,229,654
01/17/2024	1.375%	EUR	505,000	599,496
02/09/2045	3.450%		845,000	794,256
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		1,185,000	1,216,717
Cisco Systems, Inc.
09/20/2019	1.400%		1,190,000	1,180,951
Intel Corp.
05/11/2047	4.100%		115,000	119,433
International Business Machine Corp.
11/19/2019	1.375%	EUR	1,672,000	1,967,656
Microsoft Corp.
11/03/2018	1.300%		405,000	404,184
08/08/2046	3.700%		720,000	711,395
02/06/2047	4.250%		795,000	858,485
Oracle Corp.
01/10/2021	2.250%	EUR	1,251,000	1,527,498
09/15/2021	1.900%		740,000	733,589
07/15/2046	4.000%		440,000	444,855
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2047	4.300%		285,000	290,850
Total				12,079,019
Tobacco 0.0%
Philip Morris International, Inc.
03/04/2043	4.125%		145,000	146,513
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%		1,305,000	1,272,144
11/15/2024	3.850%		570,000	585,120
12/01/2026	3.300%		2,605,000	2,510,011
11/01/2046	4.200%		340,000	321,000
FedEx Corp.
04/01/2046	4.550%		930,000	975,753
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	841,000	1,289,435
Total				6,953,463
Wireless 0.0%
Rogers Communications, Inc.
08/15/2018	6.800%		230,000	242,646
03/15/2023	3.000%		1,309,000	1,317,050
Total				1,559,696
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%		2,638,000	2,446,953
03/01/2047	5.450%		405,000	436,099
Verizon Communications, Inc.
11/01/2042	3.850%		2,239,000	1,950,608
03/15/2055	4.672%		621,000	582,814
Total				5,416,474
Total Corporate Bonds & Notes (Cost $222,868,559)				225,432,182

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Equity Funds 48.8%
	Shares	Value ($)
International 12.9%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	34,837,464	354,297,004
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	47,509,272	524,977,452
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	31,252,165	350,649,296
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	47,030,775	524,393,147
Total		1,754,316,899
U.S. Large Cap 29.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	17,071,463	342,965,692
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	25,165,855	1,074,078,707
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	14,926,375	347,038,208
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	21,321,799	326,436,747
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	10,154,720	221,271,346
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	11,622,632	300,328,802
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	12,890,164	304,723,471
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	9,612,950	222,443,667
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	20,956,320	386,644,111
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	12,686,929	302,710,120
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	10,186,053	212,990,376
Total		4,041,631,247
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,701,838	86,808,098
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	4,060,019	85,625,799
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	5,548,867	117,802,442
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,790,638	114,496,257
Total		404,732,596
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	7,153,303	153,509,889
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	7,273,299	146,047,835
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,560,820	146,138,351
Total		445,696,075
Total Equity Funds (Cost $5,644,631,294)		6,646,376,817

Exchange-Traded Funds 6.8%

iShares MSCI EAFE ETF	6,049,292	394,413,838
SPDR S&P 500 ETF Trust	2,190,200	529,590,360
Total Exchange-Traded Funds (Cost $781,135,047)		924,004,198

Fixed-Income Funds 24.3%

Investment Grade 24.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	62,731,836	642,374,001
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	20,059,390	188,157,075
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	33,322,607	338,890,915
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	18,508,526	189,897,472
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	57,581,223	629,362,771
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	51,819,350	559,648,983
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	58,549,237	614,181,497
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	14,787,394	148,465,441
Total		3,310,978,155
Total Fixed-Income Funds (Cost $3,358,974,498)		3,310,978,155

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	1,475,000	1,764,199
04/28/2026	0.875%	EUR	1,100,000	1,230,534
Total				2,994,733
Norway 0.0%
Avinor AS(b)
04/29/2025	1.000%	EUR	800,000	916,171
Total Foreign Government Obligations (Cost $3,666,989)				3,910,904

Residential Mortgage-Backed Securities - Agency 6.0%

Federal National Mortgage Association(g)
07/18/2032	2.500%		63,725,000	64,056,070
07/18/2032	3.000%		80,785,000	82,911,916
07/18/2032- 07/13/2047	3.500%		591,000,000	609,343,285
07/13/2047	4.000%		60,000,000	63,072,654
Total Residential Mortgage-Backed Securities - Agency (Cost $821,943,924)				819,383,925

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2045	3.000%		365,000	376,285
Total U.S. Treasury Obligations (Cost $357,458)				376,285
Options Purchased Puts 0.5%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	1,250	1,700.00	06/15/2018	1,837,500
	4,000	1,800.00	06/15/2018	8,080,000
	4,900	1,850.00	06/15/2018	11,711,000
	5,570	1,800.00	12/21/2018	20,859,650
	4,650	1,850.00	12/21/2018	19,925,250
Total Options Purchased Puts (Cost $192,464,821)				62,413,400

Money Market Funds 17.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(h)	2,390,638,965	2,390,638,965
Total Money Market Funds (Cost $2,390,619,068)		2,390,638,965
Total Investments (Cost: $13,416,661,658)		14,383,514,831
Other Assets & Liabilities, Net		(752,986,406)
Net Assets		13,630,528,425

At June 30, 2017, securities and/or cash totaling $68,549,940 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	8/2/2017	5,536,000 GBP	7,067,922 USD	—	(149,468)
Standard Chartered	8/2/2017	40,129 USD	31,000 GBP	286	—
UBS	8/2/2017	22,630,000 EUR	25,270,921 USD	—	(616,690)
UBS	8/2/2017	142,512 USD	125,000 EUR	482	—
Total				768	(766,158)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	12	JPY	1,602,810	09/2017	—	(6,103)
AUD/USD Currency	200	USD	15,350,000	09/2017	198,480	—
BP Currency	1,300	USD	105,990,625	09/2017	2,050,897	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Canadian Government 10-Year Bond	32	CAD	3,468,229	09/2017	—	(105,315)
DAX Index	44	EUR	15,478,412	09/2017	—	(456,558)
Euro FX	300	USD	43,001,250	09/2017	750,765	—
Euro-Bobl	25	EUR	3,760,528	09/2017	—	(42,315)
Euro-Bund	23	EUR	4,252,235	09/2017	—	(77,649)
Euro-Buxl 30-Year	4	EUR	747,057	09/2017	—	(18,430)
Euro-Schatz	15	EUR	1,916,242	09/2017	—	(5,165)
FTSE 100 Index	110	GBP	10,376,291	09/2017	—	(297,405)
FTSE/MIB Index	109	EUR	12,760,045	09/2017	—	(252,982)
JPY Currency	1,265	USD	140,889,375	09/2017	—	(3,751,969)
Long Gilt	28	GBP	4,579,361	09/2017	—	(67,155)
Mini MSCI EAFE Index	35	USD	3,306,800	09/2017	—	(14,081)
S&P 500 E-mini	6,636	USD	803,254,620	09/2017	—	(2,673,787)
S&P 500 Index	244	USD	147,674,900	09/2017	—	(461,465)
SPI 200 Index	450	AUD	48,845,486	09/2017	298,824	—
TOPIX Index	1,200	JPY	171,931,540	09/2017	615,400	—
U.S. Long Bond	407	USD	62,550,813	09/2017	676,480	—
U.S. Long Bond	80	USD	12,295,000	09/2017	—	(7,664)
U.S. Treasury 10-Year Note	4,074	USD	511,414,313	09/2017	—	(673,408)
U.S. Treasury 2-Year Note	750	USD	162,082,032	09/2017	—	(270,881)
U.S. Treasury 2-Year Note	3,134	USD	677,286,784	09/2017	—	(545,078)
U.S. Treasury 5-Year Note	98	USD	11,547,922	09/2017	—	(26,155)
U.S. Treasury 5-Year Note	3,880	USD	457,203,439	09/2017	—	(651,060)
U.S. Ultra Bond	116	USD	19,241,500	09/2017	287,575	—
Total			3,452,807,609		4,878,421	(10,404,625)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(559)	EUR	(21,905,620)	09/2017	621,202	—
Russell 2000 Mini	(725)	USD	(51,268,375)	09/2017	—	(344,738)
S&P/TSE 60 Index	(340)	CAD	(46,626,774)	09/2017	895,917	—
U.S. Long Bond	(211)	USD	(32,428,063)	09/2017	—	(209,129)
U.S. Treasury 10-Year Note	(10)	USD	(1,255,313)	09/2017	7,171	—
U.S. Treasury 2-Year Note	(3,847)	USD	(831,372,769)	09/2017	653,890	—
U.S. Treasury 2-Year Note	(16)	USD	(3,457,750)	09/2017	4,967	—
U.S. Treasury 5-Year Note	(1)	USD	(117,836)	09/2017	260	—
U.S. Treasury Ultra 10-Year Note	(156)	USD	(21,030,750)	09/2017	46,985	—
Total			(1,009,463,250)		2,230,392	(553,867)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $66,364,472, which represents 0.49% of net assets.
(c)	Variable rate security.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	2,334,055,682	824,128,071	(767,544,788)	2,390,638,965	—	(7,242)	9,019,641	2,390,638,965
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	17,500,539	—	(429,076)	17,071,463	—	3,306,644	—	342,965,692
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	25,545,532	—	(379,677)	25,165,855	—	5,017,115	—	1,074,078,707
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	15,229,314	—	(302,939)	14,926,375	—	2,859,478	—	347,038,208
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	59,622,130	3,109,706	—	62,731,836	5,415,886	—	17,884,273	642,374,001
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	21,878,484	—	(556,685)	21,321,799	—	3,265,402	—	326,436,747
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	19,353,075	706,315	—	20,059,390	—	—	4,368,410	188,157,075
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	31,565,180	1,757,427	—	33,322,607	1,315,430	—	11,468,807	338,890,915
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	3,759,480	—	(57,642)	3,701,838	—	144,667	—	86,808,098
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	4,147,608	—	(87,589)	4,060,019	—	243,265	—	85,625,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	9,215,115	1,472,469	(532,864)	10,154,720	—	4,221,214	—	221,271,346
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	10,604,664	13,457	(3,464,818)	7,153,303	—	4,478,384	—	153,509,889
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	17,741,717	766,809	—	18,508,526	127,051	—	5,399,390	189,897,472
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,117,626	2,463,597	—	57,581,223	3,851,880	—	14,587,508	629,362,771
Variable Portfolio – DFA International Value Fund, Class 1 Shares	47,598,672	586,165	(13,347,373)	34,837,464	—	(877,155)	5,852,251	354,297,004
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	5,608,485	54	(59,672)	5,548,867	—	189,416	—	117,802,442
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	21,026,523	26,809,227	(326,478)	47,509,272	—	141,461	4,381,601	524,977,452
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	21,321,352	13,147	(9,711,867)	11,622,632	—	75,030,943	—	300,328,802
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	8,743,502	4,256,944	(110,282)	12,890,164	—	1,213,090	—	304,723,471
Variable Portfolio – MFS Value Fund, Class 1 Shares	8,401,054	1,400,924	(189,028)	9,612,950	—	1,036,399	—	222,443,667
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	21,270,969	—	(314,649)	20,956,320	—	2,461,608	—	386,644,111
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	6,953,436	5,867,099	(133,606)	12,686,929	—	1,364,114	—	302,710,120
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	42,939,783	2,970,803	(14,658,421)	31,252,165	30,812,881	(9,118,933)	1,654,975	350,649,296
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	49,878,883	1,940,467	—	51,819,350	446,650	—	12,928,064	559,648,983
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	9,073,175	12,892	(1,812,768)	7,273,299	—	12,211,883	—	146,047,835
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,896,209	1,221	(1,336,610)	5,560,820	—	5,609,449	—	146,138,351
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	46,605,304	720,565	(295,094)	47,030,775	—	388,877	7,674,614	524,393,147
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	8,896,273	1,551,488	(261,708)	10,186,053	—	1,164,848	—	212,990,376
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	56,516,534	2,032,703	—	58,549,237	2,129,950	—	10,145,950	614,181,497
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	4,866,408	3,314	(79,084)	4,790,638	—	362,749	—	114,496,257
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	14,416,424	370,970	—	14,787,394	8,345	—	1,461,624	148,465,441
Total	3,006,349,132	882,955,834	(815,992,718)	3,073,312,248	44,108,073	114,707,676	106,827,108	12,347,993,937

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	225,432,182	—	—	225,432,182
Equity Funds	—	—	—	6,646,376,817	6,646,376,817
Exchange-Traded Funds	924,004,198	—	—	—	924,004,198
Fixed-Income Funds	—	—	—	3,310,978,155	3,310,978,155
Foreign Government Obligations	—	3,910,904	—	—	3,910,904
Residential Mortgage-Backed Securities - Agency	—	819,383,925	—	—	819,383,925
U.S. Treasury Obligations	376,285	—	—	—	376,285
Options Purchased Puts	62,413,400	—	—	—	62,413,400
Money Market Funds	—	—	—	2,390,638,965	2,390,638,965
Total Investments	986,793,883	1,048,727,011	—	12,347,993,937	14,383,514,831
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	768	—	—	768
Futures Contracts	7,108,813	—	—	—	7,108,813
Liability
Forward Foreign Currency Exchange Contracts	—	(766,158)	—	—	(766,158)
Futures Contracts	(10,958,492)	—	—	—	(10,958,492)
Total	982,944,204	1,047,961,621	—	12,347,993,937	14,378,899,762
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,829,971,977
Affiliated issuers, at cost	11,394,224,860
Options purchased, at cost	192,464,821
Total investments, at cost	13,416,661,658
Investments, at value
Unaffiliated issuers, at value	1,973,107,494
Affiliated issuers, at value	12,347,993,937
Options purchased, at value	62,413,400
Total investments, at value	14,383,514,831
Foreign currency (identified cost $1,086,664)	1,108,085
Cash collateral held at broker	1,379,000
Margin deposits	67,170,940
Unrealized appreciation on forward foreign currency exchange contracts	768
Receivable for:
Investments sold	9,242,267
Dividends	4,499,219
Interest	3,026,754
Foreign tax reclaims	1,396
Variation margin for futures contracts	1,616,084
Total assets	14,471,559,344
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	766,158
Payable for:
Investments purchased	397,883
Investments purchased on a delayed delivery basis	822,988,169
Capital shares purchased	10,453,922
Variation margin for futures contracts	5,967,062
Management services fees	68,602
Distribution and/or service fees	93,474
Transfer agent fees	6,268
Compensation of board members	211,724
Compensation of chief compliance officer	1,570
Other expenses	76,087
Total liabilities	841,030,919
Net assets applicable to outstanding capital stock	$13,630,528,425
Represented by
Trust capital	$13,630,528,425
Total - representing net assets applicable to outstanding capital stock	$13,630,528,425
Class 2
Net assets	$13,630,528,425
Shares outstanding	1,027,803,842
Net asset value per share	$13.26
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,276,682
Dividends — affiliated issuers	106,827,108
Interest	3,655,954
Total income	121,759,744
Expenses:
Management services fees	11,918,826
Distribution and/or service fees
Class 2	16,566,111
Transfer agent fees
Class 2	1,080,726
Compensation of board members	102,598
Custodian fees	29,800
Printing and postage fees	84,248
Audit fees	14,423
Legal fees	52,128
Compensation of chief compliance officer	1,350
Other	91,113
Total expenses	29,941,323
Net investment income	91,818,421
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,373,720
Investments — affiliated issuers	114,707,676
Capital gain distributions from underlying affiliated funds	44,108,073
Foreign currency translations	(275,630)
Forward foreign currency exchange contracts	(1,030,754)
Futures contracts	162,472,542
Net realized gain	359,355,627
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	66,977,224
Investments — affiliated issuers	484,822,752
Foreign currency translations	985,932
Forward foreign currency exchange contracts	(1,062,234)
Futures contracts	(15,502,686)
Options purchased	(106,516,947)
Net change in unrealized appreciation (depreciation)	429,704,041
Net realized and unrealized gain	789,059,668
Net increase in net assets resulting from operations	$880,878,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$91,818,421	$68,509,935
Net realized gain (loss)	359,355,627	(118,150,821)
Net change in unrealized appreciation (depreciation)	429,704,041	460,020,956
Net increase in net assets resulting from operations	880,878,089	410,380,070
Increase (decrease) in net assets from capital stock activity	(128,185,199)	1,189,273,313
Total increase in net assets	752,692,890	1,599,653,383
Net assets at beginning of period	12,877,835,535	11,278,182,152
Net assets at end of period	$13,630,528,425	$12,877,835,535
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	8,319,215	108,600,338	108,177,189	1,312,493,150
Redemptions	(18,469,653)	(236,785,537)	(10,023,288)	(123,219,837)
Net increase (decrease)	(10,150,438)	(128,185,199)	98,153,901	1,189,273,313
Total net increase (decrease)	(10,150,438)	(128,185,199)	98,153,901	1,189,273,313
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012 (a)
Per share data
Net asset value, beginning of period	$12.41	$12.00	$12.31	$11.74	$10.27	$10.00
Income from investment operations:
Net investment income	0.09	0.07	0.08	0.06	0.10	0.05
Net realized and unrealized gain (loss)	0.76	0.34	(0.39)	0.51	1.37	0.22
Total from investment operations	0.85	0.41	(0.31)	0.57	1.47	0.27
Net asset value, end of period	$13.26	$12.41	$12.00	$12.31	$11.74	$10.27
Total return	6.85%	3.42%	(2.52%)	4.86%	14.31%	2.70%
Ratios to average net assets
Total gross expenses(b)	0.45% (c)	0.46%	0.47%	0.47%	0.50%	0.56% (c)
Total net expenses(b),(d)	0.45% (c)	0.46%	0.47%	0.47%	0.49%	0.53% (c)
Net investment income	1.39% (c)	0.57%	0.64%	0.46%	0.94%	0.74% (c)
Supplemental data
Net assets, end of period (in thousands)	$13,630,528	$12,877,836	$11,278,182	$9,917,511	$6,022,065	$2,136,697
Portfolio turnover	52%	112%	119%	107%	125%	117%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 19, 2012. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
24	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
26	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,431,343*
Equity risk	Investments, at value — Options Purchased	62,413,400
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	768
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	3,000,142*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,677,328*
Total		69,522,981

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	4,501,016*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	766,158
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures	3,751,969*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	2,705,507*
Total		11,724,650

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	142,085,863	142,085,863
Foreign exchange risk	(1,030,754)	12,074,626	11,043,872
Interest rate risk	—	8,312,053	8,312,053
Total	(1,030,754)	162,472,542	161,441,788

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(23,348,628)	(106,516,947)	(129,865,575)
Foreign exchange risk	(1,062,234)	5,785,974	—	4,723,740
Interest rate risk	—	2,059,968	—	2,059,968
Total	(1,062,234)	(15,502,686)	(106,516,947)	(123,081,867)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,501,352,722
Futures contracts — short	988,516,756

Derivative instrument	Average market value ($)*
Options contracts — purchased	75,848,850

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	28,035	(460,388)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
28	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Deutsche Bank ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	286	482	768
Options purchased puts	62,413,400	-	-	62,413,400
Total assets	62,413,400	286	482	62,414,168
Liabilities
Forward foreign currency exchange contracts	-	149,468	616,690	766,158
Total liabilities	-	149,468	616,690	766,158
Total financial and derivative net assets	62,413,400	(149,182)	(616,208)	61,648,010
Total collateral received (pledged) (a)	-	-	-	-
Net amount (b)	62,413,400	(149,182)	(616,208)	61,648,010

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
30	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any
32	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,161,313,691 and $6,057,236,346, respectively, for the six months ended June 30, 2017, of which $4,905,691,798 and $4,913,232,289, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	35

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods noting that appropriate steps (such as investment process enhancements and changes to the portfolio management team) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
36	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017	37

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
38	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6539 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Intermediate Bond Fund
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
Variable Portfolio – MFS® Blended Research® Core Equity Fund
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Victory Sycamore Established Value Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio Funds  |  Semiannual Report 2017

Fund at a Glance
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton*
Lead manager
Managed Fund since March 2017
Jim Cielinski
Co-manager
Managed Fund since 2013
Gene Tannuzzo, CFA
Co-manager
Managed Fund since 2014
*	Effective March 2017, Mr. Hilton was added as portfolio manager of the Fund. Matthew Cobon no longer manages the Fund.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	3.75	-3.50	-1.27	2.43
Class 2 *	05/03/10	3.68	-3.75	-1.51	2.21
Class 3	05/01/96	3.65	-3.62	-1.41	2.33
Bloomberg Barclays Global Aggregate Index		4.41	-2.18	0.78	3.69
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Quality breakdown (%) (at June 30, 2017)
AAA rating	19.3
AA rating	3.6
A rating	8.5
BBB rating	44.8
BB rating	8.2
B rating	8.7
CCC rating	1.8
Not rated	5.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2017)
Argentina	1.0
Australia	2.7
Bahamas	0.0 (a)
Brazil	0.5
Canada	1.5
Croatia	0.1
Dominican Republic	0.9
El Salvador	0.2
France	0.2
Georgia	0.7
Germany	2.2
Guatemala	0.5
Hungary	1.6
Indonesia	1.5
Ireland	0.2
Italy	2.0
Japan	0.4
Kazakhstan	0.1
Luxembourg	0.0 (a)
Mexico	1.4
Netherlands	0.9
Panama	0.2
Philippines	0.2
Romania	0.2
Russian Federation	16.7
Serbia	0.2
South Korea	1.1
Spain	1.9
Trinidad and Tobago	0.6
Ukraine	0.3
United Kingdom	2.5
United States(b)	57.2
Virgin Islands	0.0 (a)
Zambia	0.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Variable Portfolio Funds | Semiannual Report 2017	3

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	334.9	(283.6)	51.3
Foreign Currency Derivative Contracts	112.4	(63.7)	48.7
Total Notional Market Value of Derivative Contracts	447.3	(347.3)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
4	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Carl Pappo, CFA
Lead manager
Managed Fund since 2011
Brian Lavin, CFA
Co-manager
Managed Fund since 2011
Jason Callan
Co-manager
Managed Fund since January 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	2.66	1.48	2.91	4.47
Class 2 *	05/03/10	2.51	1.24	2.65	4.24
Class 3	10/13/81	2.53	1.36	2.77	4.37
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	4.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2017	5

Fund at a Glance  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Agency	2.4
Asset-Backed Securities — Non-Agency	15.8
Commercial Mortgage-Backed Securities - Agency	0.6
Commercial Mortgage-Backed Securities - Non-Agency	2.5
Corporate Bonds & Notes	30.6
Foreign Government Obligations	0.7
Money Market Funds	0.6
Municipal Bonds	1.2
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.0 (a)
Preferred Debt	0.3
Preferred Stocks	0.0 (a)
Residential Mortgage-Backed Securities - Agency	25.1
Residential Mortgage-Backed Securities - Non-Agency	4.5
Senior Loans	0.1
U.S. Government & Agency Obligations	0.8
U.S. Treasury Obligations	14.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	61.7
AA rating	1.5
A rating	5.4
BBB rating	19.4
BB rating	5.3
B rating	2.5
CCC rating	0.5
CC rating	0.0 (a)
C rating	0.0 (a)
Not rated	3.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	291.1	(391.1)	(100.0)
Total Notional Market Value of Derivative Contracts	291.1	(391.1)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

6	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Investment objective
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc.
Martin Hegarty
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	-0.15	1.13	2.55	4.45
Class 2 *	05/03/10	-0.21	1.10	2.33	4.25
Class 3	09/13/04	-0.28	1.01	2.42	4.35
Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged		0.28	1.93	2.97	5.12
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC (the Investment Manager) and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2017	7

Fund at a Glance  (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Quality breakdown (%) (at June 30, 2017)
AAA rating	55.5
AA rating	27.5
A rating	3.7
BBB rating	11.4
CCC rating	0.0 (a)
Not rated	1.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Country breakdown (%) (at June 30, 2017)
Australia	1.1
Canada	2.2
Denmark	0.2
France	6.0
Germany	2.4
Greece	0.0 (a)
Italy	11.3
Japan	3.6
New Zealand	1.2
Spain	1.3
Sweden	1.0
United Kingdom	18.9
United States(b)	50.8
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	1.2	(0.1)	1.1
Foreign Currency Derivative Contracts	0.3	(101.4)	(101.1)
Total Notional Market Value of Derivative Contracts	1.5	(101.5)	(100.0)
(a)	The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

8	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Unaudited)
Investment objective
Variable Portfolio – MFS® Blended Research® Core Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Matt Krummell, CFA
Jim Fallon
Jonathan Sage, CFA
Jed Stocks, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	8.53	15.67	12.39	4.96
Class 2 *	05/03/10	8.36	15.38	12.11	4.79
Class 3	05/01/06	8.42	15.54	12.24	4.87
S&P 500 Index		9.34	17.90	14.63	7.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2017	9

Fund at a Glance  (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Amazon.com, Inc.	2.9
Apple, Inc.	2.7
Bank of America Corp.	2.7
Citigroup, Inc.	2.2
Cisco Systems, Inc.	2.1
Facebook, Inc., Class A	2.1
Procter & Gamble Co. (The)	2.0
Philip Morris International, Inc.	1.9
Celgene Corp.	1.9
Medtronic PLC	1.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	12.4
Consumer Staples	11.1
Energy	5.5
Financials	15.8
Health Care	14.5
Industrials	9.2
Information Technology	21.6
Materials	2.8
Real Estate	2.1
Telecommunication Services	1.5
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

10	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Denver Investment Advisors LLC
Derek Anguilm, CFA
Troy Dayton, CFA
Mark Adelmann, CFA, CPA
Lisa Ramirez, CFA
Alex Ruehle, CFA
Jacobs Levy Equity Management, Inc.*
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
Nuveen Asset Management, LLC*
Karen Bowie, CFA
Segall Bryant & Hamill, LLC
Mark Dickherber, CFA, CPA
Shaun Nicholson
*Effective May 1, 2017, Jacobs Levy Equity Management, Inc. and Nuveen Asset Management, LLC each assumed day-to-day management of a portion of the Fund’s portfolio as subadvisers to the Fund.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	0.54	20.50	11.25	5.96
Class 2 *	05/03/10	0.39	20.22	10.98	5.74
Class 3	08/14/01	0.42	20.35	11.10	5.85
Russell 2000 Value Index		0.54	24.86	13.39	5.92
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
* The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2017	11

Fund at a Glance  (continued)
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	97.2
Exchange-Traded Funds	0.5
Money Market Funds	2.3
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Iberiabank Corp.	1.4
Orthofix International NV	1.2
Innophos Holdings, Inc.	1.1
Radian Group, Inc.	1.0
CNO Financial Group, Inc.	1.0
Renasant Corp.	1.0
Spire, Inc.	0.9
TiVo Corp.	0.9
Dean Foods Co.	0.8
Enerplus Corp.	0.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.1
Consumer Staples	2.8
Energy	3.4
Financials	28.5
Health Care	7.0
Industrials	17.4
Information Technology	13.7
Materials	5.0
Real Estate	6.9
Telecommunication Services	0.4
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Columbia Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance
Variable Portfolio – Victory Sycamore Established Value Fund (Unaudited)
Investment objective
Variable Portfolio – Victory Sycamore Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1 *	05/03/10	5.38	16.08	16.22	7.95
Class 2 *	05/03/10	5.24	15.77	15.95	7.72
Class 3	02/04/04	5.33	15.94	16.10	7.86
Russell Midcap Value Index		5.18	15.93	15.14	7.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2017	13

Fund at a Glance  (continued)
Variable Portfolio – Victory Sycamore Established Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Archer-Daniels-Midland Co.	2.3
Crown Holdings, Inc.	2.2
SunTrust Banks, Inc.	2.1
Allstate Corp. (The)	2.1
Aflac, Inc.	2.1
Citizens Financial Group, Inc.	2.0
Alleghany Corp.	1.9
Quanta Services, Inc.	1.9
Motorola Solutions, Inc.	1.8
Reliance Steel & Aluminum Co.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	10.4
Consumer Staples	4.4
Energy	6.9
Financials	20.8
Health Care	8.2
Industrials	17.5
Information Technology	15.0
Materials	9.5
Real Estate	3.0
Utilities	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Columbia Variable Portfolio Funds | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Global Bond Fund
Class 1	1,000.00	1,000.00	1,037.50	1,021.54	3.45	3.43	0.68
Class 2	1,000.00	1,000.00	1,036.80	1,020.29	4.72	4.68	0.93
Class 3	1,000.00	1,000.00	1,036.50	1,020.89	4.11	4.08	0.81
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1	1,000.00	1,000.00	1,026.60	1,022.24	2.73	2.72	0.54
Class 2	1,000.00	1,000.00	1,025.10	1,020.99	3.99	3.98	0.79
Class 3	1,000.00	1,000.00	1,025.30	1,021.64	3.33	3.33	0.66
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
Class 1	1,000.00	1,000.00	998.50	1,021.74	3.19	3.23	0.64
Class 2	1,000.00	1,000.00	997.90	1,020.49	4.43	4.48	0.89
Class 3	1,000.00	1,000.00	997.20	1,021.14	3.78	3.83	0.76
Columbia Variable Portfolio Funds | Semiannual Report 2017	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Variable Portfolio – MFS® Blended Research® Core Equity Fund
Class 1	1,000.00	1,000.00	1,085.30	1,021.14	3.95	3.83	0.76
Class 2	1,000.00	1,000.00	1,083.60	1,019.90	5.25	5.09	1.01
Class 3	1,000.00	1,000.00	1,084.20	1,020.49	4.62	4.48	0.89
Variable Portfolio – Partners Small Cap Value Fund
Class 1	1,000.00	1,000.00	1,005.40	1,020.29	4.65	4.68	0.93
Class 2	1,000.00	1,000.00	1,003.90	1,019.05	5.90	5.94	1.18
Class 3	1,000.00	1,000.00	1,004.20	1,019.65	5.30	5.34	1.06
Variable Portfolio – Victory Sycamore Established Value Fund
Class 1	1,000.00	1,000.00	1,053.80	1,020.69	4.35	4.28	0.85
Class 2	1,000.00	1,000.00	1,052.40	1,019.45	5.63	5.54	1.10
Class 3	1,000.00	1,000.00	1,053.30	1,020.04	5.02	4.94	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Variable Portfolio – Global Bond Fund, Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio – MFS® Blended Research® Core Equity Fund, Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Victory Sycamore Established Value Fund, account value at the end of the period would have been reduced.
16	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 5.5%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	1,790,197	1,761,974
SBA Tower Trust(a)
04/16/2018	2.240%	6,500,000	6,495,010
Total			8,256,984
Total Asset-Backed Securities — Non-Agency (Cost $8,306,304)			8,256,984

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

United States 2.8%
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	4,113,503	4,115,110
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,113,503)			4,115,110

Corporate Bonds & Notes 30.8%

Australia 1.5%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,220,000	2,209,757
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	15,000	15,993
Canada 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	45,000	44,714
Bombardier, Inc.(a)
12/01/2021	8.750%	38,000	42,244
Canadian Natural Resources Ltd.
06/01/2047	4.950%	480,000	486,863
Cenovus Energy, Inc.
09/15/2043	5.200%	350,000	316,703
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	12,000	12,399
01/15/2025	7.625%	36,000	37,796
MDC Partners, Inc.(a)
05/01/2024	6.500%	97,000	96,587
Precision Drilling Corp.(a)
12/15/2023	7.750%	4,000	4,037
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	12,000	12,579
Teck Resources Ltd.(a)
06/01/2024	8.500%	15,000	17,331
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	130,000	135,417
Thomson Reuters Corp.
05/23/2043	4.500%	525,000	525,087
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	12,000	11,353
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	15,000	15,733
05/15/2023	5.875%	120,000	102,887
03/15/2024	7.000%	68,000	71,735
04/15/2025	6.125%	121,000	102,587
Videotron Ltd.(a)
06/15/2024	5.375%	56,000	59,294
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	22,000	22,601
Total			2,117,947
France 0.1%
SFR Group SA(a)
05/15/2022	6.000%	82,000	85,684
05/01/2026	7.375%	104,000	112,788
SPCM SA(a)
09/15/2025	4.875%	26,000	26,520
Total			224,992
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	14,000	15,019
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	105,000	110,040
Total			125,059
Ireland 0.2%
Allegion PLC
09/15/2023	5.875%	45,000	48,387
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	145,000	158,712
02/15/2025	6.000%	13,000	13,655
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	18,000	18,842
02/15/2024	5.500%	18,000	18,810
Total			258,406
Italy 0.0%
Telecom Italia Capital SA
09/30/2034	6.000%	35,000	37,035
Telecom Italia SpA(a)
05/30/2024	5.303%	19,000	20,473
Total			57,508

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Luxembourg 0.1%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	34,000	35,047
INEOS Group Holdings SA(a)
08/01/2024	5.625%	44,000	45,459
Total			80,506
Netherlands 0.8%
Atotech USA, Inc.(a)
02/01/2025	6.250%	48,000	49,364
Constellium NV(a)
05/15/2024	5.750%	79,000	72,956
03/01/2025	6.625%	29,000	27,729
LYB International Finance BV
03/15/2044	4.875%	415,000	440,582
Mondelez International, Inc.(a)
10/28/2019	1.625%	525,000	519,642
Sensata Technologies BV(a)
10/01/2025	5.000%	47,000	49,122
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	97,000	99,701
Total			1,259,096
Panama 0.2%
Ena Norte Trust(a)
04/25/2023	4.950%	257,610	264,233
Ukraine 0.3%
MHP SA(a)
04/02/2020	8.250%	397,000	419,981
United Kingdom 0.9%
Sky PLC(a)
11/26/2022	3.125%	1,125,000	1,143,090
Virgin Media Finance PLC(a)
10/15/2024	6.000%	39,000	41,430
01/15/2025	5.750%	93,000	96,205
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	7,000	7,282
Total			1,288,007
United States 25.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	55,000	56,917
03/01/2024	6.500%	16,000	17,130
AES Corp. (The)
05/15/2026	6.000%	28,000	30,004
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aircastle Ltd.
02/15/2022	5.500%	17,000	18,424
04/01/2023	5.000%	15,000	16,054
Allegion US Holding Co., Inc.
10/01/2021	5.750%	36,000	37,360
Allergan Funding SCS
03/15/2045	4.750%	66,000	71,198
Ally Financial, Inc.
03/30/2025	4.625%	100,000	102,196
Alpine Finance Merger Sub LLC(a),(b)
08/01/2025	6.875%	13,000	13,266
Altice US Finance I Corp.(a)
07/15/2023	5.375%	39,000	40,651
05/15/2026	5.500%	77,000	80,925
AMC Entertainment Holdings, Inc.(a)
05/15/2027	6.125%	17,000	17,978
AMC Networks, Inc.
04/01/2024	5.000%	23,000	23,561
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	50,000	51,411
American Greetings Corp.(a)
02/15/2025	7.875%	6,000	6,483
Amsurg Corp.
07/15/2022	5.625%	48,000	49,827
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	62,837
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	700,000	720,124
02/01/2026	3.650%	300,000	308,992
Appalachian Power Co.
05/15/2044	4.400%	800,000	848,771
APX Group, Inc.
12/01/2020	8.750%	91,000	93,872
12/01/2022	7.875%	122,000	132,403
Aramark Services, Inc.
01/15/2024	5.125%	22,000	23,101
Asbury Automotive Group, Inc.
12/15/2024	6.000%	57,000	58,022
AT&T, Inc.
06/15/2045	4.350%	700,000	649,305
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	67,000	63,362
B&G Foods, Inc.
04/01/2025	5.250%	24,000	24,487
Ball Corp.
12/15/2020	4.375%	40,000	42,001

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	22,000	23,691
Berkshire Hathaway Energy Co.
02/01/2045	4.500%	150,000	162,697
Berry Plastics Corp.
05/15/2022	5.500%	58,000	60,345
10/15/2022	6.000%	26,000	27,717
07/15/2023	5.125%	63,000	65,600
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	6,000	5,883
Boyd Gaming Corp.
05/15/2023	6.875%	14,000	14,993
04/01/2026	6.375%	19,000	20,589
CalAtlantic Group, Inc.
11/15/2024	5.875%	34,000	36,800
06/01/2026	5.250%	10,000	10,376
06/15/2027	5.000%	16,000	16,022
Callon Petroleum Co.
10/01/2024	6.125%	22,000	22,253
Callon Petroleum Co.(a)
10/01/2024	6.125%	11,000	11,152
Calpine Corp.
01/15/2025	5.750%	83,000	78,063
Camelot Finance SA(a)
10/15/2024	7.875%	25,000	26,884
Carlson Travel, Inc.(a)
12/15/2023	6.750%	15,000	15,289
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	57,000	54,772
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	137,000	149,274
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	52,406
05/01/2026	5.500%	2,000	2,118
05/01/2027	5.125%	140,000	143,520
05/01/2027	5.875%	38,000	40,486
CDK Global, Inc.(a)
06/01/2027	4.875%	18,000	18,495
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	34,000	35,997
Centene Corp.
02/15/2024	6.125%	69,000	74,528
01/15/2025	4.750%	110,000	113,388
CenturyLink, Inc.
04/01/2024	7.500%	52,000	57,025
04/01/2025	5.625%	73,000	73,015
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	62,000	63,355
12/15/2021	5.125%	40,000	40,785
07/15/2025	7.750%	30,000	33,315
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	43,000	43,935
Chemours Co. (The)
05/15/2023	6.625%	45,000	47,654
05/15/2025	7.000%	45,000	48,987
05/15/2027	5.375%	11,000	11,316
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	36,000	36,973
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	45,000	47,611
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	52,000	45,427
03/31/2023	6.250%	92,000	95,149
CMS Energy Corp.
11/15/2025	3.600%	682,000	694,023
CNA Financial Corp.
05/15/2024	3.950%	380,000	394,070
Continental Resources, Inc.
06/01/2024	3.800%	50,000	45,820
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	83,000	87,284
CSC Holdings LLC
11/15/2021	6.750%	95,000	105,167
CSC Holdings LLC(a)
10/15/2025	6.625%	95,000	104,561
10/15/2025	10.875%	81,000	97,338
CSX Corp.
11/01/2046	3.800%	225,000	220,104
CVS Health Corp.
06/01/2026	2.875%	345,000	334,238
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	15,000	15,454
03/15/2027	5.375%	15,000	15,616
DaVita, Inc.
05/01/2025	5.000%	65,000	65,094
Delek Logistics Partners LP(a)
05/15/2025	6.750%	32,000	32,306
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	13,000	12,915
05/31/2025	5.375%	68,000	68,919

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/2021	6.750%	31,000	34,380
03/15/2023	5.000%	76,000	77,805
11/15/2024	5.875%	25,000	26,613
07/01/2026	7.750%	100,000	118,318
DTE Energy Co.
06/01/2024	3.500%	750,000	762,238
10/01/2026	2.850%	490,000	465,895
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	515,006
Dynegy, Inc.
11/01/2024	7.625%	34,000	32,980
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	8,000	8,221
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	49,000	51,449
Eldorado Resorts, Inc.(a)
04/01/2025	6.000%	18,000	19,059
Emera US Finance LP
06/15/2046	4.750%	515,000	541,777
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
02/01/2025	6.000%	40,000	32,816
Energy Transfer Equity LP
06/01/2027	5.500%	153,000	158,416
Enterprise Products Operating LLC
02/15/2045	5.100%	400,000	437,008
05/15/2046	4.900%	190,000	204,793
Envision Healthcare Corp.(a)
12/01/2024	6.250%	3,000	3,194
Equinix, Inc.
01/15/2026	5.875%	55,000	59,899
05/15/2027	5.375%	98,000	104,774
ERAC USA Finance LLC(a)
02/15/2045	4.500%	450,000	441,440
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	100,000	102,685
First Data Corp.(a)
12/01/2023	7.000%	148,000	157,975
01/15/2024	5.750%	95,000	98,846
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,290,439
Freeport-McMoRan, Inc.
03/01/2022	3.550%	17,000	15,955
03/15/2023	3.875%	38,000	35,517
11/14/2024	4.550%	94,000	88,754
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/2022	5.875%	13,000	14,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care US Finance II, Inc.(a)
10/15/2024	4.750%	78,000	82,829
Frontier Communications Corp.
01/15/2025	6.875%	193,000	150,775
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	54,571
Gates Global LLC/Co.(a)
07/15/2022	6.000%	65,000	65,194
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	32,000	34,863
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/2023	7.375%	28,000	30,320
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	39,000	39,073
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	290,000	322,073
Halcon Resources Corp.(a)
02/15/2025	6.750%	20,000	18,027
HCA, Inc.
05/01/2023	5.875%	58,000	63,049
02/01/2025	5.375%	136,000	143,249
04/15/2025	5.250%	85,000	91,674
02/15/2027	4.500%	53,000	54,422
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,475
Hertz Corp. (The)(a)
06/01/2022	7.625%	55,000	54,870
10/15/2024	5.500%	49,000	40,177
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	25,513
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	37,000	37,464
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	18,000	19,609
HUB International Ltd.(a)
10/01/2021	7.875%	161,000	167,855
IHS Markit Ltd.(a)
11/01/2022	5.000%	35,000	37,799
02/15/2025	4.750%	65,000	69,670
Informatica LLC(a)
07/15/2023	7.125%	26,000	26,477
International Game Technology PLC(a)
02/15/2022	6.250%	68,000	74,330
02/15/2025	6.500%	42,000	46,317
Interval Acquisition Corp.
04/15/2023	5.625%	53,000	54,949

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
04/01/2022	6.000%	30,000	30,687
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	52,000	54,305
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	96,000	101,129
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	27,000	27,539
Kellogg Co.
12/01/2023	2.650%	185,000	182,169
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	78,000	81,996
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	340,000	351,706
03/01/2043	5.000%	385,000	375,009
Kinder Morgan, Inc.
02/15/2046	5.050%	485,000	486,804
Koppers, Inc.(a)
02/15/2025	6.000%	13,000	13,818
L Brands, Inc.
11/01/2035	6.875%	35,000	33,851
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	17,475
11/01/2026	4.875%	29,000	30,030
Laredo Petroleum, Inc.
03/15/2023	6.250%	137,000	135,264
Lennar Corp.
04/30/2024	4.500%	44,000	45,478
Level 3 Financing, Inc.
05/01/2025	5.375%	133,000	139,945
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,205,000	1,284,619
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	24,000	24,341
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	20,000	21,488
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2025	5.500%	29,000	25,280
Match Group, Inc.
06/01/2024	6.375%	49,000	53,445
MEDNAX, Inc.(a)
12/01/2023	5.250%	30,000	30,944
Meritage Homes Corp.
04/01/2022	7.000%	23,000	26,190
Meritage Homes Corp.(a)
06/06/2027	5.125%	28,000	28,039
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
09/15/2023	4.368%	75,000	82,012
03/01/2045	4.050%	645,000	649,362
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	19,000	20,684
09/01/2026	4.500%	20,000	20,176
MGM Resorts International
10/01/2020	6.750%	60,000	66,504
12/15/2021	6.625%	52,000	58,323
Microsemi Corp.(a)
04/15/2023	9.125%	22,000	25,299
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	26,000	26,193
Molson Coors Brewing Co.
05/01/2042	5.000%	585,000	645,195
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	74,628
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	60,548
08/01/2026	4.750%	23,000	23,634
Navient Corp.
06/15/2022	6.500%	27,000	28,646
03/25/2024	6.125%	71,000	73,199
Netflix, Inc.
02/15/2025	5.875%	123,000	136,106
Netflix, Inc.(a)
11/15/2026	4.375%	104,000	104,096
NFP Corp.(a),(b)
07/15/2025	6.875%	25,000	25,284
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	82,000	84,432
NiSource Finance Corp.
05/15/2047	4.375%	425,000	436,968
Noble Energy, Inc.
11/15/2043	5.250%	150,000	155,516
Novelis Corp.(a)
08/15/2024	6.250%	21,000	22,042
09/30/2026	5.875%	93,000	95,895
Novolex (a)
01/15/2025	6.875%	15,000	15,585
NPF Corp.(a)
07/15/2021	9.000%	16,000	16,788
NRG Energy, Inc.
05/01/2024	6.250%	30,000	30,389
01/15/2027	6.625%	62,000	62,132
NRG Yield Operating LLC
08/15/2024	5.375%	115,000	120,594
09/15/2026	5.000%	31,000	31,471

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	35,000	36,786
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	56,000	58,784
12/15/2021	7.250%	22,000	23,176
Oracle Corp.
07/15/2046	4.000%	590,000	596,510
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	86,000	90,284
Pacific Gas & Electric Co.
02/15/2044	4.750%	474,000	539,544
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	25,131
01/15/2025	5.375%	64,000	64,433
08/15/2025	5.250%	52,000	52,027
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	45,217
PDC Energy, Inc.(a)
09/15/2024	6.125%	60,000	60,890
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,115,496
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	12,000	12,202
Penske Automotive Group, Inc.
12/01/2024	5.375%	109,000	109,664
PetSmart, Inc.(a)
06/01/2025	5.875%	20,000	19,296
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	7,000	7,483
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	957,000	888,645
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	43,000	47,560
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	14,448
08/15/2026	5.000%	86,000	85,741
03/01/2027	5.750%	39,000	40,198
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,322,846
PQ Corp.(a)
11/15/2022	6.750%	101,000	108,714
Prestige Brands, Inc.(a)
03/01/2024	6.375%	53,000	56,523
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	25,000	25,625
PTC, Inc.
05/15/2024	6.000%	52,000	56,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	84,000	87,766
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	38,000	39,156
10/15/2026	5.000%	20,000	20,619
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	19,000	19,089
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	120,000	122,768
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	69,601
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	13,000	13,176
RSP Permian, Inc.(a)
01/15/2025	5.250%	97,000	97,157
SBA Communications Corp.(a)
09/01/2024	4.875%	162,000	164,637
Scientific Games International, Inc.(a)
01/01/2022	7.000%	135,000	143,768
Scientific Games International, Inc.
12/01/2022	10.000%	63,000	69,073
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	54,884
12/15/2026	5.250%	9,000	9,394
Scripps Networks Interactive, Inc.
06/15/2025	3.950%	1,575,000	1,615,415
Sempra Energy
10/01/2022	2.875%	660,000	662,670
06/15/2024	3.550%	465,000	476,263
06/15/2027	3.250%	260,000	256,210
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	66,000	68,487
Sirius XM Radio, Inc.(a),(b)
08/01/2027	5.000%	51,000	51,391
SM Energy Co.
06/01/2025	5.625%	14,000	12,562
09/15/2026	6.750%	108,000	103,014
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	44,000	50,512
Southern Co. (The)
07/01/2046	4.400%	450,000	460,600
Spectrum Brands, Inc.
11/15/2022	6.625%	54,000	56,560
07/15/2025	5.750%	228,000	244,519
Springleaf Finance Corp.
05/15/2022	6.125%	54,000	56,977

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Industries, Inc.
06/01/2021	6.250%	178,000	183,911
Sprint Corp.
06/15/2024	7.125%	115,000	127,840
02/15/2025	7.625%	161,000	185,208
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,494
08/15/2026	5.875%	46,000	47,674
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	48,000	49,411
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	32,000	32,417
Symantec Corp.(a)
04/15/2025	5.000%	39,000	40,798
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	16,000	16,235
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	132,000	135,064
03/15/2024	6.750%	52,000	56,080
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	64,000	66,174
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	785,565
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	33,000	31,965
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,205
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	20,000	20,457
Tempur Sealy International, Inc.
10/15/2023	5.625%	27,000	28,013
Tenet Healthcare Corp.
04/01/2022	8.125%	8,000	8,509
06/15/2023	6.750%	43,000	42,959
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	22,000	21,830
Tesoro Logistics LP/Finance Corp.
10/15/2019	5.500%	38,000	40,046
10/15/2022	6.250%	41,000	43,629
05/01/2024	6.375%	30,000	32,436
01/15/2025	5.250%	73,000	76,847
THC Escrow Corp. III(a)
07/15/2024	4.625%	28,000	28,072
05/01/2025	5.125%	133,000	133,479
08/01/2025	7.000%	23,000	22,943
T-Mobile USA, Inc.
01/15/2026	6.500%	126,000	139,035
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toll Brothers Finance Corp.
11/15/2025	4.875%	29,000	30,148
TransDigm, Inc.
07/15/2022	6.000%	17,000	17,493
05/15/2025	6.500%	105,000	107,248
06/15/2026	6.375%	51,000	51,851
United Rentals North America, Inc.
09/15/2026	5.875%	79,000	84,053
05/15/2027	5.500%	50,000	51,521
United Technologies Corp.
11/01/2046	3.750%	100,000	97,911
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	59,921
Univision Communications, Inc.(a)
02/15/2025	5.125%	47,000	46,550
US Concrete, Inc.(a)
06/01/2024	6.375%	24,000	25,260
Valvoline, Inc.(a)
07/15/2024	5.500%	7,000	7,444
Venator Finance SARL/Materials Corp.(a),(b)
07/15/2025	5.750%	7,000	7,083
VeriSign, Inc.
04/01/2025	5.250%	84,000	89,778
VeriSign, Inc.(a),(b)
07/15/2027	4.750%	19,000	19,201
Verizon Communications, Inc.
11/01/2042	3.850%	469,000	408,591
Virtu Financial(a)
06/15/2022	6.750%	11,000	11,330
Weatherford International Ltd.
06/15/2021	7.750%	34,000	34,128
06/15/2023	8.250%	45,000	45,084
WellCare Health Plans, Inc.
04/01/2025	5.250%	58,000	60,915
Wells Fargo & Co.
10/23/2026	3.000%	160,000	155,819
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	18,781
Whiting Petroleum Corp.
03/15/2021	5.750%	13,000	12,251
04/01/2023	6.250%	31,000	28,523
Williams Companies, Inc. (The)
01/15/2023	3.700%	40,000	39,432
06/24/2024	4.550%	139,000	142,570
Williams Partners LP
09/15/2045	5.100%	400,000	414,407

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%		140,000	138,447
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%		25,000	25,629
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%		25,000	26,317
05/15/2025	6.375%		62,000	67,001
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		27,000	28,290
Zekelman Industries, Inc.(a)
06/15/2023	9.875%		20,000	22,469
Total				37,731,021
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/2022	6.500%		28,000	28,929
Total Corporate Bonds & Notes (Cost $44,796,732)				46,081,435

Foreign Government Obligations(d),(e) 35.7%

Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		500,000	534,836
04/22/2026	7.500%		700,000	753,355
04/22/2046	7.625%		150,000	153,486
Total				1,441,677
Australia 1.1%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	1,819,000	1,656,506
Brazil 0.5%
Petrobras Global Finance BV
01/27/2021	5.375%		106,000	107,966
03/17/2024	6.250%		563,000	574,222
Total				682,188
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		19,000	18,902
05/01/2025	5.000%		46,000	45,712
06/01/2027	5.250%		20,000	19,919
Total				84,533
Croatia 0.1%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	224,020
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.9%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,297,606
El Salvador 0.2%
El Salvador Government International Bond(a)
01/24/2023	7.750%		252,000	255,117
Georgia 0.7%
Georgian Railway JSC(a)
07/11/2022	7.750%		931,000	1,022,192
Germany 2.0%
Bundesobligation (a),(f)
04/08/2022	0.000%	EUR	1,300,000	1,501,026
Bundesrepublik Deutschland(a),(f)
08/15/2026	0.000%	EUR	1,350,000	1,487,891
Total				2,988,917
Guatemala 0.5%
Guatemala Government Bond(a)
06/06/2022	5.750%		728,000	794,928
Hungary 1.5%
Hungary Government International Bond
03/25/2024	5.375%		378,000	425,333
MFB Hungarian Development Bank(a)
10/21/2020	6.250%		1,675,000	1,855,947
Total				2,281,280
Indonesia 1.5%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	390,960
01/15/2024	5.875%		1,324,000	1,510,393
01/17/2038	7.750%		202,000	279,444
Total				2,180,797
Italy 1.9%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	191	315
Italy Buoni Poliennali Del Tesoro(a)
09/01/2028	4.750%	EUR	2,000,000	2,825,681
Total				2,825,996
Japan 0.4%
Japan Government 30-Year Bond
09/20/2046	0.500%	JPY	71,000,000	577,329

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		199,000	210,611
Mexico 1.4%
Mexican Bonos
12/05/2024	10.000%	MXN	11,720,000	768,333
Mexico Government International Bond
09/27/2034	6.750%		104,000	132,137
Petroleos Mexicanos
01/24/2022	4.875%		430,000	441,918
09/21/2023	4.625%		165,000	166,689
01/18/2024	4.875%		563,000	569,631
Total				2,078,708
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		232,000	254,825
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	252,859
Russian Federation 16.1%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		1,274,000	1,407,547
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	1,317,000,000	22,163,028
Russian Foreign Bond - Eurobond(a),(c)
03/31/2030	7.500%		473,690	568,210
Total				24,138,785
Serbia 0.2%
Serbia International Bond(a)
12/03/2018	5.875%		232,000	242,996
South Korea 1.0%
Korea Treasury Bond
06/10/2026	1.875%	KRW	1,800,000,000	1,532,741
Spain 1.8%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	1,196,000	1,461,920
10/31/2044	5.150%	EUR	780,000	1,294,804
Total				2,756,724
Trinidad and Tobago 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		883,000	911,641
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 1.5%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	1,330,000	2,323,424
Zambia 0.2%
Zambia Government International Bond(a)
04/14/2024	8.500%		362,000	377,747
Total Foreign Government Obligations (Cost $50,821,981)				53,394,147

Residential Mortgage-Backed Securities - Agency 0.1%

United States 0.1%
Federal Home Loan Mortgage Corp.
09/01/2017	6.500%		214	213
05/01/2018	4.500%		5,790	5,919
04/01/2033	6.000%		99,651	113,967
Total				120,099
Total Residential Mortgage-Backed Securities - Agency (Cost $108,500)				120,099

Residential Mortgage-Backed Securities - Non-Agency 1.9%

United States 1.9%
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-2 Class 1A3
11/25/2037	3.139%		2,864,711	2,826,899
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,908,881)				2,826,899

Senior Loans 0.1%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.1%
Ancestry.com Operations, Inc.(c),(g)
2nd Lien Term Loan
10/19/2024	9.460%		14,443	14,744
Chesapeake Energy Corp.(c),(g)
Tranche A Term Loan
08/23/2021	8.686%		46,701	49,340
Greeneden US Holdings I LLC(c),(g)
Tranche B1 Term Loan
12/01/2023	5.296%		15,920	15,956
Kronos, Inc.(c),(g)
2nd Lien Term Loan
11/01/2024	9.420%		23,000	23,853
Misys Ltd.(c),(g)
2nd Lien Term Loan
06/13/2025	8.459%		7,593	7,723

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Serta Simmons Holdings, LLC(c),(g)
2nd Lien Term Loan
11/08/2024	9.179%	66,472	66,167
UFC Holdings LLC(c),(g)
2nd Lien Term Loan
08/18/2024	8.716%	4,000	4,070
Total			181,853
Total Senior Loans (Cost $177,310)			181,853

U.S. Treasury Obligations 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 14.5%
U.S. Treasury
09/30/2018	0.750%	5,376,000	5,338,659
07/31/2021	1.125%	4,400,000	4,289,161
02/28/2022	1.875%	9,000,000	9,012,088
02/15/2027	2.250%	3,000,000	2,986,660
Total			21,626,568
Total U.S. Treasury Obligations (Cost $21,735,771)			21,626,568
Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(h),(i)	7,527,698	7,527,698
Total Money Market Funds (Cost $7,527,460)		7,527,698
Total Investments (Cost $140,496,442)		144,130,793
Other Assets & Liabilities, Net		5,407,852
Net Assets		$149,538,645

At June 30, 2017, securities and/or cash totaling $3,257,713 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	8/2/2017	4,852,000 MXN	266,515 USD	472	—
Barclays	8/2/2017	470,965 USD	130,000,000 HUF	10,383	—
Barclays	8/2/2017	672,183 USD	5,871,000 SEK	25,888	—
BNP Paribas	8/2/2017	229,597 USD	319,000 NZD	4,041	—
Citi	7/3/2017	25,700,000 CNH	3,750,374 USD	—	(40,103)
Citi	7/3/2017	3,780,246 USD	25,700,000 CNH	10,231	—
Citi	8/2/2017	187,010 USD	247,000 AUD	2,756	—
Citi	8/2/2017	645,687 USD	4,297,000 DKK	15,425	—
Citi	8/2/2017	333,683 USD	1,432,000 MYR	—	(1,271)
Citi	8/2/2017	383,247 USD	13,000,000 THB	—	(556)
Credit Suisse	8/2/2017	2,570,000 EUR	2,873,723 USD	—	(66,231)
Credit Suisse	8/2/2017	3,766,851 USD	5,003,000 CAD	93,329	—
Credit Suisse	8/2/2017	30,054,554 USD	26,907,000 EUR	725,736	—
Credit Suisse	8/4/2017	10,095,000 EUR	11,346,770 USD	—	(202,714)
Credit Suisse	8/4/2017	4,320,000 SEK	513,357 USD	—	(360)
Credit Suisse	8/4/2017	249,451 USD	218,000 EUR	—	(41)
Credit Suisse	8/4/2017	11,484,650 USD	99,489,000 SEK	346,180	—
Deutsche Bank	8/4/2017	2,978,000 GBP	3,796,101 USD	—	(86,645)
Deutsche Bank	8/4/2017	105,214 USD	81,000 GBP	394	—
HSBC	8/2/2017	1,314,362,960 RUB	22,520,483 USD	368,335	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at June 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
HSBC	8/2/2017	25,286,996 USD	2,795,753,000 JPY	—	(398,350)
HSBC	8/2/2017	327,417 USD	4,250,000 ZAR	—	(4,254)
Morgan Stanley	8/2/2017	252,711 USD	960,000 PLN	6,313	—
Standard Chartered	8/2/2017	981,731 USD	955,000 CHF	16,116	—
Standard Chartered	8/2/2017	5,254,980 USD	4,116,000 GBP	111,129	—
Standard Chartered	8/2/2017	291,597 USD	330,000,000 KRW	—	(3,302)
Standard Chartered	8/2/2017	242,247 USD	2,060,000 NOK	4,651	—
Standard Chartered	8/2/2017	318,231 USD	440,000 SGD	1,514	—
Standard Chartered	8/4/2017	840,888,000 JPY	7,657,628 USD	171,100	—
Standard Chartered	8/4/2017	7,699,382 USD	840,888,000 JPY	—	(212,854)
Total				1,913,993	(1,016,681)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	613	USD	150,989,562	12/2017	251,508	—
Australian 3-Year Bond	306	AUD	26,259,824	09/2017	—	(218,813)
Euro-BTP	17	EUR	2,623,952	09/2017	25,032	—
Euro-Buxl 30-Year	25	EUR	4,669,108	09/2017	—	(132,589)
U.S. Treasury 10-Year Note	348	USD	43,684,875	09/2017	—	(371,735)
U.S. Treasury 5-Year Note	94	USD	11,076,578	09/2017	—	(25,331)
Total			239,303,899		276,540	(748,468)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(614)	USD	(150,737,000)	12/2018	—	(615,286)
Euro-Bobl	(10)	EUR	(1,504,211)	09/2017	16,257	—
Euro-Bund	(179)	EUR	(33,093,478)	09/2017	603,725	—
Long Gilt	(26)	GBP	(4,252,264)	09/2017	83,026	—
U.S. Long Bond	(6)	USD	(922,125)	09/2017	—	(6,932)
U.S. Ultra Bond	(7)	USD	(1,161,125)	09/2017	—	(17,641)
Total			(191,670,203)		703,008	(639,859)

Cleared interest rate swaps contracts outstanding at June 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month STIBOR	Fixed rate of -0.268%	5/8/2019	SEK	164,000,000	—	(8,379)
Morgan Stanley	Fixed rate of 2.420%	6-Month PLN-WIBOR	12/5/2021	PLN	71,300,000	349,408	—
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.430%	1/11/2022	HUF	2,380,000,000	—	(223,717)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.409%	1/31/2022	HUF	2,400,000,000	—	(209,506)
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	6/23/2026	CAD	4,850,000	—	(159,275)
Morgan Stanley	Fixed rate of 2.156%	3-Month USD LIBOR	5/22/2027	USD	8,282,000	—	(84,230)
Morgan Stanley	Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	7/19/2046	JPY	551,441,313	—	(772,789)
Total						349,408	(1,457,896)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	7,650,000	351,188	(2,337)	387,861	—	—	(39,010)
Barclays	Republic of South Africa	6/20/2022	1.000	USD	1,600,000	72,078	(490)	82,087	—	—	(10,499)
Total								469,948	—	—	(49,509)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	11,100,000	—	(113,823)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	46,500,000	—	(187,973)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	11,700,000	—	(392,782)
Total						—	(694,578)
Credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	1,750,000	(204,102)	875	—	(210,285)	7,058	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $57,370,054, which represents 38.36% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	12,905,367	38,680,815	(44,058,484)	7,527,698	(1,213)	39,789	7,527,698
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	8,256,984	—	—	8,256,984
Commercial Mortgage-Backed Securities - Non-Agency	—	4,115,110	—	—	4,115,110
Corporate Bonds & Notes	—	46,081,435	—	—	46,081,435
Foreign Government Obligations	—	53,394,147	—	—	53,394,147
Residential Mortgage-Backed Securities - Agency	—	120,099	—	—	120,099
Residential Mortgage-Backed Securities - Non-Agency	—	2,826,899	—	—	2,826,899
Senior Loans	—	181,853	—	—	181,853
U.S. Treasury Obligations	21,626,568	—	—	—	21,626,568
Money Market Funds	—	—	—	7,527,698	7,527,698
Total Investments	21,626,568	114,976,527	—	7,527,698	144,130,793
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,913,993	—	—	1,913,993
Futures Contracts	979,548	—	—	—	979,548
Swap Contracts	—	356,466	—	—	356,466
Liability
Forward Foreign Currency Exchange Contracts	—	(1,016,681)	—	—	(1,016,681)
Futures Contracts	(1,388,327)	—	—	—	(1,388,327)
Swap Contracts	—	(2,201,983)	—	—	(2,201,983)
Total	21,217,789	114,028,322	—	7,527,698	142,773,809
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	31

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2011-20K Class 1
11/01/2031	2.870%	3,163,356	3,215,788
Series 2012-20C Class 1
03/01/2032	2.510%	1,473,371	1,474,139
Series 2012-20G Class 1
07/01/2032	2.380%	1,392,991	1,380,008
Series 2012-20I Class 1
09/01/2032	2.200%	2,336,733	2,307,013
Series 2012-20J Class 1
10/01/2032	2.180%	7,559,985	7,442,297
Series 2012-20L Class 1
12/01/2032	1.930%	1,038,908	1,006,815
Series 2013-20E Class 1
05/01/2033	2.070%	3,282,996	3,195,085
Series 2014-20D Class 1
04/01/2034	3.110%	5,309,149	5,488,089
Series 2014-20F Class 1
06/01/2034	2.990%	5,610,601	5,723,561
Series 2014-20I Class 1
09/01/2034	2.920%	363,952	370,525
Series 2015-20C Class 1
03/01/2035	2.720%	1,041,333	1,044,101
Series 2015-20E Class 1
05/01/2035	2.770%	10,892,605	10,933,953
Series 2016-20F Class 1
06/01/2036	2.180%	17,633,136	17,181,239
Series 2016-20K Class 1
11/01/2036	2.570%	11,726,809	11,722,110
Series 2016-20L Class 1
12/01/2036	2.810%	21,059,517	21,180,405
Series 2017-20D Class 1
04/01/2037	2.840%	30,205,000	30,257,937
Series 2017-20E Class 1
05/01/2037	2.880%	1,965,000	1,973,037
United States Small Business Administration(a)
Series 2017-20F Class 1
06/01/2037	2.810%	15,330,000	15,093,918
Total Asset-Backed Securities — Agency (Cost $140,995,140)			140,990,020

Asset-Backed Securities — Non-Agency 18.8%

Ally Master Owner Trust(b)
Series 2014-5 Class A1
10/15/2019	1.649%	2,700,000	2,702,059
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust(b)
Series 2016-2 Class A2B
10/08/2019	1.789%	1,898,276	1,900,271
Apidos CLO XIX(b),(c)
Series 2014-19A Class A2
10/17/2026	2.548%	18,500,000	18,500,981
ARI Fleet Lease Trust(c)
Series 2015-A Class A2
11/15/2018	1.110%	467,923	467,183
Series 2017-A Class A2
04/15/2026	1.910%	2,900,000	2,897,249
Ascentium Equipment Receivables Trust(c)
Series 2017-1A Class A2
07/10/2019	1.870%	3,200,000	3,199,202
Avery Point VII CLO Ltd.(b),(c)
01/15/2028	7.758%	2,100,000	2,133,711
Birchwood Park CLO Ltd.(b),(c)
Series 2014-1A Class AR
07/15/2026	2.338%	5,500,000	5,503,124
BMW Floorplan Master Owner Trust(b),(c)
Series 2015-1A Class A
07/15/2020	1.659%	2,730,000	2,738,927
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	11,970,000	11,979,972
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	9,025,000	9,076,312
Capital Auto Receivables Asset Trust(b)
Series 2016-2 Class A2B
01/22/2019	1.802%	3,727,113	3,729,564
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/2023	2.080%	22,585,000	22,724,228
Series 2015-A4 Class A4
05/15/2025	2.750%	17,315,000	17,746,237
Series 2017-A3 Class A3
01/15/2025	2.430%	29,345,000	29,705,574
Carlyle Global Market Strategies CLO Ltd.(b),(c)
Series 2014-1A Class AR
04/17/2025	2.180%	10,470,000	10,491,704
Series 2016-1A Class D
04/20/2027	8.756%	1,800,000	1,838,273
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	8,036,776	8,025,191
Series 2017-2 Class A2
06/15/2020	1.630%	24,610,000	24,620,708

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Issuance Trust
Series 2016-A7 Class A7
09/16/2019	1.060%	8,750,000	8,744,530
Chesapeake Funding II LLC(b),(c)
Series 2016-2A Class A2
06/15/2028	2.159%	8,613,828	8,654,355
Chrysler Capital Auto Receivables Trust(c)
Series 2016-BA Class A2
01/15/2020	1.360%	2,599,980	2,596,605
Conn Funding II LP(c)
Series 2017-A Class A
05/15/2020	2.730%	18,991,134	19,016,797
Series 2017-A Class B
05/15/2020	5.110%	2,500,000	2,508,644
Conn’s Receivables Funding LLC(c)
Series 2016-B Class A
10/15/2018	3.730%	930,211	931,692
Series 2016-B Class B
03/15/2019	7.340%	5,000,000	5,092,925
Subordinated, Series 2016-A Class B
08/15/2018	8.960%	631,144	634,939
Dell Equipment Finance Trust(c)
Series 2016-1 Class A2
09/24/2018	1.430%	2,327,160	2,326,609
Series 2017-1 Class A2
06/24/2019	1.860%	3,680,000	3,680,952
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	49,675,000	50,130,485
DRB Prime Student Loan Trust(c)
Series 2016-B Class A2
06/25/2040	2.890%	5,948,763	5,952,322
Dryden 33 Senior Loan Fund(b),(c)
Series 2014-33A Class AR
10/15/2028	2.588%	17,825,000	17,942,734
Series 2014-33A Class ER
10/15/2028	8.698%	2,500,000	2,555,773
Dryden XXIV Senior Loan Fund(b),(c)
Series 2012-24RA Class AR
11/15/2023	2.470%	6,158,074	6,168,401
DT Auto Owner Trust(c)
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	5,255,983	5,290,464
Enterprise Fleet Financing LLC(c)
Series 2014-2 Class A2
03/20/2020	1.050%	356,021	355,720
Series 2015-1 Class A2
09/20/2020	1.300%	1,610,021	1,608,862
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A2
02/22/2021	1.590%	3,846,255	3,846,193
Series 2016-2 Class A2
02/22/2022	1.740%	4,676,125	4,670,894
Ford Credit Auto Owner Trust(c)
Series 2015-1 Class A
07/15/2026	2.120%	21,316,000	21,400,243
Series 2015-2 Class A
01/15/2027	2.440%	8,925,000	9,034,570
Series 2016-1 Class A
08/15/2027	2.310%	21,178,000	21,290,720
Series 2016-2 Class A
12/15/2027	2.030%	34,250,000	34,005,657
Series 2017-1 Class A
08/15/2028	2.620%	29,500,000	29,845,652
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	454,049	453,873
Ford Credit Floorplan Master Owner Trust(c)
Series 2013-2 Class A
03/15/2022	2.090%	7,025,000	7,051,891
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	5,670,000	5,674,331
Series 2016-3 Class A2A
02/20/2019	1.350%	4,465,704	4,459,481
GMF Floorplan Owner Revolving Trust(b),(c)
Series 2015-1 Class A2
05/15/2020	1.659%	13,220,000	13,254,245
Series 2016-1 Class A2
05/17/2021	2.009%	6,075,000	6,125,556
Golden Credit Card Trust(b),(c)
Series 2015-3A Class A
07/15/2019	1.579%	5,640,000	5,640,174
Goldentree Loan Opportunities VIII Ltd.(b),(c)
Series 2014-8A Class AR
04/19/2026	2.368%	9,000,000	9,000,153
Green Tree Agency Advance Funding Trust I(c)
Series 2016-T1 Class AT1
10/15/2048	2.380%	6,500,000	6,473,084
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	2,459,541	2,457,695
Series 2015-2 Class A3
03/16/2020	1.300%	16,789,299	16,776,716
Hertz Fleet Lease Funding LP(b),(c)
Series 2014-1 Class A
04/10/2028	1.517%	376,721	376,741

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class A
07/10/2029	1.687%	8,129,041	8,138,418
Series 2016-1 Class A1
04/10/2030	2.094%	15,898,375	15,945,075
Series 2017-1 Class A1
04/10/2031	1.767%	7,460,000	7,459,998
Hertz Vehicle Financing II LP(c)
Series 2015-1A Class A
03/25/2021	2.730%	14,200,000	14,119,477
Series 2015-3A Class A
09/25/2021	2.670%	4,490,000	4,466,034
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	1,000,000	1,002,102
Hertz Vehicle Financing LLC(c)
Series 2016-1A Class A
03/25/2020	2.320%	4,560,000	4,541,482
Series 2016-2A Class A
03/25/2022	2.950%	16,490,000	16,295,182
Series 2016-4A Class A
07/25/2022	2.650%	5,000,000	4,898,349
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	2,478,549	2,474,979
Hyundai Auto Lease Securitization Trust(c)
Series 2016-C Class A2
03/15/2019	1.300%	8,120,655	8,112,621
Hyundai Floorplan Master Owner Trust(b),(c)
Series 2016-1A Class A1
03/15/2021	2.059%	2,520,000	2,537,010
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	2,086,852	2,085,863
Kubota Credit Owner Trust(c)
Series 2016-1A Class A2
04/15/2019	1.250%	3,732,434	3,727,312
Madison Park Funding XVI Ltd.(b),(c)
Series 2014-12A Class AR
07/20/2026	2.416%	26,500,000	26,531,058
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	3,531,732	3,528,596
Series 2017-A Class A2A
08/15/2019	1.530%	21,320,000	21,307,583
MMAF Equipment Finance LLC(c)
Series 2017-AA Class A2
05/18/2020	1.730%	2,780,000	2,778,878
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(c)
Series 2017-T1 Class AT1
02/15/2051	3.214%	9,360,000	9,413,191
New York City Tax Lien Trust(c)
Series 2015-A Class A
11/10/2028	1.340%	541,671	539,117
Series 2016-A Class A
11/10/2029	1.470%	2,132,705	2,119,344
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	5,455,555	5,450,192
Nissan Auto Receivables Owner Trust(b)
Series 2015-A Class A1
01/15/2020	1.559%	1,875,000	1,877,233
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
04/15/2021	1.469%	21,325,000	21,366,607
Octagon Investment Partners 30 Ltd.(b),(c)
Series 2017-1A Class A1
03/17/2030	2.355%	7,000,000	7,016,072
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class E
07/20/2030	0.000%	2,500,000	2,450,275
Octagon Investment Partners XV Ltd.(b),(c),(d)
Series 2013-1A Class DR
07/19/2030	5.500%	2,000,000	2,000,000
Octagon Investment Partners XXVI Ltd.(b),(c)
Series 2016-1A Class E
04/15/2027	9.008%	2,000,000	2,028,026
Ocwen Master Advance Receivables Trust(c)
Series 2016-T1 Class AT1
08/17/2048	2.521%	13,100,000	13,079,531
OneMain Direct Auto Receivables Trust(c)
Series 2016-1A Class A
01/15/2021	2.040%	3,276,250	3,280,155
OneMain Financial Issuance Trust(c)
Series 2015-1A Class A
03/18/2026	3.190%	8,005,000	8,076,861
Series 2015-2A Class A
07/18/2025	2.570%	16,320,440	16,345,264
OZLM Funding Ltd.(b),(c)
Series 2012-1A Class DR
07/22/2027	7.853%	1,000,000	999,944
Porsche Innovative Lease Owner Trust(c)
Series 2015-1 Class A3
07/23/2018	1.190%	3,505,289	3,504,065
Sierra Timeshare Receivables Funding LLC(c)
Series 2016-2A Class A
07/20/2033	2.330%	3,649,790	3,660,277

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	2,945,000
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	3,450,000
Series 2016-A Class RIO
01/25/2038	0.000%	8	3,200,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	4,260,000
Series 2016-B Class RC
04/25/2037	0.000%	2	1,170,000
SoFi Professional Loan Program LLC(c)
Series 2016-A
12/26/2036	2.760%	9,161,945	9,245,754
Springleaf Funding Trust(c)
Series 2016-AA Class A
11/15/2029	2.900%	15,390,000	15,463,727
SPS Servicer Advance Receivables Trust(c)
Series 2016-T2 Class AT2
11/15/2049	2.750%	13,100,000	13,076,426
Symphony CLO V Ltd.(b),(c)
Series 2007-5A Class A1
01/15/2024	1.908%	5,143,247	5,152,032
TAL Advantage V LLC(c)
Series 2014-2A Class A1
05/20/2039	1.700%	600,671	599,411
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
01/15/2020	1.219%	7,200,000	7,199,998
Volvo Financial Equipment LLC(c)
Series 2015-1A Class A3
06/17/2019	1.510%	1,632,926	1,633,645
Voya Ltd.(b),(c)
Series 2012-4A Class A1R
10/15/2028	2.608%	11,000,000	11,029,249
VSE VOI Mortgage LLC(c)
Series 2016-A Class A
07/20/2033	2.540%	8,429,804	8,391,041
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2014-1 Class A
07/20/2019	1.592%	5,970,000	5,970,434
Series 2015-1 Class A
01/20/2020	1.712%	13,625,000	13,649,842
Wheels SPV 2 LLC(c)
Series 2015-1A Class A2
04/22/2024	1.270%	1,722,152	1,720,310
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	7,245,000	7,282,085
Series 2015-B Class A
06/17/2024	2.550%	16,775,000	16,949,215
World Omni Auto Receivables Trust
Series 2017-A Class A2A
08/17/2020	1.500%	22,130,000	22,113,241
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	10,572,000	10,573,721
Total Asset-Backed Securities — Non-Agency (Cost $939,434,723)			944,242,450

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	8,850,000	8,933,311
Series K027 Class A2
01/25/2023	2.637%	7,212,400	7,320,621
Series K722 Class A2
03/25/2023	2.406%	5,200,000	5,230,013
Series K724 Class A1
03/25/2023	2.776%	9,401,059	9,620,284
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/2022	2.716%	7,105,000	7,271,219
Total Commercial Mortgage-Backed Securities - Agency (Cost $38,231,805)			38,375,448

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

American Homes 4 Rent(c)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,000,000	1,022,799
American Homes 4 Rent Trust(c)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,400,355	2,500,749
Series 2015-SFR2 Class A
10/17/2045	3.732%	6,952,668	7,260,099
B2R Mortgage Trust(b),(c)
Series 2015-2 Class E
11/15/2048	5.657%	1,000,000	916,044
BHMS Mortgage Trust(b),(c)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	4,000,000	4,043,303
CGGS Commercial Mortgage Trust(c)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	6,559,677	6,573,878

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2015-LC19 Class A4
02/10/2048	3.183%	710,000	718,715
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	10,400,000	10,825,131
DBUBS Mortgage Trust(c)
Series 2011-LC2A Class A4
07/10/2044	4.537%	17,780,000	19,052,275
General Electric Capital Assurance Co.(c)
Series 2003-1 Class A5
05/12/2035	5.743%	2,195,003	2,253,969
Hilton USA Trust(c)
Series 2016-HHV Class A
11/05/2038	3.719%	8,300,000	8,570,784
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	2,000,000	2,017,096
Hilton USA Trust(b),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	7,000,000	5,546,592
Houston Galleria Mall Trust(c)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	5,200,000	5,186,910
Invitation Homes Trust(b),(c)
Subordinated, Series 2014-SFR3 Class F
12/17/2031	6.159%	490,734	493,041
Subordinated, Series 2015-SFR2 Class E
06/17/2032	4.309%	1,250,000	1,263,770
Subordinated, Series 2015-SFR2 Class F
06/17/2032	4.859%	5,100,000	5,136,966
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	9,060,000	9,712,258
JPMCC Re-REMIC Trust(b),(c)
Series 2016-GG10 Class AMA
08/15/2045	5.979%	4,522,935	4,548,586
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.994%	12,680,000	13,511,348
JPMorgan Commercial Mortgage-Backed Securities Trust(c)
Series 2009-RR1 Class A4B1
03/18/2051	1.000%	707,553	704,968
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	4,857,967	5,251,282
Morgan Stanley Capital I Trust(c)
Series 2014-150E Class A
09/09/2032	3.912%	6,495,000	6,862,550
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Capital Management LLC(c)
Series 2014-LT5 Class B
05/15/2024	5.000%	217,788	217,609
Rialto Real Estate Fund LLC(c)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	4,000,000	4,000,000
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,350,000	5,395,009
Series 2013-C5 Class A4
03/10/2046	3.185%	14,266,000	14,592,857
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	3,670,000	3,635,047
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $151,613,122)			151,813,635

Corporate Bonds & Notes 36.4%

Aerospace & Defense 0.5%
Bombardier, Inc.(c)
12/01/2021	8.750%	344,000	382,417
Lockheed Martin Corp.
01/15/2026	3.550%	15,725,000	16,290,471
12/15/2042	4.070%	4,094,000	4,199,846
TransDigm, Inc.
05/15/2025	6.500%	407,000	415,714
06/15/2026	6.375%	1,619,000	1,645,998
Total			22,934,446
Automotive 0.4%
Gates Global LLC/Co.(c)
07/15/2022	6.000%	750,000	752,236
Schaeffler Finance BV(c)
05/15/2023	4.750%	15,965,000	16,470,372
ZF North America Capital, Inc.(c)
04/29/2025	4.750%	550,000	579,442
Total			17,802,050
Banking 12.4%
Ally Financial, Inc.
09/30/2024	5.125%	902,000	950,298
Bank of America Corp.(b)
12/31/2049	8.125%	9,500,000	9,869,712
Junior Subordinated
12/31/2049	8.000%	19,296,000	19,826,466
Bank of America Corp.
Subordinated
01/22/2025	4.000%	2,685,000	2,729,042

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,613,207
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/2049	4.500%	6,560,000	6,531,884
12/31/2049	4.625%	2,710,000	2,740,170
BankBoston Capital Trust IV(b)
Junior Subordinated
06/08/2028	1.819%	1,275,000	1,201,977
Barclays PLC
Subordinated
05/12/2026	5.200%	8,595,000	9,036,517
Citigroup, Inc.(b)
08/14/2017	1.672%	16,060,000	16,065,735
Junior Subordinated
12/31/2049	5.800%	38,610,000	40,300,655
Citigroup, Inc.
Subordinated
08/25/2036	6.125%	1,663,000	2,034,278
Discover Financial Services
04/27/2022	5.200%	5,900,000	6,400,928
11/21/2022	3.850%	9,032,000	9,261,404
Fifth Third Bancorp(b)
Junior Subordinated
12/31/2049	5.100%	12,082,000	12,293,435
First Maryland Capital I(b)
Junior Subordinated
01/15/2027	2.158%	2,244,000	2,125,593
HBOS PLC(c)
Subordinated
05/21/2018	6.750%	15,545,000	16,141,897
HSBC Holdings PLC(b)
Junior Subordinated
12/31/2049	6.000%	16,795,000	17,390,080
12/31/2049	6.375%	8,290,000	8,695,704
12/31/2049	6.375%	4,145,000	4,400,270
Huntington Capital Trust I(b)
Junior Subordinated
02/01/2027	1.870%	1,194,000	1,067,055
JPMorgan Chase & Co.(b)
02/01/2028	3.782%	18,365,000	18,784,897
Junior Subordinated
04/29/2049	7.900%	41,178,000	42,807,866
12/31/2049	5.300%	10,435,000	10,899,232
12/31/2049	6.100%	4,268,000	4,627,955
JPMorgan Chase Capital XXI(b)
Junior Subordinated
02/02/2037	2.120%	45,809,000	42,504,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Capital XXIII(b)
Junior Subordinated
05/15/2047	2.182%	1,776,000	1,634,767
KeyCorp (b)
Junior Subordinated
12/31/2049	5.000%	18,827,000	19,194,258
KeyCorp Capital I(b)
Junior Subordinated
07/01/2028	2.039%	16,789,000	15,583,130
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	54,085,000	56,058,345
M&T Bank Corp.(b)
Junior Subordinated
12/31/2049	5.125%	5,803,000	6,029,253
MBNA Capital B(b)
Junior Subordinated
02/01/2027	1.970%	1,336,000	1,264,392
Mellon Capital IV(b)
Junior Subordinated
06/29/2049	4.000%	462,000	410,909
NB Capital Trust III(b)
Junior Subordinated
01/15/2027	1.708%	537,000	507,374
NTC Capital I(b)
Junior Subordinated
01/15/2027	1.678%	426,000	398,862
NTC Capital II(b)
Junior Subordinated
04/15/2027	1.748%	318,000	298,352
PNC Bank NA
06/01/2025	3.250%	4,870,000	4,941,297
Royal Bank of Scotland Group PLC(b)
05/15/2023	2.652%	56,577,000	56,972,190
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	10,750,000	11,533,030
Santander UK Group Holdings PLC(c)
Subordinated
09/15/2025	4.750%	12,199,000	12,632,662
09/15/2045	5.625%	5,571,000	6,240,183
State Street Corp.(b)
06/15/2037	2.246%	13,370,000	12,319,024
SunTrust Capital I(b)
Junior Subordinated
05/15/2027	1.850%	8,580,000	7,948,212
SunTrust Capital III(b)
Junior Subordinated
03/15/2028	1.896%	6,157,000	5,638,033

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Financial
01/15/2019	2.600%	7,747,000	7,786,293
Synovus Financial Corp.(b)
Subordinated
12/15/2025	5.750%	14,860,000	15,827,148
U.S. Bancorp
Subordinated
04/27/2026	3.100%	6,900,000	6,824,328
Wachovia Capital Trust II(b)
Junior Subordinated
01/15/2027	1.658%	5,361,000	5,063,716
Wells Fargo & Co.
10/23/2026	3.000%	28,005,000	27,273,257
Wells Fargo & Co.(b)
Junior Subordinated
03/29/2049	7.980%	20,530,000	21,309,504
12/31/2049	5.900%	5,796,000	6,204,259
Total			624,193,511
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(c),(d)
07/15/2025	6.875%	242,000	244,751
NPF Corp.(c)
07/15/2021	9.000%	148,000	155,287
Virtu Financial(c)
06/15/2022	6.750%	106,000	109,183
Total			509,221
Building Materials 0.2%
Allegion PLC
09/15/2023	5.875%	1,090,000	1,172,049
American Builders & Contractors Supply Co., Inc.(c)
12/15/2023	5.750%	304,000	321,032
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	689,000	741,965
Gibraltar Industries, Inc.
02/01/2021	6.250%	303,000	313,437
HD Supply, Inc.(c)
04/15/2024	5.750%	470,000	501,502
Owens Corning
07/15/2047	4.300%	7,635,000	7,371,745
US Concrete, Inc.(c)
06/01/2024	6.375%	441,000	464,150
Total			10,885,880
Cable and Satellite 0.7%
Altice US Finance I Corp.(c)
05/15/2026	5.500%	2,018,000	2,120,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(c)
05/01/2027	5.875%	1,878,000	2,000,855
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	745,000	896,451
CSC Holdings LLC(c)
10/15/2025	6.625%	1,441,000	1,586,025
10/15/2025	10.875%	624,000	749,863
DISH DBS Corp.
07/01/2026	7.750%	1,784,000	2,110,784
NBCUniversal Enterprise Inc.(c)
Junior Subordinated
12/31/2049	5.250%	4,809,000	5,109,033
Radiate HoldCo LLC/Finance, Inc.(c)
02/15/2025	6.625%	221,000	222,035
Sirius XM Radio, Inc.(c)
04/15/2025	5.375%	734,000	760,109
07/15/2026	5.375%	36,000	37,357
Sirius XM Radio, Inc.(c),(d)
08/01/2027	5.000%	407,000	410,117
Time Warner Cable LLC
05/01/2037	6.550%	5,300,000	6,345,897
Time Warner Entertainment Co. LP
07/15/2033	8.375%	4,580,000	6,335,519
Unitymedia Hessen GmbH & Co. KG NRW(c)
01/15/2025	5.000%	1,160,000	1,215,682
Videotron Ltd./Ltee(c)
04/15/2027	5.125%	320,000	328,740
Virgin Media Finance PLC(c)
01/15/2025	5.750%	290,000	299,995
Virgin Media Secured Finance PLC(c)
01/15/2026	5.250%	1,164,000	1,210,848
08/15/2026	5.500%	321,000	337,461
Ziggo Secured Finance BV(c)
01/15/2027	5.500%	1,115,000	1,146,042
Total			33,223,679
Chemicals 0.5%
Angus Chemical Co.(c)
02/15/2023	8.750%	590,000	607,763
Atotech USA, Inc.(c)
02/01/2025	6.250%	755,000	776,461
Axalta Coating Systems LLC(c)
08/15/2024	4.875%	753,000	780,116
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,531,000	3,954,437
11/15/2022	4.625%	3,183,000	3,428,174

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	704,000	745,525
05/15/2027	5.375%	120,000	123,448
Eco Services Operations LLC/Finance Corp.(c)
11/01/2022	8.500%	559,000	586,940
INEOS Group Holdings SA(c)
08/01/2024	5.625%	432,000	446,323
Koppers, Inc.(c)
02/15/2025	6.000%	244,000	259,347
LyondellBasell Industries NV
02/26/2055	4.625%	10,505,000	10,258,899
PQ Corp.(c)
11/15/2022	6.750%	830,000	893,395
SPCM SA(c)
09/15/2025	4.875%	246,000	250,919
Venator Finance SARL/Materials Corp.(c),(d)
07/15/2025	5.750%	72,000	72,848
Total			23,184,595
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(c)
01/15/2025	5.375%	210,000	220,132
United Rentals North America, Inc.
09/15/2026	5.875%	884,000	940,545
05/15/2027	5.500%	554,000	570,857
Total			1,731,534
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2020	8.750%	355,000	366,202
12/01/2022	7.875%	962,000	1,044,031
Carlson Travel, Inc.(c)
12/15/2023	6.750%	144,000	146,770
Interval Acquisition Corp.
04/15/2023	5.625%	510,000	528,753
Total			2,085,756
Consumer Products 0.1%
Prestige Brands, Inc.(c)
03/01/2024	6.375%	935,000	997,148
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	692,000	744,700
12/15/2026	5.250%	128,000	133,601
Spectrum Brands, Inc.
07/15/2025	5.750%	713,000	764,658
Springs Industries, Inc.
06/01/2021	6.250%	582,000	601,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
06/15/2026	5.500%	453,000	460,451
Total			3,701,885
Diversified Manufacturing 1.5%
General Electric Co.(b)
Junior Subordinated
12/31/2049	5.000%	68,018,000	72,130,164
SPX FLOW, Inc.(c)
08/15/2024	5.625%	302,000	313,483
Zekelman Industries, Inc.(c)
06/15/2023	9.875%	387,000	434,782
Total			72,878,429
Electric 3.3%
Arizona Public Service Co.
11/15/2045	4.350%	2,150,000	2,317,896
05/15/2046	3.750%	224,000	219,722
Calpine Corp.
01/15/2025	5.750%	735,000	691,278
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	2,650,000	3,166,935
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,155,000	4,151,647
06/15/2047	3.875%	9,180,000	9,299,450
DTE Energy Co.
10/01/2026	2.850%	29,452,000	28,003,168
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,359,069
Duke Energy Progress, Inc.
08/15/2045	4.200%	3,777,000	4,008,651
Dynegy, Inc.
11/01/2024	7.625%	325,000	315,250
E.ON International Finance BV(c)
04/30/2038	6.650%	3,820,000	4,819,213
Emera, Inc.(b)
Subordinated
06/15/2076	6.750%	28,460,000	32,161,849
Enel Finance International NV(c)
05/25/2022	2.875%	9,760,000	9,781,013
05/25/2047	4.750%	5,755,000	5,956,154
Exelon Corp.
04/15/2046	4.450%	3,100,000	3,202,322
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,681,000	1,968,991
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/2067	7.300%	8,540,000	8,596,014

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
05/01/2024	6.250%	45,000	45,583
05/15/2026	7.250%	299,000	310,194
01/15/2027	6.625%	388,000	388,824
NRG Yield Operating LLC
08/15/2024	5.375%	1,182,000	1,239,491
09/15/2026	5.000%	199,000	202,025
Pacific Gas & Electric Co.
06/15/2023	3.250%	6,396,000	6,577,224
03/01/2026	2.950%	5,220,000	5,177,071
03/01/2034	6.050%	1,840,000	2,374,268
Pattern Energy Group, Inc.(c)
02/01/2024	5.875%	811,000	852,813
Southern Co. (The)
07/01/2026	3.250%	13,151,000	12,892,846
07/01/2036	4.250%	2,260,000	2,307,071
Toledo Edison Co. (The)
05/15/2037	6.150%	4,615,000	5,731,461
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,682,432
Total			165,799,925
Finance Companies 0.5%
Aircastle Ltd.
02/15/2022	5.500%	9,081,000	9,841,833
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	9,586,000	10,814,753
iStar, Inc.
04/01/2022	6.000%	274,000	280,276
Navient Corp.
07/26/2021	6.625%	123,000	132,151
06/15/2022	6.500%	784,000	831,793
OneMain Financial Holdings LLC(c)
12/15/2021	7.250%	1,075,000	1,132,463
Park Aerospace Holdings Ltd.(c)
08/15/2022	5.250%	326,000	341,251
Provident Funding Associates LP/Finance Corp.(c)
06/15/2025	6.375%	244,000	250,102
Quicken Loans, Inc.(c)
05/01/2025	5.750%	513,000	530,552
Total			24,155,174
Food and Beverage 0.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	9,750,000	11,003,158
B&G Foods, Inc.
04/01/2025	5.250%	218,000	222,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	437,000	462,356
FAGE International SA/USA Dairy Industry, Inc.(c)
08/15/2026	5.625%	579,000	596,840
Lamb Weston Holdings, Inc.(c)
11/01/2024	4.625%	296,000	304,263
11/01/2026	4.875%	493,000	510,505
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	70,000	74,828
Post Holdings, Inc.(c)
08/15/2026	5.000%	1,519,000	1,514,423
Total			14,688,793
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	312,719
Eldorado Resorts, Inc.(c)
04/01/2025	6.000%	171,000	181,061
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	43,000	46,847
International Game Technology PLC(c)
02/15/2022	6.250%	1,048,000	1,145,561
Jack Ohio Finance LLC/1 Corp.(c)
11/15/2021	6.750%	429,000	448,014
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	490,000	533,430
09/01/2026	4.500%	505,000	509,445
MGM Resorts International
03/15/2023	6.000%	415,000	458,892
09/01/2026	4.625%	719,000	726,255
Penn National Gaming, Inc.(c)
01/15/2027	5.625%	215,000	218,625
Rivers Pittsburgh Borrower LP/Finance Corp.(c)
08/15/2021	6.125%	310,000	314,199
Scientific Games International, Inc.(c)
01/01/2022	7.000%	1,055,000	1,123,519
Scientific Games International, Inc.
12/01/2022	10.000%	435,000	476,931
Tunica-Biloxi Gaming Authority(c),(g)
11/15/2016	0.000%	177,000	65,933
Wynn Las Vegas LLC/Capital Corp.(c)
05/15/2027	5.250%	239,000	245,009
Total			6,806,440
Health Care 1.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	512,000	548,151

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.
07/15/2022	5.625%	730,000	757,783
Becton Dickinson and Co.
06/06/2022	2.894%	15,290,000	15,291,911
Change Healthcare Holdings LLC/Finance, Inc.(c)
03/01/2025	5.750%	442,000	451,610
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	489,000	427,189
03/31/2023	6.250%	1,017,000	1,051,813
Express Scripts Holding Co.
07/15/2046	4.800%	12,639,000	12,919,169
HCA, Inc.
04/15/2025	5.250%	2,820,000	3,041,415
Hill-Rom Holdings, Inc.(c)
02/15/2025	5.000%	431,000	439,837
MEDNAX, Inc.(c)
12/01/2023	5.250%	511,000	527,087
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	15,770,000	15,986,648
MPH Acquisition Holdings LLC(c)
06/01/2024	7.125%	829,000	883,809
Quintiles IMS, Inc.(c)
10/15/2026	5.000%	626,000	645,375
Sterigenics-Nordion Holdings LLC(c)
05/15/2023	6.500%	717,000	738,075
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	308,000	312,017
Team Health Holdings, Inc.(c)
02/01/2025	6.375%	390,000	377,767
Tenet Healthcare Corp.
04/01/2021	4.500%	339,000	345,576
04/01/2022	8.125%	463,000	492,478
Tenet Healthcare Corp.(c)
01/01/2022	7.500%	371,000	402,150
07/15/2024	4.625%	214,000	212,345
THC Escrow Corp. III(c)
07/15/2024	4.625%	268,000	268,692
05/01/2025	5.125%	397,000	398,430
08/01/2025	7.000%	266,000	265,342
Total			56,784,669
Healthcare Insurance 0.0%
Centene Corp.
02/15/2024	6.125%	420,000	453,648
01/15/2025	4.750%	462,000	476,230
Molina Healthcare, Inc.
11/15/2022	5.375%	87,000	92,437
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(c)
06/15/2025	4.875%	155,000	156,152
WellCare Health Plans, Inc.
04/01/2025	5.250%	521,000	547,189
Total			1,725,656
Home Construction 0.5%
CalAtlantic Group, Inc.
11/15/2024	5.875%	696,000	753,320
06/01/2026	5.250%	3,000	3,113
Lennar Corp.
12/15/2017	4.750%	3,180,000	3,197,003
04/30/2024	4.500%	417,000	431,006
Meritage Homes Corp.
04/01/2022	7.000%	659,000	750,402
Taylor Morrison Communities, Inc./Holdings II(c)
04/15/2023	5.875%	621,000	660,789
Toll Brothers Finance Corp.
10/15/2017	8.910%	21,010,000	21,379,713
Total			27,175,346
Independent Energy 0.8%
Callon Petroleum Co.
10/01/2024	6.125%	228,000	230,618
Callon Petroleum Co.(c)
10/01/2024	6.125%	89,000	90,226
Canadian Natural Resources Ltd.
01/15/2023	2.950%	2,300,000	2,280,556
06/01/2027	3.850%	6,860,000	6,805,525
06/01/2047	4.950%	5,035,000	5,106,995
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	487,000	467,964
Continental Resources, Inc.
04/15/2023	4.500%	476,000	454,549
06/01/2024	3.800%	5,785,000	5,301,380
CrownRock LP/Finance, Inc.(c)
02/15/2023	7.750%	1,046,000	1,099,988
Diamondback Energy, Inc.(c)
11/01/2024	4.750%	215,000	213,599
05/31/2025	5.375%	1,232,000	1,248,658
Extraction Oil & Gas, Inc./Finance Corp.(c)
07/15/2021	7.875%	1,058,000	1,086,404
Halcon Resources Corp.(c)
02/15/2025	6.750%	185,000	166,747
Hess Corp.
03/15/2033	7.125%	2,195,000	2,489,670
02/15/2041	5.600%	1,965,000	1,927,643
04/01/2047	5.800%	3,528,000	3,561,745

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
03/15/2023	6.250%	1,100,000	1,086,060
Parsley Energy LLC/Finance Corp.(c)
01/15/2025	5.375%	376,000	378,545
08/15/2025	5.250%	1,100,000	1,100,571
PDC Energy, Inc.(c)
09/15/2024	6.125%	681,000	691,105
RSP Permian, Inc.(c)
01/15/2025	5.250%	1,487,000	1,489,400
SM Energy Co.
09/15/2026	6.750%	1,302,000	1,241,896
Whiting Petroleum Corp.
04/01/2023	6.250%	428,000	393,795
WPX Energy, Inc.
01/15/2022	6.000%	1,105,000	1,092,741
Total			40,006,380
Integrated Energy 0.5%
Cenovus Energy, Inc.(c)
06/15/2037	5.250%	1,095,000	1,024,171
Cenovus Energy, Inc.
11/15/2039	6.750%	22,765,000	23,892,573
Total			24,916,744
Leisure 0.0%
AMC Entertainment Holdings, Inc.(c)
05/15/2027	6.125%	168,000	177,662
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(c)
04/15/2027	5.375%	323,000	341,971
Live Nation Entertainment, Inc.(c)
11/01/2024	4.875%	227,000	230,228
LTF Merger Sub, Inc.(c)
06/15/2023	8.500%	204,000	219,179
Total			969,040
Life Insurance 1.7%
Brighthouse Financial, Inc.(c)
06/22/2027	3.700%	13,940,000	13,771,605
06/22/2047	4.700%	13,360,000	13,205,291
Five Corners Funding Trust(c)
11/15/2023	4.419%	5,345,000	5,747,831
Genworth Holdings, Inc.
05/22/2018	6.515%	5,485,000	5,503,934
Massachusetts Mutual Life Insurance Co.(c)
Subordinated
04/15/2065	4.500%	2,355,000	2,400,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.(b),(c)
Junior Subordinated
04/08/2068	9.250%	14,649,000	21,841,161
Prudential Financial, Inc.
12/01/2017	6.000%	145,000	147,486
Teachers Insurance & Annuity Association of America(c)
Subordinated
09/15/2044	4.900%	2,435,000	2,732,645
05/15/2047	4.270%	10,325,000	10,570,012
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,170,365
06/15/2046	4.800%	3,201,000	3,329,815
Total			85,420,338
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(c)
09/01/2024	4.250%	663,000	671,320
Playa Resorts Holding BV(c)
08/15/2020	8.000%	537,000	562,925
Total			1,234,245
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	3,809,000	4,800,338
03/01/2037	6.150%	2,815,000	3,514,508
AMC Networks, Inc.
04/01/2024	5.000%	215,000	220,245
Match Group, Inc.
06/01/2024	6.375%	695,000	758,039
MDC Partners, Inc.(c)
05/01/2024	6.500%	919,000	915,092
Netflix, Inc.(c)
11/15/2026	4.375%	2,041,000	2,042,886
Nielsen Luxembourg SARL(c)
02/01/2025	5.000%	761,000	783,568
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	837,000	878,693
Univision Communications, Inc.(c)
02/15/2025	5.125%	304,000	301,090
Viacom, Inc.
03/15/2043	4.375%	3,705,000	3,293,404
Total			17,507,863
Metals and Mining 0.4%
ArcelorMittal (b)
03/01/2041	7.250%	2,594,000	2,862,894

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHP Billiton Finance USA Ltd.(b),(c)
Junior Subordinated
10/19/2075	6.750%	8,735,000	9,983,721
Constellium NV(c)
05/15/2024	5.750%	1,180,000	1,089,718
Freeport-McMoRan, Inc.
03/15/2023	3.875%	604,000	564,532
11/14/2024	4.550%	800,000	755,351
Grinding Media, Inc./MC Canada, Inc.(c)
12/15/2023	7.375%	479,000	518,695
HudBay Minerals, Inc.(c)
01/15/2025	7.625%	598,000	627,842
Novelis Corp.(c)
09/30/2026	5.875%	1,092,000	1,125,986
Teck Resources Ltd.
07/15/2041	6.250%	1,342,000	1,397,924
Total			18,926,663
Midstream 1.5%
Cheniere Corpus Christi Holdings LLC(c)
06/30/2027	5.125%	350,000	359,458
Delek Logistics Partners LP(c)
05/15/2025	6.750%	297,000	299,836
El Paso LLC
01/15/2032	7.750%	2,945,000	3,729,645
Energy Transfer Equity LP
06/01/2027	5.500%	1,421,000	1,471,301
Enterprise Products Operating LLC(b)
Junior Subordinated
08/01/2066	4.877%	16,176,000	16,244,311
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	2,073,000	2,588,360
01/15/2038	6.950%	715,000	856,895
11/15/2040	7.500%	2,770,000	3,452,052
Kinder Morgan, Inc.
06/01/2045	5.550%	3,360,000	3,561,829
NuStar Logistics LP
04/28/2027	5.625%	328,000	344,733
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	4,395,000	4,414,742
12/15/2026	4.500%	1,885,000	1,914,866
06/01/2042	5.150%	5,728,000	5,495,604
02/15/2045	4.900%	680,000	631,430
Targa Resources Partners LP/Finance Corp.(c)
02/01/2027	5.375%	1,460,000	1,509,595
Tesoro Logistics LP/Finance Corp.
05/01/2024	6.375%	632,000	683,324
01/15/2025	5.250%	798,000	840,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcanada Trust(b)
Junior Subordinated
08/15/2076	5.875%	23,083,000	25,031,182
Total			73,429,220
Natural Gas 0.9%
KeySpan Corp.
11/15/2030	8.000%	2,020,000	2,720,039
NiSource Finance Corp.
02/15/2023	3.850%	4,755,000	4,941,762
05/15/2047	4.375%	7,310,000	7,515,857
Sempra Energy
11/15/2020	2.850%	10,845,000	10,972,299
11/15/2025	3.750%	7,365,000	7,584,713
06/15/2027	3.250%	11,375,000	11,209,175
Total			44,943,845
Oil Field Services 0.6%
Noble Holding International Ltd.(b)
03/16/2018	5.750%	30,455,000	30,581,145
Trinidad Drilling Ltd.(c)
02/15/2025	6.625%	215,000	203,399
Weatherford International Ltd.
06/15/2023	8.250%	715,000	716,331
08/01/2036	6.500%	65,000	55,112
Total			31,555,987
Other Financial Institutions 0.0%
Alpine Finance Merger Sub LLC(c),(d)
08/01/2025	6.875%	124,000	126,536
Other Industry 0.4%
Booz Allen Hamilton, Inc.(c)
05/01/2025	5.125%	53,000	51,968
KAR Auction Services, Inc.(c)
06/01/2025	5.125%	254,000	259,070
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	9,233,694
07/01/2116	3.885%	3,080,000	2,815,986
President and Fellows of Harvard College
07/15/2046	3.150%	2,959,000	2,806,943
07/15/2056	3.300%	6,615,000	6,304,346
Total			21,472,007
Other REIT 0.0%
CyrusOne LP/Finance Corp.(c)
03/15/2024	5.000%	276,000	284,361
03/15/2027	5.375%	276,000	287,342
Total			571,703

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
ARD Finance SA PIK
09/15/2023	7.125%	355,000	379,432
Ardagh Packaging Finance PLC/Holdings USA, Inc.(c)
02/15/2025	6.000%	1,090,000	1,144,904
Berry Plastics Corp.
10/15/2022	6.000%	708,000	754,763
Novolex (c)
01/15/2025	6.875%	266,000	276,381
Reynolds Group Issuer, Inc./LLC(c)
07/15/2024	7.000%	840,000	899,460
Total			3,454,940
Pharmaceuticals 0.6%
Amgen, Inc.
05/01/2045	4.400%	3,630,000	3,735,263
06/15/2048	4.563%	7,991,000	8,373,985
Eagle Holding Co., II LLC PIK(c)
05/15/2022	7.625%	81,000	83,238
Endo Dac/Finance LLC/Finco, Inc.(b),(c)
02/01/2025	6.000%	357,000	292,878
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(c)
08/01/2023	6.375%	1,054,000	1,110,311
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,947,411
03/03/2037	3.625%	6,115,000	6,400,858
Mallinckrodt International Finance SA/CB LLC(c)
04/15/2025	5.500%	235,000	204,857
Valeant Pharmaceuticals International, Inc.(c)
03/15/2022	6.500%	133,000	139,498
03/15/2024	7.000%	527,000	555,944
04/15/2025	6.125%	2,571,000	2,179,766
Total			28,024,009
Property & Casualty 0.7%
Chubb Corp. (The)(b)
Junior Subordinated
04/15/2037	3.408%	12,096,000	12,055,600
HUB International Ltd.(c)
10/01/2021	7.875%	1,393,000	1,452,314
Liberty Mutual Group, Inc.(c)
05/01/2042	6.500%	2,447,000	3,163,472
Loews Corp.
04/01/2026	3.750%	15,864,000	16,458,630
05/15/2043	4.125%	4,474,000	4,443,505
Total			37,573,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/2055	6.613%	1,258,000	1,441,935
CSX Corp.
06/01/2027	3.250%	6,440,000	6,497,767
11/01/2066	4.250%	4,365,000	4,333,070
Kansas City Southern
05/15/2023	3.000%	5,200,000	5,211,211
08/15/2045	4.950%	9,736,000	10,596,545
Total			28,080,528
Restaurants 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(c)
05/15/2024	4.250%	434,000	431,242
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c)
06/01/2026	5.250%	1,467,000	1,542,157
Total			1,973,399
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	7,029,000	6,713,756
Retailers 0.6%
CVS Health Corp.
12/01/2022	4.750%	10,252,000	11,226,545
CVS Pass-Through Trust(c)
01/10/2036	4.704%	3,636,090	3,809,499
08/11/2036	4.163%	4,519,748	4,550,057
Hanesbrands, Inc.(c)
05/15/2026	4.875%	230,000	233,456
L Brands, Inc.
11/01/2035	6.875%	455,000	440,063
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	9,487,000	7,346,686
Penske Automotive Group, Inc.
12/01/2024	5.375%	520,000	523,165
PetSmart, Inc.(c)
06/01/2025	5.875%	199,000	191,994
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	59,000	59,388
Total			28,380,853

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,219,332
02/01/2047	4.450%	2,172,000	2,095,715
Total			5,315,047
Technology 1.7%
Apple, Inc.
05/11/2027	3.200%	7,600,000	7,682,452
Broadcom Corp./Cayman Finance Ltd.(c)
01/15/2027	3.875%	20,780,000	21,336,177
Camelot Finance SA(c)
10/15/2024	7.875%	647,000	695,766
CDK Global, Inc.(c)
06/01/2027	4.875%	168,000	172,619
Cisco Systems, Inc.(b)
09/20/2019	1.614%	12,395,000	12,470,114
Dell International LLC/EMC Corp.(c)
06/01/2019	3.480%	9,070,000	9,284,279
06/15/2023	5.450%	14,025,000	15,260,729
06/15/2026	6.020%	1,838,000	2,028,753
Equinix, Inc.
01/15/2026	5.875%	1,425,000	1,551,920
05/15/2027	5.375%	13,000	13,899
First Data Corp.(c)
12/01/2023	7.000%	2,315,000	2,471,033
Gartner, Inc.(c)
04/01/2025	5.125%	546,000	572,997
Informatica LLC(c)
07/15/2023	7.125%	474,000	482,701
Oracle Corp.
07/15/2036	3.850%	3,415,000	3,519,745
07/15/2046	4.000%	4,030,000	4,074,467
PTC, Inc.
05/15/2024	6.000%	701,000	765,165
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	945,000	987,366
Sensata Technologies UK Financing Co. PLC(c)
02/15/2026	6.250%	494,000	538,442
Solera LLC/Finance, Inc.(c)
03/01/2024	10.500%	455,000	522,344
Symantec Corp.(c)
04/15/2025	5.000%	689,000	720,770
Tempo Acquisition LLC/Finance Corp.(c)
06/01/2025	6.750%	189,000	193,318
VeriSign, Inc.
05/01/2023	4.625%	735,000	751,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.(c),(d)
07/15/2027	4.750%	457,000	461,829
Total			86,558,796
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.(c)
03/15/2025	5.250%	664,000	627,949
ERAC U.S.A. Finance LLC(c)
11/01/2023	2.700%	3,780,000	3,684,831
12/01/2026	3.300%	8,985,000	8,657,371
11/01/2046	4.200%	2,711,000	2,559,504
ERAC USA Finance LLC(c)
03/15/2042	5.625%	4,395,000	4,966,680
Ford Motor Co.
02/01/2029	6.375%	4,200,000	4,790,301
Hertz Corp. (The)(c)
06/01/2022	7.625%	13,176,000	13,144,812
10/15/2024	5.500%	479,000	392,754
Total			38,824,202
Wireless 0.7%
American Tower Corp.
07/15/2027	3.550%	11,555,000	11,452,334
SBA Communications Corp.(c)
09/01/2024	4.875%	1,532,000	1,556,941
SFR Group SA(c)
05/01/2026	7.375%	1,468,000	1,592,050
Sprint Communications, Inc.(c)
03/01/2020	7.000%	553,000	607,013
Sprint Corp.
06/15/2024	7.125%	713,000	792,605
02/15/2025	7.625%	1,691,000	1,945,259
Sprint Spectrum Co. I/II/III LLC(c)
09/20/2021	3.360%	16,032,000	16,174,460
T-Mobile USA, Inc.
01/15/2026	6.500%	1,452,000	1,602,211
Total			35,722,873
Wirelines 1.2%
AT&T, Inc.
03/01/2024	3.800%	4,265,000	4,359,739
03/01/2037	5.250%	8,091,000	8,614,350
03/15/2042	5.150%	5,362,000	5,519,321
06/15/2044	4.800%	2,935,000	2,904,646
03/01/2047	5.450%	5,050,000	5,437,780
CenturyLink, Inc.
12/01/2023	6.750%	720,000	775,444
04/01/2025	5.625%	405,000	405,082

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,850,000	2,912,455
Frontier Communications Corp.
09/15/2025	11.000%	1,576,000	1,456,741
Level 3 Financing, Inc.
05/01/2025	5.375%	880,000	925,951
Telecom Italia SpA(c)
05/30/2024	5.303%	514,000	553,849
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	915,000	963,214
05/15/2025	6.375%	3,374,000	3,646,150
Zayo Group LLC/Capital, Inc.(c)
01/15/2027	5.750%	18,692,000	19,584,711
Total			58,059,433
Total Corporate Bonds & Notes (Cost $1,790,826,313)			1,830,028,917

Foreign Government Obligations(h) 0.8%

Canada 0.0%
NOVA Chemicals Corp.(c)
06/01/2024	4.875%	312,000	310,383
06/01/2027	5.250%	323,000	321,692
Total			632,075
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	4,825,000	4,768,026
Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	3,418,000	3,940,390
France 0.1%
Electricite de France SA(c)
10/13/2055	5.250%	4,943,000	5,361,109
Mexico 0.3%
Mexico Government International Bond
03/15/2022	3.625%	6,528,000	6,773,113
03/08/2044	4.750%	3,481,000	3,485,153
Petroleos Mexicanos(c)
03/13/2027	6.500%	3,916,000	4,206,411
Total			14,464,677
Panama 0.0%
Panama Government International Bond
01/26/2036	6.700%	2,370,000	3,049,007
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	2,360,000	3,102,307
Philippines 0.0%
Philippine Government International Bond
10/23/2034	6.375%	925,000	1,241,154
Qatar 0.1%
Nakilat, Inc.(c)
12/31/2033	6.067%	3,926,000	4,408,549
Ras Laffan Liquefied Natural Gas Co., Ltd. II(c)
09/30/2020	5.298%	1,224,925	1,271,903
Total			5,680,452
Total Foreign Government Obligations (Cost $40,494,495)			42,239,197

Municipal Bonds 1.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2025	5.000%	2,415,000	2,974,725
Series 2017J
08/15/2026	5.000%	2,165,000	2,694,364
Total			5,669,089
Local General Obligation 0.4%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project Series 2011-C1
01/01/2035	7.781%	1,815,000	1,898,853
Unlimited General Obligation Refunding Bonds
Taxable Series 2014B
01/01/2044	6.314%	4,395,000	4,105,326
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/2033	7.375%	1,325,000	1,382,001
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/2041	5.000%	2,620,000	3,058,850

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/2034	5.750%	6,880,000	8,695,219
Total			19,140,249
Sales Tax 0.2%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/2046	5.000%	3,890,000	5,100,296
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	5.750%	1,570,000	940,038
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	5.250%	4,470,000	1,156,612
1st Series 2009B
08/01/2044	6.500%	685,000	180,669
1st Series 2010C
08/01/2041	5.250%	2,240,000	579,600
Total			7,957,215
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	7,830,000	8,632,497
State General Obligation 0.6%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/2033	5.000%	7,520,000	9,052,275
Transportation Commission Mobility Fund Series 2017
10/01/2034	5.000%	17,485,000	20,943,708
Total			29,995,983
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds Series 2010
11/01/2040	6.742%	1,510,000	1,923,800
Total Municipal Bonds (Cost $73,469,503)			73,318,833

Preferred Debt 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.3%
M&T Bank Corp.(b)
12/31/2049	6.375%	5,904	6,358,815
12/31/2049	6.375%	800	864,300
State Street Corp.(b)
12/31/2049	5.350%	158,605	4,350,535
12/31/2049	5.900%	115,325	3,241,786
Total			14,815,436
Property & Casualty 0.0%
Allstate Corp. (The)(b)
01/15/2053	5.100%	50,363	1,410,164
Total Preferred Debt (Cost $15,387,234)			16,225,600

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of America Corp.	6.204%	107,000	2,749,900
Total Financials			2,749,900
Total Preferred Stocks (Cost $2,753,110)			2,749,900

Residential Mortgage-Backed Securities - Agency 29.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	16,306	17,924
01/01/2025	9.000%	5,108	5,650
09/01/2028- 07/01/2037	6.000%	6,080,948	7,009,266
04/01/2030- 04/01/2032	7.000%	178,592	201,904
06/01/2033	5.500%	183,777	206,858
08/01/2045- 01/01/2046	3.500%	84,830,668	87,793,101
10/01/2045- 04/01/2046	4.000%	61,621,304	64,945,302
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 311 Class S1
08/15/2043	4.791%	9,388,196	1,943,372
CMO Series 326 Class S2
03/15/2044	4.791%	18,194,009	3,646,152
CMO Series 4097 Class ST
08/15/2042	4.891%	4,068,011	767,240

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
11/15/2042	1.694%	5,997,007	281,209
CMO STRIPS Series 309 Class S4
08/15/2043	4.811%	3,668,355	762,995
CMO STRIPS Series 312 Class S1
09/15/2043	4.791%	3,683,976	783,648
Federal Home Loan Mortgage Corp.(j)
CMO Series 4120 Class IA
10/15/2042	3.500%	9,800,886	1,992,245
CMO Series 4176 Class BI
03/15/2043	3.500%	4,003,623	721,771
CMO Series 4182 Class DI
05/15/2039	3.500%	13,277,324	1,655,871
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	5,326	5,671
04/01/2023	8.500%	2,026	2,044
06/01/2024	9.000%	9,718	10,394
02/01/2027- 12/01/2043	3.000%	64,900,845	66,234,362
02/01/2027- 09/01/2031	7.500%	55,311	61,039
10/01/2028- 08/01/2035	6.000%	4,770,595	5,452,660
05/01/2029- 07/01/2038	7.000%	6,964,010	8,243,760
01/01/2031	2.500%	14,180,433	14,280,249
03/01/2033- 08/01/2034	5.500%	2,465,244	2,785,396
10/01/2040- 06/01/2044	4.500%	22,940,542	24,809,906
05/01/2041	5.000%	2,463,604	2,695,370
05/01/2043- 11/01/2046	3.500%	158,039,702	162,959,220
08/01/2046- 06/01/2047	4.000%	38,637,659	40,635,785
Federal National Mortgage Association(d)
07/18/2032	2.500%	41,500,000	41,715,605
07/18/2032- 07/13/2047	3.000%	198,440,000	199,583,954
07/18/2032- 07/13/2047	3.500%	289,000,000	296,930,504
07/13/2047	4.000%	285,050,000	299,647,667
Federal National Mortgage Association(k)
08/01/2040	4.500%	6,021,534	6,513,204
Federal National Mortgage Association(l)
04/01/2047	4.500%	64,407,104	69,113,492
Federal National Mortgage Association(j)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	8,077,406	1,154,000
CMO Series 2012-148 Class BI
01/25/2043	3.500%	11,259,281	2,295,752
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(j)
CMO Series 2013-101 Class CS
10/25/2043	4.876%	5,698,455	1,258,908
CMO Series 2013-107 Class SB
02/25/2043	4.734%	9,616,679	2,152,014
CMO Series 2014-93 Class ES
01/25/2045	4.934%	6,961,306	1,383,168
CMO Series 2016-31 Class VS
06/25/2046	4.784%	5,335,558	1,055,036
CMO Series 2016-37 Class SA
06/25/2046	4.634%	10,926,021	2,303,132
CMO Series 2016-45 Class AS
07/25/2046	4.784%	9,230,314	2,195,817
CMO Series 2017-8 Class SB
02/25/2047	4.884%	10,208,669	1,828,307
CMO Series 416 Class S1
11/25/2042	4.884%	5,535,498	1,100,367
Government National Mortgage Association(d)
07/20/2047	3.500%	61,000,000	63,182,653
07/20/2047	4.000%	7,000,000	7,365,859
Government National Mortgage Association(j)
CMO Series 2012-38 Class MI
03/20/2042	4.000%	12,424,572	2,260,335
CMO Series 2014-184 Class CI
11/16/2041	3.500%	7,011,941	1,058,637
Total Residential Mortgage-Backed Securities - Agency (Cost $1,507,992,980)			1,505,008,775

Residential Mortgage-Backed Securities - Non-Agency 5.4%

Ajax Mortgage Loan Trust(c)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,201,461	2,199,211
CMO Series 2017-A Class A
04/25/2057	3.470%	9,673,139	9,659,179
Angel Oak Mortgage Trust LLC(c)
Series 2015-1
11/25/2045	4.500%	621,405	622,216
11/25/2045	5.500%	2,035,000	2,030,119
ASG Resecuritization Trust(b),(c)
CMO Series 2009-2 Class G70
05/24/2036	3.269%	2,581,733	2,577,307
CMO Series 2009-2 Class G75
05/24/2036	3.269%	3,628,000	3,610,127
Bayview Opportunity Master Fund IIA Trust(c)
Series 2016-RPL3 Class A1
07/28/2031	3.475%	1,204,779	1,199,488

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIa Trust(c)
CMO Series 2016-RN3 Class A1
09/29/2031	3.598%	10,794,958	10,801,992
Bayview Opportunity Master Fund IIIb Trust(c)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	10,888,867	10,893,183
Bayview Opportunity Master Fund IIIB Trust(c)
CMO Series 2016-RPL4 Class A1
07/28/2018	3.475%	5,206,425	5,205,825
Bayview Opportunity Master Fund IVA Trust(c)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	1,988,078
Bayview Opportunity Master Fund IVb Trust(c)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	5,593,536	5,581,905
Bayview Opportunity Master Fund IVb Trust(b),(c)
CMO Series 2017-RN1 Class A1
02/28/2032	3.598%	8,955,507	9,062,230
Bayview Opportunity Master Fund Trust(c)
CMO Series 2016-LT1 Class A1
10/28/2031	3.475%	91,560	91,519
BCAP LLC Trust(b),(c)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.191%	314,022	316,032
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.129%	379,284	373,176
Series 2010-RR11 Class 8A1
05/27/2037	3.506%	2,598,302	2,598,189
Series 2011-RR5 Class 11A4
05/28/2036	1.174%	3,834,902	3,699,257
BCAP LLC Trust(c)
CMO Series 2013-RR2 Class 7A1
07/26/2036	3.000%	689,259	689,259
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	917,401	916,420
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	1,159,915	1,157,673
Bellemeade Re II Ltd.(b),(c)
CMO Series 2016-1A Class M2A
04/25/2026	5.716%	2,205,179	2,214,937
CAM Mortgage Trust(c)
CMO Series 2016-1 Class A
01/15/2056	4.000%	1,305,194	1,305,460
Citigroup Mortgage Loan Trust, Inc.(b),(c)
CMO Series 2012-7 Class 12A1
03/25/2036	3.107%	189,433	189,061
CMO Series 2012-9 Class 1A1
02/20/2036	3.179%	323,084	322,595
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class 1A1
11/25/2037	3.139%	1,250,940	1,255,010
CMO Series 2014-11 Class 3A3
09/25/2036	1.184%	1,800,000	1,728,389
CMO Series 2014-12 Class 3A1
10/25/2035	3.551%	7,434,419	7,545,851
CMO Series 2014-2 Class 3A3
08/25/2037	1.164%	410,540	406,432
CMO Series 2014-C Class A
02/25/2054	3.250%	951,966	951,812
CMO Series 2015-A Class A4
06/25/2058	4.250%	5,084,590	5,249,030
CMO Series 2015-A Class B3
06/25/2058	4.500%	953,780	901,566
Series 2013-11 Class 3A3
09/25/2034	3.083%	781,064	764,281
Citigroup Mortgage Loan Trust, Inc.(c),(j)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	14,777,347	368,906
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	11,750,607	12,138,322
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,946,988	3,713,690
COLT LLC(b),(c)
CMO Series 15-1 Class A2
12/26/2045	4.966%	519,857	533,104
COLT Mortgage Loan Trust(c)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	1,594,404	1,602,933
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/2037	5.813%	353,494	353,131
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/2037	5.779%	277,100	282,185
Credit Suisse Mortgage Capital Certificates(b),(c)
CMO Series 2009-14R Class 4A9
10/26/2035	3.191%	12,807,000	12,871,605
CMO Series 2011-12R Class 3A1
07/27/2036	2.783%	4,110,826	4,105,029
CMO Series 2014-CIM1 Class A2
01/25/2058	4.727%	3,000,000	2,957,957
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	7,964,984	8,128,330
CMO Series 2014-RPL4 Class A2
08/25/2062	4.844%	2,750,000	2,734,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	49

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-11 Class 3A2
06/29/2047	2.226%	495,002	455,677
Credit Suisse Mortgage Capital Certificates(c)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	3,000,000	2,965,478
Credit Suisse Securities (USA) LLC(b),(c)
CMO Series 2014-RPL1 Class A1
02/25/2054	6.250%	5,205,568	5,173,646
Credit Suisse Securities (USA) LLC(c)
CMO Series 2014-RPL1 Class A3
02/25/2054	5.145%	750,000	749,925
CSMC Trust(b),(c)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.712%	1,500,000	1,504,686
Deephaven Residential Mortgage Trust(c)
Series 2016-1A Class A2
07/25/2046	5.500%	1,746,695	1,755,378
GCAT LLC(c)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	12,096,344	12,123,285
CMO Series 2017-3 Class A1
04/25/2047	3.352%	13,780,029	13,795,769
JPMorgan Resecuritization Trust(b),(c)
CMO Series 2014-1 Class 1016
03/26/2036	3.116%	3,630,000	3,602,776
JPMorgan Resecuritization Trust(c)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	1,402,597	1,413,904
Legacy Mortgage Asset Trust(c)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	12,898,022	12,865,523
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,874,286
Morgan Stanley Re-Remic Trust(b),(c)
CMO Series 2010-R1 Class 2B
07/26/2035	3.408%	3,495,567	3,494,925
CMO Series 2013-R3 Class 10A
10/26/2035	3.191%	956,059	953,951
Morgan Stanley Resecuritization Trust(b),(c)
CMO Series 2013-R9 Class 2A
06/26/2046	3.215%	1,543,646	1,541,494
CMO Series 2013-R9 Class 4A
06/26/2046	3.206%	774,474	771,798
New Residential Mortgage Loan Trust(c)
CMO Series 2015-1A Class A3
05/28/2052	3.750%	4,782,712	4,911,044
Nomura Asset Acceptance Corp. Alternative Loan Trust(b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/2047	5.957%	143,806	142,966
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/2047	6.138%	909,991	904,569
Nomura Resecuritization Trust(b),(c)
CMO Series 2014-6R Class 3A1
01/26/2036	1.284%	2,610,685	2,523,224
NRPL Trust(b),(c)
Series 2014-1A Class A1
04/25/2054	3.250%	2,781,186	2,903,632
NRZ Excess Spread-Collateralized Notes(c)
CMO Series 2016-PLS2 Class A
07/25/2021	5.683%	1,652,819	1,654,885
Oaktown Re Ltd.(b),(c)
04/25/2027	3.466%	16,191,649	16,191,649
PennyMac Mortgage Investment Trust(b),(c)
Series 2017-GT1 Class A
02/25/2050	5.966%	3,000,000	2,998,518
RBSSP Resecuritization Trust(b),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	3.083%	2,989,473	2,914,109
SGR Residential Mortgage Trust(c)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,434,826	1,425,129
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2004-21XS Class 2A6A
12/25/2034	5.240%	2,499	2,533
Sunset Mortgage Loan Co., LLC(c)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	1,595,000	1,598,735
Towd Point Mortgage Trust(b),(c)
CMO Series 2015-3 Class A4B
03/25/2054	3.500%	12,712,023	12,835,121
VML LLC(c)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	340,029	340,153
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2003-AR8 Class A
08/25/2033	2.701%	3,843,705	3,918,175
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $267,982,025)			269,203,374

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(m)
2nd Lien Term Loan
11/08/2024	9.179%	745,716	742,301

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(m)
Term Loan
12/13/2019	4.226%	610,000	604,565
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(m)
Tranche A Term Loan
08/23/2021	8.686%	413,476	436,837
Oil Field Services 0.0%
EagleClaw Midstream Ventures(b),(l),(m)
Term Loan
06/06/2024	0.000%	297,034	293,321
Technology 0.1%
Ancestry.com Operations, Inc.(b),(m)
2nd Lien Term Loan
10/19/2024	9.460%	245,026	250,130
Ascend Learning LLC(b),(l),(m)
Tranche B Term Loan
06/28/2024	4.545%	60,000	60,000
Hyland Software, Inc.(b),(l),(m)
Tranche 3 Term Loan
07/01/2022	0.000%	75,445	75,860
Information Resources, Inc.(b),(m)
2nd Lien Term Loan
01/20/2025	9.466%	880,000	875,600
Kronos, Inc.(b),(m)
2nd Lien Term Loan
11/01/2024	9.420%	386,000	400,313
Misys Ltd.(b),(m)
1st Lien Term Loan
06/13/2024	4.736%	194,878	194,806
2nd Lien Term Loan
06/13/2025	8.459%	73,553	74,813
Total			1,931,522
Total Senior Loans (Cost $3,916,911)			4,008,546

U.S. Government & Agency Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(f)
STRIPS
01/15/2030	0.000%	32,628,000	22,403,560
04/15/2030	0.000%	34,501,000	23,417,588
Total U.S. Government & Agency Obligations (Cost $45,889,752)			45,821,148

U.S. Treasury Obligations 17.6%

U.S. Treasury
07/15/2017	0.875%	114,665,000	114,665,000
08/31/2017	0.625%	107,640,000	107,571,282
05/31/2019	1.250%	66,227,000	66,075,163
06/15/2020	1.500%	108,522,000	108,383,978
05/31/2024	2.000%	93,852,000	93,089,851
05/15/2027	2.375%	59,637,000	60,021,556
02/15/2047	3.000%	87,867,100	90,665,715
U.S. Treasury(k)
05/31/2022	1.750%	178,584,200	177,540,024
U.S. Treasury(f),(k)
STRIPS
05/15/2043	0.000%	88,863,000	41,991,239
U.S. Treasury(f)
STRIPS
02/15/2045	0.000%	57,300,000	25,567,886
Total U.S. Treasury Obligations (Cost $881,143,610)			885,571,694

Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA
	40,000,000	2.40	05/15/2018	921,848
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA
	100,000,000	2.00	09/07/2017	174,600
Total Options Purchased Calls (Cost $1,702,000)				1,096,448

Options Purchased Puts 0.0%

5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	95,000,000	2.30	05/01/2018	787,826
Total Options Purchased Puts (Cost $1,073,500)				787,826

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	51

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(n),(o)	36,208,898	36,208,898
Total Money Market Funds (Cost $36,205,277)		36,208,898
Total Investments (Cost: $5,939,111,500)		5,987,690,709
Other Assets & Liabilities, Net		(958,912,291)
Net Assets		5,028,778,418
At June 30, 2017, securities and/or cash totaling $121,144,915 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	127	USD	15,942,469	09/2017	—	(254)
U.S. Treasury 10-Year Note	174	USD	21,842,438	09/2017	—	(38,714)
U.S. Treasury 5-Year Note	439	USD	51,729,977	09/2017	—	(94,096)
U.S. Treasury Ultra 10-Year Note	216	USD	29,119,500	09/2017	2,943	—
U.S. Treasury Ultra 10-Year Note	39	USD	5,257,688	09/2017	—	(7,310)
Total			123,892,072		2,943	(140,374)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(98)	USD	(15,061,375)	09/2017	220,299	—
U.S. Long Bond	(61)	USD	(9,374,937)	09/2017	118,084	—
U.S. Long Bond	(324)	USD	(49,794,750)	09/2017	—	(541,696)
U.S. Treasury 2-Year Note	(921)	USD	(199,036,735)	09/2017	136,171	—
U.S. Ultra Bond	(10)	USD	(1,658,750)	09/2017	1,854	—
U.S. Ultra Bond	(336)	USD	(55,734,000)	09/2017	—	(1,142,631)
Total			(330,660,547)		476,408	(1,684,327)
Credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	American International Group, Inc.	6/20/2022	1.000	USD	13,430,000	(291,121)	(4,104)	—	(61,954)	—	(233,271)
Barclays	Electricite de France SA	6/20/2022	1.000	USD	13,375,000	(292,282)	(4,087)	—	—	—	(296,369)
Barclays	Home Depot, Inc.	6/20/2022	1.000	USD	37,330,000	(1,355,907)	(11,406)	—	(1,168,005)	—	(199,308)
Barclays	International Business Machines Corp.	6/20/2022	1.000	USD	5,330,000	(164,981)	(1,628)	—	(143,680)	—	(22,929)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	4,330,000	(155,180)	(1,323)	—	(134,401)	—	(22,102)
Barclays	PulteGroup, Inc.	6/20/2022	5.000	USD	5,375,000	(968,769)	(8,212)	—	(915,305)	—	(61,676)
Citi	Carnival Corp.	6/20/2022	1.000	USD	5,345,000	(186,679)	(1,633)	—	(156,420)	—	(31,892)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Eastman Chemical Co.	12/20/2021	1.000	USD	10,510,000	(288,787)	(3,211)	—	(88,423)	—	(203,575)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	2,600,000	(11,366)	(795)	91,716	—	—	(103,877)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	5,200,000	(22,732)	(1,588)	169,197	—	—	(193,517)
Citi	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	14,085,000	(234,201)	(4,304)	—	(97,645)	—	(140,860)
Citi	International Business Machines Corp.	6/20/2022	1.000	USD	15,995,000	(495,098)	(4,887)	—	(427,333)	—	(72,652)
Citi	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	16,015,000	(574,042)	(4,893)	—	(530,422)	—	(48,513)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	36,460,000	1,278,612	(11,141)	2,028,326	—	—	(760,855)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	52,050,000	1,825,336	(15,904)	2,883,690	—	—	(1,074,258)
Citi	Time Warner, Inc.	6/20/2022	1.000	USD	15,384,000	(476,430)	(4,700)	—	(452,944)	—	(28,186)
Credit Suisse	Carnival Corp.	6/20/2022	1.000	USD	16,025,000	(559,687)	(4,897)	—	(461,423)	—	(103,161)
Credit Suisse	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	10,680,000	(382,814)	(3,264)	—	(369,532)	—	(16,546)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	5,245,000	(144,118)	(1,603)	—	(33,045)	—	(112,676)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	7,865,000	(216,109)	(2,403)	—	(49,595)	—	(168,917)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	2,600,000	(11,366)	(794)	84,680	—	—	(96,840)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	7,800,000	(34,097)	(2,383)	222,979	—	—	(259,459)
Goldman Sachs International	General Mills, Inc.	6/20/2022	1.000	USD	7,580,000	(230,389)	—	—	(230,389)	—	—
Goldman Sachs International	General Motors Co.	6/20/2022	5.000	USD	13,335,000	(2,296,176)	(20,373)	—	(2,225,806)	—	(90,743)
Goldman Sachs International	Home Depot, Inc.	6/20/2022	1.000	USD	26,665,000	(968,531)	(8,147)	—	(834,117)	—	(142,561)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	2,625,000	(46,196)	(801)	8,734	—	—	(55,731)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	7,870,000	(138,500)	(2,404)	6,565	—	—	(147,469)
Goldman Sachs International	McDonald’s Corp.	6/20/2022	1.000	USD	18,690,000	(669,817)	(5,711)	—	(571,090)	—	(104,438)
Goldman Sachs International	PulteGroup, Inc.	6/20/2022	5.000	USD	10,685,000	(1,925,824)	(16,324)	—	(1,775,056)	—	(167,092)
Goldman Sachs International	Walt Disney Co. (The)	6/20/2022	1.000	USD	13,330,000	(471,289)	(4,073)	—	(416,980)	—	(58,382)
JPMorgan	Eastman Chemical Co.	6/20/2022	1.000	USD	13,380,000	(375,063)	(4,088)	—	(257,360)	—	(121,791)
JPMorgan	Energy Transfer Partners LP	12/20/2021	1.000	USD	2,600,000	(11,366)	(794)	99,810	—	—	(111,970)
JPMorgan	International Business Machines Corp.	6/20/2022	1.000	USD	10,665,000	(330,117)	(3,259)	—	(284,934)	—	(48,442)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	15,615,000	547,601	(4,771)	867,777	—	—	(324,947)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	52,390,000	1,837,260	(16,008)	3,976,531	—	—	(2,155,279)
JPMorgan	McDonald’s Corp.	6/20/2022	1.000	USD	15,965,000	(572,158)	(4,878)	—	(497,754)	—	(79,282)
JPMorgan	Morgan Stanley	6/20/2022	1.000	USD	13,010,000	(241,357)	(3,975)	—	(114,449)	—	(130,883)
JPMorgan	PulteGroup, Inc.	6/20/2022	5.000	USD	5,375,000	(968,769)	(8,212)	—	(929,874)	—	(47,107)
JPMorgan	PulteGroup, Inc.	6/20/2022	5.000	USD	10,750,000	(1,937,539)	(16,424)	—	(1,825,063)	—	(128,900)
JPMorgan	Textron, Inc.	6/20/2022	1.000	USD	10,680,000	(90,498)	(3,264)	—	(123,892)	30,130	—
JPMorgan	Time Warner, Inc.	6/20/2022	1.000	USD	10,256,000	(317,620)	—	—	(296,747)	—	(20,873)
JPMorgan	Toll Brothers, Inc.	6/20/2022	1.000	USD	30,705,000	14,537	(9,383)	417,111	—	—	(411,957)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	12,320,000	(155,342)	(3,764)	—	(120,787)	—	(38,319)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	23,990,000	(302,488)	(7,331)	152,687	—	—	(462,506)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	53

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	6,915,000	(193,157)	—	—	(196,718)	3,561	—
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	5,375,000	(150,140)	(1,642)	—	(152,968)	1,186	—
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	5,325,000	(148,743)	(1,627)	—	(84,093)	—	(66,277)
Morgan Stanley	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	13,010,000	(216,326)	(3,975)	—	(120,764)	—	(99,537)
Total								11,009,803	(16,148,968)	34,877	(9,265,925)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	307,025,000	—	(1,018,970)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	20,875,000	—	(124,938)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	239,045,000	—	(686,965)
Total						—	(1,830,873)
Credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	10,150,000	2,862	3,101	—	(703,749)	709,712	—
Barclays	Anadarko Petroleum Corp.	6/20/2021	1.000	1.169	USD	5,110,000	(32,942)	1,562	—	(447,500)	416,120	—
Barclays	Bank of America Corp.	6/20/2018	1.000	0.182	USD	25,990,000	207,824	7,941	153,119	—	62,646	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	0.750	USD	5,070,000	43,083	1,549	—	(433,193)	477,825	—
Barclays	Citigroup, Inc.	6/20/2018	1.000	0.190	USD	26,305,000	208,150	8,038	129,523	—	86,665	—
Barclays	Frontier Communications Corp.	6/20/2019	5.000	3.415	USD	5,350,000	160,451	8,173	272,024	—	—	(103,400)
Barclays	iStar, Inc.	6/20/2020	5.000	1.360	USD	5,105,000	533,361	7,799	565,554	—	—	(24,394)
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.235	USD	26,700,000	401,127	8,158	369,583	—	39,702	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.235	USD	13,355,000	200,638	4,081	190,212	—	14,507	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.235	USD	13,355,000	200,638	4,081	190,212	—	14,507	—
Barclays	Navient Corp.	6/20/2020	5.000	1.794	USD	5,350,000	489,949	8,174	423,214	—	74,909	—
Barclays	Navient Corp.	6/20/2020	5.000	1.794	USD	2,280,000	208,801	3,483	218,930	—	—	(6,646)
Barclays	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	3.944	USD	5,350,000	106,000	8,174	—	(61,715)	175,889	—
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Verizon Communications, Inc.	12/20/2017	1.000	0.221	USD	17,986,000	66,952	5,496	59,265	—	13,183	—
Barclays	Verizon Communications, Inc.	6/20/2022	1.000	0.725	USD	10,420,000	135,778	3,183	82,232	—	56,729	—
Barclays	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	5,105,000	(430,593)	1,559	—	(183,918)	—	(245,116)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	4,575,000	8,313	6,990	249,228	—	—	(233,925)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	4,575,000	8,313	6,989	267,537	—	—	(252,235)
Citi	Calpine Corp.	6/20/2020	5.000	2.004	USD	2,550,000	217,419	3,896	248,768	—	—	(27,453)
Citi	Dow Chemical Co. (The)	12/20/2021	1.000	0.391	USD	10,510,000	278,075	3,211	48,452	—	232,834	—
Citi	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	4,840,000	(96,518)	1,479	—	(83,257)	—	(11,782)
Citi	Glencore PLC	6/20/2019	5.000	0.647	USD	5,100,000	433,903	7,792	438,569	—	3,126	—
Citi	JPMorgan Chase & Co.	6/20/2019	1.000	0.235	USD	10,685,000	160,526	3,265	152,147	—	11,644	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	1.356	USD	5,200,000	(78,247)	1,589	—	(199,642)	122,984	—
Citi	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.766	USD	5,345,000	1,075,364	8,166	988,635	—	94,895	—
Citi	Target Corp.	6/20/2022	1.000	0.725	USD	16,015,000	209,292	4,894	268,821	—	—	(54,635)
Citi	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	2,685,000	4,879	4,102	107,967	—	—	(98,986)
Credit Suisse	DISH DBS Corp.	6/20/2020	5.000	0.998	USD	4,840,000	560,516	7,394	546,842	—	21,068	—
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	2,500,000	(291,575)	1,250	—	(270,793)	—	(19,532)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	13,000,000	(1,160,496)	6,500	—	(1,108,150)	—	(45,846)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	13,500,000	(1,205,130)	6,750	—	(1,021,593)	—	(176,787)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	14,000,000	(1,249,765)	7,000	—	(907,707)	—	(335,058)
Credit Suisse	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.766	USD	16,025,000	3,224,079	24,483	2,930,758	—	317,804	—
Credit Suisse	Target Corp.	6/20/2022	1.000	0.725	USD	10,680,000	139,572	3,263	194,549	—	—	(51,714)
Credit Suisse	Tyson Foods, Inc.	12/20/2021	1.000	0.455	USD	7,830,000	184,785	2,393	98,998	—	88,180	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	55

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	1,070,000	(90,252)	327	—	(42,905)	—	(47,020)
Goldman Sachs International	Anadarko Petroleum Corp.	6/20/2020	1.000	0.753	USD	9,680,000	69,724	2,958	126,240	—	—	(53,558)
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	12,685,000	3,577	3,876	—	(826,741)	834,194	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	5,080,000	1,432	1,553	—	(387,382)	390,367	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	5,070,000	1,429	1,549	—	(386,026)	389,004	—
Goldman Sachs International	AT&T, Inc.	12/20/2017	1.000	0.162	USD	26,720,000	107,052	8,164	88,927	—	26,289	—
Goldman Sachs International	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	2,685,000	180,657	4,101	200,370	—	—	(15,612)
Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.000	0.545	USD	10,220,000	135,776	3,123	148,280	—	—	(9,381)
Goldman Sachs International	Citigroup, Inc.	6/20/2018	1.000	0.190	USD	12,985,000	102,750	3,967	57,553	—	49,164	—
Goldman Sachs International	DISH DBS Corp.	6/20/2020	5.000	0.998	USD	2,420,000	280,258	3,697	281,352	—	2,603	—
Goldman Sachs International	DISH DBS Corp.	6/20/2022	5.000	2.225	USD	5,370,000	680,371	8,204	543,284	—	145,291	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.391	USD	7,865,000	208,093	2,404	26,374	—	184,123	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.391	USD	5,245,000	138,773	1,603	17,573	—	122,803	—
Goldman Sachs International	Ford Motor Co.	6/20/2022	5.000	1.347	USD	13,335,000	2,289,708	20,372	2,232,790	—	77,290	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	2,420,000	(48,259)	739	—	(50,358)	2,838	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	2,420,000	(48,259)	740	—	(50,312)	2,793	—
Goldman Sachs International	Glencore PLC	6/20/2019	5.000	0.647	USD	5,100,000	433,903	7,792	438,569	—	3,126	—
Goldman Sachs International	Hertz Corp. (The)	6/20/2019	5.000	5.263	USD	2,690,000	(13,163)	4,110	—	(3,391)	—	(5,662)
Goldman Sachs International	iStar, Inc.	6/20/2020	5.000	1.360	USD	1,530,000	159,851	2,338	158,646	—	3,543	—
Goldman Sachs International	JPMorgan Chase & Co.	6/20/2019	1.000	0.235	USD	26,700,000	401,127	8,158	369,583	—	39,702	—
Goldman Sachs International	Kroger Co. (The)	6/20/2022	1.000	1.048	USD	7,580,000	(10,508)	—	—	(10,508)	—	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	5,000,000	(583,149)	2,500	—	(522,088)	—	(58,561)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	4,500,000	(524,834)	2,250	—	(400,673)	—	(121,911)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	5,200,000	(606,475)	2,600	—	(449,981)	—	(153,894)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	10,100,000	(1,177,961)	5,050	—	(821,973)	—	(350,938)
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.500	USD	7,870,000	170,459	2,405	19,759	—	153,105	—
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.500	USD	2,625,000	56,856	802	—	—	57,658	—
Goldman Sachs International	NRG Energy, Inc.	6/20/2020	5.000	1.577	USD	5,105,000	501,962	7,799	535,269	—	—	(25,508)
Goldman Sachs International	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	4,565,000	314,108	6,974	417,137	—	—	(96,055)
Goldman Sachs International	Sprint Communications, Inc.	6/20/2020	5.000	1.365	USD	5,105,000	535,581	7,799	535,269	—	8,111	—
Goldman Sachs International	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	1.442	USD	4,575,000	(57,361)	1,398	52,815	—	—	(108,778)
Goldman Sachs International	United Rentals North America, Inc.	6/20/2020	5.000	0.903	USD	5,100,000	607,364	7,792	633,513	—	—	(18,357)
Goldman Sachs International	Verizon Communications, Inc.	6/20/2019	1.000	0.356	USD	10,220,000	129,010	3,123	123,663	—	8,470	—
Goldman Sachs International	Verizon Communications, Inc.	6/20/2022	1.000	0.725	USD	42,275,000	550,864	12,918	353,511	—	210,271	—
Goldman Sachs International	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	5,110,000	(431,015)	1,562	—	(211,483)	—	(217,970)
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	1.147	USD	8,025,000	892,484	12,261	830,167	—	74,578	—
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	1.147	USD	5,105,000	567,742	7,799	548,782	—	26,759	—
JPMorgan	Anadarko Petroleum Corp.	6/20/2021	1.000	1.169	USD	5,240,000	(33,780)	1,602	—	(362,484)	330,306	—
JPMorgan	AT&T, Inc.	6/20/2022	1.000	0.580	USD	10,080,000	122,544	—	122,544	—	—	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	4,565,000	307,150	6,974	252,835	—	61,289	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	4,575,000	307,823	6,989	287,368	—	27,444	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	13,380,000	900,255	20,441	1,066,421	—	—	(145,725)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	57

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Bank of America Corp.	6/20/2018	1.000	0.182	USD	38,890,000	310,976	11,883	198,861	—	123,998	—
JPMorgan	Bank of America Corp.	6/20/2021	1.000	0.389	USD	26,185,000	618,485	8,001	133,353	—	493,133	—
JPMorgan	Calpine Corp.	6/20/2020	5.000	2.004	USD	5,100,000	434,838	7,792	481,826	—	—	(39,196)
JPMorgan	Calpine Corp.	6/20/2020	5.000	2.004	USD	5,105,000	435,265	7,799	503,696	—	—	(60,632)
JPMorgan	Calpine Corp.	6/20/2020	5.000	2.004	USD	8,025,000	684,231	12,261	855,148	—	—	(158,656)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.334	USD	5,105,000	(49,216)	1,559	—	—	—	(47,657)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.334	USD	5,100,000	(49,168)	1,558	7,317	—	—	(54,927)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.334	USD	8,025,000	(77,368)	2,452	—	(11,462)	—	(63,454)
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.190	USD	38,985,000	308,486	11,913	237,295	—	83,104	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.190	USD	26,185,000	207,201	8,000	146,685	—	68,516	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.190	USD	12,965,000	102,591	3,962	68,822	—	37,731	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.766	USD	8,025,000	987,903	12,261	946,139	—	54,025	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.766	USD	5,105,000	628,442	7,800	633,515	—	2,727	—
JPMorgan	CVS Health Corp.	6/20/2022	1.000	0.510	USD	15,965,000	373,958	4,879	382,121	—	—	(3,284)
JPMorgan	DISH DBS Corp.	6/20/2020	5.000	0.998	USD	8,025,000	929,367	12,260	850,141	—	91,486	—
JPMorgan	DISH DBS Corp.	6/20/2022	5.000	2.225	USD	13,300,000	1,685,091	20,319	1,652,277	—	53,133	—
JPMorgan	Energy Transfer Equity LP	6/20/2020	1.000	1.435	USD	8,025,000	(98,927)	2,453	34,567	—	—	(131,041)
JPMorgan	Equinix, Inc.	6/20/2020	1.000	0.827	USD	8,025,000	40,078	2,452	147,029	—	—	(104,499)
JPMorgan	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	8,025,000	(160,032)	2,452	—	(88,610)	—	(68,970)
JPMorgan	Frontier Communications Corp.	6/20/2019	5.000	3.415	USD	21,405,000	641,953	32,702	1,226,283	—	—	(551,628)
JPMorgan	HD Supply, Inc.	6/20/2020	5.000	0.475	USD	8,025,000	1,054,644	12,261	1,077,931	—	—	(11,026)
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	5.263	USD	1,610,000	(7,878)	2,459	—	(26,275)	20,856	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	5.263	USD	21,405,000	(104,743)	32,702	305,767	—	—	(377,808)
JPMorgan	Hess Corp.	6/20/2022	1.000	1.875	USD	12,320,000	(498,887)	3,764	—	(516,055)	20,932	—
JPMorgan	International Paper Co.	6/20/2022	1.000	0.407	USD	5,375,000	152,748	1,642	152,968	—	1,422	—
JPMorgan	International Paper Co.	6/20/2022	1.000	0.407	USD	6,915,000	196,512	—	196,718	—	—	(206)
JPMorgan	iStar, Inc.	6/20/2020	5.000	1.360	USD	8,025,000	838,437	12,260	755,982	—	94,715	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	5,000,000	(446,344)	2,500	—	(435,381)	—	(8,463)
JPMorgan	MGM Resorts International	6/20/2020	5.000	0.679	USD	8,025,000	1,011,092	12,260	1,033,619	—	—	(10,267)
JPMorgan	Navient Corp.	6/20/2020	5.000	1.794	USD	13,380,000	1,225,331	20,442	1,187,128	—	58,645	—
JPMorgan	Navient Corp.	6/20/2020	5.000	1.794	USD	4,575,000	418,975	6,990	437,359	—	—	(11,394)
JPMorgan	NRG Energy, Inc.	6/20/2020	5.000	1.577	USD	8,025,000	789,079	12,260	855,147	—	—	(53,808)
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.088	USD	8,025,000	906,867	12,260	956,352	—	—	(37,225)
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.088	USD	5,105,000	576,892	7,799	633,515	—	—	(48,824)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	2,540,000	(19,952)	775	—	(327,577)	308,400	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	2,595,000	(20,384)	793	—	(272,569)	252,978	—
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	2,600,000	(20,424)	795	—	(234,964)	215,335	—
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	5,350,000	368,122	8,174	487,659	—	—	(111,363)
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	4,575,000	314,796	6,989	437,639	—	—	(115,854)
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	8,025,000	552,183	12,261	905,493	—	—	(341,049)
JPMorgan	Sherwin-Williams Co. (The)	6/20/2022	1.000	0.505	USD	13,380,000	316,625	4,089	121,299	—	199,415	—
JPMorgan	Sprint Communications, Inc.	6/20/2020	5.000	1.365	USD	8,025,000	841,927	12,260	805,312	—	48,875	—
JPMorgan	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	1.442	USD	13,380,000	(167,758)	4,088	57,633	—	—	(221,303)
JPMorgan	TransDigm, Inc.	6/20/2020	1.000	1.993	USD	13,380,000	(371,817)	4,088	—	(21,165)	—	(346,564)
JPMorgan	Tyson Foods, Inc.	12/20/2021	1.000	0.455	USD	13,045,000	307,856	3,986	165,056	—	146,786	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.903	USD	8,025,000	955,706	12,260	975,559	—	—	(7,593)
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.903	USD	5,105,000	607,960	7,799	630,246	—	—	(14,487)
JPMorgan	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	3.944	USD	21,405,000	424,099	32,702	38,483	—	418,318	—
JPMorgan	Verizon Communications, Inc.	6/20/2022	1.000	0.725	USD	26,760,000	348,696	8,177	198,762	—	158,111	—
JPMorgan	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	8,025,000	(676,887)	2,452	—	(231,667)	—	(442,768)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	1,070,000	1,944	1,635	52,028	—	—	(48,449)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	13,380,000	24,313	20,441	935,752	—	—	(890,998)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	2,300,000	(268,249)	1,151	—	(223,528)	—	(43,570)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	8,500,000	(991,353)	4,250	—	(902,300)	—	(84,803)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	11,000,000	(1,282,928)	5,500	—	(990,269)	—	(287,159)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	16,000,000	(1,866,077)	8,000	—	(1,308,096)	—	(549,981)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	59

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Noble Energy, Inc.	6/20/2021	1.000	1.160	USD	13,145,000	(79,900)	4,016	—	(730,803)	654,919	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.343	USD	13,020,000	(189,045)	3,979	—	(704,052)	518,986	—
Morgan Stanley	Tyson Foods, Inc.	6/20/2022	1.000	0.516	USD	5,350,000	123,603	1,635	100,218	—	25,020	—
Morgan Stanley International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	7,615,000	2,147	2,327	—	(857,528)	862,002	—
Morgan Stanley International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	10,210,000	2,879	3,120	—	(768,005)	774,004	—
Morgan Stanley International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.992	USD	10,210,000	2,879	3,120	—	(641,388)	647,387	—
Morgan Stanley International	Bank of America Corp.	6/20/2018	1.000	0.182	USD	12,985,000	103,832	3,968	56,292	—	51,508	—
Morgan Stanley International	Bank of America Corp.	6/20/2018	1.000	0.182	USD	12,925,000	103,352	3,949	61,063	—	46,238	—
Morgan Stanley International	Canadian Natural Resources Ltd.	6/20/2021	1.000	0.901	USD	2,595,000	9,885	793	—	(154,071)	164,749	—
Morgan Stanley International	Enterprise Products Partners LP	6/20/2021	1.000	0.864	USD	15,570,000	81,234	4,758	—	(634,937)	720,929	—
Morgan Stanley International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	3,400,000	(396,541)	1,700	—	(258,863)	—	(135,978)
Morgan Stanley International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	9,000,000	(1,049,668)	4,500	—	(730,633)	—	(314,535)
Morgan Stanley International	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	6,500,000	(580,248)	3,250	—	(735,579)	158,581	—
Morgan Stanley International	Noble Energy, Inc.	12/20/2021	1.000	1.343	USD	13,100,000	(190,207)	4,003	—	(959,020)	772,816	—
Morgan Stanley International	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	7,665,000	(60,210)	2,341	—	(890,502)	832,633	—
Morgan Stanley International	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	5,075,000	(39,865)	1,550	—	(700,605)	662,290	—
Morgan Stanley International	Plains All American Pipeline LP	6/20/2021	1.000	1.207	USD	5,060,000	(39,747)	1,546	—	(599,112)	560,911	—
Total									41,789,788	(24,902,538)	16,671,664	(8,915,858)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.556	USD	220,554,850	1,899,037	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.869	USD	102,760,000	405,709	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.064	USD	51,615,000	119,521	—
Total							2,424,267	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $27,173,918, which represents 0.54% of net assets.
(b)	Variable rate security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,318,945,109, which represents 26.23% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $2,922,852, which represents 0.06% of net assets.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2017, the value of these securities amounted to $2,856,919, which represents 0.06% of net assets.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	21,676,210	1,010,375,808	(995,843,120)	36,208,898	(9,862)	200,826	36,208,898
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	61

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Abbreviation Legend  (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	125,896,102	15,093,918	—	140,990,020
Asset-Backed Securities — Non-Agency	—	924,767,175	19,475,275	—	944,242,450
Commercial Mortgage-Backed Securities - Agency	—	38,375,448	—	—	38,375,448
Commercial Mortgage-Backed Securities - Non-Agency	—	151,813,635	—	—	151,813,635
Corporate Bonds & Notes	—	1,830,028,917	—	—	1,830,028,917
Foreign Government Obligations	—	42,239,197	—	—	42,239,197
Municipal Bonds	—	73,318,833	—	—	73,318,833
Preferred Debt	16,225,600	—	—	—	16,225,600
Preferred Stocks
Financials	2,749,900	—	—	—	2,749,900
Residential Mortgage-Backed Securities - Agency	—	1,505,008,775	—	—	1,505,008,775
Residential Mortgage-Backed Securities - Non-Agency	—	244,924,904	24,278,470	—	269,203,374
Senior Loans	—	4,008,546	—	—	4,008,546
U.S. Government & Agency Obligations	—	45,821,148	—	—	45,821,148
U.S. Treasury Obligations	818,012,569	67,559,125	—	—	885,571,694
Options Purchased Calls	—	1,096,448	—	—	1,096,448
Options Purchased Puts	—	787,826	—	—	787,826
Money Market Funds	—	—	—	36,208,898	36,208,898
Total Investments	836,988,069	5,055,646,079	58,847,663	36,208,898	5,987,690,709
Derivatives
Asset
Futures Contracts	479,351	—	—	—	479,351
Swap Contracts	—	19,130,808	—	—	19,130,808
Liability
Futures Contracts	(1,824,701)	—	—	—	(1,824,701)
Swap Contracts	—	(20,012,656)	—	—	(20,012,656)
Total	835,642,719	5,054,764,231	58,847,663	36,208,898	5,985,463,511
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Asset-Backed Securities — Agency	-	-	-	(236,082)	15,330,000	-	-	-	15,093,918
Asset-Backed Securities — Non-Agency	5,529,348	-	-	(352,242)	14,298,169	-	-	-	19,475,275
Residential Mortgage-Backed Securities — Non-Agency	14,019,430	52,967	12,976	26,342	19,191,649	(2,553,184)	-	(6,471,710)	24,278,470
Total	19,548,778	52,967	12,976	(561,982)	48,819,818	(2,553,184)	-	(6,471,710)	58,847,663
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2017 was $(561,982), which is comprised of Asset-Backed Securities — Agency of $(236,082), Asset-Backed Securities — Non-Agency of $(352,242) and Residential Mortgage-Backed Securities - Non- Agency of $26,342.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	63

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Foreign Government Obligations(a),(b) 1.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.2%
French Republic Government Bond OAT(c)
05/25/2048	2.000%	EUR	245,000	289,799
Greece 0.1%
Hellenic Republic Government Bond(d)
10/15/2042	0.000%	EUR	12,871,600	36,341
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(c)
03/01/2047	2.700%	EUR	350,000	356,425
Spain 0.2%
Spain Government Bond(c)
10/31/2044	5.150%	EUR	167,000	277,221
United Kingdom 0.4%
United Kingdom Gilt
07/22/2047	1.500%	GBP	460,000	548,640
Total Foreign Government Obligations (Cost $1,884,781)				1,508,426

Inflation-Indexed Bonds(a) 93.8%

Australia 1.1%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	430,713	342,513
09/20/2030	2.500%	AUD	341,766	315,230
08/21/2035	2.000%	AUD	285,020	252,342
Australia Government Index-Linked Bond(c)
08/20/2020	4.000%	AUD	50,019	42,767
09/20/2025	3.000%	AUD	516,624	469,191
Total				1,422,043
Canada 2.1%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	258,956	235,591
12/01/2026	4.250%	CAD	215,263	225,369
12/01/2031	4.000%	CAD	549,314	632,405
12/01/2036	3.000%	CAD	322,820	361,267
12/01/2041	2.000%	CAD	504,098	511,909
12/01/2044	1.500%	CAD	558,300	528,118
12/01/2047	1.250%	CAD	359,560	328,276
Total				2,822,935
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,656,224	269,185
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 5.8%
France Government Bond OAT(c)
07/25/2019	1.300%	EUR	59,370	71,422
07/25/2021	0.100%	EUR	86,894	104,254
07/25/2023	2.100%	EUR	1,384,403	1,880,757
03/01/2025	0.100%	EUR	339,539	410,513
07/25/2029	3.400%	EUR	532,413	893,990
07/25/2030	0.700%	EUR	438,750	563,622
07/25/2032	3.150%	EUR	673,041	1,162,114
07/25/2047	0.100%	EUR	314,814	353,917
French Republic Government Bond OAT
07/25/2022	1.100%	EUR	805,745	1,023,434
French Republic Government Bond OAT(c)
07/25/2024	0.250%	EUR	20,673	25,423
07/25/2040	1.800%	EUR	647,919	1,045,836
Total				7,535,282
Germany 2.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2018	0.750%	EUR	5,407	6,202
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2026	0.100%	EUR	2,189,293	2,693,339
04/15/2046	0.100%	EUR	206,628	258,066
Total				2,957,607
Italy 11.1%
Italy Buoni Poliennali Del Tesoro(c)
04/23/2020	1.650%	EUR	1,530,993	1,832,909
10/27/2020	1.250%	EUR	383,299	458,867
05/15/2022	0.100%	EUR	312,848	355,469
09/15/2023	2.600%	EUR	2,172,341	2,810,247
09/15/2024	2.350%	EUR	2,433,693	3,087,876
09/15/2026	3.100%	EUR	1,931,535	2,602,755
05/15/2028	1.300%	EUR	1,305,766	1,492,102
09/15/2032	1.250%	EUR	86,395	96,015
09/15/2035	2.350%	EUR	279,767	366,217
09/15/2041	2.550%	EUR	1,011,542	1,320,071
Total				14,422,528
Japan 3.5%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	722,400	6,654
03/10/2024	0.100%	JPY	102,600	946
09/10/2024	0.100%	JPY	154,290,800	1,429,393
03/10/2025	0.100%	JPY	188,000,000	1,743,356
03/10/2026	0.100%	JPY	153,560,133	1,426,746
Total				4,607,095

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	65

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.2%
New Zealand Government Bond(c)
09/20/2030	3.000%	NZD	1,372,254	1,138,079
09/20/2035	2.500%	NZD	553,193	428,159
Total				1,566,238
Spain 1.0%
Spain Government Inflation-Linked Bond(c)
11/30/2019	0.550%	EUR	901,718	1,066,435
11/30/2030	1.000%	EUR	157,494	184,660
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	111,952	133,761
Total				1,384,856
Sweden 1.0%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,116	1,882
06/01/2022	0.250%	SEK	2,571,578	334,889
06/01/2025	1.000%	SEK	3,069,492	434,479
12/01/2028	3.500%	SEK	2,886,024	525,360
Total				1,296,610
United Kingdom 18.5%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2026	0.125%	GBP	10,477	16,125
11/22/2032	1.250%	GBP	436,117	857,357
03/22/2034	0.750%	GBP	1,205,816	2,281,530
01/26/2035	2.000%	GBP	726,660	1,638,688
11/22/2036	0.125%	GBP	192,498	347,848
11/22/2037	1.125%	GBP	822,735	1,773,628
03/22/2040	0.625%	GBP	324,883	680,348
11/22/2042	0.625%	GBP	216,481	475,214
03/22/2044	0.125%	GBP	351,556	706,241
11/22/2047	0.750%	GBP	819,338	1,998,476
03/22/2050	0.500%	GBP	969,067	2,339,310
03/22/2052	0.250%	GBP	598,007	1,406,312
11/22/2055	1.250%	GBP	643,310	2,039,076
03/22/2058	0.125%	GBP	689,379	1,731,968
03/22/2062	0.375%	GBP	596,575	1,729,740
11/22/2065	0.125%	GBP	716,820	2,052,177
03/22/2068	0.125%	GBP	655,184	1,972,536
Total				24,046,574
United States 46.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%		5,848,054	5,851,993
04/15/2020	0.125%		2,700,224	2,704,887
07/15/2020	1.250%		5,606	5,843
07/15/2021	0.625%		2,001,677	2,052,003
04/15/2022	0.125%		9,747,935	9,704,603
07/15/2022	0.125%		63,799	63,761
01/15/2023	0.125%		2,222,537	2,203,625
07/15/2023	0.375%		3,010,341	3,030,958
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2024	0.625%	129,948	131,847
07/15/2024	0.125%	1,122,493	1,103,297
01/15/2025	0.250%	2,895,826	2,846,050
01/15/2025	2.375%	1,070,215	1,219,583
07/15/2025	0.375%	1,670,414	1,658,959
01/15/2026	2.000%	1,176,560	1,319,125
01/15/2027	2.375%	2,534,188	2,954,808
01/15/2028	1.750%	1,686,604	1,881,208
04/15/2028	3.625%	2,063,648	2,697,241
04/15/2032	3.375%	676,402	929,943
02/15/2040	2.125%	2,480,985	3,087,358
02/15/2041	2.125%	625,290	781,384
02/15/2042	0.750%	2,604,735	2,480,278
02/15/2043	0.625%	1,207,141	1,111,088
02/15/2044	1.375%	571,809	622,570
02/15/2045	0.750%	1,121,472	1,053,250
02/15/2046	1.000%	1,326,107	1,326,235
02/15/2047	0.875%	1,433,353	1,392,418
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2026	0.625%	2,526,416	2,544,212
01/15/2029	2.500%	2,562,547	3,083,370
Total			59,841,897
Total Inflation-Indexed Bonds (Cost $119,726,494)			122,172,850

Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts		Exercise Price/Rate	Expiration Date	Value ($)
GBP Call/USD Put
	2,065,000	GBP	1.34	08/01/2017	3,136
U.S. Treasury 10-Year Note
	82		126.50	07/21/2017	12,812
	120		127.00	07/21/2017	9,375
USD Call/JPY Put
	2,715,000		115.00	07/07/2017	318
USD Call/MXN Put
	2,625,000		19.00	09/21/2017	29,851
Total Options Purchased Calls (Cost $168,016)					55,492

Options Purchased Puts 0.2%

10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month YEN LIBOR BBA and pay exercise rate
	395,875,000	JPY	1.10	06/29/2022	53,851
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate
	865,000		3.04	06/17/2019	41,956
	860,000		3.54	06/17/2019	19,498
	400,000		2.68	01/12/2021	43,137

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Options Purchased Puts (continued)
Issuer	Notional ($)/Contracts		Exercise Price/Rate	Expiration Date	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate
	3,500,000		3.25	01/05/2022	63,272
GBP Put/USD Call
	2,065,000	GBP	1.25	08/01/2017	912
Total Options Purchased Puts (Cost $253,801)					222,626

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(f),(g),(h)	6,402,456	6,402,456
Total Money Market Funds (Cost $6,401,816)		6,402,456
Total Investments (Cost $128,434,908)		130,361,850
Other Assets & Liabilities, Net		(189,560)
Net Assets		$130,172,290
At June 30, 2017, securities and/or cash totaling $1,883,553 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	7/6/2017	320,000 EUR	357,731 USD	—	(7,777)
Deutsche Bank	7/6/2017	1,875,000 AUD	1,396,643 USD	—	(44,461)
Deutsche Bank	7/6/2017	1,662,000 BRL	504,293 USD	2,733	—
Deutsche Bank	7/6/2017	4,133,616 CAD	3,073,910 USD	—	(113,707)
Deutsche Bank	7/6/2017	1,751,471 DKK	263,562 USD	—	(5,482)
Deutsche Bank	7/6/2017	25,671,800 EUR	28,745,818 USD	—	(576,871)
Deutsche Bank	7/6/2017	20,578,879 GBP	26,486,355 USD	—	(317,532)
Deutsche Bank	7/6/2017	1,380,849,000 JPY	12,459,919 USD	182,412	—
Deutsche Bank	7/6/2017	2,205,130 NZD	1,559,190 USD	—	(56,698)
Deutsche Bank	7/6/2017	11,106,000 SEK	1,272,335 USD	—	(46,012)
Deutsche Bank	7/6/2017	1,439,023 USD	1,875,000 AUD	2,080	—
Deutsche Bank	7/6/2017	502,494 USD	1,662,000 BRL	—	(934)
Deutsche Bank	7/6/2017	3,166,576 USD	4,133,616 CAD	21,041	—
Deutsche Bank	7/6/2017	268,800 USD	1,751,471 DKK	245	—
Deutsche Bank	7/6/2017	29,596,323 USD	25,953,800 EUR	48,471	—
Deutsche Bank	7/6/2017	26,785,753 USD	20,664,649 GBP	129,850	—
Deutsche Bank	7/6/2017	5,171,957 USD	582,541,248 JPY	7,576	—
Deutsche Bank	7/6/2017	7,728,515 USD	860,245,768 JPY	—	(79,834)
Deutsche Bank	7/6/2017	1,608,131 USD	2,205,130 NZD	7,757	—
Deutsche Bank	7/6/2017	1,304,066 USD	11,106,000 SEK	14,281	—
Deutsche Bank	8/3/2017	1,875,000 AUD	1,438,515 USD	—	(1,993)
Deutsche Bank	8/3/2017	1,662,000 BRL	499,504 USD	1,165	—
Deutsche Bank	8/3/2017	3,713,616 CAD	2,851,261 USD	—	(14,125)
Deutsche Bank	8/3/2017	1,751,471 DKK	269,212 USD	—	(275)
Deutsche Bank	8/3/2017	24,203,800 EUR	27,662,388 USD	—	(27,130)
Deutsche Bank	8/3/2017	19,878,879 GBP	25,806,164 USD	—	(111,213)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	67

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at June 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	8/3/2017	582,541,248 JPY	5,177,871 USD	—	(8,327)
Deutsche Bank	8/3/2017	2,205,130 NZD	1,607,324 USD	—	(7,701)
Deutsche Bank	8/3/2017	11,106,000 SEK	1,306,053 USD	—	(14,547)
Deutsche Bank	8/3/2017	1,527,715 USD	1,175,000 GBP	4,208	—
Total				421,819	(1,434,619)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Sterling	85	GBP	13,705,678	12/2019	—	(61,043)
Euro-Buxl 30-Year	6	EUR	1,120,586	09/2017	—	(7,292)
Euro-OAT	3	EUR	508,759	09/2017	—	(9,524)
Euro-OAT	8	EUR	1,356,691	09/2017	—	(16,107)
Euro-Schatz	13	EUR	1,660,743	09/2017	—	(2,371)
Euro-Schatz	26	EUR	3,321,485	09/2017	—	(3,577)
Long Gilt	3	GBP	490,646	09/2017	—	(10,554)
Long Gilt	6	GBP	981,292	09/2017	—	(21,491)
Long Gilt	23	GBP	3,761,618	09/2017	—	(74,690)
U.S. Treasury 10-Year Note	8	USD	1,004,250	09/2017	—	(1,510)
U.S. Treasury 10-Year Note	6	USD	753,188	09/2017	—	(3,197)
U.S. Treasury 5-Year Note	5	USD	589,180	09/2017	—	(2,435)
Total			29,254,116		—	(213,791)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(27)	USD	(6,624,787)	03/2019	—	(1,207)
90-Day Euro$	(28)	USD	(6,870,150)	03/2019	—	(10,192)
Australian 10-Year Bond	(2)	AUD	(198,698)	09/2017	2,901	—
Euro-BTP	(5)	EUR	(771,751)	09/2017	13,688	—
Euro-BTP	(3)	EUR	(463,050)	09/2017	10,713	—
Euro-BTP	(3)	EUR	(463,050)	09/2017	10,478	—
Euro-BTP	(2)	EUR	(308,700)	09/2017	8,329	—
Euro-BTP	(2)	EUR	(308,700)	09/2017	8,273	—
Euro-BTP	(17)	EUR	(2,623,952)	09/2017	—	(22,753)
Euro-Bund	(5)	EUR	(924,399)	09/2017	17,149	—
Euro-Bund	(12)	EUR	(2,218,557)	09/2017	6,774	—
Japanese 10-Year Government Bond	(2)	JPY	(2,669,215)	09/2017	6,961	—
Short Term Euro-BTP	(8)	EUR	(1,029,579)	09/2017	—	(2,389)
U.S. Long Bond	(5)	USD	(768,438)	09/2017	—	(6,588)
U.S. Long Bond	(9)	USD	(1,383,188)	09/2017	—	(10,491)
U.S. Long Bond	(14)	USD	(2,151,625)	09/2017	—	(18,195)
U.S. Treasury 2-Year Note	(44)	USD	(9,508,813)	09/2017	2,368	—
U.S. Treasury 2-Year Note	(9)	USD	(1,944,984)	09/2017	552	—
U.S. Treasury Ultra 10-Year Note	(3)	USD	(404,438)	09/2017	51	—
U.S. Treasury Ultra 10-Year Note	(15)	USD	(2,022,187)	09/2017	—	(3,015)
U.S. Ultra Bond	(5)	USD	(829,375)	09/2017	13,118	—
U.S. Ultra Bond	(5)	USD	(829,375)	09/2017	6,974	—
U.S. Ultra Bond	(2)	USD	(331,750)	09/2017	560	—
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Ultra Bond	(2)	USD	(331,750)	09/2017	—	(5,816)
U.S. Ultra Bond	(3)	USD	(497,625)	09/2017	—	(9,558)
Total			(46,478,136)		108,889	(90,204)

Open options contracts written at June 30, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month GBP LIBOR BBA	PUT	GBP	(2,775,000)	1.40	(14,036)	07/2017	(6,741)
GBP Call/USD Put	CALL	GBP	(2,065,000)	1.34	(9,594)	08/2017	(3,136)
U.S. Treasury 10-Year Note	CALL	USD	(120)	128.00	(20,453)	07/2017	(3,750)
U.S. Treasury 10-Year Note	CALL	USD	(82)	127.50	(22,945)	07/2017	(3,844)
USD Call/JPY Put	CALL	USD	(2,715,000)	117.00	(6,000)	07/2017	(3)
USD Call/MXN Put	CALL	USD	(2,625,000)	20.00	(12,206)	09/2017	(10,300)
Total					(85,234)		(27,774)

Interest rate swap contracts outstanding at June 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.040%	7/2/2018	GBP	—	—	(154,578)
Deutsche Bank	Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	7/13/2021	GBP	2,225,000	—	(80,181)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	12/12/2021	GBP	—	—	(174,776)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	7/2/2023	GBP	—	—	(145,734)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	7/13/2026	GBP	1,070,000	71,116	—
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.470%	3/15/2027	EUR	270,000	—	(3,254)
Deutsche Bank	Fixed rate of 1.970%	Eurostat Eurozone HICP ex-Tobacco NSA	3/15/2047	EUR	270,000	12,441	—
Total						83,557	(558,523)

Cleared interest rate swaps contracts outstanding at June 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Fixed rate of 2.240%	U.S. CPI Urban Consumers NSA	7/1/2017	USD	3,035,000	1,218	—
Goldman Sachs	Fixed rate of 1.392%	3-Month CAD Canada Bankers’ Acceptances	6/29/2019	CAD	6,120,000	—	(2,789)
Goldman Sachs	Fixed rate of 1.392%	3-Month CAD Canada Bankers’ Acceptances	6/29/2019	CAD	7,480,000	—	(3,408)
Goldman Sachs	Fixed rate of 1.414%	3-Month CAD Canada Bankers’ Acceptances	6/30/2019	CAD	6,805,000	—	(86)
Goldman Sachs	3-Month USD LIBOR	Fixed rate of 1.862%	1/9/2020	USD	290,000	—	(549)
Goldman Sachs	3-Month USD LIBOR	Fixed rate of 1.800%	11/30/2021	USD	1,830,000	9,687	—
Goldman Sachs	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.560%	11/30/2021	USD	1,590,000	8,656	—
Goldman Sachs	Fixed rate of 1.814%	3-Month USD LIBOR	11/30/2021	USD	1,600,000	—	(7,616)
Goldman Sachs	Fixed rate of 3.370%	UK Retail Price Index All Items Monthly	6/15/2022	GBP	1,820,000	—	(10,722)
Goldman Sachs	Fixed rate of 2.680%	3-Month USD LIBOR	1/7/2027	USD	1,220,000	3,149	—
Goldman Sachs	3-Month USD LIBOR	Fixed rate of 2.190%	2/15/2027	USD	730,000	6,672	—
Goldman Sachs	Fixed rate of 1.729%	3-Month USD LIBOR	8/31/2046	USD	115,000	649	—
Goldman Sachs	Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	5/15/2047	EUR	365,000	—	(2,544)
Goldman Sachs	Fixed rate of 1.750%	Eurostat Eurozone HICP ex-Tobacco NSA	6/22/2047	EUR	355,000	—	(14,634)
Total						30,031	(42,348)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	69

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $53,101,378, which represents 40.79% of net assets.
(d)	Zero coupon bond.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	2,181,808	33,079,552	(28,858,904)	6,402,456	(317)	7,685	6,402,456

(h)	At June 30, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Foreign Government Obligations	—	1,508,426	—	—	1,508,426
Inflation-Indexed Bonds	—	122,172,850	—	—	122,172,850
Options Purchased Calls	22,187	33,305	—	—	55,492
Options Purchased Puts	—	222,626	—	—	222,626
Money Market Funds	—	—	—	6,402,456	6,402,456
Total Investments	22,187	123,937,207	—	6,402,456	130,361,850
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	421,819	—	—	421,819
Futures Contracts	108,889	—	—	—	108,889
Swap Contracts	—	113,588	—	—	113,588
Liability
Forward Foreign Currency Exchange Contracts	—	(1,434,619)	—	—	(1,434,619)
Futures Contracts	(303,995)	—	—	—	(303,995)
Options Contracts Written	(7,594)	(20,180)	—	—	(27,774)
Swap Contracts	—	(600,871)	—	—	(600,871)
Total	(180,513)	122,416,944	—	6,402,456	128,638,887
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	71

Portfolio of Investments
Variable Portfolio – MFS® Blended Research® Core Equity Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	163,963	10,751,054
Domino’s Pizza, Inc.	105,441	22,303,935
Royal Caribbean Cruises Ltd.	181,606	19,836,824
Starbucks Corp.	177,901	10,373,407
Total		63,265,220
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	55,475	53,699,800
Priceline Group, Inc. (The)(a)	7,708	14,417,968
Total		68,117,768
Media 3.1%
Charter Communications, Inc., Class A(a)	79,501	26,779,912
Comcast Corp., Class A	788,148	30,674,720
Total		57,454,632
Specialty Retail 2.0%
Best Buy Co., Inc.	424,477	24,335,266
Ross Stores, Inc.	225,719	13,030,758
Total		37,366,024
Total Consumer Discretionary		226,203,644
Consumer Staples 11.0%
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	36,022	5,760,999
CVS Health Corp.	299,459	24,094,471
Wal-Mart Stores, Inc.	195,115	14,766,303
Total		44,621,773
Food Products 3.5%
Archer-Daniels-Midland Co.	519,973	21,516,483
Bunge Ltd.	138,917	10,363,208
Mondelez International, Inc., Class A	151,260	6,532,919
Tyson Foods, Inc., Class A	418,843	26,232,137
Total		64,644,747
Household Products 2.0%
Procter & Gamble Co. (The)	419,725	36,579,034
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	104,795	10,058,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.5%
Altria Group, Inc.	150,975	11,243,108
Philip Morris International, Inc.	300,662	35,312,752
Total		46,555,860
Total Consumer Staples		202,459,638
Energy 5.5%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	137,925	9,080,982
Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	348,236	15,789,020
EOG Resources, Inc.	264,317	23,925,975
Exxon Mobil Corp.	143,253	11,564,815
Phillips 66	337,172	27,880,753
Valero Energy Corp.	184,731	12,461,953
Total		91,622,516
Total Energy		100,703,498
Financials 15.7%
Banks 7.4%
Bank of America Corp.	2,043,719	49,580,623
Citigroup, Inc.	613,272	41,015,632
JPMorgan Chase & Co.	313,053	28,613,044
Wells Fargo & Co.	320,752	17,772,868
Total		136,982,167
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The)	38,126	8,460,159
Consumer Finance 2.1%
Discover Financial Services	422,499	26,275,213
Synchrony Financial	417,108	12,438,160
Total		38,713,373
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	53,920	9,132,431
Insurance 5.2%
Allstate Corp. (The)	96,350	8,521,194
Chubb Ltd.	62,552	9,093,810
MetLife, Inc.	515,546	28,324,097
Prudential Financial, Inc.	256,652	27,754,347

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Validus Holdings Ltd.	223,108	11,594,923
Xl Group Ltd.	245,669	10,760,302
Total		96,048,673
Total Financials		289,336,803
Health Care 14.4%
Biotechnology 4.0%
Biogen, Inc.(a)	89,373	24,252,257
Celgene Corp.(a)	267,857	34,786,589
Gilead Sciences, Inc.	201,578	14,267,691
Total		73,306,537
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	457,962	22,261,533
Medtronic PLC	390,128	34,623,860
Stryker Corp.	39,503	5,482,226
Total		62,367,619
Health Care Providers & Services 2.3%
HCA Healthcare, Inc.(a)	299,700	26,133,840
UnitedHealth Group, Inc.	95,464	17,700,935
Total		43,834,775
Pharmaceuticals 4.7%
Allergan PLC	58,989	14,339,636
Eli Lilly & Co.	401,274	33,024,850
Johnson & Johnson	238,705	31,578,285
Merck & Co., Inc.	116,234	7,449,437
Total		86,392,208
Total Health Care		265,901,139
Industrials 9.2%
Aerospace & Defense 3.4%
Northrop Grumman Corp.	107,815	27,677,188
Textron, Inc.	170,997	8,053,959
United Technologies Corp.	212,206	25,912,475
Total		61,643,622
Airlines 0.7%
United Continental Holdings, Inc.(a)	167,131	12,576,608
Building Products 0.8%
Owens Corning	214,203	14,334,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.4%
General Electric Co.	292,943	7,912,390
Machinery 1.1%
Illinois Tool Works, Inc.	96,358	13,803,284
Ingersoll-Rand PLC	71,798	6,561,619
Total		20,364,903
Road & Rail 1.7%
Union Pacific Corp.	284,064	30,937,410
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	107,982	12,170,651
Univar, Inc.(a)	299,478	8,744,758
Total		20,915,409
Total Industrials		168,684,807
Information Technology 21.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,225,717	38,364,942
Internet Software & Services 4.1%
Alphabet, Inc., Class A(a)	25,864	24,045,243
Alphabet, Inc., Class C(a)	16,152	14,677,807
Facebook, Inc., Class A(a)	249,209	37,625,575
Total		76,348,625
IT Services 3.7%
Accenture PLC, Class A	81,338	10,059,884
DXC Technology Co.	319,943	24,546,027
FleetCor Technologies, Inc.(a)	133,459	19,246,122
Global Payments, Inc.	88,552	7,998,017
International Business Machines Corp.	45,400	6,983,882
Total		68,833,932
Semiconductors & Semiconductor Equipment 3.3%
Broadcom Ltd.	75,564	17,610,190
Intel Corp.	919,206	31,014,010
NVIDIA Corp.	79,214	11,451,176
Total		60,075,376

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	73

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.2%
Electronic Arts, Inc.(a)	198,747	21,011,533
Intuit, Inc.	208,672	27,713,728
Microsoft Corp.	414,020	28,538,399
Total		77,263,660
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	344,781	49,655,360
Hewlett Packard Enterprise Co.	1,102,774	18,295,021
NCR Corp.(a)	151,305	6,179,296
Total		74,129,677
Total Information Technology		395,016,212
Materials 2.8%
Chemicals 2.8%
Air Products & Chemicals, Inc.	143,721	20,560,726
Monsanto Co.	122,199	14,463,474
Sherwin-Williams Co. (The)	47,592	16,702,888
Total		51,727,088
Total Materials		51,727,088
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Alexandria Real Estate Equities, Inc.	91,788	11,057,700
Mid-America Apartment Communities, Inc.	129,654	13,662,939
Public Storage	23,153	4,828,095
STORE Capital Corp.	372,434	8,361,143
Total		37,909,877
Total Real Estate		37,909,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	136,609	5,154,258
Verizon Communications, Inc.	491,046	21,930,114
Total		27,084,372
Total Telecommunication Services		27,084,372
Utilities 3.5%
Electric Utilities 3.1%
Exelon Corp.	746,022	26,909,013
NextEra Energy, Inc.	168,947	23,674,543
PPL Corp.	179,765	6,949,715
Total		57,533,271
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	657,535	7,305,214
Total Utilities		64,838,485
Total Common Stocks (Cost $1,581,717,472)		1,829,865,563

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	5,088,381	5,088,381
Total Money Market Funds (Cost $5,088,307)		5,088,381
Total Investments (Cost: $1,586,805,779)		1,834,953,944
Other Assets & Liabilities, Net		6,789,946
Net Assets		1,841,743,890

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	12,785,076	32,466,087	(40,162,782)	5,088,381	(288)	37,976	5,088,381
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	226,203,644	—	—	—	226,203,644
Consumer Staples	202,459,638	—	—	—	202,459,638
Energy	100,703,498	—	—	—	100,703,498
Financials	289,336,803	—	—	—	289,336,803
Health Care	265,901,139	—	—	—	265,901,139
Industrials	168,684,807	—	—	—	168,684,807
Information Technology	395,016,212	—	—	—	395,016,212
Materials	51,727,088	—	—	—	51,727,088
Real Estate	37,909,877	—	—	—	37,909,877
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	75

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	27,084,372	—	—	—	27,084,372
Utilities	64,838,485	—	—	—	64,838,485
Total Common Stocks	1,829,865,563	—	—	—	1,829,865,563
Money Market Funds	—	—	—	5,088,381	5,088,381
Total Investments	1,829,865,563	—	—	5,088,381	1,834,953,944
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Auto Components 1.5%
Cooper Tire & Rubber Co.	64,303	2,321,338
Cooper-Standard Holding, Inc.(a)	11,051	1,114,714
Dana, Inc.	182,956	4,085,408
Modine Manufacturing Co.(a)	110,744	1,832,813
Motorcar Parts of America, Inc.(a)	65,060	1,837,294
Stoneridge, Inc.(a)	28,189	434,393
Tower International, Inc.	26,428	593,309
Total		12,219,269
Diversified Consumer Services 0.4%
Bridgepoint Education, Inc.(a)	19,539	288,396
Graham Holdings Co., Class B	3,285	1,969,850
K12, Inc.(a)	62,015	1,111,309
Total		3,369,555
Hotels, Restaurants & Leisure 1.8%
Biglari Holdings, Inc.(a)	1,401	560,036
Bloomin’ Brands, Inc.	235,101	4,991,194
Buffalo Wild Wings, Inc.(a)	23,302	2,952,363
Cracker Barrel Old Country Store, Inc.	8,629	1,443,200
Del Frisco’s Restaurant Group, Inc.(a)	31,474	506,731
Fogo De Chao, Inc.(a)	5,883	81,774
J. Alexander’s Holdings, Inc.(a)	3,316	40,621
Jack in the Box, Inc.	15,946	1,570,681
Marcus Corp. (The)	1,300	39,260
Red Robin Gourmet Burgers, Inc.(a)	25,554	1,667,399
Total		13,853,259
Household Durables 0.7%
Bassett Furniture Industries, Inc.	3,500	132,825
CalAtlantic Group, Inc.(a)	65,247	2,306,481
La-Z-Boy, Inc.	92,173	2,995,623
Zagg, Inc.(a)	22,500	194,625
Total		5,629,554
Leisure Products 0.4%
Black Diamond, Inc.(a)	22,024	146,459
Brunswick Corp.	44,423	2,786,655
Total		2,933,114
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.9%
AMC Entertainment Holdings, Inc., Class A	176,935	4,025,271
John Wiley & Sons, Inc., Class A	5,539	292,182
Madison Square Garden Co. (The), Class A(a)	1,090	214,621
Meredith Corp.	44,439	2,641,899
MSG Networks, Inc., Class A(a)	18,600	417,570
National CineMedia, Inc.	38,417	285,054
Scholastic Corp.	38,100	1,660,779
Sinclair Broadcast Group, Inc., Class A	141,140	4,643,506
Time, Inc.	60,900	873,915
Townsquare Media, Inc., Class A(a)	12,008	122,962
tronc, Inc.(a)	13,170	169,761
Total		15,347,520
Multiline Retail 0.4%
Big Lots, Inc.	61,195	2,955,719
Specialty Retail 2.7%
Barnes & Noble Education, Inc.(a)	10,700	113,741
Barnes & Noble, Inc.	47,000	357,200
Big 5 Sporting Goods Corp.	188,273	2,456,963
Build-A-Bear Workshop, Inc.(a)	21,152	221,038
Caleres, Inc.	106,079	2,946,875
Cato Corp. (The), Class A	144,035	2,533,576
Chico’s FAS, Inc.	184,218	1,735,333
Citi Trends, Inc.	24,489	519,657
Conn’s, Inc.(a)	13,519	258,213
Destination XL Group, Inc.(a)	35,500	83,425
Dick’s Sporting Goods, Inc.	6,300	250,929
DSW, Inc., Class A	151,800	2,686,860
Express, Inc.(a)	34,190	230,782
Finish Line, Inc., Class A (The)	43,681	618,960
Genesco, Inc.(a)	28,345	960,895
Group 1 Automotive, Inc.	10,980	695,254
Haverty Furniture Companies, Inc.	5,731	143,848
Kirkland’s, Inc.(a)	108,497	1,115,349
Pier 1 Imports, Inc.	95,062	493,372
Rent-A-Center, Inc.	130,232	1,526,319
Shoe Carnival, Inc.	16,024	334,581

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tilly’s, Inc.	36,487	370,343
West Marine, Inc.(a)	25,040	321,764
Total		20,975,277
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.(a)	419,977	3,238,023
Culp, Inc.	38,276	1,243,970
Deckers Outdoor Corp.(a)	31,208	2,130,258
Delta Apparel, Inc.(a)	1,600	35,488
Fossil Group, Inc.(a)	38,161	394,966
Movado Group, Inc.	3,780	95,445
Perry Ellis International, Inc.(a)	36,728	714,727
Rocky Brands, Inc.	12,229	164,480
Vera Bradley, Inc.(a)	12,500	122,250
Total		8,139,607
Total Consumer Discretionary		85,422,874
Consumer Staples 2.7%
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	47,512	1,622,535
Smart & Final Stores, Inc.(a)	24,244	220,620
SpartanNash Co.	65,182	1,692,125
SUPERVALU, Inc.(a)	162,000	532,980
United Natural Foods, Inc.(a)	54,696	2,007,343
Total		6,075,603
Food Products 1.8%
Dean Foods Co.	355,776	6,048,192
Flowers Foods, Inc.	110,435	1,911,630
Lancaster Colony Corp.	14,871	1,823,482
Omega Protein Corp.	32,668	584,757
Snyders-Lance, Inc.	68,879	2,384,591
TreeHouse Foods, Inc.(a)	22,720	1,855,997
Total		14,608,649
Household Products 0.1%
Orchids Paper Products Co.	57,094	739,367
Total Consumer Staples		21,423,619
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.3%
Energy Equipment & Services 0.5%
Archrock, Inc.	39,682	452,375
Aspen Aerogels, Inc.(a)	10,500	46,725
C&J Energy Services, Inc.(a)	100	3,427
Exterran Corp.(a)	29,211	779,934
Matrix Service Co.(a)	22,800	213,180
Parker Drilling Co.(a)	4,900	6,615
Superior Energy Services, Inc.(a)	209,315	2,183,155
Tesco Corp.(a)	62,608	278,605
Total		3,964,016
Oil, Gas & Consumable Fuels 2.8%
Callon Petroleum Co.(a)	194,199	2,060,451
Carrizo Oil & Gas, Inc.(a)	90,664	1,579,367
Delek U.S. Holdings, Inc.	91,158	2,410,218
Enerplus Corp.	726,420	5,898,531
GasLog Ltd.	8,817	134,459
Gener8 Maritime, Inc.(a)	45,200	257,188
Hallador Energy Co.	10,312	80,124
PDC Energy, Inc.(a)	32,365	1,395,255
Renewable Energy Group, Inc.(a)	90,738	1,175,057
Scorpio Tankers, Inc.	517,532	2,054,602
SM Energy Co.	155,450	2,569,589
World Fuel Services Corp.	15,100	580,595
WPX Energy, Inc.(a)	203,373	1,964,583
Total		22,160,019
Total Energy		26,124,035
Financials 27.8%
Banks 18.2%
1st Source Corp.	800	38,352
American National Bankshares, Inc.	4,773	176,362
Ameris Bancorp	82,357	3,969,607
BancFirst Corp.	12,039	1,162,967
Bank of Marin Bancorp	6,809	419,094
Bank of the Ozarks	36,950	1,731,847
Banner Corp.	70,733	3,997,122
Berkshire Hills Bancorp, Inc.	99,508	3,497,706
Brookline Bancorp, Inc.	64,156	936,678

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bryn Mawr Bank Corp.	8,112	344,760
Capital City Bank Group, Inc.	7,500	153,150
Central Pacific Financial Corp.	41,350	1,301,285
Central Valley Community Bancorp	13,083	289,919
Chemung Financial Corp.	100	4,088
Civista Bancshares, Inc.	8,610	179,777
Community Trust Bancorp, Inc.	14,347	627,681
Customers Bancorp, Inc.(a)	83,350	2,357,138
East West Bancorp, Inc.	26,597	1,558,052
Enterprise Financial Services Corp.	70,319	2,869,015
Evans Bancorp, Inc.	11	439
Farmers Capital Bank Corp.	5,735	221,084
Fidelity Southern Corp.	25,501	582,953
Financial Institutions, Inc.	11,900	354,620
First Bancorp	1,100	34,386
First BanCorp(a)	247,909	1,435,393
First Bancshares, Inc. (The)	2,700	74,520
First Busey Corp.	182,517	5,351,398
First Business Financial Services, Inc.	8,700	200,796
First Commonwealth Financial Corp.	138,050	1,750,474
First Community Bancshares, Inc.	44,898	1,227,960
First Connecticut Bancorp, Inc.	1,937	49,684
First Financial Bancorp	30,100	833,770
First Financial Corp.	9,816	464,297
First Financial Northwest, Inc.	3,663	59,084
First Horizon National Corp.	188,953	3,291,561
First Merchants Corp.	26,611	1,068,166
First Mid-Illinois Bancshares, Inc.	100	3,424
First Midwest Bancorp, Inc.	149,039	3,474,099
FNB Corp.	211,145	2,989,813
Glacier Bancorp, Inc.	80,628	2,951,791
Great Southern Bancorp, Inc.	4,700	251,450
Great Western Bancorp, Inc.	70,933	2,894,776
Hancock Holding Co.	71,485	3,502,765
Heartland Financial USA, Inc.	72,200	3,400,620
Heritage Commerce Corp.	9,500	130,910
Heritage Financial Corp.	24,843	658,340
HomeTrust Bancshares, Inc.(a)	10,785	263,154
Iberiabank Corp.	128,774	10,495,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Bank Corp.	44,325	2,954,261
Investors Bancorp, Inc.	226,183	3,021,805
Lakeland Financial Corp.	75,791	3,477,291
LCNB Corp.	128	2,560
LegacyTexas Financial Group, Inc.	34,006	1,296,649
MainSource Financial Group, Inc.	11,200	375,312
MB Financial, Inc.	26,749	1,178,026
National Bank Holdings Corp., Class A	108,781	3,601,739
National Commerce Corp.(a)	6,446	254,939
Northeast Bancorp(a)	7,458	151,770
Northrim BanCorp, Inc.	2,534	77,034
OFG Bancorp	176,074	1,760,740
Old Line Bancshares, Inc.	7,015	197,683
Peapack Gladstone Financial Corp.	392	12,266
People’s Utah Bancorp	12	322
Popular, Inc.	9,000	375,390
Preferred Bank/Los Angeles	68,045	3,638,366
Prosperity Bancshares, Inc.	27,800	1,785,872
QCR Holdings, Inc.	12,526	593,732
Renasant Corp.	170,114	7,440,786
Sandy Spring Bancorp, Inc.	6,123	248,961
Seacoast Banking Corp. of Florida(a)	118,781	2,862,622
Shore Bancshares, Inc.	6,200	101,990
Sierra Bancorp	11,657	286,179
South State Corp.	442	37,879
State Bank Financial Corp.	4,689	127,166
Sterling Bancorp	167,971	3,905,326
Stock Yards Bancorp, Inc.	4,938	192,088
Synovus Financial Corp.(a)	14,000	619,360
TCF Financial Corp.	19,600	312,424
TriState Capital Holdings, Inc.(a)	27,671	697,309
Two River Bancorp	2,800	52,052
UMB Financial Corp.	5,511	412,553
Umpqua Holdings Corp.	315,269	5,788,339
Union Bankshares Corp.	21,443	726,918
United Community Banks, Inc.	71,360	1,983,808
Valley National Bancorp	250,055	2,953,150
Webster Financial Corp.	73,943	3,861,304
WesBanco, Inc.	72,212	2,855,263

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Westamerica Bancorporation	28,994	1,624,824
Western Alliance Bancorp(a)	47,579	2,340,887
Wintrust Financial Corp.	75,320	5,757,461
Total		143,575,814
Capital Markets 0.9%
Artisan Partners Asset Management, Inc., Class A	109,500	3,361,650
Evercore Partners, Inc., Class A	43,034	3,033,897
Investment Technology Group, Inc.	26,674	566,556
Ladenburg Thalmann Financial Services, Inc.(a)	31,124	75,942
Oppenheimer Holdings, Inc., Class A	8,105	132,922
Total		7,170,967
Consumer Finance 0.2%
Enova International, Inc.(a)	72,288	1,073,477
Diversified Financial Services —%
Marlin Business Services Corp.	6,214	156,282
Insurance 4.5%
American Equity Investment Life Holding Co.	154,336	4,055,950
AMERISAFE, Inc.	46,650	2,656,717
Amtrust Financial Services, Inc.	327,510	4,958,501
Argo Group International Holdings Ltd.	68,701	4,163,281
Assurant, Inc.	14,796	1,534,197
CNO Financial Group, Inc.	369,712	7,719,587
Donegal Group, Inc., Class A	3,263	51,882
EMC Insurance Group, Inc.	2,900	80,562
Employers Holdings, Inc.	26,300	1,112,490
Federated National Holding Co.	6,610	105,760
Hallmark Financial Services, Inc.(a)	15,196	171,259
Hanover Insurance Group, Inc. (The)	5,400	478,602
Heritage Insurance Holdings, Inc.	21,310	277,456
Horace Mann Educators Corp.	46,520	1,758,456
Infinity Property & Casualty Corp.	13,831	1,300,114
Kemper Corp.	4,544	175,398
Navigators Group, Inc. (The)	5,313	291,684
Reinsurance Group of America, Inc.	14,602	1,874,751
Selective Insurance Group, Inc.	14,321	716,766
State Auto Financial Corp.	3,500	90,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Stewart Information Services Corp.	37,347	1,694,807
Third Point Reinsurance Ltd.(a)	21,056	292,678
Total		35,560,953
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Arbor Realty Trust, Inc.	235,575	1,964,696
Cherry Hill Mortgage Investment Corp.	32,500	600,275
Chimera Investment Corp.	86,889	1,618,742
Invesco Mortgage Capital, Inc.	257,799	4,307,821
Resource Capital Corp.	25,400	258,318
Total		8,749,852
Thrifts & Mortgage Finance 2.9%
BankFinancial Corp.	6,905	103,023
Charter Financial Corp.	16,400	295,200
Dime Community Bancshares, Inc.	13,200	258,720
First Defiance Financial Corp.	4,600	242,328
Flagstar Bancorp, Inc.(a)	129,796	4,000,313
Northwest Bancshares, Inc.	183,220	2,860,064
Radian Group, Inc.	484,875	7,927,706
Riverview Bancorp, Inc.	7,800	51,792
Southern Missouri Bancorp, Inc.	100	3,226
Territorial Bancorp, Inc.	3,110	97,001
TFS Financial Corp.	101,158	1,564,914
TrustCo Bank Corp.	108,124	837,961
Washington Federal, Inc.	53,200	1,766,240
WSFS Financial Corp.	66,179	3,001,218
Total		23,009,706
Total Financials		219,297,051
Health Care 6.9%
Biotechnology 0.5%
Acorda Therapeutics, Inc.(a)	104,905	2,066,628
BioTime, Inc.(a)	42,675	134,426
Celldex Therapeutics, Inc.(a)	36,200	89,414
Cidara Therapeutics, Inc.(a)	11,974	89,805
Infinity Pharmaceuticals, Inc.(a)	78,275	122,892
Momenta Pharmaceuticals, Inc.(a)	55,868	944,169
Trevena, Inc.(a)	24,069	55,359
Verastem, Inc.(a)	12,721	27,732

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Voyager Therapeutics, Inc.(a)	130	1,165
Zafgen, Inc.(a)	2,147	7,536
Total		3,539,126
Health Care Equipment & Supplies 2.2%
Analogic Corp.	17,756	1,289,974
Angiodynamics, Inc.(a)	79,818	1,293,850
Exactech, Inc.(a)	4,958	147,748
Globus Medical, Inc., Class A(a)	66,521	2,205,171
Haemonetics Corp.(a)	68,782	2,716,201
Orthofix International NV(a)	199,167	9,257,282
Quidel Corp.(a)	2,700	73,278
RTI Surgical, Inc.(a)	59,298	346,893
Total		17,330,397
Health Care Providers & Services 2.9%
Aceto Corp.	137,335	2,121,826
AMN Healthcare Services, Inc.(a)	40,779	1,592,420
Brookdale Senior Living, Inc.(a)	120,644	1,774,673
Civitas Solutions, Inc.(a)	97,434	1,705,095
Community Health Systems, Inc.(a)	51,596	513,896
Ensign Group, Inc. (The)	172,133	3,747,335
Magellan Health, Inc.(a)	24,385	1,777,667
Owens & Minor, Inc.	36,464	1,173,776
PharMerica Corp.(a)	185,117	4,859,321
Premier, Inc.(a)	28,971	1,042,956
Tivity Health, Inc.(a)	49,288	1,964,127
Triple-S Management Corp., Class B(a)	20,600	348,346
WellCare Health Plans, Inc.(a)	1,200	215,472
Total		22,836,910
Health Care Technology —%
Allscripts Healthcare Solutions, Inc.(a)	8,600	109,736
Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	26,645	3,130,788
Harvard Bioscience, Inc.(a)	294,729	751,559
Luminex Corp.(a)	20,600	435,072
Total		4,317,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.7%
Cempra, Inc.(a)	34,900	160,540
Endocyte, Inc.(a)	21,046	31,569
Horizon Pharma PLC(a)	131,855	1,565,119
Phibro Animal Health Corp., Class A	106,735	3,954,532
Tetraphase Pharmaceuticals, Inc.(a)	22,500	160,425
Total		5,872,185
Total Health Care		54,005,773
Industrials 17.0%
Aerospace & Defense 1.5%
AAR Corp.	8,470	294,417
Ducommun, Inc.(a)	24,792	782,931
Esterline Technologies Corp.(a)	34,584	3,278,563
Moog, Inc., Class A(a)	30,896	2,215,861
Orbital ATK, Inc.	19,670	1,934,741
Sparton Corp.(a)	5,959	131,039
Triumph Group, Inc.(a)	58,151	1,837,572
Vectrus, Inc.(a)	23,500	759,520
Wesco Aircraft Holdings, Inc.(a)	56,100	608,685
Total		11,843,329
Air Freight & Logistics 1.0%
Air Transport Services Group, Inc.(a)	208,773	4,547,076
Atlas Air Worldwide Holdings, Inc.(a)	40,719	2,123,496
HUB Group, Inc., Class A(a)	20,400	782,340
Total		7,452,912
Airlines 0.3%
Skywest, Inc.	55,638	1,952,894
Building Products 0.5%
Armstrong Flooring, Inc.(a)	42,909	771,075
Quanex Building Products Corp.	163,002	3,447,492
Total		4,218,567
Commercial Services & Supplies 2.4%
ACCO Brands Corp.(a)	65,642	764,729
ARC Document Solutions, Inc.(a)	17,829	74,169
Brink’s Co. (The)	35,495	2,378,165
CECO Environmental Corp.	11,012	101,090
Essendant, Inc.	76,769	1,138,484
InnerWorkings, Inc.(a)	7,800	90,480

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LSC Communications, Inc.	130,348	2,789,447
Pitney Bowes, Inc.	201,193	3,038,015
Quad/Graphics, Inc.	151,723	3,477,491
SP Plus Corp.(a)	62,113	1,897,552
Tetra Tech, Inc.	68,913	3,152,770
Total		18,902,392
Construction & Engineering 1.6%
Aegion Corp.(a)	41,750	913,490
Ameresco, Inc., Class A(a)	1,787	13,760
EMCOR Group, Inc.(a)	86,921	5,682,895
Great Lakes Dredge & Dock Corp.(a)	370,426	1,592,832
Jacobs Engineering Group, Inc.	3,900	212,121
MYR Group, Inc.(a)	15,700	487,014
Orion Group Holdings, Inc.(a)	35,790	267,351
Quanta Services, Inc.(a)	800	26,336
Tutor Perini Corp.(a)	113,519	3,263,671
Valmont Industries, Inc.	318	47,573
Total		12,507,043
Electrical Equipment 1.7%
American Superconductor Corp.(a)	8,100	37,422
AZZ, Inc.	32,900	1,835,820
Babcock & Wilcox Enterprises Inc(a)	248,188	2,918,691
EnerSys	29,206	2,115,975
LSI Industries, Inc.	23,300	210,865
Powell Industries, Inc.	7,204	230,456
Regal Beloit Corp.	71,483	5,829,438
Total		13,178,667
Machinery 5.6%
AGCO Corp.	11,900	801,941
Altra Industrial Motion Corp.	45,526	1,811,935
Astec Industries, Inc.	28,616	1,588,474
Chart Industries, Inc.(a)	25,800	896,034
ESCO Technologies, Inc.	75,029	4,475,480
FreightCar America, Inc.	12,400	215,636
Global Brass & Copper Holdings, Inc.	77,022	2,353,022
Graham Corp.	2,500	49,150
Greenbrier Companies, Inc. (The)	80,610	3,728,213
Harsco Corp.(a)	62,690	1,009,309
Common Stocks (continued)
Issuer	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	13,100	920,275
ITT, Inc.	116,824	4,693,988
Manitex International, Inc.(a)	9,280	64,774
Navistar International Corp(a)	29,351	769,877
NN, Inc.	102,441	2,812,005
Oshkosh Corp.	35,257	2,428,502
Park-Ohio Holdings Corp.	5,401	205,778
Spartan Motors, Inc.	449,963	3,982,173
SPX Corp.(a)	209,681	5,275,574
Timken Co. (The)	49,880	2,306,950
Watts Water Technologies, Inc., Class A	64,282	4,062,622
Total		44,451,712
Marine 0.1%
Costamare, Inc.	112,900	825,299
Professional Services 1.3%
CRA International, Inc.	11,877	431,373
Dun & Bradstreet Corp. (The)	2,980	322,287
FTI Consulting, Inc.(a)	102,585	3,586,371
Heidrick & Struggles International, Inc.	29,197	635,035
Kelly Services, Inc., Class A	14,275	320,474
Korn/Ferry International	50,412	1,740,726
ManpowerGroup, Inc.	8,800	982,520
RPX Corp.(a)	54,128	755,086
TrueBlue, Inc.(a)	52,428	1,389,342
Total		10,163,214
Road & Rail 0.3%
ArcBest Corp.	41,472	854,323
Marten Transport Ltd.(a)	1,060	29,044
Werner Enterprises, Inc.	51,300	1,505,655
Total		2,389,022
Trading Companies & Distributors 0.7%
Aircastle Ltd.	21,310	463,492
CAI International, Inc.(a)	12,900	304,440
DXP Enterprises, Inc.(a)	9,555	329,648
Houston Wire & Cable Co.	18,220	95,655
Lawson Products, Inc.(a)	1,073	23,767
NOW, Inc.(a)	18,311	294,441
Rush Enterprises, Inc., Class A(a)	48,926	1,819,069

The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textainer Group Holdings Ltd.	49,700	720,650
Titan Machinery, Inc.(a)	32,800	589,744
Veritiv Corp.(a)	18,214	819,630
WESCO International, Inc.(a)	5,391	308,904
Total		5,769,440
Total Industrials		133,654,491
Information Technology 13.4%
Communications Equipment 2.3%
ADTRAN, Inc.	76,101	1,571,486
Digi International, Inc.(a)	24,423	247,894
Finisar Corp.(a)	73,732	1,915,557
Infinera Corp.(a)	262,920	2,805,356
KVH Industries, Inc.(a)	4,383	41,639
NETGEAR, Inc.(a)	56,131	2,419,246
Plantronics, Inc.	106,386	5,565,052
Radware Ltd.(a)	78,023	1,368,523
ShoreTel, Inc.(a)	88,538	513,520
Viavi Solutions, Inc.(a)	172,305	1,814,372
Total		18,262,645
Electronic Equipment, Instruments & Components 3.6%
Bel Fuse, Inc., Class B	2,700	66,690
Benchmark Electronics, Inc.(a)	54,987	1,776,080
Control4 Corp.(a)	70,881	1,389,976
Daktronics, Inc.	29,060	279,848
Electro Scientific Industries, Inc.(a)	370,491	3,052,846
FLIR Systems, Inc.	142,154	4,927,058
Insight Enterprises, Inc.(a)	45,160	1,805,948
Maxwell Technologies, Inc.(a)	7,986	47,836
Methode Electronics, Inc.	59,675	2,458,610
MTS Systems Corp.	73,275	3,795,645
PC Connection, Inc.	10,346	279,963
Perceptron, Inc.(a)	6,100	44,408
Radisys Corp.(a)	8,410	31,622
Sanmina Corp.(a)	51,954	1,979,447
Scansource, Inc.(a)	11,907	479,852
SYNNEX Corp.	8,485	1,017,861
Tech Data Corp.(a)	22,400	2,262,400
Vishay Intertechnology, Inc.	140,792	2,337,147
Total		28,033,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.5%
Angie’s List, Inc.(a)	93,402	1,194,612
Autobytel, Inc.(a)	9,600	121,056
Bazaarvoice, Inc.(a)	97,074	480,516
Blucora, Inc.(a)	27,600	585,120
DHI Group, Inc.(a)	112,041	319,317
Liquidity Services, Inc.(a)	4,300	27,305
Marchex, Inc.(a)	348,230	1,037,725
QuinStreet, Inc.(a)	7,985	33,297
Total		3,798,948
IT Services 1.7%
Convergys Corp.	115,170	2,738,743
EVERTEC, Inc.	200,735	3,472,715
Mantech International Corp., Class A	73,537	3,042,961
NCI, Inc., Class A(a)	2,230	47,053
ServiceSource International, Inc.(a)	1,007,903	3,910,664
Total		13,212,136
Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega Semiconductor Ltd.(a)	13,706	228,479
Cohu, Inc.	90,010	1,416,757
Cypress Semiconductor Corp.	185,982	2,538,654
Diodes, Inc.(a)	11,500	276,345
DSP Group, Inc.(a)	21,012	243,739
IXYS Corp.	24,953	410,477
MKS Instruments, Inc.	27,375	1,842,338
NeoPhotonics Corp.(a)	18,400	142,048
Sigma Designs, Inc.(a)	14,248	83,351
Silicon Motion Technology Corp., ADR	17,362	837,369
Xperi Corp.	151,947	4,528,021
Total		12,547,578
Software 3.1%
Agilysys, Inc.(a)	738	7,469
Barracuda Networks, Inc.(a)	13,633	314,377
FireEye, Inc.(a)	72,641	1,104,870
Gigamon, Inc.(a)	35,805	1,408,927
Glu Mobile, Inc.(a)	147,800	369,500
Monotype Imaging Holdings, Inc.	74,835	1,369,480
Nuance Communications, Inc.(a)	129,910	2,261,733

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Progress Software Corp.	173,998	5,374,798
QAD, Inc., Class A	10,049	322,070
Rosetta Stone, Inc.(a)	25,718	277,240
Rubicon Project, Inc. (The)(a)	57,854	297,370
SeaChange International, Inc.(a)	458,507	1,219,629
Silver Spring Networks, Inc.(a)	10,100	113,928
Synchronoss Technologies, Inc.(a)	119,193	1,960,725
Telenav, Inc.(a)	25,094	203,261
TiVo Corp.	354,016	6,602,398
Verint Systems, Inc.(a)	4,272	173,870
Zynga, Inc., Class A(a)	296,887	1,080,669
Total		24,462,314
Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.(a)	35,488	186,667
Cray, Inc.(a)	14,410	265,144
Quantum Corp.(a)	106,004	827,891
Stratasys Ltd.(a)	47,560	1,108,624
Super Micro Computer, Inc.(a)	103,943	2,562,195
Total		4,950,521
Total Information Technology		105,267,379
Materials 4.9%
Chemicals 2.2%
A. Schulman, Inc.	37,209	1,190,688
Ashland Global Holdings, Inc.	8,400	553,644
Innophos Holdings, Inc.	200,009	8,768,394
Kraton Performance Polymers, Inc.(a)	97,372	3,353,492
Minerals Technologies, Inc.	40,683	2,977,996
NewMarket Corp.	990	455,875
Omnova Solutions, Inc.(a)	18,513	180,502
Total		17,480,591
Containers & Packaging 0.7%
Bemis Co., Inc.	110,460	5,108,775
Metals & Mining 1.6%
Commercial Metals Co.	167,878	3,261,870
Compass Minerals International, Inc.	40,341	2,634,267
Materion Corp.	64,050	2,395,470
Olympic Steel, Inc.	34,360	669,333
Ryerson Holding Corp.(a)	13,961	138,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	58,042	1,462,658
SunCoke Energy, Inc.(a)	172,690	1,882,321
Total		12,444,133
Paper & Forest Products 0.4%
Boise Cascade Co.(a)	8,400	255,360
Clearwater Paper Corp.(a)	5,300	247,775
PH Glatfelter Co.	124,225	2,427,356
Resolute Forest Products, Inc.(a)	87,290	384,076
Total		3,314,567
Total Materials		38,348,066
Real Estate 6.8%
Equity Real Estate Investment Trusts (REITS) 6.3%
Ashford Hospitality Trust, Inc.	75,699	460,250
Brandywine Realty Trust	143,925	2,523,005
Camden Property Trust	10,100	863,651
CBL & Associates Properties, Inc.	586,100	4,940,823
Columbia Property Trust, Inc.	63,942	1,431,022
CyrusOne, Inc.	50,760	2,829,870
DCT Industrial Trust, Inc.	10,400	555,776
DDR Corp.	54,400	493,408
DiamondRock Hospitality Co.	173,278	1,897,394
Douglas Emmett, Inc.	7,800	298,038
Education Realty Trust, Inc.	65,000	2,518,750
EPR Properties	23,027	1,654,951
Equity Commonwealth(a)	71,616	2,263,066
FelCor Lodging Trust, Inc.	138,748	1,000,373
Franklin Street Properties Corp.	9,800	108,584
GEO Group, Inc. (The)	133,622	3,951,203
Gramercy Property Trust	97,221	2,888,436
Hersha Hospitality Trust	17,400	322,074
InfraREIT, Inc.(a)	38,400	735,360
Kite Realty Group Trust	78,970	1,494,902
Lexington Realty Trust	282,130	2,795,908
Mack-Cali Realty Corp.	36,746	997,286
Monogram Residential Trust, Inc.	306,798	2,979,009
NexPoint Residential Trust, Inc.	19,434	483,712
Outfront Media, Inc.	111	2,566
Preferred Apartment Communities, Inc., Class A	29,707	467,885
RAIT Financial Trust	133,900	293,241

The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STAG Industrial, Inc.	122,251	3,374,128
Summit Hotel Properties, Inc.	222,618	4,151,826
Taubman Centers, Inc.	4,700	279,885
Whitestone REIT	14,733	180,479
Total		49,236,861
Real Estate Management & Development 0.5%
Realogy Holdings Corp.	128,300	4,163,335
Total Real Estate		53,400,196
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.2%
Hawaiian Telcom Holdco, Inc.(a)	2,650	66,223
Vonage Holdings Corp.(a)	304,005	1,988,193
Total		2,054,416
Wireless Telecommunication Services 0.1%
United States Cellular Corp.(a)	17,090	654,889
Total Telecommunication Services		2,709,305
Utilities 3.7%
Electric Utilities 1.2%
El Paso Electric Co.	40,680	2,103,156
PNM Resources, Inc.	125,524	4,801,293
Portland General Electric Co.	51,470	2,351,664
Total		9,256,113
Gas Utilities 1.6%
New Jersey Resources Corp.	56,387	2,238,564
Northwest Natural Gas Co.	12,200	730,170
ONE Gas, Inc.	33,212	2,318,530
Southwest Gas Corp.	5,400	394,524
Spire, Inc.	100,321	6,997,390
Total		12,679,178
Multi-Utilities 0.3%
NorthWestern Corp.	42,910	2,618,368
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.6%
American States Water Co.	44,123	2,091,871
California Water Service Group	62,644	2,305,299
Consolidated Water Co., Ltd.	8,394	104,086
Total		4,501,256
Total Utilities		29,054,915
Total Common Stocks (Cost $738,793,537)		768,707,704

Exchange-Traded Funds 0.6%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	30,000	4,194,600
Total Exchange-Traded Funds (Cost $4,119,787)		4,194,600

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(e)	18,237,379	18,237,379
Total Money Market Funds (Cost $18,236,162)		18,237,379
Total Investments (Cost: $761,149,486)		791,139,683
Other Assets & Liabilities, Net		(3,547,561)
Net Assets		787,592,122

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	33,091,132	373,691,356	(388,545,109)	18,237,379	(238)	137,568	18,237,379
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	85,422,874	—	—	—	85,422,874
Consumer Staples	21,423,619	—	—	—	21,423,619
Energy	26,124,035	—	—	—	26,124,035
Financials	219,297,051	—	—	—	219,297,051
Health Care	54,005,773	—	—	—	54,005,773
Industrials	133,654,491	—	—	—	133,654,491
Information Technology	105,267,379	—	—	—	105,267,379
Materials	38,348,066	—	—	—	38,348,066
Real Estate	53,400,196	—	—	—	53,400,196
Telecommunication Services	2,709,305	—	—	—	2,709,305
Utilities	29,054,915	—	—	—	29,054,915
Total Common Stocks	768,707,704	—	—	—	768,707,704
Exchange-Traded Funds	4,194,600	—	—	—	4,194,600
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	18,237,379	18,237,379
Total Investments	772,902,304	—	0*	18,237,379	791,139,683

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	87

Portfolio of Investments
Variable Portfolio – Victory Sycamore Established Value Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 1.5%
BorgWarner, Inc.	181,200	7,675,632
Household Durables 0.8%
NVR, Inc.(a)	1,800	4,339,098
Media 4.1%
CBS Corp., Class B Non Voting	115,500	7,366,590
Interpublic Group of Companies, Inc. (The)	308,900	7,598,940
TEGNA, Inc.	443,700	6,393,717
Total		21,359,247
Specialty Retail 2.3%
AutoNation, Inc.(a)	96,600	4,072,656
Tiffany & Co.	84,900	7,969,563
Total		12,042,219
Textiles, Apparel & Luxury Goods 1.6%
VF Corp.	145,400	8,375,040
Total Consumer Discretionary		53,791,236
Consumer Staples 4.3%
Food & Staples Retailing 1.3%
SYSCO Corp.	132,600	6,673,758
Food Products 3.0%
Archer-Daniels-Midland Co.	288,200	11,925,716
Ingredion, Inc.	33,100	3,945,851
Total		15,871,567
Total Consumer Staples		22,545,325
Energy 6.8%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc.(a)	499,200	5,206,656
Oil, Gas & Consumable Fuels 5.8%
Cimarex Energy Co.	56,500	5,311,565
Devon Energy Corp.	164,200	5,249,474
Energen Corp.(a)	146,790	7,247,022
Parsley Energy, Inc., Class A(a)	239,300	6,640,575
PDC Energy, Inc.(a)	134,800	5,811,228
Total		30,259,864
Total Energy		35,466,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 20.5%
Banks 4.1%
Citizens Financial Group, Inc.	289,340	10,323,651
SunTrust Banks, Inc.	192,300	10,907,256
Total		21,230,907
Capital Markets 1.6%
E*TRADE Financial Corp.(a)	214,900	8,172,647
Insurance 14.8%
Aflac, Inc.	139,200	10,813,056
Alleghany Corp.(a)	16,650	9,903,420
Allstate Corp. (The)	122,600	10,842,744
American Financial Group, Inc.	76,600	7,611,742
Arthur J Gallagher & Co.	152,400	8,724,900
FNF Group	194,700	8,728,401
Markel Corp.(a)	7,180	7,006,675
Marsh & McLennan Companies, Inc.	66,260	5,165,630
WR Berkley Corp.	126,300	8,736,171
Total		77,532,739
Total Financials		106,936,293
Health Care 8.1%
Health Care Equipment & Supplies 1.6%
Hologic, Inc.(a)	183,800	8,340,844
Health Care Providers & Services 4.5%
HCA Healthcare, Inc.(a)	91,000	7,935,200
Mednax, Inc.(a)	124,400	7,510,028
Quest Diagnostics, Inc.	70,800	7,870,128
Total		23,315,356
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	84,700	5,023,557
PerkinElmer, Inc.	84,330	5,746,246
Total		10,769,803
Total Health Care		42,426,003
Industrials 17.3%
Aerospace & Defense 1.5%
Textron, Inc.	166,700	7,851,570
Building Products 1.3%
Owens Corning	100,940	6,754,905

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.3%
Republic Services, Inc.	106,760	6,803,815
Construction & Engineering 3.1%
Jacobs Engineering Group, Inc.	117,200	6,374,508
Quanta Services, Inc.(a)	289,400	9,527,048
Total		15,901,556
Electrical Equipment 2.2%
Hubbell, Inc.	44,740	5,063,226
Rockwell Automation, Inc.	38,500	6,235,460
Total		11,298,686
Machinery 6.6%
AGCO Corp.	118,000	7,952,020
Ingersoll-Rand PLC	77,000	7,037,030
PACCAR, Inc.	121,800	8,043,672
Parker-Hannifin Corp.	32,770	5,237,301
Xylem, Inc.	113,480	6,290,196
Total		34,560,219
Road & Rail 1.3%
Old Dominion Freight Line, Inc.	71,200	6,781,088
Total Industrials		89,951,839
Information Technology 14.8%
Communications Equipment 2.9%
Arris International PLC(a)	211,400	5,923,428
Motorola Solutions, Inc.	106,000	9,194,440
Total		15,117,868
Electronic Equipment, Instruments & Components 3.4%
Avnet, Inc.	59,950	2,330,856
Flex Ltd.(a)	531,500	8,668,765
Keysight Technologies, Inc.(a)	171,220	6,665,594
Total		17,665,215
IT Services 4.5%
DXC Technology Co.	101,490	7,786,313
Fidelity National Information Services, Inc.	101,260	8,647,604
MAXIMUS, Inc.	110,000	6,889,300
Total		23,323,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.5%
KLA-Tencor Corp.	36,470	3,337,370
Skyworks Solutions, Inc.	48,500	4,653,575
Total		7,990,945
Software 1.0%
Synopsys, Inc.(a)	70,490	5,140,836
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	468,700	7,775,733
Total Information Technology		77,013,814
Materials 9.4%
Chemicals 2.4%
Celanese Corp., Class A	91,500	8,687,010
International Flavors & Fragrances, Inc.	26,850	3,624,750
Total		12,311,760
Containers & Packaging 5.3%
AptarGroup, Inc.	103,550	8,994,353
Avery Dennison Corp.	84,030	7,425,731
Crown Holdings, Inc.(a)	187,000	11,156,420
Total		27,576,504
Metals & Mining 1.7%
Reliance Steel & Aluminum Co.	124,072	9,033,682
Total Materials		48,921,946
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Lamar Advertising Co., Class A	111,400	8,195,698
National Retail Properties, Inc.	180,800	7,069,280
Total		15,264,978
Total Real Estate		15,264,978
Utilities 4.3%
Electric Utilities 2.2%
Alliant Energy Corp.	128,380	5,157,025
Xcel Energy, Inc.	136,082	6,243,442
Total		11,400,467
Gas Utilities 0.8%
Atmos Energy Corp.	52,350	4,342,432

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	89

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.3%
DTE Energy Co.	62,330	6,593,891
Total Utilities		22,336,790
Total Common Stocks (Cost $447,651,015)		514,654,744

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	10,953,618	10,953,618
Total Money Market Funds (Cost $10,953,166)		10,953,618
Total Investments (Cost: $458,604,181)		525,608,362
Other Assets & Liabilities, Net		(3,986,877)
Net Assets		521,621,485
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	17,016,374	36,659,896	(42,722,652)	10,953,618	(223)	21,055	10,953,618
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	53,791,236	—	—	—	53,791,236
Consumer Staples	22,545,325	—	—	—	22,545,325
Energy	35,466,520	—	—	—	35,466,520
Financials	106,936,293	—	—	—	106,936,293
Health Care	42,426,003	—	—	—	42,426,003
Industrials	89,951,839	—	—	—	89,951,839
Information Technology	77,013,814	—	—	—	77,013,814
Materials	48,921,946	—	—	—	48,921,946
Real Estate	15,264,978	—	—	—	15,264,978
Utilities	22,336,790	—	—	—	22,336,790
Total Common Stocks	514,654,744	—	—	—	514,654,744
Money Market Funds	—	—	—	10,953,618	10,953,618
Total Investments	514,654,744	—	—	10,953,618	525,608,362
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	91

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$132,968,982	$5,900,130,723	$121,611,275
Affiliated issuers, at cost	7,527,460	36,205,277	6,401,816
Options purchased, at cost	—	2,775,500	421,817
Total investments, at cost	140,496,442	5,939,111,500	128,434,908
Investments, at value
Unaffiliated issuers, at value	136,603,095	5,949,597,537	123,681,276
Affiliated issuers, at value	7,527,698	36,208,898	6,402,456
Options purchased, at value	—	1,884,274	278,118
Total investments, at value	144,130,793	5,987,690,709	130,361,850
Cash	633	—	—
Foreign currency (identified cost $1,594, $—, $668,576)	1,578	—	663,468
Cash collateral held at broker	260,000	8,677,000	—
Margin deposits	2,997,713	—	618,593
Unrealized appreciation on forward foreign currency exchange contracts	1,913,993	—	421,819
Unrealized appreciation on swap contracts	7,058	16,706,541	83,557
Premiums paid on outstanding swap contracts	469,948	52,799,591	—
Receivable for:
Investments sold	33,658	58,031,850	738,577
Investments sold on a delayed delivery basis	—	62,474,274	—
Capital shares sold	46,922	210,632	20,131
Dividends	7,021	35,228	1,027
Interest	1,326,777	27,822,416	414,987
Foreign tax reclaims	301,191	23,994	31,983
Variation margin for futures contracts	120,883	747,412	57,833
Variation margin for swap contracts	58,488	768,120	6,286
Expense reimbursement due from Investment Manager	18,438	—	8,616
Prepaid expenses	—	—	1
Total assets	151,695,094	6,215,987,767	133,428,728
Liabilities
Option contracts written, at value (premiums received $—, $—, $85,234)	—	—	27,774
Due to custodian	—	239,381	—
Unrealized depreciation on forward foreign currency exchange contracts	1,016,681	—	1,434,619
Unrealized depreciation on swap contracts	49,509	18,181,783	558,523
Premiums received on outstanding swap contracts	210,285	41,051,506	—
Payable for:
Investments purchased	—	71,047,051	711,043
Investments purchased on a delayed delivery basis	115,110	1,049,035,160	—
Capital shares purchased	152,727	5,886,835	200,575
Variation margin for futures contracts	204,794	179,045	19,232
Variation margin for swap contracts	162,197	1,059,602	36,815
Management services fees	80,681	62,327	55,507
Distribution and/or service fees	16,458	2,397	14,987
Transfer agent fees	7,447	7,990	6,530
Compensation of board members	99,142	297,045	146,522
Compensation of chief compliance officer	15	557	15
Other expenses	41,403	157,185	44,296
Other liabilities	—	1,485	—
Total liabilities	2,156,449	1,187,209,349	3,256,438
Net assets applicable to outstanding capital stock	$149,538,645	$5,028,778,418	$130,172,290
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Represented by
Paid in capital	$150,522,427	$4,912,856,806	$138,111,693
Undistributed (excess of distributions over) net investment income	5,134,347	55,441,038	(3,206,230)
Accumulated net realized gain (loss)	(8,478,536)	14,128,563	(5,025,099)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,634,113	49,466,814	2,070,001
Investments - affiliated issuers	238	3,621	640
Foreign currency translations	83,040	—	2,713
Forward foreign currency exchange contracts	897,312	—	(1,012,800)
Futures contracts	(408,779)	(1,345,350)	(195,106)
Options purchased	—	(891,226)	(143,699)
Options contracts written	—	—	57,460
Swap contracts	(1,845,517)	(881,848)	(487,283)
Total - representing net assets applicable to outstanding capital stock	$149,538,645	$5,028,778,418	$130,172,290
Class 1
Net assets	$9,465	$4,341,051,966	$10,961
Shares outstanding	1,070	424,090,712	2,060
Net asset value per share	$8.85	$10.24	$5.32
Class 2
Net assets	$9,297,228	$35,813,656	$13,440,107
Shares outstanding	1,064,338	3,507,902	2,572,009
Net asset value per share	$8.74	$10.21	$5.23
Class 3
Net assets	$140,231,952	$651,912,796	$116,721,222
Shares outstanding	15,933,458	63,583,831	22,008,721
Net asset value per share	$8.80	$10.25	$5.30
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	93

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – MFS® Blended Research® Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Victory Sycamore Established Value Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,581,717,472	$742,913,324	$447,651,015
Affiliated issuers, at cost	5,088,307	18,236,162	10,953,166
Total investments, at cost	1,586,805,779	761,149,486	458,604,181
Investments, at value
Unaffiliated issuers, at value	1,829,865,563	772,902,304	514,654,744
Affiliated issuers, at value	5,088,381	18,237,379	10,953,618
Total investments, at value	1,834,953,944	791,139,683	525,608,362
Receivable for:
Investments sold	8,320,173	2,072,587	5,521,432
Capital shares sold	621,236	36,675	—
Dividends	1,657,814	1,197,500	489,806
Foreign tax reclaims	5,770	1,319	6,088
Expense reimbursement due from Investment Manager	27,865	6,694	—
Prepaid expenses	—	1	1
Total assets	1,845,586,802	794,454,459	531,625,689
Liabilities
Due to custodian	5,770	—	6,088
Payable for:
Investments purchased	—	4,473,437	9,498,604
Capital shares purchased	2,523,567	1,635,023	51,544
Management services fees	1,066,377	564,122	327,694
Distribution and/or service fees	6,321	13,988	12,170
Transfer agent fees	91,265	39,773	25,595
Compensation of board members	118,007	102,770	51,249
Compensation of chief compliance officer	199	81	73
Other expenses	31,406	33,143	31,187
Total liabilities	3,842,912	6,862,337	10,004,204
Net assets applicable to outstanding capital stock	$1,841,743,890	$787,592,122	$521,621,485
Represented by
Trust capital	$1,841,743,890	$787,592,122	$521,621,485
Total - representing net assets applicable to outstanding capital stock	$1,841,743,890	$787,592,122	$521,621,485
Class 1
Net assets	$1,790,353,141	$658,050,381	$435,179,588
Shares outstanding	97,021,785	25,041,553	18,207,191
Net asset value per share	$18.45	$26.28	$23.90
Class 2
Net assets	$9,714,934	$6,439,295	$32,973,432
Shares outstanding	535,192	249,508	1,403,670
Net asset value per share	$18.15	$25.81	$23.49
Class 3
Net assets	$41,675,815	$123,102,446	$53,468,465
Shares outstanding	2,278,308	4,730,206	2,255,258
Net asset value per share	$18.29	$26.02	$23.71
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Variable Portfolio Funds | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$760,246	$—
Dividends — affiliated issuers	39,789	200,826	7,685
Interest	2,967,265	79,941,784	1,338,381
Foreign taxes withheld	(1,846)	—	—
Total income	3,005,208	80,902,856	1,346,066
Expenses:
Management services fees	497,294	11,841,851	341,570
Distribution and/or service fees
Class 2	11,170	43,313	15,502
Class 3	90,044	418,446	75,961
Transfer agent fees
Class 1	3	1,309,491	3
Class 2	2,680	10,395	3,721
Class 3	43,220	200,854	36,460
Compensation of board members	13,405	59,560	16,947
Custodian fees	16,795	47,144	18,454
Printing and postage fees	21,461	80,093	17,285
Audit fees	22,429	23,975	24,303
Legal fees	3,651	22,055	3,576
Compensation of chief compliance officer	17	544	15
Other	4,539	43,935	4,129
Total expenses	726,708	14,101,656	557,926
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(102,761)	—	(40,350)
Total net expenses	623,947	14,101,656	517,576
Net investment income	2,381,261	66,801,200	828,490
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,108,637)	38,150,986	(1,231,622)
Investments — affiliated issuers	(1,213)	(9,862)	(317)
Foreign currency translations	130,788	(27,664)	(14,836)
Forward foreign currency exchange contracts	(2,326,969)	(15,256)	(1,903,319)
Futures contracts	(291,408)	(6,938,181)	359,175
Options purchased	—	3,664,235	(449,055)
Options contracts written	—	1,719,275	252,541
Swap contracts	(1,998,614)	(10,842,839)	234,564
Net realized gain (loss)	(5,596,053)	25,700,694	(2,752,869)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,089,847	55,758,766	4,403,352
Investments — affiliated issuers	238	3,621	833
Foreign currency translations	134,942	140	86,434
Forward foreign currency exchange contracts	4,013,417	13,944	(2,183,139)
Futures contracts	(410,516)	(897,991)	(182,166)
Options purchased	—	(5,304,193)	(54,368)
Options contracts written	—	(236,295)	30,967
Swap contracts	(29,979)	(10,467,605)	(313,147)
Net change in unrealized appreciation (depreciation)	8,797,949	38,870,387	1,788,766
Net realized and unrealized gain (loss)	3,201,896	64,571,081	(964,103)
Net increase (decrease) in net assets resulting from operations	$5,583,157	$131,372,281	$(135,613)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	95

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – MFS® Blended Research® Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Victory Sycamore Established Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$16,555,866	$6,479,245	$3,864,017
Dividends — affiliated issuers	37,976	137,568	21,055
Foreign taxes withheld	—	(14,640)	(7,376)
Total income	16,593,842	6,602,173	3,877,696
Expenses:
Management services fees	6,344,487	3,532,881	1,945,514
Distribution and/or service fees
Class 2	11,522	7,521	37,587
Class 3	26,698	79,346	31,775
Transfer agent fees
Class 1	526,010	209,487	127,512
Class 2	2,765	1,805	9,021
Class 3	12,815	38,085	15,251
Compensation of board members	24,969	17,998	11,831
Custodian fees	5,188	13,943	6,036
Printing and postage fees	6,953	27,389	10,228
Audit fees	15,279	15,279	15,279
Legal fees	9,784	6,284	4,968
Compensation of chief compliance officer	193	102	47
Other	16,594	9,705	6,598
Total expenses	7,003,257	3,959,825	2,221,647
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(77,431)	(6,713)	(112)
Total net expenses	6,925,826	3,953,112	2,221,535
Net investment income	9,668,016	2,649,061	1,656,161
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,282,432	128,887,968	17,000,025
Investments — affiliated issuers	(288)	(238)	(223)
Net realized gain	22,282,144	128,887,730	16,999,802
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	114,438,481	(126,624,972)	7,389,116
Investments — affiliated issuers	90	1,258	581
Net change in unrealized appreciation (depreciation)	114,438,571	(126,623,714)	7,389,697
Net realized and unrealized gain	136,720,715	2,264,016	24,389,499
Net increase in net assets resulting from operations	$146,388,731	$4,913,077	$26,045,660
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets
	Columbia Variable Portfolio – Global Bond Fund		Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$2,381,261	$5,368,985	$66,801,200	$150,600,715
Net realized gain (loss)	(5,596,053)	(13,581,695)	25,700,694	17,759,161
Net change in unrealized appreciation (depreciation)	8,797,949	7,309,321	38,870,387	77,747,540
Net increase (decrease) in net assets resulting from operations	5,583,157	(903,389)	131,372,281	246,107,416
Distributions to shareholders
Net investment income
Class 1	—	—	(121,092,237)	(82,297,082)
Class 2	—	—	(911,274)	(465,389)
Class 3	—	—	(17,404,623)	(12,198,509)
Net realized gains
Class 1	—	(259)	(36,670,304)	(2,794,513)
Class 2	—	(255,165)	(302,699)	(18,428)
Class 3	—	(4,509,848)	(5,503,958)	(445,987)
Total distributions to shareholders	—	(4,765,272)	(181,885,095)	(98,219,908)
Decrease in net assets from capital stock activity	(11,716,406)	(27,001,938)	(27,710,268)	(230,494,069)
Total decrease in net assets	(6,133,249)	(32,670,599)	(78,223,082)	(82,606,561)
Net assets at beginning of period	155,671,894	188,342,493	5,107,001,500	5,189,608,061
Net assets at end of period	$149,538,645	$155,671,894	$5,028,778,418	$5,107,001,500
Undistributed net investment income	$5,134,347	$2,753,086	$55,441,038	$128,047,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	97

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund		Variable Portfolio – MFS® Blended Research® Core Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$828,490	$62,597	$9,668,016	$23,547,703
Net realized gain (loss)	(2,752,869)	3,318,951	22,282,144	144,171,543
Net change in unrealized appreciation (depreciation)	1,788,766	7,967,515	114,438,571	(8,241,772)
Net increase (decrease) in net assets resulting from operations	(135,613)	11,349,063	146,388,731	159,477,474
Distributions to shareholders
Net investment income
Class 1	(267)	—	—	—
Class 2	(300,097)	—	—	—
Class 3	(2,706,529)	—	—	—
Net realized gains
Class 1	(95)	—	—	—
Class 2	(119,221)	—	—	—
Class 3	(1,020,736)	—	—	—
Total distributions to shareholders	(4,146,945)	—	—	—
Increase (decrease) in net assets from capital stock activity	343,620	(20,422,401)	(26,329,078)	(184,562,722)
Total increase (decrease) in net assets	(3,938,938)	(9,073,338)	120,059,653	(25,085,248)
Net assets at beginning of period	134,111,228	143,184,566	1,721,684,237	1,746,769,485
Net assets at end of period	$130,172,290	$134,111,228	$1,841,743,890	$1,721,684,237
Excess of distributions over net investment income	$(3,206,230)	$(1,027,827)	$—	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Value Fund		Variable Portfolio – Victory Sycamore Established Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$2,649,061	$3,526,085	$1,656,161	$2,403,519
Net realized gain	128,887,730	27,562,613	16,999,802	7,338,524
Net change in unrealized appreciation (depreciation)	(126,623,714)	174,519,482	7,389,697	55,886,567
Net increase in net assets resulting from operations	4,913,077	205,608,180	26,045,660	65,628,610
Increase (decrease) in net assets from capital stock activity	(70,186,114)	(471,649,882)	15,561,808	195,890,109
Total increase (decrease) in net assets	(65,273,037)	(266,041,702)	41,607,468	261,518,719
Net assets at beginning of period	852,865,159	1,118,906,861	480,014,017	218,495,298
Net assets at end of period	$787,592,122	$852,865,159	$521,621,485	$480,014,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	99

Statement of Changes in Net Assets   (continued)
	Columbia Variable Portfolio – Global Bond Fund				Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	5,124,161	53,773,846	19,858,661	206,016,255
Distributions reinvested	—	—	28	259	15,391,468	157,762,541	8,134,952	85,091,595
Redemptions	—	—	—	—	(20,050,634)	(210,441,970)	(42,672,325)	(446,921,181)
Net increase (decrease)	—	—	28	259	464,995	1,094,417	(14,678,712)	(155,813,331)
Class 2
Subscriptions	82,540	712,709	136,841	1,231,319	361,901	3,786,068	1,268,475	13,114,671
Distributions reinvested	—	—	28,226	255,165	118,784	1,213,973	46,343	483,817
Redemptions	(63,560)	(545,508)	(145,487)	(1,292,754)	(286,465)	(2,995,025)	(489,562)	(5,069,477)
Net increase	18,980	167,201	19,580	193,730	194,220	2,005,016	825,256	8,529,011
Class 3
Subscriptions	144,428	1,237,297	90,865	835,627	262,610	2,739,478	748,713	7,802,466
Distributions reinvested	—	—	495,588	4,509,848	2,230,631	22,908,581	1,206,536	12,644,496
Redemptions	(1,512,179)	(13,120,904)	(3,602,738)	(32,541,402)	(5,381,417)	(56,457,760)	(9,959,047)	(103,656,711)
Net decrease	(1,367,751)	(11,883,607)	(3,016,285)	(27,195,927)	(2,888,176)	(30,809,701)	(8,003,798)	(83,209,749)
Total net decrease	(1,348,771)	(11,716,406)	(2,996,677)	(27,001,938)	(2,228,961)	(27,710,268)	(21,857,254)	(230,494,069)
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund				Variable Portfolio – MFS® Blended Research® Core Equity Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	5,754,586	102,750,479	3,654,330	59,220,233
Distributions reinvested	68	362	—	—	—	—	—	—
Redemptions	(94)	(515)	—	—	(6,961,319)	(124,874,620)	(14,653,344)	(235,134,598)
Net decrease	(26)	(153)	—	—	(1,206,733)	(22,124,141)	(10,999,014)	(175,914,365)
Class 2
Subscriptions	667,843	3,627,543	1,143,860	6,148,700	48,145	853,376	63,962	1,007,942
Distributions reinvested	80,329	419,318	—	—	—	—	—	—
Redemptions	(174,415)	(955,300)	(729,417)	(3,863,543)	(23,408)	(415,497)	(92,341)	(1,444,068)
Net increase (decrease)	573,757	3,091,561	414,443	2,285,157	24,737	437,879	(28,379)	(436,126)
Class 3
Subscriptions	517,414	2,828,731	657,581	3,506,015	14,249	252,990	66,161	1,025,564
Distributions reinvested	703,258	3,727,265	—	—	—	—	—	—
Redemptions	(1,686,388)	(9,303,784)	(4,937,655)	(26,213,573)	(275,261)	(4,895,806)	(581,049)	(9,237,795)
Net decrease	(465,716)	(2,747,788)	(4,280,074)	(22,707,558)	(261,012)	(4,642,816)	(514,888)	(8,212,231)
Total net increase (decrease)	108,015	343,620	(3,865,631)	(20,422,401)	(1,443,008)	(26,329,078)	(11,542,281)	(184,562,722)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2017	101

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Value Fund				Variable Portfolio – Victory Sycamore Established Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	488,205	12,567,981	1,739,669	33,839,199	270,228	6,401,976	9,403,857	192,265,569
Redemptions	(2,706,808)	(71,571,517)	(21,848,290)	(481,872,026)	(130,043)	(3,057,961)	(733,595)	(14,534,093)
Net increase (decrease)	(2,218,603)	(59,003,536)	(20,108,621)	(448,032,827)	140,185	3,344,015	8,670,262	177,731,476
Class 2
Subscriptions	43,420	1,112,550	63,626	1,409,765	301,148	6,981,948	509,648	10,580,072
Redemptions	(17,544)	(451,800)	(35,883)	(764,473)	(70,603)	(1,655,457)	(115,661)	(2,244,631)
Net increase	25,876	660,750	27,743	645,292	230,545	5,326,491	393,987	8,335,441
Class 3
Subscriptions	30,238	777,451	111,087	2,121,232	363,457	8,447,807	562,326	11,528,988
Redemptions	(489,050)	(12,620,779)	(1,188,657)	(26,383,579)	(66,203)	(1,556,505)	(85,522)	(1,705,796)
Net increase (decrease)	(458,812)	(11,843,328)	(1,077,570)	(24,262,347)	297,254	6,891,302	476,804	9,823,192
Total net increase (decrease)	(2,651,539)	(70,186,114)	(21,158,448)	(471,649,882)	667,984	15,561,808	9,541,053	195,890,109
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Variable Portfolio Funds | Semiannual Report 2017

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Columbia Variable Portfolio Funds | Semiannual Report 2017	103

Financial Highlights
Columbia Variable Portfolio – Global Bond Fund
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$8.53	0.14	0.18	0.32	—	—
12/31/2016	$8.85	0.29	(0.36)	(0.07)	—	(0.25)
12/31/2015	$10.26	0.30	(0.87)	(0.57)	—	(0.84)
12/31/2014	$10.60	0.32	(0.21)	0.11	—	(0.45)
12/31/2013	$12.20	0.30	(1.19)	(0.89)	(0.64)	(0.07)
12/31/2012	$11.85	0.34	0.41	0.75	(0.34)	(0.06)
Class 2
6/30/2017 (c)	$8.43	0.13	0.18	0.31	—	—
12/31/2016	$8.78	0.26	(0.36)	(0.10)	—	(0.25)
12/31/2015	$10.20	0.32	(0.90)	(0.58)	—	(0.84)
12/31/2014	$10.57	0.30	(0.22)	0.08	—	(0.45)
12/31/2013	$12.19	0.28	(1.19)	(0.91)	(0.64)	(0.07)
12/31/2012	$11.83	0.31	0.42	0.73	(0.31)	(0.06)
Class 3
6/30/2017 (c)	$8.49	0.13	0.18	0.31	—	—
12/31/2016	$8.83	0.27	(0.36)	(0.09)	—	(0.25)
12/31/2015	$10.25	0.33	(0.91)	(0.58)	—	(0.84)
12/31/2014	$10.59	0.31	(0.20)	0.11	—	(0.45)
12/31/2013	$12.21	0.29	(1.20)	(0.91)	(0.64)	(0.07)
12/31/2012	$11.85	0.32	0.42	0.74	(0.32)	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$8.85	3.75%	0.81% (d)	0.68% (d)	3.25% (d)	25%	$9
(0.25)	$8.53	(1.00%)	0.79%	0.70%	3.17%	162%	$9
(0.84)	$8.85	(6.08%)	0.75%	0.75%	2.88%	109%	$9
(0.45)	$10.26	0.89%	0.74%	0.73%	3.02%	68%	$435,907
(0.71)	$10.60	(7.60%)	0.73%	0.72%	2.69%	46%	$556,739
(0.40)	$12.20	6.43%	0.71%	0.71%	2.80%	42%	$1,168,704

—	$8.74	3.68%	1.07% (d)	0.93% (d)	3.00% (d)	25%	$9,297
(0.25)	$8.43	(1.35%)	1.05%	0.95%	2.92%	162%	$8,812
(0.84)	$8.78	(6.22%)	1.04%	0.98%	3.30%	109%	$9,004
(0.45)	$10.20	0.60%	1.00%	0.98%	2.79%	68%	$9,375
(0.71)	$10.57	(7.83%)	0.98%	0.98%	2.53%	46%	$9,899
(0.37)	$12.19	6.29%	0.96%	0.96%	2.55%	42%	$9,792

—	$8.80	3.65%	0.94% (d)	0.81% (d)	3.12% (d)	25%	$140,232
(0.25)	$8.49	(1.23%)	0.92%	0.83%	3.03%	162%	$146,851
(0.84)	$8.83	(6.17%)	0.91%	0.86%	3.42%	109%	$179,329
(0.45)	$10.25	0.89%	0.87%	0.85%	2.90%	68%	$235,986
(0.71)	$10.59	(7.79%)	0.86%	0.85%	2.61%	46%	$293,552
(0.38)	$12.21	6.38%	0.83%	0.83%	2.68%	42%	$419,392
Columbia Variable Portfolio Funds | Semiannual Report 2017	105

Financial Highlights
Columbia Variable Portfolio – Intermediate Bond Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.35	0.14	0.14	0.28	(0.30)	(0.09)
12/31/2016	$10.07	0.30	0.17	0.47	(0.18)	(0.01)
12/31/2015	$10.22	0.25	(0.22)	0.03	(0.15)	(0.03)
12/31/2014	$10.01	0.28	0.26	0.54	(0.28)	(0.05)
12/31/2013	$11.26	0.30	(0.56)	(0.26)	(0.50)	(0.49)
12/31/2012	$11.19	0.39	0.44	0.83	(0.46)	(0.30)
Class 2
6/30/2017 (c)	$10.31	0.13	0.13	0.26	(0.27)	(0.09)
12/31/2016	$10.03	0.27	0.18	0.45	(0.16)	(0.01)
12/31/2015	$10.19	0.22	(0.23)	(0.01)	(0.12)	(0.03)
12/31/2014	$9.98	0.26	0.26	0.52	(0.26)	(0.05)
12/31/2013	$11.22	0.27	(0.55)	(0.28)	(0.47)	(0.49)
12/31/2012	$11.16	0.35	0.46	0.81	(0.45)	(0.30)
Class 3
6/30/2017 (c)	$10.36	0.13	0.13	0.26	(0.28)	(0.09)
12/31/2016	$10.08	0.28	0.18	0.46	(0.17)	(0.01)
12/31/2015	$10.23	0.24	(0.22)	0.02	(0.14)	(0.03)
12/31/2014	$10.02	0.27	0.26	0.53	(0.27)	(0.05)
12/31/2013	$11.27	0.29	(0.56)	(0.27)	(0.49)	(0.49)
12/31/2012	$11.20	0.38	0.44	0.82	(0.45)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.39)	$10.24	2.66%	0.54% (d)	0.54% (d)	2.65% (d)	225%	$4,341,052
(0.19)	$10.35	4.68%	0.54%	0.54%	2.86%	400%	$4,384,210
(0.18)	$10.07	0.30%	0.54%	0.54%	2.42%	477%	$4,413,919
(0.33)	$10.22	5.47%	0.55%	0.55%	2.78%	271%	$2,042,053
(0.99)	$10.01	(2.25%)	0.55%	0.55%	2.81%	258%	$1,868,361
(0.76)	$11.26	7.70%	0.54%	0.54%	3.49%	198%	$2,472,928

(0.36)	$10.21	2.51%	0.79% (d)	0.79% (d)	2.40% (d)	225%	$35,814
(0.17)	$10.31	4.43%	0.79%	0.79%	2.60%	400%	$34,167
(0.15)	$10.03	(0.05%)	0.80%	0.80%	2.18%	477%	$24,967
(0.31)	$10.19	5.20%	0.80%	0.80%	2.53%	271%	$23,942
(0.96)	$9.98	(2.44%)	0.81%	0.81%	2.56%	258%	$24,527
(0.75)	$11.22	7.49%	0.80%	0.80%	3.15%	198%	$30,024

(0.37)	$10.25	2.53%	0.66% (d)	0.66% (d)	2.53% (d)	225%	$651,913
(0.18)	$10.36	4.54%	0.66%	0.66%	2.74%	400%	$688,625
(0.17)	$10.08	0.17%	0.67%	0.67%	2.30%	477%	$750,722
(0.32)	$10.23	5.32%	0.68%	0.68%	2.66%	271%	$886,140
(0.98)	$10.02	(2.39%)	0.68%	0.68%	2.68%	258%	$1,033,511
(0.75)	$11.27	7.56%	0.67%	0.67%	3.35%	198%	$1,485,918
Columbia Variable Portfolio Funds | Semiannual Report 2017	107

Financial Highlights
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$5.51	0.04	(0.05)	(0.01)	(0.13)	(0.05)
12/31/2016	$5.07	0.01	0.43	0.44	—	—
12/31/2015	$9.49	(0.07)	(0.01) (e)	(0.08)	(3.51)	(0.83)
12/31/2014	$8.74	0.10	0.65	0.75	—	—
12/31/2013	$9.56	0.07	(0.58)	(0.51)	(0.00) (g)	(0.31)
12/31/2012	$9.58	0.20	0.35	0.55	(0.45)	(0.12)
Class 2
6/30/2017 (c)	$5.41	0.03	(0.04)	(0.01)	(0.12)	(0.05)
12/31/2016	$4.99	0.00 (g)	0.42	0.42	—	—
12/31/2015	$9.41	(0.02)	(0.08) (e)	(0.10)	(3.49)	(0.83)
12/31/2014	$8.68	0.07	0.66	0.73	—	—
12/31/2013	$9.52	0.05	(0.58)	(0.53)	—	(0.31)
12/31/2012	$9.55	0.17	0.35	0.52	(0.43)	(0.12)
Class 3
6/30/2017 (c)	$5.49	0.03	(0.05)	(0.02)	(0.13)	(0.04)
12/31/2016	$5.06	0.00 (g)	0.43	0.43	—	—
12/31/2015	$9.48	(0.02)	(0.07) (e)	(0.09)	(3.50)	(0.83)
12/31/2014	$8.73	0.09	0.66	0.75	—	—
12/31/2013	$9.56	0.06	(0.58)	(0.52)	—	(0.31)
12/31/2012	$9.59	0.19	0.33	0.52	(0.43)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$5.32	(0.15%)	0.69% (d)	0.64% (d)	1.37% (d)	44%	$11
—	$5.51	8.68%	0.68%	0.64%	0.18%	72%	$11
(4.34)	$5.07	(1.38%)	0.58%	0.58%	(0.77%)	89%	$11
—	$9.49	8.58%	0.57% (f)	0.57% (f)	1.14%	94%	$1,296,797
(0.31)	$8.74	(5.37%)	0.56%	0.56%	0.80%	97%	$1,765,508
(0.57)	$9.56	5.86%	0.55%	0.55%	2.09%	61%	$2,635,289

(0.17)	$5.23	(0.21%)	0.95% (d)	0.89% (d)	1.17% (d)	44%	$13,440
—	$5.41	8.42%	0.93%	0.89%	(0.07%)	72%	$10,801
(4.32)	$4.99	(1.64%)	0.89%	0.86%	(0.28%)	89%	$7,898
—	$9.41	8.41%	0.82% (f)	0.82% (f)	0.81%	94%	$7,022
(0.31)	$8.68	(5.61%)	0.81%	0.81%	0.57%	97%	$6,693
(0.55)	$9.52	5.61%	0.80%	0.80%	1.79%	61%	$9,443

(0.17)	$5.30	(0.28%)	0.82% (d)	0.76% (d)	1.24% (d)	44%	$116,721
—	$5.49	8.50%	0.80%	0.77%	0.05%	72%	$123,299
(4.33)	$5.06	(1.49%)	0.76%	0.74%	(0.23%)	89%	$135,276
—	$9.48	8.59%	0.69% (f)	0.69% (f)	1.00%	94%	$166,432
(0.31)	$8.73	(5.48%)	0.68%	0.68%	0.66%	97%	$198,342
(0.55)	$9.56	5.61%	0.68%	0.68%	1.95%	61%	$299,702
Columbia Variable Portfolio Funds | Semiannual Report 2017	109

Financial Highlights
Variable Portfolio – MFS® Blended Research® Core Equity Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$17.00	0.10	1.35	1.45
12/31/2016	$15.49	0.22	1.29	1.51
12/31/2015	$15.40	0.64 (e)	(0.55)	0.09
12/31/2014	$13.76	0.24	1.40	1.64
12/31/2013	$10.71	0.22	2.83	3.05
12/31/2012	$9.65	0.15	0.91	1.06
Class 2
6/30/2017 (c)	$16.75	0.07	1.33	1.40
12/31/2016	$15.29	0.18	1.28	1.46
12/31/2015	$15.24	0.65 (f)	(0.60)	0.05
12/31/2014	$13.66	0.20	1.38	1.58
12/31/2013	$10.65	0.18	2.83	3.01
12/31/2012	$9.63	0.13	0.89	1.02
Class 3
6/30/2017 (c)	$16.87	0.08	1.34	1.42
12/31/2016	$15.38	0.20	1.29	1.49
12/31/2015	$15.31	0.62 (g)	(0.55)	0.07
12/31/2014	$13.70	0.22	1.39	1.61
12/31/2013	$10.67	0.20	2.83	3.03
12/31/2012	$9.64	0.14	0.89	1.03

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.43 per share.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$18.45	8.53%	0.77% (d)	0.76% (d)	1.08% (d)	21%	$1,790,353
$17.00	9.75%	0.79%	0.77%	1.39%	115%	$1,670,305
$15.49	0.58%	0.82%	0.77%	4.14%	67%	$1,691,555
$15.40	11.92%	0.82%	0.77%	1.65%	49%	$1,901,583
$13.76	28.48%	0.84%	0.77%	1.74%	29%	$1,454,206
$10.71	10.98%	0.84%	0.78%	1.41%	85%	$893,849

$18.15	8.36%	1.02% (d)	1.01% (d)	0.82% (d)	21%	$9,715
$16.75	9.55%	1.04%	1.02%	1.13%	115%	$8,549
$15.29	0.33%	1.07%	1.02%	4.22%	67%	$8,239
$15.24	11.57%	1.07%	1.02%	1.40%	49%	$6,188
$13.66	28.26%	1.09%	1.02%	1.49%	29%	$4,593
$10.65	10.59%	1.09%	1.03%	1.25%	85%	$2,124

$18.29	8.42%	0.90% (d)	0.89% (d)	0.95% (d)	21%	$41,676
$16.87	9.69%	0.92%	0.90%	1.27%	115%	$42,830
$15.38	0.46%	0.95%	0.89%	4.04%	67%	$46,975
$15.31	11.75%	0.95%	0.90%	1.52%	49%	$54,159
$13.70	28.40%	0.96%	0.90%	1.62%	29%	$59,983
$10.67	10.68%	0.96%	0.90%	1.30%	85%	$53,529
Columbia Variable Portfolio Funds | Semiannual Report 2017	111

Financial Highlights
Variable Portfolio – Partners Small Cap Value Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations
Class 1
6/30/2017 (c)	$26.14	0.09	0.05	—	0.14
12/31/2016	$20.81	0.09	5.24	0.00 (e)	5.33
12/31/2015	$22.92	0.19	(2.30)	—	(2.11)
12/31/2014	$22.43	0.11	0.38	—	0.49
12/31/2013	$16.61	0.08	5.74	—	5.82
12/31/2012	$14.62	0.18	1.81	—	1.99
Class 2
6/30/2017 (c)	$25.71	0.06	0.04	—	0.10
12/31/2016	$20.51	0.04	5.16	0.00 (e)	5.20
12/31/2015	$22.65	0.14	(2.28)	—	(2.14)
12/31/2014	$22.22	0.06	0.37	—	0.43
12/31/2013	$16.50	0.03	5.69	—	5.72
12/31/2012	$14.56	0.15	1.79	—	1.94
Class 3
6/30/2017 (c)	$25.91	0.07	0.04	—	0.11
12/31/2016	$20.64	0.06	5.21	0.00 (e)	5.27
12/31/2015	$22.77	0.17	(2.30)	—	(2.13)
12/31/2014	$22.31	0.08	0.38	—	0.46
12/31/2013	$16.55	0.05	5.71	—	5.76
12/31/2012	$14.58	0.15	1.82	—	1.97

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$26.28	0.54%	0.93% (d)	0.93% (d)	0.66% (d)	93%	$658,050
$26.14	25.61% (f)	1.02%	0.93%	0.40%	60%	$712,682
$20.81	(9.21%)	1.07%	0.93%	0.84%	48%	$985,530
$22.92	2.18%	1.05%	0.88%	0.50%	83%	$1,469,779
$22.43	35.04%	1.05%	0.89%	0.40%	69%	$1,673,954
$16.61	13.61%	1.06%	0.94%	1.12%	60%	$1,428,971

$25.81	0.39%	1.18% (d)	1.18% (d)	0.43% (d)	93%	$6,439
$25.71	25.35% (f)	1.25%	1.18%	0.17%	60%	$5,749
$20.51	(9.45%)	1.32%	1.18%	0.65%	48%	$4,017
$22.65	1.94%	1.30%	1.13%	0.25%	83%	$3,845
$22.22	34.67%	1.31%	1.14%	0.15%	69%	$3,715
$16.50	13.32%	1.31%	1.19%	0.99%	60%	$1,730

$26.02	0.42%	1.06% (d)	1.06% (d)	0.53% (d)	93%	$123,102
$25.91	25.53% (f)	1.13%	1.05%	0.29%	60%	$134,434
$20.64	(9.36%)	1.19%	1.05%	0.77%	48%	$129,360
$22.77	2.06%	1.17%	1.01%	0.37%	83%	$171,426
$22.31	34.80%	1.18%	1.01%	0.28%	69%	$211,018
$16.55	13.51%	1.18%	1.07%	0.95%	60%	$200,780
Columbia Variable Portfolio Funds | Semiannual Report 2017	113

Financial Highlights
Variable Portfolio – Victory Sycamore Established Value Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$22.68	0.08	1.14	1.22
12/31/2016	$18.78	0.15	3.75	3.90
12/31/2015	$18.73	0.14	(0.09) (e)	0.05
12/31/2014	$16.69	0.19	1.85	2.04
12/31/2013	$12.27	0.11	4.31	4.42
12/31/2012	$10.48	0.14	1.65	1.79
Class 2
6/30/2017 (c)	$22.32	0.05	1.12	1.17
12/31/2016	$18.52	0.10	3.70	3.80
12/31/2015	$18.52	0.12	(0.12) (e)	0.00 (g)
12/31/2014	$16.55	0.17	1.80	1.97
12/31/2013	$12.20	0.08	4.27	4.35
12/31/2012	$10.44	0.12	1.64	1.76
Class 3
6/30/2017 (c)	$22.51	0.07	1.13	1.20
12/31/2016	$18.66	0.12	3.73	3.85
12/31/2015	$18.63	0.14	(0.11) (e)	0.03
12/31/2014	$16.63	0.18	1.82	2.00
12/31/2013	$12.24	0.09	4.30	4.39
12/31/2012	$10.47	0.12	1.65	1.77

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.90	5.38%	0.85% (d)	0.85% (d)	0.68% (d)	22%	$435,180
$22.68	20.77%	0.88%	0.86%	0.74%	46%	$409,756
$18.78	0.27%	0.91%	0.89%	0.71%	53%	$176,428
$18.73	12.22%	0.90%	0.89%	1.10%	45%	$814,123
$16.69	36.02%	0.89% (f)	0.88% (f)	0.74%	45%	$1,006,504
$12.27	17.08%	0.90%	0.87%	1.18%	151%	$951,190

$23.49	5.24%	1.10% (d)	1.10% (d)	0.44% (d)	22%	$32,973
$22.32	20.52%	1.14%	1.11%	0.49%	46%	$26,182
$18.52	0.00% (g)	1.18%	1.14%	0.63%	53%	$14,431
$18.52	11.90%	1.15%	1.15%	0.97%	45%	$9,040
$16.55	35.66%	1.15% (f)	1.13% (f)	0.54%	45%	$7,189
$12.20	16.86%	1.15%	1.12%	1.00%	151%	$3,690

$23.71	5.33%	0.98% (d)	0.98% (d)	0.57% (d)	22%	$53,468
$22.51	20.63%	1.01%	0.99%	0.61%	46%	$44,076
$18.66	0.16%	1.05%	1.02%	0.73%	53%	$27,637
$18.63	12.03%	1.02%	1.02%	1.04%	45%	$22,804
$16.63	35.87%	1.02% (f)	1.01% (f)	0.64%	45%	$21,928
$12.24	16.91%	1.02%	1.00%	1.04%	151%	$16,153
Columbia Variable Portfolio Funds | Semiannual Report 2017	115

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – Global Bond Fund; Columbia Variable Portfolio – Intermediate Bond Fund; Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund; Variable Portfolio – MFS® Blended Research® Core Equity Fund; Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Victory Sycamore Established Value Fund.
Each Fund, other than Columbia Variable Portfolio – Global Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio – Global Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund are currently classified as non-diversified funds.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
116	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Variable Portfolio Funds | Semiannual Report 2017	117

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
118	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift investment exposure from one currency to another	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To generate total return through long and short currency positions versus the U.S. dollar	Columbia Variable Portfolio — Global Bond Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Variable Portfolio Funds | Semiannual Report 2017	119

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Certain Funds purchased and/or wrote options contracts as detailed below:
Options contracts	Funds
To hedge portfolio exposures	Columbia Variable Portfolio - Intermediate Bond Fund
To create various exposures for the Fund, isolate perceived mispricings, create asymmetric risk profiles; and increase the portfolio’s carry	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to fluctuations in interest rates	Columbia Variable Portfolio - Global Bond Fund, Columbia Variable Portfolio - Intermediate Bond Fund and Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund
To hedge the fair value of other Fund investments	Columbia Variable Portfolio - Intermediate Bond Fund
These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
120	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Contracts and premiums associated with options contracts written for the six months ended June 30, 2017 for Columbia Variable Portfolio – Intermediate Bond Fund are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2016	—	—	(150,000,000)	(930,000)
Opened	(95,500,000)	(573,000)	(80,000,000)	(688,000)
Closed	95,500,000	573,000	230,000,000	1,618,000
Balance at June 30, 2017	—	—	—	—
Contracts and premiums associated with options contracts written for the six months ended June 30, 2017 for Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2016	(5,700,000)	(28,270)	(9,620,111)	(110,474)
Opened	(19,385,724)	(263,347)	(19,335,084)	(135,977)
Closed	17,680,522	220,419	26,180,195	232,415
Expired	–	–	–	–
Exercised	–	–	–	–
Balance at June 30, 2017	(7,405,202)	(71,198)	(2,775,000)	(14,036)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Variable Portfolio Funds | Semiannual Report 2017	121

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to a single issuer of debt securities	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security	Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure	Columbia Variable Portfolio — Intermediate Bond Fund
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
122	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
Certain Funds entered into interest rate swap contracts as detailed below:
Interest rate swap contracts	Funds
To gain exposure or to protect itself from market rate change	Columbia Variable Portfolio — Intermediate Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Bond Fund
To express breakeven strategies or enhance yields of already existing positions	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To hedge the portfolio risk associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Global Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	7,058*
Credit risk	Premiums paid on outstanding swap contracts	469,948
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,913,993
Interest rate risk	Net assets — unrealized appreciation on futures contracts	979,548*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	349,408*
Total		3,719,955

Columbia Variable Portfolio Funds | Semiannual Report 2017	123

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	744,087*
Credit risk	Premiums received on outstanding swap contracts	210,285
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,016,681
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,388,327*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,457,896*
Total		4,817,276

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,639,203)	(1,639,203)
Foreign exchange risk	(2,326,969)	—	—	(2,326,969)
Interest rate risk	—	(291,408)	(359,411)	(650,819)
Total	(2,326,969)	(291,408)	(1,998,614)	(4,616,991)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(121,966)	(121,966)
Foreign exchange risk	4,013,417	—	—	4,013,417
Interest rate risk	—	(410,516)	91,987	(318,529)
Total	4,013,417	(410,516)	(29,979)	3,572,922
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	246,161,785
Futures contracts — short	197,036,124
Credit default swap contracts — buy protection	78,750,000
Credit default swap contracts — sell protection	1,750,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,080,754	(1,930,059)
Interest rate swap contracts	289,483	(1,494,970)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
124	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	19,130,808*
Credit risk	Premiums paid on outstanding swap contracts	52,799,591
Interest rate risk	Net assets — unrealized appreciation on futures contracts	479,351*
Interest rate risk	Investments, at value — Options purchased	1,884,274
Total		74,294,024

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	20,012,656
Credit risk	Premiums received on outstanding swap contracts	41,051,506
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,824,701
Total		62,888,863
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(10,842,839)	(10,842,839)
Foreign exchange risk	(15,256)	—	—	—	—	(15,256)
Interest rate risk	—	(6,938,181)	1,719,275	3,664,235	—	(1,554,671)
Total	(15,256)	(6,938,181)	1,719,275	3,664,235	(10,842,839)	(12,412,766)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(10,467,605)	(10,467,605)
Foreign exchange risk	13,944	—	—	—	—	13,944
Interest rate risk	—	(897,991)	(236,295)	(5,304,193)	—	(6,438,479)
Total	13,944	(897,991)	(236,295)	(5,304,193)	(10,467,605)	(16,892,140)
Columbia Variable Portfolio Funds | Semiannual Report 2017	125

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	114,870,662
Futures contracts — short	283,873,281
Credit default swap contracts — buy protection	1,210,765,000
Credit default swap contracts — sell protection	1,709,642,250

Derivative instrument	Average market value ($)*
Options contracts — purchased	942,137
Options contracts — written	(161,076)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,328	(1,671)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	421,819
Foreign exchange risk	Investments, at value — Options purchased	34,217
Interest rate risk	Net assets — unrealized appreciation on futures contracts	108,889*
Interest rate risk	Investments, at value — Options purchased	243,901
Interest rate risk	Net assets — unrealized appreciation on swap contracts	113,588*
Total		922,414

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,434,619
Foreign exchange risk	Options contracts written, at value	13,439
Interest rate risk	Net assets — unrealized depreciation on futures contracts	303,995*
Interest rate risk	Options contracts written, at value	14,335
Interest rate risk	Net assets — unrealized depreciation on swap contracts	600,871*
Total		2,367,259

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
126	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(1,903,319)	—	84,251	(185,456)	—	(2,004,524)
Interest rate risk	—	359,175	168,290	(263,599)	234,564	498,430
Total	(1,903,319)	359,175	252,541	(449,055)	234,564	(1,506,094)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(2,183,139)	—	33,487	19,638	—	(2,130,014)
Interest rate risk	—	(182,166)	(2,520)	(74,006)	(313,147)	(571,839)
Total	(2,183,139)	(182,166)	30,967	(54,368)	(313,147)	(2,701,853)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	35,238,515
Futures contracts — short	54,873,366

Derivative instrument	Average market value ($)*
Options contracts — purchased	231,701
Options contracts — written	(75,514)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	425,290	(1,102,282)
Interest rate swap contracts	170,678	(349,237)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Variable Portfolio Funds | Semiannual Report 2017	127

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
128	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Columbia Variable Portfolio – Global Bond Fund
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Standard Chartered($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	50,691	-	50,691
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	7,797	-	7,797
Forward foreign currency exchange contracts	36,743	4,041	28,412	1,165,245	394	-	368,335	6,313	-	304,510	1,913,993
OTC credit default swap contracts (c)	420,439	-	-	-	-	-	-	-	-	-	420,439
Total assets	457,182	4,041	28,412	1,165,245	394	-	368,335	6,313	58,488	304,510	2,392,920
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	62,926	-	62,926
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	99,271	-	99,271
Forward foreign currency exchange contracts	-	-	41,930	269,346	86,645	-	402,604	-	-	216,156	1,016,681
OTC credit default swap contracts (c)	-	-	-	-	-	203,227	-	-	-	-	203,227
Total liabilities	-	-	41,930	269,346	86,645	203,227	402,604	-	162,197	216,156	1,382,105
Total financial and derivative net assets	457,182	4,041	(13,518)	895,899	(86,251)	(203,227)	(34,269)	6,313	(103,709)	88,354	1,010,815
Total collateral received (pledged) (d)	440,656	-	-	-	-	(203,227)	-	-	(103,709)	-	133,720
Net amount (e)	16,526	4,041	(13,518)	895,899	(86,251)	-	(34,269)	6,313	-	88,354	877,095

Columbia Variable Portfolio Funds | Semiannual Report 2017	129

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Columbia Variable Portfolio – Intermediate Bond Fund
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	768,120	768,120
Options purchased calls	-	921,848	-	-	-	174,600	-	1,096,448
Options purchased puts	-	787,826	-	-	-	-	-	787,826
OTC credit default swap contracts (c)	3,077,650	5,491,687	4,146,485	8,194,156	26,538,598	453,481	-	47,902,057
Total assets	3,077,650	7,201,361	4,146,485	8,194,156	26,538,598	628,081	768,120	50,554,451
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	1,059,602	1,059,602
OTC credit default swap contracts (c)	3,719,414	2,487,043	4,926,053	10,697,463	8,590,688	7,208,553	-	37,629,214
Total liabilities	3,719,414	2,487,043	4,926,053	10,697,463	8,590,688	7,208,553	1,059,602	38,688,816
Total financial and derivative net assets	(641,764)	4,714,318	(779,568)	(2,503,307)	17,947,910	(6,580,472)	(291,482)	11,865,635
Total collateral received (pledged) (d)	(641,764)	4,714,318	(659,079)	(2,503,307)	17,947,910	(6,559,000)	(291,482)	12,007,596
Net amount (e)	-	-	(120,489)	-	-	(21,472)	-	(141,961)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
130	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	JPMorgan ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	6,286	-	6,286
Forward foreign currency exchange contracts	-	421,819	-	-	421,819
Options purchased calls	-	33,305	-	22,187	55,492
Options purchased puts	-	222,626	-	-	222,626
OTC interest rate swap contracts (b)	-	83,557	-	-	83,557
Total assets	-	761,307	6,286	22,187	789,780
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	36,815	-	36,815
Forward foreign currency exchange contracts	7,777	1,426,842	-	-	1,434,619
Options contracts written	-	20,180	-	7,594	27,774
OTC interest rate swap contracts (b)	-	558,523	-	-	558,523
Total liabilities	7,777	2,005,545	36,815	7,594	2,057,731
Total financial and derivative net assets	(7,777)	(1,244,238)	(30,529)	14,593	(1,267,951)
Total collateral received (pledged) (c)	-	(1,244,238)	(30,529)	-	(1,274,767)
Net amount (d)	(7,777)	-	-	14,593	6,816

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio Funds | Semiannual Report 2017	131

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Victory Sycamore Established Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Intermediate Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
132	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Global Bond Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio – Intermediate Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3.  Fees and other transactions with affiliates
Management services fees
Each Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreement note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
Columbia Variable Portfolio Funds | Semiannual Report 2017	133

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The fee rate range and annualized effective management services fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2017, were as follows:
	High (%)	Low (%)	Effective management services fee (%)
Columbia Variable Portfolio – Global Bond Fund	0.65	0.52	0.65
Columbia Variable Portfolio – Intermediate Bond Fund	0.50	0.34	0.47
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	0.51	0.29	0.51
Variable Portfolio – MFS® Blended Research® Core Equity Fund	0.77	0.57	0.70
Variable Portfolio – Partners Small Cap Value Fund	0.87	0.75	0.85
Variable Portfolio – Victory Sycamore Established Value Fund	0.77	0.57	0.77
Subadvisory agreement
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.
Variable Portfolio — MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company
Variable Portfolio — Partners Small Cap Value Fund	Denver Investment Advisors LLC Jacobs Levy Equity Management, Inc.(a) Nuveen Asset management, LLC(a) Segall Bryant & Hamill, LLC
Variable Portfolio — Victory Sycamore Established Value Fund	Victory Capital Management Inc.
(a)	Effective May 1, 2017, the Investment Manager entered into a Subadvisory Agreement with each of Jacobs Levy Equity Management, Inc. and Nuveen Asset Management, LLC to serve as a subadviser to the Fund. Prior to May 1, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC, River Road Asset Management, LLC and Snow Capital Management L.P. each served as a subadviser to the Fund.
For Variable Portfolio - Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio – Global Bond Fund on behalf of the Investment Manager.
134	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Funds and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transactions with affiliates
For the six months ended June 30, 2017, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Variable Portfolio – Intermediate Bond Fund	16,029,369	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund	—	11,003,840	(352,808)
Service fees
Effective July 1, 2017, each Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Transfer agency fees
Prior to July 1, 2017, each Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of each Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, each Fund no longer pays a transfer agency fee.
Columbia Variable Portfolio Funds | Semiannual Report 2017	135

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Distribution fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018			Prior to May 1, 2017
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Global Bond Fund	0.67	0.92	0.795	0.69	0.94	0.815
Columbia Variable Portfolio — Intermediate Bond Fund	0.56	0.81	0.685	0.56	0.81	0.685
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.61	0.86	0.735	0.65	0.90	0.775
Variable Portfolio — MFS® Blended Research® Core Equity Fund	0.75	1.00	0.875	0.77	1.02	0.895
Variable Portfolio — Partners Small Cap Value Fund	0.93	1.18	1.055	0.93	1.18	1.055
Variable Portfolio — Victory Sycamore Established Value Fund	0.86	1.11	0.985	0.85	1.10	0.975
Columbia Variable Portfolio - Intermediate Bond Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were 0.57% for Class 1 shares, 0.82% for Class 2 shares and 0.695% for Class 3 shares under the voluntary expense reimbursement arrangement. The expense caps listed in the above table were effective July 1, 2017.
Variable Portfolio - Partners Small Cap Value Fund and Variable Portfolio - Victory Sycamore Established Value Fund each had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
136	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Variable Portfolio – Global Bond Fund	140,496,000	4,687,000	(1,052,000)	3,635,000
Columbia Variable Portfolio – Intermediate Bond Fund	5,939,112,000	73,255,000	(24,676,000)	48,579,000
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	128,435,000	5,144,000	(3,217,000)	1,927,000
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2017, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – Global Bond Fund	34,525,513	42,795,845	16,539,352	11,421,620
Columbia Variable Portfolio – Intermediate Bond Fund	13,069,877,561	12,990,018,051	10,976,692,473	10,827,646,503
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	56,843,552	64,907,700	23,230,150	25,436,664
Variable Portfolio – MFS® Blended Research® Core Equity Fund	373,411,728	389,401,509	—	—
Variable Portfolio – Partners Small Cap Value Fund	743,352,974	794,361,446	—	—
Variable Portfolio – Victory Sycamore Established Value Fund	129,990,742	108,501,536	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
Columbia Variable Portfolio Funds | Semiannual Report 2017	137

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
No Fund had borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Intermediate Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Financial sector risk
Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio – Victory Sycamore Established Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by Columbia Variable Portfolio — Global Bond Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
138	Columbia Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Inflation protected securities risk
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
Columbia Variable Portfolio – Global Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Columbia Variable Portfolio Funds | Semiannual Report 2017	139

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Shareholder concentration risk
At June 30, 2017, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
Variable Portfolio — MFS® Blended Research® Core Equity Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective May 1, 2018, the following Funds will be renamed:
Current Fund names	New Fund names
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
Variable Portfolio — MFS® Blended Research® Core Equity Fund	CTIVP SM — MFS® Blended Research® Core Equity Fund
Variable Portfolio — Victory Sycamore Established Value Fund	CTIVP SM — Victory Sycamore Established Value Fund
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
140	Columbia Variable Portfolio Funds | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio (VP) - Global Bond Fund, Columbia Variable Portfolio (VP) - Intermediate Bond Fund, Variable Portfolio (VP) - BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio (VP) - MFS® Blended Research® Core Equity Fund, Variable Portfolio (VP) - Partners Small Cap Value Fund and Variable Portfolio (VP) - Victory Sycamore Established Value Fund (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the below-named VP Funds, Columbia Threadneedle has engaged the subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for the corresponding VP Fund under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the corresponding Subadviser(s) listed below.
VP Fund	Subadviser(s)
VP — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock)
VP — MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company (MFS)
VP — Partners Small Cap Value Fund	Denver Investment Advisors LLC (Denver Investments); Jacobs Levy Equity Management, Inc. (Jacobs Levy); Nuveen Asset Management, LLC (Nuveen Asset Management); and Segall Bryant & Hamill, LLC (SBH)
VP — Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight
Columbia Variable Portfolio Funds | Semiannual Report 2017	141

Approval of Management and Subadvisory
Agreements  (continued)
and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the VP Funds and that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that investment performance met expectations for VP - BlackRock Global Inflation-Protected Securities Fund, VP - Intermediate Bond Fund and VP - Victory Sycamore Established Value Fund, and that investment performance was understandable in light of the particular management style involved and the particular market environment for VP - MFS® Blended Research® Core Equity Fund. The Board observed underperformance for certain periods for VP - Global Bond Fund and VP - Partners Small Cap Value Fund, noting that appropriate steps (such as changes to the management team for VP - Global Bond Fund and the addition of Jacobs Levy and Nuveen Asset Management as
142	Columbia Variable Portfolio Funds | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
subadvisers for VP - Partners Small Cap Value Fund) had been taken or are contemplated to help improve the VP Funds’ performance. The Board also observed the recent termination of previous subadvisers for VP - Partners Small Cap Value Fund, Barrow Hanley, River Road and Snow Capital.
Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Subadviser and the enhancements implemented to the oversight program. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that their profitability is not a key factor in their recommendation to select, renew or terminate each Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of the VP Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports for VP - Intermediate Bond Fund and approximated the peer universe’s median expense ratio for VP - BlackRock Global Inflation-Protected Securities Fund, VP - Global Bond Fund, VP - MFS® Blended Research® Core Equity Fund, VP - Partners Small Cap Value Fund and VP - Victory Sycamore Established Value Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadvisers (other than Denver Investments and SBH) to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund’s investment management and, if applicable, subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
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Approval of Management and Subadvisory
Agreements  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
FEBRUARY 2017 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENTS WITH JACOBS LEVY EQUITY MANAGEMENT, INC. AND NUVEEN ASSET MANAGEMENT, LLC FOR VARIABLE PORTFOLIO – PARTNERS SMALL CAP VALUE FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between Columbia Threadneedle and each of Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (NAM), Jacobs Levy and NAM have provided portfolio management and related services for the Fund since May 1, 2017. Effective May 1, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC, River Road Asset Management, LLC and Snow Capital Management, L.P. (the Former Subadvisers) were terminated as subadvisers to the Fund. Denver Investment Advisors LLC and Segall Bryant & Hamill, LLC continue to serve as subadvisers to the Fund.
At the February 13-15, 2017 Meeting, the Board, including all of the Independent Trustees, unanimously approved the proposals to (i) terminate the subadvisory agreement between the Investment Manager and the Former Subadvisers; (ii) approve the proposed subadvisory agreement between the Investment Manager and Jacobs Levy; (iii) approve the proposed subadvisory agreement between the Investment Manager and NAM (together with the subadvisory agreement with Jacobs Levy, the New Subadvisory Agreements); (iv) modify the Fund’s principal investment strategies and principal risks to reflect Jacobs Levy’s and NAM’s investment processes; and (v) approve the proposed Code of Ethics and compliance programs for Jacobs Levy and NAM. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the June 2016 Meeting (the June Meeting) and, in that connection, Independent legal counsel’s discussion of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve new subadvisory agreements, in this case, Jacobs Levy and NAM. The Board held discussions with the Investment Manager, Jacobs Levy and NAM and reviewed and considered various written materials and oral presentations in connection with the evaluation of Jacobs Levy and NAM’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed subadvisory agreements, the Investment Review Committee, with respect to the investment strategy/style, performance and the Compliance Committee, with respect to the code of ethics and compliance programs of Jacobs Levy and NAM. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the New Subadvisory Agreements with Jacobs Levy and NAM.
144	Columbia Variable Portfolio Funds | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
Nature, extent and quality of services to be provided by Jacobs Levy and NAM
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Jacobs Levy and NAM as subadvisers for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of Jacobs Levy and NAM.
The Board observed that Jacobs Levy’s and NAM’s compliance programs had been reviewed by the Fund’s Chief Compliance Officer and were determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Jacobs Levy and NAM as well as their respective abilities to carry out their responsibilities under the proposed Subadvisory Agreements. The Board noted, in particular, that Jacobs Levy’s and NAM’s investment processes were reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager regarding Jacobs Levy’s and NAM’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentations by Jacobs Levy and NAM to the Investment Review Committee.
The Board also discussed the acceptability of the terms of each of the proposed Subadvisory Agreements. Independent legal counsel noted that the proposed Subadvisory Agreements were generally similar in scope to subadvisory agreements applicable to other subadvised funds.
The Board recalled information about Jacobs Levy and NAM’s experience managing and/or subadvising registered mutual funds. In this regard, the Board also considered the proposed termination of the Former Subadvisers as subadvisers to the Fund and the Investment Manager’s rationale for the terminations. In that regard, the Board recalled the reports regarding the search process undertaken by the Investment Manager to identify prospective successor subadvisers meeting the Investment Manager’s criteria and with the goals of the insurance company client (as articulated by the Investment Manager).
Investment performance of Jacobs Levy and NAM
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered Jacobs Levy’s investment performance, noting that it delivered relatively strong performance results (versus the Former Subadvisers, the Fund’s benchmark and peers) over the one-, three- and five-year periods for the strategy proposed to be utilized to subadvise the Fund. The Board also considered NAM’s investment performance, noting that it delivered relatively strong performance results (versus the Former Subadvisers, the Fund’s benchmark and peers) over the one-, three-, and five-year periods for the strategy proposed to be utilized to subadvise the Fund.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Jacobs Levy and NAM were in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreements, noting that the proposed subadvisory fees payable to Jacobs Levy and NAM would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Jacobs Levy and NAM to other clients with similar funds and found the proposed subsdvisers’ fees to be within a reasonable range of the fees charged to such other clients. The Board also observed that the proposed subadvisory fees for Jacobs Levy and NAM are generally in line with the range of subadvisory fees paid by the Investment Manager to subadvisers of other funds with similar strategies. As part of its review, the Board also considered the management fees charged by other funds using Jacobs Levy and NAM for comparable strategies to those proposed to be employed for the Fund. The Board observed that the Fund’s management fees approximate or are lower than the management fees of the other funds. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of Jacobs Levy and NAM and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the Fund’s June Meeting.
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Approval of Management and Subadvisory
Agreements  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under each of the proposed subadvisory agreements would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with Jacobs Levy provides for lower fees as assets increase at pre-established breakpoints, but not the proposed subadvisory agreement with NAM. The Board observed that, with respect to the Fund, the Investment Manager would be paying out less to Jacobs Levy and NAM than it had paid to the Former Subadvisers they are replacing and considered whether there were increased opportunities for economies of scale to be shared with shareholders as a result. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change as a result of the replacement of the Former Subadvisers. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and each of the New Subadvisory Agreements were fair and reasonable in light of the extent and quality of services proposed to be provided. On February 15, 2017, the Board, including all of the Independent Trustees, approved each of the New Subadvisory Agreements. In reaching this conclusion, no single factor was determinative.
146	Columbia Variable Portfolio Funds | Semiannual Report 2017

Additional Information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
| Semiannual Report 2017	147

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Columbia Variable Portfolio Funds
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contains this and important information, contact your financial advisor or insurance representaive. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6462 AL (8/17)

SemiAnnual Report
June 30, 2017
Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – U.S. Equities Fund
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – CenterSquare Real Estate Fund
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – DFA International Value Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Jennison Mid Cap Growth Fund
(to be renamed Variable Portfolio – Westfield Mid Cap Growth Fund, effective September 18, 2017)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund
(formerly Variable Portfolio – Nuveen Winslow Large Cap Growth Fund)
Variable Portfolio – MFS® Value Fund
Variable Portfolio – Morgan Stanley Advantage Fund
Variable Portfolio – Oppenheimer International Growth Fund
Variable Portfolio – Partners Core Bond Fund
(formerly Variable Portfolio – J.P.Morgan Core Bond Fund)
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Pyramis® International Equity Fund
Variable Portfolio – T. Rowe Price Large Cap Value Fund
Variable Portfolio – TCW Core Plus Bond Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Pyramis® is a registered service mark of FMR LLC. Used with permission.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio Funds  |  Semiannual Report 2017

Fund at a Glance
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Management Investment Advisers, LLC
Brian Condon, CFA
Jarl Ginsberg, CFA, CAIA
Christian Stadlinger, Ph.D., CFA
David Hoffman
Peter Albanese
Columbia Wanger Asset Management, LLC
Matthew Litfin, CFA
William Doyle, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	3.12	20.97	11.54	11.27
Class 2	05/07/10	3.03	20.66	11.27	11.00
Russell 2000 Index		4.99	24.60	13.70	12.98
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC (the Investment Manager) and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2015, when the Investment Manager assumed day-to-day management responsibilities over a portion of the Fund’s portfolio, reflects returns achieved by a single subadviser that managed the Fund’s portfolio according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
LCI Industries	0.9
j2 Global, Inc.	0.7
PS Business Parks, Inc.	0.7
MGIC Investment Corp.	0.7
Masimo Corp.	0.7
Hancock Holding Co.	0.6
AMN Healthcare Services, Inc.	0.6
Aspen Technology, Inc.	0.6
Southwest Gas Corp.	0.6
Children’s Place, Inc. (The)	0.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	14.2
Consumer Staples	2.4
Energy	3.8
Financials	18.2
Health Care	15.1
Industrials	14.6
Information Technology	16.7
Materials	4.0
Real Estate	7.3
Telecommunication Services	0.3
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	3

Fund at a Glance
Variable Portfolio – American Century Diversified Bond Fund (Unaudited)
Investment objective
Variable Portfolio – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Alejandro Aguilar, CFA
Jeffrey Houston, CFA
Brian Howell
G. David MacEwen
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.83	1.16	2.41	3.57
Class 2	05/07/10	2.67	0.92	2.14	3.31
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
4	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – American Century Diversified Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	4.5
Commercial Mortgage-Backed Securities - Non-Agency	7.7
Corporate Bonds & Notes	36.3
Foreign Government Obligations	3.5
Inflation-Indexed Bonds	3.9
Money Market Funds	1.8
Municipal Bonds	1.3
Residential Mortgage-Backed Securities - Agency	20.8
Residential Mortgage-Backed Securities - Non-Agency	7.6
U.S. Government & Agency Obligations	1.0
U.S. Treasury Obligations	11.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	46.8
AA rating	6.3
A rating	10.9
BBB rating	20.5
BB rating	8.8
B rating	4.1
CCC rating	2.5
CC rating	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2017	5

Fund at a Glance
Variable Portfolio – CenterSquare Real Estate Fund (Unaudited)
Investment objective
Variable Portfolio – CenterSquare Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management, Inc.
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.71	-3.35	7.08	7.97
Class 2	05/07/10	1.55	-3.64	6.80	7.69
FTSE NAREIT Equity REITs Index		2.70	-1.70	9.52	12.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
6	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – CenterSquare Real Estate Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Simon Property Group, Inc.	6.9
Equinix, Inc.	5.9
ProLogis, Inc.	5.0
AvalonBay Communities, Inc.	4.5
Boston Properties, Inc.	4.0
Vornado Realty Trust	3.8
HCP, Inc.	3.6
CubeSmart	3.5
Essex Property Trust, Inc.	3.3
Douglas Emmett, Inc.	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	1.8
Real Estate	98.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2017)
Real Estate
Diversified REITs	3.8
Health Care REITs	11.6
Hotel & Resort REITs	4.4
Industrial REITs	9.2
Office REITs	18.6
Residential REITs	20.4
Retail REITs	15.7
Specialized REITs	14.5
Total	98.2
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	7

Fund at a Glance
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Investment objective
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Wanger Asset Management, LLC
Louis Mendes, CFA
P. Zachary Egan, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	19.94	18.57	9.16	8.58
Class 2	05/07/10	19.71	18.23	8.89	8.33
MSCI ACWI ex USA Small Cap Index (Net)		15.56	20.32	10.02	8.25
MSCI ACWI ex USA Small Cap Growth Index (Net)		16.58	17.17	9.77	8.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap securities exhibiting overall growth style characteristics across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Small Cap Index (Net) and the MSCI ACWI ex USA Small Cap Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
8	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Hastings Group Holdings PLC (United Kingdom)	1.8
Big Yellow Group PLC (United Kingdom)	1.8
SimCorp AS (Denmark)	1.7
Halma PLC (United Kingdom)	1.7
Brembo SpA (Italy)	1.6
Aeon Mall Co., Ltd. (Japan)	1.5
Silergy Corp. (Taiwan)	1.5
Rightmove PLC (United Kingdom)	1.5
Koh Young Technology, Inc. (South Korea)	1.5
Spirax-Sarco Engineering PLC (United Kingdom)	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	23.8
Consumer Staples	5.6
Energy	1.2
Financials	9.9
Health Care	8.3
Industrials	21.6
Information Technology	16.2
Materials	5.2
Real Estate	7.4
Telecommunication Services	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	0.5
Belgium	0.8
Brazil	0.5
Cambodia	0.8
Canada	4.9
Cayman Islands	1.8
China	1.5
Denmark	2.2
Finland	1.6
France	1.6
Germany	7.5
Hong Kong	1.0
India	3.5
Indonesia	1.3
Ireland	0.6
Italy	2.6
Japan	19.7
Malta	1.4
Mexico	1.3
Netherlands	1.4
New Zealand	0.5
Norway	1.3
Philippines	1.0
Singapore	0.7
South Africa	1.5
South Korea	4.8
Spain	3.1
Sweden	4.1
Switzerland	1.0
Taiwan	3.0
Thailand	1.5
Turkey	0.6
United Kingdom	16.9
United States(a)	3.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	9

Fund at a Glance
Variable Portfolio – DFA International Value Fund (Unaudited)
Investment objective
Variable Portfolio – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dimensional Fund Advisors LP
Joseph Chi, CFA
Jed Fogdall
Mary Phillips, CFA
Bhanu Singh
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	10.58	25.84	7.31	3.96
Class 2	05/07/10	10.35	25.59	7.06	3.69
MSCI EAFE Value Index (Net)		11.12	25.01	8.12	6.45
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2011 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Effective May 1, 2017, the Fund compares its performance to that of the MSCI EAFE Value Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the MSCI World ex-USA Value Index (Net) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Index will be included for a one-year transition period. The MSCI EAFE Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 21 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
The MSCI World ex-USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 22 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The MSCI World ex-USA Value Index (Net) consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net) and the MSCI World ex-USA Value Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
10	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – DFA International Value Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Vodafone Group PLC (United Kingdom)	3.4
Banco Santander SA (Spain)	3.2
HSBC Holdings PLC, ADR (United Kingdom)	2.9
Total SA (France)	2.5
BP PLC, ADR (United Kingdom)	2.5
Daimler AG, Registered Shares (Germany)	2.3
Royal Dutch Shell PLC, ADR, Class A (United Kingdom)	2.2
Royal Dutch Shell PLC, ADR, Class B (United Kingdom)	2.0
BHP Billiton Ltd. (Australia)	1.6
Allianz SE, Registered Shares (Germany)	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	14.7
Consumer Staples	2.1
Energy	12.5
Financials	31.0
Health Care	2.0
Industrials	10.1
Information Technology	3.9
Materials	14.9
Real Estate	2.3
Telecommunication Services	5.0
Utilities	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	6.5
Austria	0.1
Belgium	0.9
Denmark	1.9
Finland	1.1
France	10.8
Germany	9.8
Hong Kong	3.0
Ireland	0.4
Israel	0.5
Italy	1.0
Japan	24.4
Luxembourg	0.3
Netherlands	2.6
New Zealand	0.1
Norway	0.6
Portugal	0.1
Singapore	1.0
Spain	4.3
Sweden	2.6
Switzerland	8.5
United Kingdom	18.9
United States(a)	0.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	11

Fund at a Glance
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Unaudited)
Investment objective
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
Eaton Vance Management
Scott Page, CFA
Craig Russ
Andrew Sveen, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.83	7.09	3.88	3.97
Class 2	05/07/10	1.75	6.95	3.65	3.61
S&P/LSTA Leveraged Loan Index		1.91	7.42	4.58	4.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
12	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	1.8
Money Market Funds	6.7
Senior Loans	91.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
BBB rating	2.0
BB rating	39.9
B rating	47.8
CCC rating	2.9
Not rated	7.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Variable Portfolio Funds | Semiannual Report 2017	13

Fund at a Glance
Variable Portfolio – Jennison Mid Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Jennison Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Jennison Associates LLC*
John Mullman, CFA
Sheetal Prasad, CFA
*Effective September 18, 2017, Jennison Associates LLC will no longer serve as the subadviser to the Fund and Westfield Capital Management Company, L.P. will assume the day-to-day management of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	11.39	15.01	10.56	11.11
Class 2	05/07/10	11.27	14.76	10.28	10.81
Russell Midcap Growth Index		11.40	17.05	14.19	13.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
14	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	96.7
Money Market Funds	3.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
SBA Communications Corp	3.1
Dollar Tree, Inc.	2.3
Roper Technologies, Inc.	2.3
Red Hat, Inc.	2.2
AMETEK, Inc.	2.1
Analog Devices, Inc.	2.1
Hilton Worldwide Holdings, Inc.	2.0
IHS Markit Ltd.	1.9
Vantiv, Inc., Class A	1.8
SLM Corp.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	20.1
Consumer Staples	4.7
Energy	2.1
Financials	9.5
Health Care	14.6
Industrials	14.4
Information Technology	23.2
Materials	4.7
Real Estate	6.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	15

Fund at a Glance
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Los Angeles Capital Management and Equity Research, Inc.*
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
*Effective May 1, 2017, Winslow Capital Management, LLC no longer serves as subadviser to the Fund and Los Angeles Capital Management and Equity Research, Inc. assumed day-to-day management of the Fund.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	16.74	19.27	13.76	12.79
Class 2	05/07/10	16.57	18.97	13.49	12.50
Russell 1000 Growth Index		13.99	20.42	15.30	14.98
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
16	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Apple, Inc.	6.9
Microsoft Corp.	4.6
Amazon.com, Inc.	4.5
Facebook, Inc., Class A	4.0
Alphabet, Inc., Class A	2.6
Alphabet, Inc., Class C	2.6
Deere & Co.	2.0
Becton Dickinson and Co.	1.9
Broadcom Ltd.	1.8
McDonald’s Corp.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	17.2
Consumer Staples	5.9
Financials	3.2
Health Care	15.8
Industrials	9.8
Information Technology	41.6
Materials	3.9
Real Estate	2.6
Telecommunication Services	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	17

Fund at a Glance
Variable Portfolio – MFS® Value Fund (Unaudited)
Investment objective
Variable Portfolio – MFS® Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Nevin Chitkara
Steve Gorham
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	9.05	16.51	14.77	12.45
Class 2	05/07/10	8.91	16.20	14.47	12.18
Russell 1000 Value Index		4.66	15.53	13.94	12.83
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
18	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – MFS® Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
JPMorgan Chase & Co.	4.7
Philip Morris International, Inc.	3.8
Johnson & Johnson	3.6
Wells Fargo & Co.	3.3
Accenture PLC, Class A	2.7
Medtronic PLC	2.6
U.S. Bancorp	2.2
Johnson Controls International PLC	2.2
3M Co.	2.2
Citigroup, Inc.	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	6.6
Consumer Staples	12.2
Energy	4.7
Financials	30.6
Health Care	15.7
Industrials	16.1
Information Technology	7.2
Materials	4.1
Real Estate	0.4
Telecommunication Services	0.8
Utilities	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	19

Fund at a Glance
Variable Portfolio – Morgan Stanley Advantage Fund (Unaudited)
Investment objective
Variable Portfolio – Morgan Stanley Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
David Cohen
Sam Chainani, CFA
Alexander Norton
Jason Yeung, CFA
Armistead Nash
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	16.39	19.96	13.30	12.94
Class 2	05/07/10	16.21	19.65	13.00	12.66
Russell 1000 Growth Index		13.99	20.42	15.30	14.98
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
20	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	96.8
Money Market Funds	3.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Facebook, Inc., Class A	9.0
Amazon.com, Inc.	8.9
Alphabet, Inc., Class C	6.6
United Technologies Corp.	5.2
Priceline Group, Inc. (The)	5.1
Berkshire Hathaway, Inc., Class B	5.1
S&P Global, Inc.	5.0
Starbucks Corp.	5.0
MasterCard, Inc., Class A	4.9
Salesforce.com, Inc.	3.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	31.0
Financials	13.0
Health Care	4.5
Industrials	14.5
Information Technology	35.4
Materials	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	21

Fund at a Glance
Variable Portfolio – Oppenheimer International Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Oppenheimer International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
OppenheimerFunds, Inc.
George Evans, CFA
Robert Dunphy, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	15.46	16.16	7.53	7.17
Class 2	05/07/10	15.31	15.94	7.28	6.90
MSCI EAFE Growth Index (Net)		16.68	15.70	9.19	8.15
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
22	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Oppenheimer International Growth Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Infineon Technologies AG (Germany)	2.3
SAP SE (Germany)	2.0
Nippon Telegraph & Telephone Corp. (Japan)	1.9
Valeo SA (France)	1.8
Carnival Corp. (United States)	1.7
Hero Honda Motors Ltd. (India)	1.6
Continental AG (Germany)	1.6
Keyence Corp. (Japan)	1.6
Lonza Group AG, Registered Shares (Switzerland)	1.5
Temenos Group AG (Switzerland)	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	23.0
Consumer Staples	11.5
Energy	1.6
Financials	3.7
Health Care	13.7
Industrials	19.4
Information Technology	16.7
Materials	5.0
Telecommunication Services	5.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	2.8
Belgium	0.7
Canada	4.8
Denmark	4.6
Finland	1.0
France	17.4
Germany	10.7
India	2.2
Japan	8.4
Luxembourg	1.0
Netherlands	5.9
South Africa	0.7
Spain	5.2
Sweden	2.2
Switzerland	10.4
Thailand	0.9
United Kingdom	18.0
United States(a)	3.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	23

Fund at a Glance
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
J.P. Morgan Investment Management Inc.
Richard Figuly
Barbara Miller
Peter Simons, CFA
Wells Capital Management Incorporated*
Thomas O’Connor, CFA
Troy Ludgood
*Effective May 1, 2017, Wells Capital Management Incorporated was added as subadviser to the Fund.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.25	-0.24	2.10	3.37
Class 2	05/07/10	2.20	-0.48	1.86	3.11
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
24	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	13.7
Commercial Mortgage-Backed Securities - Agency	7.4
Commercial Mortgage-Backed Securities - Non-Agency	3.2
Corporate Bonds & Notes	21.8
Foreign Government Obligations	2.0
Inflation-Indexed Bonds	0.1
Money Market Funds	2.5
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	21.5
Residential Mortgage-Backed Securities - Non-Agency	2.1
U.S. Government & Agency Obligations	2.2
U.S. Treasury Obligations	23.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	65.8
AA rating	4.0
A rating	9.9
BBB rating	15.5
BB rating	0.5
B rating	0.1
CCC rating	0.1
C rating	0.0 (a)
Not rated	4.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2017	25

Fund at a Glance
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
BMO Asset Management Corp.*
David Corris, CFA
Thomas Lettenberger, CFA
*Effective May 1, 2017, The London Company of Virginia LLC no longer serves as subadviser to the Fund and BMO Asset Management Corp. assumed day-to-day management of a portion of the Fund’s portfolio as a subadviser to the Fund.
Kennedy Capital Management, Inc.
John Rackers
Wells Capital Management Incorporated
Joseph Eberhardy, CFA, CPA
Thomas Ognar, CFA
Bruce Olson, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	8.66	15.53	9.91	10.24
Class 2	05/07/10	8.53	15.25	9.63	9.97
Russell 2000 Growth Index		9.97	24.40	13.98	14.04
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 1, 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
26	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
Wageworks, Inc.	1.6
John Bean Technologies Corp.	1.3
Spectranetics Corp. (The)	1.3
On Assignment, Inc.	1.2
Inogen, Inc.	1.2
Q2 Holdings, Inc.	1.1
Five Below, Inc.	1.1
Five9, Inc.	1.1
Proofpoint, Inc.	1.0
InterXion Holding NV	1.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	13.1
Consumer Staples	1.7
Energy	2.3
Financials	5.6
Health Care	24.6
Industrials	18.4
Information Technology	28.8
Materials	3.2
Real Estate	1.7
Telecommunication Services	0.3
Utilities	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	27

Fund at a Glance
Variable Portfolio – Pyramis® International Equity Fund (Unaudited)
Investment objective
Variable Portfolio – Pyramis® International Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
FIAM LLC (doing business as Pyramis Global Advisors)
Cesar Hernandez, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	14.20	16.90	7.39	6.14
Class 2	05/07/10	14.03	16.55	7.13	5.87
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
28	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Pyramis® International Equity Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Nestlé SA, Registered Shares (Switzerland)	2.2
Royal Dutch Shell PLC, Class A (United Kingdom)	2.2
British American Tobacco PLC (United Kingdom)	1.7
Sanofi (France)	1.5
Unilever NV-CVA (Netherlands)	1.4
SAP SE (Germany)	1.4
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.3
Novartis AG, Registered Shares (Switzerland)	1.3
GlaxoSmithKline PLC (United Kingdom)	1.2
Roche Holding AG, Genusschein Shares (Switzerland)	1.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.9
Consumer Staples	11.4
Energy	5.0
Financials	22.2
Health Care	12.1
Industrials	12.9
Information Technology	7.3
Materials	8.1
Real Estate	2.2
Telecommunication Services	4.9
Unknown GICS Sector	0.2
Utilities	1.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	6.6
Belgium	2.1
Cayman Islands	0.6
China	0.1
Denmark	1.1
Finland	0.6
France	10.3
Germany	9.2
Hong Kong	3.9
Ireland	1.4
Israel	0.4
Italy	1.6
Japan	22.9
Netherlands	3.2
New Zealand	0.2
Norway	0.5
Portugal	0.3
Singapore	0.4
Spain	4.5
Sweden	3.6
Switzerland	7.6
United Kingdom	15.5
United States	3.4
Total	100.0
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	29

Fund at a Glance
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Unaudited)
Investment objective
Variable Portfolio – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
Heather McPherson
Mark Finn, CFA, CPA
John Linehan, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.57	16.17	11.12	10.87
Class 2	05/07/10	6.42	15.85	10.85	10.59
Russell 1000 Value Index		4.66	15.53	13.94	12.83
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 14, 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
30	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	96.8
Convertible Preferred Stocks	1.0
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2017)
JPMorgan Chase & Co.	4.3
PG&E Corp.	2.9
Wells Fargo & Co.	2.8
Microsoft Corp.	2.8
Morgan Stanley	2.5
Philip Morris International, Inc.	2.4
Johnson & Johnson	2.1
Total SA, ADR	2.1
Citigroup, Inc.	2.1
Pfizer, Inc.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	8.1
Consumer Staples	9.1
Energy	9.5
Financials	25.7
Health Care	14.2
Industrials	10.8
Information Technology	9.5
Materials	3.7
Real Estate	1.3
Telecommunication Services	1.3
Utilities	6.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2017	31

Fund at a Glance
Variable Portfolio – TCW Core Plus Bond Fund (Unaudited)
Investment objective
Variable Portfolio – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Tad Rivelle
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.13	0.13	1.67	2.67
Class 2	05/07/10	1.98	-0.12	1.40	2.41
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
32	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – TCW Core Plus Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	5.6
Commercial Mortgage-Backed Securities - Agency	3.9
Commercial Mortgage-Backed Securities - Non-Agency	1.1
Corporate Bonds & Notes	21.9
Foreign Government Obligations	0.6
Inflation-Indexed Bonds	2.6
Money Market Funds	11.1
Municipal Bonds	0.9
Residential Mortgage-Backed Securities - Agency	26.1
Residential Mortgage-Backed Securities - Non-Agency	5.7
Senior Loans	0.2
Treasury Bills	0.9
U.S. Treasury Obligations	19.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	64.7
AA rating	3.3
A rating	9.4
BBB rating	15.2
BB rating	2.9
B rating	0.7
CCC rating	2.0
CC rating	0.2
Not rated	1.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2017	33

Fund at a Glance
Variable Portfolio – Wells Fargo Short Duration Government Fund (Unaudited)
Investment objective
Variable Portfolio – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Portfolio management
Wells Capital Management Incorporated
Thomas O’Connor, CFA
Troy Ludgood
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.60	0.20	0.71	1.23
Class 2	05/07/10	0.45	-0.05	0.46	0.97
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		0.48	-0.07	0.65	0.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
34	Variable Portfolio Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	15.0
Commercial Mortgage-Backed Securities - Agency	2.8
Commercial Mortgage-Backed Securities - Non-Agency	1.8
Money Market Funds	2.5
Residential Mortgage-Backed Securities - Agency	38.4
Residential Mortgage-Backed Securities - Non-Agency	0.9
U.S. Treasury Obligations	38.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2017	35

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – U.S. Equities Fund
Class 1	1,000.00	1,000.00	1,031.20	1,020.44	4.56	4.53	0.90
Class 2	1,000.00	1,000.00	1,030.30	1,019.20	5.82	5.79	1.15
Variable Portfolio – American Century Diversified Bond Fund
Class 1	1,000.00	1,000.00	1,028.30	1,022.19	2.78	2.77	0.55
Class 2	1,000.00	1,000.00	1,026.70	1,020.94	4.04	4.03	0.80
Variable Portfolio – CenterSquare Real Estate Fund
Class 1	1,000.00	1,000.00	1,017.10	1,020.79	4.17	4.18	0.83
Class 2	1,000.00	1,000.00	1,015.50	1,019.55	5.43	5.44	1.08
Variable Portfolio – Columbia Wanger International Equities Fund
Class 1	1,000.00	1,000.00	1,199.40	1,019.30	6.20	5.69	1.13
Class 2	1,000.00	1,000.00	1,197.10	1,018.05	7.56	6.94	1.38
Variable Portfolio – DFA International Value Fund
Class 1	1,000.00	1,000.00	1,105.80	1,020.54	4.62	4.43	0.88
Class 2	1,000.00	1,000.00	1,103.50	1,019.25	5.98	5.74	1.14
36	Variable Portfolio Funds | Semiannual Report 2017

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Class 1	1,000.00	1,000.00	1,018.30	1,021.24	3.72	3.73	0.74
Class 2	1,000.00	1,000.00	1,017.50	1,020.00	4.98	4.99	0.99
Variable Portfolio – Jennison Mid Cap Growth Fund
Class 1	1,000.00	1,000.00	1,113.90	1,020.54	4.64	4.43	0.88
Class 2	1,000.00	1,000.00	1,112.70	1,019.30	5.95	5.69	1.13
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund
Class 1	1,000.00	1,000.00	1,167.40	1,021.09	4.16	3.88	0.77
Class 2	1,000.00	1,000.00	1,165.70	1,019.80	5.56	5.19	1.03
Variable Portfolio – MFS® Value Fund
Class 1	1,000.00	1,000.00	1,090.50	1,021.24	3.86	3.73	0.74
Class 2	1,000.00	1,000.00	1,089.10	1,020.00	5.16	4.99	0.99
Variable Portfolio – Morgan Stanley Advantage Fund
Class 1	1,000.00	1,000.00	1,163.90	1,021.14	4.10	3.83	0.76
Class 2	1,000.00	1,000.00	1,162.10	1,019.90	5.44	5.09	1.01
Variable Portfolio – Oppenheimer International Growth Fund
Class 1	1,000.00	1,000.00	1,154.60	1,020.14	5.16	4.84	0.96
Class 2	1,000.00	1,000.00	1,153.10	1,018.85	6.55	6.14	1.22
Variable Portfolio – Partners Core Bond Fund
Class 1	1,000.00	1,000.00	1,022.50	1,022.14	2.82	2.82	0.56
Class 2	1,000.00	1,000.00	1,022.00	1,020.89	4.08	4.08	0.81
Variable Portfolio – Partners Small Cap Growth Fund
Class 1	1,000.00	1,000.00	1,086.60	1,020.29	4.84	4.68	0.93
Class 2	1,000.00	1,000.00	1,085.30	1,019.05	6.13	5.94	1.18
Variable Portfolio – Pyramis® International Equity Fund
Class 1	1,000.00	1,000.00	1,142.00	1,020.19	5.07	4.78	0.95
Class 2	1,000.00	1,000.00	1,140.30	1,018.95	6.40	6.04	1.20
Variable Portfolio – T. Rowe Price Large Cap Value Fund
Class 1	1,000.00	1,000.00	1,065.70	1,021.29	3.76	3.68	0.73
Class 2	1,000.00	1,000.00	1,064.20	1,020.04	5.04	4.94	0.98
Variable Portfolio – TCW Core Plus Bond Fund
Class 1	1,000.00	1,000.00	1,021.30	1,022.19	2.77	2.77	0.55
Class 2	1,000.00	1,000.00	1,019.80	1,020.94	4.03	4.03	0.80
Variable Portfolio – Wells Fargo Short Duration Government Fund
Class 1	1,000.00	1,000.00	1,006.00	1,022.44	2.50	2.52	0.50
Class 2	1,000.00	1,000.00	1,004.50	1,021.19	3.75	3.78	0.75
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Variable Portfolio – U.S. Equities Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Oppenheimer International Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund, account value at the end of the period would have been reduced.
Variable Portfolio Funds | Semiannual Report 2017	37

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 14.0%
Auto Components 2.2%
Cooper-Standard Holding, Inc.(a)	55,776	5,626,125
Dorman Products, Inc.(a)	28,054	2,322,030
Gentex Corp.	55,857	1,059,607
LCI Industries	85,648	8,770,355
Motorcar Parts of America, Inc.(a)	66,000	1,863,840
Superior Industries International, Inc.	82,600	1,697,430
Tenneco, Inc.(a)	28,541	1,650,526
Total		22,989,913
Distributors 0.2%
Pool Corp.	17,419	2,047,952
Diversified Consumer Services 1.4%
Adtalem Global Education, Inc.	101,770	3,862,172
Bright Horizons Family Solutions, Inc.(a)	29,364	2,267,194
Capella Education Co.	42,855	3,668,388
Grand Canyon Education, Inc.(a)	21,000	1,646,610
Laureate Education, Inc., Class A(a)	122,980	2,155,839
Sotheby’s (a)	21,800	1,170,006
Total		14,770,209
Hotels, Restaurants & Leisure 3.1%
Bloomin’ Brands, Inc.	120,400	2,556,092
Brinker International, Inc.	33,000	1,257,300
Cheesecake Factory, Inc. (The)	62,400	3,138,720
Cracker Barrel Old Country Store, Inc.	21,600	3,612,600
Dave & Buster’s Entertainment, Inc.(a)	29,100	1,935,441
Extended Stay America, Inc.	141,266	2,734,910
Papa John’s International, Inc.	74,737	5,363,127
Red Robin Gourmet Burgers, Inc.(a)	22,000	1,435,500
Ruth’s Hospitality Group, Inc.	169,900	3,695,325
Texas Roadhouse, Inc.	65,620	3,343,339
Vail Resorts, Inc.	5,560	1,127,735
Wingstop, Inc.	35,537	1,098,093
Total		31,298,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.5%
Cavco Industries, Inc.(a)	13,772	1,785,540
D.R. Horton, Inc.	49,700	1,718,129
Helen of Troy Ltd.(a)	4,700	442,270
iRobot Corp.(a)	14,934	1,256,547
La-Z-Boy, Inc.	128,700	4,182,750
Taylor Morrison Home Corp., Class A(a)	149,800	3,596,698
William Lyon Homes, Inc., Class A(a)	78,000	1,882,920
Total		14,864,854
Internet & Direct Marketing Retail 0.4%
Nutrisystem, Inc.	35,300	1,837,365
Wayfair, Inc., Class A(a)	30,434	2,339,766
Total		4,177,131
Leisure Products 0.5%
Brunswick Corp.	42,813	2,685,659
Polaris Industries, Inc.	21,190	1,954,354
Total		4,640,013
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	46,000	1,046,500
Gannett Co., Inc.	365,400	3,186,288
New York Times Co. (The), Class A	69,000	1,221,300
Scholastic Corp.	50,800	2,214,372
Time, Inc.	275,300	3,950,555
Total		11,619,015
Multiline Retail 0.4%
Big Lots, Inc.	83,600	4,037,880
Specialty Retail 2.7%
Aaron’s, Inc.	147,900	5,753,310
Big 5 Sporting Goods Corp.	239,000	3,118,950
Buckle, Inc. (The)	25,000	445,000
Camping World Holdings, Inc., Class A	80,196	2,474,047
Children’s Place, Inc. (The)	58,250	5,947,325
Five Below, Inc.(a)	52,680	2,600,811
Francesca’s Holdings Corp.(a)	279,800	3,061,012
Genesco, Inc.(a)	4,938	167,398
Monro Muffler Brake, Inc.	22,765	950,439
Pier 1 Imports, Inc.	241,800	1,254,942
Restoration Hardware Holdings, Inc.(a)	20,500	1,322,660

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Select Comfort Corp.(a)	13,500	479,115
Tilly’s, Inc.	43,500	441,525
Total		28,016,534
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	82,700	1,915,332
Movado Group, Inc.	145,200	3,666,300
Total		5,581,632
Total Consumer Discretionary		144,043,315
Consumer Staples 2.3%
Food & Staples Retailing 0.4%
SpartanNash Co.	82,200	2,133,912
SUPERVALU, Inc.(a)	207,875	683,909
United Natural Foods, Inc.(a)	31,000	1,137,700
Total		3,955,521
Food Products 1.5%
Dean Foods Co.	214,500	3,646,500
Fresh Del Monte Produce, Inc.	60,500	3,080,055
Hostess Brands, Inc.(a)	76,500	1,231,650
John B. Sanfilippo & Son, Inc.	40,700	2,568,577
Post Holdings, Inc.(a)	14,800	1,149,220
Sanderson Farms, Inc.	34,815	4,026,355
Total		15,702,357
Household Products 0.2%
WD-40 Co.	17,327	1,912,034
Personal Products 0.2%
Medifast, Inc.	10,400	431,288
Usana Health Sciences, Inc.(a)	28,870	1,850,567
Total		2,281,855
Total Consumer Staples		23,851,767
Energy 3.8%
Energy Equipment & Services 1.8%
Archrock, Inc.	296,900	3,384,660
Atwood Oceanics, Inc.(a)	305,400	2,489,010
Core Laboratories NV	11,605	1,175,238
Exterran Corp.(a)	50,800	1,356,360
Keane Group, Inc.(a)	99,500	1,592,000
McDermott International, Inc.(a)	160,400	1,150,068
Oceaneering International, Inc.	41,324	943,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson-UTI Energy, Inc.	98,000	1,978,620
Rowan Companies PLC, Class A(a)	275,400	2,820,096
Weatherford International PLC(a)	302,200	1,169,514
Total		18,059,406
Oil, Gas & Consumable Fuels 2.0%
Aegean Marine Petroleum Network, Inc.	133,700	782,145
Arch Coal, Inc.	20,000	1,366,000
Carrizo Oil & Gas, Inc.(a)	135,809	2,365,793
International Seaways, Inc.(a)	97,600	2,114,992
Newfield Exploration Co.(a)	43,900	1,249,394
Oasis Petroleum, Inc.(a)	97,800	787,290
Pacific Ethanol, Inc.(a)	74,500	465,625
PBF Energy, Inc., Class A	46,300	1,030,638
PDC Energy, Inc.(a)	19,597	844,827
Peabody Energy Corp.(a)	20,900	511,005
REX American Resources Corp.(a)	37,643	3,634,808
Ultra Petroleum Corp.(a)	352,700	3,826,795
Westmoreland Coal Co.(a)	117,600	572,712
WPX Energy, Inc.(a)	138,700	1,339,842
Total		20,891,866
Total Energy		38,951,272
Financials 18.0%
Banks 8.8%
Banco Latinoamericano de Comercio Exterior SA, Class E	88,340	2,418,749
Bank of the Ozarks	35,100	1,645,137
Cathay General Bancorp	102,000	3,870,900
Centerstate Banks, Inc.	30,600	760,716
Central Pacific Financial Corp.	123,995	3,902,123
Customers Bancorp, Inc.(a)	170,710	4,827,679
East West Bancorp, Inc.	58,200	3,409,356
Enterprise Financial Services Corp.	59,600	2,431,680
FCB Financial Holdings, Inc., Class A(a)	38,900	1,857,475
First BanCorp(a)	194,175	1,124,273
First Busey Corp.	73,356	2,150,798
First Citizens BancShares Inc., Class A	11,500	4,286,050
First Merchants Corp.	59,300	2,380,302
First Republic Bank	20,200	2,022,020
Fulton Financial Corp.	44,200	839,800

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Great Southern Bancorp, Inc.	22,948	1,227,718
Hancock Holding Co.	133,500	6,541,500
Hilltop Holdings, Inc.	107,100	2,807,091
Hope Bancorp, Inc.	100,600	1,876,190
Huntington Bancshares, Inc.	207,200	2,801,344
International Bancshares Corp.	117,665	4,124,158
Lakeland Financial Corp.	68,083	3,123,648
LegacyTexas Financial Group, Inc.	81,475	3,106,642
MB Financial, Inc.	43,090	1,897,684
Popular, Inc.	57,000	2,377,470
Preferred Bank/Los Angeles	36,300	1,940,961
Prosperity Bancshares, Inc.	36,300	2,331,912
S&T Bancorp, Inc.	43,200	1,549,152
Sandy Spring Bancorp, Inc.	82,190	3,341,845
Sterling Bancorp	55,100	1,281,075
Trico Bancshares	34,887	1,226,278
United Community Banks, Inc.	127,600	3,547,280
Wintrust Financial Corp.	58,400	4,464,096
Zions Bancorporation	64,500	2,832,195
Total		90,325,297
Capital Markets 2.4%
Arlington Asset Investment Corp., Class A	247,465	3,382,846
E*TRADE Financial Corp.(a)	76,400	2,905,492
Evercore Partners, Inc., Class A	12,100	853,050
Hamilton Lane, Inc., Class A(a)	57,849	1,272,099
Houlihan Lokey, Inc.	87,142	3,041,256
KCG Holdings, Inc., Class A(a)	58,300	1,162,502
Moelis & Co., ADR, Class A	39,900	1,550,115
OM Asset Management PLC	232,810	3,459,557
Piper Jaffray Companies	55,400	3,321,230
Stifel Financial Corp.(a)	25,400	1,167,892
Virtus Investment Partners, Inc.	26,100	2,895,795
Total		25,011,834
Consumer Finance 1.0%
Encore Capital Group, Inc.(a)	44,400	1,782,660
FirstCash, Inc.	34,669	2,021,203
Nelnet, Inc., Class A	81,265	3,820,267
SLM Corp.(a)	220,000	2,530,000
Total		10,154,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
American Equity Investment Life Holding Co.	146,700	3,855,276
Assured Guaranty Ltd.	22,300	930,802
Athene Holding Ltd., Class A(a)	36,400	1,805,804
CNO Financial Group, Inc.	174,900	3,651,912
HCI Group, Inc.	10,500	493,290
Heritage Insurance Holdings, Inc.	199,465	2,597,034
Maiden Holdings Ltd.	170,700	1,894,770
MBIA, Inc.(a)	109,500	1,032,585
Universal Insurance Holdings, Inc.	148,948	3,753,490
Total		20,014,963
Mortgage Real Estate Investment Trusts (REITS) 1.0%
AG Mortgage Investment Trust, Inc.	38,600	706,380
ARMOUR Residential REIT, Inc.	48,100	1,202,500
Invesco Mortgage Capital, Inc.	151,100	2,524,881
MTGE Investment Corp.	106,000	1,992,800
New Residential Investment Corp.	63,000	980,280
Redwood Trust, Inc.	114,900	1,957,896
Starwood Property Trust, Inc.	46,000	1,029,940
Total		10,394,677
Thrifts & Mortgage Finance 2.8%
BofI Holding, Inc.(a)	52,700	1,250,044
Essent Group Ltd.(a)	119,100	4,423,374
Federal Agricultural Mortgage Corp.	30,400	1,966,880
Flagstar Bancorp, Inc.(a)	169,600	5,227,072
MGIC Investment Corp.(a)	617,651	6,917,691
Radian Group, Inc.	65,335	1,068,227
Walker & Dunlop, Inc.(a)	80,280	3,920,073
Washington Federal, Inc.	130,360	4,327,952
Total		29,101,313
Total Financials		185,002,214
Health Care 15.0%
Biotechnology 3.9%
Agios Pharmaceuticals, Inc.(a)	44,098	2,268,842
Alder Biopharmaceuticals, Inc.(a)	64,770	741,616
bluebird bio, Inc.(a)	19,350	2,032,717
Celldex Therapeutics, Inc.(a)	342,481	845,928
Clovis Oncology, Inc.(a)	21,000	1,966,230

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coherus Biosciences, Inc.(a)	37,845	543,076
Dynavax Technologies Corp.(a)	105,515	1,018,220
Eagle Pharmaceuticals, Inc.(a)	8,000	631,120
Exact Sciences Corp.(a)	36,351	1,285,735
Genomic Health, Inc.(a)	35,037	1,140,454
Immunomedics, Inc.(a)	114,800	1,013,684
Intercept Pharmaceuticals, Inc.(a)	10,083	1,220,749
Jounce Therapeutics, Inc.(a)	58,802	824,992
Keryx Biopharmaceuticals, Inc.(a)	257,390	1,860,930
Kite Pharma, Inc.(a)	34,668	3,594,032
Ligand Pharmaceuticals, Inc.(a)	10,182	1,236,095
Loxo Oncology, Inc.(a)	21,200	1,700,028
NewLink Genetics Corp.(a)	67,700	497,595
OncoMed Pharmaceuticals, Inc.(a)	152,900	509,157
Ovid Therapeutics, Inc.(a)	180,072	1,888,955
Puma Biotechnology, Inc.(a)	37,740	3,298,476
Ra Pharmaceuticals, Inc.(a)	57,168	1,071,328
Sage Therapeutics, Inc.(a)	24,485	1,949,985
Spark Therapeutics, Inc.(a)	35,130	2,098,666
TESARO, Inc.(a)	18,145	2,537,760
Ultragenyx Pharmaceutical, Inc.(a)	27,007	1,677,405
Total		39,453,775
Health Care Equipment & Supplies 4.7%
Analogic Corp.	49,210	3,575,107
Angiodynamics, Inc.(a)	217,000	3,517,570
Anika Therapeutics, Inc.(a)	37,652	1,857,750
Atrion Corp.	2,900	1,865,570
Endologix, Inc.(a)	154,699	751,837
Haemonetics Corp.(a)	103,238	4,076,869
Halyard Health, Inc.(a)	70,400	2,765,312
Integer Holdings Corp.(a)	46,400	2,006,800
iRhythm Technologies, Inc.(a)	55,909	2,375,573
Lantheus Holdings, Inc.(a)	195,755	3,455,076
LeMaitre Vascular, Inc.	36,573	1,141,809
Masimo Corp.(a)	73,041	6,659,878
Merit Medical Systems, Inc.(a)	74,000	2,823,100
Natus Medical, Inc.(a)	47,556	1,773,839
OraSure Technologies, Inc.(a)	90,149	1,555,972
Orthofix International NV(a)	61,765	2,870,837
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	11,800	2,451,568
West Pharmaceutical Services, Inc.	13,291	1,256,265
Wright Medical Group NV(a)	57,100	1,569,679
Total		48,350,411
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	13,500	666,630
Almost Family, Inc.(a)	37,565	2,315,883
AMN Healthcare Services, Inc.(a)	154,961	6,051,227
Chemed Corp.	3,300	674,949
Diplomat Pharmacy, Inc.(a)	27,700	409,960
Envision Healthcare Corp.(a)	38,900	2,437,863
HealthEquity, Inc.(a)	28,929	1,441,532
HealthSouth Corp.	98,073	4,746,733
LHC Group, Inc.(a)	17,700	1,201,653
Molina Healthcare, Inc.(a)	81,445	5,634,365
Providence Service Corp. (The)(a)	62,800	3,178,308
Tenet Healthcare Corp.(a)	68,100	1,317,054
Triple-S Management Corp., Class B(a)	126,990	2,147,401
Total		32,223,558
Health Care Technology 0.4%
Evolent Health, Inc., Class A(a)	71,864	1,821,752
Medidata Solutions, Inc.(a)	22,174	1,734,007
Total		3,555,759
Life Sciences Tools & Services 1.8%
Bio-Techne Corp.	24,109	2,832,808
Cambrex Corp.(a)	45,557	2,722,031
INC Research Holdings, Inc. Class A(a)	75,880	4,438,980
PAREXEL International Corp.(a)	53,400	4,640,994
Pra Health Sciences, Inc.(a)	56,350	4,226,813
Total		18,861,626
Pharmaceuticals 1.1%
Aerie Pharmaceuticals, Inc.(a)	43,550	2,288,552
Impax Laboratories, Inc.(a)	64,000	1,030,400
Lannett Co., Inc.(a)	57,100	1,164,840
Pacira Pharmaceuticals, Inc.(a)	48,800	2,327,760

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phibro Animal Health Corp., Class A	59,700	2,211,885
Supernus Pharmaceuticals, Inc.(a)	43,035	1,854,809
Total		10,878,246
Total Health Care		153,323,375
Industrials 14.4%
Aerospace & Defense 1.1%
Astronics Corp.(a)	45,508	1,386,629
Astronics Corp., Class B(a)	6,440	196,420
Axon Enterprise, Inc.(a)	47,055	1,182,963
Curtiss-Wright Corp.	53,600	4,919,408
HEICO Corp., Class A	32,171	1,996,210
Moog, Inc., Class A(a)	17,600	1,262,272
Total		10,943,902
Air Freight & Logistics 0.3%
Forward Air Corp.	7,100	378,288
XPO Logistics, Inc.(a)	46,000	2,972,980
Total		3,351,268
Airlines 0.7%
Alaska Air Group, Inc.	27,000	2,423,520
Hawaiian Holdings, Inc.(a)	84,250	3,955,537
Skywest, Inc.	35,100	1,232,010
Total		7,611,067
Building Products 1.2%
Apogee Enterprises, Inc.	26,700	1,517,628
Caesarstone Ltd.(a)	88,100	3,087,905
Continental Building Product(a)	156,740	3,652,042
Gibraltar Industries, Inc.(a)	104,400	3,721,860
Total		11,979,435
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	49,000	2,034,480
ACCO Brands Corp.(a)	280,600	3,268,990
Brady Corp., Class A	79,200	2,684,880
Brink’s Co. (The)	32,728	2,192,776
Copart, Inc.(a)	83,538	2,655,673
Deluxe Corp.	35,600	2,464,232
Essendant, Inc.	94,000	1,394,020
Healthcare Services Group, Inc.	26,460	1,239,122
Knoll, Inc.	49,839	999,272
Common Stocks (continued)
Issuer	Shares	Value ($)
MSA Safety, Inc.	48,300	3,920,511
Quad/Graphics, Inc.	141,985	3,254,296
Unifirst Corp.	18,231	2,565,102
Total		28,673,354
Construction & Engineering 1.0%
Argan, Inc.	55,500	3,330,000
Granite Construction, Inc.	40,200	1,939,248
Jacobs Engineering Group, Inc.	30,400	1,653,456
MasTec, Inc.(a)	43,600	1,968,540
MYR Group, Inc.(a)	11,600	359,832
Primoris Services Corp.	31,800	793,092
Total		10,044,168
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	145,300	3,276,515
EnerSys	55,715	4,036,552
Generac Holdings, Inc.(a)	103,100	3,725,003
Total		11,038,070
Machinery 3.8%
Alamo Group, Inc.	27,200	2,470,032
Astec Industries, Inc.	55,800	3,097,458
Barnes Group, Inc.	91,183	5,336,941
Chart Industries, Inc.(a)	35,700	1,239,861
Energy Recovery, Inc.(a)	16,200	134,298
ESCO Technologies, Inc.	20,477	1,221,453
Global Brass & Copper Holdings, Inc.	113,300	3,461,315
Greenbrier Companies, Inc. (The)	79,200	3,663,000
Hillenbrand, Inc.	22,200	801,420
Kadant, Inc.	10,700	804,640
Kennametal, Inc.	54,500	2,039,390
Mueller Industries, Inc.	45,300	1,379,385
Navistar International Corp(a)	47,000	1,232,810
Nordson Corp.	8,509	1,032,312
Oshkosh Corp.	36,403	2,507,439
REV Group, Inc.	61,837	1,711,648
Toro Co. (The)	44,245	3,065,736
Wabash National Corp.	185,730	4,082,345
Total		39,281,483

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
ICF International, Inc.(a)	36,843	1,735,305
RPX Corp.(a)	268,765	3,749,272
TrueBlue, Inc.(a)	129,500	3,431,750
Wageworks, Inc.(a)	36,904	2,479,949
Total		11,396,276
Road & Rail 0.4%
ArcBest Corp.	173,980	3,583,988
Saia, Inc.(a)	18,900	969,570
Total		4,553,558
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	69,185	4,085,374
Neff Corp. Class A(a)	109,000	2,071,000
Rush Enterprises, Inc., Class A(a)	17,900	665,522
Triton International Ltd.	34,000	1,136,960
Watsco, Inc.	7,437	1,146,785
Total		9,105,641
Total Industrials		147,978,222
Information Technology 16.6%
Communications Equipment 0.6%
ADTRAN, Inc.	22,100	456,365
InterDigital, Inc.	15,700	1,213,610
Netscout Systems, Inc.(a)	66,100	2,273,840
Oclaro, Inc.(a)	198,000	1,849,320
Total		5,793,135
Electronic Equipment, Instruments & Components 3.5%
Anixter International, Inc.(a)	48,800	3,816,160
Benchmark Electronics, Inc.(a)	123,400	3,985,820
ePlus, Inc.(a)	11,200	829,920
IPG Photonics Corp.(a)	16,124	2,339,592
Methode Electronics, Inc.	90,700	3,736,840
Rogers Corp.(a)	20,400	2,215,848
Sanmina Corp.(a)	114,965	4,380,167
Scansource, Inc.(a)	92,500	3,727,750
Tech Data Corp.(a)	44,800	4,524,800
TTM Technologies, Inc.(a)	116,000	2,013,760
Vishay Intertechnology, Inc.	250,800	4,163,280
Total		35,733,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 2.9%
Alteryx, Inc., Class A(a)	69,271	1,352,170
Apptio, Inc., Class A(a)	61,245	1,062,601
Bankrate, Inc.(a)	40,100	515,285
CoStar Group, Inc.(a)	8,527	2,247,717
j2 Global, Inc.	89,261	7,595,218
LogMeIn, Inc.	35,134	3,671,503
Mimecast Ltd.(a)	70,019	1,875,109
MINDBODY, Inc., Class A(a)	59,473	1,617,665
NIC, Inc.	131,441	2,490,807
Nutanix, Inc., Class A(a)	90,702	1,827,645
Q2 Holdings, Inc.(a)	45,966	1,698,444
Shutterstock, Inc.(a)	38,500	1,697,080
SPS Commerce, Inc.(a)	17,880	1,140,029
WebMD Health Corp.(a)	14,300	838,695
Total		29,629,968
IT Services 3.3%
Booz Allen Hamilton Holdings Corp.	37,700	1,226,758
Convergys Corp.	155,800	3,704,924
CoreLogic, Inc.(a)	30,329	1,315,672
Euronet Worldwide, Inc.(a)	22,015	1,923,451
Everi Holdings, Inc.(a)	125,600	914,368
EVERTEC, Inc.	224,705	3,887,396
ExlService Holdings, Inc.(a)	22,745	1,264,167
MAXIMUS, Inc.	66,495	4,164,582
Perficient, Inc.(a)	34,100	635,624
Science Applications International Corp.	26,300	1,825,746
TeleTech Holdings, Inc.	50,500	2,060,400
Travelport Worldwide Ltd.	253,500	3,488,160
Unisys Corp.(a)	285,500	3,654,400
WNS Holdings Ltd., ADR(a)	98,339	3,378,928
Total		33,444,576
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.(a)	327,570	3,200,359
Brooks Automation, Inc.	42,000	910,980
Cirrus Logic, Inc.(a)	14,700	921,984
Cypress Semiconductor Corp.	163,000	2,224,950
Diodes, Inc.(a)	138,825	3,335,965

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Entegris, Inc.(a)	191,600	4,205,620
Ichor Holdings Ltd.(a)	43,700	880,992
IXYS Corp.	29,600	486,920
Kulicke & Soffa Industries, Inc.(a)	76,500	1,455,030
Marvell Technology Group Ltd.	138,100	2,281,412
Monolithic Power Systems, Inc.	23,022	2,219,321
ON Semiconductor Corp.(a)	106,700	1,498,068
Qorvo, Inc.(a)	22,500	1,424,700
Rudolph Technologies, Inc.(a)	75,700	1,729,745
Semtech Corp.(a)	116,600	4,168,450
Xcerra Corp.(a)	329,011	3,214,437
Total		34,158,933
Software 3.0%
Aspen Technology, Inc.(a)	109,070	6,027,208
Barracuda Networks, Inc.(a)	159,500	3,678,070
Blackline, Inc.(a)	42,154	1,506,584
CommVault Systems, Inc.(a)	72,700	4,103,915
CyberArk Software Ltd.(a)	23,216	1,159,639
Ebix, Inc.	13,500	727,650
Guidewire Software, Inc.(a)	23,547	1,617,915
Manhattan Associates, Inc.(a)	21,839	1,049,582
Progress Software Corp.	120,500	3,722,245
Qualys, Inc.(a)	73,939	3,016,711
Take-Two Interactive Software, Inc.(a)	25,000	1,834,500
Tyler Technologies, Inc.(a)	8,132	1,428,549
VASCO Data Security International, Inc.(a)	81,100	1,163,785
Total		31,036,353
Total Information Technology		169,796,902
Materials 4.0%
Chemicals 2.6%
Albemarle Corp.	19,500	2,058,030
Cabot Corp.	19,400	1,036,542
Ferro Corp.(a)	18,000	329,220
Huntsman Corp.	81,700	2,111,128
Innospec, Inc.	59,725	3,914,974
KMG Chemicals, Inc.	11,300	549,971
Koppers Holdings, Inc.(a)	31,400	1,135,110
Olin Corp.	70,300	2,128,684
Orion Engineered Carbons SA	76,652	1,529,207
Common Stocks (continued)
Issuer	Shares	Value ($)
Platform Specialty Products Corp.(a)	101,700	1,289,556
Quaker Chemical Corp.	7,200	1,045,656
Rayonier Advanced Materials, Inc.	222,800	3,502,416
Scotts Miracle-Gro Co. (The), Class A	16,508	1,476,806
Trinseo SA	62,000	4,259,400
Total		26,366,700
Containers & Packaging 0.4%
Greif, Inc., Class A	67,400	3,759,572
Metals & Mining 0.9%
Alcoa Corp.	63,000	2,056,950
Materion Corp.	91,855	3,435,377
Schnitzer Steel Industries, Inc., Class A	145,600	3,669,120
Total		9,161,447
Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp.	78,000	1,609,140
Total Materials		40,896,859
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITS) 7.1%
Alexandria Real Estate Equities, Inc.	21,200	2,553,964
American Assets Trust, Inc.	49,200	1,937,988
Ashford Hospitality Prime, Inc.	235,600	2,424,324
Ashford Hospitality Trust, Inc.	52,700	320,416
CBL & Associates Properties, Inc.	416,800	3,513,624
Chesapeake Lodging Trust	50,000	1,223,500
CoreCivic, Inc.	71,473	1,971,225
CorEnergy Infrastructure Trust, Inc.	98,494	3,308,414
DiamondRock Hospitality Co.	127,800	1,399,410
First Industrial Realty Trust, Inc.	77,900	2,229,498
Four Corners Property Trust, Inc.	15,300	384,183
Highwoods Properties, Inc.	37,600	1,906,696
Hospitality Properties Trust	63,000	1,836,450
Hudson Pacific Properties, Inc.	51,100	1,747,109
Lexington Realty Trust	403,800	4,001,658
Mack-Cali Realty Corp.	70,700	1,918,798
Mid-America Apartment Communities, Inc.	18,400	1,938,992
PS Business Parks, Inc.	52,625	6,967,024
QTS Realty Trust Inc., Class A	41,800	2,187,394
Ryman Hospitality Properties, Inc.	67,865	4,344,039

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sabra Health Care REIT, Inc.	146,700	3,535,470
Select Income REIT	153,000	3,676,590
Summit Hotel Properties, Inc.	219,505	4,093,768
Sun Communities, Inc.	21,600	1,894,104
Sunstone Hotel Investors, Inc.	62,800	1,012,336
Tanger Factory Outlet Centers, Inc.	43,900	1,140,522
Tier REIT, Inc.	26,000	480,480
UMH Properties, Inc.	67,981	1,159,076
Washington Prime Group, Inc.	438,300	3,668,571
Xenia Hotels & Resorts, Inc.	185,500	3,593,135
Total		72,368,758
Real Estate Management & Development 0.1%
Colliers International Group, Inc.	25,178	1,421,298
Total Real Estate		73,790,056
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.3%
ATN International, Inc.	12,800	876,032
Consolidated Communications Holdings, Inc.	80,400	1,726,188
Total		2,602,220
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(a)	28,000	418,880
Total Telecommunication Services		3,021,100
Utilities 3.4%
Electric Utilities 0.8%
Alliant Energy Corp.	38,000	1,526,460
Pinnacle West Capital Corp.	30,100	2,563,316
Portland General Electric Co.	93,300	4,262,877
Total		8,352,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.6%
Chesapeake Utilities Corp.	51,330	3,847,183
New Jersey Resources Corp.	54,600	2,167,620
Northwest Natural Gas Co.	32,200	1,927,170
South Jersey Industries, Inc.	68,000	2,323,560
Southwest Gas Corp.	82,095	5,997,861
WGL Holdings, Inc.	8,100	675,783
Total		16,939,177
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	67,100	3,937,428
Multi-Utilities 0.2%
CMS Energy Corp.	38,900	1,799,125
Water Utilities 0.4%
SJW Corp.	74,575	3,667,599
Total Utilities		34,695,982
Total Common Stocks (Cost $914,340,844)		1,015,351,064

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	18,690,918	18,690,918
Total Money Market Funds (Cost $18,689,959)		18,690,918
Total Investments (Cost: $933,030,803)		1,034,041,982
Other Assets & Liabilities, Net		(7,994,573)
Net Assets		1,026,047,409

At June 30, 2017, securities and/or cash totaling $154,100 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	11	USD	777,865	09/2017	—	(2,273)
Russell 2000 Mini	46	USD	3,252,890	09/2017	—	(25,975)
Total			4,030,755		—	(28,248)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	15,973,478	183,055,769	(180,338,329)	18,690,918	(3)	74,528	18,690,918
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	144,043,315	—	—	—	144,043,315
Consumer Staples	23,851,767	—	—	—	23,851,767
Energy	38,951,272	—	—	—	38,951,272
Financials	185,002,214	—	—	—	185,002,214
Health Care	153,323,375	—	—	—	153,323,375
Industrials	147,781,802	196,420	—	—	147,978,222
Information Technology	169,796,902	—	—	—	169,796,902
Materials	40,896,859	—	—	—	40,896,859
Real Estate	73,790,056	—	—	—	73,790,056
Telecommunication Services	3,021,100	—	—	—	3,021,100
Utilities	34,695,982	—	—	—	34,695,982
Total Common Stocks	1,015,154,644	196,420	—	—	1,015,351,064
Money Market Funds	—	—	—	18,690,918	18,690,918
Total Investments	1,015,154,644	196,420	—	18,690,918	1,034,041,982
Derivatives
Liability
Futures Contracts	(28,248)	—	—	—	(28,248)
Total	1,015,126,396	196,420	—	18,690,918	1,034,013,734
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	47

Portfolio of Investments
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2012-3A Class A
03/20/2019	2.100%	20,000,000	20,036,732
Series 2013-1A Class A
09/20/2019	1.920%	11,196,000	11,190,689
Series 2014-1A Class A
07/20/2020	2.460%	13,550,000	13,585,909
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	7,271,110	7,273,822
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/2021	1.830%	7,532,554	7,532,485
Series 2017-2 Class A2
01/20/2023	1.970%	15,475,000	15,474,197
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.517%	1,386,396	1,386,468
Series 2016-1 Class A1
04/10/2030	2.094%	8,960,902	8,987,224
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/2019	1.830%	12,275,000	12,235,717
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	3,084,397	3,064,823
Series 2014-AA Class A
11/25/2026	1.770%	5,170,989	5,075,250
Series 2014-AA Class B
11/25/2026	2.070%	2,647,238	2,616,319
Series 2017-AA Class A
12/26/2028	2.660%	6,505,314	6,493,840
Honda Auto Receivables Owner Trust
Series 2017-1 Class A2
07/22/2019	1.420%	10,050,000	10,048,796
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	11,250,000	11,243,116
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	4,742,778	4,702,114
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	9,262,318	9,349,831
Sierra Timeshare Receivables Funding LLC(a)
Series 2013-1A Class A
11/20/2029	1.590%	6,433,106	6,422,290
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-2A Class A
11/20/2025	2.280%	2,322,952	2,319,077
Series 2014-1 Class A
03/20/2030	2.070%	5,375,731	5,368,690
Series 2015-1A Class A
03/22/2032	2.400%	6,299,313	6,295,199
Series 2015-2A Class A
06/20/2032	2.430%	5,273,711	5,272,300
Series 2016-2A Class A
07/20/2033	2.330%	7,925,660	7,948,432
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,361,378	1,411,854
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	10,537,256	10,488,801
Total Asset-Backed Securities — Non-Agency (Cost $195,840,057)			195,823,975

Commercial Mortgage-Backed Securities - Non-Agency 8.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2014-ICTS Class A
06/15/2028	1.959%	10,000,000	10,005,347
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	15,000,000	15,203,964
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	15,875,000	16,281,400
BLCP Hotel Trust(a),(b)
Series 2014-CLRN Class A
08/15/2029	2.109%	16,324,653	16,334,873
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/2049	2.926%	5,125,000	4,960,798
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
12/17/2033	2.409%	17,459,970	17,571,113
Commercial Mortgage Trust(b)
Series 2014-CR15 Class B
02/10/2047	4.862%	10,000,000	10,802,443
Series 2016-CR28 Class B
02/10/2049	4.802%	11,055,000	11,677,121
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,833,291
Series 2014-UBS5 Class B
09/10/2047	4.514%	14,225,000	14,865,964

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,273,895
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	20,000,000	20,982,940
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/2034	3.252%	8,750,000	8,933,832
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,525,258
Series 2015-WEST Class A
02/10/2037	3.292%	10,000,000	10,157,247
DBCG Mortgage Trust(a),(b)
Series 2017-BBG Class A
06/15/2034	1.800%	15,100,000	15,109,489
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/2048	3.759%	9,337,000	9,671,417
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class A
12/17/2031	2.359%	3,379,265	3,384,918
Irvine Core Office Trust(a),(b)
Series 2013-IRV Class A2
05/15/2048	3.279%	12,000,000	12,324,978
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/2047	4.341%	9,100,000	9,400,045
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/2050	3.414%	16,030,000	16,512,518
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2014-CBM Class B
10/15/2029	2.559%	9,450,000	9,455,913
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	9,068,711
Series 2016-JP3 Class AS
08/15/2049	3.144%	9,500,000	9,328,241
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.140%	5,440,000	5,581,937
Morgan Stanley Capital I Trust(a),(b)
Series 2014-CPT Class C
07/13/2029	3.560%	6,550,000	6,642,781
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
01/17/2034	2.610%	7,175,000	7,283,757
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	13,088,748
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(c)
Series 2017-C38 Class A4
07/15/2050	3.190%	23,225,000	23,264,011
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $333,200,948)			334,526,950

Corporate Bonds & Notes(d) 39.6%

Aerospace & Defense 0.3%
Boeing Co. (The)
10/30/2022	2.200%	2,460,000	2,424,202
Lockheed Martin Corp.
01/15/2026	3.550%	2,840,000	2,942,127
03/01/2045	3.800%	1,520,000	1,495,321
Oshkosh Corp.
03/01/2022	5.375%	4,260,000	4,434,200
Rockwell Collins, Inc.
04/15/2047	4.350%	1,000,000	1,044,830
Total			12,340,680
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,572,879	2,628,065
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,634,073
05/01/2023	3.250%	2,205,000	2,208,469
Total			3,842,542
Automotive 1.5%
Ford Motor Credit Co. LLC
05/15/2018	5.000%	8,940,000	9,169,973
01/15/2020	8.125%	1,600,000	1,818,846
08/02/2021	5.875%	5,150,000	5,729,622
General Motors Co.
04/01/2035	5.000%	2,950,000	2,968,541
General Motors Financial Co., Inc.
05/15/2018	3.250%	5,720,000	5,786,604
01/15/2019	3.100%	1,380,000	1,399,011
07/06/2021	3.200%	1,970,000	1,993,378
03/01/2026	5.250%	3,730,000	4,026,945
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	6,050,000	6,334,556
Jaguar Land Rover Automotive PLC(a)
12/15/2018	4.125%	3,340,000	3,413,844
03/15/2020	3.500%	2,000,000	2,030,152
Nemak SAB de CV(a)
02/28/2023	5.500%	1,700,000	1,760,452

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	49

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tenneco, Inc.
07/15/2026	5.000%		5,260,000	5,293,343
ZF North America Capital, Inc.(a)
04/29/2020	4.000%		6,500,000	6,725,842
Total				58,451,109
Banking 8.3%
Ally Financial, Inc.
05/21/2018	3.600%		4,836,000	4,892,001
03/30/2025	4.625%		4,000,000	4,087,856
American Express Credit Corp.
09/14/2020	2.600%		1,495,000	1,515,703
Banco Inbursa SA Institucion de Banca Multiple(a)
04/11/2027	4.375%		3,000,000	2,993,754
Banco Santander SA
04/11/2022	3.500%		3,600,000	3,682,465
Bank of America Corp.
07/01/2020	5.625%		2,670,000	2,923,423
01/24/2022	5.700%		6,910,000	7,785,711
01/21/2044	5.000%		2,130,000	2,416,856
Subordinated
08/26/2024	4.200%		10,620,000	11,025,079
01/22/2025	4.000%		1,750,000	1,778,705
Bank of America Corp.(b)
01/20/2048	4.443%		1,330,000	1,410,478
Bank of America NA
Subordinated
10/15/2036	6.000%		1,570,000	1,977,220
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%		2,540,000	2,539,952
Barclays Bank PLC
Subordinated
10/14/2020	5.140%		1,030,000	1,102,686
Barclays Bank PLC(b)
Subordinated
01/16/2023	6.750%	GBP	3,400,000	4,544,537
Barclays PLC
01/12/2026	4.375%		1,500,000	1,556,757
01/10/2047	4.950%		1,800,000	1,932,818
BB&T Corp.
Subordinated
09/16/2025	3.625%		1,493,000	1,547,486
10/30/2026	3.800%		1,650,000	1,726,251
BBVA Bancomer SA(a)
Subordinated
09/30/2022	6.750%		7,000,000	7,927,626
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%		1,600,000	1,656,312
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BPCE SA(a)
Subordinated
07/21/2024	5.150%		2,960,000	3,166,703
Capital One Bank USA NA
06/05/2019	2.300%		1,490,000	1,493,177
Subordinated
02/15/2023	3.375%		2,680,000	2,700,968
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%		4,415,000	4,451,062
Capital One NA
08/17/2018	2.350%		3,500,000	3,514,101
Citigroup, Inc.
05/01/2018	1.750%		13,150,000	13,141,084
04/08/2019	2.550%		2,200,000	2,220,605
04/25/2022	2.750%		4,200,000	4,200,038
Subordinated
09/29/2027	4.450%		15,110,000	15,703,460
Commerzbank AG(a)
Subordinated
09/19/2023	8.125%		1,490,000	1,793,534
Cooperatieve Rabobank UA
02/08/2022	3.875%		3,590,000	3,810,322
Subordinated
11/09/2022	3.950%		1,000,000	1,045,295
Credit Agricole SA
Subordinated
12/18/2023	7.375%	GBP	3,100,000	5,242,505
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%		3,420,000	3,509,491
Discover Bank
07/27/2026	3.450%		3,920,000	3,803,125
Fifth Third Bancorp
Subordinated
01/16/2024	4.300%		2,710,000	2,850,725
Fifth Third Bank
10/01/2021	2.875%		2,230,000	2,270,524
Goldman Sachs Group, Inc. (The)
12/13/2019	2.300%		9,240,000	9,266,260
03/15/2020	5.375%		7,570,000	8,165,328
09/15/2020	2.750%		1,530,000	1,548,005
01/24/2022	5.750%		3,100,000	3,489,775
01/23/2025	3.500%		6,510,000	6,579,755
11/16/2026	3.500%		1,300,000	1,290,644
07/08/2044	4.800%		4,730,000	5,249,203
Subordinated
10/21/2025	4.250%		2,040,000	2,107,310
05/22/2045	5.150%		1,750,000	1,940,213

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HBOS PLC(a)
Subordinated
05/21/2018	6.750%		2,280,000	2,367,547
HSBC Bank PLC(a)
Subordinated
07/07/2023	6.500%	GBP	1,500,000	2,423,217
HSBC Bank USA NA
Subordinated
11/01/2034	5.875%		820,000	1,007,368
HSBC Holdings PLC(b)
03/13/2023	3.262%		1,950,000	1,989,252
HSBC Holdings PLC
03/08/2026	4.300%		6,000,000	6,368,466
Subordinated
11/23/2026	4.375%		4,090,000	4,240,688
Intesa Sanpaolo SpA(a)
Subordinated
06/26/2024	5.017%		3,080,000	3,127,848
JPMorgan Chase & Co.
03/01/2021	2.550%		1,770,000	1,777,857
05/10/2021	4.625%		7,100,000	7,649,547
09/23/2022	3.250%		3,280,000	3,364,112
01/23/2025	3.125%		7,500,000	7,455,007
Subordinated
09/10/2024	3.875%		5,470,000	5,649,695
06/01/2045	4.950%		2,400,000	2,669,945
JPMorgan Chase & Co.(b)
05/01/2028	3.540%		3,460,000	3,481,504
KeyBank NA
Subordinated
05/20/2026	3.400%		1,250,000	1,240,011
KeyCorp
12/13/2018	2.300%		3,440,000	3,457,042
Morgan Stanley
09/23/2019	5.625%		5,390,000	5,789,690
05/19/2022	2.750%		2,400,000	2,398,891
10/23/2024	3.700%		2,710,000	2,780,644
07/23/2025	4.000%		15,000,000	15,654,345
01/22/2047	4.375%		1,170,000	1,225,615
PNC Bank NA
Subordinated
07/25/2023	3.800%		1,750,000	1,841,065
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%		2,430,000	2,583,226
Regions Bank
Subordinated
06/26/2037	6.450%		2,000,000	2,408,114
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,500,000	1,467,520
Synchrony Financial
01/15/2019	2.600%	4,130,000	4,150,947
08/15/2019	3.000%	1,100,000	1,114,910
Turkiye Garanti Bankasi AS(a)
03/16/2023	5.875%	6,000,000	6,205,764
U.S. Bancorp
03/15/2022	3.000%	960,000	984,609
Subordinated
09/11/2024	3.600%	630,000	653,987
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,412,772
09/24/2025	4.125%	1,720,000	1,800,611
UniCredit SpA(a),(b)
Subordinated
06/19/2032	5.861%	9,040,000	9,285,816
US Bank NA
01/27/2025	2.800%	2,390,000	2,367,637
Wells Fargo & Co.
07/22/2020	2.600%	5,390,000	5,456,125
01/24/2023	3.069%	2,850,000	2,885,183
09/29/2025	3.550%	4,890,000	4,972,387
Subordinated
08/15/2023	4.125%	1,300,000	1,374,517
06/03/2026	4.100%	1,750,000	1,812,274
01/15/2044	5.606%	2,861,000	3,398,642
11/04/2044	4.650%	2,295,000	2,408,375
Total			333,279,660
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
04/13/2018	5.125%	1,870,000	1,917,932
01/15/2027	4.850%	1,840,000	1,923,632
Total			3,841,564
Building Materials 0.3%
Masco Corp.
04/01/2025	4.450%	6,250,000	6,709,788
04/01/2026	4.375%	1,000,000	1,062,658
Owens Corning
12/15/2022	4.200%	2,185,000	2,305,225
Total			10,077,671
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	6,110,000	6,300,773

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	51

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,000,000	3,075,423
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	11,070,000	11,958,976
10/23/2045	6.484%	1,000,000	1,203,290
Comcast Corp.
03/01/2026	3.150%	1,550,000	1,559,012
08/15/2035	4.400%	1,650,000	1,791,887
11/15/2035	6.500%	178,000	236,020
05/15/2038	6.400%	4,910,000	6,540,007
03/01/2044	4.750%	808,000	898,932
CSC Holdings LLC(a)
04/15/2027	5.500%	4,800,000	5,062,565
DISH DBS Corp.
07/15/2017	4.625%	2,040,000	2,041,691
NBCUniversal Media LLC
04/01/2021	4.375%	5,420,000	5,842,868
01/15/2023	2.875%	1,510,000	1,532,609
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	1,900,000	2,020,232
04/15/2025	5.375%	4,000,000	4,142,284
Time Warner Cable LLC
07/01/2018	6.750%	1,570,000	1,642,966
09/01/2041	5.500%	730,000	785,139
09/15/2042	4.500%	960,000	916,241
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,100,000	6,345,507
Total			63,896,422
Chemicals 0.3%
Ashland LLC(b)
08/15/2022	4.750%	3,110,000	3,251,527
Eastman Chemical Co.
08/15/2022	3.600%	1,420,000	1,473,087
LyondellBasell Industries NV
04/15/2019	5.000%	1,689,000	1,765,672
02/26/2055	4.625%	1,800,000	1,757,831
Mosaic Co. (The)
11/15/2043	5.625%	1,610,000	1,643,237
Sherwin-Williams Co. (The)
06/01/2027	3.450%	1,840,000	1,851,375
Total			11,742,729
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	2,890,000	2,936,731
John Deere Capital Corp.
10/15/2021	3.150%	1,250,000	1,292,651
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
07/15/2023	4.625%	3,300,000	3,426,327
11/15/2024	5.750%	3,780,000	3,966,279
Total			11,621,988
Consumer Products 0.4%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,144,078
04/01/2046	5.500%	2,280,000	2,742,949
Newell, Inc.
04/01/2026	4.200%	2,820,000	2,994,863
Spectrum Brands, Inc.
07/15/2025	5.750%	5,810,000	6,230,946
Total			14,112,836
Diversified Manufacturing 0.2%
General Electric Co.
10/09/2022	2.700%	3,900,000	3,962,252
10/09/2042	4.125%	2,160,000	2,272,879
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,785,020
11/01/2046	3.750%	1,800,000	1,762,400
Total			9,782,551
Electric 2.0%
AES Corp. (The)
05/15/2023	4.875%	2,000,000	2,033,800
05/15/2026	6.000%	2,250,000	2,411,041
Calpine Corp.(a)
01/15/2024	5.875%	1,500,000	1,546,871
Calpine Corp.
01/15/2025	5.750%	2,860,000	2,689,870
CMS Energy Corp.
06/15/2019	8.750%	3,330,000	3,739,926
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,312,976
Covanta Holding Corp.
03/01/2024	5.875%	3,540,000	3,469,434
Dominion Energy, Inc.
06/15/2018	6.400%	1,880,000	1,962,182
09/15/2022	2.750%	2,630,000	2,622,678
12/01/2024	3.625%	1,820,000	1,860,633
10/01/2025	3.900%	3,000,000	3,108,480
08/01/2041	4.900%	2,050,000	2,230,560
Duke Energy Corp.
09/15/2021	3.550%	2,860,000	2,978,601
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,578,652
11/15/2042	3.850%	2,830,000	2,820,454

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
08/15/2025	3.250%	1,570,000	1,603,541
12/01/2044	4.150%	1,565,000	1,640,971
Enel Finance International NV(a)
05/25/2022	2.875%	3,470,000	3,477,471
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,171,399
04/15/2046	4.450%	1,960,000	2,024,694
Exelon Generation Co. LLC
06/15/2022	4.250%	900,000	947,960
06/15/2042	5.600%	760,000	761,225
FirstEnergy Corp.
03/15/2023	4.250%	6,480,000	6,815,729
Florida Power & Light Co.
02/01/2042	4.125%	3,380,000	3,583,408
Georgia Power Co.
03/15/2042	4.300%	700,000	721,165
IPALCO Enterprises, Inc.
05/01/2018	5.000%	2,521,000	2,562,077
07/15/2020	3.450%	3,270,000	3,309,024
MidAmerican Energy Co.
10/15/2044	4.400%	2,790,000	3,030,869
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/2067	7.300%	1,800,000	1,811,806
Pacific Gas & Electric Co.
12/01/2046	4.000%	2,515,000	2,585,817
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,615,660
Progress Energy, Inc.
04/01/2022	3.150%	900,000	917,060
Southern Power Co.
09/15/2041	5.150%	500,000	529,154
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,221,061
09/15/2041	4.800%	820,000	873,502
Total			79,569,751
Environmental 0.2%
Republic Services, Inc.
06/01/2022	3.550%	3,200,000	3,327,677
Waste Management, Inc.
06/30/2020	4.750%	2,890,000	3,111,620
03/01/2045	4.100%	2,222,000	2,333,244
Total			8,772,541
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2019	3.750%	7,340,000	7,541,248
CIT Group, Inc.
08/15/2022	5.000%	2,930,000	3,159,129
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	15,671,000	15,798,828
International Lease Finance Corp.
05/15/2019	6.250%	1,800,000	1,930,189
Total			28,429,394
Food and Beverage 1.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	7,150,000	7,355,555
02/01/2026	3.650%	4,710,000	4,851,173
02/01/2046	4.900%	6,200,000	6,996,880
Anheuser-Busch InBev Worldwide, Inc.
01/15/2019	7.750%	3,000,000	3,258,456
Aramark Services, Inc.(a)
04/01/2025	5.000%	2,410,000	2,543,442
Constellation Brands, Inc.
11/15/2019	3.875%	5,500,000	5,712,949
12/01/2025	4.750%	3,470,000	3,793,078
Kraft Heinz Foods Co.
07/15/2025	3.950%	2,245,000	2,312,354
07/15/2045	5.200%	1,750,000	1,889,562
06/01/2046	4.375%	1,870,000	1,828,032
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	5,810,000	5,972,198
Molson Coors Brewing Co.
07/15/2026	3.000%	1,970,000	1,900,224
Post Holdings, Inc.(a)
08/15/2026	5.000%	3,000,000	2,990,961
Sysco Corp.
07/15/2026	3.300%	1,380,000	1,376,088
Total			52,780,952
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	5,930,000	6,325,454
International Game Technology PLC(a)
02/15/2022	6.250%	5,773,000	6,310,426
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	5,830,000	5,881,310
Total			18,517,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	53

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.8%
Abbott Laboratories
09/15/2018	2.000%	1,410,000	1,413,009
11/30/2026	3.750%	3,930,000	4,009,500
Ascension Health Alliance
11/15/2046	3.945%	600,000	609,196
Becton Dickinson and Co.
12/15/2024	3.734%	3,630,000	3,690,977
06/06/2027	3.700%	1,440,000	1,444,807
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,377,579
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,000,000	3,102,693
DaVita, Inc.
07/15/2024	5.125%	6,480,000	6,580,148
Express Scripts Holding Co.
02/25/2026	4.500%	2,480,000	2,630,176
03/01/2027	3.400%	1,140,000	1,110,392
Fresenius Medical Care US Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,038,080
HCA, Inc.
03/15/2019	3.750%	7,020,000	7,158,217
03/15/2024	5.000%	1,000,000	1,057,225
02/01/2025	5.375%	2,100,000	2,211,932
Medtronic, Inc.
03/15/2020	2.500%	2,300,000	2,333,269
03/15/2025	3.500%	2,860,000	2,973,439
03/15/2035	4.375%	2,680,000	2,927,008
NYU Hospitals Center
07/01/2042	4.428%	1,000,000	1,033,086
Quintiles IMS, Inc.(a)
10/15/2026	5.000%	3,600,000	3,711,420
Tenet Healthcare Corp.
03/01/2019	5.000%	3,000,000	3,151,956
10/01/2021	4.375%	2,500,000	2,537,017
THC Escrow Corp. III(a)
05/01/2025	5.125%	3,100,000	3,111,169
Thermo Fisher Scientific, Inc.
08/15/2021	3.600%	3,590,000	3,740,256
02/15/2022	3.300%	896,000	924,007
02/01/2044	5.300%	1,470,000	1,723,061
Universal Health Services, Inc.(a)
08/01/2019	3.750%	1,000,000	1,025,003
08/01/2022	4.750%	2,000,000	2,066,256
Zimmer Biomet Holdings, Inc.
04/01/2020	2.700%	1,740,000	1,754,997
Total			70,445,875
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Aetna, Inc.
11/15/2022	2.750%	2,010,000	2,016,486
UnitedHealth Group, Inc.
12/15/2021	2.875%	2,110,000	2,159,298
03/15/2022	2.875%	3,600,000	3,678,340
07/15/2025	3.750%	1,860,000	1,964,480
Total			9,818,604
Healthcare REIT 0.0%
Welltower, Inc.
03/15/2023	3.750%	1,440,000	1,490,707
Home Construction 0.5%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,248,733
Lennar Corp.
12/15/2017	4.750%	2,150,000	2,161,496
04/01/2021	4.750%	5,205,000	5,515,890
04/30/2024	4.500%	2,000,000	2,067,174
MDC Holdings, Inc.
01/15/2024	5.500%	2,330,000	2,478,188
Toll Brothers Finance Corp.
11/01/2019	6.750%	675,000	742,366
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	3,540,000	3,628,114
06/15/2024	5.875%	2,600,000	2,745,595
Total			20,587,556
Independent Energy 1.4%
Anadarko Petroleum Corp.
03/15/2026	5.550%	2,710,000	3,010,767
09/15/2036	6.450%	1,610,000	1,894,633
Antero Resources Corp.
12/01/2022	5.125%	4,717,000	4,718,929
Apache Corp.
04/15/2043	4.750%	1,910,000	1,915,673
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,199,332
Concho Resources, Inc.
04/01/2023	5.500%	3,050,000	3,141,790
01/15/2025	4.375%	4,390,000	4,489,987
ConocoPhillips Holding Co.
04/15/2029	6.950%	2,560,000	3,297,736
Continental Resources, Inc.
09/15/2022	5.000%	2,820,000	2,767,080
06/01/2024	3.800%	1,500,000	1,374,601
EnCana Corp.
02/01/2038	6.500%	2,380,000	2,726,214

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EOG Resources, Inc.
02/01/2021	4.100%		1,830,000	1,927,962
Hess Corp.
01/15/2040	6.000%		2,910,000	2,966,521
Marathon Oil Corp.
06/01/2025	3.850%		3,450,000	3,375,169
06/01/2045	5.200%		1,000,000	960,943
Newfield Exploration Co.
01/30/2022	5.750%		6,320,000	6,654,720
Noble Energy, Inc.
12/15/2021	4.150%		2,640,000	2,780,245
Range Resources Corp.
05/15/2025	4.875%		3,000,000	2,843,607
Whiting Petroleum Corp.
03/15/2021	5.750%		1,500,000	1,413,577
Total				56,459,486
Integrated Energy 0.7%
BP Capital Markets PLC
10/01/2020	4.500%		1,440,000	1,545,415
05/10/2023	2.750%		2,380,000	2,368,352
Cenovus Energy, Inc.(a)
04/15/2027	4.250%		1,470,000	1,403,627
Exxon Mobil Corp.
03/06/2025	2.709%		3,740,000	3,718,084
03/01/2026	3.043%		2,800,000	2,820,160
Lukoil International Finance BV(a)
11/02/2026	4.750%		6,700,000	6,861,336
Shell International Finance BV
05/11/2025	3.250%		3,310,000	3,374,353
08/21/2042	3.625%		2,890,000	2,705,578
08/12/2043	4.550%		1,150,000	1,230,609
Suncor Energy, Inc.
06/15/2038	6.500%		900,000	1,150,555
Total Capital Canada Ltd.
07/15/2023	2.750%		2,550,000	2,564,907
Total				29,742,976
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		2,320,000	2,570,010
Life Insurance 0.8%
American International Group, Inc.
02/15/2024	4.125%		9,750,000	10,281,160
07/16/2044	4.500%		1,570,000	1,603,188
CNP Assurances(a),(b)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	6,089,045
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
08/13/2042	4.125%	1,020,000	1,039,082
11/13/2043	4.875%	1,480,000	1,674,032
Principal Financial Group, Inc.
09/15/2022	3.300%	750,000	770,057
Prudential Financial, Inc.
06/21/2020	5.375%	1,270,000	1,384,690
12/14/2036	5.700%	510,000	623,213
05/12/2041	5.625%	3,230,000	3,934,951
Prudential Financial, Inc.(b)
Junior Subordinated
09/15/2042	5.875%	3,800,000	4,227,770
Voya Financial, Inc.
07/15/2043	5.700%	1,440,000	1,674,608
Total			33,301,796
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	5,230,000	5,295,631
Media and Entertainment 1.7%
21st Century Fox America, Inc.
10/15/2025	3.700%	1,000,000	1,029,832
08/15/2039	6.900%	1,590,000	2,135,346
09/15/2044	4.750%	1,080,000	1,146,114
Cablevision Holding SA(a)
06/15/2021	6.500%	5,400,000	5,723,460
CBS Corp.
01/15/2025	3.500%	1,220,000	1,232,777
07/01/2042	4.850%	700,000	731,996
Discovery Communications LLC
08/15/2019	5.625%	827,000	883,985
04/01/2023	3.250%	3,260,000	3,216,603
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,565,000	1,641,012
Lamar Media Corp.
01/15/2024	5.375%	6,390,000	6,702,222
Netflix, Inc.
02/01/2021	5.375%	3,840,000	4,146,355
03/01/2024	5.750%	2,890,000	3,158,470
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	4,876,000	5,057,573
Omnicom Group, Inc.
04/15/2026	3.600%	3,300,000	3,323,100
S&P Global, Inc.
08/14/2020	3.300%	1,690,000	1,729,985
TEGNA, Inc.
07/15/2020	5.125%	4,650,000	4,773,034

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	55

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner, Inc.
01/15/2021	4.700%	1,900,000	2,037,201
07/15/2025	3.600%	7,000,000	7,015,078
02/15/2027	3.800%	2,000,000	2,011,226
12/15/2043	5.350%	1,000,000	1,100,343
Viacom Inc.(b)
Junior Subordinated
02/28/2057	6.250%	950,000	987,599
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,504,015
09/01/2023	4.250%	2,640,000	2,754,705
Walt Disney Co. (The)
06/01/2044	4.125%	1,100,000	1,153,865
Total			67,195,896
Metals and Mining 0.5%
Barrick North America Finance LLC
05/01/2043	5.750%	710,000	858,648
Constellium NV(a)
03/01/2025	6.625%	1,950,000	1,864,561
Freeport-McMoRan, Inc.
03/15/2023	3.875%	2,760,000	2,579,648
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,830,000	1,956,491
Southern Copper Corp.
11/08/2042	5.250%	1,030,000	1,031,349
Steel Dynamics, Inc.
10/01/2024	5.500%	5,000,000	5,307,640
12/15/2026	5.000%	3,500,000	3,593,986
Vale Overseas Ltd.
08/10/2026	6.250%	1,800,000	1,947,510
Total			19,139,833
Midstream 2.2%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000,000	5,121,705
05/20/2027	5.750%	1,500,000	1,523,947
Boardwalk Pipelines LP
07/15/2027	4.450%	1,340,000	1,369,160
Enbridge Energy Partners LP
03/15/2020	5.200%	2,020,000	2,157,633
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,518,844
06/10/2044	4.500%	1,300,000	1,270,307
Energy Transfer Equity LP
10/15/2020	7.500%	1,662,000	1,861,324
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
10/01/2020	4.150%	2,140,000	2,222,516
02/01/2023	3.600%	2,770,000	2,784,000
03/15/2035	4.900%	1,500,000	1,464,882
02/01/2042	6.500%	1,771,000	1,977,461
Enterprise Products Operating LLC
09/01/2020	5.200%	5,020,000	5,448,432
03/15/2044	4.850%	4,160,000	4,404,724
Enterprise Products Operating LLC(b)
01/15/2068	7.034%	2,020,000	2,067,122
Kinder Morgan Energy Partners LP
04/01/2020	6.500%	1,870,000	2,058,427
09/15/2020	5.300%	1,600,000	1,722,640
09/01/2039	6.500%	2,000,000	2,273,114
Kinder Morgan, Inc.
06/01/2045	5.550%	2,510,000	2,660,771
Magellan Midstream Partners LP
07/15/2019	6.550%	2,740,000	2,969,730
MPLX LP
06/01/2025	4.875%	4,700,000	4,990,568
03/01/2047	5.200%	650,000	670,065
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,423,921
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,800,000	7,500,903
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	958,000	953,456
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,676,518
07/15/2026	3.900%	1,350,000	1,324,307
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,140,000	2,088,287
Tesoro Logistics LP/Finance Corp.
10/15/2019	5.500%	2,000,000	2,107,686
TransCanada PipeLines Ltd.
08/01/2022	2.500%	1,800,000	1,797,802
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,075,000	4,017,151
Williams Partners LP
11/15/2020	4.125%	3,530,000	3,684,526
09/15/2045	5.100%	2,660,000	2,755,808
Total			86,867,737
Natural Gas 0.2%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,247,641

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
10/01/2022	2.875%	1,830,000	1,837,404
06/15/2027	3.250%	2,160,000	2,128,512
Total			6,213,557
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	1,400,000	1,419,216
Kilroy Realty LP
01/15/2023	3.800%	3,200,000	3,289,159
10/01/2025	4.375%	690,000	722,263
Total			5,430,638
Oil Field Services 0.1%
Ensco PLC
03/15/2025	5.200%	950,000	767,667
Halliburton Co.
11/15/2025	3.800%	2,930,000	3,001,756
Noble Holding International Ltd.
01/15/2024	7.750%	2,150,000	1,700,551
Total			5,469,974
Other Financial Institutions 0.1%
GrupoSura Finance SA(a)
04/29/2026	5.500%	4,600,000	4,954,347
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	2,130,000	2,222,152
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	5,150,000	5,409,411
Ball Corp.
11/15/2023	4.000%	5,810,000	5,931,510
Berry Plastics Corp.
07/15/2023	5.125%	6,454,000	6,720,370
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	6,040,000	6,328,905
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	4,000,000	4,092,276
Total			28,482,472
Paper 0.3%
Georgia-Pacific LLC(a)
11/01/2020	5.400%	4,310,000	4,722,385
International Paper Co.
08/15/2047	4.400%	2,580,000	2,602,828
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WestRock RKT Co.
03/01/2023	4.000%	3,005,000	3,145,964
Total			10,471,177
Pharmaceuticals 2.0%
AbbVie, Inc.
11/06/2022	2.900%	2,420,000	2,443,186
05/14/2025	3.600%	4,230,000	4,326,042
11/06/2042	4.400%	2,420,000	2,483,694
05/14/2046	4.450%	610,000	630,942
Actavis, Inc.
10/01/2022	3.250%	3,980,000	4,065,876
Allergan Funding SCS
06/15/2024	3.850%	1,810,000	1,885,432
03/15/2035	4.550%	2,580,000	2,753,296
Amgen Inc.
06/15/2051	4.663%	3,496,000	3,706,617
Baxalta, Inc.
06/22/2018	2.000%	2,000,000	2,003,202
06/23/2025	4.000%	2,910,000	3,035,802
Biogen, Inc.
09/15/2022	3.625%	5,820,000	6,091,340
Celgene Corp.
08/15/2022	3.250%	2,520,000	2,590,893
08/15/2025	3.875%	6,240,000	6,526,123
08/15/2045	5.000%	1,450,000	1,629,371
Forest Laboratories LLC(a)
02/15/2021	4.875%	1,335,000	1,432,363
Gilead Sciences, Inc.
12/01/2021	4.400%	4,940,000	5,324,352
03/01/2026	3.650%	8,830,000	9,081,955
Mallinckrodt International Finance SA
04/15/2018	3.500%	4,400,000	4,402,160
Merck & Co., Inc.
09/15/2022	2.400%	2,155,000	2,172,981
Mylan NV
06/15/2026	3.950%	1,390,000	1,409,784
Perrigo Finance Unlimited Co.
03/15/2021	3.500%	1,791,000	1,849,818
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,000,000	4,948,365
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	3,200,000	3,375,754
04/15/2025	6.125%	3,550,000	3,009,789
Total			81,179,137
Property & Casualty 0.6%
Allstate Corp. (The)(b)
08/15/2053	5.750%	1,460,000	1,599,065

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	57

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	1,440,000	1,483,016
Berkshire Hathaway, Inc.
03/15/2023	2.750%	2,080,000	2,107,631
02/11/2043	4.500%	3,510,000	3,873,064
Chubb INA Holdings, Inc.
03/15/2025	3.150%	3,840,000	3,891,617
05/03/2026	3.350%	1,480,000	1,513,994
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	670,837
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,060,000	2,258,314
Markel Corp.
07/01/2022	4.900%	3,050,000	3,309,683
03/30/2023	3.625%	860,000	886,157
Travelers Companies, Inc. (The)
08/25/2045	4.300%	1,120,000	1,199,073
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,998,710
08/01/2044	4.750%	780,000	803,845
Total			25,595,006
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/01/2020	3.600%	1,881,000	1,962,423
09/15/2041	4.950%	2,350,000	2,710,866
03/15/2043	4.450%	2,430,000	2,644,037
04/01/2045	4.150%	1,595,000	1,667,721
Norfolk Southern Corp.
04/01/2018	5.750%	1,280,000	1,317,083
12/01/2021	3.250%	2,300,000	2,371,498
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,415,636
11/15/2045	4.050%	1,000,000	1,034,298
Total			16,123,562
Refining 0.2%
Phillips 66
04/01/2022	4.300%	5,500,000	5,888,421
Tesoro Corp.
10/01/2022	5.375%	1,800,000	1,861,027
Total			7,749,448
Restaurants 0.2%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	6,750,000	6,918,750
McDonalds Corp.
05/26/2025	3.375%	2,000,000	2,045,804
Total			8,964,554
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
VEREIT Operating Partnership LP
06/01/2021	4.125%	5,100,000	5,311,834
Retailers 1.1%
CVS Health Corp.
07/20/2022	3.500%	2,500,000	2,595,892
12/01/2022	2.750%	2,500,000	2,504,285
07/20/2045	5.125%	2,180,000	2,499,961
Dollar General Corp.
04/15/2023	3.250%	2,100,000	2,138,386
Hanesbrands, Inc.(a)
05/15/2024	4.625%	3,640,000	3,700,024
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,447,946
04/01/2041	5.950%	3,590,000	4,736,438
Macy’s Retail Holdings, Inc.
02/15/2023	2.875%	2,040,000	1,868,428
PVH Corp.
12/15/2022	4.500%	5,470,000	5,647,480
SACI Falabella(a)
04/30/2023	3.750%	5,000,000	5,115,945
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	3,100,000	3,165,732
Target Corp.
04/15/2026	2.500%	2,560,000	2,428,219
Wal-Mart Stores, Inc.
04/01/2040	5.625%	5,040,000	6,476,969
04/22/2044	4.300%	500,000	552,317
Total			44,878,022
Supermarkets 0.1%
Kroger Co. (The)
01/15/2021	3.300%	5,130,000	5,249,898
Technology 2.5%
Apple, Inc.
02/09/2027	3.350%	1,400,000	1,432,054
05/11/2027	3.200%	1,710,000	1,728,552
Cisco Systems, Inc.
06/15/2022	3.000%	3,250,000	3,347,438
02/15/2039	5.900%	1,200,000	1,559,886
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,810,000	6,796,523
Dell International LLC/EMC Corp.(a)
06/15/2024	7.125%	2,500,000	2,748,980
06/15/2026	6.020%	6,870,000	7,582,989
Equifax, Inc.
12/15/2022	3.300%	1,908,000	1,950,344

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
06/05/2024	3.875%	2,046,000	2,145,086
08/15/2026	3.000%	2,710,000	2,627,329
First Data Corp.(a)
01/15/2024	5.000%	8,130,000	8,360,689
Hewlett Packard Enterprise Co.(b)
10/15/2020	3.600%	5,400,000	5,572,492
10/15/2025	4.900%	3,010,000	3,157,728
Intel Corp.
05/11/2027	3.150%	2,300,000	2,309,274
Microsoft Corp.
02/12/2025	2.700%	6,020,000	5,990,899
11/03/2025	3.125%	1,480,000	1,510,895
08/08/2036	3.450%	2,200,000	2,199,287
02/06/2047	4.250%	4,300,000	4,643,377
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,249,545
09/01/2022	3.875%	2,300,000	2,394,974
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,636,056
07/15/2023	3.625%	2,690,000	2,842,195
07/08/2034	4.300%	2,050,000	2,221,417
07/15/2046	4.000%	2,180,000	2,204,054
Sanmina Corp.(a)
06/01/2019	4.375%	2,000,000	2,048,970
Seagate HDD Cayman
11/15/2018	3.750%	750,000	767,184
06/01/2023	4.750%	4,380,000	4,550,859
01/01/2025	4.750%	1,150,000	1,158,450
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,116,980
Western Digital Corp.(a)
04/01/2023	7.375%	3,000,000	3,292,500
Total			99,147,006
Tobacco 0.1%
Altria Group, Inc.
08/09/2022	2.850%	4,650,000	4,716,988
Transportation Services 0.1%
FedEx Corp.
01/15/2047	4.400%	1,360,000	1,397,594
Ford Motor Co.
12/08/2026	4.346%	1,960,000	2,016,846
Total			3,414,440
Wireless 0.6%
America Movil SAB de CV
07/16/2022	3.125%	3,490,000	3,558,673
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,098,678
10/15/2026	3.375%	3,650,000	3,571,634
Crown Castle International Corp.
01/15/2023	5.250%	6,310,000	7,004,775
IHS Netherlands Holdco BV(a)
10/27/2021	9.500%	5,000,000	5,131,190
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,569,000	1,704,670
Sprint Communications, Inc.
11/15/2022	6.000%	1,930,000	2,045,626
Total			25,115,246
Wirelines 1.8%
AT&T, Inc.
03/01/2021	5.000%	2,600,000	2,807,930
08/15/2021	3.875%	3,080,000	3,216,546
02/17/2023	3.600%	2,900,000	2,961,947
04/01/2024	4.450%	2,800,000	2,949,705
05/15/2025	3.400%	8,470,000	8,312,746
02/15/2039	6.550%	2,450,000	2,967,173
12/15/2042	4.300%	2,020,000	1,881,349
03/01/2047	5.450%	1,000,000	1,076,788
British Telecommunications PLC
01/15/2018	5.950%	3,115,000	3,184,408
CenturyLink, Inc.
09/15/2019	6.150%	1,505,000	1,608,423
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	3,510,000	3,559,263
Frontier Communications Corp.
04/15/2020	8.500%	2,208,000	2,320,266
Orange SA
09/14/2021	4.125%	2,252,000	2,397,925
02/06/2044	5.500%	720,000	858,324
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,652,692
03/08/2047	5.213%	1,220,000	1,316,380
Verizon Communications, Inc.
09/14/2018	3.650%	4,840,000	4,946,146
11/01/2022	2.450%	1,430,000	1,403,395
03/16/2027	4.125%	2,100,000	2,165,854
03/15/2034	5.050%	3,830,000	4,050,803
11/01/2041	4.750%	7,410,000	7,341,932
08/21/2046	4.862%	2,761,000	2,758,209
08/21/2054	5.012%	1,992,000	1,970,851

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	59

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,800,000	3,981,484
Total			72,690,539
Total Corporate Bonds & Notes (Cost $1,545,389,678)			1,589,983,749

Foreign Government Obligations 3.8%

Argentina 0.2%
Argentine Republic Government International Bond
04/22/2026	7.500%	5,250,000	5,650,160
01/26/2027	6.875%	3,000,000	3,103,737
Total			8,753,897
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,279,850
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	3,430,000	3,412,222
Total			5,692,072
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,387,082
10/30/2042	3.625%	800,000	793,174
Total			3,180,256
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%	3,600,000	3,829,547
09/18/2037	7.375%	5,350,000	6,889,248
01/18/2041	6.125%	1,420,000	1,637,026
Total			12,355,821
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%	1,450,000	1,616,148
01/25/2027	5.950%	1,100,000	1,147,806
Total			2,763,954
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2022	6.125%	600,000	612,856
06/11/2025	5.875%	3,300,000	3,223,104
01/31/2027	7.500%	1,000,000	1,061,552
Total			4,897,512
Germany 0.1%
KFW
10/04/2022	2.000%	2,880,000	2,864,197
Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond
03/29/2041	7.625%	1,900,000	2,829,778
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2026	4.750%	4,200,000	4,513,467
01/08/2046	5.950%	700,000	830,422
Total			5,343,889
Italy 0.1%
Republic of Italy
09/27/2023	6.875%	2,900,000	3,459,027
Mexico 0.7%
Mexico Government International Bond
01/21/2026	4.125%	4,000,000	4,160,060
03/28/2027	4.150%	2,500,000	2,589,140
03/08/2044	4.750%	4,774,000	4,779,695
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,635,000	1,755,012
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,748,048
08/04/2026	6.875%	5,000,000	5,534,460
06/15/2035	6.625%	470,000	486,101
06/02/2041	6.500%	850,000	846,278
06/27/2044	5.500%	2,460,000	2,169,204
Total			27,067,998
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	3,500,000	3,597,087
Norway 0.1%
Statoil ASA
01/17/2023	2.450%	2,750,000	2,721,381
05/15/2043	3.950%	1,130,000	1,114,841
Total			3,836,222
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	3,000,000	3,859,503
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/2026	5.000%	2,300,000	2,429,028

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	4,300,000	4,677,097
03/14/2037	6.550%	780,000	1,025,339
Total			5,702,436
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%	4,700,000	6,306,404
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%	5,300,000	5,666,368
Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III(a)
09/30/2027	5.838%	6,000,000	6,711,486
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/24/2028	12.750%	2,000,000	3,491,104
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/2021	2.375%	4,300,000	4,228,710
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%	4,500,000	5,188,761
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/2024	5.250%	1,000,000	1,144,381
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,530,000	1,546,654
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,000,000	2,877,795
Turkey 0.3%
Finansbank AS(a)
04/30/2019	6.250%	6,900,000	7,186,943
Turkey Government International Bond
03/23/2023	3.250%	30,000	28,099
04/14/2026	4.250%	3,100,000	2,939,538
03/25/2027	6.000%	3,000,000	3,189,663
Total			13,344,243
Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.0%
Uruguay Government International Bond
06/18/2050	5.100%	1,400,000	1,425,459
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	2,009,742
Total Foreign Government Obligations (Cost $148,011,141)			152,573,784

Inflation-Indexed Bonds 4.3%

United States 4.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2026	0.125%	178,214,964	172,008,621
Total Inflation-Indexed Bonds (Cost $174,973,710)			172,008,621

Municipal Bonds 1.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/2049	6.750%	2,050,000	3,105,976
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds Series 2010
05/01/2040	5.665%	525,000	634,142
University of California
Revenue Bonds
Taxable General Series 2013-AJ
05/15/2031	4.601%	1,000,000	1,110,370
University of Texas System (The)
Revenue Bonds
Build America Bonds Series 2010D
08/15/2042	5.134%	2,310,000	2,801,175
Total			7,651,663
Local General Obligation 0.0%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,040,070

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	61

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2010F-1
12/01/2037	6.271%	950,000	1,276,857
Total			2,316,927
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds Series 2010
05/15/2036	6.156%	900,000	1,135,836
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds Series 2010
11/01/2040	6.000%	1,050,000	1,322,832
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/2043	5.594%	935,000	1,038,654
Total			2,361,486
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th Series 2011
10/01/2051	4.926%	2,000,000	2,354,100
Consolidated 174th Series 2012
10/01/2062	4.458%	1,990,000	2,168,125
Total			4,522,225
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds Series 2010
04/01/2032	5.876%	2,220,000	2,731,621
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds Series 2009
05/01/2033	5.445%	1,700,000	2,034,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds Series 2010B
07/01/2030	5.722%	2,050,000	2,369,329
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/2039	7.300%	3,740,000	5,469,039
Build America Bonds Series 2010
11/01/2040	7.600%	1,245,000	1,938,714
Taxable Build America Bonds Series 2009
04/01/2039	7.550%	1,000,000	1,525,980
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension Series 2003
06/01/2033	5.100%	3,220,000	3,013,534
State of Washington
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/2040	5.140%	3,545,000	4,330,891
Total			16,278,158
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds Series 2010
11/15/2040	6.687%	1,650,000	2,255,286
Taxable Build America Bonds Series 2010
11/15/2040	6.814%	1,100,000	1,536,304
Total			3,791,590
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,776,212

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds Series 2009
01/01/2040	7.414%	1,275,000	1,915,063
Taxable Build America Bonds Series 2010A
01/01/2041	7.102%	2,020,000	2,944,554
Total			6,635,829
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds Series 2010
11/01/2050	6.950%	270,000	395,493
New York City Water & Sewer System
Revenue Bonds
Build America Bonds Series 2010
06/15/2042	5.724%	2,000,000	2,647,820
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality Series 2010B-2
12/01/2034	4.879%	1,160,000	1,321,530
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds Series 2010
05/01/2049	6.138%	1,900,000	2,566,444
Total			6,931,287
Total Municipal Bonds (Cost $49,654,007)			58,760,528

Residential Mortgage-Backed Securities - Agency 22.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	1,352,844	1,455,352
03/01/2034- 08/01/2038	5.500%	3,001,540	3,363,021
02/01/2038	6.000%	952,530	1,076,555
02/01/2043	3.000%	16,164,029	16,227,436
Federal Home Loan Mortgage Corp.(b)
05/01/2035	3.222%	307,969	324,425
12/01/2035	2.872%	3,016,924	3,180,198
07/01/2036	2.837%	2,952,770	3,121,308
07/01/2036	3.490%	2,631,950	2,774,882
10/01/2036	2.686%	2,235,380	2,359,887
04/01/2037	2.949%	2,083,191	2,190,922
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2038	3.742%	1,523,713	1,590,088
04/01/2038	4.304%	714,242	740,330
06/01/2038	3.524%	814,073	835,757
07/01/2038	5.120%	270,993	280,724
07/01/2040	3.130%	480,053	508,462
09/01/2040	4.067%	1,038,556	1,070,017
02/01/2041	3.754%	732,243	759,105
05/01/2041	3.630%	243,953	258,162
07/01/2041	3.205%	1,121,864	1,171,381
07/01/2041	3.669%	1,237,952	1,290,127
07/01/2041	4.256%	1,591,838	1,649,127
12/01/2042	2.073%	4,056,403	4,121,594
02/01/2043	1.990%	1,290,008	1,340,386
02/01/2043	2.316%	4,168,222	4,211,461
06/01/2043	1.814%	1,145,305	1,187,683
Federal National Mortgage Association
08/01/2018- 05/01/2039	6.500%	910,567	1,043,827
07/01/2031- 01/01/2042	5.000%	26,327,288	28,850,615
04/01/2033- 01/01/2039	5.500%	12,309,318	13,775,991
07/01/2033- 11/01/2040	4.500%	15,432,856	16,781,250
12/01/2033- 09/01/2037	6.000%	5,689,543	6,470,748
10/01/2040- 08/11/2046	4.000%	107,539,173	113,221,734
12/01/2040- 08/11/2046	3.500%	233,180,596	239,766,439
08/11/2046	3.000%	112,000,000	111,675,779
Federal National Mortgage Association(b)
06/01/2035	2.939%	4,013,330	4,168,063
06/01/2035	2.940%	5,806,739	6,036,028
06/01/2037	2.888%	1,352,368	1,413,362
03/01/2038	2.815%	2,986,311	3,130,142
06/01/2038	5.103%	776,186	820,475
03/01/2039	3.074%	2,578,932	2,710,044
03/01/2040	3.295%	885,674	930,732
08/01/2040	3.613%	859,704	895,707
10/01/2040	3.930%	1,660,187	1,720,587
08/01/2041	3.113%	1,469,462	1,543,083
09/01/2041	3.306%	793,121	824,559
04/01/2047	3.180%	7,438,867	7,595,756
CMO Series 2005-106 Class UF
11/25/2035	1.324%	1,670,155	1,669,032
CMO Series 2006-43 Class FM
06/25/2036	1.516%	618,165	617,377
CMO Series 2007-36 Class FB
04/25/2037	1.616%	2,625,701	2,633,492
Federal National Mortgage Association(c)
08/11/2046	4.500%	58,850,000	63,048,809
Federal National Mortgage Association(b),(e)
03/01/2047	3.204%	8,022,982	8,198,546

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	63

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	11,431,944	12,624,608
02/15/2040- 06/15/2041	4.500%	25,524,863	27,893,954
07/15/2040- 09/20/2045	4.000%	26,481,858	27,904,823
04/20/2042- 04/20/2045	3.500%	49,151,093	51,077,822
07/20/2046	2.500%	18,868,347	18,419,825
Government National Mortgage Association(c)
07/20/2047	2.500%	15,000,000	14,631,426
07/20/2047	3.500%	15,000,000	15,536,718
07/20/2047	4.000%	45,000,000	47,351,952
Total Residential Mortgage-Backed Securities - Agency (Cost $914,391,945)			912,071,695

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2005-6 Class 1A1
08/25/2035	3.389%	3,934,816	3,619,007
CMO Series 2006-1 Class A1
02/25/2036	3.040%	4,849,067	4,834,796
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	2,112,020	2,181,033
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2004-UST1 Class A4
08/25/2034	3.272%	856,986	831,734
CMO Series 2005-4 Class A
08/25/2035	3.083%	3,726,111	3,763,810
CMO Series 2005-6 Class A2
09/25/2035	3.180%	2,608,883	2,687,612
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	712,748	725,619
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	180,763	182,933
Credit Suisse First Boston Mortgage Securities Corp.(b)
07/25/2035	5.442%	6,923,064	6,597,869
Credit Suisse First Boston Mortgage-Backed Trust(b)
CMO Series 2004-AR6 Class 2A1
10/25/2034	3.433%	2,600,590	2,588,830
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2017-HL1 Class A3
06/25/2047	3.500%	15,925,000	16,260,918
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
05/25/2024	3.624%	11,575,000	12,235,669
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-C03 Class 2M2
10/25/2028	6.924%	6,000,000	6,997,917
CMO Series 2016-C04 Class 1M2
01/25/2029	5.274%	5,745,000	6,304,745
CMO Series 2016-C05 Class 2M2
01/25/2029	5.474%	4,200,000	4,626,441
CMO Series 2017-C03 Class 1M2
10/25/2029	4.024%	8,495,000	8,723,910
Series 2014-C02 Class 2M2
05/25/2024	3.624%	8,908,319	9,310,697
Series 2017-C01 Class 1M2
07/25/2029	4.574%	10,720,000	11,314,912
First Horizon Mortgage Pass-Through Trust(b)
CMO Series 2005-AR3 Class 4A1
08/25/2035	3.100%	840,958	822,519
CMO Series 2006-AR4 Class 1A2
01/25/2037	2.986%	4,441,150	3,936,897
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
05/25/2025	4.466%	5,972,000	6,584,313
CMO Series 2016-HQA3 Class M2
03/25/2029	2.566%	5,575,000	5,664,984
CMO Series 2017-HQA2 Class M1
12/25/2029	1.959%	10,000,000	10,016,216
GSR Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1
09/25/2035	3.109%	2,869,849	2,915,136
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	2,235,917	2,324,321
JPMorgan Mortgage Trust(b)
CMO Series 2005-A4 Class 1A1
07/25/2035	3.411%	1,509,088	1,504,603
CMO Series 2005-A4 Class 2A1
07/25/2035	3.658%	950,333	946,890
CMO Series 2005-S2 Class 3A1
02/25/2032	7.150%	555,553	577,313
CMO Series 2006-A3 Class 7A1
04/25/2035	3.614%	1,464,014	1,453,094
CMO Series 2006-A4 Class 3A1
06/25/2036	3.473%	3,451,946	3,054,905
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	5,642,041	5,882,890
MASTR Adjustable Rate Mortgages Trust(b)
CMO Series 2004-13 Class 3A7
11/21/2034	3.190%	1,692,189	1,731,190

The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2005-A2 Class A2
02/25/2035	2.981%	2,705,939	2,702,490
Mill City Mortgage Loan Trust(a),(b)
CMO Series 2017-2 Class A1
07/25/2059	2.750%	10,000,000	10,095,000
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	7,541,414	7,852,232
PHH Mortgage Capital Trust(b)
CMO Series 2007-6 Class A1
12/18/2037	5.829%	195,276	200,625
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/2036	6.000%	7,255,433	6,237,068
Sequoia Mortgage Trust(b)
CMO Series 2012-1 Class 1A1
01/25/2042	2.865%	244,553	245,846
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/2043	4.000%	1,784,491	1,834,510
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2004-8 Class 2A1
07/25/2034	3.264%	3,608,190	3,611,109
Thornburg Mortgage Securities Trust(b)
CMO Series 2006-4 Class A2B
07/25/2036	2.989%	9,493,684	9,235,874
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	425,766	445,491
WaMu Mortgage Pass-Through Certificates Trust(b)
Series 2005-AR7
08/25/2035	2.932%	4,638,405	4,647,596
Wells Fargo Mortgage-Backed Securities(b)
Series 2005-AR4
04/25/2035	3.315%	3,030,591	3,034,609
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	809,117	825,968
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	123,416	121,196
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	5,696,988	5,682,475
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	4,906,286	4,857,192
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	845,113	846,511
CMO Series 2006-10 Class A4
08/25/2036	6.000%	717,334	716,009
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-13 Class A5
10/25/2036	6.000%	3,700,349	3,656,744
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	1,632,925	1,601,581
CMO Series 2006-8 Class A10
07/25/2036	6.000%	2,385,167	2,401,775
CMO Series 2006-8 Class A15
07/25/2036	6.000%	3,485,034	3,509,300
CMO Series 2006-8 Class A9
07/25/2036	6.000%	3,010,167	3,031,127
CMO Series 2007-11 Class A3
08/25/2037	6.000%	817,210	821,420
CMO Series 2007-11 Class A36
08/25/2037	6.000%	5,945,921	5,976,555
CMO Series 2007-13 Class A1
09/25/2037	6.000%	3,603,974	3,629,250
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	623,723	637,983
CMO Series 2007-15 Class A1
11/25/2037	6.000%	1,368,155	1,359,279
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	480,256	500,096
CMO Series 2007-4 Class A15
04/25/2037	6.000%	1,353,487	1,379,403
CMO Series 2007-7 Class A1
06/25/2037	6.000%	2,015,514	2,026,327
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	1,283,427	1,345,878
Series 2006-6 Class 1A16
05/25/2036	5.750%	6,742,978	6,758,238
Series 2007-10 Class 2A9
07/25/2037	6.000%	6,751,642	6,611,316
Series 2007-12 Class A7
09/25/2037	5.500%	1,598,172	1,606,492
Series 2007-8 Class 2A2
07/25/2037	6.000%	3,324,808	3,319,919
Wells Fargo Mortgage-Backed Securities Trust(b)
CMO Series 2004-A Class A1
02/25/2034	3.112%	462,494	467,607
CMO Series 2004-Z Class 2A2
12/25/2034	2.999%	2,767,316	2,805,748
CMO Series 2005-AR10 Class 2A17
06/25/2035	3.152%	5,145,717	5,250,794
CMO Series 2005-AR12 Class 2A6
06/25/2035	3.161%	3,094,951	3,113,513

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	65

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR16 Class 3A2
03/25/2035	3.208%	2,858,710	2,878,006
CMO Series 2005-AR16 Class 6A3
10/25/2035	3.264%	5,511,440	5,516,045
CMO Series 2006-AR10 Class 1A1
07/25/2036	3.247%	1,488,630	1,436,450
CMO Series 2006-AR10 Class 2A1
07/25/2036	3.270%	1,599,795	1,578,788
CMO Series 2006-AR10 Class 4A1
07/25/2036	3.167%	4,991,850	5,008,072
CMO Series 2006-AR14 Class 1A7
10/25/2036	3.075%	4,206,245	3,947,325
CMO Series 2006-AR16 Class A1
10/25/2036	3.268%	5,140,962	4,989,253
CMO Series 2006-AR19 Class A1
12/25/2036	3.028%	5,528,651	5,101,396
CMO Series 2006-AR5 Class 2A1
04/25/2036	3.330%	6,913,887	6,522,732
CMO Series 2006-AR7 Class 2A1
05/25/2036	3.329%	2,473,428	2,360,876
CMO Series 2007-AR10 Class 1A1
01/25/2038	6.388%	632,595	610,635
CMO Series 2007-AR7 Class A1
12/28/2037	3.169%	1,085,009	1,041,189
Series 2006-AR1 Class 1A1
03/25/2036	3.227%	5,079,486	4,799,793
Series 2006-AR10 Class 5A6
07/25/2036	3.324%	2,201,124	2,203,142
Series 2006-AR12 Class 1A1
09/25/2036	3.278%	1,964,965	1,895,334
Series 2006-AR14 Class 2A1
10/25/2036	3.076%	2,971,039	2,838,500
Series 2006-AR2 Class 2A3
03/25/2036	3.107%	1,555,961	1,559,836
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $327,726,898)			330,493,241

U.S. Government & Agency Obligations 1.1%

Federal National Mortgage Association
04/24/2026	2.125%	5,300,000	5,167,972
11/15/2030	6.625%	27,260,000	38,908,470
Total U.S. Government & Agency Obligations (Cost $40,500,154)			44,076,442

U.S. Treasury Obligations 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2018	0.875%	35,000,000	34,936,314
01/31/2019	1.125%	40,000,000	39,857,978
02/28/2019	1.500%	15,000,000	15,033,907
07/31/2019	1.625%	50,000,000	50,233,616
09/30/2019	1.750%	15,000,000	15,110,643
11/30/2019	1.500%	20,000,000	20,020,299
01/15/2020	1.375%	65,000,000	64,844,947
06/30/2020	1.625%	10,000,000	10,019,485
02/15/2039	3.500%	5,400,000	6,104,194
11/15/2039	4.375%	15,000,000	19,122,275
02/15/2040	4.625%	10,100,000	13,321,185
11/15/2041	3.125%	2,300,000	2,436,000
02/15/2042	3.125%	12,000,000	12,710,699
05/15/2042	3.000%	11,200,000	11,602,952
11/15/2042	2.750%	2,800,000	2,768,080
05/15/2043	2.875%	9,500,000	9,594,274
11/15/2043	3.750%	5,000,000	5,879,754
08/15/2044	3.125%	38,000,000	40,160,124
11/15/2044	3.000%	36,000,000	37,160,778
02/15/2045	2.500%	17,100,000	15,965,575
05/15/2045	3.000%	21,100,000	21,752,389
U.S. Treasury(f)
11/15/2018	1.250%	58,000,000	57,933,089
Total U.S. Treasury Obligations (Cost $505,703,836)			506,568,557

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(g),(h)	79,937,301	79,937,301
Total Money Market Funds (Cost $79,929,307)		79,937,301
Total Investments (Cost: $4,315,321,681)		4,376,824,843
Other Assets & Liabilities, Net		(363,940,332)
Net Assets		4,012,884,511

At June 30, 2017, securities and/or cash totaling $3,261,645 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	9/21/2017	8,073,403,718 CLP	12,072,379 USD	—	(61,535)
JPMorgan	9/21/2017	4,897,407 EUR	5,545,535 USD	—	(71,509)
JPMorgan	9/21/2017	3,472,225,834 HUF	12,718,352 USD	—	(165,165)
JPMorgan	9/21/2017	39,504,932 USD	143,707,091 TRY	427,093	—
UBS	9/21/2017	9,369,536 GBP	12,184,688 USD	—	(48,608)
Total				427,093	(346,817)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	40	USD	6,147,500	09/2017	2,408	—
U.S. Treasury 2-Year Note	1,000	USD	216,109,376	09/2017	—	(330,235)
U.S. Treasury 5-Year Note	400	USD	47,134,375	09/2017	—	(129,364)
Total			269,391,251		2,408	(459,599)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(850)	USD	(114,590,625)	09/2017	99,392	—
Cleared credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	3.106	USD	19,800,000	309,700	—
Goldman Sachs	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	3.390	USD	20,000,000	107,383	—
Total							417,083	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $670,848,970, which represents 16.72% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a security purchased on a forward commitment basis.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	67

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	30,179,932	664,758,040	(615,000,671)	79,937,301	(868)	276,634	79,937,301
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	195,823,975	—	—	195,823,975
Commercial Mortgage-Backed Securities - Non-Agency	—	311,262,939	23,264,011	—	334,526,950
Corporate Bonds & Notes	—	1,589,983,749	—	—	1,589,983,749
Foreign Government Obligations	—	152,573,784	—	—	152,573,784
Inflation-Indexed Bonds	—	172,008,621	—	—	172,008,621
Municipal Bonds	—	58,760,528	—	—	58,760,528
Residential Mortgage-Backed Securities - Agency	—	912,071,695	—	—	912,071,695
Residential Mortgage-Backed Securities - Non-Agency	—	314,232,323	16,260,918	—	330,493,241
U.S. Government & Agency Obligations	—	44,076,442	—	—	44,076,442
U.S. Treasury Obligations	506,568,557	—	—	—	506,568,557
Money Market Funds	—	—	—	79,937,301	79,937,301
Total Investments	506,568,557	3,750,794,056	39,524,929	79,937,301	4,376,824,843
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	427,093	—	—	427,093
Futures Contracts	101,800	—	—	—	101,800
Swap Contracts	—	417,083	—	—	417,083
Liability
Forward Foreign Currency Exchange Contracts	—	(346,817)	—	—	(346,817)
Futures Contracts	(459,599)	—	—	—	(459,599)
Total	506,210,758	3,751,291,415	39,524,929	79,937,301	4,376,964,403
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	69

Portfolio of Investments
Variable Portfolio – CenterSquare Real Estate Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 1.7%
Hotels, Restaurants & Leisure 1.7%
Hotels, Resorts & Cruise Lines 1.7%
Hilton Worldwide Holdings, Inc.	123,600	7,644,660
Total Consumer Discretionary		7,644,660
Real Estate 97.2%
Equity Real Estate Investment Trusts (REITS) 97.2%
Diversified REITs 3.8%
PS Business Parks, Inc.	24,410	3,231,640
STORE Capital Corp.	420,765	9,446,174
Washington Real Estate Investment Trust	115,047	3,669,999
Total		16,347,813
Health Care REITs 11.5%
HCP, Inc.	492,130	15,728,475
Healthcare Realty Trust, Inc.	46,370	1,583,536
Healthcare Trust of America, Inc., Class A	285,730	8,889,060
Medical Properties Trust, Inc.	361,200	4,648,644
Omega Healthcare Investors, Inc.	83,360	2,752,547
Ventas, Inc.	69,850	4,853,178
Welltower, Inc.	155,500	11,639,175
Total		50,094,615
Hotel & Resort REITs 4.3%
Chesapeake Lodging Trust	162,842	3,984,744
DiamondRock Hospitality Co.	188,200	2,060,790
Host Hotels & Resorts, Inc.	483,110	8,826,420
Sunstone Hotel Investors, Inc.	244,660	3,943,919
Total		18,815,873
Industrial REITs 9.1%
DCT Industrial Trust, Inc.	31,980	1,709,011
Duke Realty Corp.	290,390	8,116,400
First Industrial Realty Trust, Inc.	81,330	2,327,665
ProLogis, Inc.	370,040	21,699,146
STAG Industrial, Inc.	213,560	5,894,256
Total		39,746,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 18.4%
Alexandria Real Estate Equities, Inc.	81,420	9,808,667
Boston Properties, Inc.	141,700	17,431,934
Columbia Property Trust, Inc.	167,030	3,738,131
Cousins Properties, Inc.	310,750	2,731,493
Douglas Emmett, Inc.	336,680	12,864,543
Highwoods Properties, Inc.	181,420	9,199,808
Mack-Cali Realty Corp.	203,650	5,527,061
Parkway, Inc.	113,714	2,602,914
Vornado Realty Trust	174,260	16,363,014
Total		80,267,565
Residential REITs 20.2%
American Homes 4 Rent, Class A	189,270	4,271,824
Apartment Investment & Management Co., Class A	149,410	6,420,148
AvalonBay Communities, Inc.	100,270	19,268,886
Colony Starwood Homes	359,400	12,331,014
Education Realty Trust, Inc.	109,320	4,236,150
Equity Residential	91,500	6,023,445
Essex Property Trust, Inc.	54,630	14,054,660
Invitation Homes, Inc.	116,781	2,525,973
Sun Communities, Inc.	77,224	6,771,772
UDR, Inc.	302,170	11,775,565
Total		87,679,437
Retail REITs 15.5%
DDR Corp.	441,480	4,004,224
General Growth Properties, Inc.	428,170	10,087,685
Kimco Realty Corp.	344,080	6,313,868
Macerich Co. (The)	70,790	4,110,067
Regency Centers Corp.	157,141	9,843,312
Simon Property Group, Inc.	183,340	29,657,079
Weingarten Realty Investors	117,260	3,529,526
Total		67,545,761

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – CenterSquare Real Estate Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 14.4%
CubeSmart	630,610	15,159,864
CyrusOne, Inc.	163,310	9,104,532
Digital Realty Trust, Inc.	31,760	3,587,292
Equinix, Inc.	59,060	25,346,190
Public Storage	45,490	9,486,030
Total		62,683,908
Total Equity Real Estate Investment Trusts (REITS)		423,181,450
Total Real Estate		423,181,450
Total Common Stocks (Cost: $432,963,374)		430,826,110

Money Market Funds 1.3%
Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(b)	5,579,045	5,579,045
Total Money Market Funds (Cost: $5,578,557)		5,579,045
Total Investments (Cost $438,541,931)		436,405,155
Other Assets & Liabilities, Net		(1,015,075)
Net Assets		$435,390,080

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	6,686,172	41,760,080	(42,867,207)	5,579,045	(562)	22,187	5,579,045
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	71

Portfolio of Investments   (continued)
Variable Portfolio – CenterSquare Real Estate Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	7,644,660	—	—	—	7,644,660
Real Estate	423,181,450	—	—	—	423,181,450
Total Common Stocks	430,826,110	—	—	—	430,826,110
Money Market Funds	—	—	—	5,579,045	5,579,045
Total Investments	430,826,110	—	—	5,579,045	436,405,155
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 0.4%
Domino’s Pizza Enterprises Ltd.	12,124	485,150
Belgium 0.8%
Melexis NV	10,228	839,929
Brazil 0.5%
Odontoprev SA	148,100	520,355
Cambodia 0.8%
NagaCorp Ltd.	1,537,000	807,274
Canada 4.9%
AG Growth International, Inc.	26,487	1,178,925
Boardwalk Real Estate Investment Trust	20,427	749,001
CAE, Inc.	55,431	955,766
ShawCor Ltd.	22,521	459,867
Tahoe Resources, Inc.	57,212	493,237
Uni-Select, Inc.	24,801	598,988
Vermilion Energy, Inc.	23,589	748,343
Total		5,184,127
Cayman Islands 1.8%
Netshoes Cayman Ltd.(a)	46,764	889,919
Silicon Motion Technology Corp., ADR	21,688	1,046,012
Total		1,935,931
China 1.5%
51job, Inc., ADR(a)	18,035	806,706
China Medical System Holdings Ltd.	445,000	769,434
Total		1,576,140
Denmark 2.2%
SimCorp AS	28,995	1,756,531
William Demant Holding AS(a)	21,380	553,354
Total		2,309,885
Finland 1.6%
Munksjo OYJ	31,534	641,095
Tikkurila OYJ	50,573	1,093,433
Total		1,734,528
France 1.6%
Akka Technologies	10,547	545,816
Elior Group	40,000	1,162,251
Total		1,708,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 7.5%
AURELIUS Equity Opportunities SE & Co. KGaA	28,210	1,515,470
CTS Eventim AG & Co. KGaA	14,092	623,205
Deutsche Beteiligungs AG	32,204	1,435,777
Nemetschek SE	19,642	1,462,703
Norma Group SE	17,881	929,441
Stroeer SE & Co. KGaA	24,597	1,473,221
Vapiano SE(a)	20,000	520,820
Total		7,960,637
Hong Kong 1.0%
Vitasoy International Holdings Ltd.	500,000	1,029,171
India 3.5%
Amara Raja Batteries Ltd.(a)	55,202	716,884
Care Ratings Ltd.	23,826	590,396
GRUH Finance Ltd.	134,008	922,865
TVS Motor Co., Ltd.	116,195	986,525
United Breweries Ltd.	46,190	558,341
Total		3,775,011
Indonesia 1.3%
PT Link Net Tbk	1,426,300	553,825
PT Media Nusantara Citra Tbk(a)	4,154,420	572,719
PT Tower Bersama Infrastructure Tbk	472,700	239,884
Total		1,366,428
Ireland 0.6%
UDG Healthcare PLC	58,725	662,372
Italy 2.6%
Brembo SpA	112,543	1,646,610
Industria Macchine Automatiche SpA	12,000	1,102,631
Total		2,749,241
Japan 19.6%
Aeon Credit Service Co., Ltd.	37,800	802,196
Aeon Mall Co., Ltd.	80,300	1,586,483
Aica Kogyo Co., Ltd.	26,400	806,132
Asahi Intecc Co., Ltd.	18,400	837,276
CyberAgent, Inc.	29,400	913,064
Daiseki Co., Ltd.	29,300	651,914
DIP Corp.	5,100	103,748
Glory Ltd.	24,300	798,098

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	73

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hikari Tsushin, Inc.	11,900	1,253,734
Istyle, Inc.	103,800	822,525
Milbon Co., Ltd.	22,000	1,236,964
MonotaRO Co., Ltd	28,900	933,972
Nakanishi, Inc.	15,000	608,386
NGK Spark Plug Co., Ltd.	34,100	730,440
Nihon M&A Center, Inc.	13,400	490,499
Nippon Shinyaku Co., Ltd.	9,500	608,135
Nissan Chemical Industries Ltd.	21,500	712,443
NOF Corp.	68,000	867,931
OSG Corp.	24,000	490,025
Otsuka Corp.	11,800	734,008
Persol Holdings Co., Ltd.	49,200	924,379
Seria Co., Ltd.	12,600	608,732
Seven Bank Ltd.	254,500	912,499
Sohgo Security Services Co., Ltd.	23,200	1,047,250
Ushio, Inc.	49,200	620,994
Yonex Co., Ltd.	88,100	796,821
Total		20,898,648
Malta 1.4%
Kindred Group PLC	133,899	1,514,662
Mexico 1.3%
Grupo Aeroportuario del Centro Norte SAB de CV	130,700	787,207
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,934	617,313
Total		1,404,520
Netherlands 1.3%
Aalberts Industries NV	36,305	1,445,496
New Zealand 0.5%
Restaurant Brands New Zealand Ltd.	128,284	588,525
Norway 1.3%
Atea ASA	103,423	1,387,438
Philippines 1.0%
Melco Resorts And Entertainment Philippines Corp.(a)	2,530,800	438,492
Puregold Price Club, Inc.	683,700	603,623
Total		1,042,115
Singapore 0.7%
Mapletree Commercial Trust	662,578	767,614
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.5%
AECI Ltd.	64,997	528,025
Clicks Group Ltd.	57,556	615,925
Famous Brands Ltd.	47,441	456,913
Total		1,600,863
South Korea 4.8%
GS Retail Co., Ltd.	4,473	201,689
Koh Young Technology, Inc.	29,501	1,547,345
Korea Investment Holdings Co., Ltd.	17,515	1,073,279
Medy-Tox, Inc.	2,195	1,074,891
Modetour Network, Inc.	43,160	1,193,912
Total		5,091,116
Spain 3.1%
Bolsas y Mercados Españoles SHMSF SA	15,362	554,708
Hispania Activos Inmobiliarios SOCIMI SA	66,707	1,102,841
Prosegur Cia de Seguridad SA, Registered Shares	107,000	695,375
Viscofan SA	15,557	920,404
Total		3,273,328
Sweden 4.1%
Byggmax Group AB	122,128	887,906
NetEnt AB	66,707	583,163
Recipharm AB, B Shares(a)	71,789	1,048,114
Sweco AB, Class B	45,532	1,125,775
Trelleborg AB, Class B	33,638	767,812
Total		4,412,770
Switzerland 1.0%
Inficon Holding AG	2,080	1,024,924
Taiwan 3.0%
Basso Industry Corp.	272,000	760,107
Silergy Corp.	80,500	1,550,021
Voltronic Power Technology Corp.	53,691	883,715
Total		3,193,843
Thailand 1.5%
Beauty Community PCL(a)	1,750,900	556,044
Home Product Center PCL, Foreign Registered Shares	1,930,400	545,091
Tisco Financial Group PCL	245,400	548,793
Total		1,649,928

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.6%
Logo Yazilim Sanayi Ve Ticaret AS(a)	35,460	594,620
United Kingdom 16.9%
Assura PLC	926,246	769,676
Big Yellow Group PLC	179,424	1,850,831
Connect Group PLC	333,538	489,805
Domino’s Pizza Group PLC	193,851	742,042
DS Smith PLC	172,907	1,066,560
Halma PLC	121,408	1,739,406
Hastings Group Holdings PLC	463,283	1,894,081
JD Sports Fashion PLC	99,000	451,299
LivaNova PLC(a)	17,740	1,085,865
Ocado Group PLC(a)	178,209	671,721
Polypipe Group PLC	303,747	1,512,437
PureCircle Ltd.(a)	127,318	630,136
Rightmove PLC	28,000	1,549,915
Shaftesbury PLC	62,663	793,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirax-Sarco Engineering PLC	21,927	1,527,896
WH Smith PLC	53,040	1,184,755
Total		17,960,135
United States 0.7%
Ultragenyx Pharmaceutical, Inc.(a)	12,462	774,015
Total Common Stocks (Cost $88,926,866)		103,268,806

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	2,911,703	2,911,703
Total Money Market Funds (Cost $2,911,608)		2,911,703
Total Investments (Cost $91,838,474)		106,180,509
Other Assets & Liabilities, Net		362,183
Net Assets		$106,542,692

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	1,658,199	18,229,725	(16,976,221)	2,911,703	(224)	11,630	2,911,703
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	75

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	485,150	—	—	485,150
Belgium	—	839,929	—	—	839,929
Brazil	520,355	—	—	—	520,355
Cambodia	—	807,274	—	—	807,274
Canada	5,184,127	—	—	—	5,184,127
Cayman Islands	1,935,931	—	—	—	1,935,931
China	806,706	769,434	—	—	1,576,140
Denmark	—	2,309,885	—	—	2,309,885
Finland	—	1,734,528	—	—	1,734,528
France	—	1,708,067	—	—	1,708,067
Germany	—	7,960,637	—	—	7,960,637
Hong Kong	—	1,029,171	—	—	1,029,171
India	—	3,775,011	—	—	3,775,011
Indonesia	—	1,366,428	—	—	1,366,428
Ireland	—	662,372	—	—	662,372
Italy	—	2,749,241	—	—	2,749,241
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Japan	—	20,898,648	—	—	20,898,648
Malta	—	1,514,662	—	—	1,514,662
Mexico	1,404,520	—	—	—	1,404,520
Netherlands	—	1,445,496	—	—	1,445,496
New Zealand	—	588,525	—	—	588,525
Norway	—	1,387,438	—	—	1,387,438
Philippines	—	1,042,115	—	—	1,042,115
Singapore	—	767,614	—	—	767,614
South Africa	—	1,600,863	—	—	1,600,863
South Korea	—	5,091,116	—	—	5,091,116
Spain	—	3,273,328	—	—	3,273,328
Sweden	—	4,412,770	—	—	4,412,770
Switzerland	—	1,024,924	—	—	1,024,924
Taiwan	—	3,193,843	—	—	3,193,843
Thailand	—	1,649,928	—	—	1,649,928
Turkey	—	594,620	—	—	594,620
United Kingdom	1,085,865	16,874,270	—	—	17,960,135
United States	774,015	—	—	—	774,015
Total Common Stocks	11,711,519	91,557,287	—	—	103,268,806
Money Market Funds	—	—	—	2,911,703	2,911,703
Total Investments	11,711,519	91,557,287	—	2,911,703	106,180,509
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	77

Portfolio of Investments
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 6.5%
Aurizon Holdings Ltd.	617,474	2,543,326
Australia and New Zealand Banking Group Ltd.	765,441	16,894,576
Bank of Queensland Ltd.	70,056	616,367
Bendigo & Adelaide Bank Ltd.	257,509	2,192,067
BHP Billiton Ltd.	1,516,066	27,022,236
BHP Billiton Ltd., ADR	101,907	3,626,870
BlueScope Steel Ltd.	120,159	1,216,496
Boral Ltd.	620,840	3,314,802
Fortescue Metals Group Ltd.	1,423,473	5,698,298
Incitec Pivot Ltd.	802,476	2,104,872
LendLease Group	102,565	1,312,689
National Australia Bank Ltd.	21,507	489,251
Newcrest Mining Ltd.	333,125	5,170,019
Origin Energy Ltd.(a)	723,564	3,815,141
QBE Insurance Group Ltd.	408,034	3,703,513
Rio Tinto Ltd.	38,337	1,863,126
Santos Ltd.(a)	1,196,416	2,782,663
South32 Ltd.	1,569,231	3,231,842
South32 Ltd., ADR	31,453	323,651
Star Entertainment Group Ltd. (The)	208,588	809,586
Suncorp Group Ltd.	374,180	4,261,911
Tatts Group Ltd.	92,360	296,702
Woodside Petroleum Ltd.	636,196	14,593,736
Total		107,883,740
Austria 0.1%
OMV AG	25,700	1,333,665
Belgium 0.9%
Ageas	97,010	3,906,806
KBC Group NV	56,957	4,320,197
Solvay SA	41,161	5,523,913
UCB SA	17,518	1,205,093
Total		14,956,009
Denmark 1.9%
AP Moller - Maersk A/S, Class A	1,833	3,499,688
AP Moller - Maersk A/S, Class B	2,830	5,690,124
Carlsberg A/S, Class B	49,567	5,295,237
Danske Bank A/S	93,041	3,578,528
Common Stocks (continued)
Issuer	Shares	Value ($)
DSV A/S	75,484	4,637,785
ISS A/S	87,856	3,450,625
Vestas Wind Systems A/S	63,235	5,837,510
Total		31,989,497
Finland 1.1%
Fortum OYJ	203,581	3,192,499
Stora Enso OYJ, Class R	459,813	5,939,732
UPM-Kymmene OYJ	336,711	9,598,976
Total		18,731,207
France 10.7%
AXA SA	90,991	2,489,012
BNP Paribas SA	295,742	21,300,509
Bollore SA	278,871	1,267,998
Bouygues SA	108,687	4,583,131
Casino Guichard Perrachon SA	37,370	2,213,495
Cie de Saint-Gobain	73,468	3,925,378
Cie Generale des Etablissements Michelin	14,253	1,894,883
CNP Assurances	124,419	2,793,076
Credit Agricole SA	259,825	4,179,851
Electricite de France SA	122,155	1,322,922
Engie SA	862,887	13,023,992
Natixis SA	201,159	1,350,262
Orange SA	1,134,294	17,994,960
Peugeot SA	425,485	8,487,423
Renault SA	169,899	15,378,469
SCOR SE	82,148	3,256,677
Societe Generale SA	411,399	22,136,011
STMicroelectronics NV	423,156	6,075,175
Total SA	844,616	41,756,088
Vivendi SA	134,470	2,993,369
Total		178,422,681
Germany 8.5%
Allianz SE, Registered Shares	137,087	26,993,335
Bayerische Motoren Werke AG	217,491	20,190,543
Commerzbank AG(a)	461,923	5,502,714
Daimler AG, Registered Shares	527,311	38,165,728
Deutsche Bank AG, Registered Shares	450,290	7,984,485
Deutsche Bank AG, Registered Shares	82,065	1,459,936

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Lufthansa AG, Registered Shares	218,589	4,974,503
E.ON SE	36,786	346,541
Fraport AG Frankfurt Airport Services Worldwide	11,462	1,011,959
Fresenius Medical Care AG & Co. KGaA	18,741	1,801,661
Hannover Rueckversicherung AG	8,448	1,012,650
HeidelbergCement AG	86,649	8,377,483
Linde AG	14,719	2,787,314
Metro AG	167,433	5,651,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,973	6,447,244
Talanx AG	43,989	1,642,914
Telefonica Deutschland Holding AG	278,615	1,391,576
Uniper SE	165,242	3,101,796
Volkswagen AG	21,503	3,333,972
Total		142,178,261
Hong Kong 3.0%
Cathay Pacific Airways Ltd.	998,000	1,549,142
CK Hutchison Holdings Ltd.	945,768	11,868,959
FIH Mobile Ltd.	133,000	41,059
Guoco Group Ltd.	1,000	11,467
Hang Lung Group Ltd.	594,000	2,457,732
Hang Lung Properties Ltd.	1,090,000	2,724,070
Henderson Land Development Co., Ltd.	95,925	534,866
Hopewell Holdings Ltd.	200,500	763,675
Kerry Properties Ltd.	416,000	1,412,481
MTR Corp.	197,416	1,110,926
New World Development Co., Ltd.	3,853,718	4,884,946
NWS Holdings Ltd.	658,296	1,294,661
Shangri-La Asia Ltd.	738,000	1,251,512
Sino Land Co., Ltd.	118,598	194,309
Sun Hung Kai Properties Ltd.	472,476	6,940,755
Swire Pacific Ltd., Class A	438,000	4,275,606
Swire Pacific Ltd., Class B	510,000	892,158
Wharf Holdings Ltd. (The)	158,000	1,307,400
Wheelock & Co., Ltd.	684,000	5,159,140
Yue Yuen Industrial Holdings Ltd.	162,000	671,894
Total		49,346,758
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.4%
Bank of Ireland(a)	10,702,889	2,811,589
CRH PLC	69,274	2,450,782
CRH PLC, ADR	53,470	1,896,581
Paddy Power Betfair PLC	255	27,223
Total		7,186,175
Israel 0.5%
Bank Hapoalim BM	540,665	3,645,796
Bank Leumi Le-Israel BM	720,740	3,501,721
Mizrahi Tefahot Bank Ltd.	47,591	865,309
Teva Pharmaceutical Industries Ltd., ADR	3,676	122,117
Total		8,134,943
Italy 1.0%
Fiat Chrysler Automobiles NV(a)	161,203	1,699,409
Mediobanca SpA	311,573	3,074,656
Telecom Italia SpA(a)	571,520	527,431
UniCredit SpA(a)	610,372	11,398,177
Total		16,699,673
Japan 24.3%
Aeon Co., Ltd.	184,000	2,798,568
Aisin Seiki Co., Ltd.	44,300	2,277,313
Alfresa Holdings Corp.	40,100	775,258
Amada Holdings Co., Ltd.	31,600	366,550
Aoyama Trading Co., Ltd.	2,800	99,946
Asahi Glass Co., Ltd.	154,600	6,529,197
Asahi Kasei Corp.	156,000	1,682,977
Bank of Kyoto Ltd. (The)	115,000	1,089,747
Canon Marketing Japan, Inc.	26,800	610,940
Chiba Bank Ltd. (The)	267,000	1,943,071
Chugoku Bank Ltd. (The)	51,000	765,683
Citizen Watch Co., Ltd.	223,000	1,569,108
Coca-Cola Bottlers Japan, Inc.	28,525	825,959
COMSYS Holdings Corp.	19,000	392,298
Concordia Financial Group Ltd.	496,000	2,513,920
Credit Saison Co., Ltd.	32,800	642,255
Dai Nippon Printing Co., Ltd.	218,000	2,428,510
Daido Steel Co., Ltd.	37,000	213,361
Dai-ichi Life Holdings, Inc.	226,200	4,105,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	79

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiwa Securities Group, Inc.	32,000	190,551
Denka Co., Ltd.	185,000	957,341
Denso Corp.	20,800	882,713
DIC Corp.	32,100	1,159,821
Ebara Corp.	52,600	1,465,530
Fuji Media Holdings, Inc.	11,100	151,318
FUJIFILM Holdings Corp.	158,900	5,729,531
Fukuoka Financial Group, Inc.	326,000	1,555,415
Furukawa Electric Co., Ltd.	9,900	441,395
Glory Ltd.	16,800	551,771
Gunma Bank Ltd. (The)	114,000	686,477
H2O Retailing Corp.	53,300	972,468
Hachijuni Bank Ltd. (The)	126,000	802,818
Hankyu Hanshin Holdings, Inc.	106,200	3,825,886
Heiwa Corp.	11,800	263,430
Hiroshima Bank Ltd. (The)	161,000	716,678
Hitachi Capital Corp.	30,500	735,452
Hitachi Chemical Co., Ltd.	63,500	1,903,769
Hitachi Construction Machine Co., Ltd.	58,800	1,479,181
Hitachi Ltd.	2,518,000	15,525,212
Hitachi Metals Ltd.	141,200	1,970,076
Hitachi Transport System Ltd	20,800	490,482
Hokuhoku Financial Group, Inc.	36,100	577,447
Honda Motor Co., Ltd.	849,700	23,280,151
House Foods Group, Inc.	20,800	521,807
Ibiden Co., Ltd.	82,900	1,433,725
Idemitsu Kosan Co., Ltd.	42,100	1,197,690
IHI Corp.(a)	159,000	543,364
Iida Group Holdings Co., Ltd.	63,400	1,058,241
Inpex Corp.	460,300	4,444,410
Isetan Mitsukoshi Holdings Ltd.	97,400	979,864
ITOCHU Corp.	308,000	4,585,790
Iyo Bank Ltd. (The)	77,600	644,595
J Front Retailing Co., Ltd.	183,300	2,824,738
JFE Holdings, Inc.	321,700	5,601,308
JSR Corp.	41,200	713,223
JTEKT Corp.	161,100	2,370,642
JX Holdings, Inc.	846,100	3,702,121
Kamigumi Co., Ltd.	103,000	1,082,718
Common Stocks (continued)
Issuer	Shares	Value ($)
Kaneka Corp.	193,000	1,477,116
Kawasaki Heavy Industries Ltd.	75,000	223,247
Kawasaki Kisen Kaisha Ltd.(a)	453,000	1,091,379
Kinden Corp.	26,800	432,697
Kobe Steel Ltd.(a)	206,500	2,129,270
Konica Minolta, Inc.	374,000	3,120,228
K’s Holdings Corp.	40,400	789,902
Kuraray Co., Ltd.	273,000	4,971,069
Kyocera Corp.	54,700	3,179,204
Kyushu Financial Group, Inc.	52,800	334,569
LIXIL Group Corp.	129,600	3,248,438
Marubeni Corp.	777,900	5,039,745
Mazda Motor Corp.	444,700	6,247,544
Mebuki Financial Group, Inc.	122,850	458,690
Medipal Holdings Corp.	53,600	993,855
Mitsubishi Chemical Holdings Corp.	507,200	4,225,866
Mitsubishi Corp.	244,100	5,131,231
Mitsubishi Gas Chemical Co., Inc.	97,800	2,077,214
Mitsubishi Heavy Industries Ltd.	1,582,000	6,513,344
Mitsubishi Logistics Corp.	24,000	320,241
Mitsubishi Materials Corp.	85,900	2,606,757
Mitsubishi UFJ Financial Group, Inc.	3,240,800	21,859,353
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	2,000,944
Mitsui & Co., Ltd.	327,100	4,682,710
Mitsui Chemicals, Inc.	533,000	2,838,424
Mitsui OSK Lines Ltd.	589,000	1,739,259
Mizuho Financial Group, Inc.	5,450,900	9,994,082
MS&AD Insurance Group Holdings, Inc.	73,300	2,472,314
NEC Corp.	2,162,000	5,747,468
NH Foods Ltd.	55,000	1,673,105
NHK Spring Co., Ltd.	130,800	1,380,987
Nikon Corp.	125,000	2,003,644
Nippo Corp.	34,000	684,268
Nippon Electric Glass Co., Ltd.	31,200	1,138,101
Nippon Express Co., Ltd.	647,000	4,060,033
Nippon Paper Industries Co., Ltd.	66,000	1,352,928
Nippon Shokubai Co., Ltd.	17,600	1,136,841
Nippon Steel & Sumitomo Metal Corp.	365,300	8,277,967
Nippon Yusen KK(a)	1,273,000	2,379,858

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nissan Motor Co., Ltd.	1,204,800	12,029,848
Nisshinbo Holdings, Inc.	61,000	620,666
NOK Corp.	67,600	1,435,125
Nomura Holdings, Inc.	171,000	1,031,206
Nomura Real Estate Holdings, Inc.	72,800	1,432,680
NTN Corp.	202,000	939,982
Obayashi Corp.	146,000	1,720,191
Oji Holdings Corp.	638,000	3,303,242
ORIX Corp.	293,500	4,566,819
Resona Holdings, Inc.	989,550	5,466,088
Ricoh Co., Ltd.	608,700	5,392,244
Rohm Co., Ltd.	19,900	1,534,318
Sankyo Co., Ltd.	15,700	533,334
SBI Holdings, Inc.	83,700	1,138,205
Sega Sammy Holdings, Inc.	13,100	176,617
Seino Holdings Corp.	62,000	826,549
Sekisui House Ltd.	127,100	2,246,315
Shinsei Bank Ltd.	575,000	1,007,263
Shizuoka Bank Ltd. (The)	138,000	1,251,568
Sojitz Corp.	524,100	1,290,167
Sompo Holdings, Inc.	15,700	609,393
Sumitomo Chemical Co., Ltd.	1,182,000	6,831,721
Sumitomo Corp.	206,900	2,698,012
Sumitomo Electric Industries Ltd.	593,300	9,178,595
Sumitomo Forestry Co., Ltd.	81,100	1,277,521
Sumitomo Heavy Industries Ltd.	287,000	1,904,426
Sumitomo Metal Mining Co., Ltd.	236,000	3,154,396
Sumitomo Mitsui Financial Group, Inc.	469,600	18,335,280
Sumitomo Mitsui Trust Holdings, Inc.	84,800	3,045,956
Sumitomo Rubber Industries Ltd.	140,000	2,370,973
Suzuken Co., Ltd.	31,240	1,039,920
T&D Holdings, Inc.	290,400	4,440,838
Taiheiyo Cement Corp.	598,000	2,186,906
Takashimaya Co., Ltd.	154,000	1,469,173
TDK Corp.	87,000	5,750,867
Teijin Ltd.	117,200	2,261,619
THK Co., Ltd.	48,500	1,382,212
Tokai Rika Co., Ltd.	29,900	553,163
Tokio Marine Holdings, Inc.	3,000	124,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Broadcasting System Holdings, Inc.	6,900	122,390
Toppan Printing Co., Ltd.	206,000	2,265,179
Tosoh Corp.	345,000	3,555,645
Toyo Seikan Group Holdings Ltd.	65,700	1,112,222
Toyoda Gosei Co., Ltd.	49,300	1,181,299
Toyota Industries Corp.	35,100	1,856,450
Toyota Motor Corp.	150,174	7,893,671
Toyota Motor Corp., ADR	1,076	113,001
Toyota Tsusho Corp.	128,100	3,851,427
Ube Industries Ltd.	267,000	689,209
Yamada Denki Co., Ltd.	401,400	1,995,779
Yamaguchi Financial Group, Inc.	82,000	993,185
Yokohama Rubber Co., Ltd. (The)	75,400	1,520,002
Zeon Corp.	16,000	171,258
Total		403,562,507
Luxembourg 0.3%
ArcelorMittal (a)	237,169	5,379,726
Netherlands 2.6%
Aegon NV	491,501	2,509,875
Akzo Nobel NV	22,303	1,938,268
Coca-Cola European Partners PLC	289	11,734
Gemalto NV	6,348	381,007
ING Groep NV	1,051,946	18,142,344
Koninklijke Ahold Delhaize NV	305,310	5,837,401
Koninklijke DSM NV	76,856	5,586,386
Koninklijke Philips NV	186,509	6,623,894
NN Group NV	63,270	2,248,850
Total		43,279,759
New Zealand 0.1%
Auckland International Airport Ltd.	64,079	334,825
Fletcher Building Ltd.	284,555	1,666,328
Fonterra Co-operative Group Ltd.	13,365	58,763
Total		2,059,916
Norway 0.6%
DNB ASA	201,416	3,425,791
Norsk Hydro ASA	350,117	1,940,819
Statoil ASA	67,470	1,118,477
Storebrand ASA	148,298	1,023,143

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	81

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Subsea 7 SA	80,532	1,083,245
Yara International ASA	22,014	826,901
Total		9,418,376
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(b)	533,756	18,289
EDP Renovaveis SA	114,029	906,848
Total		925,137
Singapore 1.0%
CapitaLand Ltd.	688,100	1,748,476
City Developments Ltd.	239,800	1,867,950
DBS Group Holdings Ltd.	40,861	614,990
Frasers Centrepoint Ltd.	88,900	121,407
Golden Agri-Resources Ltd.	3,841,000	1,046,200
Hutchison Port Holdings Trust	3,346,800	1,437,939
Keppel Corp., Ltd.	954,500	4,358,899
Olam International Ltd.	61,700	87,408
SembCorp Industries Ltd.	464,000	1,037,292
Singapore Airlines Ltd.	367,500	2,700,849
UOL Group Ltd.	149,189	827,763
Wilmar International Ltd.	68,000	165,400
Total		16,014,573
Spain 4.2%
Banco de Sabadell SA	1,972,020	4,006,917
Banco Santander SA	8,031,388	53,130,289
CaixaBank SA	142,253	679,142
Iberdrola SA	346,012	2,739,904
Repsol SA	636,174	9,736,519
Total		70,292,771
Sweden 2.6%
Boliden AB	363,429	9,917,543
Essity AB, Class A(a)	12,348	338,281
Essity AB, Class B(a)	108,139	2,958,686
Millicom International Cellular SA, SDR	10,211	603,107
Nordea Bank AB	864,788	11,003,985
Saab AB, Class B	3,486	172,134
Skandinaviska Enskilda Banken AB, Class A	231,256	2,797,131
Svenska Cellulosa AB SCA, Class A	12,348	106,995
Svenska Cellulosa AB, Class B	108,139	818,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Tele2 AB, Class B	60,553	633,942
Telefonaktiebolaget LM Ericsson	4,557	32,238
Telefonaktiebolaget LM Ericsson, Class B	1,002,250	7,167,681
Telia Co. AB	1,482,770	6,827,145
Total		43,377,160
Switzerland 8.5%
Adecco Group AG, Registered Shares	128,304	9,754,262
Baloise Holding AG, Registered Shares	26,347	4,071,984
Cie Financiere Richemont SA, Class A, Registered Shares	144,284	11,886,991
Clariant AG, Registered Shares	284,151	6,258,493
Credit Suisse Group AG, Registered Shares	391,997	5,665,949
Dufry AG, Registered Shares(a)	22,922	3,755,393
Flughafen Zurich AG, Registered Shares	3,142	771,328
Helvetia Holding AG	244	139,570
Julius Baer Group Ltd.	56,932	2,995,327
LafargeHolcim Ltd., Registered Shares	211,080	12,084,985
Novartis AG, Registered Shares	319,574	26,595,062
Swatch Group AG (The)	26,722	9,867,828
Swatch Group AG (The), Registered Shares	37,823	2,763,063
Swiss Life Holding AG, Registered Shares	9,366	3,160,744
Swiss Re AG	139,648	12,764,780
UBS AG	756,661	12,814,866
UBS Group AG, Registered Shares	62,395	1,059,467
Zurich Insurance Group AG	50,637	14,738,541
Total		141,148,633
United Kingdom 18.8%
Anglo American PLC(a)	776,984	10,362,701
Antofagasta PLC	270,996	2,821,904
Barclays Bank PLC	4,199,939	11,090,849
Barclays Bank PLC, ADR	117,884	1,248,392
Barratt Developments PLC	180,010	1,321,148
BHP Billiton PLC, ADR	45,867	1,410,869
BP PLC	49,625	286,200
BP PLC, ADR	1,169,994	40,540,292
Carnival PLC, ADR	15,928	1,053,159
Glencore PLC	6,830,842	25,551,689
HSBC Holdings PLC, ADR	1,045,848	48,516,889
J Sainsbury PLC	1,589,428	5,210,567

The accompanying Notes to Financial Statements are an integral part of this statement.
82	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kingfisher PLC	941,951	3,689,119
Lloyds Banking Group PLC	14,960,621	12,889,629
Lloyds Banking Group PLC, ADR	379,855	1,340,888
Pearson PLC	101,366	912,947
Pearson PLC, ADR	124,352	1,115,437
Royal Bank of Scotland Group PLC(a)	177,084	570,150
Royal Bank of Scotland Group PLC, ADR(a)	370,125	2,416,916
Royal Dutch Shell PLC, ADR, Class A	673,089	35,801,604
Royal Dutch Shell PLC, ADR, Class B	597,642	32,529,654
Royal Dutch Shell PLC, Class A	399,552	10,603,250
Royal Mail PLC	349,635	1,918,069
Standard Chartered PLC(a)	498,488	5,046,014
Vodafone Group PLC	19,438,554	55,129,374
Total		313,377,710
Total Common Stocks (Cost $1,525,923,959)		1,625,698,877

Preferred Stocks 1.3%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.3%
BMW AG	—	24,443	2,015,090
Porsche Automobil Holding SE	—	48,915	2,748,159
Volkswagen AG	—	105,527	16,072,359
Total			20,835,608
Total Preferred Stocks (Cost $31,070,795)			20,835,608
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	9,740,967	9,740,967
Total Money Market Funds (Cost $9,740,291)		9,740,967
Total Investments (Cost $1,566,735,045)		1,656,275,452
Other Assets & Liabilities, Net		7,042,095
Net Assets		$1,663,317,547

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $18,289, which represents less than 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	7,944,436	162,242,072	(160,445,541)	9,740,967	(912)	28,410	9,740,967
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	83

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	3,950,521	103,933,219	—	—	107,883,740
Austria	—	1,333,665	—	—	1,333,665
Belgium	—	14,956,009	—	—	14,956,009
Denmark	—	31,989,497	—	—	31,989,497
Finland	—	18,731,207	—	—	18,731,207
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
France	—	178,422,681	—	—	178,422,681
Germany	1,459,936	140,718,325	—	—	142,178,261
Hong Kong	—	49,346,758	—	—	49,346,758
Ireland	1,896,581	5,289,594	—	—	7,186,175
Israel	122,117	8,012,826	—	—	8,134,943
Italy	—	16,699,673	—	—	16,699,673
Japan	113,001	403,449,506	—	—	403,562,507
Luxembourg	—	5,379,726	—	—	5,379,726
Netherlands	—	43,279,759	—	—	43,279,759
New Zealand	—	2,059,916	—	—	2,059,916
Norway	—	9,418,376	—	—	9,418,376
Portugal	—	906,848	18,289	—	925,137
Singapore	—	16,014,573	—	—	16,014,573
Spain	—	70,292,771	—	—	70,292,771
Sweden	—	43,377,160	—	—	43,377,160
Switzerland	1,059,467	140,089,166	—	—	141,148,633
United Kingdom	165,974,100	147,403,610	—	—	313,377,710
Total Common Stocks	174,575,723	1,451,104,865	18,289	—	1,625,698,877
Preferred Stocks
Germany	—	20,835,608	—	—	20,835,608
Total Preferred Stocks	—	20,835,608	—	—	20,835,608
Money Market Funds	—	—	—	9,740,967	9,740,967
Total Investments	174,575,723	1,471,940,473	18,289	9,740,967	1,656,275,452
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	85

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 1.9%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Nelson Education Ltd.(a),(b),(c)	167,955	0
Total Consumer Discretionary		0
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(b)	5,645	91,731
Total Financials		91,731
Health Care —%
Health Care Providers & Services —%
Millennium Health LLC(b)	16,788	30,689
Total Health Care		30,689
Industrials 1.5%
Commercial Services & Supplies 1.4%
IAP Worldwide Services, Inc.(a),(b),(d)	121	1,967,865
Machinery 0.1%
Ameriforge Group, Inc.(b)	5,874	199,716
Total Industrials		2,167,581
Information Technology 0.3%
Internet Software & Services 0.3%
Answers Corp.(b)	22,610	341,976
Total Information Technology		341,976
Utilities —%
Gas Utilities —%
Southcross Holding GP LLC(b),(c)	48	—
Southcross Holdings LP Class A-II(b)	48	28,440
Total		28,440
Total Utilities		28,440
Total Common Stocks (Cost $865,633)		2,660,417

Senior Loans 93.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 2.7%
Armor Holding II LLC(e),(f)
1st Lien Term Loan
06/26/2020	5.800%	610,446	611,209
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IAP Worldwide Services, Inc.(a),(e),(f),(g),(h)
1st Lien Term Loan
07/18/2018	6.250%	678,751	671,692
IAP Worldwide Services, Inc.(e),(f)
2nd Lien Term Loan
07/18/2019	8.000%	911,006	883,676
TransDigm, Inc.(e),(f)
Tranche D Term Loan
06/04/2021	4.292%	1,270,529	1,269,106
Tranche F Term Loan
06/09/2023	4.226%	140,684	140,396
Wesco Aircraft Hardware Corp.(e),(f)
Tranche A Term Loan
11/30/2020	4.230%	288,750	288,028
Total			3,864,107
Airlines 0.5%
Avolon Borrower 1 LLC(e),(f)
Tranche B2 Term Loan
03/21/2022	3.962%	650,000	653,803
Automotive 2.0%
American Axle & Manufacturing, Inc.(e),(f)
Tranche B Term Loan
04/06/2024	3.470%	495,000	490,050
Cooper-Standard Automotive, Inc.(e),(f)
Tranche B1 Term Loan
11/02/2023	3.546%	505,373	504,953
Dayco Products LLC(e),(f)
Term Loan
05/19/2023	6.178%	175,000	174,563
Federal-Mogul Corp.(e),(f)
Tranche C Term Loan
04/15/2021	4.927%	546,706	548,073
Gates Global LLC(e),(f)
Tranche B1 Term Loan
04/01/2024	4.546%	772,214	771,511
Sage Automotive Interiors, Inc.(e),(f)
Term Loan
11/08/2022	6.226%	298,500	299,992
Total			2,789,142
Banking 0.3%
NXT Capital, Inc.(e),(f)
Term Loan
11/23/2022	5.730%	373,250	378,382

The accompanying Notes to Financial Statements are an integral part of this statement.
86	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.3%
Aretec Group, Inc.(e),(f)
1st Lien Term Loan
11/23/2020	8.000%	193,448	196,350
2nd Lien Term Loan PIK
05/23/2021	2.000%	452,952	446,158
Guggenheim Partners Investment Management Holdings LLC(e),(f)
Tranche B Term Loan
07/21/2023	3.966%	1,013,930	1,019,253
LPL Holdings, Inc.(e),(f)
Term Loan
03/11/2024	3.825%	224,438	224,859
Total			1,886,620
Building Materials 2.0%
American Builders & Contractors Supply Co., Inc.(e),(f)
Tranche B1 Term Loan
10/31/2023	3.726%	399,000	399,798
CPG International LLC(e),(f)
Term Loan
05/05/2024	5.046%	293,933	295,221
Ply Gem Industries, Inc.(e),(f)
Term Loan
02/01/2021	4.296%	602,944	605,392
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
11/15/2023	3.976%	796,998	794,670
Summit Materials LLC(e),(f)
Term Loan
07/18/2022	3.976%	762,947	764,854
Total			2,859,935
Cable and Satellite 3.4%
Charter Communications Operating LLC(e),(f)
Tranche I1 Term Loan
01/15/2024	3.476%	296,250	297,195
CSC Holdings LLC(e),(f)
Term Loan
07/17/2025	3.459%	759,937	754,048
Radiate Holdco LLC(e),(f)
Term Loan
02/01/2024	4.226%	99,750	98,242
Telenet Financing LLC(e),(f)
Tranche AI Term Loan
06/30/2025	3.909%	375,000	375,049
06/30/2025	3.909%	100,000	100,013
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Telesat Canada(e),(f)
Tranche B4 Term Loan
11/17/2023	4.300%	719,572	722,659
UPC Financing Partnership(e),(f)
Term Loan
04/15/2025	3.909%	400,000	400,416
Virgin Media Bristol LLC(e),(f)
Tranche I Term Loan
01/31/2025	3.909%	1,550,000	1,549,612
Ziggo Secured Finance Partnership(e),(f)
Tranche E Term Loan
04/15/2025	3.659%	550,000	548,124
Total			4,845,358
Chemicals 5.8%
A. Schulman, Inc.(e),(f)
Tranche B Term Loan
06/01/2022	4.323%	865,714	865,714
Aruba Investments, Inc.(e),(f)
Tranche B1 Term Loan
02/02/2022	4.796%	164,187	164,118
Ashland LLC(e),(f)
Tranche B Term Loan
05/17/2024	3.208%	100,000	100,313
Atotech USA, Inc.(e),(f)
Tranche B1 Term Loan
01/31/2024	4.296%	375,000	375,469
Axalta Coating Systems US Holdings, Inc.(e),(f)
Tranche B2 Term Loan
06/01/2024	3.000%	875,000	877,100
Huntsman International LLC(e),(f)
Tranche B Term Loan
10/01/2021	3.871%	124,063	124,256
04/01/2023	4.121%	297,750	298,643
Ineos US Finance LLC(e),(f)
Term Loan
03/31/2022	3.976%	905,486	906,808
Kraton Polymers LLC(e),(f)
Term Loan
01/06/2022	5.226%	346,635	349,499
MacDermid, Inc.(e),(f)
Tranche B6 Term Loan
06/07/2023	4.226%	1,125,527	1,126,371
Minerals Technologies, Inc.(e),(f)
Tranche B1 Term Loan
02/14/2024	3.522%	381,198	382,151
PQ Corp.(e),(f)
Tranche B1 Term Loan
11/04/2022	5.476%	371,257	374,970

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	87

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Trinseo Materials Operating SCA/Finance, Inc.(e),(f)
Tranche B Term Loan
11/05/2021	4.476%	784,000	789,880
Tronox Pigments BV(e),(f)
Term Loan
03/19/2020	4.796%	779,670	783,568
Univar USA, Inc.(e),(f)
Tranche B2 Term Loan
07/01/2022	3.976%	417,589	417,785
Zep, Inc.(e),(f)
Term Loan
06/27/2022	5.226%	294,000	294,368
Total			8,231,013
Construction Machinery 0.6%
CPM Acquisition Corp.(e),(f)
1st Lien Term Loan
04/11/2022	5.476%	171,913	173,632
Doosan Bobcat, Inc.(e),(f)
Tranche B Term Loan
05/18/2024	3.929%	374,063	374,904
IES Global BV(e),(f)
Term Loan
08/16/2019	7.296%	260,513	257,908
Total			806,444
Consumer Cyclical Services 5.0%
AlixPartners LLP(e),(f)
Term Loan
04/04/2024	4.296%	299,250	300,372
Camelot US Acquisition 1 Co.(e),(f)
Term Loan
10/03/2023	4.726%	322,566	324,296
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(e),(f)
1st Lien Term Loan
11/04/2021	4.447%	813,080	811,454
Electro Rent Corp.(e),(f)
1st Lien Term Loan
01/31/2024	6.226%	199,000	200,120
Garda World Security Corp.(e),(f)
Tranche B Term Loan
05/24/2024	5.226%	321,174	323,046
IG Investments Holdings LLC(e),(f)
Term Loan
10/31/2021	5.296%	781,673	787,051
Monitronics International, Inc.(e),(f)
Tranche B2 Term Loan
09/30/2022	6.796%	148,875	150,115
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PFS Holding Corp.(e),(f)
1st Lien Term Loan
01/31/2021	4.730%	193,500	180,599
Protection 1 Security Solutions(e),(f)
Tranche B1 1st Lien Term Loan
05/02/2022	3.974%	447,940	447,662
Realogy Group LLC(e),(f)
Tranche B Term Loan
07/20/2022	3.476%	291,575	292,304
ServiceMaster Co. LLC (The)(e),(f)
Tranche C Term Loan
11/08/2023	3.726%	1,442,750	1,448,463
Spin Holdco(e),(f)
Tranche B1 1st Lien Term Loan
11/14/2022	4.966%	445,443	442,548
TransUnion LLC(e),(f)
Tranche B2 Term Loan
04/09/2023	3.726%	493,632	496,451
U.S. Anesthesia Partners, Inc.(e),(f),(i)
1st Lien Term Loan
06/23/2024	4.466%	400,000	400,000
Weight Watchers International, Inc.(e),(f)
Tranche B2 Term Loan
04/02/2020	4.377%	482,209	463,890
Total			7,068,371
Consumer Products 2.3%
Bombardier Recreational Products, Inc.(e),(f)
Tranche B Term Loan
06/30/2023	4.230%	671,625	674,701
KIK Custom Products, Inc.(e),(f)
Term Loan
08/26/2022	5.793%	209,982	211,775
Nature’s Bounty Co. (The)(e),(f)
Tranche B1 Term Loan
05/05/2023	4.796%	743,015	743,416
Prestige Brands, Inc.(e),(f)
Tranche B4 Term Loan
01/26/2024	3.976%	963,821	967,300
Serta Simmons Holdings, LLC(e),(f)
1st Lien Term Loan
11/08/2023	4.586%	673,312	672,255
Total			3,269,447
Diversified Manufacturing 4.4%
Accudyne Industries Borrower SCA/LLC(e),(f)
Term Loan
12/13/2019	4.226%	581,738	576,555

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ameriforge Group, Inc.(e),(f)
Term Loan
06/08/2022	9.296%	90,253	90,253
Apex Tool Group LLC(e),(f)
Term Loan
01/31/2020	4.500%	470,842	458,190
Bright Bidco BV(e),(f),(i)
Term Loan
04/17/2023	5.648%	175,000	177,450
Filtration Group Corp.(e),(f)
1st Lien Term Loan
11/23/2020	0.000%	300,000	300,438
Gardner Denver, Inc.(e),(f)
Term Loan
07/30/2020	4.546%	831,802	832,618
Milacron LLC(e),(f)
Tranche B Term Loan
09/28/2023	4.226%	422,875	423,403
MTS Systems Corp.(e),(f)
Tranche B Term Loan
07/05/2023	5.330%	198,500	199,989
Pelican Products, Inc.(e),(f)
1st Lien Term Loan
04/10/2020	5.546%	289,589	290,072
Rexnord LLC(e),(f)
Tranche B Term Loan
08/21/2023	3.971%	1,001,115	1,000,835
STS Operating, Inc.(e),(f)
Term Loan
02/12/2021	4.959%	233,581	234,165
Travelport Finance SARL(e),(f)
Tranche C Term Loan
09/02/2021	4.432%	287,610	287,970
Wash Multifamily Parent, Inc.(e),(f)
1st Lien Term Loan
05/16/2022	4.476%	168,401	168,401
05/16/2022	4.476%	29,080	29,080
Welbilt, Inc.(e),(f)
Tranche B Term Loan
03/03/2023	4.226%	125,385	126,482
Zekelman Industries, Inc.(e),(f)
Term Loan
06/14/2021	4.789%	1,007,008	1,011,791
Total			6,207,692
Electric 1.1%
Calpine Corp.(e),(f)
Term Loan
01/15/2024	4.050%	1,282,646	1,279,645
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Eastern Power LLC(e),(f)
Term Loan
10/02/2023	5.226%	180,376	179,429
Southcross Holdings Borrower LP(e)
Tranche B Term Loan PIK
04/13/2023	3.500%	45,146	39,277
Talen Energy Supply LLC(e),(f)
Term Loan
04/15/2024	5.226%	124,625	115,357
Total			1,613,708
Environmental 0.6%
Advanced Disposal Services, Inc.(e),(f)
Term Loan
11/10/2023	3.939%	317,958	318,925
EnergySolutions LLC(e),(f)
Term Loan
05/29/2020	6.980%	556,500	559,282
Total			878,207
Finance Companies 0.5%
FinCo I LLC(e),(f),(i)
Term Loan
06/10/2022	3.986%	200,000	201,084
Freedom Mortgage Corp.(e),(f),(i)
Term Loan
02/23/2022	6.862%	373,281	377,947
LSF9 Atlantis Holdings LLC(e),(f)
Term Loan
05/01/2023	7.060%	150,000	151,376
Total			730,407
Food and Beverage 4.0%
B&G Foods, Inc.(e),(f)
Tranche B2 Term Loan
11/02/2022	3.476%	853,480	856,817
Blue Buffalo Pet Products, Inc.(e),(f)
Term Loan
05/27/2024	3.216%	150,000	151,000
Centerplate, Inc.(e),(f)
Tranche A Term Loan
11/26/2019	4.978%	383,856	382,416
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
02/18/2021	4.435%	489,873	393,123
Dole Food Co., Inc.(e),(f)
Tranche B Term Loan
04/06/2024	4.153%	275,000	275,344

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	89

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Flavors Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
04/03/2020	7.046%	265,385	247,691
HLF Financing SARL(e),(f)
Term Loan
02/15/2023	6.726%	245,312	247,766
Jacobs Douwe Egberts International BV(e),(f)
Tranche B5 Term Loan
07/04/2022	3.438%	125,000	125,391
JBS USA Lux SA(e),(f)
Term Loan
10/30/2022	5.750%	972,562	947,276
Nomad Foods LLC(e),(f)
Tranche B2 Term Loan
05/15/2024	3.909%	100,000	100,156
Pinnacle Foods Finance LLC(e),(f)
Term Loan
02/02/2024	3.076%	1,119,375	1,122,353
Post Holdings, Inc.(e),(f)
Tranche A Term Loan
05/24/2024	3.470%	275,000	275,195
TKC Holdings, Inc.(e),(f)
1st Lien Term Loan
02/01/2023	5.376%	149,625	149,205
US Foods, Inc.(e),(f)
Term Loan
06/27/2023	3.980%	397,990	399,451
Total			5,673,184
Foreign Agencies 0.3%
CITGO Holding, Inc.(e),(f)
Term Loan
05/12/2018	9.796%	138,241	140,185
CITGO Petroleum Corp.(e),(f)
Tranche B Term Loan
07/29/2021	4.796%	248,087	248,087
Total			388,272
Gaming 1.3%
Amaya Holdings BV(e),(f)
Tranche B3 1st Lien Term Loan
08/01/2021	4.796%	611,269	611,825
Boyd Gaming Corp.(e),(f)
Tranche B Term Loan
09/15/2023	3.688%	173,870	174,197
Caesars Entertainment Operating Co., Inc.(e),(j)
Tranche B6 Term Loan
03/01/2017	0.000%	471,986	560,337
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.(e),(f)
Term Loan
04/17/2024	3.375%	199,500	197,754
MGM Growth Properties Operating Partnership LP(e),(f)
Term Loan
04/25/2023	3.476%	296,250	296,511
Total			1,840,624
Health Care 8.6%
Alere, Inc.(e),(f)
Tranche B Term Loan
06/20/2022	4.480%	496,203	497,091
Auris Luxembourg III SARL(e),(f)
Tranche B7 Term Loan
01/17/2022	4.296%	494,949	495,568
CareCore National LLC(e),(f)
Term Loan
03/05/2021	5.226%	524,086	529,327
Change Healthcare Holdings, Inc.(e),(f)
Term Loan
03/01/2024	3.976%	1,047,375	1,046,935
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
06/07/2023	4.422%	321,062	324,006
CHS/Community Health Systems, Inc.(e),(f)
Tranche G Term Loan
12/31/2019	3.952%	664,531	663,280
Tranche H Term Loan
01/27/2021	4.202%	303,094	302,413
Concentra, Inc.(e),(f)
Tranche B 1st Lien Term Loan
06/01/2022	4.211%	288,494	287,773
CPI Holdco LLC(e),(f),(i)
1st Lien Term Loan
03/21/2024	5.300%	299,750	300,874
Envision Healthcare Corp.(e),(f),(i)
Term Loan
12/01/2023	4.300%	1,095,375	1,099,756
Genoa, a QoL Healthcare Co. LLC(e),(f)
1st Lien Term Loan
10/30/2023	4.976%	272,937	273,688
Greatbatch Ltd.(e),(f)
Tranche B Term Loan
10/27/2022	4.710%	424,573	425,846
Inventiv Group Holdings, Inc.(e),(f)
Term Loan
11/09/2023	4.952%	348,250	348,685

The accompanying Notes to Financial Statements are an integral part of this statement.
90	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Jaguar Holding Co. I LLC(e),(f)
Term Loan
08/18/2022	4.013%	959,592	959,765
Kindred Healthcare, Inc.(e),(f)
Term Loan
04/09/2021	4.688%	1,167,010	1,169,928
Kinetic Concepts, Inc.(e),(f)
Term Loan
02/02/2024	4.546%	425,000	422,697
Millennium Health LLC(e),(f)
Term Loan
12/21/2020	7.726%	91,326	54,720
MPH Acquisition Holdings LLC(e),(f)
Term Loan
06/07/2023	4.228%	1,008,288	1,007,501
Onex Carestream Finance LP(e),(f)
1st Lien Term Loan
06/07/2019	5.275%	132,876	132,046
Opal Acquisition, Inc.(e),(f)
Tranche B Term Loan
11/27/2020	5.236%	290,235	268,650
Ortho-Clinical Diagnostics Holdings SARL(e),(f)
Term Loan
06/30/2021	0.000%	497,442	494,234
Select Medical Corp.(e),(f)
Tranche B Term Loan
03/06/2024	4.650%	249,375	251,091
Surgery Center Holdings, Inc.(e),(f),(i)
Term Loan
06/20/2024	0.000%	550,000	551,721
Team Health Holdings, Inc.(e),(f)
Term Loan
02/06/2024	3.976%	324,187	321,250
Total			12,228,845
Healthcare REIT 0.3%
Quality Care Properties, Inc.(e),(f)
1st Lien Term Loan
10/31/2022	6.476%	398,000	399,493
Independent Energy 0.8%
MEG Energy Corp.(e),(f)
Term Loan
12/31/2023	4.696%	659,676	641,951
Sheridan Investment Partners I LLC(e),(f)
Tranche B2 Term Loan
10/01/2019	4.730%	367,207	308,454
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sheridan Production Partners I-A LP(e),(f)
Tranche B2 Term Loan
10/01/2019	4.730%	48,658	40,873
Sheridan Production Partners I-M LP(e),(f)
Tranche B2 Term Loan
10/01/2019	4.730%	29,721	24,965
Ultra Resources, Inc.(e),(f)
Term Loan
04/12/2024	4.117%	200,000	198,500
Total			1,214,743
Leisure 1.3%
AMC Entertainment Holdings, Inc.(e),(f)
Term Loan
12/15/2022	3.459%	320,125	320,698
12/15/2023	3.466%	74,813	74,925
ClubCorp Club Operations, Inc.(e),(f)
Tranche B Term Loan
12/15/2022	4.046%	265,222	266,715
Delta 2 SARL(e),(f),(i)
Tranche B3 Term Loan
02/01/2024	0.000%	500,000	500,105
Seaworld Parks & Entertainment, Inc.(e),(f)
Tranche B5 Term Loan
04/01/2024	4.296%	483,200	481,871
UFC Holdings LLC(e),(f)
1st Lien Term Loan
08/18/2023	4.470%	198,500	198,784
Total			1,843,098
Life Insurance 0.2%
AssuredPartners, Inc.(e),(f)
Term Loan
10/21/2022	4.726%	321,346	321,012
Lodging 1.5%
CityCenter Holdings LLC(e),(f)
Tranche B Term Loan
04/18/2024	3.716%	325,000	325,315
Hilton Worldwide Finance LLC(e),(f)
Tranche B2 Term Loan
10/25/2023	3.216%	1,422,510	1,426,223
Playa Resorts Holding BV(e),(f)
Term Loan
04/29/2024	4.170%	400,000	399,812
Total			2,151,350

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	91

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media and Entertainment 4.5%
ALM Media LLC(e),(f)
Tranche B 1st Lien Term Loan
07/31/2020	5.796%	325,937	296,603
CBS Radio, Inc.(e),(f)
Tranche B Term Loan
10/17/2023	4.716%	180,132	180,357
CBS Radio, Inc.(e),(f),(i)
Tranche B1 Term Loan
10/17/2023	0.000%	75,000	75,329
Cumulus Media Holdings, Inc.(e),(f)
Term Loan
12/23/2020	4.480%	800,000	644,800
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
05/22/2024	4.296%	175,000	175,875
Entercom Radio LLC(e),(f)
Tranche B Term Loan
11/01/2023	4.703%	143,125	143,626
Extreme Reach, Inc.(e),(f)
1st Lien Term Loan
02/07/2020	7.550%	453,055	451,641
Getty Images, Inc.(e),(f)
Term Loan
10/18/2019	4.796%	781,586	718,574
iHeartCommunications, Inc.(e),(f)
Tranche E Term Loan
07/30/2019	8.726%	300,000	244,125
Intelsat Jackson Holdings SA(e),(f)
Tranche B2 Term Loan
06/30/2019	4.000%	1,100,000	1,089,858
Match Group, Inc.(e),(f)
Tranche B1 Term Loan
11/16/2022	4.367%	76,562	76,754
Mission Broadcasting, Inc.(e),(f)
Tranche B Term Loan
01/17/2024	4.246%	46,400	46,475
Nexstar Broadcasting, Inc.(e),(f)
Tranche B Term Loan
01/17/2024	4.238%	469,600	470,356
Raycom TV Broadcasting LLC(e),(f)
Tranche B Term Loan
08/04/2021	4.226%	919,742	919,742
Townsquare Media, Inc.(e),(f)
Tranche B Term Loan
04/01/2022	4.296%	684,379	684,379
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
03/15/2024	3.976%	223,793	219,223
Total			6,437,717
Metals and Mining 0.6%
Fairmount Santrol, Inc.(e),(f)
Tranche B2 Term Loan
09/05/2019	4.796%	459,317	432,676
Murray Energy Corp.(e),(f)
Tranche B2 Term Loan
04/16/2020	8.546%	152,627	148,811
Neenah Foundry Co.(e),(f)
Term Loan
04/26/2019	7.751%	344,233	339,070
Total			920,557
Midstream 0.2%
Energy Transfer Equity LP(e),(f)
Term Loan
02/02/2024	3.826%	232,353	231,047
Oil Field Services 0.9%
Bronco Midstream Funding LLC(e),(f)
Term Loan
08/17/2020	5.172%	287,503	289,659
EagleClaw Midstream Ventures(e),(f)
Term Loan
06/06/2024	0.000%	125,000	123,438
Fieldwood Energy LLC(e),(f)
Term Loan
10/01/2018	4.171%	390,177	374,082
Paragon Offshore Finance Co.(e),(f)
Term Loan
07/16/2021	6.000%	666,562	254,960
Sonneborn Dutch Holdings BV(e),(f)
Term Loan
12/10/2020	4.976%	44,833	45,281
Sonneborn LLC(e),(f)
Term Loan
12/10/2020	4.976%	254,051	256,592
Total			1,344,012
Other Financial Institutions 2.9%
Altisource Solutions SARL(e),(f)
Tranche B Term Loan
12/09/2020	0.000%	169,811	146,321
Citco III Ltd.(e),(f)
Term Loan
03/31/2022	4.226%	1,278,653	1,286,645

The accompanying Notes to Financial Statements are an integral part of this statement.
92	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Corporate Capital Trust, Inc.(e),(f)
Tranche B Term Loan
05/20/2019	4.563%	749,813	757,311
Focus Financial Partners LLC(e),(f),(i)
Term Loan
03/07/2024	0.000%	175,000	176,094
MediArena Acquisition BV(e),(f)
Tranche B 1st Lien Term Loan
08/13/2021	6.898%	340,375	318,533
NFP Corp.(e),(f)
Tranche B Term Loan
01/08/2024	4.796%	323,999	324,504
PGX Holdings, Inc.(e),(f)
1st Lien Term Loan
09/29/2020	6.480%	401,705	400,532
Tecostar Holdings, Inc.(e),(f)
1st Lien Term Loan
05/01/2024	4.922%	125,000	124,896
Walter Investment Management Corp.(e),(f)
Tranche B Term Loan
12/18/2020	4.976%	621,115	562,109
Total			4,096,945
Other Industry 2.5%
Generac Power Systems, Inc.(e),(f)
Term Loan
05/31/2023	3.398%	584,277	583,792
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
06/30/2021	4.476%	431,221	432,786
KUEHG Corp.(e),(f)
Tranche B2 Term Loan
08/12/2022	5.046%	370,137	371,758
Nord Anglia Education Finance Ltd.(e),(f)
Term Loan
03/31/2021	4.702%	679,000	681,974
RE/MAX LLC(e),(f)
Term Loan
12/15/2023	4.046%	1,050,099	1,051,412
Uber Technologies, Inc.(e),(f)
Term Loan
07/13/2023	5.216%	521,062	520,901
Total			3,642,623
Other REIT 0.5%
ESH Hospitality, Inc.(e),(f)
Term Loan
08/30/2023	3.726%	694,759	697,190
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Utility 0.5%
EWT Holdings III Corp.(e),(f)
1st Lien Term Loan
01/15/2021	5.046%	497,422	499,288
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
01/30/2024	5.726%	234,330	227,886
Tranche C Term Loan
01/30/2024	5.726%	14,493	14,094
Total			741,268
Packaging 2.2%
Berry Global Group, Inc.(e),(f)
Tranche I Term Loan
10/01/2022	3.681%	763,399	763,826
BWAY Holding Co.(e),(f)
Term Loan
04/03/2024	4.326%	150,000	149,919
Consolidated Container Co. LLC(e),(f)
1st Lien Term Loan
05/22/2024	4.726%	75,000	75,297
Expera Specialty Solutions LLC(e),(f)
Tranche B Term Loan
11/03/2023	5.976%	148,875	149,061
Novolex (e),(f)
Term Loan
12/29/2023	4.398%	500,000	501,145
Reynolds Group Holdings, Inc.(e),(f)
Term Loan
02/05/2023	4.226%	1,487,880	1,488,966
Total			3,128,214
Pharmaceuticals 3.3%
Amneal Pharmaceuticals LLC(e),(f)
Tranche B Term Loan
11/01/2019	4.796%	576,270	579,630
Arbor Pharmaceuticals LLC(e),(f)
Term Loan
07/05/2023	6.296%	245,313	247,459
Endo Finance Co. I SARL(e),(f)
Term Loan
04/29/2024	5.500%	775,000	781,781
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
01/31/2025	3.436%	523,688	524,039
Horizon Pharma, Inc.(e),(f)
Term Loan
03/29/2024	4.875%	399,000	399,898

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	93

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Indivior Finance SARL(e),(f)
Term Loan
12/19/2019	9.250%	239,323	240,558
Mallinckrodt International Finance SA(e),(f)
Tranche B Term Loan
09/24/2024	4.046%	224,438	223,755
Patheon Holdings I BV(e),(f)
Tranche B Term Loan
04/22/2024	4.504%	425,000	425,531
Valeant Pharmaceuticals International, Inc.(e),(f)
Tranche BF Term Loan
04/01/2022	5.830%	1,242,462	1,258,776
Total			4,681,427
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC(e),(f)
Term Loan
08/12/2022	4.417%	269,502	268,963
AmWINS Group, Inc.(e),(f)
1st Lien Term Loan
01/25/2024	4.130%	348,250	348,034
Asurion LLC(e),(f)
2nd Lien Term Loan
03/03/2021	8.726%	525,000	526,969
Tranche B5 Term Loan
11/03/2023	4.226%	268,837	270,181
USI, Inc.(e),(f)
Term Loan
05/16/2024	4.180%	350,000	347,375
Total			1,761,522
Refining 0.2%
Seadrill Operating LP(e),(f)
Term Loan
02/21/2021	4.296%	463,864	295,018
Restaurants 1.3%
Burger King/Tim Hortons(e),(f)
Tranche B3 Term Loan
02/16/2024	3.503%	919,912	917,328
Landry’s, Inc.(e),(f)
Tranche B Term Loan
10/04/2023	3.913%	668,688	666,180
NPC International, Inc.(e),(f)
1st Lien Term Loan
04/19/2024	4.716%	150,000	151,032
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(e),(f)
Tranche B Term Loan
06/16/2023	3.209%	148,877	149,286
Total			1,883,826
Retailers 2.9%
Ascena Retail Group, Inc.(e),(f)
Tranche B Term Loan
08/21/2022	5.625%	207,882	174,101
Bass Pro Group LLC(e),(f)
Term Loan
12/15/2023	6.296%	200,000	194,100
BJ’s Wholesale Club, Inc.(e),(f)
Tranche B 1st Lien Term Loan
02/03/2024	4.968%	150,000	145,172
Evergreen Acqco 1 LP(e),(f)
Term Loan
07/09/2019	5.000%	641,330	603,921
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
08/18/2023	4.476%	347,125	346,737
Hoya Midco LLC Term Loan(e),(f),(h)
Term Loan
06/27/2024	0.000%	175,000	175,219
J. Crew Group, Inc.(e),(f)
Term Loan
03/05/2021	4.246%	489,899	290,128
Men’s Wearhouse, Inc. (The)(e),(f)
Tranche B Term Loan
06/18/2021	4.613%	310,626	296,843
Party City Holdings, Inc.(e),(f)
Term Loan
08/19/2022	4.188%	432,902	433,136
PetSmart, Inc.(e),(f)
Tranche B2 Term Loan
03/11/2022	4.220%	591,936	549,843
Rite Aid Corp.(e),(f)
Tranche 1 2nd Lien Term Loan
08/21/2020	5.980%	425,000	428,187
Tranche 2 2nd Lien Term Loan
06/21/2021	5.105%	500,000	501,250
Total			4,138,637
Supermarkets 0.9%
Albertsons LLC(e),(f)
Tranche B4 Term Loan
08/25/2021	3.976%	390,484	385,213
Tranche B5 Term Loan
12/21/2022	4.293%	796,005	786,604

The accompanying Notes to Financial Statements are an integral part of this statement.
94	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B6 Term Loan
06/22/2023	4.251%	171,000	168,934
Total			1,340,751
Technology 15.0%
Ancestry.com Operations, Inc.(e),(f)
1st Lien Term Loan
10/19/2023	4.340%	321,750	322,821
Answers Finance LLC(e),(f)
2nd Lien Term Loan
09/15/2021	9.000%	117,465	113,941
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
01/25/2021	4.546%	1,089,793	1,096,146
Aptean, Inc.(e),(f),(i)
1st Lien Term Loan
12/09/2022	5.550%	399,125	399,999
Ascend Learning LLC(e),(f)
1st Lien Term Loan
07/31/2019	5.726%	1,011,885	1,011,885
Tranche B Term Loan
06/28/2024	4.545%	175,000	174,125
Auction.com LLC(e),(f)
Term Loan
05/12/2019	6.230%	586,500	590,166
Avast Holding BV(e),(f)
Term Loan
09/30/2023	4.546%	292,547	295,153
Campaign Monitor Finance Propriety Ltd.(e),(f)
Term Loan
03/18/2021	6.546%	286,575	264,008
Cypress Intermediate Holdings III, Inc.(e),(f)
1st Lien Term Loan
04/29/2024	4.230%	200,000	199,150
Cypress Semiconductor Corp.(e),(f)
Term Loan
07/05/2021	4.840%	168,438	169,953
EIG Investors Corp.(e),(f),(i)
Term Loan
02/09/2023	5.242%	822,125	823,835
Electrical Components International, Inc.(e),(f)
Term Loan
05/28/2021	6.046%	511,412	513,330
Evergreen Skills SARL(e),(f)
1st Lien Term Loan
04/28/2021	5.976%	583,065	550,267
Excelitas Technologies Corp.(e),(f)
Tranche B Term Loan
11/02/2020	6.300%	292,111	291,381
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
First Data Corp.(e),(f)
Term Loan
07/08/2022	3.466%	91,619	91,433
04/26/2024	3.716%	893,837	893,515
Global Eagle Entertainment, Inc.(e),(f)
Term Loan
01/06/2023	8.322%	173,906	152,864
Global Payments, Inc.(e),(f)
Tranche B2 Term Loan
04/21/2023	3.226%	51,514	51,643
Go Daddy Operating Co. LLC(e),(f)
Term Loan
02/15/2024	3.726%	849,087	850,573
Hyland Software, Inc.(e),(f)
Tranche 1 1st Lien Term Loan
07/01/2022	4.476%	605,940	609,273
Infoblox, Inc.(e),(f)
1st Lien Term Loan
11/07/2023	6.226%	270,000	271,350
Infor US, Inc.(e),(f)
Tranche B6 Term Loan
02/01/2022	4.046%	1,131,658	1,123,782
Informatica Corp.(e),(f)
Term Loan
08/05/2022	4.796%	793,949	792,956
Information Resources, Inc.(e),(f)
1st Lien Term Loan
01/18/2024	5.466%	274,313	274,998
ION Trading Technologies SARL(e),(f)
Tranche B1 1st Lien Term Loan
08/11/2023	4.046%	827,416	819,663
IPC Corp.(e),(f)
Tranche B1 1st Lien Term Loan
08/06/2021	5.672%	293,250	277,121
Kronos, Inc.(e),(f)
1st Lien Term Loan
11/01/2023	4.680%	870,630	875,854
MA FinanceCo LLC(e),(f)
Tranche B2 Term Loan
11/19/2021	3.672%	490,083	489,167
Tranche B3 Term Loan
06/21/2024	3.964%	77,387	77,484
MACOM Technology Solutions Holdings, Inc.(e),(f)
Term Loan
05/17/2024	3.459%	736,399	733,027
Micro Holding Corp.(e),(f)
1st Lien Term Loan
07/08/2021	4.976%	64,374	64,777

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	95

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Micro Holding Corp.(e),(f),(g),(i)
Delayed Draw Term Loan
07/08/2021	4.750%	35,294	35,515
Misys Ltd.(e),(f)
1st Lien Term Loan
06/13/2024	4.736%	425,000	424,843
ProQuest LLC(e),(f)
Term Loan
10/24/2021	5.476%	440,900	442,280
Renaissance Learning, Inc.(e),(f)
1st Lien Term Loan
04/09/2021	5.046%	557,750	559,317
Rocket Software, Inc.(e),(f)
1st Lien Term Loan
10/14/2023	5.546%	173,688	174,990
Seattle SpinCo, Inc.(e),(f)
Term Loan
06/21/2024	4.030%	522,613	523,266
SGS Cayman LP(e),(f)
Term Loan
04/23/2021	6.671%	91,132	85,892
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B1 Term Loan
07/08/2022	3.476%	209,282	210,002
Tranche B2 Term Loan
07/08/2022	3.476%	12,694	12,738
Sutherland Global Services, Inc.(e),(f)
Term Loan
04/23/2021	6.671%	390,494	368,040
Synchronoss Technologies, Inc.(e),(f)
Term Loan
01/19/2024	4.082%	125,000	122,438
Syniverse Holdings, Inc.(e),(f)
Tranche B Term Loan
04/23/2019	4.296%	488,014	455,073
Tempo Acquisition, LLC(e),(f)
Term Loan
05/01/2024	4.060%	150,000	150,258
Veritas US, Inc.(e),(f)
Tranche B Term Loan
01/27/2023	5.796%	251,819	252,081
VF Holdings Corp.(e),(f)
Tranche B1 1st Lien Term Loan
06/30/2023	4.546%	546,372	545,575
Wall Street Systems, Inc.(e),(f)
Term Loan
08/26/2023	4.792%	497,500	499,679
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Western Digital Corp.(e),(f)
Tranche B2 Term Loan
04/29/2023	3.976%	336,609	337,746
Zebra Technologies Corp.(e),(f)
Term Loan
10/27/2021	3.723%	850,267	852,605
Total			21,317,978
Transportation Services 0.5%
Kenan Advantage Group Holdings Corp.(e),(f)
Term Loan
07/29/2022	4.226%	270,870	271,040
07/29/2022	4.226%	82,372	82,424
Stena International SA(e),(f)
Term Loan
03/03/2021	4.300%	383,875	329,173
Total			682,637
Wireless 0.7%
Digicel International Finance Ltd.(e),(f)
Tranche B 1st Lien Term Loan
05/27/2024	4.940%	125,000	125,742
Numericable US LLC(e),(f)
Tranche B11 Term Loan
07/31/2025	3.944%	300,000	297,282
Sprint Communications, Inc.(e),(f)
Term Loan
02/02/2024	3.750%	548,625	548,510
Total			971,534
Wirelines 1.4%
CenturyLink, Inc.(e),(f)
Tranche B Term Loan
01/31/2025	1.375%	825,000	815,150
Consolidated Communication(e),(f),(h)
Term Loan
10/05/2023	0.000%	100,000	100,225
Frontier Communications Corp.(e),(f)
Tranche B1 Term Loan
06/15/2024	4.910%	300,000	295,473
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
02/22/2024	3.466%	525,000	525,987
Onvoy LLC(e),(f)
1st Lien Term Loan
02/10/2024	5.796%	249,375	249,998
Total			1,986,833
Total Senior Loans (Cost $133,792,512)			132,442,993

The accompanying Notes to Financial Statements are an integral part of this statement.
96	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(k),(l)	9,661,653	9,661,653
Total Money Market Funds (Cost $9,661,435)		9,661,653
Total Investments (Cost: $144,319,580)		144,765,063
Other Assets & Liabilities, Net		(2,371,840)
Net Assets		142,393,223
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $2,639,557, which represents 1.85% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2017, the market value of these securities amounted to $1,967,865, which represents 1.38% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
IAP Worldwide Services, Inc.	7/22/14-9/8/14	121	142,684	1,967,865

(e)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(f)	Variable rate security.
(g)	At June 30, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
IAP Worldwide Services, Inc. 1st Lien Term Loan 6.250%	678,751
Micro Holding Corp. Delayed Draw Term Loan 4.750%	35,294

(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $560,337, which represents 0.39% of net assets.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	12,636,604	35,136,271	(38,111,222)	9,661,653	(339)	45,021	9,661,653
Abbreviation Legend
PIK	Payment In Kind
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	97

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	—	—	0*	—	0*
Financials	—	—	91,731	—	91,731
Health Care	—	30,689	—	—	30,689
Industrials	—	199,716	1,967,865	—	2,167,581
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	—	341,976	—	—	341,976
Utilities	—	28,440	—	—	28,440
Total Common Stocks	—	600,821	2,059,596	—	2,660,417
Senior Loans	—	125,383,969	7,059,024	—	132,442,993
Money Market Funds	—	—	—	9,661,653	9,661,653
Total Investments	—	125,984,790	9,118,620	9,661,653	144,765,063

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Common Stocks	2,171,273	—	—	(93,677)	—	—	—	(18,000)	2,059,596
Corporate Bonds & Notes	—	(5,015)	(43,895)	48,910	—	—	—	—	—
Senior Loans	8,211,984	12,933	32,889	40,496	—	(2,327,405)	2,758,517	(1,670,390)	7,059,024
Total	10,383,257	7,918	(11,006)	(4,271)	—	(2,327,405)	2,758,517	(1,688,390)	9,118,620
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2017 was $(62,788), which is comprised of Senior Loans of $15,773 and Common Stocks of $(78,561).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Fair value at June 30, 2017	Valuation technique	Unobservable input	Range(weighted average)
$1,967,865	Market approach	Market multiple	4.7x — 7.2x
Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	99

Portfolio of Investments
Variable Portfolio – Jennison Mid Cap Growth Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.9%
Issuer	Shares	Value ($)
Consumer Discretionary 19.3%
Auto Components 1.4%
Delphi Automotive PLC	75,506	6,618,101
Hotels, Restaurants & Leisure 4.9%
Aramark	156,940	6,431,401
Hilton Worldwide Holdings, Inc.	145,036	8,970,477
Norwegian Cruise Line Holdings Ltd.(a)	96,264	5,226,172
Vail Resorts, Inc.	12,247	2,484,059
Total		23,112,109
Household Durables 1.5%
Mohawk Industries, Inc.(a)	10,220	2,470,072
Newell Brands, Inc.	90,296	4,841,671
Total		7,311,743
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	26,571	3,957,751
Media 1.9%
AMC Networks, Inc., Class A(a)	95,073	5,077,849
Cinemark Holdings, Inc.	104,040	4,041,954
Total		9,119,803
Multiline Retail 3.1%
Dollar General Corp.	59,066	4,258,068
Dollar Tree, Inc.(a)	151,274	10,577,078
Total		14,835,146
Specialty Retail 5.2%
Advance Auto Parts, Inc.	29,240	3,409,092
AutoZone, Inc.(a)	4,235	2,415,898
Burlington Stores, Inc.(a)	69,263	6,371,504
Ross Stores, Inc.	86,521	4,994,857
Ulta Beauty, Inc.(a)	26,948	7,743,238
Total		24,934,589
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	51,913	2,457,561
Total Consumer Discretionary		92,346,803
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.5%
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc.(a)	115,399	2,616,096
US Foods Holding Corp.(a)	100,483	2,735,147
Total		5,351,243
Food Products 1.9%
Hain Celestial Group, Inc. (The)(a)	106,702	4,142,171
TreeHouse Foods, Inc.(a)	59,552	4,864,803
Total		9,006,974
Household Products 1.5%
Church & Dwight Co., Inc.	90,676	4,704,271
Clorox Co. (The)	18,797	2,504,512
Total		7,208,783
Total Consumer Staples		21,567,000
Energy 2.0%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	128,678	2,598,009
Oil, Gas & Consumable Fuels 1.5%
Noble Energy, Inc.	150,257	4,252,273
Targa Resources Corp.	64,741	2,926,293
Total		7,178,566
Total Energy		9,776,575
Financials 9.1%
Banks 1.4%
First Republic Bank	69,508	6,957,751
Capital Markets 3.9%
Affiliated Managers Group, Inc.	47,244	7,835,890
Intercontinental Exchange, Inc.	77,452	5,105,636
TD Ameritrade Holding Corp.	132,421	5,692,778
Total		18,634,304
Consumer Finance 1.7%
SLM Corp.(a)	704,565	8,102,497
Mortgage Real Estate Investment Trusts (REITS) 2.1%
MFA Financial, Inc.	393,158	3,298,596
Starwood Property Trust, Inc.	291,982	6,537,477
Total		9,836,073
Total Financials		43,530,625

The accompanying Notes to Financial Statements are an integral part of this statement.
100	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.0%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(a)	7,895	960,584
BioMarin Pharmaceutical, Inc.(a)	58,957	5,354,475
Incyte Corp.(a)	18,325	2,307,301
Total		8,622,360
Health Care Equipment & Supplies 4.6%
Align Technology, Inc.(a)	32,449	4,871,244
Cooper Companies, Inc. (The)	19,516	4,672,521
DexCom, Inc.(a)	65,549	4,794,909
Edwards Lifesciences Corp.(a)	41,944	4,959,459
West Pharmaceutical Services, Inc.	26,097	2,466,688
Total		21,764,821
Health Care Providers & Services 4.4%
Centene Corp.(a)	80,913	6,463,331
Henry Schein, Inc.(a)	32,310	5,913,376
Laboratory Corp. of America Holdings(a)	34,506	5,318,755
Universal Health Services, Inc., Class B	27,898	3,405,788
Total		21,101,250
Life Sciences Tools & Services 1.6%
Illumina, Inc.(a)	22,290	3,867,761
Quintiles IMS Holdings, Inc.(a)	42,671	3,819,054
Total		7,686,815
Pharmaceuticals 1.6%
Zoetis, Inc.	120,552	7,520,034
Total Health Care		66,695,280
Industrials 13.8%
Airlines 0.9%
Spirit Airlines, Inc.(a)	82,258	4,248,626
Building Products 1.0%
Allegion PLC	59,474	4,824,531
Commercial Services & Supplies 2.0%
Copart, Inc.(a)	77,740	2,471,355
Stericycle, Inc.(a)	90,857	6,934,206
Total		9,405,561
Construction & Engineering 0.8%
Quanta Services, Inc.(a)	123,192	4,055,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.0%
AMETEK, Inc.	159,456	9,658,250
Industrial Conglomerates 2.7%
Carlisle Companies, Inc.	25,748	2,456,359
Roper Technologies, Inc.	45,601	10,558,000
Total		13,014,359
Machinery 0.5%
Allison Transmission Holdings, Inc.	64,190	2,407,767
Professional Services 1.8%
IHS Markit Ltd.(a)	200,109	8,812,800
Road & Rail 0.8%
JB Hunt Transport Services, Inc.	39,398	3,600,189
Trading Companies & Distributors 1.3%
Fastenal Co.	68,680	2,989,641
MSC Industrial Direct Co., Inc., Class A	35,718	3,070,319
Total		6,059,960
Total Industrials		66,087,523
Information Technology 22.3%
Communications Equipment 1.4%
Palo Alto Networks, Inc.(a)	49,186	6,581,579
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp., Class A	104,562	7,718,767
CDW Corp.	57,593	3,601,290
Flex Ltd.(a)	204,315	3,332,378
IPG Photonics Corp.(a)	17,036	2,471,923
Total		17,124,358
IT Services 5.6%
Fidelity National Information Services, Inc.	67,276	5,745,370
FleetCor Technologies, Inc.(a)	33,564	4,840,264
Global Payments, Inc.	86,192	7,784,862
Vantiv, Inc., Class A(a)	133,414	8,450,443
Total		26,820,939
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	122,242	9,510,428
Marvell Technology Group Ltd.	135,726	2,242,193
Microchip Technology, Inc.	59,772	4,613,203
Total		16,365,824

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	101

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.3%
Check Point Software Technologies Ltd.(a)	55,461	6,049,686
Electronic Arts, Inc.(a)	70,377	7,440,257
Intuit, Inc.	29,800	3,957,738
Red Hat, Inc.(a)	104,475	10,003,481
ServiceNow, Inc.(a)	70,757	7,500,242
Splunk, Inc.(a)	80,287	4,567,527
Total		39,518,931
Total Information Technology		106,411,631
Materials 4.5%
Chemicals 2.6%
Albemarle Corp.	18,951	2,000,088
Axalta Coating Systems Ltd.(a)	134,921	4,322,869
FMC Corp.	80,945	5,913,032
Total		12,235,989
Construction Materials 0.9%
Vulcan Materials Co.	34,604	4,383,635
Containers & Packaging 1.0%
Sealed Air Corp.	106,784	4,779,652
Total Materials		21,399,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.4%
Equity Real Estate Investment Trusts (REITS) 4.9%
Equinix, Inc.	17,053	7,318,465
Park Hotels & Resorts, Inc.	69,403	1,871,105
SBA Communications Corp(a)	105,702	14,259,200
Total		23,448,770
Real Estate Management & Development 1.5%
CBRE Group, Inc., Class A(a)	201,226	7,324,627
Total Real Estate		30,773,397
Total Common Stocks (Cost $389,539,919)		458,588,110

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	15,463,744	15,463,744
Total Money Market Funds (Cost $15,463,321)		15,463,744
Total Investments (Cost: $405,003,240)		474,051,854
Other Assets & Liabilities, Net		3,992,599
Net Assets		478,044,453

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	15,402,040	49,319,547	(49,257,843)	15,463,744	(882)	60,217	15,463,744
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	92,346,803	—	—	—	92,346,803
Consumer Staples	21,567,000	—	—	—	21,567,000
Energy	9,776,575	—	—	—	9,776,575
Financials	43,530,625	—	—	—	43,530,625
Health Care	66,695,280	—	—	—	66,695,280
Industrials	66,087,523	—	—	—	66,087,523
Information Technology	106,411,631	—	—	—	106,411,631
Materials	21,399,276	—	—	—	21,399,276
Real Estate	30,773,397	—	—	—	30,773,397
Total Common Stocks	458,588,110	—	—	—	458,588,110
Money Market Funds	—	—	—	15,463,744	15,463,744
Total Investments	458,588,110	—	—	15,463,744	474,051,854
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	103

Portfolio of Investments
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 17.1%
Automobiles —%
Thor Industries, Inc.	350	36,582
Distributors 0.7%
Pool Corp.	88,631	10,420,347
Diversified Consumer Services 0.5%
Graham Holdings Co., Class B	1,092	654,818
Service Corp. International	174,665	5,842,544
ServiceMaster Global Holdings, Inc.(a)	26,400	1,034,616
Total		7,531,978
Hotels, Restaurants & Leisure 6.0%
Aramark	79,125	3,242,542
Choice Hotels International, Inc.	127,600	8,198,300
Domino’s Pizza, Inc.	5,894	1,246,758
Hilton Worldwide Holdings, Inc.	63,200	3,908,920
Las Vegas Sands Corp.	66,725	4,263,060
Marriott International, Inc., Class A	96,229	9,652,731
McDonald’s Corp.	169,022	25,887,410
Starbucks Corp.	13,190	769,109
Vail Resorts, Inc.	48,633	9,864,231
Wyndham Worldwide Corp.	14,133	1,419,095
Yum! Brands, Inc.	259,826	19,164,766
Total		87,616,922
Household Durables 0.5%
Leggett & Platt, Inc.	37,275	1,958,056
Tupperware Brands Corp.	82,200	5,772,906
Total		7,730,962
Internet & Direct Marketing Retail 5.5%
Amazon.com, Inc.(a)	66,931	64,789,208
Netflix, Inc.(a)	107,382	16,043,944
Total		80,833,152
Media 2.1%
AMC Networks, Inc., Class A(a)	190,370	10,167,661
Cable One, Inc.	1,553	1,104,028
Cinemark Holdings, Inc.	29,000	1,126,650
Comcast Corp., Class A	5,950	231,574
DISH Network Corp., Class A(a)	15,575	977,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Madison Square Garden Co. (The), Class A(a)	37,140	7,312,866
Walt Disney Co. (The)	92,851	9,865,419
Total		30,785,685
Specialty Retail 0.9%
Home Depot, Inc. (The)	79,058	12,127,497
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	145,938	12,981,185
Total Consumer Discretionary		250,064,310
Consumer Staples 5.9%
Beverages 2.6%
Coca-Cola Co. (The)	467,560	20,970,066
PepsiCo, Inc.	149,430	17,257,671
Total		38,227,737
Food Products 0.5%
Blue Buffalo Pet Products, Inc.(a)	46,400	1,058,384
General Mills, Inc.	38,825	2,150,905
Hershey Co. (The)	29,456	3,162,691
McCormick & Co., Inc.	12,457	1,214,682
Total		7,586,662
Household Products 0.5%
Clorox Co. (The)	26,379	3,514,738
Energizer Holdings, Inc.	83,800	4,024,076
Total		7,538,814
Tobacco 2.3%
Altria Group, Inc.	346,795	25,825,824
Philip Morris International, Inc.	57,141	6,711,210
Total		32,537,034
Total Consumer Staples		85,890,247
Financials 3.1%
Banks 0.3%
First Hawaiian, Inc.	128,980	3,949,368
Capital Markets 1.4%
Artisan Partners Asset Management, Inc., Class A	154,575	4,745,452
CBOE Holdings, Inc.	94,610	8,647,354
Eaton Vance Corp.	83,800	3,965,416

The accompanying Notes to Financial Statements are an integral part of this statement.
104	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Factset Research Systems, Inc.	3,104	515,823
Federated Investors, Inc., Class B	105,895	2,991,534
Total		20,865,579
Insurance 1.4%
Aon PLC	149,721	19,905,407
Arthur J Gallagher & Co.	21,000	1,202,250
Total		21,107,657
Total Financials		45,922,604
Health Care 15.6%
Biotechnology 2.0%
AbbVie, Inc.	145,775	10,570,145
Alkermes PLC(a)	35,855	2,078,514
Amgen, Inc.	34,029	5,860,815
BioMarin Pharmaceutical, Inc.(a)	20,323	1,845,735
Celgene Corp.(a)	41,097	5,337,267
Exelixis, Inc.(a)	82,400	2,029,512
Incyte Corp.(a)	5,563	700,437
Ionis Pharmaceuticals, Inc.(a)	6,020	306,238
Vertex Pharmaceuticals, Inc.(a)	573	73,843
Total		28,802,506
Health Care Equipment & Supplies 6.1%
ABIOMED, Inc.(a)	10,347	1,482,725
Align Technology, Inc.(a)	100	15,012
Baxter International, Inc.	176,045	10,657,764
Becton Dickinson and Co.	143,241	27,947,752
Boston Scientific Corp.(a)	369,050	10,230,066
Cooper Companies, Inc. (The)	61,867	14,812,197
Danaher Corp.	86,436	7,294,334
DexCom, Inc.(a)	525	38,404
Edwards Lifesciences Corp.(a)	19,509	2,306,744
IDEXX Laboratories, Inc.(a)	18,732	3,023,719
Intuitive Surgical, Inc.(a)	3,104	2,903,389
Medtronic PLC	11,800	1,047,250
Teleflex, Inc.	9,204	1,912,223
West Pharmaceutical Services, Inc.	65,729	6,212,705
Total		89,884,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Aetna, Inc.	16,618	2,523,111
Centene Corp.(a)	148,995	11,901,720
CIGNA Corp.	2,856	478,066
DaVita, Inc.(a)	29,303	1,897,662
HCA Healthcare, Inc.(a)	20,540	1,791,088
Premier, Inc.(a)	149,519	5,382,684
UnitedHealth Group, Inc.	106,642	19,773,560
WellCare Health Plans, Inc.(a)	309	55,484
Total		43,803,375
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	24,011	1,472,114
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	227,605	13,499,253
Bio-Techne Corp.	17,058	2,004,315
Bruker Corp.	73,450	2,118,298
Mettler-Toledo International, Inc.(a)	16,469	9,692,665
QIAGEN NV	43,432	1,456,275
Quintiles IMS Holdings, Inc.(a)	35,510	3,178,145
Thermo Fisher Scientific, Inc.	7,823	1,364,879
Waters Corp.(a)	4,500	827,280
Total		34,141,110
Pharmaceuticals 2.1%
Allergan PLC	26,525	6,447,962
Bristol-Myers Squibb Co.	133,030	7,412,432
Eli Lilly & Co.	35,596	2,929,551
Johnson & Johnson	6,859	907,377
Merck & Co., Inc.	15,030	963,273
Mylan NV(a)	20,225	785,134
Zoetis, Inc.	183,265	11,432,071
Total		30,877,800
Total Health Care		228,981,189
Industrials 9.8%
Aerospace & Defense 0.7%
BWX Technologies, Inc.	114,775	5,595,281
Hexcel Corp.	75,360	3,978,254
Northrop Grumman Corp.	1,270	326,022
Total		9,899,557

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	105

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	40,036	4,427,581
Airlines 0.1%
Southwest Airlines Co.	27,730	1,723,142
Building Products 0.7%
Allegion PLC	34,968	2,836,604
AO Smith Corp.	124,075	6,989,145
Total		9,825,749
Commercial Services & Supplies 0.9%
KAR Auction Services, Inc.	183,025	7,681,559
Waste Management, Inc.	79,450	5,827,658
Total		13,509,217
Industrial Conglomerates 1.8%
3M Co.	62,972	13,110,141
General Electric Co.	217,220	5,867,112
Honeywell International, Inc.	57,387	7,649,113
Total		26,626,366
Machinery 3.2%
Cummins, Inc.	5,019	814,182
Deere & Co.	238,185	29,437,284
Fortive Corp.	4,750	300,913
Graco, Inc.	102,347	11,184,480
Illinois Tool Works, Inc.	21,224	3,040,338
Toro Co. (The)	31,910	2,211,044
Total		46,988,241
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	43,754	4,731,995
IHS Markit Ltd.(a)	64,580	2,844,103
Total		7,576,098
Road & Rail 0.1%
Landstar System, Inc.	12,164	1,041,239
Trading Companies & Distributors 1.5%
HD Supply Holdings, Inc.(a)	134,925	4,132,753
MSC Industrial Direct Co., Inc., Class A	24,112	2,072,667
Watsco, Inc.	95,870	14,783,154
Total		20,988,574
Total Industrials		142,605,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 41.2%
Communications Equipment 1.3%
CommScope Holding Co., Inc.(a)	57,450	2,184,823
F5 Networks, Inc.(a)	54,281	6,896,944
Harris Corp.	6,550	714,474
Juniper Networks, Inc.	39,040	1,088,435
Motorola Solutions, Inc.	84,474	7,327,275
Palo Alto Networks, Inc.(a)	5,650	756,027
Total		18,967,978
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	23,200	1,712,624
Cognex Corp.	920	78,108
Keysight Technologies, Inc.(a)	10,950	426,283
National Instruments Corp.	123,195	4,954,903
Total		7,171,918
Internet Software & Services 9.5%
Alphabet, Inc., Class A(a)	40,929	38,050,873
Alphabet, Inc., Class C	41,371	37,595,069
eBay, Inc.(a)	148,900	5,199,588
Facebook, Inc., Class A(a)	384,272	58,017,386
Total		138,862,916
IT Services 6.6%
Accenture PLC, Class A	54,281	6,713,474
Alliance Data Systems Corp.	7,157	1,837,130
Automatic Data Processing, Inc.	41,637	4,266,127
Booz Allen Hamilton Holdings Corp.	302,555	9,845,140
CoreLogic, Inc.(a)	41,950	1,819,791
DST Systems, Inc.	142,150	8,770,655
Euronet Worldwide, Inc.(a)	102,347	8,942,057
FleetCor Technologies, Inc.(a)	124	17,882
Global Payments, Inc.	5,100	460,632
International Business Machines Corp.	29,424	4,526,294
Jack Henry & Associates, Inc.	69,785	7,248,568
MasterCard, Inc., Class A	127,043	15,429,372
Paychex, Inc.	46,775	2,663,368
PayPal Holdings, Inc.(a)	41,950	2,251,457
Sabre Corp.	127,175	2,768,600
Teradata Corp.(a)	215,585	6,357,602

The accompanying Notes to Financial Statements are an integral part of this statement.
106	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Total System Services, Inc.	32,600	1,898,950
Vantiv, Inc., Class A(a)	56,300	3,566,042
Visa, Inc., Class A	83,736	7,852,762
Total		97,235,903
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.(a)	223,650	2,791,152
Analog Devices, Inc.	1,260	98,028
Applied Materials, Inc.	52,175	2,155,349
Broadcom Ltd.	113,561	26,465,391
Intel Corp.	72,925	2,460,489
KLA-Tencor Corp.	37,252	3,408,931
Maxim Integrated Products, Inc.	10,875	488,288
NVIDIA Corp.	159,244	23,020,313
Skyworks Solutions, Inc.	34,116	3,273,430
Texas Instruments, Inc.	68,232	5,249,088
Xilinx, Inc.	175,550	11,291,376
Total		80,701,835
Software 10.8%
Activision Blizzard, Inc.	25,940	1,493,366
Adobe Systems, Inc.(a)	112,429	15,901,958
Autodesk, Inc.(a)	44,360	4,472,375
Citrix Systems, Inc.(a)	58,853	4,683,522
Dell Technologies, Inc. - VMware, Inc., Class V(a)	28,090	1,716,580
Electronic Arts, Inc.(a)	89,627	9,475,367
Fortinet, Inc.(a)	40,455	1,514,635
Intuit, Inc.	85,297	11,328,295
Manhattan Associates, Inc.(a)	14,025	674,042
Microsoft Corp.	967,080	66,660,824
Nuance Communications, Inc.(a)	219,440	3,820,450
Oracle Corp.	131,300	6,583,382
PTC, Inc.(a)	1,035	57,049
Salesforce.com, Inc.(a)	18,324	1,586,858
ServiceNow, Inc.(a)	29,251	3,100,606
Symantec Corp.	708,129	20,004,644
Synopsys, Inc.(a)	27,395	1,997,917
Take-Two Interactive Software, Inc.(a)	37,750	2,770,095
Total		157,841,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	696,382	100,292,936
NCR Corp.(a)	64,375	2,629,075
Total		102,922,011
Total Information Technology		603,704,526
Materials 3.8%
Chemicals 1.2%
Eastman Chemical Co.	7,550	634,125
Ecolab, Inc.	12,314	1,634,683
FMC Corp.	36,150	2,640,757
PPG Industries, Inc.	31,947	3,512,892
Scotts Miracle-Gro Co. (The), Class A	97,672	8,737,737
Total		17,160,194
Construction Materials —%
Eagle Materials, Inc.	6,478	598,697
Containers & Packaging 2.6%
AptarGroup, Inc.	153,433	13,327,190
Avery Dennison Corp.	71,338	6,304,139
Bemis Co., Inc.	78,520	3,631,550
Crown Holdings, Inc.(a)	36,400	2,171,624
Graphic Packaging Holding Co.	664,010	9,150,058
International Paper Co.	13,640	772,160
Sealed Air Corp.	27,290	1,221,501
Silgan Holdings, Inc.	54,910	1,745,040
Total		38,323,262
Total Materials		56,082,153
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	19,820	2,622,582
Care Capital Properties, Inc.	219,825	5,869,327
Empire State Realty Trust, Inc., Class A	11,440	237,609
Equinix, Inc.	20,364	8,739,414
Equity LifeStyle Properties, Inc.	52,757	4,555,039
Healthcare Trust of America, Inc., Class A	227,480	7,076,903
Lamar Advertising Co., Class A	5,650	415,671
Life Storage, Inc.	14,127	1,046,811

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	107

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Senior Housing Properties Trust	44,140	902,222
Tanger Factory Outlet Centers, Inc.	270,250	7,021,095
Total		38,486,673
Total Real Estate		38,486,673
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Zayo Group Holdings, Inc.(a)	18,750	579,375
Total Telecommunication Services		579,375
Total Common Stocks (Cost $1,364,159,601)		1,452,316,841

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	13,636,172	13,636,172
Total Money Market Funds (Cost $13,635,728)		13,636,172
Total Investments (Cost: $1,377,795,329)		1,465,953,013
Other Assets & Liabilities, Net		(1,276,548)
Net Assets		1,464,676,465

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	5,860,732	350,505,491	(342,730,051)	13,636,172	399	84,556	13,636,172
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	250,064,310	—	—	—	250,064,310
Consumer Staples	85,890,247	—	—	—	85,890,247
Financials	45,922,604	—	—	—	45,922,604
Health Care	228,981,189	—	—	—	228,981,189
Industrials	142,605,764	—	—	—	142,605,764
Information Technology	603,704,526	—	—	—	603,704,526
Materials	56,082,153	—	—	—	56,082,153
Real Estate	38,486,673	—	—	—	38,486,673
Telecommunication Services	579,375	—	—	—	579,375
Total Common Stocks	1,452,316,841	—	—	—	1,452,316,841
Money Market Funds	—	—	—	13,636,172	13,636,172
Total Investments	1,452,316,841	—	—	13,636,172	1,465,953,013
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	109

Portfolio of Investments
Variable Portfolio – MFS® Value Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.5%
Auto Components 1.1%
Delphi Automotive PLC	264,228	23,159,584
Automobiles 0.2%
Harley-Davidson, Inc.	75,095	4,056,632
Household Durables 0.2%
Newell Brands, Inc.	75,104	4,027,076
Media 4.2%
Comcast Corp., Class A	760,159	29,585,388
Interpublic Group of Companies, Inc. (The)	453,393	11,153,468
Omnicom Group, Inc.	353,038	29,266,850
Time Warner, Inc.	188,666	18,943,953
Walt Disney Co. (The)	45,894	4,876,238
Total		93,825,897
Multiline Retail 0.2%
Target Corp.	96,437	5,042,691
Specialty Retail 0.2%
Advance Auto Parts, Inc.	40,487	4,720,379
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	418,374	9,689,542
Total Consumer Discretionary		144,521,801
Consumer Staples 12.1%
Beverages 1.6%
Diageo PLC	774,094	22,871,436
PepsiCo, Inc.	113,950	13,160,085
Total		36,031,521
Food & Staples Retailing 1.6%
CVS Health Corp.	439,647	35,373,998
Food Products 3.8%
Archer-Daniels-Midland Co.	188,192	7,787,385
Danone SA	136,164	10,234,749
General Mills, Inc.	316,216	17,518,366
JM Smucker Co. (The)	75,964	8,988,820
Nestlé SA, Registered Shares	451,410	39,284,769
Total		83,814,089
Household Products 0.5%
Procter & Gamble Co. (The)	125,534	10,940,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.4%
Coty, Inc., Class A	475,083	8,912,557
Tobacco 4.2%
Altria Group, Inc.	148,899	11,088,509
Philip Morris International, Inc.	699,873	82,200,084
Total		93,288,593
Total Consumer Staples		268,361,046
Energy 4.7%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	495,669	32,634,847
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	168,773	17,608,087
EOG Resources, Inc.	210,815	19,082,974
Exxon Mobil Corp.	245,387	19,810,093
Occidental Petroleum Corp.	248,653	14,886,855
Total		71,388,009
Total Energy		104,022,856
Financials 30.3%
Banks 13.7%
Citigroup, Inc.	711,029	47,553,619
JPMorgan Chase & Co.	1,129,223	103,210,982
PNC Financial Services Group, Inc. (The)	246,480	30,777,958
U.S. Bancorp	946,612	49,148,095
Wells Fargo & Co.	1,311,347	72,661,737
Total		303,352,391
Capital Markets 7.8%
Bank of New York Mellon Corp. (The)	493,048	25,155,309
BlackRock, Inc.	51,199	21,626,970
Franklin Resources, Inc.	199,075	8,916,569
Goldman Sachs Group, Inc. (The)	210,614	46,735,247
Moody’s Corp.	127,444	15,507,386
Nasdaq, Inc.	315,007	22,519,850
S&P Global, Inc.	36,392	5,312,868
State Street Corp.	212,917	19,105,042
T. Rowe Price Group, Inc.	109,031	8,091,191
Total		172,970,432
Consumer Finance 1.0%
American Express Co.	257,983	21,732,488

The accompanying Notes to Financial Statements are an integral part of this statement.
110	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.8%
Aon PLC	300,322	39,927,810
Chubb Ltd.	312,473	45,427,325
MetLife, Inc.	564,069	30,989,951
Prudential Financial, Inc.	125,447	13,565,838
Travelers Companies, Inc. (The)	343,951	43,520,120
Total		173,431,044
Total Financials		671,486,355
Health Care 15.5%
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	732,069	35,585,874
Danaher Corp.	280,142	23,641,183
Medtronic PLC	642,245	56,999,244
Total		116,226,301
Health Care Providers & Services 1.9%
CIGNA Corp.	76,453	12,797,468
Express Scripts Holding Co.(a)	161,938	10,338,122
McKesson Corp.	96,812	15,929,446
UnitedHealth Group, Inc.	14,751	2,735,130
Total		41,800,166
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	158,864	27,717,002
Pharmaceuticals 7.1%
Johnson & Johnson	601,490	79,571,112
Merck & Co., Inc.	331,390	21,238,785
Novartis AG, Registered Shares	63,840	5,312,788
Pfizer, Inc.	1,412,036	47,430,289
Roche Holding AG, Genusschein Shares	18,312	4,663,459
Total		158,216,433
Total Health Care		343,959,902
Industrials 15.9%
Aerospace & Defense 3.4%
Lockheed Martin Corp.	87,373	24,255,618
Northrop Grumman Corp.	111,596	28,647,809
United Technologies Corp.	188,552	23,024,085
Total		75,927,512
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	295,266	32,653,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.2%
Johnson Controls International PLC	1,132,517	49,105,937
Electrical Equipment 0.9%
Eaton Corp. PLC	265,170	20,638,181
Industrial Conglomerates 4.0%
3M Co.	233,349	48,580,928
Honeywell International, Inc.	300,783	40,091,366
Total		88,672,294
Machinery 2.1%
Illinois Tool Works, Inc.	135,210	19,368,832
Ingersoll-Rand PLC	147,176	13,450,415
Stanley Black & Decker, Inc.	89,838	12,642,902
Total		45,462,149
Professional Services 0.5%
Equifax, Inc.	72,540	9,968,447
Road & Rail 1.3%
Canadian National Railway Co.	163,012	13,212,123
Union Pacific Corp.	149,568	16,289,451
Total		29,501,574
Total Industrials		351,929,561
Information Technology 7.1%
IT Services 5.6%
Accenture PLC, Class A	471,398	58,302,505
Amdocs Ltd.	86,656	5,585,846
Cognizant Technology Solutions Corp., Class A	136,474	9,061,873
DXC Technology Co.	68,050	5,220,796
Fidelity National Information Services, Inc.	250,920	21,428,568
Fiserv, Inc.(a)	87,299	10,680,160
International Business Machines Corp.	85,465	13,147,081
Total		123,426,829
Semiconductors & Semiconductor Equipment 1.3%
Texas Instruments, Inc.	375,101	28,856,520
Software 0.2%
Oracle Corp.	95,802	4,803,512
Total Information Technology		157,086,861

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	111

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.0%
Chemicals 3.5%
EI du Pont de Nemours & Co.	104,892	8,465,833
Monsanto Co.	74,781	8,851,079
PPG Industries, Inc.	390,054	42,890,338
Sherwin-Williams Co. (The)	50,783	17,822,802
Total		78,030,052
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	183,103	10,923,925
Total Materials		88,953,977
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	42,036	8,765,767
Total Real Estate		8,765,767
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	410,214	18,320,157
Total Telecommunication Services		18,320,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.6%
Electric Utilities 1.6%
Duke Energy Corp.	339,935	28,415,167
Xcel Energy, Inc.	152,824	7,011,565
Total		35,426,732
Total Utilities		35,426,732
Total Common Stocks (Cost $1,567,867,227)		2,192,835,015

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	24,308,239	24,308,239
Total Money Market Funds (Cost $24,307,989)		24,308,239
Total Investments (Cost: $1,592,175,216)		2,217,143,254
Other Assets & Liabilities, Net		(1,290,878)
Net Assets		2,215,852,376

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	32,188,757	125,687,823	(133,568,341)	24,308,239	(6,880)	119,750	24,308,239
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	144,521,801	—	—	—	144,521,801
Consumer Staples	195,970,092	72,390,954	—	—	268,361,046
Energy	104,022,856	—	—	—	104,022,856
Financials	671,486,355	—	—	—	671,486,355
Health Care	333,983,655	9,976,247	—	—	343,959,902
Industrials	351,929,561	—	—	—	351,929,561
Information Technology	157,086,861	—	—	—	157,086,861
Materials	88,953,977	—	—	—	88,953,977
Real Estate	8,765,767	—	—	—	8,765,767
Telecommunication Services	18,320,157	—	—	—	18,320,157
Utilities	35,426,732	—	—	—	35,426,732
Total Common Stocks	2,110,467,814	82,367,201	—	—	2,192,835,015
Money Market Funds	—	—	—	24,308,239	24,308,239
Total Investments	2,110,467,814	82,367,201	—	24,308,239	2,217,143,254
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	113

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Morgan Stanley Advantage Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 29.8%
Hotels, Restaurants & Leisure 6.2%
Dunkin’ Brands Group, Inc.	398,444	21,962,233
Starbucks Corp.	1,350,580	78,752,320
Total		100,714,553
Internet & Direct Marketing Retail 13.5%
Amazon.com, Inc.(a)	143,271	138,686,328
Priceline Group, Inc. (The)(a)	43,038	80,503,440
Total		219,189,768
Media 1.0%
Walt Disney Co. (The)	149,535	15,888,094
Multiline Retail 1.3%
Dollar Tree, Inc.(a)	313,158	21,896,007
Specialty Retail 3.2%
Home Depot, Inc. (The)	167,367	25,674,098
Tiffany & Co.	277,445	26,043,762
Total		51,717,860
Textiles, Apparel & Luxury Goods 4.6%
LVMH Moet Hennessy Louis Vuitton SE	229,111	57,124,537
Nike, Inc., Class B	317,480	18,731,320
Total		75,855,857
Total Consumer Discretionary		485,262,139
Financials 12.5%
Capital Markets 7.6%
MSCI, Inc.	437,581	45,066,467
S&P Global, Inc.	539,889	78,818,395
Total		123,884,862
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc., Class B(a)	470,180	79,634,387
Total Financials		203,519,249
Health Care 4.3%
Health Care Equipment & Supplies 1.5%
Danaher Corp.	293,632	24,779,605
Pharmaceuticals 2.8%
Zoetis, Inc.	737,982	46,035,317
Total Health Care		70,814,922
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.0%
Aerospace & Defense 7.6%
TransDigm Group, Inc.	159,018	42,755,170
United Technologies Corp.	666,877	81,432,350
Total		124,187,520
Machinery 1.1%
Fortive Corp.	273,315	17,314,506
Professional Services 5.3%
IHS Markit Ltd.(a)	951,480	41,903,179
Verisk Analytics, Inc.(a)	528,027	44,549,638
Total		86,452,817
Total Industrials		227,954,843
Information Technology 34.1%
Internet Software & Services 17.0%
Alphabet, Inc., Class C(a)	112,912	102,606,522
Facebook, Inc., Class A(a)	930,152	140,434,349
Twitter, Inc.(a)	1,871,391	33,441,757
Total		276,482,628
IT Services 7.7%
MasterCard, Inc., Class A	634,983	77,118,685
Visa, Inc., Class A	504,275	47,290,910
Total		124,409,595
Software 9.4%
Activision Blizzard, Inc.	707,886	40,752,997
Salesforce.com, Inc.(a)	665,123	57,599,651
Workday, Inc., Class A(a)	568,426	55,137,322
Total		153,489,970
Total Information Technology		554,382,193
Materials 1.6%
Chemicals 1.6%
Sherwin-Williams Co. (The)	72,762	25,536,551
Total Materials		25,536,551
Total Common Stocks (Cost $1,345,415,233)		1,567,469,897

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	115

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, June 30, 2017 (Unaudited)
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	51,563,498	51,563,498
Total Money Market Funds (Cost $51,561,309)		51,563,498
Total Investments (Cost: $1,396,976,542)		1,619,033,395
Other Assets & Liabilities, Net		8,932,350
Net Assets		1,627,965,745
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	32,408,120	516,592,686	(497,437,308)	51,563,498	(33,684)	232,370	51,563,498
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	428,137,602	57,124,537	—	—	485,262,139
Financials	203,519,249	—	—	—	203,519,249
Health Care	70,814,922	—	—	—	70,814,922
Industrials	227,954,843	—	—	—	227,954,843
Information Technology	554,382,193	—	—	—	554,382,193
Materials	25,536,551	—	—	—	25,536,551
Total Common Stocks	1,510,345,360	57,124,537	—	—	1,567,469,897
Money Market Funds	—	—	—	51,563,498	51,563,498
Total Investments	1,510,345,360	57,124,537	—	51,563,498	1,619,033,395
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	117

Portfolio of Investments
Variable Portfolio – Oppenheimer International Growth Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.8%
CSL Ltd.	196,256	20,828,600
James Hardie Industries PLC	877,127	13,823,409
Sonic Healthcare Ltd.	675,192	12,571,257
Total		47,223,266
Belgium 0.7%
Anheuser-Busch InBev SA/NV	101,067	11,163,587
Canada 4.8%
Alimentation Couche-Tard, Inc., Class B	323,922	15,526,674
CCL Industries, Inc.	471,590	23,859,516
Dollarama, Inc.	227,415	21,729,637
Saputo, Inc.	580,253	18,457,307
Total		79,573,134
Denmark 4.6%
Coloplast A/S, Class B	192,408	16,077,469
Novo Nordisk A/S, Class B	390,109	16,706,074
Novozymes AS, Class B	347,112	15,189,999
Pandora A/S	141,819	13,233,550
William Demant Holding AS(a)	575,871	14,904,616
Total		76,111,708
Finland 1.0%
Nokia OYJ	2,837,711	17,356,041
France 17.4%
Airbus Group SE	243,830	20,051,305
AtoS	149,299	20,957,129
Danone SA	145,248	10,917,547
Dassault Systemes	181,605	16,280,403
Edenred	779,877	20,335,509
Essilor International SA	140,527	17,880,019
Hermes International	38,510	19,029,757
Iliad SA	84,050	19,881,119
Legrand SA	260,250	18,206,223
LVMH Moet Hennessy Louis Vuitton SE	83,260	20,759,322
Pernod Ricard SA	87,550	11,724,438
Schneider Electric SE	191,318	14,699,423
SEB SA	134,751	24,201,688
STMicroelectronics NV	1,081,680	15,529,486
Technicolor SA	2,190,990	9,554,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Valeo SA	438,440	29,540,074
Total		289,547,752
Germany 10.7%
Bayer AG, Registered Shares	123,364	15,949,897
Bayerische Motoren Werke AG	155,263	14,413,674
Brenntag AG	283,337	16,400,720
Continental AG	119,318	25,749,920
Infineon Technologies AG	1,797,484	37,949,626
ProSiebenSat.1 Media AG	328,624	13,752,377
SAP SE	309,331	32,309,495
Scout24 AG(b)	247,447	9,113,130
United Internet AG	239,182	13,152,330
Total		178,791,169
India 2.2%
Hero Honda Motors Ltd.	456,079	26,096,464
ICICI Bank Ltd., ADR	1,137,925	10,207,187
Total		36,303,651
Japan 8.4%
Hoya Corp.	317,900	16,550,310
Keyence Corp.	57,820	25,453,975
Koito Manufacturing Co., Ltd.	341,300	17,648,809
Kubota Corp.	610,500	10,319,159
Nidec Corp.	222,000	22,808,281
Nippon Telegraph & Telephone Corp.	651,700	30,762,914
Subaru Corp.	481,200	16,316,558
Total		139,860,006
Luxembourg 1.0%
SES SA FDR	732,270	17,166,329
Netherlands 5.9%
Aalberts Industries NV	537,755	21,410,897
ASML Holding NV	142,068	18,514,199
Boskalis Westminster	333,447	10,829,367
Gemalto NV	192,303	11,542,019
Heineken NV	226,632	22,035,701
Koninklijke Vopak NV	293,178	13,595,038
Total		97,927,221
South Africa 0.7%
SPAR Group Ltd. (The)	953,533	11,232,484

The accompanying Notes to Financial Statements are an integral part of this statement.
118	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 5.2%
Amadeus IT Group SA, Class A	347,040	20,750,054
Grifols SA	860,461	23,964,974
Industria de Diseno Textil SA	367,260	14,098,249
Prosegur Cash SA(a),(b)	3,352,939	8,807,984
Prosegur Cia de Seguridad SA, Registered Shares	2,938,056	19,093,931
Total		86,715,192
Sweden 2.2%
Atlas Copco AB, Class A	594,061	22,776,088
Swedish Match AB	382,328	13,464,778
Total		36,240,866
Switzerland 10.5%
ABB Ltd.	302,849	7,478,845
Barry Callebaut AG	11,755	16,157,149
Cie Financiere Richemont SA, Class A, Registered Shares	214,459	17,668,434
Lonza Group AG, Registered Shares	115,643	25,000,306
Roche Holding AG, Genusschein Shares	67,697	17,240,179
SGS SA, Registered Shares	3,593	8,700,538
Sika AG	2,911	18,700,344
Sonova Holding AG	97,191	15,781,248
Temenos Group AG	279,695	24,968,080
UBS AG	617,921	10,465,155
Vifor Pharma AG	106,103	11,695,784
Total		173,856,062
Thailand 0.9%
CP ALL PCL, Foreign Registered Shares	8,352,000	15,418,703
United Kingdom 18.0%
BT Group PLC	3,358,565	12,893,431
Bunzl PLC	687,628	20,491,347
Burberry Group PLC	690,347	14,934,752
Diageo PLC	283,596	8,379,147
Dignity PLC	311,288	10,079,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Domino’s Pizza Group PLC	3,226,638	12,351,246
Essentra PLC	1,418,830	10,431,704
Experian PLC	682,752	14,005,689
Inmarsat PLC	920,654	9,227,117
Intertek Group PLC	312,660	17,172,632
NEX Group PLC	1,447,358	11,772,518
Prudential PLC	747,966	17,155,452
Reckitt Benckiser Group PLC	183,106	18,563,777
Royal Mail PLC	1,438,931	7,893,857
Spectris PLC	295,622	9,714,377
TechnipFMC PLC(a)	446,002	12,095,728
Travis Perkins PLC	788,208	14,937,048
Tullett Prebon PLC, Registered Shares	1,978,358	12,040,974
Unilever PLC	283,907	15,364,133
Vodafone Group PLC	5,604,755	15,895,557
Weir Group PLC (The)	263,396	5,938,369
Whitbread PLC	229,101	11,837,231
Wolseley PLC	273,618	16,795,891
Total		299,971,139
United States 1.6%
Carnival Corp.	417,060	27,346,624
Total Common Stocks (Cost $1,465,891,178)		1,641,804,934

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	24,880,804	24,880,804
Total Money Market Funds (Cost $24,878,627)		24,880,804
Total Investments (Cost $1,490,769,805)		1,666,685,738
Other Assets & Liabilities, Net		(2,423,016)
Net Assets		$1,664,262,722

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	119

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $17,921,114, which represents 1.08% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	36,215,369	446,722,761	(458,057,326)	24,880,804	(24)	146,973	24,880,804
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
120	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	47,223,266	—	—	47,223,266
Belgium	—	11,163,587	—	—	11,163,587
Canada	79,573,134	—	—	—	79,573,134
Denmark	—	76,111,708	—	—	76,111,708
Finland	—	17,356,041	—	—	17,356,041
France	—	289,547,752	—	—	289,547,752
Germany	—	178,791,169	—	—	178,791,169
India	10,207,187	26,096,464	—	—	36,303,651
Japan	—	139,860,006	—	—	139,860,006
Luxembourg	—	17,166,329	—	—	17,166,329
Netherlands	—	97,927,221	—	—	97,927,221
South Africa	—	11,232,484	—	—	11,232,484
Spain	—	86,715,192	—	—	86,715,192
Sweden	—	36,240,866	—	—	36,240,866
Switzerland	—	173,856,062	—	—	173,856,062
Thailand	—	15,418,703	—	—	15,418,703
United Kingdom	—	299,971,139	—	—	299,971,139
United States	27,346,624	—	—	—	27,346,624
Total Common Stocks	117,126,945	1,524,677,989	—	—	1,641,804,934
Money Market Funds	—	—	—	24,880,804	24,880,804
Total Investments	117,126,945	1,524,677,989	—	24,880,804	1,666,685,738
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	121

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
12/27/2022	1.824%	82,907	82,946
Series 2013-1A Class A
12/26/2044	2.016%	1,200,643	1,194,838
Access Point Financial, Inc.(a)
Series 2016-1A Class A
02/16/2021	6.250%	1,635,276	1,636,549
Ally Auto Receivables Trust
Series 2013-2 Class A4
11/15/2018	1.240%	213,789	213,770
Series 2015-2 Class A4
06/15/2020	1.840%	9,422,000	9,444,699
Series 2016-1 Class A3
04/15/2020	1.470%	669,000	668,786
Series 2017-3 Class A4
03/15/2022	2.010%	2,243,000	2,240,749
Ally Master Owner Trust(b)
Series 2017-2 Class A
06/15/2021	1.554%	1,354,000	1,353,424
Series 2017-3 Class A1
06/15/2022	1.574%	1,431,000	1,431,005
Ally Master Owner Trust
Series 2017-3 Class A2
06/15/2022	2.040%	2,166,000	2,160,755
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class C
05/12/2021	4.320%	858,000	871,616
Series 2016-3 Class A
11/12/2020	1.700%	377,695	377,148
Series 2016-4
02/13/2023	2.910%	1,371,000	1,375,658
American Tower Trust I(a)
Pass-Through Certificates
03/15/2043	1.551%	500,000	495,600
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,914,494
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,109,288
Series 2017-1 Class C
08/18/2022	2.710%	594,000	596,651
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,339,993
Anchor Assets IX LLC(a)
Series 2016-1 Class A
02/15/2020	5.125%	7,550,000	7,550,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2014-2A Class A
02/20/2021	2.500%	1,700,000	1,695,615
Series 2015-1A Class A
07/20/2021	2.500%	3,530,000	3,514,153
Axis Equipment Finance Receivables II LLC(a)
Series 2015-1A Class A2
03/20/2020	1.900%	310,158	308,853
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	1,389,685	1,385,828
BCC Funding Corp. X(a)
Series 2015-1 Class A2
10/20/2020	2.224%	928,830	927,871
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	2,294,386	2,293,787
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	316,663	313,231
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	931,265
California Republic Auto Receivables Trust
Series 2015-2 Class A3
08/15/2019	1.310%	359,054	358,899
Series 2016-1 Class A4
10/15/2021	2.240%	7,896,000	7,944,115
Capital Auto Receivables Asset Trust
Series 2015-4 Class A2
03/20/2019	1.620%	1,762,017	1,762,461
Series 2016-3 Class A4
03/22/2021	1.690%	530,000	528,790
CarFinance Capital Auto Trust(a)
Series 2014-1A Class B
04/15/2020	2.720%	182,667	182,998
Series 2014-2A Class A
11/16/2020	1.440%	239,795	239,625
Series 2015-1A Class A
06/15/2021	1.750%	142,660	142,545
Carlyle Global Market Strategies Commodities Funding Ltd.(a),(b),(c)
Series 2014-1A Class A
10/15/2021	3.058%	1,079,070	517,953
CarMax Auto Owner Trust
Series 2013-2 Class A4
11/15/2018	0.840%	1,240,891	1,240,650
Carnow Auto Receivables Trust(a)
Series 2016-1A Class A
05/15/2019	2.260%	2,253,186	2,254,915

The accompanying Notes to Financial Statements are an integral part of this statement.
122	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1A Class B
02/15/2021	3.490%	2,200,000	2,192,022
Chase Funding Trust(b)
Series 2003-2 Class 2A2
02/25/2033	1.776%	629,361	580,904
Series 2003-4 Class 1A5
05/25/2033	5.318%	454,590	462,101
Series 2003-6 Class 1A5
11/25/2034	5.850%	474,983	490,603
Chrysler Capital Auto Receivables Trust(a)
Series 2014-BA Class A3
05/15/2019	1.270%	32,818	32,816
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class A
08/15/2022	4.480%	1,129,918	1,143,153
Series 2016-MF1 Class B
08/15/2022	6.640%	3,250,000	3,327,056
Subordinated, Series 2015-PM1 Class B
12/15/2021	2.930%	422,259	421,206
CLUB Credit Trust(a)
Series 2017-NP1 Class A
04/17/2023	2.390%	658,000	657,826
Conix Mortgage Asset Trust(a),(c)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	115,725
Continental Credit Card(a)
Series 2016-1A Class A
01/15/2023	4.560%	1,078,688	1,078,581
COOF Securitization Trust Ltd.(a),(b),(d)
CMO Series 2014-1 Class A
06/25/2040	3.031%	1,762,937	203,812
CPS Auto Receivables Trust(a)
Series 2013-A Class A
06/15/2020	1.310%	862,985	862,675
Series 2014-C Class A
02/15/2019	1.310%	78,422	78,417
Series 2014-C Class C
08/17/2020	3.770%	2,096,000	2,131,223
Series 2015-A Class C
02/16/2021	4.000%	219,000	223,352
Series 2015-B Class A
11/15/2019	1.650%	1,335,680	1,335,273
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,367,418
Series 2016-A Class A
10/15/2019	2.250%	654,737	656,028
Series 2016-A Class B
05/15/2020	3.340%	1,436,395	1,452,811
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class A
11/15/2019	2.070%	235,086	235,301
Subordinated, Series 2014-B Class B
05/15/2020	2.320%	1,548,229	1,551,074
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,463,831
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,047,503
Credit Acceptance Auto Loan Trust(a)
Series 2014-2A Class A
03/15/2022	1.880%	563,782	563,868
Series 2015-2A Class A
02/15/2023	2.400%	2,821,000	2,824,463
Series 2015-2A Class C
02/15/2024	3.760%	434,000	439,198
Series 2017-1A Class A
10/15/2025	2.560%	1,688,000	1,693,417
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	741,883
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	625,085
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	343,994
Discover Card Execution Note Trust(b)
Series 2017-A5 Class A5
12/15/2026	1.816%	2,753,000	2,753,055
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	883,000	895,543
Series 2016-AA Class B
05/15/2020	3.170%	1,395,602	1,398,227
Series 2016-AA Class C
05/17/2021	3.910%	2,428,000	2,465,453
Series 2017-AA Class C
01/18/2022	2.980%	1,260,000	1,267,680
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	1,921,000	1,949,708
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	1,058,824	1,067,012
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,364,308
Subordinated, Series 2016-BA Class B
06/15/2020	2.560%	318,000	319,042
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,976,372
Subordinated, Series 2017-AA Class B
01/15/2021	2.510%	790,000	793,036

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,703,221
Drive Auto Receivables Trust
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,505,000	1,503,092
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,706,260
DT Auto Owner Trust(a)
Series 2016-2A Class A
08/15/2019	1.730%	180,100	180,041
Series 2016-3A Class A
11/15/2019	1.750%	540,704	540,896
Series 2016-3A Class B
07/15/2020	2.650%	1,000,000	1,004,561
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	1,055,000	1,077,104
Subordinated, Series 2016-4A
08/17/2020	2.020%	868,000	866,541
10/17/2022	3.770%	1,497,400	1,506,123
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,531,433
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,282,000	1,282,739
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	1,095,815	1,094,187
Enterprise Fleet Financing LLC(a)
Series 2017-2 Class A3
01/20/2023	2.220%	1,717,000	1,716,963
Exeter Automobile Receivables Trust(a)
Series 2014-2A Class C
12/16/2019	3.260%	405,000	407,071
Series 2014-3A Class B
11/15/2019	2.770%	295,577	296,222
Series 2015-2A Class A
11/15/2019	1.540%	277,363	277,326
Series 2016-1A Class A
07/15/2020	2.350%	455,642	455,532
Series 2016-2A Class A
07/15/2020	2.210%	966,836	965,922
Series 2017-1A Class C
12/15/2022	3.950%	810,000	819,441
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,320,112
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	1,102,000	1,099,471
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust(a)
Series 2014-3A Class A3
11/16/2020	1.670%	535,359	535,428
Series 2015-2A Class A1
12/16/2019	1.590%	290,111	290,113
Series 2015-2A Class D
12/15/2021	4.220%	280,000	277,707
Series 2016-1A Class A1
05/15/2020	1.920%	333,388	333,626
Series 2016-2A Class A1
11/16/2020	1.530%	1,145,587	1,142,228
FirstKey Lending Trust(a)
Series 2015-SFR1 Class A
03/09/2047	2.553%	1,858,061	1,840,970
Series 2015-SFR1 Class B
03/09/2047	3.417%	1,202,000	1,185,756
Flagship Credit Auto Trust(a)
Series 2014-1 Class B
02/18/2020	2.550%	162,280	162,150
Series 2014-2 Class A
12/16/2019	1.430%	166,686	166,569
Series 2014-2 Class B
11/16/2020	2.840%	446,000	447,188
Series 2014-2 Class C
12/15/2020	3.950%	220,000	220,264
Series 2015-3 Class A
10/15/2020	2.380%	1,921,114	1,923,631
Series 2016-1 Class A
12/15/2020	2.770%	1,341,991	1,352,065
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,218,656
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	757,000	756,522
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	712,687
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,298,977
Ford Credit Auto Owner Trust
Series 2015-A Class A4
06/15/2020	1.640%	892,000	892,503
Series 2017-A Class A3
06/15/2021	1.670%	1,424,000	1,422,945
GLC Trust(a)
Series 2014-A Class A
07/15/2021	3.000%	151,291	149,400

The accompanying Notes to Financial Statements are an integral part of this statement.
124	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Trust(a)
Series 2015-1A Class A
12/15/2020	2.250%	829,731	828,669
Series 2016-1A
10/15/2020	2.730%	1,337,763	1,333,012
Subordinated, Series 2015-1A Class B
12/15/2020	4.430%	954,000	952,582
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	840,000	838,010
GMAT Trust(a),(b)
Series 2013-1A Class A
11/25/2043	6.967%	433,400	434,264
GO Financial Auto Securitization Trust(a)
Series 2015-2 Class A
11/15/2018	3.270%	134,654	134,607
Subordinated, Series 2015-1 Class B
10/15/2020	3.590%	453,057	452,304
Subordinated, Series 2015-2 Class B
08/17/2020	4.800%	1,873,000	1,867,324
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	497,990	499,490
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	504,369	510,151
Green Tree Agency Advance Funding Trust I(a)
Series 2016-T1 Class AT1
10/15/2048	2.380%	1,068,000	1,063,577
Subordinated, CMO Series 2016-T1
10/15/2048	3.122%	1,498,000	1,488,757
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	1,533,261	1,554,823
Series 2017-1A Class A2
09/20/2047	4.460%	1,855,289	1,913,176
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	10,608,000	10,551,378
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	1,189,439	1,187,341
Honda Auto Receivables Owner Trust
Series 2015-1 Class A4
11/16/2020	1.320%	10,997,000	10,980,919
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/2022	4.571%	4,595,000	4,700,179
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Issuance Trust(a)
Series 2016-NP1 Class A
06/15/2022	3.750%	654,752	658,672
Lendmark Funding Trust(a)
Series 2016-A Class A
08/21/2023	4.820%	2,397,000	2,457,791
Series 2017-1A Class A
01/22/2024	2.830%	1,067,000	1,066,782
LV Tower 52 Issuer(a)
Series 2013-1 Class A
02/15/2023	5.500%	5,218,694	5,244,787
Series 2013-1 Class M
02/15/2023	7.500%	1,966,997	1,976,832
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,300,000	2,317,825
Marlette Funding Trust(a)
Series 2016-1A Class A
01/17/2023	3.060%	1,571,672	1,569,056
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,256,319	1,308,339
Series 2010-1 Class M
12/15/2045	5.250%	1,031,838	1,085,001
Murray Hill Marketplace Trust(a)
Series 2016-LC1 Class A
11/25/2022	4.190%	1,936,408	1,953,781
Nationstar HECM Loan Trust(a)
Series 2015-2A Class A
11/25/2025	2.883%	290,010	290,103
Series 2015-2A Class M1
11/25/2025	4.115%	1,964,000	1,964,628
Series 2016-1A Class M1
02/25/2026	4.360%	1,962,000	1,962,628
Series 2016-2A Class A
06/25/2026	2.239%	378,259	382,525
Series 2016-3A Class A
08/25/2026	2.013%	767,692	775,688
Subordinated, Series 2017-1A Class M1
05/25/2027	2.942%	215,000	215,073
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
10/15/2031	2.759%	2,731,000	2,781,740
Series 2015-AA Class A2B
12/15/2028	2.359%	790,001	801,007
Series 2016-AA Class A2B
12/15/2045	3.309%	5,231,000	5,426,716

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Loan Trust(a)
Series 2016-AA Class A2A
12/15/2045	3.910%	3,185,000	3,305,078
Navient Student Loan Trust(b)
Series 2014-1 Class A3
06/25/2031	1.534%	919,000	912,558
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
02/25/2070	1.724%	13,212,055	13,051,101
Series 2016-5A Class A
06/25/2065	2.274%	1,473,119	1,496,383
Series 2017-2A Class A
12/27/2066	2.074%	4,046,478	4,070,574
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
12/07/2020	1.446%	99,857	99,917
Nelnet Student Loan Trust(b)
Series 2005-1 Class A5
10/25/2033	1.266%	1,921,445	1,883,594
Series 2005-2 Class A5
03/23/2037	1.387%	623,178	608,552
Series 2005-3 Class A5
12/24/2035	1.407%	9,567,514	9,386,737
Series 2006-2 Class A5
01/25/2030	1.256%	675,699	674,144
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A1
11/27/2039	1.756%	5,504,609	5,521,217
Series 2016-1A Class A
09/25/2065	2.016%	2,656,129	2,683,936
New Residential Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	2,410,000	2,394,363
NRPL Trust(a),(b)
Series 2015-1A Class A1
11/01/2054	3.875%	918,201	924,272
NRPL Trust(a)
Series 2015-2A Class A1
10/25/2057	3.750%	4,388,687	4,433,617
Series 2015-2A Class A2
10/25/2057	3.750%	1,250,000	1,227,471
NRZ Advance Receivables Trust(a)
Series 2016-T1 Class AT1
06/15/2049	2.751%	1,008,500	1,000,590
Ocwen Master Advance Receivables Trust(a)
Series 2015-T3 Class AT3
11/15/2047	3.211%	5,024,000	5,012,153
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-T1 Class AT1
08/17/2048	2.521%	3,612,000	3,606,356
Subordinated, Series 2015-T3 Class CT3
11/15/2047	4.196%	852,000	852,000
Subordinated, Series 2015-T3 Class DT3
11/15/2047	4.687%	2,000,000	2,001,182
OnDeck Asset Securitization Trust II LLC(a)
Series 2016-1A Class A
05/17/2020	4.210%	2,168,000	2,157,774
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	1,166,489	1,167,880
OneMain Financial Issuance Trust(a)
Series 2014-1A Class A
06/18/2024	2.430%	379,160	379,304
Series 2014-1A Class B
06/18/2024	3.240%	402,000	402,403
Series 2014-2A Class A
09/18/2024	2.470%	1,601,594	1,603,676
Series 2015-1A Class A
03/18/2026	3.190%	1,726,000	1,741,494
Series 2015-2A Class A
07/18/2025	2.570%	6,689,626	6,699,801
Series 2015-2A Class B
07/18/2025	3.100%	1,395,000	1,373,806
Series 2016-1A Class A
02/20/2029	3.660%	2,505,000	2,563,605
Subordinated, Series 2014-2A Class B
09/18/2024	3.020%	1,119,000	1,123,456
Oportun Funding II LLC(a)
Series 2016-A Class A
03/08/2021	4.700%	2,901,000	2,911,056
Subordinated, Series 2016-A Class B
03/08/2021	6.410%	811,000	803,771
Oportun Funding III LLC(a)
Series 2016-B Class A
07/08/2021	3.690%	2,856,000	2,860,468
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/2021	4.850%	1,085,492	1,107,299
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	841,917
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/2029	1.440%	155,094	153,907

The accompanying Notes to Financial Statements are an integral part of this statement.
126	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Auto Receivables Trust(a)
Series 2014-1A Class A3
04/15/2020	1.520%	100,603	100,589
Progreso Receivables Funding IV LLC(a)
Series 2015-B Class A
07/28/2020	3.000%	1,203,000	1,207,582
Series 2015-B Class B
07/28/2020	5.000%	605,000	602,366
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,525,486	3,531,745
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,505,566
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,434,197	5,493,903
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,334,950
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,047,319
Prosper Marketplace Issuance Trust(a)
Series 2017-1A Class A
06/15/2023	2.560%	1,255,000	1,257,761
Purchasing Power Funding LLC(a)
Series 2015-A Class A2
12/15/2019	4.750%	3,500,000	3,512,033
Purchasing Power Funding LLC(a),(b)
Series 2016-A Class A1
02/27/2019	1.739%	2,260,462	2,260,462
RBSHD Trust(a),(b)
Series 2013-1A Class A
10/25/2047	7.685%	1,059,085	1,059,789
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	724,841	722,585
Santander Drive Auto Receivables Trust
Series 2016-2 Class A3
05/15/2020	1.560%	777,000	776,843
Saxon Asset Securities Trust(b)
CMO Series 2003-1 Class AF6
06/25/2033	4.795%	11,675	11,767
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/2022	2.850%	401,047	401,401
Skopos Auto Receivables Trust(a)
Series 2015-2A Class A
02/15/2020	3.550%	133,548	133,614
SLM Private Education Loan Trust(a)
Series 2012-D Class A2
02/15/2046	2.950%	7,403,483	7,448,287
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2007-2 Class A4
07/25/2022	1.216%	2,150,000	2,081,718
Series 2012-1 Class A3
09/25/2028	1.974%	6,034,904	6,094,391
Series 2012-2 Class A
01/25/2029	1.724%	9,355,753	9,374,795
Series 2013-6 Class A3
06/25/2055	1.674%	5,599,000	5,626,868
Subordinated, Series 2012-6 Class B
04/27/2043	2.024%	2,461,000	2,247,423
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/2023	1.859%	19,269	19,270
Series 2017-A Class A2B
09/15/2034	2.059%	15,032,000	15,081,568
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	6,000,000	6,138,899
Series 2016-A Class A2A
05/15/2031	2.700%	7,655,000	7,685,445
Series 2016-C Class A2A
09/15/2034	2.340%	5,230,000	5,153,095
Series 2017-A Class A2A
09/15/2034	2.880%	9,251,000	9,326,093
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	1,431,940	1,444,753
SoFi Professional Loan Program LLC(a)
Series 2017-B Class A2FX
05/25/2040	2.740%	4,500,000	4,525,071
Series 2017-C Class A2B
07/25/2040	2.630%	2,043,000	2,035,259
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
07/25/2040	2.630%	3,500,000	3,499,777
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	1,537,000	1,550,617
Series 2015-AA Class B
11/15/2024	3.620%	363,000	361,202
Synchrony Credit Card Master Note Trust
Series 2015-1 Class A
03/15/2023	2.370%	814,000	822,102
Series 2015-4 Class A
09/15/2023	2.380%	1,475,000	1,487,696
Series 2016-3 Class A
09/15/2022	1.580%	3,387,000	3,363,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A
06/15/2023	1.930%	2,067,000	2,060,763
Toyota Auto Receivables Owner Trust
Series 2017-B Class A4
09/15/2022	2.050%	8,000,000	8,025,793
Trafigura Securitisation Finance PLC(a),(b)
Series 2014-1A Class A
10/15/2018	2.109%	2,391,000	2,388,889
Tricolor Auto Securitization Trust(a)
Series 2017-1 Class A
05/15/2020	5.090%	2,881,063	2,879,318
Tricon American Homes Trust(a),(b)
Series 2015-SFR1 Class A
05/17/2032	2.409%	567,682	566,909
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,715,000	1,694,627
Upstart Securitization Trust(a)
Series 2017-1 Class A
06/20/2024	2.639%	1,096,000	1,095,718
Vericrest Opportunity Loan Transferee XXIV LLC(a),(b)
Series 2015-NPL6 Class A1
02/25/2055	3.500%	686,215	686,330
Vericrest Opportunity Loan Transferee XXV LLC(a),(b)
Series 2015-NPL8 Class A1
06/26/2045	3.500%	4,569,189	4,580,386
Vericrest Opportunity Loan Transferee XXXIII LLC(a),(b)
Series 2015-NPL5 Class A1
03/25/2055	3.500%	1,293,427	1,293,645
Verizon Owner Trust(a)
Series 2017-2A Class A
12/20/2021	1.920%	5,354,000	5,356,572
VM DEBT LLC(a)
Series 2017-1 Class A
10/02/2024	6.500%	1,970,000	1,970,000
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	993,357	991,720
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/17/2019	1.570%	1,045,636	1,045,513
06/15/2021	4.100%	799,000	811,621
Series 2016-3A Class C
01/18/2022	2.460%	1,294,000	1,289,413
Series 2017-1A Class C
10/17/2022	2.700%	508,000	508,796
Subordinated, Series 2015-3A Class D
05/17/2021	4.400%	1,000,000	1,014,281
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
Series 2016-A Class A
04/15/2025	2.030%	5,681,000	5,614,099
Total Asset-Backed Securities — Non-Agency (Cost $484,159,718)			484,646,958

Commercial Mortgage-Backed Securities - Agency 7.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ02 Class A2
09/25/2020	2.597%	746,791	758,834
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,932,561
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,581,412
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,537,559
Federal National Mortgage Association
01/01/2018	3.520%	2,288,117	2,289,814
03/01/2018	3.800%	1,507,110	1,514,256
08/01/2019	2.030%	247,167	249,302
11/01/2019	4.130%	1,500,000	1,570,375
12/01/2019	4.180%	2,420,571	2,536,590
01/01/2020	4.540%	1,338,564	1,412,287
04/01/2020	4.382%	1,975,145	2,088,399
07/01/2020	4.066%	2,310,000	2,442,118
10/01/2020	3.290%	1,406,924	1,459,121
11/01/2020	3.372%	805,115	836,698
01/01/2021	4.284%	1,116,436	1,196,266
05/01/2021	4.360%	1,435,409	1,544,092
05/01/2021	4.390%	1,425,877	1,534,281
06/01/2021	4.240%	1,888,909	2,025,885
07/01/2021	4.314%	1,881,467	2,020,206
08/01/2021	3.870%	1,828,941	1,946,530
08/01/2021	4.130%	1,367,510	1,463,457
09/01/2021	2.120%	2,800,000	2,769,209
11/01/2021	4.600%	1,754,652	1,900,738
06/01/2022	2.790%	2,612,851	2,685,782
06/01/2022	2.790%	1,883,555	1,936,654
07/01/2022	2.670%	5,000,000	5,115,312
08/01/2022	2.650%	7,000,000	7,155,231
11/01/2022	2.450%	6,000,000	6,064,319
12/01/2022	2.390%	1,814,321	1,831,535
12/01/2022	2.400%	1,800,000	1,814,982
02/01/2023	2.400%	2,000,000	2,015,974
02/01/2023	2.460%	2,708,965	2,723,084
04/01/2023	2.500%	6,000,000	6,057,023
04/01/2023	2.640%	2,812,414	2,846,180
04/01/2023	2.706%	1,340,807	1,361,311
05/01/2023	2.520%	3,000,000	3,031,062
06/01/2023	2.420%	2,780,478	2,783,003
06/01/2023	2.510%	1,847,785	1,858,190
07/01/2023	2.784%	2,621,252	2,676,538
07/01/2023	3.670%	6,000,000	6,381,977

The accompanying Notes to Financial Statements are an integral part of this statement.
128	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2023	3.590%	2,500,000	2,649,083
10/01/2023	3.760%	1,928,558	2,058,175
11/01/2023	3.690%	1,200,000	1,277,648
07/01/2025	3.070%	10,000,000	10,217,141
09/01/2025	3.100%	2,500,000	2,555,051
12/01/2025	3.765%	7,000,000	7,506,792
07/01/2026	4.450%	2,755,094	3,008,519
10/01/2026	3.235%	1,432,983	1,477,174
12/01/2026	3.240%	1,500,000	1,544,522
02/01/2027	3.340%	1,000,000	1,032,390
03/01/2027	2.910%	3,521,000	3,538,265
05/01/2027	2.885%	2,372,385	2,380,861
06/01/2027	3.000%	2,000,000	2,016,532
06/01/2027	3.110%	6,631,612	6,771,717
07/01/2027	3.210%	970,655	1,001,086
08/01/2027	3.390%	7,622,561	7,934,933
02/01/2030	2.920%	2,983,431	2,967,382
02/01/2030	3.550%	1,000,000	1,037,972
06/01/2030	3.130%	4,812,000	4,719,243
07/01/2030	3.210%	4,205,000	4,259,325
07/01/2030	3.300%	4,022,000	4,107,200
07/01/2030	3.340%	2,500,000	2,565,309
09/01/2030	3.390%	5,829,875	5,997,874
09/01/2030	3.410%	7,500,000	7,534,332
06/01/2037	5.832%	1,141,017	1,274,122
Series 2010-M3 Class A3
03/25/2020	4.332%	3,400,577	3,589,050
Series 2011-M1 Class A3
06/25/2021	3.763%	1,473,291	1,546,644
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	800,000	801,742
Series 2013-M7 Class A2
12/27/2022	2.280%	1,878,000	1,870,488
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,842,999
Series 2017-M5 Class A2
04/25/2029	3.303%	1,929,000	1,959,452
Series 2017-T1 Class A
06/25/2027	2.898%	2,780,000	2,763,742
Federal National Mortgage Association(b)
Series 2012-M11 Class FA
08/25/2019	1.544%	160,959	160,922
Series 2013-M13 Class A2
04/25/2023	2.622%	4,118,000	4,166,521
Series 2014-M12 Class ASV2
10/25/2021	2.614%	1,500,000	1,530,523
Series 2014-M3 Class A2
01/25/2024	3.501%	2,000,000	2,122,558
Series 2015-M11 Class A2
04/25/2025	2.928%	2,000,000	2,021,931
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M7 Class A2
02/25/2027	2.961%	1,049,000	1,053,690
FREMF Mortgage Trust(a),(b)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.810%	3,410,000	3,441,370
Subordinated, Series 2016-K59 Class B
11/25/2049	3.695%	2,383,000	2,325,891
Subordinated, Series 2016-K722 Class B
07/25/2049	3.966%	1,400,000	1,426,718
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
03/20/2063	1.343%	3,044,085	3,029,804
CMO Series 2015-H15 Class FJ
06/20/2065	1.433%	3,607,775	3,590,377
CMO Series 2015-H16 Class FG
07/20/2065	1.433%	3,946,809	3,928,546
CMO Series 2015-H16 Class FL
07/20/2065	1.433%	1,912,493	1,902,972
CMO Series 2015-H18 Class FA
06/20/2065	1.443%	1,428,310	1,423,121
Series 2014-168 Class VB
06/16/2047	3.449%	3,618,792	3,744,291
Total Commercial Mortgage-Backed Securities - Agency (Cost $254,840,938)			259,624,147

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

A10 Term Asset Financing LLC(a)
Series 2013-2 Class A
11/15/2027	2.620%	400,386	400,164
Series 2013-2 Class B
11/15/2027	4.380%	657,000	655,479
Series 2014-1 Class A2
04/15/2033	3.020%	147,549	147,438
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,200,919	1,234,539
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,236,546
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,487,475	2,607,643
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	554,757
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,103,227	1,149,370
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,122,764

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	211,135
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,133,697
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,013,152
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	845,285	836,250
Series 2015-2 Class A
11/15/2048	3.336%	2,881,738	2,917,289
Banc of America Commercial Mortgage Trust
Series 2007-5 Class A4
02/10/2051	5.492%	466,015	466,639
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,794,720
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	382,893
Bear Stearns Commercial Mortgage Securities Trust(a),(b),(d)
CMO Series 2007-T26 Class X1
01/12/2045	0.082%	16,027,393	14,163
Camden Property Trust(a)
Series 2016-SFR1 Class A
12/05/2026	5.000%	5,009,651	4,998,692
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	1,030,000	1,034,909
Series 2017-C8 Class A1
06/15/2050	1.965%	727,000	725,631
Series 2017-C8 Class A4
06/15/2050	3.572%	2,779,000	2,836,362
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,064,779
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	558,000	567,656
Citigroup Commercial Mortgage Trust(a)
Series 2013-SMP Class A
01/12/2030	2.110%	852,664	853,799
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	8,286,243	56
CMO Series 2007-CD4 Class XC
12/11/2049	0.744%	2,215,312	158
COBALT CMBS Commercial Mortgage Trust(b),(d)
CMO Series 2006-C1 Class
08/15/2048	1.027%	937,832	6,119
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	1,342,272	1,314,031
Commercial Mortgage Trust(b),(d)
CMO Series 2012-CR2 Class XA
08/15/2045	1.841%	2,218,698	153,483
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	5,000,000	5,165,146
Series 2013-CR9 Class ASB
07/10/2045	3.834%	3,784,000	3,998,520
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,151,550
Series 2014-UBS2 Class A5
03/10/2047	3.961%	2,809,000	2,963,602
Series 2014-UBS4 Class A5
08/10/2047	3.694%	627,000	650,660
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,288,604
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,174,614
Commercial Mortgage Trust(a),(b)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	631,667
Series 2014-TWC Class A
02/13/2032	1.978%	1,875,000	1,878,505
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	1,364,000	1,425,527
DBJPM Mortgage Trust
Series 2017-C6 Class A5
06/10/2050	3.328%	438,000	444,856
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	353,183
Greenwich Capital Commercial Funding Corp.(b)
Series 2006-GG7 Class AM
07/10/2038	5.951%	125,367	125,318
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,097,388
Series 2013-KING Class A
12/10/2027	2.706%	905,303	916,434
GS Mortgage Securities Corp. Trust(a),(b),(d)
CMO Series 2006-GG8 Class X
11/10/2039	1.074%	2,344,232	56

The accompanying Notes to Financial Statements are an integral part of this statement.
130	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a)
Series 2013-NYC5 Class A
01/10/2030	2.318%	1,222,000	1,223,850
GS Mortgage Securities Trust
Series 2013-GC14 Class AAB
08/10/2046	3.817%	2,000,000	2,112,732
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,297,828
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15 Class A2
11/15/2045	2.977%	1,042,512	1,056,897
Series 2014-C21 Class A5
08/15/2047	3.775%	1,372,000	1,442,153
Series 2014-C21 Class ASB
08/15/2047	3.428%	528,000	549,565
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,264,485
Series 2015-C30 Class ASB
07/15/2048	3.559%	845,000	884,412
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,934,641
JPMorgan Chase Commercial Mortgage Securities Trust(b),(d)
CMO Series 2006-CB15 Class X1
06/12/2043	0.475%	12,854,503	38,809
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(d)
CMO Series 2010-C2 Class XA
11/15/2043	1.791%	6,709,153	224,239
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	1,891,798	1,911,059
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
05/15/2047	1.314%	295,162	294,383
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C4 Class A3
07/15/2046	4.106%	928,371	944,239
KGS-Alpha SBA COOF Trust(a),(b),(d)
CMO Series 2012-2 Class A
08/25/2038	0.802%	5,011,308	120,585
CMO Series 2013-2 Class A
03/25/2039	1.668%	6,320,482	284,422
CMO Series 2014-2 Class A
04/25/2040	3.386%	1,700,065	157,256
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,601,880
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-C1 Class XCL
02/15/2041	0.327%	6,751,352	507
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-4 Class XC
12/12/2049	0.857%	951,436	16
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9 Class A4
09/12/2049	5.700%	273,736	273,947
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	3,124,353
Morgan Stanley Capital I Trust(a),(b),(d)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.650%	5,308,566	70
CMO Series 2006-T21 Class X
10/12/2052	0.076%	12,948,844	29,059
CMO Series 2007-HQ11 Class X
02/12/2044	0.450%	12,325,304	15,412
Morgan Stanley Re-Remic Trust(a)
Series 2012-IO Class AXA
03/27/2051	1.000%	321,998	321,692
PFP, Ltd.(a),(b)
Series 2015-2 Class A
07/14/2034	2.609%	816,605	816,534
Series 2015-2 Class C
07/14/2034	4.409%	938,000	939,289
Series 2015-2 Class D
07/14/2034	5.159%	851,000	852,967
RAIT Financial Trust(a),(b)
Series 2015-FL4 Class A
12/15/2031	2.509%	99,287	98,569
Series 2015-FL4 Class AS
12/15/2031	2.909%	966,832	959,471
Subordinated, Series 2015-FL5
01/15/2031	5.059%	1,485,000	1,479,607
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	795,368
Resource Capital Corp., Ltd.(a),(b)
Series 2015-CRE4 Class A
08/15/2032	2.572%	295,479	294,663
Subordinated, Series 2015-CRE4 Class B
08/15/2032	4.172%	1,151,000	1,139,490
Rialto Real Estate Fund LLC(a)
Series 2015-LT7 Class A
12/25/2032	3.000%	25,193	25,193

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	878,937
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,189,434
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,142,526
Wachovia Bank Commercial Mortgage Trust(a),(b),(d)
CMO Series 2004-C12 Class
07/15/2041	0.266%	15,786,792	61,336
CMO Series 2006-C24 Class XC
03/15/2045	0.134%	6,664,844	19
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	2,023,635
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	3,000,000	3,046,064
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,274,016
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	998,304
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $111,544,551)			111,823,856

Corporate Bonds & Notes 23.0%

Aerospace & Defense 0.3%
Airbus Group Finance BV(a)
04/17/2023	2.700%	589,000	593,101
Airbus Group SE(a)
04/10/2027	3.150%	409,000	412,409
04/10/2047	3.950%	150,000	154,670
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	598,494
10/07/2024	3.800%	725,000	755,797
Harris Corp.
04/27/2035	4.854%	770,000	845,134
L-3 Communications Corp.
12/15/2026	3.850%	211,000	216,803
Lockheed Martin Corp.
05/15/2036	4.500%	1,100,000	1,205,648
09/01/2036	6.150%	737,000	956,305
Northrop Grumman Corp.
08/01/2023	3.250%	1,650,000	1,704,242
02/01/2027	3.200%	1,950,000	1,965,614
04/15/2045	3.850%	535,000	529,354
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	572,207
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	177,517
04/15/2047	4.350%	66,000	68,959
Total			10,756,254
Agencies 0.1%
Israel Government AID Bond(e)
11/01/2024	0.000%	5,000,000	4,100,515
Airlines 0.2%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	830,571	861,987
American Airlines Pass Through Trust
Series 2017-1 Class AA
02/15/2029	3.650%	686,000	698,726
American Airlines Pass-Through Trust
01/31/2021	5.250%	126,069	133,446
01/15/2023	4.950%	637,866	677,454
Series 2016-2 Class A
06/15/2028	3.650%	214,280	215,397
Series 2016-3 Class AA
10/15/2028	3.000%	2,151,000	2,071,942
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	626,147	682,175
10/29/2024	4.000%	148,839	155,534
Delta Air Lines Pass-Through Trust
04/15/2019	5.300%	62,746	65,841
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	265,804	281,121
Series 2016-1 Class A
07/07/2028	3.450%	557,000	565,400
Total			6,409,023
Apartment REIT 0.1%
AvalonBay Communities, Inc.
11/15/2024	3.500%	215,000	219,715
11/15/2025	3.500%	300,000	305,417
10/15/2046	3.900%	85,000	82,001
ERP Operating LP
04/15/2023	3.000%	200,000	200,496
Mid-America Apartments LP
06/15/2024	3.750%	1,355,000	1,388,306
11/15/2025	4.000%	650,000	672,941
06/01/2027	3.600%	865,000	862,995
UDR, Inc.
09/01/2026	2.950%	363,000	343,172
Total			4,075,043

The accompanying Notes to Financial Statements are an integral part of this statement.
132	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.7%
BMW US Capital LLC(a)
09/15/2023	2.250%	720,000	698,969
Ford Motor Credit Co. LLC
01/09/2022	3.219%	271,000	273,726
03/28/2022	3.339%	2,715,000	2,756,078
05/04/2023	3.096%	323,000	318,862
01/09/2024	3.810%	1,955,000	1,982,646
08/04/2025	4.134%	940,000	955,887
General Motors Co.
04/01/2036	6.600%	124,000	145,105
04/01/2046	6.750%	1,445,000	1,710,357
General Motors Financial Co., Inc.
01/14/2022	3.450%	1,551,000	1,574,856
04/13/2024	3.950%	3,165,000	3,208,405
07/13/2025	4.300%	1,525,000	1,557,627
10/06/2026	4.000%	1,890,000	1,878,477
01/17/2027	4.350%	2,831,000	2,865,697
General Motors Financial Co., Inc.(f)
06/30/2022	3.150%	1,910,000	1,912,131
Total			21,838,823
Banking 5.8%
ABN AMRO Bank NV(a)
10/30/2018	2.500%	720,000	725,602
01/18/2019	2.100%	1,195,000	1,197,214
Subordinated
07/28/2025	4.750%	431,000	453,880
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	173,766
American Express Credit Corp.
07/31/2018	1.800%	651,000	650,929
05/05/2021	2.250%	331,000	330,427
03/03/2022	2.700%	210,000	211,877
ANZ New Zealand International Ltd.(a)
09/23/2019	2.600%	400,000	403,384
08/06/2020	2.850%	478,000	484,787
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	233,924
Banco Santander SA
04/11/2022	3.500%	1,000,000	1,022,907
04/11/2027	4.250%	1,380,000	1,433,704
Bank of America Corp.
09/01/2017	6.000%	1,730,000	1,741,812
04/25/2018	6.875%	500,000	519,977
06/01/2019	7.625%	50,000	55,112
10/19/2020	2.625%	225,000	226,964
05/13/2021	5.000%	900,000	981,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/21/2022	2.503%	2,800,000	2,761,396
01/11/2023	3.300%	5,471,000	5,578,319
07/24/2023	4.100%	250,000	264,153
04/01/2024	4.000%	4,000,000	4,188,900
Subordinated
08/26/2024	4.200%	250,000	259,536
01/22/2025	4.000%	459,000	466,529
03/03/2026	4.450%	850,000	885,765
11/25/2027	4.183%	500,000	508,902
Bank of America Corp.(b)
04/24/2028	3.705%	1,800,000	1,816,587
04/24/2038	4.244%	1,995,000	2,073,870
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	881,563
Bank of Montreal
01/25/2019	2.375%	1,633,000	1,645,581
Bank of New York Mellon Corp. (The)(b)
05/16/2023	2.661%	200,000	200,803
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,066,548
11/18/2025	3.950%	575,000	611,637
05/16/2027	3.250%	3,290,000	3,315,978
Bank of Nova Scotia (The)
10/21/2020	2.350%	1,243,000	1,247,749
Barclays PLC
03/16/2025	3.650%	1,491,000	1,485,266
01/12/2026	4.375%	639,000	663,178
01/10/2047	4.950%	875,000	939,564
BB&T Corp.
04/30/2019	6.850%	400,000	434,292
Subordinated
11/01/2019	5.250%	800,000	855,685
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	440,613
02/21/2022	2.900%	800,000	806,705
BPCE SA
12/02/2026	3.375%	700,000	706,876
BPCE SA(a)
Subordinated
10/22/2023	5.700%	500,000	555,719
Capital One Financial Corp.
05/12/2020	2.500%	350,000	351,524
04/24/2024	3.750%	379,000	387,929
03/09/2027	3.750%	525,000	524,780
Subordinated
10/29/2025	4.200%	1,600,000	1,613,069
07/28/2026	3.750%	1,200,000	1,170,595

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
07/30/2018	2.150%	822,000	824,727
08/02/2021	2.350%	269,000	266,503
04/25/2022	2.750%	900,000	900,008
12/01/2025	7.000%	765,000	914,139
10/21/2026	3.200%	1,616,000	1,571,975
01/15/2028	6.625%	215,000	259,378
Subordinated
03/26/2025	3.875%	300,000	302,018
06/10/2025	4.400%	742,000	773,030
09/13/2025	5.500%	998,000	1,110,847
09/29/2027	4.450%	2,780,000	2,889,187
Citigroup, Inc.(b)
04/24/2048	4.281%	1,070,000	1,101,351
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	402,901
Comerica, Inc.
Subordinated
07/22/2026	3.800%	656,000	661,524
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	490,921
Subordinated
12/09/2025	4.500%	703,000	734,792
Cooperatieve Rabobank UA
01/11/2021	4.500%	620,000	666,584
Subordinated
08/04/2025	4.375%	358,000	375,145
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	620,425
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	352,222
Credit Suisse AG
10/29/2021	3.000%	835,000	851,006
Credit Suisse Group AG(a)
01/09/2023	3.574%	250,000	256,194
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	975,000	1,012,679
06/09/2023	3.800%	650,000	669,279
03/26/2025	3.750%	500,000	504,680
05/15/2045	4.875%	250,000	275,021
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	545,829
Deutsche Bank AG
10/14/2021	4.250%	1,850,000	1,940,095
01/13/2026	4.100%	600,000	609,023
Discover Bank
08/08/2023	4.200%	1,054,000	1,107,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	1,281,000	1,413,540
09/15/2020	2.750%	1,309,000	1,324,404
04/25/2021	2.625%	1,025,000	1,027,238
07/27/2021	5.250%	652,000	715,039
11/15/2021	2.350%	2,150,000	2,121,308
01/23/2025	3.500%	578,000	584,193
05/22/2025	3.750%	4,028,000	4,116,471
11/16/2026	3.500%	2,845,000	2,824,525
01/26/2027	3.850%	2,122,000	2,160,101
Subordinated
10/21/2025	4.250%	531,000	548,520
10/01/2037	6.750%	3,625,000	4,705,319
Goldman Sachs Group, Inc. (The)(b)
06/05/2028	3.691%	1,744,000	1,752,364
HSBC Holdings PLC
01/05/2022	2.650%	3,192,000	3,184,492
03/30/2022	4.000%	586,000	617,449
05/25/2023	3.600%	1,357,000	1,400,645
Subordinated
03/14/2024	4.250%	2,500,000	2,585,200
11/23/2026	4.375%	1,597,000	1,655,838
HSBC Holdings PLC(b)
03/13/2023	3.262%	2,655,000	2,708,442
03/13/2028	4.041%	1,319,000	1,366,839
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	143,881
01/14/2022	2.300%	1,152,000	1,132,596
ING Groep NV
03/29/2022	3.150%	1,295,000	1,319,521
03/29/2027	3.950%	1,140,000	1,184,960
Intesa Sanpaolo SpA
01/12/2024	5.250%	406,000	448,612
JPMorgan Chase & Co.
08/15/2021	2.295%	2,470,000	2,455,583
01/15/2023	2.972%	2,825,000	2,852,558
10/01/2026	2.950%	3,085,000	2,977,327
JPMorgan Chase & Co.(b)
05/01/2028	3.540%	646,000	650,015
02/22/2048	4.260%	1,525,000	1,607,104
KeyBank NA
05/22/2022	3.180%	1,373,000	1,396,702
Lloyds Banking Group PLC
01/11/2027	3.750%	1,337,000	1,345,608
Subordinated
12/10/2025	4.582%	500,000	518,243
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,003,557
01/15/2026	3.900%	370,000	383,006

The accompanying Notes to Financial Statements are an integral part of this statement.
134	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Group Ltd.(a)
01/14/2021	6.250%	926,000	1,028,761
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	664,000	674,631
02/22/2022	2.998%	177,000	179,658
09/13/2023	2.527%	384,000	376,184
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	438,370
Morgan Stanley
09/23/2019	5.625%	130,000	139,640
01/26/2020	5.500%	600,000	647,375
07/24/2020	5.500%	324,000	353,573
01/25/2021	5.750%	372,000	411,671
07/28/2021	5.500%	3,235,000	3,584,419
11/17/2021	2.625%	5,410,000	5,397,719
05/19/2022	2.750%	4,130,000	4,128,092
07/23/2025	4.000%	1,453,000	1,516,384
01/20/2027	3.625%	2,633,000	2,653,774
01/22/2047	4.375%	1,310,000	1,372,270
Subordinated
11/24/2025	5.000%	1,113,000	1,207,927
National Australia Bank Ltd.
05/22/2022	2.500%	2,505,000	2,491,253
Nationwide Building Society(a)
Subordinated
09/14/2026	4.000%	879,000	870,119
Nordea Bank AB(a)
Subordinated
09/21/2022	4.250%	910,000	963,130
Northern Trust Corp.(b)
Junior Subordinated
05/08/2032	3.375%	231,000	230,803
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	575,089
Regions Financial Corp.
02/08/2021	3.200%	643,000	657,767
Royal Bank of Canada
12/10/2018	2.000%	630,000	631,978
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	1,500,000	1,609,260
Santander UK Group Holdings PLC
01/08/2021	3.125%	269,000	273,033
Societe Generale SA(a)
Subordinated
04/14/2025	4.250%	900,000	911,858
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	632,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(b)
05/15/2023	2.653%	250,000	250,657
State Street Corp.
05/15/2023	3.100%	630,000	640,673
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,212,800
07/14/2026	2.632%	590,000	561,743
10/19/2026	3.010%	297,000	291,059
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	355,955
Synchrony Financial
08/04/2026	3.700%	863,000	832,030
Toronto-Dominion Bank (The)(b)
Subordinated
09/15/2031	3.625%	583,000	578,560
U.S. Bancorp
01/24/2022	2.625%	309,000	312,203
07/22/2026	2.375%	1,200,000	1,131,406
04/27/2027	3.150%	3,695,000	3,689,265
UBS Group Funding Jersey Ltd.(a)
02/01/2022	2.650%	2,540,000	2,526,431
04/15/2026	4.125%	401,000	419,091
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	2,750,000	2,822,121
09/24/2025	4.125%	200,000	209,373
03/23/2028	4.253%	460,000	481,152
UniCredit SpA(a)
04/12/2027	4.625%	712,000	751,899
Wachovia Corp.
02/01/2018	5.750%	1,400,000	1,432,703
Wells Fargo & Co.
07/22/2020	2.600%	596,000	603,312
03/04/2021	2.500%	460,000	461,566
04/01/2021	4.600%	200,000	215,396
09/09/2024	3.300%	750,000	760,054
09/29/2025	3.550%	2,000,000	2,033,696
12/07/2046	4.750%	574,000	613,192
Subordinated
06/03/2026	4.100%	777,000	804,650
07/22/2027	4.300%	395,000	414,109
11/17/2045	4.900%	719,000	783,389
Wells Fargo Bank
Subordinated
11/15/2017	6.000%	5,300,000	5,383,104
Westpac Banking Corp.
01/11/2022	2.800%	500,000	506,845
Westpac Banking Corp.(b)
11/23/2031	4.322%	600,000	615,446
Total			194,428,955

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	943,974
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	307,539
Invesco Finance PLC
01/15/2026	3.750%	567,000	587,246
Jefferies Group LLC
01/15/2027	4.850%	203,000	212,227
Lazard Group LLC
02/13/2025	3.750%	1,745,000	1,747,056
Nomura Holdings, Inc.
03/04/2020	6.700%	190,000	210,247
Total			4,008,289
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	311,569
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	393,436
Vulcan Materials Co.
06/15/2047	4.500%	600,000	608,916
Total			1,313,921
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	530,000	565,390
07/23/2025	4.908%	2,115,000	2,284,845
Charter Communications Operating LLC/Capital(a)
05/01/2047	5.375%	730,000	773,217
Comcast Corp.
01/15/2027	2.350%	760,000	713,496
11/15/2035	6.500%	1,378,000	1,827,166
03/15/2037	6.450%	1,940,000	2,584,266
07/15/2046	3.400%	305,000	277,378
NBCUniversal Media LLC
01/15/2043	4.450%	205,000	217,816
Sky PLC(a)
09/16/2024	3.750%	363,000	373,185
TCI Communications, Inc.
02/15/2028	7.125%	415,000	547,197
Time Warner Cable LLC
05/01/2037	6.550%	385,000	460,976
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,791,375
Total			12,416,307
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Agrium, Inc.
03/15/2035	4.125%	1,900,000	1,890,109
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	499,596
CF Industries, Inc.(a)
12/01/2026	4.500%	2,046,000	2,111,975
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	481,389
Ecolab, Inc.
12/08/2041	5.500%	970,000	1,184,842
Monsanto Co.
07/15/2064	4.700%	300,000	301,756
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,093,116
11/15/2043	5.625%	235,000	239,851
Potash Corp. of Saskatchewan, Inc.
05/15/2019	6.500%	450,000	484,081
12/15/2026	4.000%	2,075,000	2,138,082
Sherwin-Williams Co. (The)
06/01/2022	2.750%	2,655,000	2,654,809
06/01/2024	3.125%	165,000	165,570
06/01/2027	3.450%	1,976,000	1,988,216
06/01/2047	4.500%	840,000	880,350
Union Carbide Corp.
06/01/2025	7.500%	515,000	630,600
10/01/2096	7.750%	920,000	1,217,909
Total			17,962,251
Consumer Cyclical Services 0.0%
Amazon.com, Inc.
12/05/2034	4.800%	500,000	576,527
eBay, Inc.
08/01/2024	3.450%	676,000	683,027
Total			1,259,554
Diversified Manufacturing 0.2%
Eaton Corp.
04/01/2024	7.625%	500,000	617,342
General Electric Co.
03/15/2032	6.750%	71,000	97,272
01/14/2038	5.875%	490,000	634,168
Johnson Controls International PLC
12/01/2041	5.250%	865,000	951,874
Roper Technologies, Inc.
12/15/2026	3.800%	281,000	288,828
Siemens Financieringsmaatschappij NV(a)
09/15/2046	3.300%	600,000	543,598

The accompanying Notes to Financial Statements are an integral part of this statement.
136	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valmont Industries, Inc.
10/01/2054	5.250%	420,000	401,801
Wabtec Corp.(a)
11/15/2026	3.450%	1,216,000	1,199,736
WW Grainger, Inc.
06/15/2045	4.600%	200,000	217,603
Xylem, Inc.
11/01/2046	4.375%	256,000	264,410
Total			5,216,632
Electric 1.6%
AEP Transmission Co. LLC
12/01/2046	4.000%	311,000	321,086
Alabama Power Co.
02/15/2033	5.700%	467,000	554,867
05/15/2038	6.125%	70,000	87,690
American Electric Power Co., Inc.
12/15/2017	1.650%	357,000	357,024
12/15/2022	2.950%	375,000	381,015
Appalachian Power Co.
06/01/2027	3.300%	855,000	865,612
Arizona Public Service Co.
04/01/2042	4.500%	93,000	101,466
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	355,346
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,025,855
02/01/2025	3.500%	529,000	543,554
China Southern Power Grid International Finance BVI Co., Ltd.(a),(b)
05/08/2027	3.500%	720,000	715,858
Cleveland Electric Illuminating Co. (The)
11/15/2018	8.875%	600,000	652,463
CMS Energy Corp.
08/15/2027	3.450%	300,000	300,996
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	235,767
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	450,000	455,855
Consumers Energy Co.
08/31/2064	4.350%	547,000	564,218
Dominion Energy, Inc.
08/15/2019	1.600%	1,045,000	1,036,031
Dominion Resources, Inc.
08/01/2033	5.250%	1,315,000	1,469,716
DTE Electric Co.
06/15/2042	3.950%	364,000	365,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
03/15/2023	2.500%	1,089,000	1,090,862
12/01/2028	6.000%	600,000	743,158
01/15/2038	6.000%	226,000	298,689
12/15/2041	4.250%	313,000	334,689
03/15/2046	3.875%	555,000	565,997
Duke Energy Corp.
09/01/2021	1.800%	1,195,000	1,166,003
09/01/2026	2.650%	213,000	202,466
Duke Energy Florida LLC
10/01/2046	3.400%	515,000	477,875
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	542,165
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	364,153
10/15/2046	3.700%	323,000	317,613
Edison International
03/15/2023	2.950%	500,000	503,087
Enel Finance International NV(a)
05/25/2022	2.875%	2,645,000	2,650,695
05/25/2027	3.625%	2,395,000	2,380,089
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	317,069
Entergy Corp.
09/01/2026	2.950%	336,000	322,563
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	455,310
Exelon Generation Co. LLC
06/15/2022	4.250%	749,000	788,913
10/01/2039	6.250%	300,000	323,962
FirstEnergy Corp.
07/15/2022	2.850%	473,000	472,923
07/15/2027	3.900%	163,000	163,624
Florida Power & Light Co.
09/01/2035	5.400%	600,000	722,499
Georgia Power Co.
03/15/2042	4.300%	260,000	267,861
Great Plains Energy, Inc.
04/01/2022	3.150%	1,180,000	1,192,620
04/01/2027	3.900%	1,480,000	1,502,900
04/01/2047	4.850%	540,000	551,629
Indiana Michigan Power Co.
03/15/2019	7.000%	420,000	452,979
03/15/2046	4.550%	560,000	611,097
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	175,698
John Sevier Combined Cycle Generation LLC
01/15/2042	4.626%	340,463	367,322

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	873,293
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	748,340
05/01/2046	4.250%	750,000	802,717
Nevada Power Co.
04/01/2036	6.650%	225,000	302,803
09/15/2040	5.375%	546,000	641,223
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	790,404
Northern States Power Co.
06/01/2036	6.250%	150,000	197,947
Oklahoma Gas & Electric Co.
04/01/2047	4.150%	1,105,000	1,150,539
Oncor Electric Delivery Co. LLC
09/01/2022	7.000%	155,000	186,422
Pacific Gas & Electric Co.
03/01/2034	6.050%	450,000	580,663
04/15/2042	4.450%	257,000	278,927
08/15/2042	3.750%	531,000	520,615
PacifiCorp
10/15/2037	6.250%	200,000	264,990
PECO Energy Co.
10/15/2025	3.150%	1,400,000	1,414,192
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	240,139
03/15/2043	4.150%	250,000	263,912
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	330,065
PPL Electric Utilities Corp.
10/01/2045	4.150%	920,000	974,010
Progress Energy, Inc.
01/15/2021	4.400%	187,000	198,498
PSEG Power LLC
09/15/2021	4.150%	233,000	244,105
11/15/2023	4.300%	449,000	473,896
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	315,960
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	244,680
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	635,607
05/15/2040	5.350%	21,000	25,303
Sierra Pacific Power Co.
05/01/2026	2.600%	1,210,000	1,166,699
Southern California Edison Co.
02/01/2022	1.845%	190,000	187,506
02/01/2038	5.950%	210,000	271,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2046	4.400%	730,000	747,196
Southern Power Co.
12/01/2025	4.150%	250,000	261,348
09/15/2041	5.150%	1,166,000	1,233,987
Southwestern Electric Power Co.
04/01/2045	3.900%	793,000	777,199
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	370,018
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	745,152
Union Electric Co.
06/15/2027	2.950%	286,000	282,943
Virginia Electric & Power Co.
11/15/2026	2.950%	765,000	754,414
Virginia Electric and Power Co.
11/15/2038	8.875%	205,000	343,744
Westar Energy, Inc.
04/01/2027	3.100%	1,310,000	1,303,084
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	192,358
Xcel Energy, Inc.
07/01/2036	6.500%	300,000	395,468
09/15/2041	4.800%	90,000	95,872
Total			52,543,820
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	170,372
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	935,000	958,570
Air Lease Corp.
04/01/2021	3.875%	450,000	469,472
07/01/2022	2.625%	2,125,000	2,106,901
09/15/2023	3.000%	645,000	641,416
04/01/2027	3.625%	1,345,000	1,345,307
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,836,000	3,086,467
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,231,948
Total			9,840,081

The accompanying Notes to Financial Statements are an integral part of this statement.
138	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	2,950,000	2,986,500
02/01/2023	3.300%	7,345,000	7,556,161
02/01/2036	4.700%	5,200,000	5,727,524
02/01/2046	4.900%	2,540,000	2,866,464
Anheuser-Busch InBev Worldwide, Inc.
01/15/2039	8.200%	410,000	638,093
Anheuser-Busch InBev Worldwide, Inc.(a)
10/06/2048	4.439%	792,000	840,104
Brown-Forman Corp.
07/15/2045	4.500%	525,000	571,433
Bunge Ltd. Finance Corp.
06/15/2019	8.500%	790,000	882,430
11/24/2020	3.500%	276,000	282,777
08/15/2026	3.250%	284,000	271,936
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	413,713
ConAgra Foods, Inc.
10/01/2026	7.125%	183,000	227,561
Constellation Brands, Inc.
05/01/2023	4.250%	150,000	160,043
Danone SA(a)
11/02/2023	2.589%	1,450,000	1,417,323
Diageo Investment Corp.
09/15/2022	8.000%	865,000	1,083,266
Dr. Pepper Snapple Group, Inc.(a)
06/15/2027	3.430%	135,000	135,639
Kraft Heinz Foods Co.
07/02/2020	2.800%	2,175,000	2,205,594
07/15/2025	3.950%	500,000	515,001
06/01/2026	3.000%	1,340,000	1,281,821
01/26/2039	6.875%	1,205,000	1,548,219
02/09/2040	6.500%	500,000	621,559
06/01/2046	4.375%	1,645,000	1,608,081
Kraft Heinz Foods Co.(b)
03/15/2032	6.750%	500,000	620,638
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	386,664
Molson Coors Brewing Co.
07/15/2026	3.000%	525,000	506,405
PepsiCo, Inc.
10/06/2046	3.450%	800,000	750,172
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	247,000	253,504
Sysco Corp.
10/01/2025	3.750%	388,000	403,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/2034	4.875%	370,000	405,743
Total			37,167,479
Health Care 0.4%
Abbott Laboratories
09/15/2025	3.875%	645,000	663,758
11/30/2026	3.750%	2,280,000	2,326,122
11/30/2046	4.900%	250,000	275,506
Becton Dickinson and Co.
06/05/2020	2.404%	1,825,000	1,827,721
06/06/2022	2.894%	1,520,000	1,520,190
06/06/2024	3.363%	1,520,000	1,523,140
12/15/2024	3.734%	160,000	162,688
06/06/2027	3.700%	1,215,000	1,219,056
12/15/2044	4.685%	1,020,000	1,058,284
Cardinal Health, Inc.
06/15/2027	3.410%	400,000	400,492
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	177,679
02/25/2026	4.500%	577,000	611,940
07/15/2046	4.800%	218,000	222,832
Memorial Sloan-Kettering Cancer Center
07/01/2055	4.200%	60,000	61,935
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	294,619
Thermo Fisher Scientific, Inc.
09/19/2026	2.950%	417,000	405,872
Total			12,751,834
Healthcare Insurance 0.1%
Aetna, Inc.
12/15/2037	6.750%	590,000	816,313
UnitedHealth Group, Inc.
03/15/2026	3.100%	642,000	644,785
07/15/2035	4.625%	658,000	741,395
03/15/2036	5.800%	185,000	233,681
11/15/2037	6.625%	285,000	392,770
Total			2,828,944
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	83,857
08/15/2024	3.875%	694,000	706,362
Ventas Realty LP
05/01/2024	3.750%	690,000	702,422
01/15/2026	4.125%	258,000	265,355
04/01/2027	3.850%	246,000	247,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welltower, Inc.
06/01/2025	4.000%	1,252,000	1,296,342
Total			3,302,002
Independent Energy 0.5%
Alberta Energy Co., Ltd.
11/01/2031	7.375%	695,000	839,890
Anadarko Holding Co.
05/15/2028	7.150%	570,000	664,821
Anadarko Petroleum Corp.
03/15/2026	5.550%	1,887,000	2,096,427
Apache Corp.
04/15/2022	3.250%	64,000	64,944
01/15/2037	6.000%	200,000	230,988
04/15/2043	4.750%	268,000	268,796
01/15/2044	4.250%	500,000	469,146
Burlington Resources, Inc.
03/15/2025	8.200%	300,000	386,806
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,423,000	1,650,081
02/01/2035	5.850%	170,000	188,292
Cimarex Energy Co.
06/01/2024	4.375%	1,010,000	1,060,331
05/15/2027	3.900%	780,000	784,285
ConocoPhillips
03/30/2029	7.000%	475,000	592,540
Encana Corp.
08/15/2034	6.500%	820,000	935,746
EnCana Corp.
02/01/2038	6.500%	1,145,000	1,311,561
EOG Resources, Inc.
01/15/2036	5.100%	824,000	905,955
Hess Corp.
03/15/2033	7.125%	190,000	215,507
01/15/2040	6.000%	800,000	815,538
Kerr-McGee Corp.
09/15/2031	7.875%	800,000	1,028,310
Marathon Oil Corp.
10/01/2037	6.600%	300,000	330,670
Newfield Exploration Co.
07/01/2024	5.625%	1,271,000	1,324,017
Noble Energy, Inc.
03/01/2041	6.000%	400,000	448,343
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	324,607
Tosco Corp.
02/15/2030	8.125%	775,000	1,076,295
Total			18,013,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	223,717
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,692,859
04/14/2024	3.224%	1,500,000	1,513,807
05/04/2026	3.119%	433,000	428,193
04/14/2027	3.588%	1,765,000	1,794,728
11/28/2028	3.723%	240,000	245,981
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	98,721
11/15/2039	6.750%	1,195,000	1,254,190
Cenovus Energy, Inc.(a)
06/15/2047	5.400%	425,000	397,189
Chevron Corp.
06/24/2023	3.191%	269,000	278,392
Husky Energy, Inc.
04/15/2022	3.950%	750,000	782,677
Petro-Canada
05/15/2035	5.950%	1,450,000	1,725,499
Shell International Finance BV
08/12/2023	3.400%	489,000	508,433
05/10/2026	2.875%	2,231,000	2,199,373
12/15/2038	6.375%	480,000	638,012
05/10/2046	4.000%	954,000	945,385
09/12/2046	3.750%	806,000	765,366
Total Capital International SA
01/25/2023	2.700%	500,000	502,539
Total			15,995,061
Life Insurance 0.7%
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	772,472
American International Group, Inc.
02/15/2024	4.125%	786,000	828,820
07/10/2025	3.750%	242,000	246,872
01/15/2035	3.875%	537,000	520,023
05/01/2036	6.250%	213,000	266,491
01/15/2055	4.375%	205,000	197,480
Athene Global Funding(a)
04/20/2020	2.750%	703,000	704,400
01/25/2022	4.000%	221,000	229,467
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	1,690,000	1,669,585
06/22/2047	4.700%	575,000	568,341
Dai-ichi Life Insurance Co. Ltd. (The)(a),(b)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,057,823

The accompanying Notes to Financial Statements are an integral part of this statement.
140	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	500,813
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	1,263,000	1,350,487
Jackson National Life Global Funding(a)
04/29/2026	3.050%	1,073,000	1,050,877
Lincoln National Corp.
04/07/2036	6.150%	24,000	29,165
Manulife Financial Corp.(b)
Subordinated
02/24/2032	4.061%	1,400,000	1,411,302
MetLife, Inc.
09/15/2023	4.368%	600,000	656,099
11/13/2025	3.600%	279,000	289,339
11/13/2043	4.875%	490,000	554,240
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	1,735,000	1,700,732
04/08/2022	2.650%	1,305,000	1,311,171
Pacific Life Insurance Co.(a)
Subordinated
06/15/2039	9.250%	1,190,000	1,936,363
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	583,099
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,709,499
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	527,495
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	915,000	1,026,846
05/15/2047	4.270%	1,355,000	1,387,154
Total			24,086,455
Media and Entertainment 0.5%
21st Century Fox America, Inc.
07/15/2024	9.500%	407,000	548,967
04/30/2028	7.300%	350,000	445,668
12/15/2034	6.200%	450,000	555,892
12/15/2035	6.400%	350,000	443,005
CBS Corp.(f)
02/15/2023	2.500%	1,905,000	1,886,457
02/15/2028	3.375%	955,000	936,312
CBS Corp.
08/15/2024	3.700%	1,019,000	1,047,949
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
06/15/2021	4.375%	200,000	211,090
03/11/2026	4.900%	540,000	572,628
06/01/2040	6.350%	490,000	539,707
05/15/2042	4.950%	310,000	289,710
04/01/2043	4.875%	625,000	583,206
Grupo Televisa SAB
05/13/2045	5.000%	660,000	642,904
01/31/2046	6.125%	961,000	1,076,101
Historic TW, Inc.
05/15/2029	6.625%	550,000	691,584
Moody’s Corp.(a)
01/15/2023	2.625%	1,200,000	1,192,883
Time Warner, Inc.
02/15/2027	3.800%	1,480,000	1,488,307
07/15/2045	4.850%	130,000	133,829
Viacom, Inc.
03/15/2023	3.250%	167,000	165,531
04/01/2024	3.875%	568,000	574,085
12/15/2034	4.850%	957,000	949,440
03/15/2043	4.375%	1,249,000	1,110,246
Walt Disney Co. (The)
06/15/2027	2.950%	400,000	396,378
07/30/2046	3.000%	100,000	87,301
Total			16,569,180
Metals and Mining 0.3%
Barrick North America Finance LLC
05/30/2041	5.700%	765,000	901,947
BHP Billiton Finance USA Ltd.
03/01/2026	6.420%	1,372,000	1,678,475
09/30/2043	5.000%	1,277,000	1,471,932
Freeport Minerals Corp.
06/01/2031	9.500%	678,000	816,618
Freeport-McMoRan, Inc.
03/01/2022	3.550%	580,000	544,355
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,308,770
Placer Dome, Inc.
10/15/2035	6.450%	780,000	917,097
Vale Canada Ltd.
09/15/2032	7.200%	800,000	864,292
Vale Overseas Ltd.
06/10/2021	5.875%	590,000	634,364
08/10/2026	6.250%	875,000	946,706
11/21/2036	6.875%	1,050,000	1,126,648
Total			11,211,204

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	141

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	583,882
Boardwalk Pipelines LP
12/15/2024	4.950%	1,050,000	1,109,779
Buckeye Partners LP
07/01/2023	4.150%	348,000	359,357
10/15/2024	4.350%	640,000	660,815
11/15/2043	5.850%	770,000	824,777
Enbridge Energy Partners LP
09/15/2040	5.500%	635,000	667,809
10/15/2045	7.375%	375,000	482,803
Enbridge, Inc.(f)
07/15/2022	2.900%	1,394,000	1,393,217
07/15/2027	3.700%	955,000	953,866
Enbridge, Inc.
12/01/2046	5.500%	500,000	565,997
Energy Transfer LP
02/01/2024	4.900%	652,000	688,284
Energy Transfer Partners LP
06/15/2018	2.500%	210,000	211,128
03/15/2025	4.050%	946,000	947,081
04/15/2027	4.200%	449,000	448,139
06/01/2041	6.050%	1,279,000	1,349,960
12/15/2045	6.125%	685,000	744,773
EnLink Midstream Partners LP
06/01/2025	4.150%	837,000	830,946
04/01/2044	5.600%	150,000	151,675
Enterprise Products Operating LLC
02/15/2027	3.950%	222,000	230,263
03/01/2033	6.875%	250,000	316,466
10/15/2034	6.650%	1,000,000	1,244,800
04/15/2038	7.550%	600,000	817,098
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	580,000	591,305
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	2,230,000	2,388,910
Kinder Morgan, Inc.
06/01/2045	5.550%	630,000	667,843
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	768,882
12/01/2042	4.200%	404,000	377,894
MPLX LP
12/01/2024	4.875%	764,000	813,885
03/01/2047	5.200%	323,000	332,971
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,489,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	166,154
10/01/2046	4.900%	945,000	933,100
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	538,000	548,235
02/15/2045	4.900%	1,221,000	1,133,789
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	570,000	638,560
03/15/2027	5.000%	1,705,000	1,814,713
Sabine Pass Liquefaction LLC(a)
03/15/2028	4.200%	990,000	998,869
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	487,367
Spectra Energy Capital LLC
09/15/2038	7.500%	490,000	643,507
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	280,791
02/15/2040	6.850%	652,000	732,641
TC PipeLines LP
05/25/2027	3.900%	1,102,000	1,101,999
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	648,480
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	636,470
08/15/2038	7.250%	585,000	816,479
Western Gas Partners LP
06/01/2021	5.375%	352,000	378,798
07/01/2026	4.650%	377,000	393,503
04/01/2044	5.450%	260,000	272,015
Williams Partners LP
01/15/2025	3.900%	217,000	219,528
06/15/2027	3.750%	1,200,000	1,188,280
09/15/2045	5.100%	700,000	725,213
Williams Partners LP/ACMP Finance Corp.
05/15/2023	4.875%	1,000,000	1,038,310
Total			38,810,696
Natural Gas 0.2%
Atmos Energy Corp.
03/15/2019	8.500%	1,146,000	1,267,430
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	415,051
NiSource Finance Corp.
02/15/2023	3.850%	237,000	246,309
02/01/2042	5.800%	381,000	457,142
02/15/2044	4.800%	572,000	621,268
Sempra Energy
06/15/2024	3.550%	470,000	481,384

The accompanying Notes to Financial Statements are an integral part of this statement.
142	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	1,001,000	969,295
06/15/2026	3.250%	169,000	165,893
10/01/2046	3.950%	247,000	235,704
Total			4,859,476
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	378,000	391,894
10/01/2026	2.750%	420,000	396,291
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,706,232
Total			2,494,417
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	342,006
Halliburton Co.
11/15/2035	4.850%	497,000	528,377
09/15/2039	7.450%	240,000	328,411
11/15/2045	5.000%	1,135,000	1,209,581
Nabors Industries, Inc.
09/15/2020	5.000%	200,000	199,974
09/15/2021	4.625%	2,040,000	1,959,891
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	1,032,569
Total			5,600,809
Other Industry 0.0%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	325,088
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	1,020,704
Total			1,345,792
Other REIT 0.1%
Duke Realty LP
06/30/2026	3.250%	203,000	199,504
EPR Properties
06/01/2027	4.500%	393,000	394,847
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	901,908
Hospitality Properties Trust
02/15/2027	4.950%	495,000	515,704
Liberty Property LP
10/01/2026	3.250%	279,000	269,940
Prologis LP
11/01/2025	3.750%	190,000	198,014
Total			2,479,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	411,026
12/01/2046	4.000%	431,000	447,653
Total			858,679
Paper 0.1%
Fibria Overseas Finance Ltd.
01/17/2027	5.500%	1,010,000	1,031,849
International Paper Co.
09/15/2035	5.000%	200,000	220,476
11/15/2039	7.300%	500,000	679,555
05/15/2046	5.150%	1,240,000	1,383,622
Total			3,315,502
Pharmaceuticals 1.0%
AbbVie, Inc.
05/14/2020	2.500%	2,105,000	2,128,058
11/06/2022	2.900%	510,000	514,886
05/14/2025	3.600%	2,750,000	2,812,439
05/14/2026	3.200%	955,000	944,737
05/14/2035	4.500%	2,488,000	2,621,859
05/14/2046	4.450%	1,435,000	1,484,265
Allergan Funding SCS
03/15/2025	3.800%	1,525,000	1,577,524
03/15/2035	4.550%	2,411,000	2,572,944
Amgen, Inc.
05/11/2022	2.650%	400,000	401,174
10/01/2041	4.950%	200,000	218,195
05/01/2045	4.400%	750,000	771,748
Celgene Corp.
08/15/2045	5.000%	1,720,000	1,932,771
Eli Lilly & Co.
05/15/2022	2.350%	505,000	506,736
05/15/2027	3.100%	760,000	766,123
05/15/2047	3.950%	455,000	470,953
Gilead Sciences, Inc.
09/01/2023	2.500%	323,000	318,073
04/01/2024	3.700%	750,000	782,524
09/01/2035	4.600%	590,000	637,447
09/01/2036	4.000%	286,000	287,471
Johnson & Johnson
12/05/2033	4.375%	124,000	141,257
Mylan NV
06/15/2026	3.950%	463,000	469,590
06/15/2046	5.250%	318,000	347,557
Mylan, Inc.
11/29/2043	5.400%	200,000	218,558

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	143

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Perrigo Finance Unlimited Co.
12/15/2024	3.900%	1,012,000	1,028,576
03/15/2026	4.375%	955,000	984,866
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,437,000	2,413,181
09/23/2026	3.200%	2,155,000	2,111,116
Teva Pharmaceutical Finance Co. LLC
02/01/2036	6.150%	1,500,000	1,770,022
Teva Pharmaceutical Finance III BV
07/21/2023	2.800%	652,000	635,107
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%	136,000	125,015
Total			31,994,772
Property & Casualty 0.3%
ACE INA Holdings, Inc.
11/03/2045	4.350%	1,270,000	1,391,367
Aon PLC
12/15/2025	3.875%	888,000	926,692
Arch Capital Finance LLC
12/15/2046	5.031%	459,000	513,041
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	492,856
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	775,258
CNA Financial Corp.
11/15/2019	7.350%	360,000	401,633
Kemper Corp.
02/15/2025	4.350%	1,365,000	1,378,601
Liberty Mutual Group, Inc.(a)
03/15/2034	7.000%	400,000	515,604
03/15/2035	6.500%	300,000	374,977
Marsh & McLennan Companies, Inc.
03/14/2023	3.300%	132,000	135,620
Nationwide Mutual Insurance Co.(a)
Subordinated
08/15/2039	9.375%	1,390,000	2,346,445
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	806,748
Total			10,058,842
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	715,201
05/01/2040	5.750%	790,000	997,311
03/15/2042	4.400%	500,000	539,592
Canadian Pacific Railway Co.
09/15/2115	6.125%	1,336,000	1,676,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSX Corp.
06/01/2021	4.250%	215,000	228,905
10/01/2036	6.000%	450,000	566,688
Norfolk Southern Corp.
05/01/2037	7.050%	300,000	407,120
05/23/2111	6.000%	911,000	1,093,553
Union Pacific Railroad Co. 2015-1 Pass-Through Trust
05/12/2027	2.695%	1,979,074	1,905,545
Total			8,130,364
Refining 0.0%
Marathon Petroleum Corp.
09/15/2044	4.750%	300,000	284,904
09/15/2054	5.000%	635,000	587,800
Valero Energy Corp.
04/15/2032	7.500%	260,000	336,213
Total			1,208,917
Restaurants 0.2%
Lila Mexican Holdings LLC(a),(c)
12/24/2035	5.000%	3,597,651	3,541,017
McDonalds Corp.
12/09/2035	4.700%	283,000	311,831
10/15/2037	6.300%	268,000	348,921
McDonald’s Corp.
12/09/2020	2.750%	705,000	718,397
12/09/2045	4.875%	1,555,000	1,728,757
Total			6,648,923
Retail REIT 0.4%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	989,494
DDR Corp.
07/15/2022	4.625%	1,535,000	1,607,713
05/15/2023	3.375%	1,400,000	1,356,158
02/01/2025	3.625%	560,000	533,159
Kimco Realty Corp.
03/01/2024	2.700%	500,000	477,575
04/01/2027	3.800%	400,000	400,207
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	744,646
12/15/2026	3.600%	618,000	611,046
Realty Income Corp.
07/15/2024	3.875%	642,000	662,422
Regency Centers LP
02/01/2027	3.600%	586,000	584,500
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,043,136

The accompanying Notes to Financial Statements are an integral part of this statement.
144	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP
01/15/2026	3.300%	386,000	386,017
06/15/2027	3.375%	550,000	548,229
Tanger Properties LP
12/01/2023	3.875%	725,000	737,925
12/01/2024	3.750%	670,000	672,103
VEREIT Operating Partnership LP
02/06/2024	4.600%	1,760,000	1,834,693
WEA Finance LLC(a)
04/05/2022	3.150%	1,430,000	1,438,282
Total			14,627,305
Retailers 0.5%
Advance Auto Parts, Inc.
01/15/2022	4.500%	700,000	744,127
AutoZone, Inc.
06/01/2027	3.750%	248,000	248,541
Costco Wholesale Corp.
05/18/2021	2.150%	2,865,000	2,866,261
05/18/2022	2.300%	1,995,000	1,990,699
05/18/2024	2.750%	1,730,000	1,729,823
05/18/2027	3.000%	2,005,000	2,001,449
CVS Health Corp.
12/01/2022	2.750%	500,000	500,857
06/01/2026	2.875%	432,000	418,524
CVS Pass-Through Trust(a)
10/10/2025	6.204%	215,964	244,098
01/10/2032	7.507%	123,078	152,234
01/10/2034	5.926%	820,805	938,343
Home Depot, Inc. (The)
09/15/2056	3.500%	176,000	159,995
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	482,788
Target Corp.
11/01/2032	6.350%	107,000	136,886
Walgreen Co.
09/15/2042	4.400%	300,000	301,591
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	2,665,000	2,659,571
11/18/2034	4.500%	990,000	1,035,606
11/18/2044	4.800%	500,000	531,817
Total			17,143,210
Technology 2.0%
Analog Devices, Inc.
12/05/2023	3.125%	1,474,000	1,492,521
12/05/2026	3.500%	935,000	942,670
12/05/2036	4.500%	198,000	205,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apple, Inc.
05/11/2020	1.800%	5,135,000	5,130,651
05/11/2022	2.300%	5,140,000	5,131,714
02/09/2024	3.000%	2,023,000	2,052,099
05/11/2024	2.850%	2,577,000	2,590,454
02/09/2027	3.350%	1,873,000	1,915,884
05/11/2027	3.200%	2,091,000	2,113,685
06/20/2027	3.000%	562,000	558,837
05/13/2045	4.375%	505,000	545,860
08/04/2046	3.850%	672,000	670,970
02/09/2047	4.250%	100,000	106,331
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	374,134
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	1,687,000	1,729,980
01/15/2027	3.875%	1,570,000	1,612,021
Cisco Systems, Inc.
09/20/2019	1.400%	3,165,000	3,140,933
09/20/2021	1.850%	3,475,000	3,433,102
01/15/2040	5.500%	1,460,000	1,823,468
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	1,401,000	1,524,441
06/15/2026	6.020%	2,312,000	2,551,946
DXC Technology Co.(a)
04/15/2024	4.250%	302,000	312,750
Equifax, Inc.
06/01/2021	2.300%	293,000	290,743
Fidelity National Information Services, Inc.
10/15/2020	3.625%	1,260,000	1,315,576
Hewlett Packard Enterprise Co.(b)
10/15/2025	4.900%	525,000	550,766
10/15/2045	6.350%	1,375,000	1,451,376
HP Enterprise Services LLC
10/15/2029	7.450%	300,000	364,975
Intel Corp.
07/29/2045	4.900%	245,000	284,264
05/19/2046	4.100%	448,000	462,716
Microsoft Corp.
02/06/2022	2.400%	2,050,000	2,069,487
08/08/2023	2.000%	1,375,000	1,339,797
02/06/2024	2.875%	1,943,000	1,974,873
02/06/2027	3.300%	892,000	918,563
02/12/2035	3.500%	300,000	302,361
11/03/2035	4.200%	462,000	503,335
08/08/2036	3.450%	525,000	524,830
02/06/2037	4.100%	2,329,000	2,514,072
10/01/2040	4.500%	518,000	581,112
08/08/2046	3.700%	1,135,000	1,121,434
02/06/2047	4.250%	500,000	539,927
11/03/2055	4.750%	582,000	664,110
08/08/2056	3.950%	380,000	378,481
02/06/2057	4.500%	1,658,000	1,820,675

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
09/15/2023	2.400%	627,000	618,793
07/08/2034	4.300%	1,942,000	2,104,386
05/15/2035	3.900%	1,570,000	1,624,380
07/15/2036	3.850%	1,400,000	1,442,941
07/08/2039	6.125%	339,000	448,056
07/15/2040	5.375%	155,000	188,386
QUALCOMM, Inc.
01/30/2023	2.600%	52,000	51,833
05/20/2027	3.250%	501,000	502,013
05/20/2035	4.650%	190,000	207,428
Total			67,121,349
Tobacco 0.1%
Reynolds American, Inc.
08/15/2045	5.850%	1,505,000	1,842,210
Transportation Services 0.4%
Brambles USA, Inc.(a)
10/23/2025	4.125%	300,000	309,155
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	365,000	355,810
12/01/2026	3.300%	2,110,000	2,033,061
ERAC USA Finance LLC(a)
02/15/2045	4.500%	260,000	255,054
FedEx Corp.
04/01/2046	4.550%	1,355,000	1,421,662
01/15/2047	4.400%	855,000	878,635
Ford Motor Co.
12/08/2026	4.346%	1,285,000	1,322,269
07/16/2031	7.450%	1,300,000	1,639,371
12/08/2046	5.291%	1,250,000	1,282,062
Penske Truck Leasing Co. LP/Finance Corp.(a)
02/01/2022	3.375%	1,700,000	1,742,910
11/15/2026	3.400%	1,585,000	1,546,117
Ryder System, Inc.
09/01/2021	2.250%	700,000	690,669
United Parcel Service of America, Inc.(b)
04/01/2030	8.375%	225,000	321,611
Total			13,798,386
Wireless 0.2%
America Movil SAB de CV
03/30/2040	6.125%	300,000	366,296
American Tower Corp.
10/15/2026	3.375%	425,000	415,875
Crown Castle International Corp.
03/01/2027	4.000%	236,000	243,345
Crown Castle Towers LLC(a)
01/15/2020	6.113%	1,000,000	1,074,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nokia OYJ
06/12/2022	3.375%	2,335,000	2,352,209
06/12/2027	4.375%	320,000	325,626
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,336,000	2,356,758
Total			7,134,649
Wirelines 1.3%
AT&T, Inc.
02/17/2023	3.600%	1,000,000	1,021,361
04/01/2024	4.450%	3,151,000	3,319,471
01/15/2025	3.950%	1,935,000	1,971,399
05/15/2025	3.400%	4,395,000	4,313,402
05/15/2035	4.500%	695,000	683,074
03/01/2037	5.250%	1,680,000	1,788,668
01/15/2038	6.300%	750,000	884,697
08/15/2040	6.000%	875,000	991,213
09/01/2040	5.350%	4,821,000	5,097,436
03/01/2041	6.375%	425,000	501,292
03/01/2047	5.450%	1,305,000	1,405,208
British Telecommunications PLC
02/14/2019	2.350%	200,000	201,152
British Telecommunications PLC(b)
12/15/2030	9.125%	350,000	532,328
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	500,000	507,018
03/06/2042	4.875%	150,000	164,996
Deutsche Telekom International Finance BV(b)
06/15/2030	8.750%	290,000	430,124
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,181,201
Telefonica Emisiones SAU
04/27/2018	3.192%	241,000	243,474
04/27/2020	5.134%	1,021,000	1,101,570
02/16/2021	5.462%	120,000	132,084
03/08/2047	5.213%	805,000	868,595
Verizon Communications, Inc.(a)
03/15/2022	2.946%	1,050,000	1,056,408
Verizon Communications, Inc.
11/01/2024	3.500%	2,361,000	2,383,059
03/16/2027	4.125%	1,050,000	1,082,927
03/15/2034	5.050%	1,029,000	1,088,323
11/01/2034	4.400%	6,741,000	6,697,548
01/15/2036	4.272%	550,000	530,771
03/16/2037	5.250%	457,000	491,121
08/15/2046	4.125%	2,610,000	2,332,429
09/15/2048	4.522%	121,000	114,673

The accompanying Notes to Financial Statements are an integral part of this statement.
146	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2055	4.672%	112,000	105,113
Total			43,222,135
Total Corporate Bonds & Notes (Cost $754,585,339)			770,962,245

Foreign Government Obligations(g) 2.1%

Australia 0.1%
CNOOC Finance Pty Ltd.
05/05/2020	2.625%	1,000,000	1,002,666
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	404,266
Total			1,406,932
Canada 0.2%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	294,547
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	408,692
Hydro-Quebec
02/01/2021	9.400%	750,000	925,964
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	826,407
Province of Ontario
01/18/2019	1.625%	2,080,000	2,079,619
Toronto-Dominion Bank (The)(a)
03/15/2021	2.250%	3,325,000	3,327,677
Total			7,862,906
Chile 0.0%
Chile Government International Bond
06/21/2047	3.860%	740,000	741,171
China 0.1%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,284,333
Industrial & Commercial Bank of China Ltd.
10/20/2021	2.452%	1,050,000	1,032,783
State Grid Overseas Investment 2013 Ltd.(a)
05/22/2018	1.750%	377,000	376,001
Total			2,693,117
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	926,087
09/18/2037	7.375%	150,000	193,157
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecopetrol SA
09/18/2023	5.875%	310,000	338,705
01/16/2025	4.125%	300,000	294,154
06/26/2026	5.375%	580,000	602,895
Total			2,354,998
France 0.0%
Electricite de France SA(a)
01/22/2114	6.000%	695,000	749,468
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
07/15/2019	1.000%	5,380,000	5,320,438
Indonesia 0.0%
Indonesia Government International Bond(a)
01/08/2027	4.350%	1,270,000	1,327,372
Israel 0.0%
Israel Government International Bond
01/30/2043	4.500%	915,000	966,255
Japan 0.4%
Japan Bank for International Cooperation
02/24/2020	2.250%	4,792,000	4,813,492
05/28/2020	1.750%	1,630,000	1,612,109
04/20/2021	1.875%	1,720,000	1,691,562
07/21/2021	1.500%	4,932,000	4,766,093
06/01/2022	2.500%	1,412,000	1,417,690
Total			14,300,946
Kuwait 0.1%
Kuwait International Government Bond(a),(b)
03/20/2022	2.750%	2,150,000	2,155,257
Mexico 0.5%
Mexico Government International Bond
10/02/2023	4.000%	1,028,000	1,075,504
01/30/2025	3.600%	757,000	766,200
01/21/2026	4.125%	1,673,000	1,739,945
03/28/2027	4.150%	2,610,000	2,703,062
03/08/2044	4.750%	1,090,000	1,091,300
01/15/2047	4.350%	1,675,000	1,576,106
10/12/2110	5.750%	2,054,000	2,127,252
Petroleos Mexicanos
02/04/2021	6.375%	504,000	545,685
08/04/2026	6.875%	598,000	661,921
06/15/2035	6.625%	550,000	568,842
01/23/2046	5.625%	1,742,000	1,545,597
09/21/2047	6.750%	1,045,000	1,054,004
Petroleos Mexicanos(a)
03/13/2027	6.500%	2,370,000	2,545,759
Total			18,001,177

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norway 0.0%
Statoil ASA
09/23/2027	7.250%	400,000	524,782
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	830,000	922,747
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	118,914
Poland 0.0%
Poland Government International Bond
01/22/2024	4.000%	1,178,000	1,259,430
Slovenia 0.2%
Slovenia Government International Bond(a)
10/26/2022	5.500%	1,445,000	1,648,827
02/18/2024	5.250%	2,945,000	3,370,202
Total			5,019,029
South Korea 0.0%
Korea Housing Finance Corp.(a)
10/11/2021	2.000%	700,000	678,925
Sweden 0.1%
Stadshypotek AB(a)
10/02/2019	1.875%	1,500,000	1,497,004
Virgin Islands 0.1%
Sinopec Capital 2013 Ltd.(a)
04/24/2023	3.125%	800,000	795,690
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2022	2.750%	1,605,000	1,597,938
05/04/2027	3.500%	1,105,000	1,102,495
Total			3,496,123
Total Foreign Government Obligations (Cost $70,908,713)			71,396,991

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,080,360	1,078,881
01/15/2029	2.500%	1,138,910	1,370,387
Total			2,449,268
Total Inflation-Indexed Bonds (Cost $2,406,174)			2,449,268

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds Series 2009
05/15/2039	6.582%	420,000	544,018
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/2049	6.750%	1,305,000	1,977,219
Ohio State University (The)
Revenue Bonds
Taxable Series 2011A
06/01/2111	4.800%	2,014,000	2,069,264
Total			4,046,483
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds Series 2010
02/15/2050	7.499%	1,265,000	1,807,343
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th Series 2012
10/01/2062	4.458%	1,785,000	1,944,776
Taxable Consolidated 160th Series 2010
11/01/2040	5.647%	835,000	1,056,709
Total			3,001,485
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds Series 2010
03/15/2040	5.600%	415,000	522,904
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/2039	7.300%	295,000	431,381

The accompanying Notes to Financial Statements are an integral part of this statement.
148	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build America Bonds Series 2010
11/01/2040	7.600%	940,000	1,463,768
Total			1,895,149
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,220,000	1,778,906
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien Series 2014-A
10/01/2114	4.814%	411,000	435,405
Total Municipal Bonds (Cost $12,799,897)			14,031,693

Residential Mortgage-Backed Securities - Agency 22.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	2,113,185	2,299,099
11/01/2031- 05/01/2032	3.500%	8,735,723	9,178,867
05/01/2032- 04/01/2047	4.000%	42,876,422	45,750,157
03/01/2033	3.000%	1,877,033	1,913,440
06/01/2035- 04/01/2036	5.500%	240,050	256,761
09/01/2037	6.000%	1,727,753	1,950,165
02/01/2038	7.500%	115,275	122,285
03/01/2041- 06/01/2047	4.500%	14,404,713	15,605,225
CMO Series 2127 Class PG
02/15/2029	6.250%	387,254	423,883
CMO Series 2165 Class PE
06/15/2029	6.000%	138,002	154,421
CMO Series 2326 Class ZQ
06/15/2031	6.500%	700,205	768,380
CMO Series 2399 Class TH
01/15/2032	6.500%	340,915	389,375
CMO Series 2517 Class Z
10/15/2032	5.500%	239,967	255,265
CMO Series 2557 Class HL
01/15/2033	5.300%	572,950	628,982
CMO Series 262 Class 35
07/15/2042	3.500%	7,262,724	7,479,647
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,535,442	1,701,021
CMO Series 2764 Class UE
10/15/2032	5.000%	157,818	159,757
CMO Series 2764 Class ZG
03/15/2034	5.500%	845,722	944,232
CMO Series 2953 Class PG
03/15/2035	5.500%	4,000,000	4,445,526
CMO Series 2986 Class CH
06/15/2025	5.000%	734,566	781,795
CMO Series 2989 Class TG
06/15/2025	5.000%	570,009	613,313
CMO Series 299 Class 300
01/15/2043	3.000%	1,252,937	1,266,250
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,548,773	1,752,033
CMO Series 3075 Class PD
01/15/2035	5.500%	10,518	10,530
CMO Series 3101 Class UZ
01/15/2036	6.000%	520,388	592,281
CMO Series 3123 Class AZ
03/15/2036	6.000%	668,271	759,457
CMO Series 3143 Class BC
02/15/2036	5.500%	679,861	746,823
CMO Series 3164 Class MG
06/15/2036	6.000%	253,643	284,280
CMO Series 3195 Class PD
07/15/2036	6.500%	486,807	544,549
CMO Series 3200 Class AY
08/15/2036	5.500%	459,994	506,675
CMO Series 3213 Class JE
09/15/2036	6.000%	831,148	931,484
CMO Series 3229 Class HE
10/15/2026	5.000%	1,280,948	1,359,099
CMO Series 3402 Class NC
12/15/2022	5.000%	385,803	402,429
CMO Series 3423 Class PB
03/15/2038	5.500%	1,533,126	1,708,553
CMO Series 3453 Class B
05/15/2038	5.500%	113,747	122,261
CMO Series 3461 Class Z
06/15/2038	6.000%	2,678,975	2,964,980
CMO Series 3501 Class CB
01/15/2039	5.500%	642,833	716,907
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,174,606

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	149

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3704 Class CT
12/15/2036	7.000%	1,124,131	1,312,008
CMO Series 3704 Class DT
11/15/2036	7.500%	1,037,999	1,218,303
CMO Series 3704 Class ET
12/15/2036	7.500%	737,652	885,450
CMO Series 3707 Class B
08/15/2025	4.500%	2,027,855	2,167,385
CMO Series 3819 Class ZQ
04/15/2036	6.000%	1,020,627	1,148,807
CMO Series 3827 Class BM
08/15/2039	5.500%	601,608	639,655
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,174,052
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,052,580
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	924,094
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,180,946
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,007,334
CMO Series R006 Class ZA
04/15/2036	6.000%	776,233	883,912
CMO Series R007 Class ZA
05/15/2036	6.000%	1,566,266	1,777,978
Federal Home Loan Mortgage Corp.(b)
07/01/2036	2.965%	126,760	131,211
07/01/2040	3.450%	559,031	579,628
07/01/2046	2.630%	4,538,508	4,614,482
CMO Series 2551 Class NS
01/15/2033	12.359%	223,386	268,275
CMO Series 3688 Class CU
11/15/2021	6.786%	225,290	232,770
CMO Series 3688 Class GT
11/15/2046	7.295%	733,535	857,709
CMO Series 3852 Class QN
05/15/2041	5.500%	786,248	823,691
CMO Series 3966 Class BF
10/15/2040	1.659%	1,340,473	1,347,872
CMO Series 4048 Class FJ
07/15/2037	1.395%	1,782,900	1,753,706
CMO Series 4087 Class FA
05/15/2039	1.609%	1,444,017	1,438,691
CMO Series 4272 Class W
04/15/2040	5.653%	3,331,163	3,711,205
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Pass-Through Securities
10/25/2044	1.892%	1,035,304	1,049,632
Federal Home Loan Mortgage Corp.(f)
08/11/2046- 09/14/2046	4.000%	9,000,000	9,445,456
07/13/2047	3.000%	12,000,000	11,973,750
07/13/2047	3.500%	6,900,000	7,088,487
Federal Home Loan Mortgage Corp.(h)
CMO Series 2967 Class EA
04/15/2020	0.000%	63,423	61,488
CMO Series 3077 Class TO
04/15/2035	0.000%	221,655	199,986
CMO Series 3100 Class
01/15/2036	0.000%	367,595	327,170
CMO Series 3117 Class OG
02/15/2036	0.000%	215,110	195,452
CMO Series 3181 Class OH
07/15/2036	0.000%	610,695	514,965
CMO Series 3316 Class JO
05/15/2037	0.000%	34,721	32,899
CMO Series 3607 Class TO
10/15/2039	0.000%	438,690	372,707
CMO STRIPS Series 197 Class
04/01/2028	0.000%	256,338	233,270
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,745,694	2,155,737
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
10/15/2037	5.211%	3,542,392	624,122
CMO Series 3385 Class SN
11/15/2037	4.841%	172,249	17,190
CMO Series 3451 Class SA
05/15/2038	4.891%	297,537	34,093
CMO Series 3531 Class SM
05/15/2039	4.941%	310,587	26,517
CMO Series 3608 Class SC
12/15/2039	5.091%	660,047	114,278
CMO Series 3740 Class SB
10/15/2040	4.841%	1,005,062	152,729
CMO Series 3740 Class SC
10/15/2040	4.841%	1,186,454	162,428
CMO Series 3802 Class LS
01/15/2040	1.911%	2,297,929	128,229
CMO STRIPS Series 239 Class S30
08/15/2036	6.541%	609,569	115,978

The accompanying Notes to Financial Statements are an integral part of this statement.
150	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class NI
04/15/2032	5.000%	627,758	38,676
CMO Series 3714 Class IP
08/15/2040	5.000%	1,068,596	170,926
CMO Series 3747 Class HI
07/15/2037	4.500%	794,761	20,232
CMO Series 3760 Class GI
10/15/2037	4.000%	333,357	11,355
CMO Series 3772 Class
09/15/2024	3.500%	249,740	3,082
CMO Series 3779 Class IH
11/15/2034	4.000%	542,121	13,135
CMO Series 3800 Class AI
11/15/2029	4.000%	912,759	66,650
Federal National Mortgage Association
10/01/2019- 08/01/2056	5.000%	8,856,138	9,712,869
04/01/2020- 05/01/2047	4.000%	62,582,808	66,547,290
05/01/2022- 08/01/2037	7.500%	137,398	143,384
01/01/2023- 11/01/2048	6.000%	1,924,538	2,106,228
02/01/2024- 10/01/2038	6.500%	4,315,777	4,898,885
08/01/2031- 08/01/2043	3.500%	90,167,251	93,997,581
11/01/2033- 04/01/2036	5.500%	443,269	479,706
04/01/2037- 01/01/2039	7.000%	1,289,638	1,510,991
01/01/2043	3.000%	2,280,984	2,284,288
10/01/2044- 06/01/2047	4.500%	47,476,975	51,680,710
CMO Series 1999-7 Class AB
03/25/2029	6.000%	285,555	319,118
CMO Series 2001-60 Class PX
11/25/2031	6.000%	368,792	415,942
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	1,534,346	1,646,153
CMO Series 2002-78 Class Z
12/25/2032	5.500%	482,428	512,507
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,973,873	2,164,533
CMO Series 2004-65 Class LT
08/25/2024	4.500%	337,711	353,912
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	3,000,000	3,408,335
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-121 Class DX
01/25/2026	5.500%	742,933	792,384
CMO Series 2006-105 Class ME
11/25/2036	5.500%	1,166,492	1,301,410
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,726,199	1,835,419
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	367,749	417,164
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	495,364	532,729
CMO Series 2007-116 Class PB
08/25/2035	5.500%	400,905	448,979
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	642,413	696,861
CMO Series 2007-42 Class B
05/25/2037	6.000%	539,082	599,976
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	1,301,003	1,429,186
CMO Series 2008-80 Class GP
09/25/2038	6.250%	93,801	104,800
CMO Series 2009-59 Class HB
08/25/2039	5.000%	845,253	927,656
CMO Series 2009-60 Class HT
08/25/2039	6.000%	785,026	887,141
CMO Series 2009-79 Class UA
03/25/2038	7.000%	82,230	93,202
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,867,357	2,115,799
CMO Series 2010-111 Class AE
04/25/2038	5.500%	566,729	572,411
CMO Series 2010-111 Class AM
10/25/2040	5.500%	3,000,000	3,372,127
CMO Series 2010-148 Class MA
02/25/2039	4.000%	246,558	253,788
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,349,843
CMO Series 2010-83 Class DN
12/25/2020	4.500%	2,910,053	2,967,422
CMO Series 2011-118 Class MT
11/25/2041	7.000%	1,496,180	1,676,921
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,626,974	1,851,956
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,205,767
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	561,912	635,833

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	151

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-44 Class EB
05/25/2026	3.000%	3,000,000	3,091,559
CMO Series 2011-46 Class B
05/25/2026	3.000%	6,000,000	6,188,840
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	2,362,863	2,649,516
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,026,294
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,978,857
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,014,959
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,510,891
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	927,521
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,357,664
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,550,806
CMO Series G94-8 Class K
07/17/2024	8.000%	237,694	267,209
Series 2012-M5 Class A2
02/25/2022	2.715%	2,122,000	2,147,048
Series 2013-M9 Class A2
01/25/2023	2.389%	3,000,000	3,010,179
Federal National Mortgage Association(b)
12/25/2033	11.668%	139,211	152,014
03/01/2036	3.838%	566,072	599,416
05/01/2047	2.978%	522,664	534,790
06/01/2047	3.230%	2,136,000	2,194,840
CMO Series 2003-W8 Class 3F1
05/25/2042	1.616%	296,485	292,816
CMO Series 2005-SV Class 75
09/25/2035	19.336%	149,530	210,484
CMO Series 2005-W3 Class 2AF
03/25/2045	1.436%	623,990	608,760
CMO Series 2007-101 Class A2
06/27/2036	1.466%	649,281	641,257
CMO Series 2010-28 Class BS
04/25/2040	8.851%	122,574	138,298
CMO Series 2010-35 Class SJ
04/25/2040	13.613%	716,440	981,727
CMO Series 2010-49 Class SC
03/25/2040	10.228%	627,623	755,170
CMO Series 2010-61 Class WA
06/25/2040	5.955%	233,464	247,078
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-2 Class WA
02/25/2051	5.822%	273,501	293,775
CMO Series 2011-43 Class WA
05/25/2051	5.811%	475,076	532,675
CMO Series 2011-75 Class FA
08/25/2041	1.766%	442,241	447,093
Series 2003-W16 Class AF5
11/25/2033	4.556%	874,511	894,329
Federal National Mortgage Association(f)
08/11/2046	3.000%	8,000,000	7,976,841
08/11/2046	3.500%	33,100,000	33,938,842
08/11/2046- 07/01/2047	4.000%	36,216,000	37,976,640
Federal National Mortgage Association(i)
02/01/2047	4.000%	585,765	617,582
05/01/2047- 06/01/2047	4.500%	8,570,199	9,317,211
Federal National Mortgage Association(b),(f)
07/01/2047	3.183%	530,000	539,756
Federal National Mortgage Association(b),(d)
CMO Series 1996-4 Class SA
02/25/2024	7.284%	109,523	16,552
CMO Series 2006-117 Class GS
12/25/2036	5.434%	379,416	53,010
CMO Series 2006-43 Class SI
06/25/2036	5.384%	1,421,594	274,446
CMO Series 2006-58 Class IG
07/25/2036	5.304%	478,609	83,116
CMO Series 2006-8 Class WN
03/25/2036	5.484%	1,519,897	304,719
CMO Series 2006-94 Class GI
10/25/2026	5.434%	839,220	108,700
CMO Series 2007-109 Class PI
12/25/2037	5.134%	1,000,378	105,177
CMO Series 2007-65 Class KI
07/25/2037	5.404%	296,440	31,579
CMO Series 2007-72 Class EK
07/25/2037	5.184%	1,398,078	207,105
CMO Series 2007-W7 Class 2A2
07/25/2037	5.314%	567,773	99,027
CMO Series 2009-112 Class ST
01/25/2040	5.034%	503,691	80,579
CMO Series 2009-17 Class QS
03/25/2039	5.434%	275,293	35,299
CMO Series 2009-37 Class KI
06/25/2039	4.784%	1,021,978	124,509

The accompanying Notes to Financial Statements are an integral part of this statement.
152	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-68 Class SA
09/25/2039	5.534%	696,986	117,293
CMO Series 2010-125 Class SA
11/25/2040	3.224%	2,486,267	207,502
CMO Series 2010-147 Class SA
01/25/2041	5.314%	2,728,992	517,132
CMO Series 2010-35 Class SB
04/25/2040	5.204%	396,969	73,161
CMO Series 2010-42 Class S
05/25/2040	5.184%	250,546	38,154
CMO Series 2010-68 Class SA
07/25/2040	3.784%	2,031,579	234,425
CMO Series 2011-30 Class LS
04/25/2041	1.901%	1,779,281	88,351
Federal National Mortgage Association(h)
CMO Series 2006-113 Class
07/25/2036	0.000%	93,034	90,009
CMO Series 2006-15 Class OP
03/25/2036	0.000%	256,533	222,307
CMO Series 2006-60 Class CO
06/25/2035	0.000%	77,107	75,942
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	414,517	350,730
CMO Series 2009-86 Class BO
03/25/2037	0.000%	175,539	160,229
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,964,840	2,351,460
CMO Series 2013-128 Class
12/25/2043	0.000%	2,122,067	1,738,492
CMO Series 2013-92 Class
09/25/2043	0.000%	2,244,237	1,794,871
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	223,228	207,242
Federal National Mortgage Association(d)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	102,312	6,861
CMO Series 2009-86 Class IP
10/25/2039	5.500%	211,740	37,603
CMO Series 2010-155 Class KI
01/25/2021	3.000%	840,389	30,187
Government National Mortgage Association
09/20/2038	7.000%	140,217	163,180
08/20/2039	6.000%	589,161	679,894
05/20/2045- 06/20/2047	4.000%	19,672,941	20,768,602
04/20/2063	4.494%	1,910,611	2,010,527
05/20/2063	4.455%	2,793,842	2,935,923
05/20/2063	4.463%	3,037,856	3,188,725
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/20/2063	4.376%	4,394,462	4,626,400
CMO Series 2002-47 Class PG
07/16/2032	6.500%	292,296	337,448
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	1,044,962	1,179,666
CMO Series 2005-26 Class XY
03/20/2035	5.500%	909,922	1,016,430
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	1,296,212	1,426,524
CMO Series 2006-17 Class JN
04/20/2036	6.000%	428,471	473,136
CMO Series 2006-33 Class NA
01/20/2036	5.000%	338,202	351,751
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	1,319,233	1,527,568
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,568,623	1,705,178
CMO Series 2008-23 Class PH
03/20/2038	5.000%	1,380,285	1,481,283
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,637,749	1,828,330
CMO Series 2009-89 Class VA
07/20/2020	5.000%	947,611	965,899
CMO Series 2010-130 Class CP
10/16/2040	7.000%	751,893	871,837
CMO Series 2010-14 Class QP
12/20/2039	6.000%	143,759	146,852
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	3,493,805	3,473,495
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,108,328	2,099,312
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	3,921,576	3,907,511
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	5,218,756	5,153,329
Government National Mortgage Association(f)
08/18/2046- 07/20/2047	3.000%	15,000,000	15,144,285
08/18/2046- 07/20/2047	3.500%	27,200,000	28,132,192
Government National Mortgage Association(i)
06/15/2047	4.000%	1,618,000	1,712,802
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
01/20/2035	4.888%	1,186,728	170,718
CMO Series 2007-40 Class SN
07/20/2037	5.468%	911,205	148,527

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	153

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-62 Class SA
07/20/2038	4.938%	836,558	135,660
CMO Series 2008-76 Class US
09/20/2038	4.688%	1,012,950	135,616
CMO Series 2008-95 Class DS
12/20/2038	6.088%	865,927	164,220
CMO Series 2009-102 Class SM
06/16/2039	5.228%	530,097	34,898
CMO Series 2009-106 Class ST
02/20/2038	4.788%	1,383,105	221,788
CMO Series 2009-64 Class SN
07/16/2039	4.928%	678,372	80,445
CMO Series 2009-67 Class SA
08/16/2039	4.878%	426,535	57,740
CMO Series 2009-72 Class SM
08/16/2039	5.078%	1,109,501	176,942
CMO Series 2009-81 Class SB
09/20/2039	4.878%	1,351,141	188,498
CMO Series 2010-47 Class PX
06/20/2037	5.488%	1,629,276	289,763
CMO Series 2011-75 Class SM
05/20/2041	5.388%	800,618	149,924
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
04/20/2037	19.032%	145,353	205,903
CMO Series 2010-H17 Class XQ
07/20/2060	5.240%	5,143,682	5,335,881
CMO Series 2011-137 Class WA
07/20/2040	5.544%	1,355,651	1,520,670
CMO Series 2012-141 Class WC
01/20/2042	3.711%	1,060,486	1,104,182
CMO Series 2012-H10 Class FA
12/20/2061	1.543%	2,071,937	2,073,429
CMO Series 2012-H21 Class CF
05/20/2061	1.693%	1,436,763	1,440,660
CMO Series 2012-H21 Class DF
05/20/2061	1.643%	1,282,155	1,285,176
CMO Series 2012-H26 Class MA
07/20/2062	1.543%	1,043,145	1,044,906
CMO Series 2012-H28 Class FA
09/20/2062	1.573%	2,673,393	2,681,249
CMO Series 2012-H29 Class FA
10/20/2062	1.508%	2,106,011	2,105,258
CMO Series 2012-H30 Class JA
01/20/2060	1.473%	298,866	299,034
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H30 Class PA
11/20/2059	1.443%	137,249	137,366
CMO Series 2013-54 Class WA
11/20/2042	4.725%	2,188,270	2,366,299
CMO Series 2013-75 Class WA
06/20/2040	5.219%	755,358	824,383
CMO Series 2013-H01 Class TA
01/20/2063	1.493%	1,014,104	1,016,038
CMO Series 2013-H05 Class FB
02/20/2062	1.393%	1,544,967	1,545,562
CMO Series 2013-H07 Class GA
03/20/2063	1.463%	2,155,420	2,150,058
CMO Series 2013-H07 Class HA
03/20/2063	1.403%	1,473,354	1,466,409
CMO Series 2013-H09 Class GA
04/20/2063	1.473%	2,450,276	2,444,751
CMO Series 2013-H09 Class SA
04/20/2063	1.493%	3,189,202	3,183,473
CMO Series 2013-H21 Class FA
09/20/2063	1.743%	4,103,230	4,131,266
CMO Series 2013-H21 Class FB
09/20/2063	1.693%	4,281,852	4,303,772
Series 2015-H23 Class FB
09/20/2065	1.513%	1,852,362	1,850,501
Series 2015-H26 Class FG
10/20/2065	1.513%	957,093	956,121
Series 2015-H30 Class FE
11/20/2065	1.593%	7,377,088	7,399,233
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	153,757	130,398
CMO Series 2010-14 Class AO
12/20/2032	0.000%	175,577	167,164
CMO Series 2010-157 Class OP
12/20/2040	0.000%	1,000,464	882,014
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	1,071,610	244,095
CMO Series 2010-144 Class BI
09/16/2037	4.000%	1,327,877	43,932
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	352,743	402,878
Total Residential Mortgage-Backed Securities - Agency (Cost $752,088,274)			759,881,747

The accompanying Notes to Financial Statements are an integral part of this statement.
154	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(b)
CMO Series 2015-B Class A
07/25/2060	3.875%	1,306,919	1,290,080
Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/2056	4.125%	3,273,321	3,271,736
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	542,113	542,821
ASG Resecuritization Trust(a),(b)
CMO Series 2009-3 Class A65
03/26/2037	2.757%	252,355	252,352
CMO Series 2011-1 Class 3A50
11/28/2035	3.488%	200,516	199,311
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-AG1 Class A4
06/25/2035	4.800%	446,799	452,958
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	152,343	158,103
Banc of America Mortgage Trust(b)
CMO Series 2004-C Class 2A2
04/25/2034	3.732%	150,147	149,700
BCAP LLC Trust(a)
08/26/2037	5.000%	110,783	110,621
BCAP LLC Trust(a),(b)
CMO Series 2010-RR12 Class 2A5
01/26/2036	3.366%	90,207	90,035
CMO Series 2010-RR7 Class 1A5
04/26/2035	3.237%	9,536	9,518
CMO Series 2010-RR7 Class 2A1
07/26/2045	3.173%	537,643	547,065
CMO Series 2012-RR10 Class 1A1
02/26/2037	1.254%	280,803	277,496
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2003-4 Class 3A1
07/25/2033	3.547%	81,991	82,306
CMO Series 2003-7 Class 6A
10/25/2033	3.274%	515,119	517,478
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
07/25/2034	1.856%	491,215	485,572
CMO Series 2005-2 Class 1A1
03/25/2035	1.716%	149,085	146,707
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
12/25/2033	2.116%	368,421	362,907
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(b)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.445%	838,972	833,304
CMO Series 2007-A1 Class 2A1
02/25/2037	3.618%	320,489	323,256
CMO Series 2007-A1 Class 7A1
02/25/2037	3.472%	158,312	158,963
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	154,612	155,384
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	267,763	273,672
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2008-AR4 Class 1A1A
11/25/2038	3.573%	28,481	28,461
CMO Series 2009-10 Class 1A1
09/25/2033	2.795%	491,051	505,818
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2009-11 Class 3A1
05/25/2037	5.750%	157,853	161,013
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	293,275	300,813
CMO Series 2004-3 Class A26
04/25/2034	5.500%	145,457	148,219
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	379,000	384,680
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	153,593	157,540
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	255,923	259,168
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	349,028	364,103
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	134,327	135,468
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	318,981	333,192
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2010-11R Class A6
06/28/2047	2.224%	672,565	670,380
CMO Series 2010-17R Class 1A1
06/26/2036	3.166%	175,487	179,102
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	3,466,547	3,402,694

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a),(b)
Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,139,355
GCAT (a),(b)
CMO Series 2015-2 Class A1
07/25/2020	3.750%	1,835,171	1,839,024
GMAC Mortgage Corp. Loan Trust(b)
CMO Series 2003-AR2 Class 2A4
12/19/2033	3.788%	513,641	508,852
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
09/25/2035	1.566%	873,742	761,263
GSMPS Mortgage Loan Trust(a),(b),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	3.618%	677,150	71,252
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	389,437	401,151
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
06/25/2035	1.716%	25,651	24,538
HarborView Mortgage Loan Trust(b)
CMO Series 2004-3 Class 1A
05/19/2034	3.083%	1,656,996	1,675,485
Homeowner Assistance Program Reverse Mortgage Loan Trust(a)
CMO Series 2013-RM1 Class A
05/26/2053	4.000%	956,458	951,676
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
05/25/2035	1.624%	273,362	263,912
Impac Secured Assets CMN Owner Trust(b)
CMO Series 2003-3 Class A1
08/25/2033	4.917%	193,758	198,624
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
05/25/2036	1.374%	235,510	223,636
CMO Series 2006-2 Class 2A1
08/25/2036	1.374%	286,535	279,824
JPMorgan Mortgage Trust(b)
CMO Series 2007-A1 Class 5A5
07/25/2035	3.406%	479,829	481,237
Series 2006-A2 Class 5A3
11/25/2033	3.142%	595,642	605,359
MASTR Adjustable Rate Mortgages Trust(b)
CMO Series 2004-13 Class 2A1
04/21/2034	3.081%	333,881	343,227
CMO Series 2004-13 Class 3A7
11/21/2034	3.190%	644,030	658,873
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	73,891	75,949
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	257,069	274,980
CMO Series 2004-2 Class A2
08/25/2032	6.500%	404,884	433,094
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
03/25/2028	1.996%	241,143	238,437
CMO Series 2003-E Class A1
10/25/2028	1.836%	685,637	666,903
CMO Series 2004-1 Class 2A1
12/25/2034	3.076%	458,823	460,755
CMO Series 2004-A Class A1
04/25/2029	1.676%	620,291	597,446
CMO Series 2004-A4 Class A2
08/25/2034	3.090%	510,597	521,268
CMO Series 2004-G Class A2
01/25/2030	2.049%	275,705	269,050
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2004-3 Class 4A
04/25/2034	5.670%	392,045	413,404
Morgan Stanley Re-Remic Trust(a)
07/27/2049	0.250%	2,400,000	2,327,078
07/27/2049	2.000%	151,599	151,642
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	195,086	191,076
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
12/08/2020	1.552%	698,547	702,356
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	187,109	187,715
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	131,004	131,245
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2019	5.000%	102,598	102,347
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	427,548	470,731
CMO Series 2009-2 Class 1A1
08/26/2037	7.000%	134,585	138,925

The accompanying Notes to Financial Statements are an integral part of this statement.
156	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-9 Class 3A1
10/26/2034	5.000%	50,023	50,263
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	401,233	417,410
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ1 Class A3
03/25/2036	1.516%	53,929	53,913
Residential Asset Securitization Trust(b)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.316%	410,019	415,726
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
04/20/2033	1.972%	1,212,412	1,150,796
CMO Series 2003-8 Class A1
01/20/2034	1.852%	989,679	962,464
CMO Series 2004-11 Class A1
12/20/2034	1.812%	999,708	983,568
CMO Series 2004-12 Class A3
01/20/2035	1.753%	368,775	339,743
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2004-4 Class 5A
04/25/2034	3.382%	208,172	204,723
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
10/19/2034	1.869%	662,859	635,294
CMO Series 2005-AR5 Class A3
07/19/2035	1.459%	320,805	312,179
Structured Asset Securities Corp.(b)
CMO Series 2004-4XS Class 1A5
02/25/2034	6.905%	492,657	502,832
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5
10/25/2033	5.500%	431,322	447,483
CMO Series 2004-5H Class A4
12/25/2033	5.540%	596,210	611,073
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2003-34A Class 3A3
11/25/2033	3.348%	964,613	963,999
CMO Series 2003-40A Class 3A2
01/25/2034	3.286%	450,000	449,429
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.707%	427,796	435,056
Series 2004-6XS Class A5A
03/25/2034	5.707%	356,497	358,395
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-4 Class 3A
12/25/2044	2.738%	335,648	333,940
US Residential Opportunity Fund III Trust(a)
CMO Series 2016-1III Class A
07/27/2036	3.475%	1,685,721	1,686,010
Vericrest Opportunity Loan Transferee(a),(b)
CMO Series 2014-NP11 Class A1
04/25/2055	3.875%	191,573	191,656
CMO Series 2014-NPL8 Class A1
10/26/2054	3.375%	127,274	127,287
Vericrest Opportunity Loan Transferee LI LLC(a)
Series 2016-NP11 Class A1
10/25/2046	3.500%	2,608,440	2,610,818
Vericrest Opportunity Loan Transferee LIII LLC(a)
CMO Series 2016-NP13 Class A1
12/26/2046	3.875%	2,918,353	2,926,772
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	848,748	848,779
Vericrest Opportunity Loan Transferee LVI LLC(a)
CMO Series 2017-NPL3 Class A1
03/25/2047	3.500%	1,676,483	1,679,804
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	1,610,453	1,609,247
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	1,401,152	1,400,626
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	1,382,000	1,382,715
Vericrest Opportunity Loan Transferee LXI LLC(a),(b)
CMO Series 2017-NPL8 Class A1
06/25/2047	3.125%	1,613,000	1,613,000
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	63,397	63,421
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2003-AR11 Class A6
10/25/2033	2.845%	631,809	637,820
CMO Series 2003-AR5 Class A7
06/25/2033	3.063%	263,828	267,279
CMO Series 2003-AR6 Class A1
06/25/2033	3.231%	313,731	314,686
CMO Series 2003-AR7 Class A7
08/25/2033	2.743%	405,718	408,115
CMO Series 2004-AR3 Class A2
06/25/2034	3.132%	233,368	236,502

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB1 Class 3A2
06/25/2034	5.500%	26,978	26,911
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	92,334	94,676
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	97,078	99,467
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	130,539	132,406
Wells Fargo Mortgage-Backed Securities Trust(b)
CMO Series 2003-J Class 2A1
10/25/2033	2.951%	118,715	119,899
CMO Series 2003-L Class 2A1
11/25/2033	2.939%	179,978	176,962
CMO Series 2004-EE Class 2A1
12/25/2034	3.237%	60,956	61,643
CMO Series 2004-G Class A3
06/25/2034	3.349%	63,101	63,346
CMO Series 2004P Class 2A1
09/25/2034	3.031%	761,981	777,107
CMO Series 2004-U Class A1
10/25/2034	3.262%	685,816	685,155
CMO Series 2004-W Class A9
11/25/2034	3.010%	507,199	512,689
CMO Series 2005-AR8 Class 2A1
06/25/2035	3.260%	100,806	102,963
CMO Series 2005-AR9 Class 2A1
10/25/2033	3.132%	231,147	233,266
Series 2005-AR3 Class 1A1
03/25/2035	3.312%	1,942,207	1,985,865
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	344,305	351,476
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	259,994	268,038
World Financial Network Credit Card Master Trust
CMO Series 2017-A Class A
03/15/2024	2.120%	1,962,000	1,959,618
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $72,508,031)			73,787,995

U.S. Government & Agency Obligations 2.3%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,757,690
07/15/2036	5.500%	2,000,000	2,715,672
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
STRIPS
05/15/2030	0.000%	3,750,000	2,504,925
Subordinated
10/09/2019	0.000%	19,505,000	18,703,774
Financing Corp.(e)
STRIPS
05/11/2018	0.000%	3,600,000	3,550,831
Israel Government AID Bond(e)
11/15/2023	0.000%	1,316,000	1,092,855
11/01/2024	0.000%	6,135,000	5,005,203
02/15/2025	0.000%	2,250,000	1,791,587
02/15/2025	0.000%	2,000,000	1,590,936
08/15/2025	0.000%	2,500,000	1,951,682
11/15/2026	0.000%	1,500,000	1,113,593
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,338,493
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,548,291
Residual Funding Corp.(e)
STRIPS
10/15/2019	0.000%	9,545,000	9,189,678
10/15/2020	0.000%	7,500,000	7,050,615
01/15/2021	0.000%	1,995,000	1,858,175
Resolution Funding Corp.(e)
10/15/2025	0.000%	470,000	366,347
01/15/2026	0.000%	535,000	418,151
Tennessee Valley Authority
04/01/2036	5.880%	500,000	683,171
09/15/2039	5.250%	2,370,000	3,099,775
09/15/2065	4.250%	2,258,000	2,549,928
Tennessee Valley Authority(e)
STRIPS
11/01/2025	0.000%	8,500,000	6,616,442
06/15/2035	0.000%	750,000	396,404
Total U.S. Government & Agency Obligations (Cost $75,819,026)			76,894,218

U.S. Treasury Obligations 24.3%

U.S. Treasury
11/15/2017	4.250%	1,000,000	1,011,380
08/31/2018	1.500%	4,400,000	4,409,402
11/30/2018	1.250%	14,000,000	13,983,867
03/31/2019	1.250%	5,784,000	5,772,474
04/30/2019	1.250%	42,431,000	42,332,745
05/31/2019	1.250%	35,265,000	35,184,149
06/30/2019	1.000%	1,500,000	1,489,044
06/30/2019	1.250%	18,406,000	18,357,715
02/15/2020	8.500%	500,000	590,419
05/15/2020	1.500%	57,408,000	57,352,142
05/15/2020	3.500%	28,000,000	29,540,988
06/15/2020	1.500%	6,652,000	6,643,540

The accompanying Notes to Financial Statements are an integral part of this statement.
158	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2020	1.625%	1,200,000	1,202,338
07/31/2020	1.625%	4,626,000	4,632,326
08/15/2020	2.625%	5,650,000	5,828,286
08/31/2020	2.125%	4,000,000	4,065,079
11/15/2020	2.625%	2,900,000	2,993,089
02/15/2021	3.625%	6,600,000	7,049,923
05/15/2021	3.125%	7,000,000	7,364,550
10/31/2021	2.000%	1,500,000	1,512,185
12/31/2021	2.125%	2,000,000	2,025,812
01/31/2022	1.500%	1,000,000	984,955
04/30/2022	1.875%	80,659,000	80,651,063
05/31/2022	1.750%	27,739,000	27,576,811
08/15/2023	2.500%	3,350,000	3,438,229
02/29/2024	2.125%	1,300,000	1,301,608
05/31/2024	2.000%	9,083,000	9,009,239
11/15/2026	2.000%	116,000	113,130
02/15/2027	2.250%	42,582,000	42,392,649
05/15/2027	2.375%	44,999,000	45,289,166
02/15/2037	4.750%	2,000,000	2,665,008
05/15/2037	5.000%	2,500,000	3,431,006
02/15/2039	3.500%	7,500,000	8,478,048
05/15/2039	4.250%	3,000,000	3,758,818
08/15/2039	4.500%	7,500,000	9,718,596
05/15/2040	4.375%	1,000,000	1,276,568
11/15/2040	4.250%	4,500,000	5,655,820
11/15/2041	3.125%	4,640,000	4,914,364
08/15/2042	2.750%	4,500,000	4,452,256
02/15/2043	3.125%	2,000,000	2,113,893
11/15/2046	2.875%	26,299,000	26,452,839
02/15/2047	3.000%	12,959,000	13,371,751
05/15/2047	3.000%	28,744,000	29,676,821
U.S. Treasury(f)
06/30/2022	1.750%	23,323,000	23,173,832
U.S. Treasury(e)
STRIPS
08/15/2019	0.000%	1,410,000	1,367,920
02/15/2020	0.000%	5,030,000	4,833,701
08/15/2020	0.000%	11,295,000	10,741,722
02/15/2021	0.000%	28,185,000	26,467,477
05/15/2021	0.000%	22,965,000	21,432,804
08/15/2021	0.000%	19,045,000	17,670,189
11/15/2021	0.000%	6,245,000	5,757,109
02/15/2022	0.000%	3,790,000	3,467,998
05/15/2022	0.000%	9,005,000	8,185,404
08/15/2022	0.000%	2,500,000	2,257,715
11/15/2022	0.000%	3,750,000	3,364,453
02/15/2023	0.000%	20,665,000	18,405,573
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2023	0.000%	9,500,000	8,404,902
08/15/2023	0.000%	1,500,000	1,318,418
11/15/2023	0.000%	1,300,000	1,134,504
02/15/2024	0.000%	1,350,000	1,169,332
08/15/2024	0.000%	1,000,000	853,477
11/15/2024	0.000%	4,500,000	3,815,859
02/15/2025	0.000%	1,000,000	841,523
05/15/2025	0.000%	2,500,000	2,088,086
02/15/2026	0.000%	500,000	408,398
08/15/2026	0.000%	1,452,000	1,167,896
08/15/2027	0.000%	4,200,000	3,278,953
05/15/2028	0.000%	1,660,000	1,267,955
08/15/2028	0.000%	3,200,000	2,424,250
11/15/2028	0.000%	1,700,000	1,277,191
11/15/2029	0.000%	2,600,000	1,896,375
08/15/2030	0.000%	6,250,000	4,448,486
02/15/2031	0.000%	6,600,000	4,627,219
08/15/2031	0.000%	3,800,000	2,622,148
11/15/2031	0.000%	6,640,000	4,548,141
02/15/2032	0.000%	6,875,000	4,671,240
08/15/2032	0.000%	1,500,000	1,003,477
11/15/2032	0.000%	10,450,000	6,937,412
02/15/2033	0.000%	9,850,000	6,487,533
08/15/2033	0.000%	4,000,000	2,594,219
11/15/2033	0.000%	7,400,000	4,761,438
02/15/2034	0.000%	4,400,000	2,808,438
05/15/2034	0.000%	2,400,000	1,519,406
08/15/2034	0.000%	8,375,000	5,259,893
11/15/2034	0.000%	1,850,000	1,153,070
02/15/2035	0.000%	4,210,000	2,603,457
05/15/2035	0.000%	3,050,000	1,871,104
Total U.S. Treasury Obligations (Cost $808,082,575)			816,453,788

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(j),(k)	86,924,283	86,924,283
Total Money Market Funds (Cost $86,915,591)		86,924,283
Total Investments (Cost: $3,486,658,827)		3,528,877,189
Other Assets & Liabilities, Net		(174,239,017)
Net Assets		3,354,638,172

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $609,904,741, which represents 18.18% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $4,174,695, which represents 0.12% of net assets.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	29,215,651	789,159,828	(731,451,196)	86,924,283	(2,672)	397,559	86,924,283
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
160	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	445,691,066	38,955,892	—	484,646,958
Commercial Mortgage-Backed Securities - Agency	—	259,624,147	—	—	259,624,147
Commercial Mortgage-Backed Securities - Non-Agency	—	104,801,719	7,022,137	—	111,823,856
Corporate Bonds & Notes	—	767,421,228	3,541,017	—	770,962,245
Foreign Government Obligations	—	71,396,991	—	—	71,396,991
Inflation-Indexed Bonds	—	2,449,268	—	—	2,449,268
Municipal Bonds	—	14,031,693	—	—	14,031,693
Residential Mortgage-Backed Securities - Agency	—	759,881,747	—	—	759,881,747
Residential Mortgage-Backed Securities - Non-Agency	—	71,071,677	2,716,318	—	73,787,995
U.S. Government & Agency Obligations	—	76,894,218	—	—	76,894,218
U.S. Treasury Obligations	603,237,923	213,215,865	—	—	816,453,788
Money Market Funds	—	—	—	86,924,283	86,924,283
Total Investments	603,237,923	2,786,479,619	52,235,364	86,924,283	3,528,877,189
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	161

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Asset-Backed Securities — Non-Agency	31,516,929	(28,975)	25,956	(138,874)	7,291,949	(8,734,131)	11,756,882	(2,733,844)	38,955,892
Commercial Mortgage-Backed Securities — Non-Agency	7,752,723	(119,404)	(266,193)	319,366	—	(664,355)	—	—	7,022,137
Corporate Bonds & Notes	4,114,628	—	14,522	6,181	—	(594,314)	—	—	3,541,017
Residential Mortgage-Backed Securities — Non-Agency	10,482,326	(1,831)	14,270	2,751	1,613,000	(2,555,543)	—	(6,838,655)	2,716,318
Total	53,866,606	(150,210)	(211,445)	189,424	8,904,949	(12,548,343)	11,756,882	(9,572,499)	52,235,364
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2017 was $(86,473), which is comprised of Asset-Backed Securities — Non-Agency of $(151,146), Commercial Mortgage-Backed Securities — Non-Agency of $49,160, Corporate Bonds & Notes of $6,181 and Residential Mortgage-Backed Securities — Non-Agency of $9,332.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
162	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 0.9%
Cooper-Standard Holding, Inc.(a)	21,590	2,177,783
Gentherm, Inc.(a)	49,756	1,930,533
LCI Industries	12,210	1,250,304
Total		5,358,620
Diversified Consumer Services 0.6%
Grand Canyon Education, Inc.(a)	23,490	1,841,851
Sotheby’s (a)	34,404	1,846,463
Total		3,688,314
Hotels, Restaurants & Leisure 4.4%
BJ’s Restaurants, Inc.(a)	35,763	1,332,172
Buffalo Wild Wings, Inc.(a)	19,102	2,420,223
Chuy’s Holdings, Inc.(a)	76,296	1,785,326
ClubCorp Holdings, Inc.	283,737	3,716,955
Dave & Buster’s Entertainment, Inc.(a)	12,400	824,724
Habit Restaurants, Inc. (The), Class A(a)	182,085	2,876,943
Papa John’s International, Inc.	5,880	421,949
Planet Fitness, Inc., Class A	238,497	5,566,520
Playa Hotels & Resorts NV(a)	115,520	1,380,464
Texas Roadhouse, Inc.	92,674	4,721,740
Wingstop, Inc.	65,660	2,028,894
Total		27,075,910
Household Durables 1.8%
iRobot Corp.(a)	30,231	2,543,636
La-Z-Boy, Inc.	67,555	2,195,538
M/I Homes, Inc.(a)	116,144	3,315,911
TopBuild Corp.(a)	33,240	1,764,047
Universal Electronics, Inc.(a)	13,620	910,497
Total		10,729,629
Internet & Direct Marketing Retail 0.8%
Nutrisystem, Inc.	64,480	3,356,184
Shutterfly, Inc.(a)	30,679	1,457,252
Total		4,813,436
Leisure Products 0.8%
MCBC Holdings, Inc.(a)	69,714	1,362,909
Nautilus, Inc.(a)	201,877	3,865,944
Total		5,228,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.7%
IMAX Corp.(a)	71,340	1,569,480
Nexstar Broadcasting Group, Inc., Class A	41,900	2,505,620
Total		4,075,100
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	65,430	2,787,318
Specialty Retail 2.3%
Camping World Holdings, Inc., Class A	31,800	981,030
Five Below, Inc.(a)	133,430	6,587,439
Francesca’s Holdings Corp.(a)	99,395	1,087,381
Lithia Motors, Inc., Class A	43,830	4,130,101
MarineMax, Inc.(a)	79,488	1,553,991
Total		14,339,942
Total Consumer Discretionary		78,097,122
Consumer Staples 1.6%
Beverages 0.3%
Coca-Cola Bottling Co. Consolidated	8,973	2,053,650
Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	20,430	2,188,257
PriceSmart, Inc.	19,304	1,691,031
Total		3,879,288
Food Products 0.7%
B&G Foods, Inc.	59,148	2,105,669
Darling Ingredients, Inc.(a)	121,000	1,904,540
Total		4,010,209
Total Consumer Staples		9,943,147
Energy 2.3%
Energy Equipment & Services 1.0%
Forum Energy Technologies, Inc.(a)	168,444	2,627,726
McDermott International, Inc.(a)	205,195	1,471,248
Nabors Industries Ltd.	249,483	2,030,792
Total		6,129,766

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	163

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.(a)	45,394	970,070
Oasis Petroleum, Inc.(a)	292,781	2,356,887
PDC Energy, Inc.(a)	43,091	1,857,653
RSP Permian, Inc.(a)	80,305	2,591,442
Total		7,776,052
Total Energy		13,905,818
Financials 5.5%
Banks 1.4%
Customers Bancorp, Inc.(a)	60,175	1,701,749
Enterprise Financial Services Corp.	60,160	2,454,528
Great Western Bancorp, Inc.	39,281	1,603,058
QCR Holdings, Inc.	60,256	2,856,134
Total		8,615,469
Capital Markets 2.1%
Eaton Vance Corp.	65,273	3,088,718
Evercore Partners, Inc., Class A	33,943	2,392,982
Financial Engines, Inc.	79,280	2,901,648
MarketAxess Holdings, Inc.	13,861	2,787,447
Stifel Financial Corp.(a)	33,690	1,549,066
Total		12,719,861
Insurance 0.9%
CNO Financial Group, Inc.	77,887	1,626,280
Employers Holdings, Inc.	37,459	1,584,516
Kinsale Capital Group, Inc.(a)	56,900	2,122,939
Total		5,333,735
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Redwood Trust, Inc.	100,638	1,714,872
Thrifts & Mortgage Finance 0.8%
LendingTree, Inc.(a)	30,577	5,265,359
Total Financials		33,649,296
Health Care 24.1%
Biotechnology 5.4%
Clovis Oncology, Inc.(a)	47,984	4,492,742
Emergent Biosolutions, Inc.(a)	51,428	1,743,923
Exact Sciences Corp.(a)	97,018	3,431,527
Genomic Health, Inc.(a)	45,875	1,493,231
Halozyme Therapeutics, Inc.(a)	130,465	1,672,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Ironwood Pharmaceuticals, Inc.(a)	73,929	1,395,779
Lexicon Pharmaceuticals, Inc.(a)	72,869	1,198,695
Ligand Pharmaceuticals, Inc.(a)	41,249	5,007,629
MiMedx Group, Inc.(a)	55,600	832,332
Repligen Corp.(a)	89,200	3,696,448
Sage Therapeutics, Inc.(a)	5,700	453,948
Spark Therapeutics, Inc.(a)	25,970	1,551,448
TG Therapeutics, Inc.(a)	167,352	1,681,888
Ultragenyx Pharmaceutical, Inc.(a)	24,564	1,525,670
Vanda Pharmaceuticals, Inc.(a)	88,041	1,435,068
Versartis, Inc.(a)	87,400	1,525,130
Total		33,138,019
Health Care Equipment & Supplies 8.4%
Cantel Medical Corp.	59,243	4,615,622
Cardiovascular Systems, Inc.(a)	56,961	1,835,853
Cutera, Inc.(a)	66,518	1,722,816
GenMark Diagnostics, Inc.(a)	39,850	471,426
Glaukos Corp.(a)	67,008	2,778,822
Inogen, Inc.(a)	73,433	7,006,977
Integra LifeSciences Holdings Corp.(a)	84,170	4,588,107
iRhythm Technologies, Inc.(a)	48,511	2,061,232
K2M Group Holdings, Inc.(a)	68,239	1,662,302
Masimo Corp.(a)	22,364	2,039,150
Merit Medical Systems, Inc.(a)	57,655	2,199,538
Nevro Corp.(a)	53,376	3,972,776
NxStage Medical, Inc.(a)	150,372	3,769,826
OraSure Technologies, Inc.(a)	119,340	2,059,808
Penumbra, Inc.(a)	32,599	2,860,562
Spectranetics Corp. (The)(a)	195,135	7,493,184
Total		51,138,001
Health Care Providers & Services 5.1%
Acadia Healthcare Co., Inc.(a)	64,890	3,204,268
Almost Family, Inc.(a)	61,835	3,812,128
Amedisys, Inc.(a)	23,960	1,504,928
BioTelemetry, Inc.(a)	63,307	2,117,619
HealthEquity, Inc.(a)	88,377	4,403,826
LHC Group, Inc.(a)	50,277	3,413,305
Magellan Health, Inc.(a)	21,981	1,602,415
Surgery Partners, Inc.(a)	229,475	5,220,556

The accompanying Notes to Financial Statements are an integral part of this statement.
164	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teladoc, Inc.(a)	43,817	1,520,450
Tivity Health, Inc.(a)	109,328	4,356,721
Total		31,156,216
Health Care Technology 1.2%
Evolent Health, Inc., Class A(a)	95,180	2,412,813
Medidata Solutions, Inc.(a)	34,960	2,733,872
Vocera Communications, Inc.(a)	74,471	1,967,524
Total		7,114,209
Life Sciences Tools & Services 2.2%
Cambrex Corp.(a)	50,307	3,005,843
Charles River Laboratories International, Inc.(a)	34,580	3,497,767
INC Research Holdings, Inc. Class A(a)	59,763	3,496,136
Pacific Biosciences of California, Inc.(a)	409,025	1,456,129
Pra Health Sciences, Inc.(a)	26,284	1,971,563
Total		13,427,438
Pharmaceuticals 1.8%
Dova Pharmaceuticals, Inc.(a)	29,969	668,009
Heska Corp.(a)	8,840	902,299
Innoviva, Inc.(a)	90,221	1,154,829
Pacira Pharmaceuticals, Inc.(a)	32,724	1,560,935
Supernus Pharmaceuticals, Inc.(a)	88,336	3,807,281
Zogenix, Inc.(a)	206,953	3,000,818
Total		11,094,171
Total Health Care		147,068,054
Industrials 18.0%
Aerospace & Defense 1.7%
Axon Enterprise, Inc.(a)	104,751	2,633,440
Cubic Corp.	33,164	1,535,493
Curtiss-Wright Corp.	24,831	2,278,989
HEICO Corp.	19,745	1,418,481
Mercury Systems, Inc.(a)	63,940	2,691,235
Total		10,557,638
Air Freight & Logistics 0.3%
HUB Group, Inc., Class A(a)	43,103	1,653,000
Airlines 0.4%
Skywest, Inc.	67,260	2,360,826
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
American Woodmark Corp.(a)	18,659	1,782,867
Apogee Enterprises, Inc.	54,770	3,113,127
Builders FirstSource, Inc.(a)	132,898	2,035,997
Gibraltar Industries, Inc.(a)	44,537	1,587,744
JELD-WEN Holding, Inc.(a)	30,700	996,522
Quanex Building Products Corp.	152,752	3,230,705
Simpson Manufacturing Co., Inc.	34,884	1,524,780
Total		14,271,742
Commercial Services & Supplies 1.3%
ACCO Brands Corp.(a)	24,888	289,945
Advanced Disposal Services, Inc.(a)	71,900	1,634,287
Deluxe Corp.	40,678	2,815,731
Herman Miller, Inc.	54,284	1,650,234
Interface, Inc.	78,452	1,541,582
Total		7,931,779
Construction & Engineering 2.8%
Comfort Systems U.S.A., Inc.	51,706	1,918,293
Dycom Industries, Inc.(a)	39,770	3,560,210
Granite Construction, Inc.	102,081	4,924,387
MasTec, Inc.(a)	77,666	3,506,620
Valmont Industries, Inc.	20,301	3,037,030
Total		16,946,540
Electrical Equipment 0.4%
Regal Beloit Corp.	34,171	2,786,645
Machinery 3.7%
Chart Industries, Inc.(a)	44,155	1,533,503
Greenbrier Companies, Inc. (The)	36,540	1,689,975
John Bean Technologies Corp.	81,203	7,957,894
Milacron Holdings Corp.(a)	121,630	2,139,472
Mueller Water Products, Inc., Class A	123,230	1,439,326
Proto Labs, Inc.(a)	30,202	2,031,085
REV Group, Inc.	42,940	1,188,579
Rexnord Corp.(a)	109,760	2,551,920
Wabash National Corp.	90,629	1,992,025
Total		22,523,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	165

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.1%
ICF International, Inc.(a)	36,116	1,701,064
Insperity, Inc.	23,102	1,640,242
On Assignment, Inc.(a)	132,310	7,164,586
TriNet Group, Inc.(a)	67,196	2,199,997
TrueBlue, Inc.(a)	101,994	2,702,841
Wageworks, Inc.(a)	143,005	9,609,936
Total		25,018,666
Trading Companies & Distributors 1.0%
Beacon Roofing Supply, Inc.(a)	54,680	2,679,320
BMC Stock Holdings, Inc.(a)	83,440	1,823,164
Univar, Inc.(a)	61,837	1,805,641
Total		6,308,125
Total Industrials		110,358,740
Information Technology 28.2%
Communications Equipment 1.1%
Ciena Corp.(a)	79,708	1,994,294
Oclaro, Inc.(a)	375,140	3,503,808
Quantenna Communications, Inc.(a)	36,947	701,993
ShoreTel, Inc.(a)	153,108	888,026
Total		7,088,121
Electronic Equipment, Instruments & Components 3.2%
Belden, Inc.	46,502	3,507,646
Coherent, Inc.(a)	12,951	2,913,845
II-VI, Inc.(a)	41,946	1,438,748
Itron, Inc.(a)	29,724	2,013,801
Littelfuse, Inc.	17,110	2,823,150
Methode Electronics, Inc.	40,488	1,668,106
Rogers Corp.(a)	19,019	2,065,844
TTM Technologies, Inc.(a)	170,259	2,955,696
Total		19,386,836
Internet Software & Services 6.2%
2U, Inc.(a)	69,270	3,250,148
Benefitfocus, Inc.(a)	20,250	736,088
Cloudera, Inc.(a)	29,120	466,502
Coupa Software, Inc.(a)	44,156	1,279,641
Criteo SA, ADR(a)	16,610	814,720
Envestnet, Inc.(a)	95,423	3,778,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Five9, Inc.(a)	300,034	6,456,732
GrubHub, Inc.(a)	10,360	451,696
LogMeIn, Inc.	30,250	3,161,125
MINDBODY, Inc., Class A(a)	101,335	2,756,312
Q2 Holdings, Inc.(a)	179,208	6,621,736
Shutterstock, Inc.(a)	32,158	1,417,525
SPS Commerce, Inc.(a)	22,554	1,438,043
Web.com Group, Inc.(a)	74,435	1,883,205
Wix.com Ltd.(a)	11,110	773,256
Xactly Corp.(a)	79,673	1,246,882
Yelp, Inc.(a)	47,708	1,432,194
Total		37,964,556
IT Services 2.9%
Blackhawk Network Holdings, Inc.(a)	42,664	1,860,150
Euronet Worldwide, Inc.(a)	40,613	3,548,358
InterXion Holding NV(a)	128,820	5,897,380
Travelport Worldwide Ltd.	129,311	1,779,319
WNS Holdings Ltd., ADR(a)	132,585	4,555,621
Total		17,640,828
Semiconductors & Semiconductor Equipment 4.5%
Brooks Automation, Inc.	75,695	1,641,825
Cavium, Inc.(a)	36,530	2,269,609
Cypress Semiconductor Corp.	246,046	3,358,528
Entegris, Inc.(a)	102,360	2,246,802
Formfactor, Inc.(a)	116,648	1,446,435
MaxLinear, Inc., Class A(a)	78,985	2,202,892
Microsemi Corp.(a)	110,836	5,187,125
Monolithic Power Systems, Inc.	37,020	3,568,728
Rudolph Technologies, Inc.(a)	74,424	1,700,588
Semtech Corp.(a)	55,819	1,995,529
Silicon Laboratories, Inc.(a)	26,857	1,835,676
Total		27,453,737
Software 10.0%
A10 Networks, Inc.(a)	121,495	1,025,418
Appian Corp.(a)	17,772	322,562
Barracuda Networks, Inc.(a)	76,458	1,763,121
Blackline, Inc.(a)	44,529	1,591,466
Bottomline Technologies de, Inc.(a)	80,842	2,076,831

The accompanying Notes to Financial Statements are an integral part of this statement.
166	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Callidus Software, Inc.(a)	226,037	5,470,095
CommVault Systems, Inc.(a)	98,545	5,562,865
CyberArk Software Ltd.(a)	74,990	3,745,751
Everbridge, Inc.(a)	105,151	2,561,478
Gigamon, Inc.(a)	115,206	4,533,356
HubSpot, Inc.(a)	49,871	3,279,018
Paycom Software, Inc.(a)	27,450	1,877,855
Paylocity Holding Corp.(a)	34,870	1,575,427
Proofpoint, Inc.(a)	72,040	6,255,233
PROS Holdings, Inc.(a)	94,033	2,575,564
Qualys, Inc.(a)	40,810	1,665,048
Rapid7, Inc.(a)	56,677	953,874
RealPage, Inc.(a)	71,216	2,560,215
RingCentral, Inc., Class A(a)	69,360	2,535,108
Talend SA ADR(a)	80,895	2,813,528
Ultimate Software Group, Inc. (The)(a)	13,909	2,921,725
Varonis Systems, Inc.(a)	41,479	1,543,019
Verint Systems, Inc.(a)	42,457	1,728,000
Total		60,936,557
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Inc., Class A(a)	146,992	1,882,967
Total Information Technology		172,353,602
Materials 3.1%
Chemicals 1.6%
Ferro Corp.(a)	250,010	4,572,683
Kraton Performance Polymers, Inc.(a)	52,930	1,822,909
Minerals Technologies, Inc.	20,357	1,490,132
Trinseo SA	31,722	2,179,302
Total		10,065,026
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	109,457	3,160,024
Metals & Mining 0.3%
Commercial Metals Co.	100,798	1,958,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.7%
Boise Cascade Co.(a)	67,284	2,045,433
Louisiana-Pacific Corp.(a)	81,624	1,967,955
Total		4,013,388
Total Materials		19,196,943
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
American Assets Trust, Inc.	39,470	1,554,724
Coresite Realty Corp.	26,993	2,794,585
Hersha Hospitality Trust	79,230	1,466,547
Rexford Industrial Realty, Inc.	106,967	2,935,175
Washington Real Estate Investment Trust	47,778	1,524,118
Total		10,275,149
Total Real Estate		10,275,149
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	41,064	1,646,667
Total Telecommunication Services		1,646,667
Utilities 0.3%
Gas Utilities 0.3%
Southwest Gas Corp.	22,657	1,655,321
Total Utilities		1,655,321
Total Common Stocks (Cost $532,835,045)		598,149,859

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	15,102,739	15,102,739
Total Money Market Funds (Cost $15,101,747)		15,102,739
Total Investments (Cost: $547,936,792)		613,252,598
Other Assets & Liabilities, Net		(2,208,199)
Net Assets		611,044,399

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	167

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	15,800,110	132,839,972	(133,537,343)	15,102,739	(667)	67,712	15,102,739
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
168	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	78,097,122	—	—	—	78,097,122
Consumer Staples	9,943,147	—	—	—	9,943,147
Energy	13,905,818	—	—	—	13,905,818
Financials	33,649,296	—	—	—	33,649,296
Health Care	147,068,054	—	—	—	147,068,054
Industrials	110,358,740	—	—	—	110,358,740
Information Technology	172,353,602	—	—	—	172,353,602
Materials	19,196,943	—	—	—	19,196,943
Real Estate	10,275,149	—	—	—	10,275,149
Telecommunication Services	1,646,667	—	—	—	1,646,667
Utilities	1,655,321	—	—	—	1,655,321
Total Common Stocks	598,149,859	—	—	—	598,149,859
Money Market Funds	—	—	—	15,102,739	15,102,739
Total Investments	598,149,859	—	—	15,102,739	613,252,598
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	169

Portfolio of Investments
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 6.6%
Australia and New Zealand Banking Group Ltd.	613,604	13,543,277
BHP Billiton Ltd.	597,220	10,644,800
Challenger Ltd.	1,276,753	13,093,728
Commonwealth Bank of Australia	242,187	15,407,037
CSL Ltd.	192,256	20,404,081
Incitec Pivot Ltd.	2,910,871	7,635,132
Insurance Australia Group Ltd.	2,571,227	13,400,330
James Hardie Industries PLC	596,546	9,401,488
Macquarie Group Ltd.	190,313	12,942,018
Magellan Financial Group Ltd.	382,199	8,472,484
Mirvac Group	6,680,852	10,924,813
QBE Insurance Group Ltd.	1,144,626	10,389,177
Westpac Banking Corp.	264,109	6,183,833
Woodside Petroleum Ltd.	528,882	12,132,054
Woolworths Ltd.	401,408	7,879,247
Total		172,453,499
Belgium 2.1%
Anheuser-Busch InBev SA/NV	252,197	27,856,998
KBC Group NV	270,412	20,510,793
Umicore SA	89,375	6,216,650
Total		54,584,441
Cayman Islands 0.6%
ASM Pacific Technology Ltd.	423,400	5,712,823
Melco Resorts & Entertainment Ltd., ADR	491,500	11,034,175
Total		16,746,998
China 0.1%
WH Group Ltd.	1,909,500	1,928,159
Denmark 1.1%
AP Moller - Maersk A/S, Class B	4,655	9,359,551
Danske Bank A/S	430,333	16,551,396
Nets A/S(a)	157,757	3,138,008
Total		29,048,955
Finland 0.6%
Sampo OYJ, Class A	186,882	9,577,377
Wartsila OYJ	113,524	6,709,977
Total		16,287,354
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.3%
Accor SA	210,310	9,859,235
Alstom SA(a)	353,431	12,356,372
BNP Paribas SA	315,960	22,756,690
Capgemini SE	91,256	9,430,550
Cie de Saint-Gobain	306,894	16,397,273
Danone SA	179,704	13,507,428
Iliad SA	25,915	6,129,913
Legrand SA	224,826	15,728,078
LVMH Moet Hennessy Louis Vuitton SE	74,602	18,600,612
Sanofi	399,229	38,192,823
Schneider Electric SE	175,965	13,519,815
Societe Generale SA	405,875	21,838,782
Total SA	422,442	20,884,666
Valeo SA	164,515	11,084,265
VINCI SA	230,105	19,640,116
Vivendi SA	582,092	12,957,657
Wendel SA	47,229	6,990,959
Total		269,875,234
Germany 8.8%
Adidas AG	117,131	22,441,785
BASF SE	270,638	25,065,657
Bayer AG, Registered Shares	205,584	26,580,231
Brenntag AG	83,479	4,832,111
Deutsche Boerse AG	81,563	8,609,584
Deutsche Telekom AG, Registered Shares	731,088	13,126,387
Deutsche Wohnen AG	247,535	9,468,360
Dialog Semiconductor PLC(a)	172,533	7,366,047
Fresenius Medical Care AG & Co. KGaA	118,140	11,357,358
Fresenius SE & Co. KGaA	137,740	11,808,416
K+S AG	444,777	11,389,403
Linde AG	67,234	12,731,996
ProSiebenSat.1 Media AG	252,020	10,546,625
SAP SE	338,911	35,399,114
Symrise AG	140,804	9,974,009
Telefonica Deutschland Holding AG	1,826,932	9,124,832
Total		229,821,915

The accompanying Notes to Financial Statements are an integral part of this statement.
170	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.8%
AIA Group Ltd.	2,389,000	17,478,787
BOC Hong Kong Holdings Ltd.	3,142,000	15,036,713
CK Hutchison Holdings Ltd.	1,359,316	17,058,798
Henderson Land Development Co., Ltd.	1,007,000	5,614,948
HKT Trust & HKT Ltd.	8,226,000	10,788,957
Power Assets Holdings Ltd.	1,332,000	11,757,548
Sino Land Co., Ltd.	5,236,000	8,578,575
Techtronic Industries Co., Ltd.	3,132,500	14,393,826
Total		100,708,152
Ireland 1.4%
Allied Irish Banks PLC	584,428	3,304,146
CRH PLC	319,517	11,303,900
Shire PLC	385,317	21,268,657
Total		35,876,703
Israel 0.4%
Teva Pharmaceutical Industries Ltd., ADR	321,900	10,693,518
Italy 1.6%
Enel SpA	1,951,211	10,460,931
Intesa Sanpaolo SpA	5,805,537	18,407,079
Leonardo-Finmeccanica SpA	831,082	13,811,151
Total		42,679,161
Japan 22.8%
Aeon Credit Service Co., Ltd.	221,700	4,704,942
Alps Electric Co., Ltd.	197,000	5,722,522
Asahi Glass Co., Ltd.	66,200	2,795,814
Bridgestone Corp.	198,100	8,564,175
Chugai Pharmaceutical Co., Ltd.	197,000	7,380,789
Coca-Cola Bottlers Japan, Inc.	167,200	4,841,378
Dai-ichi Life Holdings, Inc.	259,900	4,717,553
Daikin Industries Ltd.	112,600	11,551,865
Dentsu, Inc.	198,500	9,522,642
East Japan Railway Co.	54,500	5,220,894
FANUC Corp.	38,900	7,528,929
Fujitsu Ltd.	874,000	6,464,337
Hitachi Ltd.	1,434,000	8,841,602
Hitachi Metals Ltd.	466,300	6,505,995
Hoya Corp.	213,700	11,125,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Isuzu Motors Ltd.	739,000	9,176,432
ITOCHU Corp.	608,700	9,062,891
JSR Corp.	386,900	6,697,721
Kamigumi Co., Ltd.	604,000	6,349,143
Kao Corp.	213,000	12,664,627
KDDI Corp.	559,600	14,800,092
Keyence Corp.	31,000	13,647,064
Komatsu Ltd.	417,200	10,708,459
Kose Corp.	55,100	6,042,858
Mazda Motor Corp.	543,700	7,638,384
Minebea Co., Ltd.	373,000	6,032,138
Mitsubishi Estate Co., Ltd.	220,500	4,121,763
Mitsubishi Heavy Industries Ltd.	2,654,000	10,926,938
Mitsubishi Motors Corp.	1,837,300	12,150,355
Mitsubishi UFJ Financial Group, Inc.	4,918,300	33,174,172
Mitsui Chemicals, Inc.	1,315,000	7,002,866
Mitsui Fudosan Co., Ltd.	684,900	16,409,182
NGK Insulators Ltd.	376,600	7,550,131
Nidec Corp.	113,900	11,702,087
Nintendo Co., Ltd.	32,700	10,947,687
Nippon Telegraph & Telephone Corp.	329,000	15,530,150
Nitori Co., Ltd.	61,900	8,286,136
Obic Co., Ltd.	90,000	5,541,835
Olympus Corp.	333,100	12,204,254
ORIX Corp.	1,398,800	21,765,133
Otsuka Corp.	100,000	6,220,404
Panasonic Corp.	1,095,200	14,922,385
Renesas Electronics Corp.(a)	677,200	5,920,979
Rohm Co., Ltd.	61,400	4,734,028
Seven & I Holdings Co., Ltd.	278,400	11,488,022
Shimizu Corp.	424,000	4,505,261
Shin-Etsu Chemical Co., Ltd.	99,300	9,037,579
Shionogi & Co., Ltd.	318,900	17,781,190
SMC Corp.	21,000	6,419,538
SoftBank Group Corp.	249,800	20,306,278
Sony Corp.	492,200	18,774,350
Sony Financial Holdings, Inc.	296,700	5,074,159
Subaru Corp.	315,400	10,694,602
Sumitomo Chemical Co., Ltd.	1,842,000	10,646,387

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	171

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Heavy Industries Ltd.	1,081,000	7,173,117
Suruga Bank Ltd.	273,200	6,644,355
Suzuki Motor Corp.	212,200	10,108,778
Tokio Marine Holdings, Inc.	248,900	10,357,544
Tokyo Electron Ltd.	72,800	9,842,048
Trend Micro, Inc.	186,700	9,649,223
USS Co., Ltd.	278,100	5,542,836
Yamaha Motor Co., Ltd.	238,100	6,178,545
Total		597,643,058
Netherlands 3.1%
Altice NV, Class A(a)	416,524	9,609,801
ASML Holding NV	85,448	11,135,522
Koninklijke Ahold Delhaize NV	455,274	8,704,650
Koninklijke KPN NV	3,210,844	10,272,008
Koninklijke Philips NV	195,030	6,926,518
Unilever NV-CVA	654,258	36,107,630
Total		82,756,129
New Zealand 0.2%
Spark New Zealand Ltd.	1,578,781	4,374,557
Norway 0.5%
Statoil ASA	343,068	5,687,152
Yara International ASA	215,369	8,089,800
Total		13,776,952
Portugal 0.3%
Galp Energia SGPS SA	533,359	8,074,625
Singapore 0.4%
United Overseas Bank Ltd.	579,897	9,735,683
Spain 4.5%
Amadeus IT Group SA, Class A	286,773	17,146,598
Bankinter SA	1,217,990	11,219,438
CaixaBank SA	3,908,894	18,661,786
Ferrovial SA	356,463	7,912,651
Grifols SA	341,241	9,504,012
Iberdrola SA	2,884,451	22,840,593
Industria de Diseno Textil SA	501,011	19,232,635
Tecnicas Reunidas SA	171,979	6,651,958
Unicaja Banco SA(a)	3,750,000	5,011,182
Total		118,180,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.5%
Alfa Laval AB	781,251	15,987,237
Essity AB, Class B(a)	525,574	14,379,718
Lundin Petroleum AB(a)	719,726	13,848,278
Nordea Bank AB	1,831,503	23,304,939
Svenska Cellulosa AB, Class B	591,979	4,479,526
Swedbank AB, Class A	533,852	13,009,343
Telefonaktiebolaget LM Ericsson, Class B	1,125,056	8,045,939
Total		93,054,980
Switzerland 7.5%
ABB Ltd.	585,272	14,453,270
Credit Suisse Group AG, Registered Shares	1,566,250	22,638,675
LafargeHolcim Ltd., Registered Shares	192,344	11,012,291
Nestlé SA, Registered Shares	645,865	56,207,565
Novartis AG, Registered Shares	385,645	32,093,515
Roche Holding AG, Genusschein Shares	113,110	28,805,362
Swatch Group AG (The)	18,970	7,005,190
Zurich Insurance Group AG	88,214	25,675,803
Total		197,891,671
United Kingdom 15.5%
AstraZeneca PLC	236,069	15,788,481
Aviva PLC	1,094,653	7,499,342
BAE Systems PLC	1,583,438	13,064,976
BHP Billiton PLC	392,929	6,018,418
British American Tobacco PLC	614,573	41,895,573
BT Group PLC	3,514,843	13,493,378
Bunzl PLC	207,297	6,177,461
Carphone Warehouse Group PLC	1,120,951	4,140,510
Compass Group PLC	424,823	8,963,631
Croda International PLC	151,218	7,651,656
Direct Line Insurance Group PLC	1,552,386	7,185,849
GlaxoSmithKline PLC	1,376,410	29,319,686
Glencore PLC	4,042,460	15,121,369
Imperial Brands PLC	316,231	14,203,508
John Wood Group PLC	607,277	5,066,020
Lloyds Banking Group PLC	14,071,644	12,123,712
London Stock Exchange Group PLC	146,271	6,946,017
Prudential PLC	819,701	18,800,775

The accompanying Notes to Financial Statements are an integral part of this statement.
172	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Randgold Resources Ltd.	83,991	7,444,265
Reckitt Benckiser Group PLC	123,710	12,542,051
Rolls-Royce Holdings PLC	1,299,843	15,084,452
Rolls-Royce Holdings PLC(a),(b)	92,288,853	120,202
Royal Dutch Shell PLC, Class A	2,064,919	54,730,369
St. James’s Place PLC	476,087	7,329,338
Standard Chartered PLC(a)	2,515,218	25,460,643
Standard Life PLC	1,754,562	9,120,348
Tesco PLC(a)	1,525,141	3,353,076
Unilever PLC	249,839	13,520,483
Vodafone Group PLC	1,812,338	5,139,943
Wolseley PLC	153,356	9,413,674
WPP PLC	423,883	8,910,672
Total		405,629,878
Total Common Stocks (Cost $2,283,496,890)		2,511,822,475
Preferred Stocks 0.4%
Issuer	Coupon Rate	Shares	Value ($)
Germany 0.4%
Volkswagen AG	—	70,834	10,788,419
Total Preferred Stocks (Cost $9,707,304)			10,788,419

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	87,472,404	87,472,404
Total Money Market Funds (Cost $87,470,661)		87,472,404
Total Investments (Cost $2,380,674,855)		2,610,083,298
Other Assets & Liabilities, Net		13,883,231
Net Assets		$2,623,966,529

At June 30, 2017, securities and/or cash totaling $2,940,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	840	USD	79,363,200	09/2017	—	(426,527)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $120,202, which represents less than 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	81,088,989	166,260,595	(159,877,180)	87,472,404	(287)	334,340	87,472,404
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	173

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
174	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	172,453,499	—	—	172,453,499
Belgium	—	54,584,441	—	—	54,584,441
Cayman Islands	11,034,175	5,712,823	—	—	16,746,998
China	—	1,928,159	—	—	1,928,159
Denmark	—	29,048,955	—	—	29,048,955
Finland	—	16,287,354	—	—	16,287,354
France	—	269,875,234	—	—	269,875,234
Germany	—	229,821,915	—	—	229,821,915
Hong Kong	—	100,708,152	—	—	100,708,152
Ireland	—	35,876,703	—	—	35,876,703
Israel	10,693,518	—	—	—	10,693,518
Italy	—	42,679,161	—	—	42,679,161
Japan	—	597,643,058	—	—	597,643,058
Netherlands	—	82,756,129	—	—	82,756,129
New Zealand	—	4,374,557	—	—	4,374,557
Norway	—	13,776,952	—	—	13,776,952
Portugal	—	8,074,625	—	—	8,074,625
Singapore	—	9,735,683	—	—	9,735,683
Spain	—	118,180,853	—	—	118,180,853
Sweden	—	93,054,980	—	—	93,054,980
Switzerland	—	197,891,671	—	—	197,891,671
United Kingdom	—	405,509,676	120,202	—	405,629,878
Total Common Stocks	21,727,693	2,489,974,580	120,202	—	2,511,822,475
Preferred Stocks
Germany	—	10,788,419	—	—	10,788,419
Total Preferred Stocks	—	10,788,419	—	—	10,788,419
Money Market Funds	—	—	—	87,472,404	87,472,404
Total Investments	21,727,693	2,500,762,999	120,202	87,472,404	2,610,083,298
Derivatives
Liability
Futures Contracts	(426,527)	—	—	—	(426,527)
Total	21,301,166	2,500,762,999	120,202	87,472,404	2,609,656,771
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks are valued using the income approach and utilize future cash flow estimates from the underlying assets. Significant increases (decreases) to this input would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	175

Portfolio of Investments
Variable Portfolio – T. Rowe Price Large Cap Value Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.9%
Automobiles 0.4%
General Motors Co.	279,900	9,776,907
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	289,700	18,995,629
Las Vegas Sands Corp.	255,400	16,317,506
Total		35,313,135
Leisure Products 0.6%
Mattel, Inc.	704,500	15,167,885
Media 3.9%
21st Century Fox, Inc., Class B	1,370,800	38,204,196
Comcast Corp., Class A	1,046,500	40,729,780
News Corp., Class A	1,143,400	15,664,580
Total		94,598,556
Multiline Retail 0.5%
Kohl’s Corp.	316,300	12,231,321
Specialty Retail 1.0%
Lowe’s Companies, Inc.	297,500	23,065,175
Total Consumer Discretionary		190,152,979
Consumer Staples 8.9%
Beverages 1.5%
PepsiCo, Inc.	318,900	36,829,761
Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc.	352,700	26,692,336
Food Products 2.7%
Bunge Ltd.	319,500	23,834,700
Tyson Foods, Inc., Class A	649,500	40,678,185
Total		64,512,885
Household Products 0.9%
Procter & Gamble Co. (The)	254,295	22,161,809
Personal Products 0.4%
Coty, Inc., Class A	438,400	8,224,384
Tobacco 2.3%
Philip Morris International, Inc.	471,500	55,377,675
Total Consumer Staples		213,798,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.3%
Oil, Gas & Consumable Fuels 9.3%
Apache Corp.	391,100	18,745,423
Canadian Natural Resources Ltd.	611,100	17,624,124
EQT Corp.	233,774	13,696,819
Exxon Mobil Corp.	533,900	43,101,747
Hess Corp.	432,200	18,960,614
Occidental Petroleum Corp.	468,300	28,037,121
Royal Dutch Shell PLC, ADR, Class A	233,900	12,441,141
Total SA, ADR	1,002,600	49,718,934
TransCanada Corp.	406,500	19,377,855
Total		221,703,778
Total Energy		221,703,778
Financials 25.2%
Banks 12.9%
Bank of America Corp.	23,000	557,980
Citigroup, Inc.	729,700	48,802,336
Fifth Third Bancorp	1,754,400	45,544,224
JPMorgan Chase & Co.	1,111,500	101,591,100
PNC Financial Services Group, Inc. (The)	74,619	9,317,675
U.S. Bancorp	708,200	36,769,744
Wells Fargo & Co.	1,191,800	66,037,638
Total		308,620,697
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	866,000	44,183,320
Invesco Ltd.	414,300	14,579,217
Morgan Stanley	1,312,700	58,493,912
Total		117,256,449
Consumer Finance 1.0%
American Express Co.	289,400	24,379,056
Insurance 6.4%
American International Group, Inc.	188,000	11,753,760
Chubb Ltd.	58,256	8,469,257
Loews Corp.	588,100	27,528,961
Marsh & McLennan Companies, Inc.	416,411	32,463,402

The accompanying Notes to Financial Statements are an integral part of this statement.
176	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	795,400	43,699,276
Xl Group Ltd.	626,620	27,445,956
Total		151,360,612
Total Financials		601,616,814
Health Care 13.7%
Biotechnology 0.8%
Gilead Sciences, Inc.	252,100	17,843,638
Health Care Equipment & Supplies 3.5%
Becton Dickinson and Co.	67,100	13,091,881
Hologic, Inc.(a)	508,800	23,089,344
Medtronic PLC	524,800	46,576,000
Total		82,757,225
Health Care Providers & Services 1.7%
Aetna, Inc.	274,700	41,707,701
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.(a)	93,700	16,347,839
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	99,000	5,516,280
Johnson & Johnson	377,100	49,886,559
Merck & Co., Inc.	728,200	46,670,338
Perrigo Co. PLC	251,700	19,008,384
Pfizer, Inc.	1,397,800	46,952,102
Total		168,033,663
Total Health Care		326,690,066
Industrials 10.6%
Aerospace & Defense 3.4%
Boeing Co. (The)	195,200	38,600,800
Raytheon Co.	100,300	16,196,444
United Technologies Corp.	219,200	26,766,512
Total		81,563,756
Airlines 1.1%
Southwest Airlines Co.	412,300	25,620,322
Building Products 1.6%
Johnson Controls International PLC	853,500	37,007,760
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	190,000	14,500,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.4%
General Electric Co.	1,218,100	32,900,881
Machinery 1.8%
Cummins, Inc.	91,600	14,859,352
Illinois Tool Works, Inc.	202,100	28,950,825
Total		43,810,177
Road & Rail 0.7%
Canadian Pacific Railway Ltd.	106,700	17,158,427
Total Industrials		252,562,123
Information Technology 9.3%
Communications Equipment 1.6%
Cisco Systems, Inc.	1,232,800	38,586,640
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	286,400	22,533,952
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	539,000	22,266,090
QUALCOMM, Inc.	595,200	32,866,944
Texas Instruments, Inc.	202,300	15,562,939
Total		70,695,973
Software 2.7%
Microsoft Corp.	935,609	64,491,528
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	176,000	25,347,520
Total Information Technology		221,655,613
Materials 3.6%
Chemicals 2.1%
CF Industries Holdings, Inc.	608,100	17,002,476
EI du Pont de Nemours & Co.	404,800	32,671,408
Total		49,673,884
Construction Materials 0.6%
Vulcan Materials Co.	123,000	15,581,640
Containers & Packaging 0.9%
International Paper Co.	372,400	21,081,564
Total Materials		86,337,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	177

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
VEREIT, Inc.	1,854,700	15,097,258
Weyerhaeuser Co.	464,200	15,550,700
Total		30,647,958
Total Real Estate		30,647,958
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	657,600	29,368,416
Total Telecommunication Services		29,368,416
Utilities 5.8%
Electric Utilities 5.8%
Exelon Corp.	953,600	34,396,352
PG&E Corp.	1,005,800	66,754,946
Southern Co. (The)	625,600	29,953,728
Westar Energy, Inc.	160,000	8,483,200
Total		139,588,226
Total Utilities		139,588,226
Total Common Stocks (Cost $2,056,543,895)		2,314,121,911
Convertible Preferred Stocks 1.0%
Issuer	Coupon Rate	Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	87,348	4,784,923
Total Health Care			4,784,923
Utilities 0.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.123%	362,350	19,570,524
Total Utilities			19,570,524
Total Convertible Preferred Stocks (Cost $22,021,290)			24,355,447

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	51,853,180	51,853,180
Total Money Market Funds (Cost $51,852,656)		51,853,180
Total Investments (Cost: $2,130,417,841)		2,390,330,538
Other Assets & Liabilities, Net		(685,628)
Net Assets		2,389,644,910

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	49,994,681	159,403,020	(157,544,521)	51,853,180	(6,677)	210,920	51,853,180
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
178	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	190,152,979	—	—	—	190,152,979
Consumer Staples	213,798,850	—	—	—	213,798,850
Energy	221,703,778	—	—	—	221,703,778
Financials	601,616,814	—	—	—	601,616,814
Health Care	326,690,066	—	—	—	326,690,066
Industrials	252,562,123	—	—	—	252,562,123
Information Technology	221,655,613	—	—	—	221,655,613
Materials	86,337,088	—	—	—	86,337,088
Real Estate	30,647,958	—	—	—	30,647,958
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	179

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	29,368,416	—	—	—	29,368,416
Utilities	139,588,226	—	—	—	139,588,226
Total Common Stocks	2,314,121,911	—	—	—	2,314,121,911
Convertible Preferred Stocks
Health Care	4,784,923	—	—	—	4,784,923
Utilities	19,570,524	—	—	—	19,570,524
Total Convertible Preferred Stocks	24,355,447	—	—	—	24,355,447
Money Market Funds	—	—	—	51,853,180	51,853,180
Total Investments	2,338,477,358	—	—	51,853,180	2,390,330,538
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
180	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 6.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
05/26/2028	2.768%	8,000,000	8,046,608
American Money Management Corp. CLO XIV Ltd.(a),(b)
Series 2014-14A Class A1L
07/27/2026	2.606%	7,000,000	7,003,752
Cedar Funding V CLO Ltd.(a),(b)
Series 2016-5A Class A1
07/17/2028	2.768%	8,000,000	8,064,296
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
06/25/2026	2.016%	9,141,560	9,156,031
Series 2013-1 Class A2
04/26/2032	2.016%	3,090,000	3,013,029
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	3,906,458	3,808,217
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	3,241,314	3,079,274
Higher Education Funding I(a),(b)
Series 2014-1 Class A
05/25/2034	2.239%	2,800,100	2,788,204
Navient Student Loan Trust(b)
Series 2014-1 Class A3
06/25/2031	1.534%	7,700,000	7,646,028
Series 2014-2 Class A
03/25/2083	1.664%	7,140,285	7,034,613
Series 2014-3 Class A
03/25/2083	1.644%	7,221,355	7,119,125
Series 2014-4 Class A
03/25/2083	1.644%	5,354,344	5,277,864
Series 2015-1 Class A2
04/25/2040	1.816%	7,100,000	7,070,956
Series 2015-2 Class A3
11/26/2040	1.594%	10,890,000	10,850,956
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
06/25/2065	2.524%	7,950,000	8,193,955
Series 2017-3A Class A3
07/26/2066	2.111%	7,900,000	7,983,597
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
10/27/2036	1.816%	70,433	69,917
Series 2014-4A Class A2
11/25/2048	2.166%	4,345,000	4,249,787
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class B
03/15/2055	1.456%	521,318	470,480
SLM Student Loan Trust(a),(b)
Series 2003-11 Class A5
12/15/2022	1.296%	297,760	295,091
Series 2004-5A Class A5
10/25/2023	1.756%	2,578,018	2,579,260
Series 2004-8A Class A5
04/25/2024	1.656%	3,122,265	3,128,822
Series 2009-3 Class A
01/25/2045	1.774%	6,732,284	6,667,230
SLM Student Loan Trust(b)
Series 2003-14 Class A5
01/25/2023	1.386%	691,455	691,455
Series 2005-4 Class A3
01/25/2027	1.276%	7,780,678	7,738,685
Series 2007-3 Class A4
01/25/2022	1.216%	13,250,000	12,766,301
Series 2007-6 Class A4
10/25/2024	1.536%	6,795,395	6,778,790
Series 2007-7 Class B
10/27/2070	1.906%	1,990,000	1,806,301
Series 2008-4 Class A4
07/25/2022	2.806%	2,499,545	2,561,234
Series 2008-5 Class B
07/25/2073	3.006%	5,860,000	5,720,123
Series 2008-8 Class A4
04/25/2023	2.656%	2,925,000	2,993,388
Series 2008-9 Class B
10/25/2083	3.406%	5,775,000	5,843,829
Series 2012-3 Class A
12/27/2038	1.674%	4,917,754	4,937,885
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
04/25/2040	1.326%	13,000,000	11,990,793
Total Asset-Backed Securities — Non-Agency (Cost $188,445,343)			187,425,876

Commercial Mortgage-Backed Securities - Agency 4.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,587,529
Federal National Mortgage Association
04/01/2019	2.300%	7,823,301	7,815,346
10/01/2020	3.540%	3,800,000	3,974,750
11/01/2020	3.200%	3,888,097	4,024,274
12/01/2020	3.619%	515,786	541,965

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	181

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2021	4.250%	3,941,000	4,227,332
06/01/2021	4.381%	8,731,164	9,393,626
07/01/2021	3.830%	3,544,819	3,769,185
08/01/2021	3.840%	9,254,048	9,838,275
06/01/2023	2.766%	3,320,247	3,399,233
12/01/2023	2.440%	3,170,511	3,159,291
05/01/2025	2.670%	9,119,000	9,168,000
08/01/2025	3.850%	4,433,318	4,767,818
08/01/2025	3.850%	3,917,355	4,212,925
03/01/2026	2.860%	4,600,000	4,616,557
08/01/2026	2.330%	6,215,000	5,977,878
05/01/2027	2.964%	7,157,174	7,208,273
10/01/2028	2.560%	4,950,000	4,752,092
10/01/2029	3.330%	6,120,713	6,308,360
05/01/2031	2.850%	6,420,000	6,262,279
Series 2001-M2 Class Z2
06/25/2031	6.300%	31,421	32,215
Federal National Mortgage Association(b)
Series 2015-M2 Class A3
12/25/2024	3.148%	12,713,894	13,106,233
Government National Mortgage Association(b),(c)
CMO Series 2010-155 Class
06/16/2039	0.208%	3,787,027	162,086
CMO Series 2011-121 Class
06/16/2043	0.748%	10,031,897	197,115
CMO Series 2012-55 Class
04/16/2052	0.777%	2,761,591	74,215
Government National Mortgage Association(c)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	25,000,000	218,615
Total Commercial Mortgage-Backed Securities - Agency (Cost $131,701,007)			130,795,467

Commercial Mortgage-Backed Securities - Non-Agency 1.2%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,190,785
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	3,055,000	3,110,415
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,150,611
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A2
09/10/2045	1.813%	265,517	265,517
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,181,552
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBUBS Mortgage Trust(a),(b)
Series 2011-LC2A Class A1FL
07/12/2044	2.467%	2,300,900	2,329,301
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	2,370,000	2,481,901
Series 2011-C3 Class A3
02/15/2046	4.388%	5,210,317	5,303,444
Series 2011-C4 Class A3
07/15/2046	4.106%	4,896,076	4,979,762
RBS Commercial Funding, Inc., Trust(a),(b)
Series 2013-GSP Class A
01/13/2032	3.961%	3,035,000	3,212,146
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,163,906
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/2028	2.800%	3,065,000	3,101,220
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $37,672,593)			37,470,560

Corporate Bonds & Notes 24.2%

Aerospace & Defense 0.0%
Embraer SA
06/15/2022	5.150%	300,000	317,357
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,922,689	2,083,128
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,757,256	1,860,087
01/15/2023	4.950%	3,012,737	3,199,720
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	208,374	219,480
04/19/2022	5.983%	8,849,296	9,641,140
Guanay Finance Ltd.(a)
12/15/2020	6.000%	365,744	376,156
Total			17,379,711
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,347,933
Automotive 0.7%
Ford Motor Credit Co. LLC
12/06/2017	1.724%	1,115,000	1,114,539
01/16/2018	2.375%	3,000,000	3,008,199

The accompanying Notes to Financial Statements are an integral part of this statement.
182	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
01/09/2018	2.095%	7,000,000	7,019,054
General Motors Co.
10/02/2023	4.875%	1,320,000	1,416,868
General Motors Financial Co., Inc.
07/10/2017	2.625%	3,525,000	3,525,909
09/25/2017	3.000%	4,000,000	4,011,212
Goodyear Tire & Rubber Co. (The)
03/15/2027	4.875%	660,000	670,421
Nemak SAB de CV(a)
02/28/2023	5.500%	200,000	207,112
Total			20,973,314
Banking 8.6%
American Express Co.
03/19/2018	7.000%	2,700,000	2,800,421
Banco de Credito del Peru(a)
09/16/2020	5.375%	300,000	327,668
Bank of America Corp.
08/28/2017	6.400%	4,000,000	4,028,475
09/01/2017	6.000%	9,800,000	9,866,914
12/01/2017	5.750%	2,000,000	2,032,678
04/25/2018	6.875%	12,560,000	13,061,822
05/01/2018	5.650%	2,115,000	2,181,312
06/01/2019	7.625%	5,000,000	5,511,215
10/19/2020	2.625%	2,000,000	2,017,454
Bank of America Corp.(b)
04/01/2019	2.018%	6,000,000	6,056,304
04/24/2028	3.705%	17,465,000	17,625,940
Subordinated
12/01/2026	1.852%	1,000,000	914,599
Bear Stearns Companies LLC (The)
02/01/2018	7.250%	7,200,000	7,426,440
Citigroup, Inc.
11/21/2017	6.125%	4,500,000	4,575,865
02/05/2018	1.800%	3,500,000	3,502,244
05/15/2018	6.125%	5,000,000	5,182,190
Citigroup, Inc.(b)
04/08/2019	1.925%	8,000,000	8,046,072
Discover Bank
11/13/2018	2.600%	7,295,000	7,354,520
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	306,749
Goldman Sachs Group, Inc. (The)(b)
12/15/2017	2.046%	2,000,000	2,004,700
06/05/2028	3.691%	3,500,000	3,516,786
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/18/2018	5.950%	6,000,000	6,135,030
04/01/2018	6.150%	17,308,000	17,863,535
02/15/2019	7.500%	15,789,000	17,134,160
07/08/2024	3.850%	1,750,000	1,816,064
Grupo Aval Ltd.(a)
09/26/2022	4.750%	300,000	305,447
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	1,000,000	1,038,398
JPMorgan Chase & Co.
10/02/2017	6.400%	5,600,000	5,665,066
01/15/2018	6.000%	25,605,000	26,186,643
05/18/2023	2.700%	3,260,000	3,223,984
07/15/2025	3.900%	3,000,000	3,121,812
JPMorgan Chase & Co.(b)
03/01/2025	3.220%	4,475,000	4,487,485
05/01/2028	3.540%	4,470,000	4,497,781
JPMorgan Chase Bank NA
Subordinated
10/01/2017	6.000%	3,033,000	3,064,519
Lloyds Banking Group PLC
Subordinated
11/04/2024	4.500%	2,000,000	2,082,150
Morgan Stanley
04/01/2018	6.625%	4,831,000	4,998,104
05/13/2019	7.300%	5,000,000	5,468,495
07/24/2020	5.500%	4,500,000	4,910,733
Morgan Stanley(b)
02/14/2020	1.982%	15,000,000	15,058,530
Santander UK Group Holdings PLC
08/05/2021	2.875%	2,823,000	2,826,670
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,114,869
04/22/2026	3.000%	12,440,000	12,135,033
10/23/2026	3.000%	790,000	769,358
Wells Fargo Bank NA
12/06/2019	2.150%	7,740,000	7,767,872
Total			263,012,106
Cable and Satellite 0.5%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	2,700,000	2,814,326
05/15/2026	5.500%	300,000	315,292
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	618,000	633,537
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	5,380,000	6,473,700
CSC Holdings LLC
02/15/2019	8.625%	1,000,000	1,096,271

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	183

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
04/15/2027	5.500%	1,000,000	1,054,701
DISH DBS Corp.
06/01/2021	6.750%	1,140,000	1,264,282
07/15/2022	5.875%	500,000	536,890
Intelsat Jackson Holdings SA(a),(d)
07/15/2025	9.750%	875,000	873,601
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	416,099
08/15/2026	5.500%	1,000,000	1,051,281
Total			16,529,980
Chemicals 0.0%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,400,000	1,450,414
Consumer Cyclical Services 0.1%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,681,000	1,815,448
Consumer Products 0.1%
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	300,000	305,026
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	270,000	281,815
Valvoline, Inc.(a)
07/15/2024	5.500%	1,500,000	1,595,184
Total			2,182,025
Diversified Manufacturing 0.2%
General Electric Co.
01/14/2038	5.875%	517,000	669,112
Siemens Financieringsmaatschappij NV(a)
09/15/2023	2.000%	4,765,000	4,576,597
10/15/2026	2.350%	1,750,000	1,647,308
Total			6,893,017
Electric 2.0%
AEP Transmission Co. LLC
12/01/2026	3.100%	3,125,000	3,109,294
AES Gener SA(a)
07/14/2025	5.000%	350,000	361,135
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,820,441
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	962,366
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,942,828
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,086,493
FirstEnergy Corp.
07/15/2027	3.900%	4,785,000	4,803,327
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	6,950,000	7,270,124
Homer City Generation LP(e)
PIK
10/01/2026	0.000%	1,829,600	708,970
IPALCO Enterprises, Inc.
05/01/2018	5.000%	3,840,000	3,902,569
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,811,408
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,060,447
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,382,206
NextEra Energy Capital Holdings, Inc.
09/01/2017	2.056%	2,000,000	2,001,058
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,327,312
PacifiCorp
07/01/2025	3.350%	2,000,000	2,040,742
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,389,598
Public Service Electric & Gas Co.
05/01/2045	4.050%	3,005,000	3,079,016
Total			60,059,334
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/2020	4.250%	1,780,000	1,863,169
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,732,000	1,884,965
International Lease Finance Corp.(a)
09/01/2018	7.125%	1,975,000	2,088,410
Total			5,836,544
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	12,934,000	13,321,671
02/01/2046	4.900%	1,940,000	2,189,346
Aramark Services, Inc.
06/01/2026	4.750%	1,000,000	1,038,956
Constellation Brands, Inc.
05/01/2022	6.000%	1,000,000	1,139,038

The accompanying Notes to Financial Statements are an integral part of this statement.
184	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DS Services of America, Inc.(a)
09/01/2021	10.000%	1,250,000	1,328,271
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	3,151,806
06/01/2026	3.000%	1,200,000	1,147,900
07/15/2045	5.200%	6,250,000	6,748,438
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	1,250,000	1,284,896
Total			31,350,322
Gaming 0.0%
Churchill Downs, Inc.
12/15/2021	5.375%	835,000	866,055
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	470,000	511,657
Total			1,377,712
Health Care 1.2%
Catholic Health Initiatives
08/01/2018	2.600%	1,525,000	1,533,060
DaVita, Inc.
05/01/2025	5.000%	500,000	500,725
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,458,187
HCA, Inc.
02/15/2020	6.500%	3,650,000	3,978,022
05/01/2023	4.750%	1,250,000	1,321,323
Kaiser Foundation Hospitals
05/01/2027	3.150%	6,630,000	6,643,591
Northwell Healthcare, Inc.
11/01/2043	6.150%	4,340,000	5,545,487
NYU Hospitals Center
07/01/2042	4.428%	5,936,000	6,132,398
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,500,000	1,545,646
Tenet Healthcare Corp.(b)
06/15/2020	4.746%	2,000,000	2,018,866
Tenet Healthcare Corp.
10/01/2020	6.000%	381,000	407,968
10/01/2021	4.375%	619,000	628,166
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	737,000	731,301
THC Escrow Corp. III(a)
07/15/2024	4.625%	923,000	925,383
Total			35,370,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Aetna, Inc.
06/07/2018	1.700%	7,800,000	7,802,628
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,448,795
05/15/2022	3.125%	3,000,000	3,057,435
08/15/2044	4.650%	3,000,000	3,258,705
Centene Corp.
01/15/2025	4.750%	2,080,000	2,144,066
Molina Healthcare, Inc.
11/15/2022	5.375%	300,000	318,750
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	600,000	604,459
WellCare Health Plans, Inc.
04/01/2025	5.250%	980,000	1,029,261
Total			20,664,099
Healthcare REIT 1.7%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	9,700,000	9,992,785
HCP, Inc.
11/15/2023	4.250%	7,150,000	7,495,066
08/15/2024	3.875%	2,000,000	2,035,626
Healthcare Realty Trust, Inc.
01/15/2021	5.750%	4,215,000	4,628,453
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	9,085,164
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,410,386
10/15/2026	3.250%	4,095,000	3,930,881
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	905,000	912,396
03/01/2022	4.250%	978,000	1,032,352
Welltower, Inc.
01/15/2021	4.950%	667,000	715,760
03/15/2023	3.750%	780,000	807,466
06/01/2025	4.000%	4,305,000	4,457,470
Total			52,503,805
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,190,471
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	921,000	915,000
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,342,202

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	185

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,024,283
11/15/2044	5.050%	1,700,000	1,743,471
QEP Resources, Inc.
10/01/2022	5.375%	600,000	577,985
Total			7,793,412
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	2,054,603
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,341,466
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	4,475,000	5,171,453
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	4,018,016
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	657,646
Teachers Insurance & Annuity Association of America(a),(b)
Subordinated
09/15/2054	4.375%	3,920,000	3,958,741
Total			19,201,925
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	300,000	321,593
Vale Overseas Ltd.
01/11/2022	4.375%	315,000	320,946
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	154,309
Total			796,848
Midstream 1.1%
Boardwalk Pipelines LP
06/01/2018	5.200%	1,000,000	1,024,160
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	300,000	308,107
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,848,380
Energy Transfer LP
02/01/2024	4.900%	1,350,000	1,425,129
01/15/2026	4.750%	1,500,000	1,563,091
02/01/2042	6.500%	1,525,000	1,702,783
03/15/2045	5.150%	2,000,000	1,936,752
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	2,087,276
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	2,510,000	2,530,705
02/01/2024	4.150%	1,000,000	1,027,233
05/01/2024	4.300%	2,350,000	2,430,910
09/01/2024	4.250%	1,500,000	1,549,493
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,473,000	1,511,423
Regency Energy Partners LP/Finance Corp.
11/01/2023	4.500%	1,000,000	1,037,169
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	1,500,000	1,561,502
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,850,000	1,817,710
Williams Partners LP
04/15/2040	6.300%	2,000,000	2,320,050
Williams Partners LP/ACMP Finance Corp.
05/15/2023	4.875%	2,000,000	2,076,620
03/15/2024	4.875%	2,000,000	2,089,662
Total			32,848,155
Office REIT 0.2%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,425,224
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,697,971
Total			6,123,195
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2023	4.625%	314,000	321,682
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	2,000,000	2,046,138
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,086,220
09/15/2025	5.500%	591,000	644,302
Total			4,098,342
Pharmaceuticals 1.4%
Allergan Funding SCS
03/15/2025	3.800%	3,050,000	3,155,048
03/15/2035	4.550%	1,000,000	1,067,169
Amgen Inc.
06/15/2051	4.663%	4,000,000	4,240,980
Amgen, Inc.
06/15/2048	4.563%	1,246,000	1,305,717
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,747,585

The accompanying Notes to Financial Statements are an integral part of this statement.
186	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
08/15/2045	5.000%	4,880,000	5,483,676
Gilead Sciences, Inc.
02/01/2025	3.500%	3,000,000	3,081,363
03/01/2027	2.950%	3,330,000	3,233,480
03/01/2046	4.750%	750,000	822,831
Johnson & Johnson
12/05/2043	4.500%	3,135,000	3,608,159
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	10,000,000	9,953,920
Valeant Pharmaceuticals International, Inc.(a)
12/01/2021	5.625%	800,000	723,602
05/15/2023	5.875%	1,300,000	1,114,613
04/15/2025	6.125%	2,500,000	2,119,570
Total			42,657,713
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	4,072,514
Farmers Exchange Capital II(a),(b)
Subordinated
11/01/2053	6.151%	3,810,000	4,346,436
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
12/15/2024	3.536%	2,815,000	2,804,064
Total			11,223,014
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,025,000	2,117,326
Restaurants 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	1,500,000	1,490,468
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	1,019,670
Total			2,510,138
Retail REIT 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	7,485,000	7,546,894
Retailers 0.4%
CVS Health Corp.
07/20/2045	5.125%	3,535,000	4,053,836
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,397,148
11/18/2044	4.800%	2,500,000	2,659,085
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc.
10/02/2043	4.750%	3,000,000	3,515,304
Total			11,625,373
Technology 0.3%
CDK Global, Inc.(a)
06/01/2027	4.875%	300,000	308,248
Equinix, Inc.
05/15/2027	5.375%	1,165,000	1,245,531
First Data Corp.(a)
01/15/2024	5.000%	2,000,000	2,056,750
Microsoft Corp.
02/12/2045	3.750%	3,000,000	2,988,276
11/03/2045	4.450%	1,000,000	1,110,948
MSCI, Inc.(a)
08/01/2026	4.750%	755,000	775,825
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,577,939
Total			10,063,517
Wireless 0.3%
American Tower Corp.
01/15/2018	4.500%	6,589,000	6,679,968
SBA Communications Corp.(a)
09/01/2024	4.875%	1,380,000	1,402,466
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,205,000	1,309,195
Total			9,391,629
Wirelines 1.0%
AT&T, Inc.
02/17/2026	4.125%	4,000,000	4,099,216
03/01/2037	5.250%	6,180,000	6,579,741
06/15/2045	4.350%	2,849,000	2,642,673
05/15/2046	4.750%	6,355,000	6,242,211
Verizon Communications, Inc.(a)
03/15/2039	4.812%	2,000,000	2,022,004
Verizon Communications, Inc.
11/01/2042	3.850%	3,750,000	3,266,985
08/21/2046	4.862%	6,000,000	5,993,934
Total			30,846,764
Total Corporate Bonds & Notes (Cost $725,523,650)			738,907,489

Foreign Government Obligations(f) 0.6%

Brazil 0.1%
Brazilian Government International Bond
01/05/2023	2.625%	2,000,000	1,852,282

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	187

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,063,763
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	900,000	875,300
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,212,516
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	800,000	878,790
Indonesia 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	2,800,000	3,005,845
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,200,000	1,302,474
Mexico 0.1%
Mexico Government International Bond
01/21/2021	3.500%	1,100,000	1,143,523
Petroleos Mexicanos(a)
03/13/2022	5.375%	1,400,000	1,472,530
Total			2,616,053
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	208,896
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,100,000	1,177,887
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	506,024
Total			1,683,911
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,715,545
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,000,000	1,010,885
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,900,000	1,779,603
Venezuela 0.0%
Venezuela Government International Bond
09/15/2027	9.250%	1,250,000	622,330
Total Foreign Government Obligations (Cost $19,557,958)			19,828,193

Inflation-Indexed Bonds 2.9%

United States 2.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	15,429,373	15,412,588
04/15/2022	0.125%	7,681,714	7,647,567
07/15/2026	0.125%	28,670,473	27,672,022
01/15/2027	0.375%	10,380,829	10,203,428
02/15/2045	0.750%	24,282,984	22,805,786
02/15/2047	0.875%	5,809,383	5,643,475
Total			89,384,866
Total Inflation-Indexed Bonds (Cost $91,177,376)			89,384,866

Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Providence St. Joseph Health Series 2016
10/01/2047	4.000%	4,460,000	4,574,399
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/2031	5.206%	2,400,000	2,825,856
Build America Bonds Series 2010
10/01/2024	5.047%	5,000,000	5,630,700
Total			8,456,556
Other Bond Issue 0.1%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds Subordinated Series 2010
08/01/2027	5.008%	3,570,000	4,086,115

The accompanying Notes to Financial Statements are an integral part of this statement.
188	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.2%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds Series 2010
08/01/2037	5.508%	2,110,000	2,639,906
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
03/15/2030	5.500%	3,545,000	4,209,971
Total			6,849,877
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax Series 2013
03/15/2022	3.200%	4,375,000	4,546,456
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,724,000
Total Municipal Bonds (Cost $29,423,418)			30,237,403

Residential Mortgage-Backed Securities - Agency 28.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 02/01/2047	3.000%	95,247,306	95,265,630
09/01/2032- 08/01/2046	3.500%	117,173,438	120,679,111
07/01/2035- 06/01/2041	5.000%	2,021,205	2,213,557
04/01/2036- 11/01/2039	6.000%	327,983	369,732
06/01/2038- 02/01/2041	5.500%	1,613,377	1,789,643
03/01/2039- 03/01/2041	4.500%	8,998,371	9,679,535
08/01/2044- 08/11/2046	4.000%	45,017,975	47,498,588
Federal Home Loan Mortgage Corp.(d)
08/13/2045	4.500%	3,480,000	3,723,477
Federal Home Loan Mortgage Corp.(g)
03/01/2047	3.000%	16,293,824	16,269,140
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
10/15/2031	1.659%	2,889,186	2,909,541
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(c)
CMO Series 2980 Class SL
11/15/2034	5.541%	384,691	100,582
Federal Home Loan Mortgage Corp.(c)
CMO Series 4037 Class PI
04/15/2027	3.000%	1,099,115	90,629
CMO Series 4090 Class EI
08/15/2022	2.500%	1,325,938	60,970
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	601,701
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,217,439
Federal National Mortgage Association
12/01/2025- 07/13/2047	3.500%	32,452,333	33,447,279
09/01/2026	2.500%	10,571,744	10,691,368
06/01/2032- 08/01/2043	3.000%	29,214,522	29,832,149
05/01/2033- 08/01/2039	5.000%	457,143	500,052
11/01/2038- 11/01/2040	6.000%	4,853,518	5,522,449
08/01/2043- 07/13/2047	4.000%	108,793,378	114,651,820
02/01/2046- 04/01/2047	4.500%	86,994,455	93,468,101
CMO Series 2013-13 Class PH
04/25/2042	2.500%	7,939,836	7,971,065
Federal National Mortgage Association(d)
08/11/2046	4.500%	27,285,000	29,231,720
07/13/2047	3.000%	825,000	823,888
Federal National Mortgage Association(g)
02/01/2047	3.500%	18,457,509	18,968,765
Federal National Mortgage Association(b),(c)
CMO Series 2004-94 Class HJ
10/25/2034	5.484%	201,827	17,164
CMO Series 2006-8 Class HL
03/25/2036	5.484%	2,015,068	381,053
CMO Series 2013-81 Class NS
10/25/2042	4.984%	846,280	114,647
CMO Series 2013-M12 Class SA
10/25/2017	5.454%	109,241	687
CMO Series 2013-M14 Class SA
08/25/2018	5.434%	12,070,234	362,831
Federal National Mortgage Association(c)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	613,838	93,593

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	189

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 11/15/2039	4.500%	316,122	342,658
04/15/2035- 06/15/2041	5.000%	892,333	981,067
07/15/2040- 12/15/2041	4.000%	1,537,426	1,623,638
04/20/2046- 04/20/2047	3.500%	73,818,255	76,540,073
12/20/2046- 03/20/2047	3.000%	37,806,302	38,227,355
Government National Mortgage Association(d)
07/22/2043	4.500%	32,875,000	34,939,961
07/20/2047	3.000%	630,000	636,349
07/20/2047	3.500%	14,795,000	15,324,383
07/20/2047	4.000%	52,660,000	55,412,307
Government National Mortgage Association(h)
CMO Series 2006-26 Class
06/20/2036	0.000%	55,520	48,659
Government National Mortgage Association(b),(c)
CMO Series 2011-78 Class IX
08/16/2046	0.298%	16,018,864	455,536
CMO Series 2013-124 Class SB
10/20/2041	4.938%	2,336,262	223,839
Total Residential Mortgage-Backed Securities - Agency (Cost $887,103,969)			879,303,731

Residential Mortgage-Backed Securities - Non-Agency 6.2%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
03/25/2035	1.846%	8,348,713	8,234,246
CMO Series 2005-WF1 Class A2C
12/25/2034	1.836%	949,944	949,684
Banc of America Funding Trust(b)
Series 2006-G Class 2A1
07/20/2036	1.432%	4,812,990	4,807,622
BCAP LLC Trust(a),(b)
03/26/2037	2.908%	2,946,951	2,957,919
CMO Series 2014-RR2 Class 11A1
05/26/2037	1.220%	3,866,294	3,766,524
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
03/25/2037	1.204%	8,211,136	7,735,808
Bear Stearns Asset-Backed Securities I Trust(b)
CMO Series 2005-HE12 Class M1
12/25/2035	1.696%	7,924,095	7,917,517
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
08/25/2036	1.356%	1,844,765	1,811,753
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
05/20/2047	1.220%	6,462,420	6,360,227
CMO Series 2015-6 Class 2A1
12/25/2035	1.298%	7,329,374	7,010,611
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	3,035,343	2,751,961
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
01/25/2036	2.212%	6,800,714	6,455,159
Series 2006-HY12 Class A5
08/25/2036	3.156%	10,911,812	10,746,175
Credit Suisse First Boston Mortgage Securities Corp.(b)
CMO Series 2004-AR8 Class 7A1
09/25/2034	3.148%	554,930	544,999
Series 2004-AR5 Class 2A1
06/25/2034	3.501%	1,927,683	1,915,330
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
07/27/2036	1.144%	2,412,593	2,313,900
CMO Series 2015-5R Class 2A1
04/27/2047	1.304%	6,691,993	6,510,871
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	1.066%	7,337,441	7,141,860
Series 2009-14R Class 2A1
06/26/2037	5.000%	883,877	894,047
Encore Credit Receivables Trust(b)
CMO Series 2005-4 Class M1
01/25/2036	1.636%	3,537,616	3,532,727
First Horizon Alternative Mortgage Securities Trust(b)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.110%	3,970,783	3,505,851
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.079%	3,569,411	3,196,736
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.145%	7,552,311	6,466,340
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,482,212	1,212,284
GMAC Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.661%	2,961,513	2,877,871
GSAA Home Equity Trust(b)
Series 2005-9 Class 1A1
08/25/2035	1.496%	1,774,500	1,739,034

The accompanying Notes to Financial Statements are an integral part of this statement.
190	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 4A5
09/25/2035	3.122%	1,377,111	1,380,738
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
10/25/2036	1.294%	6,653,822	4,424,533
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
05/25/2037	1.456%	5,167,272	3,212,291
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
08/25/2036	3.132%	2,990,796	2,759,505
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
04/25/2035	1.476%	3,014,183	2,825,851
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
10/25/2035	1.496%	7,544,025	7,201,526
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
09/25/2036	1.496%	9,759,531	9,640,647
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-2R Class 2A1
10/26/2036	1.497%	1,336,302	1,327,883
CMO Series 2014-3R Class 1A1
01/26/2037	1.233%	321,005	320,430
RALI Trust(b)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.884%	2,627,661	2,096,185
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
08/25/2035	1.666%	3,237,132	3,233,455
Saxon Asset Securities Trust(b)
Series 2006-2 Class A2
09/25/2036	1.346%	3,015,118	2,937,723
Soundview Home Loan Trust(b)
CMO Series 2005-OPT4 Class 2A3
12/25/2035	1.284%	1,388,864	1,385,369
STRU (a),(g)
CMO Series 2017-TCW Class A
05/17/2037	2.500%	5,615,000	5,660,403
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
10/25/2035	1.936%	1,536,796	1,535,633
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2006-AR4 Class 1A1A
05/25/2046	1.672%	6,175,919	5,805,336
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2003-AR10 Class A7
10/25/2033	2.836%	1,519,634	1,551,295
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.789%	1,086,781	1,100,745
CMO Series 2005-AR15 Class A1A1
11/25/2045	1.476%	4,720,282	4,529,876
CMO Series 2006-AR11 Class 1A
09/25/2046	1.736%	9,418,846	7,951,694
CMO Series 2007-HY2 Class 1A1
12/25/2036	2.953%	5,278,172	4,997,152
Series 2005-AR4 Class A5
04/25/2035	3.029%	1,957,570	1,928,365
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $188,461,748)			191,163,691

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.0%
Homer City Generation LP(b),(i)
Term Loan
04/05/2023	12.230%	389,384	353,366
Vistra Operations Co. LLC(b),(i)
Term Loan
08/04/2023	3.976%	285,924	283,245
Tranche C Term Loan
08/04/2023	3.795%	65,538	64,924
Total			701,535
Environmental 0.0%
STI Infrastructure SARL(b),(i)
Term Loan
08/22/2020	6.546%	658,149	618,660
Finance Companies 0.0%
Delos Finance SARL(b),(i)
Term Loan
10/06/2023	3.546%	965,000	967,567
Gaming 0.1%
Twin River Management Group, Inc.(b),(i)
Term Loan
07/10/2020	4.796%	1,185,519	1,194,411
Independent Energy 0.0%
EMG Utica LLC(b),(i)
Term Loan
03/27/2020	5.191%	857,570	857,570

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	191

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Midstream 0.1%
Power Buyer LLC(b),(i)
1st Lien Term Loan
05/06/2020	4.546%	1,456,663	1,442,096
Oil Field Services 0.1%
Drillships Ocean Ventures, Inc.(b),(i)
Term Loan
07/25/2021	0.000%	1,462,500	1,201,692
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(i)
Term Loan
02/05/2023	4.226%	1,091,764	1,092,561
Total Senior Loans (Cost $8,391,344)			8,076,092

Treasury Bills 1.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills(j)
08/31/2017	0.890%	27,715,000	27,673,339
Total			27,673,339
U.S. Treasury Bills(j),(k)
09/07/2017	0.920%	1,940,000	1,936,623
Total			1,936,623
Total			29,609,962
Total Treasury Bills (Cost $29,607,140)			29,609,962

U.S. Treasury Obligations 21.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2019	1.250%	66,005,000	65,852,156
05/31/2019	1.250%	38,390,000	38,301,984
01/31/2022	1.500%	47,155,000	46,445,561
04/30/2022	1.875%	30,130,000	30,127,035
05/31/2022	1.750%	86,235,000	85,730,787
06/30/2022	1.750%	196,265,000	195,009,734
05/15/2027	2.375%	42,110,000	42,381,537
05/15/2047	3.000%	145,090,000	149,798,564
Total U.S. Treasury Obligations (Cost $652,014,986)			653,647,358

Money Market Funds 12.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(l),(m)	374,310,926	374,310,926
Total Money Market Funds (Cost $374,288,272)		374,310,926
Total Investments (Cost: $3,363,368,804)		3,370,161,614
Other Assets & Liabilities, Net		(313,216,646)
Net Assets		3,056,944,968

At June 30, 2017, securities and/or cash totaling $1,545,306 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	9/25/2017	3,440,000,000 JPY	31,071,188 USD	374,324	—
Goldman Sachs	9/25/2017	30,795,619 USD	3,440,000,000 JPY	—	(98,755)
Total				374,324	(98,755)
The accompanying Notes to Financial Statements are an integral part of this statement.
192	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	380	USD	93,598,750	12/2017	—	(57,992)
90-Day Euro$	380	USD	93,598,750	12/2017	—	(105,491)
U.S. Treasury 2-Year Note	1,421	USD	307,091,423	09/2017	—	(430,987)
U.S. Treasury 5-Year Note	85	USD	10,016,055	09/2017	—	(23,408)
U.S. Treasury 5-Year Note	767	USD	90,380,164	09/2017	—	(213,977)
Total			594,685,142		—	(831,855)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(380)	USD	(93,290,000)	12/2018	100,606	—
90-Day Euro$	(380)	USD	(93,290,000)	12/2018	89,258	—
Total			(186,580,000)		189,864	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $288,135,063, which represents 9.43% of net assets.
(b)	Variable rate security.
(c)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $708,970, which represents 0.02% of net assets.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Zero coupon bond.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	330,872,255	1,523,276,526	(1,479,837,855)	374,310,926	(25,332)	1,235,403	374,310,926
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	193

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	187,425,876	—	—	187,425,876
Commercial Mortgage-Backed Securities - Agency	—	130,795,467	—	—	130,795,467
Commercial Mortgage-Backed Securities - Non-Agency	—	37,470,560	—	—	37,470,560
Corporate Bonds & Notes	—	738,907,489	—	—	738,907,489
The accompanying Notes to Financial Statements are an integral part of this statement.
194	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Foreign Government Obligations	—	19,828,193	—	—	19,828,193
Inflation-Indexed Bonds	—	89,384,866	—	—	89,384,866
Municipal Bonds	—	30,237,403	—	—	30,237,403
Residential Mortgage-Backed Securities - Agency	—	879,303,731	—	—	879,303,731
Residential Mortgage-Backed Securities - Non-Agency	—	184,175,405	6,988,286	—	191,163,691
Senior Loans	—	8,076,092	—	—	8,076,092
Treasury Bills	29,609,962	—	—	—	29,609,962
U.S. Treasury Obligations	653,647,358	—	—	—	653,647,358
Money Market Funds	—	—	—	374,310,926	374,310,926
Total Investments	683,257,320	2,305,605,082	6,988,286	374,310,926	3,370,161,614
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	374,324	—	—	374,324
Futures Contracts	189,864	—	—	—	189,864
Liability
Forward Foreign Currency Exchange Contracts	—	(98,755)	—	—	(98,755)
Futures Contracts	(831,855)	—	—	—	(831,855)
Total	682,615,329	2,305,880,651	6,988,286	374,310,926	3,369,795,192
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,462,202	-	-	1,462,202
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	195

Portfolio of Investments
Variable Portfolio – Wells Fargo Short Duration Government Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 15.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2014-2A Class A
02/20/2021	2.500%	5,259,000	5,245,436
Series 2015-1A Class A
07/20/2021	2.500%	4,904,000	4,881,984
California Republic Auto Receivables Trust
Series 2016-1 Class A4
10/15/2021	2.240%	5,570,000	5,603,941
Series 2017-1 Class A4
06/15/2022	2.280%	5,123,000	5,121,016
GM Financial Automobile Leasing Trust
Series 2017-2 Class A4
06/21/2021	2.180%	4,745,000	4,733,015
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	7,723,000	7,679,206
Series 2015-3A Class A
09/25/2021	2.670%	7,275,000	7,236,168
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/2020	2.270%	3,475,000	3,446,651
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
09/16/2024	1.859%	6,274,539	6,284,140
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A2
07/26/2066	1.774%	9,000,000	9,082,830
Series 2017-3A Class A2
07/26/2066	1.661%	5,109,000	5,129,790
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
01/25/2037	1.316%	5,395,140	5,326,795
Series 2006-1 Class A5
08/23/2027	1.296%	2,228,739	2,222,366
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
09/25/2065	2.016%	10,210,399	10,317,289
SLC Student Loan Trust(b)
Series 2010-1 Class A
11/25/2042	2.064%	2,373,157	2,405,879
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
05/16/2044	3.992%	1,713,142	1,750,799
Series 2014-A Class A2B
01/15/2026	2.309%	4,666,000	4,706,118
SLM Private Education Loan Trust(a)
Series 2012-E Class A2A
06/15/2045	2.090%	2,359,378	2,361,080
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-A Class A2A
01/15/2026	2.590%	2,811,000	2,830,743
SLM Student Loan Trust(b)
Series 2005-6 Class A5A
07/27/2026	1.266%	756,388	756,305
Series 2005-6 Class A5B
07/27/2026	2.356%	965,985	970,660
Series 2005-6 Class A6
10/27/2031	1.296%	3,846,000	3,780,943
Series 2005-8 Class A4
01/25/2028	1.706%	3,774,228	3,795,767
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	4,804,000	4,823,385
Series 2015-C Class A2A
07/15/2027	2.750%	6,025,000	6,095,783
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
10/27/2036	2.124%	3,380,388	3,413,938
Series 2016-D Class A1
01/25/2039	2.166%	7,948,665	8,032,820
Series 2016-E Class A1
07/25/2039	2.066%	3,869,705	3,877,709
Series 2017-A Class A1
03/26/2040	1.916%	4,684,685	4,704,914
Series 2017-C Class A1
07/25/2040	2.630%	6,185,000	6,184,606
TCF Auto Receivables Owner Trust(a)
Series 2015-1A Class A4
11/16/2020	1.960%	7,308,000	7,315,868
Series 2016-1A Class A3
04/15/2021	1.710%	3,258,000	3,247,592
Total Asset-Backed Securities — Non-Agency (Cost $152,894,096)			153,365,536

Commercial Mortgage-Backed Securities - Agency 2.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/2020	1.891%	2,071,903	2,076,308
Federal National Mortgage Association(b)
Series 2015-M10 Class FA
03/25/2019	1.286%	4,926,343	4,927,710
Series 2015-M4 Class FA
09/25/2018	1.245%	15,730,499	15,726,358

The accompanying Notes to Financial Statements are an integral part of this statement.
196	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-M8 Class FA
11/25/2018	1.203%	5,360,007	5,363,439
Total Commercial Mortgage-Backed Securities - Agency (Cost $28,100,560)			28,093,815

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	335,164	344,073
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	1,041,099	1,070,826
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	1,855,988	1,897,170
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,846,000	1,868,464
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A1
02/15/2047	1.254%	651,146	649,612
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,767,345	2,879,347
Series 2010-C2 Class A2
11/15/2043	3.616%	3,457,241	3,479,173
Series 2010-CNTR Class A1
08/05/2032	3.300%	1,220,191	1,227,663
Series 2011-C4 Class A3
07/15/2046	4.106%	1,167,526	1,187,482
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	2,275,022	2,301,816
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6 Class A2
11/15/2045	1.868%	136,488	136,448
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	1,032,693	1,062,959
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $18,677,474)			18,105,033

Residential Mortgage-Backed Securities - Agency 38.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2018- 04/01/2031	4.500%	4,840,939	5,122,288
11/01/2028- 08/01/2035	4.000%	59,451,783	62,994,918
08/01/2029- 06/01/2032	3.500%	8,916,312	9,311,836
CMO Series 3272 Class PA
02/15/2037	6.000%	1,729,123	1,948,101
CMO Series 4248
06/15/2042	3.500%	8,430,766	8,627,657
CMO Series 4266 Class GA
10/15/2030	3.000%	853,320	875,917
CMO Series 4297 Class CA
12/15/2030	3.000%	968,545	993,688
CMO Series 4425 Class A
09/15/2040	4.000%	3,926,736	4,155,110
CMO Series 4425 Class LA
07/15/2039	4.000%	8,031,518	8,398,551
Federal Home Loan Mortgage Corp.(c)
04/01/2032	4.000%	969,475	1,039,412
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	1,229,595	1,354,274
Federal National Mortgage Association
01/01/2020- 01/01/2034	4.500%	33,614,484	35,010,030
02/01/2023- 08/01/2030	5.000%	4,729,237	4,942,747
12/01/2025- 02/01/2034	4.000%	130,698,562	138,571,759
07/01/2027- 03/01/2033	3.500%	76,354,404	79,934,778
CMO Series 1993-201 Class L
10/25/2023	6.500%	641,639	696,822
CMO Series 2005-91
10/25/2020	4.500%	1,333,913	1,355,596
CMO Series 2009-20 Class DT
04/25/2039	4.500%	3,867,346	4,194,116
CMO Series 2013-103 Class H
03/25/2038	4.500%	7,351,029	7,881,213
Federal National Mortgage Association(c)
03/01/2032	3.500%	4,950,459	5,160,496
Government National Mortgage Association(b)
CMO Series 2011-137 Class WA
07/20/2040	5.544%	4,046,847	4,539,456

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	197

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-112 Class AW
12/20/2040	7.146%	3,978,416	4,630,447
Total Residential Mortgage-Backed Securities - Agency (Cost $393,149,913)			391,739,212

Residential Mortgage-Backed Securities - Non-Agency 0.9%

COLT Mortgage Loan Trust(a),(b)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	9,283,311	9,303,042
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $9,283,152)			9,303,042

U.S. Treasury Obligations 39.0%

U.S. Treasury
10/31/2017	0.750%	42,201,000	42,148,760
07/31/2018	0.750%	2,399,000	2,385,225
08/31/2018	0.750%	35,712,000	35,483,211
11/30/2018	1.000%	13,764,000	13,699,585
12/31/2018	1.250%	16,787,000	16,763,005
01/31/2019	1.125%	11,199,000	11,159,237
02/28/2019	1.125%	43,900,000	43,737,360
03/31/2019	1.250%	13,002,000	12,976,090
04/30/2019	1.250%	9,995,000	9,971,855
05/31/2019	1.250%	1,500,000	1,496,561
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2019	0.875%	21,326,000	21,120,918
06/30/2019	1.250%	4,537,000	4,525,098
08/15/2019	0.750%	21,447,000	21,159,121
11/15/2019	1.000%	11,369,000	11,250,234
12/15/2019	1.375%	28,036,000	27,981,647
01/15/2020	1.375%	7,028,000	7,011,235
02/15/2020	1.375%	20,190,000	20,128,682
03/15/2020	1.625%	29,829,000	29,925,674
04/15/2020	1.500%	12,664,000	12,656,178
06/15/2020	1.500%	48,356,000	48,294,499
Total U.S. Treasury Obligations (Cost $394,482,396)			393,874,175

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(e)	25,772,749	25,772,749
Total Money Market Funds (Cost $25,770,172)		25,772,749
Total Investments (Cost: $1,022,357,763)		1,020,253,562
Other Assets & Liabilities, Net		(9,015,380)
Net Assets		1,011,238,182

At June 30, 2017, securities and/or cash totaling $795,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	883	USD	190,824,579	09/2017	—	(218,365)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(615)	USD	(72,469,102)	09/2017	157,386	—
U.S. Treasury Ultra 10-Year Note	(78)	USD	(10,515,375)	09/2017	108,305	—
Total			(82,984,477)		265,691	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $141,100,584, which represents 13.95% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
198	Variable Portfolio Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	50,745,375	705,310,171	(730,282,797)	25,772,749	(7,571)	140,240	25,772,749
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	199

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	153,365,536	—	—	153,365,536
Commercial Mortgage-Backed Securities - Agency	—	28,093,815	—	—	28,093,815
Commercial Mortgage-Backed Securities - Non-Agency	—	18,105,033	—	—	18,105,033
Residential Mortgage-Backed Securities - Agency	—	391,739,212	—	—	391,739,212
Residential Mortgage-Backed Securities - Non-Agency	—	9,303,042	—	—	9,303,042
U.S. Treasury Obligations	393,874,175	—	—	—	393,874,175
Money Market Funds	—	—	—	25,772,749	25,772,749
Total Investments	393,874,175	600,606,638	—	25,772,749	1,020,253,562
Derivatives
Asset
Futures Contracts	265,691	—	—	—	265,691
Liability
Futures Contracts	(218,365)	—	—	—	(218,365)
Total	393,921,501	600,606,638	—	25,772,749	1,020,300,888
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
200	Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – CenterSquare Real Estate Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$914,340,844	$4,235,392,374	$432,963,374
Affiliated issuers, at cost	18,689,959	79,929,307	5,578,557
Total investments, at cost	933,030,803	4,315,321,681	438,541,931
Investments, at value
Unaffiliated issuers, at value	1,015,351,064	4,296,887,542	430,826,110
Affiliated issuers, at value	18,690,918	79,937,301	5,579,045
Total investments, at value	1,034,041,982	4,376,824,843	436,405,155
Cash	—	656,248	—
Foreign currency (identified cost $—, $5, $—)	—	5	—
Margin deposits	154,100	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	427,093	—
Receivable for:
Investments sold	27,041,598	1,045,687	2,060,079
Investments sold on a delayed delivery basis	—	276,597,984	—
Capital shares sold	—	22,860	13,529
Dividends	1,331,391	66,824	1,557,545
Interest	—	28,823,866	—
Foreign tax reclaims	468	102,361	14,297
Variation margin for futures contracts	—	318,750	—
Variation margin for swap contracts	—	92,430	—
Expense reimbursement due from Investment Manager	31,105	—	—
Prepaid expenses	—	1	1
Total assets	1,062,600,644	4,684,978,952	440,050,606
Liabilities
Due to custodian	2,488	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	346,817	—
Payable for:
Investments purchased	33,333,764	1,223,333	4,274,418
Investments purchased on a delayed delivery basis	—	663,457,958	—
Capital shares purchased	2,327,071	4,893,773	34,736
Variation margin for futures contracts	10,783	185,000	—
Management services fees	739,763	1,610,065	268,124
Distribution and/or service fees	3,247	2,258	5,433
Transfer agent fees	52,839	199,161	21,450
Compensation of board members	49,273	134,653	34,518
Compensation of chief compliance officer	119	441	62
Other expenses	33,888	40,982	21,785
Total liabilities	36,553,235	672,094,441	4,660,526
Net assets applicable to outstanding capital stock	$1,026,047,409	$4,012,884,511	$435,390,080
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	201

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – CenterSquare Real Estate Fund
Represented by
Paid in capital	$—	$3,898,248,946	$437,149,848
Undistributed net investment income	—	53,061,175	5,715,607
Accumulated net realized loss	—	(89,167)	(5,336,377)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	61,495,168	(2,137,264)
Investments - affiliated issuers	—	7,994	488
Foreign currency translations	—	20,835	(2,222)
Forward foreign currency exchange contracts	—	80,276	—
Futures contracts	—	(357,799)	—
Swap contracts	—	417,083	—
Trust capital	$1,026,047,409	$—	$—
Total - representing net assets applicable to outstanding capital stock	$1,026,047,409	$4,012,884,511	$435,390,080
Class 1
Net assets	$1,010,215,144	$4,001,847,118	$408,858,519
Shares outstanding	47,080,384	366,041,001	49,338,444
Net asset value per share	$21.46	$10.93	$8.29
Class 2
Net assets	$15,832,265	$11,037,393	$26,531,561
Shares outstanding	751,205	1,012,216	3,215,145
Net asset value per share	$21.08	$10.90	$8.25
The accompanying Notes to Financial Statements are an integral part of this statement.
202	Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – DFA International Value Fund	Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$88,926,866	$1,556,994,754	$134,658,145
Affiliated issuers, at cost	2,911,608	9,740,291	9,661,435
Total investments, at cost	91,838,474	1,566,735,045	144,319,580
Investments, at value
Unaffiliated issuers, at value	103,268,806	1,646,534,485	135,103,410
Affiliated issuers, at value	2,911,703	9,740,967	9,661,653
Total investments, at value	106,180,509	1,656,275,452	144,765,063
Cash	—	—	1,172,956
Foreign currency (identified cost $834, $2,307,916, $—)	851	2,309,797	—
Receivable for:
Investments sold	284,109	963,308	910,373
Investments sold on a delayed delivery basis	—	—	150,563
Capital shares sold	—	22,644	—
Dividends	106,685	3,769,554	8,056
Interest	—	—	225,907
Foreign tax reclaims	290,087	4,071,587	—
Expense reimbursement due from Investment Manager	15,381	—	13,518
Prepaid expenses	—	1	—
Other assets	19,071	2,450	—
Total assets	106,896,693	1,667,414,793	147,246,436
Liabilities
Due to custodian	974	100,234	—
Payable for:
Investments purchased	96,357	—	474,750
Investments purchased on a delayed delivery basis	—	—	4,124,576
Capital shares purchased	36,694	2,660,649	70,942
Foreign capital gains taxes deferred	40,796	—	—
Management services fees	90,228	1,108,447	81,666
Distribution and/or service fees	6,523	3,247	8,733
Transfer agent fees	5,256	82,095	7,000
Compensation of board members	40,012	76,942	44,686
Compensation of chief compliance officer	2	231	16
Custodian fees	30,528	65,401	10,048
Other expenses	6,631	—	30,796
Total liabilities	354,001	4,097,246	4,853,213
Net assets applicable to outstanding capital stock	$106,542,692	$1,663,317,547	$142,393,223
Represented by
Paid in capital	90,183,250	1,594,074,151	156,734,783
Undistributed net investment income	382,314	8,266,027	2,414,978
Accumulated net realized gain (loss)	1,679,144	(28,710,294)	(17,202,021)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	14,341,940	89,539,731	445,265
Investments - affiliated issuers	95	676	218
Foreign currency translations	(3,255)	147,256	—
Foreign capital gains tax	(40,796)	—	—
Total - representing net assets applicable to outstanding capital stock	$106,542,692	$1,663,317,547	$142,393,223
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	203

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – DFA International Value Fund	Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Class 1
Net assets	$74,631,790	$1,647,301,114	$99,606,622
Shares outstanding	14,067,481	161,959,376	13,120,305
Net asset value per share	$5.31	$10.17	$7.59
Class 2
Net assets	$31,910,902	$16,016,433	$42,786,601
Shares outstanding	6,034,832	1,577,837	5,730,756
Net asset value per share	$5.29	$10.15	$7.47
The accompanying Notes to Financial Statements are an integral part of this statement.
204	Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	Variable Portfolio – MFS® Value Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$389,539,919	$1,364,159,601	$1,567,867,227
Affiliated issuers, at cost	15,463,321	13,635,728	24,307,989
Total investments, at cost	405,003,240	1,377,795,329	1,592,175,216
Investments, at value
Unaffiliated issuers, at value	458,588,110	1,452,316,841	2,192,835,015
Affiliated issuers, at value	15,463,744	13,636,172	24,308,239
Total investments, at value	474,051,854	1,465,953,013	2,217,143,254
Foreign currency (identified cost $—, $—, $37,705)	—	—	37,705
Receivable for:
Investments sold	8,837,812	164,911	—
Capital shares sold	24,237	—	—
Dividends	352,793	1,212,499	2,803,705
Foreign tax reclaims	1,903	1,119	111,063
Expense reimbursement due from Investment Manager	1,050	—	—
Prepaid expenses	1	—	1
Total assets	483,269,650	1,467,331,542	2,220,095,728
Liabilities
Due to custodian	1,903	1,119	52,450
Payable for:
Investments purchased	4,708,762	—	—
Capital shares purchased	91,732	1,635,992	2,746,839
Management services fees	319,208	843,109	1,198,669
Distribution and/or service fees	3,440	1,814	8,282
Transfer agent fees	23,645	73,461	107,673
Compensation of board members	50,326	74,158	93,019
Compensation of chief compliance officer	63	90	227
Other expenses	26,118	25,334	36,193
Total liabilities	5,225,197	2,655,077	4,243,352
Net assets applicable to outstanding capital stock	$478,044,453	$1,464,676,465	$2,215,852,376
Represented by
Trust capital	$478,044,453	$1,464,676,465	$2,215,852,376
Total - representing net assets applicable to outstanding capital stock	$478,044,453	$1,464,676,465	$2,215,852,376
Class 1
Net assets	$461,229,516	$1,456,013,290	$2,175,086,076
Shares outstanding	21,724,596	61,583,597	94,010,656
Net asset value per share	$21.23	$23.64	$23.14
Class 2
Net assets	$16,814,937	$8,663,175	$40,766,300
Shares outstanding	807,224	373,228	1,792,759
Net asset value per share	$20.83	$23.21	$22.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	205

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Morgan Stanley Advantage Fund	Variable Portfolio – Oppenheimer International Growth Fund	Variable Portfolio – Partners Core Bond Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,345,415,233	$1,465,891,178	$3,399,743,236
Affiliated issuers, at cost	51,561,309	24,878,627	86,915,591
Total investments, at cost	1,396,976,542	1,490,769,805	3,486,658,827
Investments, at value
Unaffiliated issuers, at value	1,567,469,897	1,641,804,934	3,441,952,906
Affiliated issuers, at value	51,563,498	24,880,804	86,924,283
Total investments, at value	1,619,033,395	1,666,685,738	3,528,877,189
Foreign currency (identified cost $430, $440,755, $—)	439	440,745	—
Receivable for:
Investments sold	10,961,309	385,502	12,026,669
Investments sold on a delayed delivery basis	—	—	164,541,714
Capital shares sold	622,251	22,506	—
Dividends	346,528	2,411,005	73,198
Interest	—	—	14,825,252
Foreign tax reclaims	—	5,052,738	65,969
Expense reimbursement due from Investment Manager	—	45,186	—
Total assets	1,630,963,922	1,675,043,420	3,720,409,991
Liabilities
Due to custodian	—	—	418,754
Payable for:
Investments purchased	—	6,180,471	23,792,777
Investments purchased on a delayed delivery basis	—	—	335,496,258
Capital shares purchased	1,887,707	2,724,753	4,391,388
Foreign capital gains taxes deferred	—	359,241	—
Management services fees	925,065	1,258,688	1,319,407
Distribution and/or service fees	1,763	5,554	2,221
Transfer agent fees	81,614	83,545	166,535
Compensation of board members	74,575	93,705	123,703
Compensation of chief compliance officer	130	255	375
Other expenses	27,323	74,486	60,401
Total liabilities	2,998,177	10,780,698	365,771,819
Net assets applicable to outstanding capital stock	$1,627,965,745	$1,664,262,722	$3,354,638,172
Represented by
Paid in capital	—	1,431,813,201	3,256,963,282
Undistributed net investment income	—	11,903,721	24,978,505
Accumulated net realized gain	—	44,922,199	30,478,023
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	175,913,756	42,209,670
Investments - affiliated issuers	—	2,177	8,692
Foreign currency translations	—	66,909	—
Foreign capital gains tax	—	(359,241)	—
Trust capital	$1,627,965,745	$—	$—
Total - representing net assets applicable to outstanding capital stock	$1,627,965,745	$1,664,262,722	$3,354,638,172
The accompanying Notes to Financial Statements are an integral part of this statement.
206	Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Morgan Stanley Advantage Fund	Variable Portfolio – Oppenheimer International Growth Fund	Variable Portfolio – Partners Core Bond Fund
Class 1
Net assets	$1,619,512,864	$1,637,210,924	$3,343,805,258
Shares outstanding	67,873,016	145,912,622	309,554,362
Net asset value per share	$23.86	$11.22	$10.80
Class 2
Net assets	$8,452,881	$27,051,798	$10,832,914
Shares outstanding	360,631	2,419,551	1,006,065
Net asset value per share	$23.44	$11.18	$10.77
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	207

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – Pyramis® International Equity Fund	Variable Portfolio – T. Rowe Price Large Cap Value Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$532,835,045	$2,293,204,194	$2,078,565,185
Affiliated issuers, at cost	15,101,747	87,470,661	51,852,656
Total investments, at cost	547,936,792	2,380,674,855	2,130,417,841
Investments, at value
Unaffiliated issuers, at value	598,149,859	2,522,610,894	2,338,477,358
Affiliated issuers, at value	15,102,739	87,472,404	51,853,180
Total investments, at value	613,252,598	2,610,083,298	2,390,330,538
Cash	2,139	—	—
Foreign currency (identified cost $—, $2, $—)	—	2	—
Margin deposits	—	2,940,000	—
Receivable for:
Investments sold	2,317,318	13,265,666	7,998,539
Capital shares sold	20,454	—	56,759
Dividends	213,633	3,288,481	3,599,568
Foreign tax reclaims	—	10,782,598	178,823
Variation margin for futures contracts	—	63,000	—
Expense reimbursement due from Investment Manager	2,812	—	—
Prepaid expenses	1	1	1
Total assets	615,808,955	2,640,423,046	2,402,164,228
Liabilities
Payable for:
Investments purchased	2,750,617	13,082,036	8,628,923
Capital shares purchased	1,467,780	1,189,424	2,378,067
Management services fees	449,865	1,882,747	1,277,627
Distribution and/or service fees	1,238	1,594	2,825
Transfer agent fees	31,413	130,213	116,286
Compensation of board members	41,334	75,577	90,440
Compensation of chief compliance officer	72	275	268
Other expenses	22,237	94,651	24,882
Total liabilities	4,764,556	16,456,517	12,519,318
Net assets applicable to outstanding capital stock	$611,044,399	$2,623,966,529	$2,389,644,910
Represented by
Paid in capital	—	2,496,044,489	—
Excess of distributions over net investment income	—	(2,564,146)	—
Accumulated net realized loss	—	(98,686,388)	—
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	229,406,700	—
Investments - affiliated issuers	—	1,743	—
Foreign currency translations	—	190,658	—
Futures contracts	—	(426,527)	—
Trust capital	$611,044,399	$—	$2,389,644,910
Total - representing net assets applicable to outstanding capital stock	$611,044,399	$2,623,966,529	$2,389,644,910
Class 1
Net assets	$604,914,371	$2,616,242,347	$2,375,794,522
Shares outstanding	30,129,815	234,548,304	113,598,070
Net asset value per share	$20.08	$11.15	$20.91
Class 2
Net assets	$6,130,028	$7,724,182	$13,850,388
Shares outstanding	310,904	696,336	674,162
Net asset value per share	$19.72	$11.09	$20.54
The accompanying Notes to Financial Statements are an integral part of this statement.
208	Variable Portfolio Funds | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – TCW Core Plus Bond Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Assets
Investments, at cost
Unaffiliated issuers, at cost	$2,989,080,532	$996,587,591
Affiliated issuers, at cost	374,288,272	25,770,172
Total investments, at cost	3,363,368,804	1,022,357,763
Investments, at value
Unaffiliated issuers, at value	2,995,850,688	994,480,813
Affiliated issuers, at value	374,310,926	25,772,749
Total investments, at value	3,370,161,614	1,020,253,562
Cash	124,033	—
Margin deposits	—	795,000
Unrealized appreciation on forward foreign currency exchange contracts	374,324	—
Receivable for:
Investments sold	9,711,144	8,000,435
Investments sold on a delayed delivery basis	98,167,427	3,704,719
Capital shares sold	94,366	290,341
Dividends	314,655	25,220
Interest	13,803,868	2,410,497
Foreign tax reclaims	16,084	—
Variation margin for futures contracts	57,000	134,953
Total assets	3,492,824,515	1,035,614,727
Liabilities
Due to custodian	—	7
Unrealized depreciation on forward foreign currency exchange contracts	98,755	—
Payable for:
Investments purchased	20,436,941	16,313,397
Investments purchased on a delayed delivery basis	409,202,914	6,219,640
Capital shares purchased	4,345,955	1,229,285
Variation margin for futures contracts	308,156	82,781
Management services fees	1,210,784	357,165
Distribution and/or service fees	1,341	4,190
Transfer agent fees	151,846	50,152
Compensation of board members	88,315	89,455
Compensation of chief compliance officer	342	113
Other expenses	34,198	30,360
Total liabilities	435,879,547	24,376,545
Net assets applicable to outstanding capital stock	$3,056,944,968	$1,011,238,182
Represented by
Paid in capital	3,014,488,825	1,009,989,100
Undistributed net investment income	26,981,381	4,845,629
Accumulated net realized gain (loss)	9,048,374	(1,539,672)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	6,770,156	(2,106,778)
Investments - affiliated issuers	22,654	2,577
Forward foreign currency exchange contracts	275,569	—
Futures contracts	(641,991)	47,326
Total - representing net assets applicable to outstanding capital stock	$3,056,944,968	$1,011,238,182
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	209

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – TCW Core Plus Bond Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Class 1
Net assets	$3,050,340,257	$991,072,341
Shares outstanding	290,774,740	98,681,534
Net asset value per share	$10.49	$10.04
Class 2
Net assets	$6,604,711	$20,165,841
Shares outstanding	631,131	2,013,839
Net asset value per share	$10.46	$10.01
The accompanying Notes to Financial Statements are an integral part of this statement.
210	Variable Portfolio Funds | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – CenterSquare Real Estate Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$8,252,168	$—	$7,444,089
Dividends — affiliated issuers	74,528	276,634	22,187
Interest	1,043	64,670,681	—
Foreign taxes withheld	(14,027)	(1,620)	(73)
Total income	8,313,712	64,945,695	7,466,203
Expenses:
Management services fees	4,639,045	9,795,505	1,613,632
Distribution and/or service fees
Class 2	19,061	13,311	32,262
Transfer agent fees
Class 1	327,762	1,208,971	121,345
Class 2	4,574	3,195	7,743
Compensation of board members	15,564	40,631	10,100
Custodian fees	18,371	24,229	4,933
Printing and postage fees	4,174	2,497	4,736
Audit fees	15,279	17,663	17,983
Legal fees	7,313	18,209	4,682
Compensation of chief compliance officer	128	437	39
Other	13,088	36,513	5,984
Total expenses	5,064,359	11,161,161	1,823,439
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(61,861)	—	—
Total net expenses	5,002,498	11,161,161	1,823,439
Net investment income	3,311,214	53,784,534	5,642,764
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,855,335	10,547,246	(4,795,181)
Investments — affiliated issuers	(3)	(868)	(562)
Foreign currency translations	—	(84,941)	(3,936)
Forward foreign currency exchange contracts	—	(3,532,471)	—
Futures contracts	525,273	(2,088,132)	—
Swap contracts	—	318,785	—
Net realized gain (loss)	84,380,605	5,159,619	(4,799,679)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(52,203,418)	56,460,381	6,393,757
Investments — affiliated issuers	1,200	7,994	488
Foreign currency translations	—	85,083	5,253
Forward foreign currency exchange contracts	—	(1,148,979)	—
Futures contracts	58,202	93,051	—
Swap contracts	—	417,083	—
Net change in unrealized appreciation (depreciation)	(52,144,016)	55,914,613	6,399,498
Net realized and unrealized gain	32,236,589	61,074,232	1,599,819
Net increase in net assets resulting from operations	$35,547,803	$114,858,766	$7,242,583
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	211

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – DFA International Value Fund	Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$1,284,417	$44,025,198	$—
Dividends — affiliated issuers	11,630	28,410	45,021
Interest	125	2,352	3,083,067
Foreign taxes withheld	(141,048)	(4,064,015)	—
Total income	1,155,124	39,991,945	3,128,088
Expenses:
Management services fees	499,181	7,404,919	483,825
Distribution and/or service fees
Class 2	34,996	17,750	49,634
Transfer agent fees
Class 1	20,679	550,477	29,558
Class 2	8,399	4,260	11,912
Compensation of board members	8,433	23,045	9,076
Custodian fees	50,298	106,796	16,148
Printing and postage fees	5,241	3,031	8,031
Audit fees	35,323	33,175	19,188
Legal fees	3,419	10,365	3,589
Compensation of chief compliance officer	14	212	14
Other	5,106	20,388	4,264
Total expenses	671,089	8,174,418	635,239
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(89,319)	—	(72,180)
Total net expenses	581,770	8,174,418	563,059
Net investment income	573,354	31,817,527	2,565,029
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,529,503	(7,965,125)	(480,866)
Investments — affiliated issuers	(224)	(912)	(339)
Foreign currency translations	(36,081)	(96,511)	—
Net realized gain (loss)	3,493,198	(8,062,548)	(481,205)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,261,581	162,560,532	334,519
Investments — affiliated issuers	128	676	321
Foreign currency translations	43,278	305,903	—
Foreign capital gains tax	(39,627)	—	—
Net change in unrealized appreciation (depreciation)	13,265,360	162,867,111	334,840
Net realized and unrealized gain (loss)	16,758,558	154,804,563	(146,365)
Net increase in net assets resulting from operations	$17,331,912	$186,622,090	$2,418,664
The accompanying Notes to Financial Statements are an integral part of this statement.
212	Variable Portfolio Funds | Semiannual Report 2017

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	Variable Portfolio – MFS® Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,056,692	$6,008,572	$31,475,383
Dividends — affiliated issuers	60,217	84,556	119,750
Foreign taxes withheld	—	—	(519,349)
Total income	2,116,909	6,093,128	31,075,784
Expenses:
Management services fees	1,853,199	3,893,152	7,079,459
Distribution and/or service fees
Class 2	19,194	10,198	46,553
Transfer agent fees
Class 1	132,665	330,481	621,050
Class 2	4,606	2,448	11,173
Compensation of board members	11,431	16,798	24,827
Custodian fees	5,173	9,544	14,048
Printing and postage fees	3,624	3,478	6,487
Audit fees	15,279	15,281	15,279
Legal fees	4,761	6,813	10,756
Compensation of chief compliance officer	42	119	230
Other	6,300	13,995	19,255
Total expenses	2,056,274	4,302,307	7,849,117
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(23,731)	—	—
Total net expenses	2,032,543	4,302,307	7,849,117
Net investment income	84,366	1,790,821	23,226,667
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,473,358	199,704,114	34,643,049
Investments — affiliated issuers	(882)	399	(6,880)
Foreign currency translations	—	—	10,404
Net realized gain	10,472,476	199,704,513	34,646,573
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	37,886,027	(42,805,165)	123,634,047
Investments — affiliated issuers	438	444	335
Foreign currency translations	—	—	692
Net change in unrealized appreciation (depreciation)	37,886,465	(42,804,721)	123,635,074
Net realized and unrealized gain	48,358,941	156,899,792	158,281,647
Net increase in net assets resulting from operations	$48,443,307	$158,690,613	$181,508,314
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	213

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Morgan Stanley Advantage Fund	Variable Portfolio – Oppenheimer International Growth Fund	Variable Portfolio – Partners Core Bond Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$4,547,718	$28,996,008	$—
Dividends — affiliated issuers	232,370	146,973	397,559
Interest	—	7	48,848,285
Foreign taxes withheld	(139,798)	(2,758,513)	(20,954)
Total income	4,640,290	26,384,475	49,224,890
Expenses:
Management services fees	4,794,227	9,218,100	8,209,884
Distribution and/or service fees
Class 2	9,582	30,074	12,741
Transfer agent fees
Class 1	415,089	614,655	1,002,369
Class 2	2,299	7,217	3,058
Compensation of board members	18,112	26,085	35,190
Custodian fees	6,549	135,983	28,609
Printing and postage fees	2,684	4,400	2,942
Audit fees	15,279	36,762	21,501
Legal fees	10,063	11,417	15,578
Compensation of chief compliance officer	128	247	354
Other	11,955	21,307	29,452
Total expenses	5,285,967	10,106,247	9,361,678
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(92,199)	—
Total net expenses	5,285,967	10,014,048	9,361,678
Net investment income (loss)	(645,677)	16,370,427	39,863,212
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,551,677	45,904,213	30,633,760
Investments — affiliated issuers	(33,684)	(24)	(2,672)
Foreign currency translations	(32,953)	(501,716)	—
Net realized gain	46,485,040	45,402,473	30,631,088
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	158,361,050	239,149,896	5,900,952
Investments — affiliated issuers	2,789	2,188	8,692
Foreign currency translations	2,682	339,564	—
Foreign capital gains tax	—	(296,296)	—
Net change in unrealized appreciation (depreciation)	158,366,521	239,195,352	5,909,644
Net realized and unrealized gain	204,851,561	284,597,825	36,540,732
Net increase in net assets resulting from operations	$204,205,884	$300,968,252	$76,403,944
The accompanying Notes to Financial Statements are an integral part of this statement.
214	Variable Portfolio Funds | Semiannual Report 2017

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – Pyramis® International Equity Fund	Variable Portfolio – T. Rowe Price Large Cap Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$1,796,821	$51,835,778	$29,413,092
Dividends — affiliated issuers	67,712	334,340	210,920
Interest	—	20,119	—
Foreign taxes withheld	—	(4,792,421)	(577,288)
Total income	1,864,533	47,397,816	29,046,724
Expenses:
Management services fees	2,748,256	10,892,736	7,526,943
Distribution and/or service fees
Class 2	6,883	9,013	15,434
Transfer agent fees
Class 1	190,315	746,557	677,334
Class 2	1,652	2,163	3,704
Compensation of board members	11,923	25,565	25,683
Custodian fees	9,641	145,614	10,807
Printing and postage fees	5,561	2,207	4,514
Audit fees	15,279	35,583	15,281
Legal fees	5,479	12,103	11,541
Compensation of chief compliance officer	69	256	235
Other	7,829	34,461	19,640
Total expenses	3,002,887	11,906,258	8,311,116
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(20,231)	—	—
Total net expenses	2,982,656	11,906,258	8,311,116
Net investment income (loss)	(1,118,123)	35,491,558	20,735,608
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	63,891,773	8,176,077	41,919,185
Investments — affiliated issuers	(667)	(287)	(6,677)
Foreign currency translations	—	33,530	23,781
Futures contracts	—	8,383,043	—
Net realized gain	63,891,106	16,592,363	41,936,289
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,271,517)	275,993,732	81,546,990
Investments — affiliated issuers	1,057	2,132	595
Foreign currency translations	—	861,703	3,617
Futures contracts	—	(76,954)	—
Net change in unrealized appreciation (depreciation)	(9,270,460)	276,780,613	81,551,202
Net realized and unrealized gain	54,620,646	293,372,976	123,487,491
Net increase in net assets resulting from operations	$53,502,523	$328,864,534	$144,223,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	215

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – TCW Core Plus Bond Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — affiliated issuers	$1,235,403	$140,240
Interest	35,950,386	7,716,255
Foreign taxes withheld	(4,037)	—
Total income	37,181,752	7,856,495
Expenses:
Management services fees	7,358,130	2,222,669
Distribution and/or service fees
Class 2	7,786	25,961
Transfer agent fees
Class 1	921,024	306,102
Class 2	1,869	6,231
Compensation of board members	30,885	18,366
Custodian fees	19,219	8,951
Printing and postage fees	2,612	4,244
Audit fees	18,224	17,775
Legal fees	14,586	7,033
Compensation of chief compliance officer	327	115
Other	28,032	11,755
Total expenses	8,402,694	2,629,202
Net investment income	28,779,058	5,227,293
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,959,728	(729,986)
Investments — affiliated issuers	(25,332)	(7,571)
Foreign currency translations	2,380	—
Futures contracts	1,647,768	(209,358)
Net realized gain (loss)	10,584,544	(946,915)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,803,801	2,002,291
Investments — affiliated issuers	23,325	2,577
Forward foreign currency exchange contracts	275,569	—
Futures contracts	(1,026)	(119,811)
Net change in unrealized appreciation (depreciation)	26,101,669	1,885,057
Net realized and unrealized gain	36,686,213	938,142
Net increase in net assets resulting from operations	$65,465,271	$6,165,435
The accompanying Notes to Financial Statements are an integral part of this statement.
216	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets
	Columbia Variable Portfolio – U.S. Equities Fund		Variable Portfolio – American Century Diversified Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$3,311,214	$4,437,758	$53,784,534	$103,540,696
Net realized gain (loss)	84,380,605	(49,695,547)	5,159,619	12,650,863
Net change in unrealized appreciation (depreciation)	(52,144,016)	215,289,143	55,914,613	41,864,672
Net increase in net assets resulting from operations	35,547,803	170,031,354	114,858,766	158,056,231
Distributions to shareholders
Net investment income
Class 1	—	—	(92,882,727)	(77,938,497)
Class 2	—	—	(228,883)	(144,037)
Net realized gains
Class 1	—	—	(24,525,994)	(2,439,098)
Class 2	—	—	(67,638)	(5,222)
Total distributions to shareholders	—	—	(117,705,242)	(80,526,854)
Decrease in net assets from capital stock activity	(134,947,310)	(451,483,408)	(81,567,101)	(244,632,178)
Total decrease in net assets	(99,399,507)	(281,452,054)	(84,413,577)	(167,102,801)
Net assets at beginning of period	1,125,446,916	1,406,898,970	4,097,298,088	4,264,400,889
Net assets at end of period	$1,026,047,409	$1,125,446,916	$4,012,884,511	$4,097,298,088
Undistributed net investment income	$—	$—	$53,061,175	$92,388,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	217

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – CenterSquare Real Estate Fund		Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$5,642,764	$6,630,226	$573,354	$1,136,933
Net realized gain (loss)	(4,799,679)	17,942,904	3,493,198	9,478,900
Net change in unrealized appreciation (depreciation)	6,399,498	(28,125,974)	13,265,360	(8,043,595)
Net increase (decrease) in net assets resulting from operations	7,242,583	(3,552,844)	17,331,912	2,572,238
Distributions to shareholders
Net investment income
Class 1	(8,647,989)	(3,576,168)	(674,679)	(2,372,989)
Class 2	(492,447)	(357,361)	(255,812)	(340,047)
Net realized gains
Class 1	(12,227,404)	(11,638,730)	(6,661,158)	(35,619,344)
Class 2	(799,343)	(1,371,896)	(2,858,498)	(13,297,447)
Total distributions to shareholders	(22,167,183)	(16,944,155)	(10,450,147)	(51,629,827)
Increase (decrease) in net assets from capital stock activity	22,993,967	237,206,256	12,950,611	(147,080,860)
Total increase (decrease) in net assets	8,069,367	216,709,257	19,832,376	(196,138,449)
Net assets at beginning of period	427,320,713	210,611,456	86,710,316	282,848,765
Net assets at end of period	$435,390,080	$427,320,713	$106,542,692	$86,710,316
Undistributed net investment income	$5,715,607	$9,213,279	$382,314	$739,451
The accompanying Notes to Financial Statements are an integral part of this statement.
218	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – DFA International Value Fund		Variable Portfolio – Eaton Vance Floating-Rate Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$31,817,527	$57,562,613	$2,565,029	$5,190,019
Net realized loss	(8,062,548)	(18,626,436)	(481,205)	(3,103,578)
Net change in unrealized appreciation (depreciation)	162,867,111	132,366,977	334,840	10,353,827
Net increase in net assets resulting from operations	186,622,090	171,303,154	2,418,664	12,440,268
Distributions to shareholders
Net investment income
Class 1	(26,602,118)	(56,112,091)	(3,685,671)	(8,979,834)
Class 2	(219,493)	(248,797)	(1,510,292)	(2,910,740)
Net realized gains
Class 1	—	(8,760,739)	—	—
Class 2	—	(39,747)	—	—
Total distributions to shareholders	(26,821,611)	(65,161,374)	(5,195,963)	(11,890,574)
Increase (decrease) in net assets from capital stock activity	(509,789,238)	(90,872,573)	10,976,106	14,245,961
Total increase (decrease) in net assets	(349,988,759)	15,269,207	8,198,807	14,795,655
Net assets at beginning of period	2,013,306,306	1,998,037,099	134,194,416	119,398,761
Net assets at end of period	$1,663,317,547	$2,013,306,306	$142,393,223	$134,194,416
Undistributed net investment income	$8,266,027	$3,270,111	$2,414,978	$5,045,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	219

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Jennison Mid Cap Growth Fund		Variable Portfolio – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income (loss)	$84,366	$(400,161)	$1,790,821	$1,218,638
Net realized gain	10,472,476	8,127,761	199,704,513	141,153,662
Net change in unrealized appreciation (depreciation)	37,886,465	6,179,854	(42,804,721)	(179,425,043)
Net increase (decrease) in net assets resulting from operations	48,443,307	13,907,454	158,690,613	(37,052,743)
Increase (decrease) in net assets from capital stock activity	4,899,540	181,032,290	326,015,189	(442,799,322)
Total increase (decrease) in net assets	53,342,847	194,939,744	484,705,802	(479,852,065)
Net assets at beginning of period	424,701,606	229,761,862	979,970,663	1,459,822,728
Net assets at end of period	$478,044,453	$424,701,606	$1,464,676,465	$979,970,663
The accompanying Notes to Financial Statements are an integral part of this statement.
220	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – MFS® Value Fund		Variable Portfolio – Morgan Stanley Advantage Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income (loss)	$23,226,667	$38,227,076	$(645,677)	$4,522,945
Net realized gain	34,646,573	159,365,299	46,485,040	226,937,379
Net change in unrealized appreciation (depreciation)	123,635,074	60,129,409	158,366,521	(200,580,841)
Net increase in net assets resulting from operations	181,508,314	257,721,784	204,205,884	30,879,483
Increase (decrease) in net assets from capital stock activity	5,126,895	(174,237,642)	353,213,225	(177,495,788)
Total increase (decrease) in net assets	186,635,209	83,484,142	557,419,109	(146,616,305)
Net assets at beginning of period	2,029,217,167	1,945,733,025	1,070,546,636	1,217,162,941
Net assets at end of period	$2,215,852,376	$2,029,217,167	$1,627,965,745	$1,070,546,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	221

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Oppenheimer International Growth Fund		Variable Portfolio – Partners Core Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$16,370,427	$31,217,264	$39,863,212	$77,411,491
Net realized gain	45,402,473	161,407,282	30,631,088	2,685,740
Net change in unrealized appreciation (depreciation)	239,195,352	(274,543,183)	5,909,644	4,213,407
Net increase (decrease) in net assets resulting from operations	300,968,252	(81,918,637)	76,403,944	84,310,638
Distributions to shareholders
Net investment income
Class 1	(7,860,684)	(30,616,920)	(77,362,823)	(71,291,534)
Class 2	(63,910)	(249,683)	(224,556)	(164,052)
Net realized gains
Class 1	(144,053,039)	(23,910,802)	(2,672,798)	(5,605,768)
Class 2	(2,382,235)	(231,262)	(8,700)	(14,599)
Total distributions to shareholders	(154,359,868)	(55,008,667)	(80,268,877)	(77,075,953)
Increase (decrease) in net assets from capital stock activity	(774,527,676)	108,325,669	4,391,121	(23,542,334)
Total increase (decrease) in net assets	(627,919,292)	(28,601,635)	526,188	(16,307,649)
Net assets at beginning of period	2,292,182,014	2,320,783,649	3,354,111,984	3,370,419,633
Net assets at end of period	$1,664,262,722	$2,292,182,014	$3,354,638,172	$3,354,111,984
Undistributed net investment income	$11,903,721	$3,457,888	$24,978,505	$62,702,672
The accompanying Notes to Financial Statements are an integral part of this statement.
222	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Growth Fund		Variable Portfolio – Pyramis® International Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income (loss)	$(1,118,123)	$(1,516,431)	$35,491,558	$45,761,554
Net realized gain (loss)	63,891,106	10,990,158	16,592,363	(99,071,649)
Net change in unrealized appreciation (depreciation)	(9,270,460)	36,202,766	276,780,613	(21,375,701)
Net increase (decrease) in net assets resulting from operations	53,502,523	45,676,493	328,864,534	(74,685,796)
Distributions to shareholders
Net investment income
Class 1	—	—	(38,304,076)	(50,708,533)
Class 2	—	—	(103,804)	(146,676)
Total distributions to shareholders	—	—	(38,407,880)	(50,855,209)
Increase (decrease) in net assets from capital stock activity	(58,827,730)	(43,812,684)	9,652,240	124,096,660
Total increase (decrease) in net assets	(5,325,207)	1,863,809	300,108,894	(1,444,345)
Net assets at beginning of period	616,369,606	614,505,797	2,323,857,635	2,325,301,980
Net assets at end of period	$611,044,399	$616,369,606	$2,623,966,529	$2,323,857,635
Undistributed (excess of distributions over) net investment income	$—	$—	$(2,564,146)	$352,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	223

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – T. Rowe Price Large Cap Value Fund		Variable Portfolio – TCW Core Plus Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$20,735,608	$45,821,877	$28,779,058	$50,756,935
Net realized gain	41,936,289	112,334,832	10,584,544	10,029,967
Net change in unrealized appreciation (depreciation)	81,551,202	115,999,021	26,101,669	16,709,669
Net increase in net assets resulting from operations	144,223,099	274,155,730	65,465,271	77,496,571
Distributions to shareholders
Net investment income
Class 1	—	—	(50,485,427)	(37,819,238)
Class 2	—	—	(91,594)	(51,615)
Net realized gains
Class 1	—	—	(10,598,456)	(13,033,864)
Class 2	—	—	(22,644)	(22,306)
Total distributions to shareholders	—	—	(61,198,121)	(50,927,023)
Increase (decrease) in net assets from capital stock activity	66,578,169	1,787,745	(32,552,898)	(100,117,103)
Total increase (decrease) in net assets	210,801,268	275,943,475	(28,285,748)	(73,547,555)
Net assets at beginning of period	2,178,843,642	1,902,900,167	3,085,230,716	3,158,778,271
Net assets at end of period	$2,389,644,910	$2,178,843,642	$3,056,944,968	$3,085,230,716
Undistributed net investment income	$—	$—	$26,981,381	$48,779,344
The accompanying Notes to Financial Statements are an integral part of this statement.
224	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$5,227,293	$9,894,142
Net realized gain (loss)	(946,915)	75,166
Net change in unrealized appreciation (depreciation)	1,885,057	2,942,576
Net increase in net assets resulting from operations	6,165,435	12,911,884
Distributions to shareholders
Net investment income
Class 1	(9,771,023)	(10,517,959)
Class 2	(150,736)	(144,581)
Net realized gains
Class 1	(55,790)	(4,453,700)
Class 2	(1,155)	(83,659)
Total distributions to shareholders	(9,978,704)	(15,199,899)
Decrease in net assets from capital stock activity	(63,674,299)	(130,265,925)
Total decrease in net assets	(67,487,568)	(132,553,940)
Net assets at beginning of period	1,078,725,750	1,211,279,690
Net assets at end of period	$1,011,238,182	$1,078,725,750
Undistributed net investment income	$4,845,629	$9,540,095
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	225

Statement of Changes in Net Assets   (continued)
	Columbia Variable Portfolio – U.S. Equities Fund				Variable Portfolio – American Century Diversified Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	48,126	1,026,825	4,148,876	67,499,923	4,793,426	53,238,768	10,695,326	118,665,433
Distributions reinvested	—	—	—	—	10,722,258	117,408,721	7,228,201	80,377,595
Redemptions	(6,345,279)	(136,461,984)	(29,548,417)	(518,234,642)	(22,797,334)	(252,912,952)	(40,036,835)	(446,004,798)
Net decrease	(6,297,153)	(135,435,159)	(25,399,541)	(450,734,719)	(7,281,650)	(82,265,463)	(22,113,308)	(246,961,770)
Class 2
Subscriptions	59,708	1,240,225	87,988	1,569,889	96,044	1,058,638	290,093	3,215,979
Distributions reinvested	—	—	—	—	27,154	296,521	13,459	149,259
Redemptions	(36,127)	(752,376)	(132,478)	(2,318,578)	(59,581)	(656,797)	(93,798)	(1,035,646)
Net increase (decrease)	23,581	487,849	(44,490)	(748,689)	63,617	698,362	209,754	2,329,592
Total net decrease	(6,273,572)	(134,947,310)	(25,444,031)	(451,483,408)	(7,218,033)	(81,567,101)	(21,903,554)	(244,632,178)
The accompanying Notes to Financial Statements are an integral part of this statement.
226	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – CenterSquare Real Estate Fund				Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	23,747,385	218,001,000	—	—	—	—
Distributions reinvested	2,524,232	20,875,393	1,699,989	15,214,898	1,383,167	7,335,837	7,140,282	37,992,333
Redemptions	—	—	—	—	—	—	(17,947,996)	(200,478,076)
Net increase (decrease)	2,524,232	20,875,393	25,447,374	233,215,898	1,383,167	7,335,837	(10,807,714)	(162,485,743)
Class 2
Subscriptions	234,680	2,020,078	496,457	4,362,449	568,407	3,142,680	613,061	4,094,858
Distributions reinvested	156,771	1,291,790	194,080	1,729,257	589,467	3,114,310	2,620,094	13,637,494
Redemptions	(138,462)	(1,193,294)	(238,397)	(2,101,348)	(119,948)	(642,216)	(313,658)	(2,327,469)
Net increase	252,989	2,118,574	452,140	3,990,358	1,037,926	5,614,774	2,919,497	15,404,883
Total net increase (decrease)	2,777,221	22,993,967	25,899,514	237,206,256	2,421,093	12,950,611	(7,888,217)	(147,080,860)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	227

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – DFA International Value Fund				Variable Portfolio – Eaton Vance Floating-Rate Income Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,176,774	21,834,663	10,888,978	90,247,532	—	—	—	—
Distributions reinvested	2,646,215	26,602,118	7,595,353	64,872,830	485,595	3,685,671	1,221,747	8,979,834
Redemptions	(57,011,244)	(560,743,212)	(27,343,515)	(247,419,930)	—	—	—	—
Net increase (decrease)	(52,188,255)	(512,306,431)	(8,859,184)	(92,299,568)	485,595	3,685,671	1,221,747	8,979,834
Class 2
Subscriptions	316,275	3,131,227	445,847	3,964,431	983,501	7,556,450	941,625	7,098,417
Distributions reinvested	21,834	219,493	33,738	288,544	202,452	1,510,292	402,592	2,910,740
Redemptions	(84,075)	(833,527)	(335,533)	(2,825,980)	(231,265)	(1,776,307)	(621,194)	(4,743,030)
Net increase	254,034	2,517,193	144,052	1,426,995	954,688	7,290,435	723,023	5,266,127
Total net increase (decrease)	(51,934,221)	(509,789,238)	(8,715,132)	(90,872,573)	1,440,283	10,976,106	1,944,770	14,245,961
The accompanying Notes to Financial Statements are an integral part of this statement.
228	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Jennison Mid Cap Growth Fund				Variable Portfolio – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	294,716	6,110,010	10,814,817	199,776,324	19,228,041	451,993,658	1,797,766	34,854,589
Redemptions	(136,992)	(2,811,604)	(1,056,586)	(19,199,387)	(5,685,066)	(126,363,934)	(23,821,644)	(478,594,475)
Net increase (decrease)	157,724	3,298,406	9,758,231	180,576,937	13,542,975	325,629,724	(22,023,878)	(443,739,886)
Class 2
Subscriptions	109,431	2,212,474	108,880	1,971,403	51,680	1,136,087	90,131	1,748,742
Redemptions	(30,433)	(611,340)	(85,126)	(1,516,050)	(33,929)	(750,622)	(40,790)	(808,178)
Net increase	78,998	1,601,134	23,754	455,353	17,751	385,465	49,341	940,564
Total net increase (decrease)	236,722	4,899,540	9,781,985	181,032,290	13,560,726	326,015,189	(21,974,537)	(442,799,322)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	229

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – MFS® Value Fund				Variable Portfolio – Morgan Stanley Advantage Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,855,761	65,906,654	9,549,865	187,969,254	17,652,189	391,375,024	1,800,018	35,594,304
Redemptions	(2,863,704)	(64,464,133)	(19,015,047)	(373,013,945)	(1,659,217)	(38,733,076)	(10,853,608)	(211,909,474)
Net increase (decrease)	(7,943)	1,442,521	(9,465,182)	(185,044,691)	15,992,972	352,641,948	(9,053,590)	(176,315,170)
Class 2
Subscriptions	230,562	5,041,192	622,281	12,186,357	39,208	892,714	46,387	886,028
Redemptions	(61,874)	(1,356,818)	(73,743)	(1,379,308)	(14,212)	(321,437)	(107,176)	(2,066,646)
Net increase (decrease)	168,688	3,684,374	548,538	10,807,049	24,996	571,277	(60,789)	(1,180,618)
Total net increase (decrease)	160,745	5,126,895	(8,916,644)	(174,237,642)	16,017,968	353,213,225	(9,114,379)	(177,495,788)
The accompanying Notes to Financial Statements are an integral part of this statement.
230	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Oppenheimer International Growth Fund				Variable Portfolio – Partners Core Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	858,812	9,578,966	6,829,297	74,747,310	4,792,906	52,469,691	9,947,182	109,910,571
Distributions reinvested	13,520,848	151,913,723	5,071,571	54,527,722	7,397,007	80,035,621	6,933,932	76,897,302
Redemptions	(80,684,927)	(940,553,124)	(2,130,987)	(22,788,002)	(11,769,737)	(128,818,588)	(19,311,608)	(213,549,863)
Net increase (decrease)	(66,305,267)	(779,060,435)	9,769,881	106,487,030	420,176	3,686,724	(2,430,494)	(26,741,990)
Class 2
Subscriptions	292,711	3,421,251	427,507	4,662,078	142,202	1,553,676	419,360	4,612,464
Distributions reinvested	218,553	2,446,145	45,000	480,945	21,638	233,256	16,153	178,651
Redemptions	(115,458)	(1,334,637)	(300,802)	(3,304,384)	(99,819)	(1,082,535)	(144,600)	(1,591,459)
Net increase	395,806	4,532,759	171,705	1,838,639	64,021	704,397	290,913	3,199,656
Total net increase (decrease)	(65,909,461)	(774,527,676)	9,941,586	108,325,669	484,197	4,391,121	(2,139,581)	(23,542,334)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	231

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Growth Fund				Variable Portfolio – Pyramis® International Equity Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	713,546	13,422,870	2,268,664	35,329,944	966,569	10,294,838	8,236,399	81,888,451
Distributions reinvested	—	—	—	—	3,474,335	38,304,077	5,172,347	50,708,533
Redemptions	(3,672,918)	(72,896,896)	(4,371,597)	(79,151,255)	(3,592,821)	(39,113,501)	(796,387)	(7,925,232)
Net increase (decrease)	(2,959,372)	(59,474,026)	(2,102,933)	(43,821,311)	848,083	9,485,414	12,612,359	124,671,752
Class 2
Subscriptions	47,233	895,334	65,799	1,119,977	53,761	574,529	174,195	1,730,095
Distributions reinvested	—	—	—	—	9,456	103,804	15,047	146,676
Redemptions	(13,247)	(249,038)	(66,063)	(1,111,350)	(48,561)	(511,507)	(250,235)	(2,451,863)
Net increase (decrease)	33,986	646,296	(264)	8,627	14,656	166,826	(60,993)	(575,092)
Total net increase (decrease)	(2,925,386)	(58,827,730)	(2,103,197)	(43,812,684)	862,739	9,652,240	12,551,366	124,096,660
The accompanying Notes to Financial Statements are an integral part of this statement.
232	Variable Portfolio Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – T. Rowe Price Large Cap Value Fund				Variable Portfolio – TCW Core Plus Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,737,049	118,297,140	1,948,842	35,204,347	5,325,081	56,391,592	9,313,137	99,145,087
Distributions reinvested	—	—	—	—	5,817,513	61,083,883	4,757,072	50,853,102
Redemptions	(2,648,893)	(54,245,636)	(1,861,846)	(34,310,614)	(14,190,767)	(150,569,490)	(23,664,230)	(252,034,769)
Net increase (decrease)	3,088,156	64,051,504	86,996	893,733	(3,048,173)	(33,094,015)	(9,594,021)	(102,036,580)
Class 2
Subscriptions	153,265	3,050,578	94,254	1,702,827	90,952	957,278	251,782	2,675,100
Distributions reinvested	—	—	—	—	10,901	114,238	6,934	73,921
Redemptions	(26,023)	(523,913)	(47,398)	(808,815)	(50,304)	(530,399)	(78,477)	(829,544)
Net increase	127,242	2,526,665	46,856	894,012	51,549	541,117	180,239	1,919,477
Total net increase (decrease)	3,215,398	66,578,169	133,852	1,787,745	(2,996,624)	(32,552,898)	(9,413,782)	(100,117,103)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2017	233

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Wells Fargo Short Duration Government Fund
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	827,760	8,381,080	2,186,669	22,155,451
Distributions reinvested	977,792	9,826,813	1,479,413	14,971,659
Redemptions	(7,909,279)	(80,020,244)	(17,338,857)	(176,022,995)
Net decrease	(6,103,727)	(61,812,351)	(13,672,775)	(138,895,885)
Class 2
Subscriptions	238,712	2,405,028	1,526,077	15,444,013
Distributions reinvested	15,159	151,891	22,620	228,240
Redemptions	(439,076)	(4,418,867)	(697,765)	(7,042,293)
Net increase (decrease)	(185,205)	(1,861,948)	850,932	8,629,960
Total net decrease	(6,288,932)	(63,674,299)	(12,821,843)	(130,265,925)
The accompanying Notes to Financial Statements are an integral part of this statement.
234	Variable Portfolio Funds | Semiannual Report 2017

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Variable Portfolio Funds | Semiannual Report 2017	235

Financial Highlights
Columbia Variable Portfolio – U.S. Equities Fund
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$20.81	0.06	0.59	0.65
12/31/2016	$17.69	0.07	3.05	3.12
12/31/2015	$18.88	0.08	(1.27)	(1.19)
12/31/2014	$18.29	(0.04)	0.63	0.59
12/31/2013	$13.53	(0.02)	4.78	4.76
12/31/2012	$11.30	0.09	2.14	2.23
Class 2
6/30/2017 (c)	$20.46	0.04	0.58	0.62
12/31/2016	$17.44	0.03	2.99	3.02
12/31/2015	$18.67	(0.01)	(1.22)	(1.23)
12/31/2014	$18.12	(0.08)	0.63	0.55
12/31/2013	$13.45	(0.05)	4.72	4.67
12/31/2012	$11.25	0.09	2.11	2.20

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
236	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$21.46	3.12%	0.91% (d)	0.90% (d)	0.60% (d)	47%	$1,010,215
$20.81	17.64%	0.91%	0.91%	0.40%	103%	$1,110,559
$17.69	(6.30%)	0.92%	0.92%	0.43%	98%	$1,393,433
$18.88	3.23%	1.03%	0.96%	(0.24%)	10%	$331,643
$18.29	35.18%	1.00% (e)	0.96% (e)	(0.13%)	23%	$631,394
$13.53	19.74%	1.01% (e)	0.96% (e)	0.70%	29%	$711,259

$21.08	3.03%	1.16% (d)	1.15% (d)	0.37% (d)	47%	$15,832
$20.46	17.32%	1.16%	1.16%	0.16%	103%	$14,888
$17.44	(6.59%)	1.20%	1.20%	(0.08%)	98%	$13,465
$18.67	3.04%	1.29%	1.21%	(0.47%)	10%	$14,801
$18.12	34.72%	1.25% (e)	1.21% (e)	(0.33%)	23%	$11,839
$13.45	19.56%	1.26% (e)	1.21% (e)	0.68%	29%	$5,321
Variable Portfolio Funds | Semiannual Report 2017	237

Financial Highlights
Variable Portfolio – American Century Diversified Bond Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.95	0.15	0.16	0.31	(0.26)	(0.07)
12/31/2016	$10.76	0.27	0.13	0.40	(0.20)	(0.01)
12/31/2015	$11.05	0.23	(0.23)	0.00 (e)	(0.24)	(0.05)
12/31/2014	$10.60	0.23	0.41	0.64	(0.18)	(0.01)
12/31/2013	$11.30	0.17	(0.45)	(0.28)	(0.22)	(0.20)
12/31/2012	$11.08	0.23	0.33	0.56	(0.26)	(0.08)
Class 2
6/30/2017 (c)	$10.91	0.13	0.16	0.29	(0.23)	(0.07)
12/31/2016	$10.72	0.24	0.13	0.37	(0.17)	(0.01)
12/31/2015	$11.01	0.20	(0.22)	(0.02)	(0.22)	(0.05)
12/31/2014	$10.56	0.20	0.41	0.61	(0.15)	(0.01)
12/31/2013	$11.26	0.14	(0.45)	(0.31)	(0.19)	(0.20)
12/31/2012	$11.05	0.20	0.33	0.53	(0.24)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
238	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.33)	$10.93	2.83%	0.55% (d)	0.55% (d)	2.66% (d)	82%	$4,001,847
(0.21)	$10.95	3.66%	0.55%	0.55%	2.42%	170%	$4,086,952
(0.29)	$10.76	0.05%	0.55%	0.55%	2.07%	223%	$4,256,477
(0.19)	$11.05	6.06%	0.57%	0.56%	2.10%	214%	$3,199,340
(0.42)	$10.60	(2.45%)	0.57%	0.57%	1.58%	186%	$3,180,618
(0.34)	$11.30	5.08%	0.58%	0.58%	2.07%	131%	$2,890,784

(0.30)	$10.90	2.67%	0.80% (d)	0.80% (d)	2.42% (d)	82%	$11,037
(0.18)	$10.91	3.42%	0.80%	0.80%	2.18%	170%	$10,346
(0.27)	$10.72	(0.20%)	0.80%	0.80%	1.83%	223%	$7,924
(0.16)	$11.01	5.81%	0.82%	0.81%	1.85%	214%	$6,372
(0.39)	$10.56	(2.71%)	0.82%	0.82%	1.33%	186%	$5,874
(0.32)	$11.26	4.84%	0.83%	0.83%	1.75%	131%	$6,670
Variable Portfolio Funds | Semiannual Report 2017	239

Financial Highlights
Variable Portfolio – CenterSquare Real Estate Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$8.59	0.11	0.04	0.15	(0.19)	(0.26)
12/31/2016	$8.83	0.19	0.28 (e)	0.47	(0.17)	(0.54)
12/31/2015	$11.26	0.17	(0.31)	(0.14)	(0.76)	(1.53)
12/31/2014	$11.71	0.33	1.28	1.61	(0.27)	(1.79)
12/31/2013	$12.89	0.24	0.14	0.38	(1.03)	(0.53)
12/31/2012	$10.08	0.29	2.76	3.05	(0.04)	(0.20)
Class 2
6/30/2017 (c)	$8.54	0.10	0.03	0.13	(0.16)	(0.26)
12/31/2016	$8.78	0.16	0.29 (e)	0.45	(0.15)	(0.54)
12/31/2015	$11.20	0.15	(0.31)	(0.16)	(0.73)	(1.53)
12/31/2014	$11.66	0.30	1.27	1.57	(0.24)	(1.79)
12/31/2013	$12.84	0.22	0.13	0.35	(1.00)	(0.53)
12/31/2012	$10.05	0.26	2.74	3.00	(0.01)	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
240	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.45)	$8.29	1.71%	0.83% (d)	0.83% (d)	2.64% (d)	36%	$408,859
(0.71)	$8.59	5.02%	0.89%	0.88%	2.16%	83%	$402,023
(2.29)	$8.83	(0.99%)	1.07%	1.01%	1.72%	27%	$188,580
(2.06)	$11.26	14.14%	1.05%	0.90%	2.81%	25%	$214,639
(1.56)	$11.71	3.28%	1.04% (f)	0.89% (f)	1.87%	25%	$310,093
(0.24)	$12.89	30.62%	1.03% (f)	0.89% (f)	2.46%	31%	$454,820

(0.42)	$8.25	1.55%	1.08% (d)	1.08% (d)	2.40% (d)	36%	$26,532
(0.69)	$8.54	4.76%	1.17%	1.15%	1.82%	83%	$25,298
(2.26)	$8.78	(1.21%)	1.32%	1.26%	1.53%	27%	$22,032
(2.03)	$11.20	13.81%	1.30%	1.15%	2.60%	25%	$17,893
(1.53)	$11.66	3.05%	1.29% (f)	1.14% (f)	1.77%	25%	$11,138
(0.21)	$12.84	30.21%	1.29% (f)	1.14% (f)	2.22%	31%	$6,516
Variable Portfolio Funds | Semiannual Report 2017	241

Financial Highlights
Variable Portfolio – Columbia Wanger International Equities Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$4.91	0.03	0.94	—	0.97	(0.05)	(0.52)
12/31/2016	$11.06	0.07	0.15	—	0.22	(0.15)	(6.22)
12/31/2015	$12.41	0.14	(0.25) (e)	—	(0.11)	(0.20)	(1.04)
12/31/2014	$14.10	0.15	(0.60)	—	(0.45)	(0.32)	(0.92)
12/31/2013	$12.06	0.16	2.45	—	2.61	(0.35)	(0.22)
12/31/2012	$10.22	0.17	2.01	0.00 (f)	2.18	(0.15)	(0.19)
Class 2
6/30/2017 (c)	$4.90	0.03	0.93	—	0.96	(0.05)	(0.52)
12/31/2016	$11.05	0.05	0.15	—	0.20	(0.13)	(6.22)
12/31/2015	$12.40	0.09	(0.23) (e)	—	(0.14)	(0.17)	(1.04)
12/31/2014	$14.09	0.12	(0.59)	—	(0.47)	(0.30)	(0.92)
12/31/2013	$12.06	0.12	2.45	—	2.57	(0.32)	(0.22)
12/31/2012	$10.22	0.13	2.03	0.00 (f)	2.16	(0.13)	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
(g)	The Fund received a payment from an affiliate which had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
242	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.57)	$5.31	19.94%	1.31% (d)	1.13% (d)	1.25% (d)	33%	$74,632
(6.37)	$4.91	(0.57%)	1.24%	1.11%	0.81%	92%	$62,245
(1.24)	$11.06	(1.39%)	1.14%	1.11%	1.15%	59%	$259,889
(1.24)	$12.41	(3.86%)	1.09%	1.00%	1.11%	32%	$678,682
(0.57)	$14.10	22.32%	1.12%	1.00%	1.23%	48%	$699,692
(0.34)	$12.06	21.76% (g)	1.11%	1.00%	1.49%	41%	$599,148

(0.57)	$5.29	19.71%	1.56% (d)	1.38% (d)	1.02% (d)	33%	$31,911
(6.35)	$4.90	(0.78%)	1.54%	1.36%	0.72%	92%	$24,465
(1.21)	$11.05	(1.64%)	1.42%	1.36%	0.76%	59%	$22,960
(1.22)	$12.40	(4.05%)	1.34%	1.25%	0.86%	32%	$19,279
(0.54)	$14.09	22.02%	1.37%	1.25%	0.96%	48%	$14,444
(0.32)	$12.06	21.48% (g)	1.36%	1.25%	1.19%	41%	$6,931
Variable Portfolio Funds | Semiannual Report 2017	243

Financial Highlights
Variable Portfolio – DFA International Value Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.34	0.17	0.82	0.99	(0.16)	—
12/31/2016	$8.91	0.25	0.46	0.71	(0.24)	(0.04)
12/31/2015	$10.03	0.22	(0.92)	(0.70)	(0.21)	(0.21)
12/31/2014	$11.55	0.28	(1.06)	(0.78)	(0.28)	(0.46)
12/31/2013	$9.87	0.24	1.70	1.94	(0.26)	—
12/31/2012	$8.63	0.22	1.22	1.44	(0.20)	—
Class 2
6/30/2017 (c)	$9.33	0.17	0.79	0.96	(0.14)	—
12/31/2016	$8.90	0.22	0.47	0.69	(0.22)	(0.04)
12/31/2015	$10.01	0.20	(0.92)	(0.72)	(0.18)	(0.21)
12/31/2014	$11.53	0.25	(1.06)	(0.81)	(0.25)	(0.46)
12/31/2013	$9.85	0.19	1.72	1.91	(0.23)	—
12/31/2012	$8.62	0.20	1.21	1.41	(0.18)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
244	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$10.17	10.58%	0.88% (d)	0.88% (d)	3.44% (d)	2%	$1,647,301
(0.28)	$9.34	8.33%	0.91% (e)	0.91% (e)	2.89%	17%	$2,000,961
(0.42)	$8.91	(7.40%)	0.98%	0.98%	2.25%	12%	$1,987,543
(0.74)	$10.03	(7.46%)	0.99%	0.89%	2.50%	13%	$1,508,393
(0.26)	$11.55	20.04%	1.00% (e)	0.89% (e)	2.27%	15%	$1,291,683
(0.20)	$9.87	17.01%	0.99% (e)	0.92% (e)	2.40%	16%	$1,580,912

(0.14)	$10.15	10.35%	1.14% (d)	1.14% (d)	3.45% (d)	2%	$16,016
(0.26)	$9.33	8.08%	1.16% (e)	1.16% (e)	2.52%	17%	$12,345
(0.39)	$8.90	(7.56%)	1.23%	1.23%	2.06%	12%	$10,494
(0.71)	$10.01	(7.71%)	1.24%	1.14%	2.25%	13%	$6,751
(0.23)	$11.53	19.80%	1.25% (e)	1.13% (e)	1.80%	15%	$5,321
(0.18)	$9.85	16.63%	1.24% (e)	1.17% (e)	2.23%	16%	$2,269
Variable Portfolio Funds | Semiannual Report 2017	245

Financial Highlights
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$7.74	0.15	(0.01)	0.14	(0.29)	—
12/31/2016	$7.75	0.33	0.45	0.78	(0.79)	—
12/31/2015	$9.52	0.36	(0.43)	(0.07)	(1.70)	—
12/31/2014	$9.97	0.35	(0.27)	0.08	(0.44)	(0.09)
12/31/2013	$10.09	0.40	0.00 (e)	0.40	(0.44)	(0.08)
12/31/2012	$9.93	0.45	0.28	0.73	(0.49)	(0.08)
Class 2
6/30/2017 (c)	$7.61	0.14	(0.01)	0.13	(0.27)	—
12/31/2016	$7.63	0.30	0.44	0.74	(0.76)	—
12/31/2015	$9.39	0.32	(0.41)	(0.09)	(1.67)	—
12/31/2014	$9.84	0.32	(0.26)	0.06	(0.42)	(0.09)
12/31/2013	$9.96	0.37	0.01	0.38	(0.42)	(0.08)
12/31/2012	$9.82	0.42	0.27	0.69	(0.47)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
246	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.29)	$7.59	1.83%	0.85% (d)	0.74% (d)	3.78% (d)	54%	$99,607
(0.79)	$7.74	10.56%	0.86%	0.75%	4.26%	66%	$97,843
(1.70)	$7.75	(1.41%)	0.81%	0.75%	3.82%	36%	$88,476
(0.53)	$9.52	0.81%	0.79%	0.72%	3.58%	42%	$521,302
(0.52)	$9.97	4.13%	0.79%	0.72%	4.01%	95%	$721,646
(0.57)	$10.09	7.59%	0.79%	0.72%	4.46%	41%	$776,324

(0.27)	$7.47	1.75%	1.10% (d)	0.99% (d)	3.54% (d)	54%	$42,787
(0.76)	$7.61	10.29%	1.11%	1.00%	4.01%	66%	$36,351
(1.67)	$7.63	(1.58%)	1.08%	1.00%	3.71%	36%	$30,923
(0.51)	$9.39	0.56%	1.04%	0.97%	3.34%	42%	$31,628
(0.50)	$9.84	3.92%	1.04%	0.97%	3.73%	95%	$28,919
(0.55)	$9.96	7.23%	1.04%	0.97%	4.24%	41%	$12,156
Variable Portfolio Funds | Semiannual Report 2017	247

Financial Highlights
Variable Portfolio – Jennison Mid Cap Growth Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$19.06	0.00 (d)	2.17	2.17
12/31/2016	$18.38	(0.02)	0.70	0.68
12/31/2015	$18.90	(0.04)	(0.48) (f)	(0.52)
12/31/2014	$17.28	(0.02)	1.64	1.62
12/31/2013	$13.50	(0.01)	3.79	3.78
12/31/2012	$11.59	0.06	1.85	1.91
Class 2
6/30/2017 (c)	$18.72	(0.02)	2.13	2.11
12/31/2016	$18.10	(0.07)	0.69	0.62
12/31/2015	$18.66	(0.08)	(0.48) (f)	(0.56)
12/31/2014	$17.11	(0.03)	1.58	1.55
12/31/2013	$13.40	(0.05)	3.76	3.71
12/31/2012	$11.54	0.05	1.81	1.86

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
248	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$21.23	11.39%	0.89% (e)	0.88% (e)	0.05% (e)	22%	$461,230
$19.06	3.70%	0.90%	0.88%	(0.11%)	36%	$411,066
$18.38	(2.75%)	0.89%	0.88%	(0.20%)	34%	$217,012
$18.90	9.37%	0.88%	0.86%	(0.13%)	42%	$681,556
$17.28	28.00%	0.87% (g)	0.83% (g)	(0.09%)	37%	$965,195
$13.50	16.48%	0.87%	0.82%	0.49%	47%	$1,039,067

$20.83	11.27%	1.14% (e)	1.13% (e)	(0.20%) (e)	22%	$16,815
$18.72	3.43%	1.15%	1.13%	(0.38%)	36%	$13,635
$18.10	(3.00%)	1.15%	1.13%	(0.42%)	34%	$12,750
$18.66	9.06%	1.13%	1.12%	(0.19%)	42%	$7,891
$17.11	27.69%	1.13% (g)	1.08% (g)	(0.33%)	37%	$5,297
$13.40	16.12%	1.12%	1.07%	0.36%	47%	$2,333
Variable Portfolio Funds | Semiannual Report 2017	249

Financial Highlights
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$20.25	0.04	3.35	3.39
12/31/2016	$20.75	0.02	(0.52)	(0.50)
12/31/2015	$19.54	(0.00) (e)	1.21	1.21
12/31/2014	$17.70	(0.00) (e)	1.84	1.84
12/31/2013	$12.96	0.01	4.73	4.74
12/31/2012	$11.41	0.04	1.51	1.55
Class 2
6/30/2017 (c)	$19.91	0.01	3.29	3.30
12/31/2016	$20.44	(0.03)	(0.50)	(0.53)
12/31/2015	$19.31	(0.05)	1.18	1.13
12/31/2014	$17.53	(0.05)	1.83	1.78
12/31/2013	$12.87	(0.03)	4.69	4.66
12/31/2012	$11.36	0.02	1.49	1.51

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
250	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.64	16.74%	0.77% (d)	0.77% (d)	0.33% (d)	105%	$1,456,013
$20.25	(2.41%)	0.77%	0.77%	0.10%	91%	$972,895
$20.75	6.19%	0.76%	0.76%	(0.01%)	64%	$1,453,564
$19.54	10.40%	0.76%	0.76%	(0.02%)	71%	$1,522,909
$17.70	36.57%	0.76%	0.76%	0.07%	69%	$1,326,310
$12.96	13.58%	0.75%	0.75%	0.31%	63%	$1,685,695

$23.21	16.57%	1.03% (d)	1.03% (d)	0.05% (d)	105%	$8,663
$19.91	(2.59%)	1.02%	1.02%	(0.15%)	91%	$7,076
$20.44	5.85%	1.01%	1.01%	(0.26%)	64%	$6,258
$19.31	10.15%	1.01%	1.01%	(0.27%)	71%	$4,383
$17.53	36.21%	1.01%	1.01%	(0.19%)	69%	$2,663
$12.87	13.29%	1.00%	1.00%	0.16%	63%	$1,367
Variable Portfolio Funds | Semiannual Report 2017	251

Financial Highlights
Variable Portfolio – MFS® Value Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$21.22	0.24	1.68	1.92
12/31/2016	$18.61	0.37	2.24	2.61
12/31/2015	$18.75	0.59 (e)	(0.73)	(0.14)
12/31/2014	$16.99	0.31	1.45	1.76
12/31/2013	$12.51	0.25	4.23	4.48
12/31/2012	$10.76	0.24	1.51	1.75
Class 2
6/30/2017 (c)	$20.88	0.21	1.65	1.86
12/31/2016	$18.36	0.33	2.19	2.52
12/31/2015	$18.54	0.59 (f)	(0.77)	(0.18)
12/31/2014	$16.84	0.26	1.44	1.70
12/31/2013	$12.43	0.22	4.19	4.41
12/31/2012	$10.72	0.22	1.49	1.71

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
252	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.14	9.05%	0.74% (d)	0.74% (d)	2.21% (d)	6%	$2,175,086
$21.22	14.03%	0.74%	0.74%	1.89%	23%	$1,995,300
$18.61	(0.75%)	0.73%	0.73%	3.14%	16%	$1,925,986
$18.75	10.36%	0.73%	0.73%	1.75%	13%	$2,364,990
$16.99	35.81%	0.74%	0.74%	1.71%	18%	$2,327,134
$12.51	16.26%	0.75%	0.74%	2.05%	15%	$1,846,204

$22.74	8.91%	0.99% (d)	0.99% (d)	1.96% (d)	6%	$40,766
$20.88	13.73%	1.00%	1.00%	1.71%	23%	$33,917
$18.36	(0.97%)	0.99%	0.99%	3.15%	16%	$19,747
$18.54	10.09%	0.98%	0.98%	1.48%	13%	$13,953
$16.84	35.48%	0.99%	0.99%	1.45%	18%	$7,900
$12.43	15.95%	1.00%	0.99%	1.85%	15%	$2,766
Variable Portfolio Funds | Semiannual Report 2017	253

Financial Highlights
Variable Portfolio – Morgan Stanley Advantage Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
6/30/2017 (c)	$20.50	(0.01)	3.37	3.36
12/31/2016	$19.85	0.08	0.57	0.65
12/31/2015	$18.60	0.71 (e)	0.54	1.25
12/31/2014	$17.33	0.05	1.22	1.27
12/31/2013	$13.20	0.05	4.08	4.13
12/31/2012	$11.78	0.10	1.32	1.42
Class 2
6/30/2017 (c)	$20.17	(0.04)	3.31	3.27
12/31/2016	$19.57	0.03	0.57	0.60
12/31/2015	$18.39	0.59 (f)	0.59	1.18
12/31/2014	$17.18	0.00 (g)	1.21	1.21
12/31/2013	$13.12	0.01	4.05	4.06
12/31/2012	$11.73	0.07	1.32	1.39

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.64 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
254	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$23.86	16.39%	0.76% (d)	0.76% (d)	(0.09%) (d)	25%	$1,619,513
$20.50	3.27%	0.78%	0.78%	0.42%	130%	$1,063,778
$19.85	6.72%	0.76%	0.76%	3.63%	27%	$1,209,405
$18.60	7.33%	0.76%	0.76%	0.27%	18%	$1,374,918
$17.33	31.29%	0.76%	0.76%	0.33%	116%	$1,604,396
$13.20	12.05%	0.75%	0.74%	0.75%	81%	$1,676,931

$23.44	16.21%	1.01% (d)	1.01% (d)	(0.34%) (d)	25%	$8,453
$20.17	3.07%	1.03%	1.03%	0.16%	130%	$6,769
$19.57	6.42%	1.01%	1.01%	3.08%	27%	$7,758
$18.39	7.04%	1.01%	1.01%	0.03%	18%	$5,944
$17.18	30.95%	1.01%	1.01%	0.08%	116%	$4,955
$13.12	11.85%	1.00%	0.99%	0.56%	81%	$3,365
Variable Portfolio Funds | Semiannual Report 2017	255

Financial Highlights
Variable Portfolio – Oppenheimer International Growth Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.70	0.09	1.56	1.65	(0.05)	(1.08)
12/31/2016	$11.36	0.15	(0.54)	(0.39)	(0.15)	(0.12)
12/31/2015	$12.46	0.17	(0.41)	(0.24)	(0.17)	(0.69)
12/31/2014	$13.63	0.20	(0.11)	0.09	(0.24)	(1.02)
12/31/2013	$11.79	0.17	2.03	2.20	(0.21)	(0.15)
12/31/2012	$10.54	0.15	1.46	1.61	(0.14)	(0.22)
Class 2
6/30/2017 (c)	$10.66	0.09	1.54	1.63	(0.03)	(1.08)
12/31/2016	$11.32	0.12	(0.53)	(0.41)	(0.13)	(0.12)
12/31/2015	$12.42	0.13	(0.40)	(0.27)	(0.14)	(0.69)
12/31/2014	$13.60	0.16	(0.11)	0.05	(0.21)	(1.02)
12/31/2013	$11.76	0.12	2.05	2.17	(0.18)	(0.15)
12/31/2012	$10.53	0.11	1.47	1.58	(0.13)	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
256	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.13)	$11.22	15.46%	0.97% (d)	0.96% (d)	1.58% (d)	10%	$1,637,211
(0.27)	$10.70	(3.47%)	0.96%	0.96%	1.37%	94%	$2,270,612
(0.86)	$11.36	(2.27%)	0.97%	0.97%	1.38%	19%	$2,299,811
(1.26)	$12.46	0.19%	0.98%	0.98%	1.53%	23%	$2,116,606
(0.36)	$13.63	19.13%	0.98%	0.98%	1.39%	30%	$1,926,293
(0.36)	$11.79	15.74%	0.98%	0.97%	1.34%	28%	$1,982,101

(1.11)	$11.18	15.31%	1.23% (d)	1.22% (d)	1.64% (d)	10%	$27,052
(0.25)	$10.66	(3.66%)	1.21%	1.21%	1.11%	94%	$21,570
(0.83)	$11.32	(2.54%)	1.22%	1.22%	1.09%	19%	$20,973
(1.23)	$12.42	(0.08%)	1.23%	1.23%	1.23%	23%	$12,163
(0.33)	$13.60	18.89%	1.24%	1.24%	0.95%	30%	$6,813
(0.35)	$11.76	15.35%	1.23%	1.22%	1.03%	28%	$3,080
Variable Portfolio Funds | Semiannual Report 2017	257

Financial Highlights
Variable Portfolio – Partners Core Bond Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.82	0.13	0.11	0.24	(0.25)	(0.01)
12/31/2016	$10.80	0.25	0.02	0.27	(0.23)	(0.02)
12/31/2015	$10.94	0.24	(0.14)	0.10	(0.21)	(0.03)
12/31/2014	$10.61	0.24	0.32	0.56	(0.22)	(0.01)
12/31/2013	$11.11	0.22	(0.47)	(0.25)	(0.23)	(0.02)
12/31/2012	$10.91	0.26	0.24	0.50	(0.27)	(0.03)
Class 2
6/30/2017 (c)	$10.77	0.12	0.12	0.24	(0.23)	(0.01)
12/31/2016	$10.75	0.22	0.03	0.25	(0.21)	(0.02)
12/31/2015	$10.90	0.21	(0.15)	0.06	(0.18)	(0.03)
12/31/2014	$10.57	0.21	0.33	0.54	(0.20)	(0.01)
12/31/2013	$11.07	0.19	(0.47)	(0.28)	(0.20)	(0.02)
12/31/2012	$10.87	0.23	0.25	0.48	(0.25)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
258	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	$10.80	2.25%	0.56% (d)	0.56% (d)	2.38% (d)	118%	$3,343,805
(0.25)	$10.82	2.48%	0.56%	0.56%	2.27%	17%	$3,343,966
(0.24)	$10.80	0.88%	0.57%	0.56%	2.18%	20%	$3,363,421
(0.23)	$10.94	5.35%	0.57%	0.56%	2.23%	11%	$2,940,311
(0.25)	$10.61	(2.23%)	0.57%	0.57%	2.03%	16%	$3,112,418
(0.30)	$11.11	4.63%	0.58%	0.58%	2.33%	14%	$2,817,256

(0.24)	$10.77	2.20%	0.81% (d)	0.81% (d)	2.13% (d)	118%	$10,833
(0.23)	$10.77	2.23%	0.82%	0.81%	2.03%	17%	$10,146
(0.21)	$10.75	0.54%	0.82%	0.81%	1.94%	20%	$6,999
(0.21)	$10.90	5.11%	0.82%	0.81%	1.98%	11%	$5,070
(0.22)	$10.57	(2.49%)	0.82%	0.82%	1.77%	16%	$4,720
(0.28)	$11.07	4.47%	0.83%	0.83%	2.07%	14%	$5,837
Variable Portfolio Funds | Semiannual Report 2017	259

Financial Highlights
Variable Portfolio – Partners Small Cap Growth Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$18.48	(0.03)	1.63	1.60
12/31/2016	$17.33	(0.04)	1.19	1.15
12/31/2015	$18.25	(0.04)	(0.88)	(0.92)
12/31/2014	$18.30	(0.08)	0.03	(0.05)
12/31/2013	$13.05	(0.03)	5.28	5.25
12/31/2012	$11.74	0.04	1.27	1.31
Class 2
6/30/2017 (c)	$18.17	(0.06)	1.61	1.55
12/31/2016	$17.08	(0.08)	1.17	1.09
12/31/2015	$18.04	(0.08)	(0.88)	(0.96)
12/31/2014	$18.13	(0.12)	0.03	(0.09)
12/31/2013	$12.96	(0.08)	5.25	5.17
12/31/2012	$11.68	0.03	1.25	1.28

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
260	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$20.08	8.66%	0.94% (d)	0.93% (d)	(0.35%) (d)	74%	$604,914
$18.48	6.64%	0.98%	0.94%	(0.25%)	90%	$611,339
$17.33	(5.04%)	1.02%	0.96%	(0.20%)	63%	$609,772
$18.25	(0.27%)	1.02%	0.96%	(0.46%)	43%	$536,791
$18.30	40.23%	1.03%	0.96%	(0.19%)	53%	$622,614
$13.05	11.16%	1.03%	0.99%	0.33%	70%	$510,214

$19.72	8.53%	1.19% (d)	1.18% (d)	(0.60%) (d)	74%	$6,130
$18.17	6.38%	1.23%	1.19%	(0.50%)	90%	$5,031
$17.08	(5.32%)	1.27%	1.21%	(0.46%)	63%	$4,734
$18.04	(0.50%)	1.27%	1.21%	(0.70%)	43%	$3,355
$18.13	39.89%	1.28%	1.21%	(0.48%)	53%	$2,841
$12.96	10.96%	1.28%	1.24%	0.21%	70%	$1,252
Variable Portfolio Funds | Semiannual Report 2017	261

Financial Highlights
Variable Portfolio – Pyramis® International Equity Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.91	0.15	1.25	1.40	(0.16)	—
12/31/2016	$10.48	0.20	(0.54)	(0.34)	(0.23)	—
12/31/2015	$10.99	0.15	(0.16)	(0.01)	(0.16)	(0.34)
12/31/2014	$12.99	0.23	(0.99)	(0.76)	(0.22)	(1.02)
12/31/2013	$11.24	0.20	2.12	2.32	(0.27)	(0.30)
12/31/2012	$9.65	0.23	1.73	1.96	(0.21)	(0.16)
Class 2
6/30/2017 (c)	$9.86	0.14	1.24	1.38	(0.15)	—
12/31/2016	$10.43	0.18	(0.54)	(0.36)	(0.21)	—
12/31/2015	$10.94	0.13	(0.16)	(0.03)	(0.14)	(0.34)
12/31/2014	$12.95	0.19	(0.99)	(0.80)	(0.19)	(1.02)
12/31/2013	$11.21	0.14	2.15	2.29	(0.25)	(0.30)
12/31/2012	$9.63	0.19	1.74	1.93	(0.19)	(0.16)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
262	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$11.15	14.20%	0.95% (d)	0.95% (d)	2.84% (d)	33%	$2,616,242
(0.23)	$9.91	(3.24%)	0.97%	0.96%	2.04%	50%	$2,317,135
(0.50)	$10.48	(0.41%)	0.97%	0.97%	1.37%	52%	$2,317,553
(1.24)	$10.99	(6.73%)	0.99%	0.99%	1.86%	55%	$1,523,162
(0.57)	$12.99	21.51%	1.00%	1.00%	1.64%	78%	$1,427,986
(0.37)	$11.24	20.92%	1.01%	0.98%	2.19%	66%	$1,195,137

(0.15)	$11.09	14.03%	1.20% (d)	1.20% (d)	2.59% (d)	33%	$7,724
(0.21)	$9.86	(3.44%)	1.22%	1.21%	1.85%	50%	$6,722
(0.48)	$10.43	(0.60%)	1.22%	1.22%	1.13%	52%	$7,749
(1.21)	$10.94	(7.02%)	1.24%	1.24%	1.60%	55%	$4,652
(0.55)	$12.95	21.27%	1.25%	1.25%	1.16%	78%	$3,282
(0.35)	$11.21	20.59%	1.26%	1.24%	1.88%	66%	$1,297
Variable Portfolio Funds | Semiannual Report 2017	263

Financial Highlights
Variable Portfolio – T. Rowe Price Large Cap Value Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$19.62	0.19	1.10	1.29
12/31/2016	$17.16	0.41	2.05	2.46
12/31/2015	$18.69	0.42	(1.95)	(1.53)
12/31/2014	$17.03	0.38	1.28	1.66
12/31/2013	$13.29	0.39	3.35	3.74
12/31/2012	$11.66	0.38	1.25	1.63
Class 2
6/30/2017 (c)	$19.30	0.16	1.08	1.24
12/31/2016	$16.92	0.36	2.02	2.38
12/31/2015	$18.48	0.37	(1.93)	(1.56)
12/31/2014	$16.87	0.33	1.28	1.61
12/31/2013	$13.21	0.35	3.31	3.66
12/31/2012	$11.61	0.35	1.25	1.60

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
264	Variable Portfolio Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$20.91	6.57%	0.73% (d)	0.73% (d)	1.83% (d)	15%	$2,375,795
$19.62	14.34%	0.75%	0.75%	2.30%	108%	$2,168,289
$17.16	(8.19%)	0.75%	0.75%	2.32%	59%	$1,894,441
$18.69	9.75%	0.74%	0.74%	2.10%	32%	$2,105,199
$17.03	28.14%	0.75%	0.75%	2.58%	29%	$2,058,095
$13.29	13.98%	0.75%	0.75%	2.98%	42%	$1,843,656

$20.54	6.42%	0.98% (d)	0.98% (d)	1.60% (d)	15%	$13,850
$19.30	14.07%	1.00%	1.00%	2.05%	108%	$10,555
$16.92	(8.44%)	1.00%	1.00%	2.06%	59%	$8,459
$18.48	9.54%	0.99%	0.99%	1.85%	32%	$9,505
$16.87	27.71%	1.00%	1.00%	2.29%	29%	$6,908
$13.21	13.78%	1.00%	1.00%	2.75%	42%	$3,883
Variable Portfolio Funds | Semiannual Report 2017	265

Financial Highlights
Variable Portfolio – TCW Core Plus Bond Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.48	0.10	0.12	0.22	(0.17)	(0.04)
12/31/2016	$10.40	0.17	0.08	0.25	(0.13)	(0.04)
12/31/2015	$10.47	0.14	(0.12)	0.02	(0.09)	(0.00) (e)
12/31/2014	$10.02	0.16	0.36	0.52	(0.07)	—
12/31/2013	$10.48	0.09	(0.32)	(0.23)	(0.08)	(0.15)
12/31/2012	$10.62	0.07	0.17	0.24	(0.20)	(0.18)
Class 2
6/30/2017 (c)	$10.44	0.09	0.12	0.21	(0.15)	(0.04)
12/31/2016	$10.36	0.15	0.08	0.23	(0.11)	(0.04)
12/31/2015	$10.43	0.12	(0.13)	(0.01)	(0.06)	(0.00) (e)
12/31/2014	$9.99	0.14	0.34	0.48	(0.04)	—
12/31/2013	$10.44	0.06	(0.31)	(0.25)	(0.05)	(0.15)
12/31/2012	$10.59	0.04	0.17	0.21	(0.18)	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
266	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.21)	$10.49	2.13%	0.55% (d)	0.55% (d)	1.87% (d)	152%	$3,050,340
(0.17)	$10.48	2.41%	0.56%	0.55%	1.61%	276%	$3,079,179
(0.09)	$10.40	0.19%	0.58%	0.56%	1.35%	351%	$3,154,641
(0.07)	$10.47	5.15%	0.60%	0.58%	1.57%	448%	$2,130,226
(0.23)	$10.02	(2.19%)	0.61%	0.61%	0.85%	1,233%	$1,247,945
(0.38)	$10.48	2.32%	0.62%	0.60%	0.69%	1,142%	$1,479,732

(0.19)	$10.46	1.98%	0.80% (d)	0.80% (d)	1.62% (d)	152%	$6,605
(0.15)	$10.44	2.17%	0.81%	0.80%	1.38%	276%	$6,052
(0.06)	$10.36	(0.06%)	0.83%	0.81%	1.10%	351%	$4,137
(0.04)	$10.43	4.81%	0.85%	0.83%	1.33%	448%	$3,147
(0.20)	$9.99	(2.36%)	0.86%	0.86%	0.60%	1,233%	$3,260
(0.36)	$10.44	2.05%	0.87%	0.85%	0.40%	1,142%	$3,684
Variable Portfolio Funds | Semiannual Report 2017	267

Financial Highlights
Variable Portfolio – Wells Fargo Short Duration Government Fund
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$10.08	0.05	0.01	0.06	(0.10)	(0.00) (d)
12/31/2016	$10.11	0.09	0.02	0.11	(0.10)	(0.04)
12/31/2015	$10.18	0.07	(0.04)	0.03	(0.10)	—
12/31/2014	$10.14	0.05	0.04	0.09	(0.05)	—
12/31/2013	$10.33	0.05	(0.06)	(0.01)	(0.10)	(0.08)
12/31/2012	$10.32	0.11	0.10	0.21	(0.12)	(0.08)
Class 2
6/30/2017 (c)	$10.04	0.04	0.00 (d)	0.04	(0.07)	(0.00) (d)
12/31/2016	$10.07	0.06	0.02	0.08	(0.07)	(0.04)
12/31/2015	$10.14	0.04	(0.03)	0.01	(0.08)	—
12/31/2014	$10.09	0.03	0.04	0.07	(0.02)	—
12/31/2013	$10.29	0.02	(0.07)	(0.05)	(0.07)	(0.08)
12/31/2012	$10.29	0.08	0.10	0.18	(0.10)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
268	Variable Portfolio Funds | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$10.04	0.60%	0.50% (e)	0.50% (e)	1.01% (e)	173%	$991,072
(0.14)	$10.08	1.03%	0.56%	0.55%	0.86%	343%	$1,056,643
(0.10)	$10.11	0.32%	0.60%	0.60%	0.64%	375%	$1,197,705
(0.05)	$10.18	0.86%	0.59%	0.59%	0.54%	445%	$2,321,423
(0.18)	$10.14	(0.14%)	0.59%	0.59%	0.47%	282%	$2,455,893
(0.20)	$10.33	2.01%	0.60%	0.59%	1.03%	356%	$2,106,703

(0.07)	$10.01	0.45%	0.75% (e)	0.75% (e)	0.76% (e)	173%	$20,166
(0.11)	$10.04	0.78%	0.80%	0.80%	0.63%	343%	$22,083
(0.08)	$10.07	0.07%	0.86%	0.85%	0.40%	375%	$13,574
(0.02)	$10.14	0.71%	0.84%	0.84%	0.31%	445%	$6,479
(0.15)	$10.09	(0.49%)	0.84%	0.84%	0.23%	282%	$2,460
(0.18)	$10.29	1.76%	0.85%	0.84%	0.76%	356%	$2,189
Variable Portfolio Funds | Semiannual Report 2017	269

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – U.S. Equities Fund; Variable Portfolio – American Century Diversified Bond Fund; Variable Portfolio – CenterSquare Real Estate Fund; Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – DFA International Value Fund; Variable Portfolio – Eaton Vance Floating-Rate Income Fund; Variable Portfolio – Jennison Mid Cap Growth Fund; Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (formerly known as Variable Portfolio — Nuveen Winslow Large Cap Growth Fund); Variable Portfolio – MFS® Value Fund; Variable Portfolio – Morgan Stanley Advantage Fund; Variable Portfolio – Oppenheimer International Growth Fund; Variable Portfolio – Partners Core Bond Fund (formerly known as Variable Portfolio — J.P. Morgan Core Bond Fund); Variable Portfolio – Partners Small Cap Growth Fund; Variable Portfolio – Pyramis® International Equity Fund; Variable Portfolio – T. Rowe Price Large Cap Value Fund; Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund. Effective May 1, 2017, Variable Portfolio — J.P. Morgan Core Bond Fund was renamed Variable Portfolio — Partners Core Bond Fund and Variable Portfolio — Nuveen Winslow Large Cap Growth Fund was renamed Variable Portfolio — Los Angeles Capital Large Cap Growth Fund.
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
270	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Variable Portfolio Funds | Semiannual Report 2017	271

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
272	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Variable Portfolio — American Century Diversified Bond Fund Variable Portfolio — TCW Core Plus Bond Fund
To shift foreign currency exposure back to U.S. dollars	Variable Portfolio — American Century Diversified Bond Fund Variable Portfolio — TCW Core Plus Bond Fund
To shift investment exposure from one currency to another	Variable Portfolio — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	Variable Portfolio — American Century Diversified Bond Fund Variable Portfolio — TCW Core Plus Bond Fund
To generate interest rate differential yield	Variable Portfolio — American Century Diversified Bond Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2017	273

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To produce incremental earnings	Variable Portfolio — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	Variable Portfolio — American Century Diversified Bond Fund Variable Portfolio — TCW Core Plus Bond Fund Variable Portfolio — Wells Fargo Short Duration Government Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — U.S. Equities Fund Variable Portfolio — Pyramis® International Equity Fund
To manage exposure to the securities market	Variable Portfolio — Pyramis® International Equity Fund
To manage exposure to movements in interest rates	Variable Portfolio — American Century Diversified Bond Fund Variable Portfolio — TCW Core Plus Bond Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
274	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	Variable Portfolio — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure	Variable Portfolio — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a credit sector	Variable Portfolio — American Century Diversified Bond Fund
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Variable Portfolio Funds | Semiannual Report 2017	275

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – U.S. Equities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	28,248*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	525,273

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	58,202
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	5,545,598

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Variable Portfolio – American Century Diversified Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	417,083*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	427,093
Interest rate risk	Net assets — unrealized appreciation on futures contracts	101,800*
Total		945,976

276	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	346,817
Interest rate risk	Net assets — unrealized depreciation on futures contracts	459,599*
Total		806,416

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	318,785	318,785
Foreign exchange risk	(3,532,471)	—	—	(3,532,471)
Interest rate risk	—	(2,088,132)	—	(2,088,132)
Total	(3,532,471)	(2,088,132)	318,785	(5,301,818)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	417,083	417,083
Foreign exchange risk	(1,148,979)	—	—	(1,148,979)
Interest rate risk	—	93,051	—	93,052
Total	(1,148,979)	93,051	417,083	(638,844)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	138,322,344
Futures contracts — short	60,781,406
Credit default swap contracts — sell protection	14,900,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	220,920	(310,575)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Variable Portfolio Funds | Semiannual Report 2017	277

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Variable Portfolio – Pyramis® International Equity Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	426,527*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,383,043

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(76,954)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	73,985,100

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Variable Portfolio – TCW Core Plus Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	374,324
Interest rate risk	Net assets — unrealized appreciation on futures contracts	189,864*
Total		564,188

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	98,755
Interest rate risk	Net assets — unrealized depreciation on futures contracts	831,855*
Total		930,610

278	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,647,768

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	275,569	—	275,569
Interest rate risk	—	(1,026)	(1,026)
Total	275,569	(1,026)	274,543
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	458,287,513
Futures contracts — short	93,290,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	187,162	(49,378)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Variable Portfolio – Wells Fargo Short Duration Government Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	265,691*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	218,365*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2017	279

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Credit risk	(209,358)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(119,811)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	179,071,423
Futures contracts — short	79,812,235

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Variable Portfolio – American Century Diversified Bond Fund
	Goldman Sachs ($)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	92,430	—	—	92,430
Forward foreign currency exchange contracts	—	427,093	—	427,093
Total assets	92,430	427,093	—	519,523
Liabilities
Forward foreign currency exchange contracts	—	298,209	48,608	346,817
Total liabilities	—	298,209	48,608	346,817
Total financial and derivative net assets	92,430	128,884	(48,608)	172,706
Total collateral received (pledged) (b)	—	—	—	—
Net amount (c)	92,430	128,884	(48,608)	172,706

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Variable Portfolio – TCW Core Plus Bond Fund
Goldman Sachs ($)
Assets
Forward foreign currency exchange contracts	374,324
Liabilities
Forward foreign currency exchange contracts	98,755
Total financial and derivative net assets	275,569
Total collateral received (pledged) (a)	—
Net amount (b)	275,569

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
Columbia Variable Portfolio – U.S. Equities Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Variable Portfolio – MFS® Value Fund, Variable Portfolio – Morgan Stanley Advantage Fund, Variable Portfolio – Partners Small Cap Growth Fund and Variable Portfolio – T. Rowe Price Large Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – CenterSquare Real Estate Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Oppenheimer International Growth Fund, Variable Portfolio – Partners Core Bond Fund, Variable Portfolio – Pyramis® International Equity Fund, Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund intend to qualify each year as separate “regulated
Variable Portfolio Funds | Semiannual Report 2017	283

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to Subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Oppenheimer International Growth Fund and Variable Portfolio – Pyramis® International Equity Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – CenterSquare Real Estate Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Partners Core Bond Fund, Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund,
284	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
as described below, has entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreement note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2017 was as follows:
	High (%)	Low (%)	Effective management services fee (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.870	0.750	0.837
Variable Portfolio – American Century Diversified Bond Fund	0.550	0.415	0.485
Variable Portfolio – CenterSquare Real Estate Fund	0.750	0.660	0.750
Variable Portfolio – Columbia Wanger International Equities Fund	1.030	0.770	1.030
Variable Portfolio – DFA International Value Fund	0.870	0.670	0.800
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.700	0.570	0.700
Variable Portfolio – Jennison Mid Cap Growth Fund	0.810	0.680	0.810
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	0.710	0.530	0.703
Variable Portfolio – MFS® Value Fund	0.710	0.530	0.672
Variable Portfolio – Morgan Stanley Advantage Fund	0.710	0.530	0.689
Variable Portfolio – Oppenheimer International Growth Fund	0.930	0.750	0.888
Variable Portfolio – Partners Core Bond Fund	0.500	0.340	0.490
Variable Portfolio – Partners Small Cap Growth Fund	0.870	0.750	0.859
Variable Portfolio – Pyramis® International Equity Fund	0.930	0.750	0.873
Variable Portfolio – T. Rowe Price Large Cap Value Fund	0.710	0.530	0.663
Variable Portfolio – TCW Core Plus Bond Fund	0.500	0.340	0.478
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.430	0.280	0.427
Variable Portfolio Funds | Semiannual Report 2017	285

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Subadvisory agreement
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser
Columbia Variable Portfolio — U.S. Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — CenterSquare Real Estate Fund	CenterSquare Investment Management, Inc.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors LP
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.(b)
Variable Portfolio — MFS® Value Fund	Massachusetts Financial Services Company
Variable Portfolio — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio — Oppenheimer International Growth Fund	OppenheimerFunds, Inc.
Variable Portfolio — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated(c)
Variable Portfolio — Partners Small Cap Growth Fund	BMO Asset Management Corp.(d) Kennedy Capital Management, Inc. Wells Capital Management Incorporated
Variable Portfolio — Pyramis® International Equity Fund	FIAM LLC (doing business as Pyramis Global Advisors)
Variable Portfolio — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
Variable Portfolio — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
(a)	A wholly-owned subsidiary of the Investment Manager.
(b)	Effective May 1, 2017, the Investment Manager entered into a Subadvisory Agreement with Los Angeles Capital Management and Equity Research, Inc. to serve as the subadviser to the Fund. Prior to May 1, 2017, Winslow Capital Management, LLC served as the subadviser to the Fund.
(c)	Effective May 1, 2017, the Investment Manager entered into a Subadvisory Agreement with Wells Capital Management Incorporated to serve as a subadviser to the Fund.
(d)	Effective May 1, 2017, the Investment Manager entered into a Subadvisory Agreement with BMO Asset Management Corp. to serve as a subadviser to the Fund. Prior to May 1, 2017, London Company of Virginia, doing business as The London Company, served as a subadviser to the Fund.
For Variable Portfolio — Partners Core Bond Fund and Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Funds and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
286	Variable Portfolio Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transactions with affiliates
For the six months ended June 30, 2017, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Variable Portfolio – Columbia Wanger International Equities Fund	127,326	—	—
Variable Portfolio – MFS® Value Fund	684,787	—	—
Variable Portfolio – Oppenheimer International Growth Fund	—	941,210	(289,164)
Variable Portfolio – Pyramis® International Equity Fund	12,119,934	6,040,824	103,534
Service fees
Effective July 1, 2017, each Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Transfer agency fees
Prior to July 1, 2017, each Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of each Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, each Fund no longer pays a transfer agency fee.
Distribution fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018		Prior to May 1, 2017
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
Columbia Variable Portfolio — U.S. Equities Fund	0.88%	1.13%	0.93%	1.18%
Variable Portfolio — American Century Diversified Bond Fund	0.57	0.82	0.56	0.81
Variable Portfolio — CenterSquare Real Estate Fund	0.94	1.19	0.84	1.09
Variable Portfolio — Columbia Wanger International Equities Fund	1.16	1.41	1.11	1.36
Variable Portfolio — DFA International Value Fund	0.99	1.24	0.99	1.24
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.73	0.98	0.75	1.00
Variable Portfolio — Jennison Mid Cap Growth Fund	0.88	1.13	0.88	1.13
Variable Portfolio — Los Angeles Capital Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — MFS® Value Fund	0.75	1.00	0.77	1.02
Variable Portfolio — Morgan Stanley Advantage Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Oppenheimer International Growth Fund	0.96	1.21	1.00	1.25
Variable Portfolio — Partners Core Bond Fund	0.56	0.81	0.56	0.81
Variable Portfolio — Partners Small Cap Growth Fund	0.93	1.18	0.93	1.18
Variable Portfolio — Pyramis® International Equity Fund	0.96	1.21	0.96	1.21
Variable Portfolio — T. Rowe Price Large Cap Value Fund	0.76	1.01	0.76	1.01
Variable Portfolio — TCW Core Plus Bond Fund	0.56	0.81	0.59	0.84
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.53	0.78	0.56	0.81
Variable Portfolio - Wells Fargo Short Duration Government Fund had a contractual expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were 0.55% for Class 1 shares and 0.80% for Class 2 shares under the contractual expense reimbursement arrangement. The expense caps listed in the above table were effective July 1, 2017.
Variable Portfolio - American Century Diversified Bond Fund, Variable Portfolio - CenterSquare Real Estate Fund, Variable Portfolio - Columbia Wanger International Equities Fund, Variable Portfolio - DFA International Value Fund, Variable Portfolio - Jennison Mid Cap Growth Fund, Variable Portfolio - Los Angeles Capital Large Cap Growth Fund, Variable Portfolio - Morgan Stanley Advantage Fund, Variable Portfolio - Partners Core Bond Fund, Variable Portfolio - Partners Small Cap Growth Fund, Variable Portfolio - Pyramis® International Equity Fund and Variable Portfolio - T. Rowe Price Large Cap Value Fund each had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Variable Portfolio – American Century Diversified Bond Fund	4,315,322,000	86,084,000	(24,581,000)	61,503,000
Variable Portfolio – CenterSquare Real Estate Fund	438,542,000	20,314,000	(22,451,000)	(2,137,000)
Variable Portfolio – Columbia Wanger International Equities Fund	91,838,000	15,710,000	(1,367,000)	14,343,000
Variable Portfolio – DFA International Value Fund	1,566,735,000	215,403,000	(125,863,000)	89,540,000
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	144,320,000	2,584,000	(2,139,000)	445,000
Variable Portfolio – Oppenheimer International Growth Fund	1,490,770,000	237,304,000	(61,388,000)	175,916,000
Variable Portfolio – Partners Core Bond Fund	3,486,659,000	56,771,000	(14,553,000)	42,218,000
Variable Portfolio – Pyramis® International Equity Fund	2,380,675,000	281,937,000	(52,529,000)	229,408,000
Variable Portfolio – TCW Core Plus Bond Fund	3,363,369,000	28,448,000	(21,655,000)	6,793,000
Variable Portfolio – Wells Fargo Short Duration Government Fund	1,022,358,000	1,452,000	(3,556,000)	(2,104,000)
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Variable Portfolio – DFA International Value Fund	—	—	—	3,313,847	15,789,313	19,103,160
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	—	—	—	—	16,705,165	16,705,165
Variable Portfolio – Pyramis® International Equity Fund	—	—	—	76,418,520	36,058,277	112,476,797
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 5. Portfolio information
For the six months ended June 30, 2017, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – U.S. Equities Fund	509,846,754	640,738,821	—	—
Variable Portfolio – American Century Diversified Bond Fund	3,550,698,299	3,788,154,163	2,955,126,267	3,244,913,427
Variable Portfolio – CenterSquare Real Estate Fund	163,611,590	152,436,796	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	32,189,277	30,630,958	—	—
Variable Portfolio – DFA International Value Fund	44,502,462	555,721,096	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	77,789,927	70,798,455	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund	95,357,576	95,153,426	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	1,509,424,015	1,191,564,979	—	—
Variable Portfolio – MFS® Value Fund	155,369,011	117,172,746	—	—
Variable Portfolio – Morgan Stanley Advantage Fund	659,150,866	334,736,543	—	—
Variable Portfolio – Oppenheimer International Growth Fund	196,794,716	1,093,892,498	—	—
Variable Portfolio – Partners Core Bond Fund	4,003,902,274	3,906,207,067	3,040,660,378	3,001,802,808
Variable Portfolio – Partners Small Cap Growth Fund	461,115,374	519,660,958	—	—
Variable Portfolio – Pyramis® International Equity Fund	794,567,728	787,862,287	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund	425,010,451	333,329,795	—	—
Variable Portfolio – TCW Core Plus Bond Fund	4,569,766,597	4,683,513,698	4,246,272,199	4,376,348,008
Variable Portfolio – Wells Fargo Short Duration Government Fund	1,796,351,789	1,876,748,650	1,476,553,948	1,489,430,404
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Commission recapture
Variable Portfolio - Pyramis® International Equity Fund participated in the Pyramis Global Advisors’ commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2017, the Fund received cash rebates of $79,824 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.
Note 7. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2017.
Note 9. Significant risks
Consumer discretionary sector risk
Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Morgan Stanley Advantage Fund and Variable Portfolio — Oppenheimer International Growth Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Partners Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund may present increased credit risk as compared to higher-rated debt securities.
Financial sector risk
Variable Portfolio — DFA International Value Fund, Variable Portfolio — MFS® Value Fund, Variable Portfolio — Pyramis® International Equity Fund and Variable Portfolio — T. Rowe Price Large Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Floating rate loan risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in Variable Portfolio — Eaton Vance Floating-Rate Income Fund investments or in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally,
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Oppenheimer International Growth Fund and Variable Portfolio — Pyramis® International Equity Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Health care sector risk
Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
High-yield investments risk
Securities and other debt instruments held by Variable Portfolio — Eaton Vance Floating-Rate Income Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Industrial sector risk
Variable Portfolio — Columbia Wanger International Equities Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Partners Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Partners Core Bond Fund, Variable Porfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Partners Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Real estate sector risk
Variable Portfolio — CenterSquare Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2017, the affiliated shareholder accounts, including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Technology and technology-related investment risk
Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Los Angeles Capital Large Cap Growth Fund, Variable Portfolio — Morgan Stanley Advantage Fund and Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective September 18, 2017, Jennison Associates LLC will no longer serve as the subadviser to Variable Portfolio - Jennison Mid Cap Growth Fund and Westfield Capital Management Company, L.P. will assume the day-to-day management of the Fund’s portfolio. Also on this date, Variable Portfolio - Jennison Mid Cap Growth Fund name will change to Variable Portfolio - Westfield Mid Cap Growth Fund, along with certain changes to the Fund’s principal investment strategies.
Effective May 1, 2018, the following Funds will be renamed:
Current Fund names	New Fund names
Variable Portfolio — American Century Diversified Bond Fund	CTIVP SM — American Century Diversified Bond Fund
Variable Portfolio — CenterSquare Real Estate Fund	CTIVP SM — CenterSquare Real Estate Fund
Variable Portfolio — DFA International Value Fund	CTIVP SM — DFA International Value Fund
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	CTIVP SM — Eaton Vance Floating-Rate Income Fund
Variable Portfolio — Los Angeles Capital Large Cap Growth Fund	CTIVP SM — Los Angeles Capital Large Cap Growth Fund
Variable Portfolio — MFS® Value Fund	CTIVP SM — MFS® Value Fund
Variable Portfolio — Morgan Stanley Advantage Fund	CTIVP SM — Morgan Stanley Advantage Fund
Variable Portfolio — Oppenheimer International Growth Fund	CTIVP SM — Oppenheimer International Growth Fund
Variable Portfolio — Pyramis® International Equity Fund	CTIVP SM — Pyramis® International Equity Fund
Variable Portfolio — T. Rowe Price Large Cap Value Fund	CTIVP SM — T. Rowe Price Large Cap Value Fund
Variable Portfolio — TCW Core Plus Bond Fund	CTIVP SM — TCW Core Plus Bond Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund	CTIVP SM — Wells Fargo Short Duration Government Fund
Variable Portfolio — Westfield Mid Cap Growth Fund	CTIVP SM — Westfield Mid Cap Growth Fund
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
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Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and Variable Portfolio (VP) Funds (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, Columbia Threadneedle has engaged one or more subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund listed below under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the Subadviser(s) listed below.
VP Fund	Subadvisers(s)
Columbia VP — U.S. Equities Fund*	Columbia Wanger Asset Management, LLC**
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — CenterSquare Real Estate Fund	CenterSquare Investment Management, Inc.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC**
VP — DFA International Value Fund	Dimensional Fund Advisors LP
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
VP — MFS® Value Fund	Massachusetts Financial Services Company
VP — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
VP — Oppenheimer International Growth Fund	OppenheimerFunds, Inc.
VP — Partners Core Bond Fund	J.P. Morgan Investment Management Inc.; and Wells Capital Management Incorporated
VP — Partners Small Cap Growth Fund	BMO Asset Management Corp.; Kennedy Capital Management, Inc.; and Wells Capital Management Incorporated
VP — Pyramis® International Equity Fund	FIAM LLC (doing business as Pyramis Global Advisors)
VP — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
VP — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
*Columbia Threadneedle manages a portion of the assets of Columbia VP – U.S. Equities Fund.
**Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Threadneedle. Each other subadviser is not an affiliate of Columbia Threadneedle (each, an Unaffiliated Subadviser and together, the Unaffiliated Subadvisers).
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP
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Approval of Management and Subadvisory
Agreements  (continued)
Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements, though the Board noted the proposal at the June Meeting to terminate Jennison Associates LLC (Jennison) as subadviser to VP - Jennison Mid Cap Growth Fund and replace them with Westfield Capital Management Company, L.P. (Westfield), effective September 18, 2017. Further, with respect to VP - Jennison Mid Cap Growth Fund, the Board took into account Columbia Threadneedle’s representation that Jennison was in a position to provide quality services to the VP Fund for a shortened period of time (until replaced by
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Approval of Management and Subadvisory
Agreements  (continued)
Westfield on September 18, 2017), noting Jennison’s outperformance in the fourth quarter of 2016. The Board noted the longer term underperformance of Jennison and other concerns raised by management with respect to retaining them over the longer term. With respect to the remaining VP Funds, the Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund, noting that Columbia Wanger Asset Management, LLC (Wanger) and TCW Investment Management Company LLC (TCW) were being subject to close scrutiny in light of their underperformance for VP - Columbia Wanger International Equities Fund and VP - TCW Core Plus Bond Fund, respectively. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the VP Funds and that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund(s), recognizing (i) that Jennison was proposed to provide services only for a shortened period and (ii) that TCW and Wanger were being subject to close scrutiny.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.
The Board observed that investment performance met expectations for VP - American Century Diversified Bond Fund, VP - DFA International Value Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - Morgan Stanley Advantage Fund, and VP - Wells Fargo Short Duration Government Fund.
The Board observed that investment performance was understandable in light of the particular management style involved and the particular market environment for VP - MFS® Value Fund, VP - Oppenheimer International Growth Fund, VP - Partners Core Bond Fund, and VP - T. Rowe Price Large Cap Value Fund. In this regard, the Board observed the May 1, 2016 replacement of Invesco Advisers, Inc. with OppenheimerFunds, Inc. as subadviser to VP - Oppenheimer International Growth Fund; the May 1, 2017 addition of Wells Capital Management Incorporated as a subadviser to VP - Partners Core Bond Fund; and the November 14, 2016 replacement of NFJ Investment Group LLC with T. Rowe Price Associates, Inc. for VP - T. Rowe Price Large Cap Value Fund.
The Board observed underperformance for certain periods for Columbia VP - U.S. Equities Fund, VP - CenterSquare Real Estate Fund, VP - Columbia Wanger International Equities Fund, VP - Jennison Mid Cap Growth Fund, VP - Los Angeles Capital Large Cap Growth Fund, VP - Partners Small Cap Growth Fund, VP - Pyramis® International Equity Fund, and VP - TCW Core Plus Bond Fund noting that appropriate steps (such as changes to strategy, process or management teams) had been taken or are contemplated to help improve the VP Funds’ performance (except with respect to VP - Pyramis® International Equity Fund). In this regard, the Board observed that Wanger and TCW were being subject to close scrutiny in light of their underperformance for VP - Columbia Wanger International Equities Fund and VP - TCW Core Plus Bond Fund, respectively. The Board also noted that appropriate steps (such as changes to process and additional investment personnel) had been taken to help improve performance with respect to Columbia VP - U.S. Equities Fund; the June 1, 2016 replacement of Morgan Stanley Investment Management Inc. with CenterSquare Investment Management, Inc. for VP - CenterSquare Real Estate Fund; the May 1, 2017 replacement of Winslow Capital Management, LLC with Los Angeles Capital Management and Equity Research, Inc. for VP - Los Angeles Capital Large Cap Growth Fund; the upcoming September 18, 2017 replacement of Jennison with Westfield as subadviser of VP - Jennison Mid Cap Growth Fund; and the November 14, 2016 replacement of Palisade Capital Management, L.L.C. with Kennedy Capital Management, Inc. and the May 1, 2017 replacement of the London Company of Virginia, LLC with BMO Asset Management Corp. for VP - Partners Small Cap Growth Fund. With respect to VP - Pyramis® International Equity Fund, the Board observed that performance met expectations over the longer term.
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Additionally, for each Unaffiliated Subadviser, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Unaffiliated Subadviser and the enhancements implemented to the oversight program. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the profitability of each Unaffiliated Subadviser is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of the VP Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe).
The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports for VP - CenterSquare Real Estate Fund and VP - DFA International Value Fund, and slightly below the peer universe’s median expense ratio shown in the reports for VP - Los Angeles Capital Large Cap Growth Fund, VP - Morgan Stanley Advantage Fund, and VP - Wells Fargo Short Duration Government Fund.
The Board also took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio for Columbia VP - U.S. Equities Fund, VP - American Century Diversified Bond Fund, VP - Columbia Wanger International Equities Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - Jennison Mid Cap Growth Fund, VP - MFS® Value Fund, VP - Oppenheimer International Growth Fund, VP - Partners Core Bond Fund, VP - Partners Small Cap Growth Fund, VP - Pyramis® International Equity Fund, VP - T. Rowe Price Large Cap Value Fund, and VP - TCW Core Plus Bond Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadvisers (other than American Century Investment Management, Inc., Columbia Wanger Asset Management, LLC and Kennedy Capital Management, Inc.) to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the applicable VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board
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noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
JUNE 2017 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P. FOR VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — Jennison Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Jennison Associates LLC (the Current Subadviser), the Current Subadviser provides portfolio management and related services for the Fund since May 2010. Effective on or about September 18, 2017, the Current Subadviser will no longer serve as a subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) will begin to serve as a subadviser to the Fund and the Fund will be called Variable Portfolio – Westfield Mid Cap Growth Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held June 21, 2017 (the June Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940 (the Independent Trustees), unanimously approved the recommendations of the Investment Manager to terminate the subadvisory agreement between the Investment Manager and the Current Subadviser and approve the Subadvisory Agreement between the Investment Manager and Westfield.
At the June Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board considered and approved advisory and subadvisory agreements for annual renewal purposes at its June meeting held June 19-21, 2017 and, in that connection, independent legal counsel discussed the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with Westfield.
The Board held discussions with the Investment Manager and Westfield and reviewed and considered various written materials and oral presentations in connection with the evaluation of Westfield’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed Subadvisory Agreement, the Investment Review Committee, with respect to the investment strategy/style, performance and the Compliance Committee, with respect to the code of ethics and compliance program of Westfield. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Westfield.
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Nature, extent and quality of services to be provided by Westfield
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Westfield as the subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of Westfield. The Board observed that Westfield’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Westfield and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Westfield’s investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager regarding Westfield’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by Westfield to the Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope to subadvisory agreements applicable to other subadvised funds. The Board recalled information about Westfield’s experience managing and/or subadvising registered mutual funds including subadvising another fund with a similar investment strategy. In this regard, the Board also considered the proposed termination of the Current Subadviser as subadviser to the Fund and the Investment Manager’s rationale for the termination and the retention of Westfield to replace the Current Subadviser.
Investment performance of Westfield
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered Westfield’s investment performance, noting that it outperformed the Current Subadviser, the Fund’s benchmark and peers over both short- and long-term periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Westfield was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Westfield would be paid by the Investment Manager and would not impact the fees paid by the Fund. As part of its review, the Board also considered the management fees charged by other funds using Westfield for comparable strategies to those proposed to be employed for the Fund. The Board observed that while the Fund’s management fees were somewhat higher than the management fees of the other funds, the Fund’s net expense ratio is materially lower than the reported ratio for the other funds. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of Westfield and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the June Meeting.
Economies of scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with Westfield provides for lower fees as assets increase at pre-established breakpoints. The Board observed that, with respect to the Fund, the Investment Manager would be paying more to Westfield than it had paid to the Current Subadviser. The Board took into account, in this regard, the significant oversight services provided by the Investment
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Manager to the Fund, which services are not proposed to change as a result of the replacement of the Current Subadviser. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services to be provided. On June 21, 2017, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement, effective September 18, 2017. In reaching this conclusion, no single factor was determinative.
FEBRUARY 2017 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC. FOR VARIABLE PORTFOLIO - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital), Los Angeles Capital has provided portfolio management and related services for the Fund since May 1, 2017. Effective May 1, 2017, Winslow Capital Management, LLC (the Former Subadviser) was terminated as a subadviser to the Fund.
At the February 13-15, 2017 Board Meeting, the Board, including all of the Independent Trustees, unanimously approved the proposals to (i) change the name of the Fund from Variable Portfolio – Nuveen Winslow Large Cap Growth Fund to Variable Portfolio – Los Angeles Capital Large Cap Growth Fund; (ii) terminate the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) approve a subadvisory agreement (the Subadvisory Agreement) between the Investment Manager and Los Angeles Capital; (iv) modify the Fund’s principal investment strategies and principal risks to reflect Los Angeles Capital’s investment process; and (v) approve the proposed code of ethics and compliance program for Los Angeles Capital. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the meeting held on June 15, 2016 (June 2016 Meeting) and, in that connection, independent legal counsel’s discussion of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with Los Angeles Capital. The Board held discussions with the Investment Manager and Los Angeles Capital and reviewed and considered various written materials and oral presentations in connection with the evaluation of Los Angeles Capital’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed subadvisory agreements, the Investment Review Committee, with respect to the investment strategy/style, performance and the Compliance Committee, with respect to the code of ethics and compliance program of Los Angeles Capital. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Los Angeles Capital.
Nature, extent and quality of services to be provided by Los Angeles Capital
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Los Angeles Capital as the subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of Los Angeles Capital.
The Board observed that Los Angeles Capital’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Los Angeles Capital and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Los Angeles Capital’s investment process was reviewed by the Investment Review Committee. The Board also
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Approval of Management and Subadvisory
Agreements  (continued)
recalled the information provided by the Investment Manager regarding Los Angeles Capital’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by Los Angeles Capital to the Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope to subadvisory agreements applicable to other subadvised funds.
The Board recalled information about Los Angeles Capital’s experience managing and/or subadvising registered mutual funds. In this regard, the Board also considered the proposed termination of the Former Subadviser as subadviser to the Fund and the Investment Manager’s rationale for such termination and the retention of Los Angeles Capital to replace the terminated subadviser. In particular, the Board recalled the reports regarding the search process undertaken by the Investment Manager to identify a prospective successor subadviser meeting the Investment Manager’s criteria and aligning with the goals of the insurance company client (as articulated by the Investment Manager).
Investment performance of Los Angeles Capital
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered Los Angeles Capital’s investment performance, noting that it delivered relatively strong performance results (versus the Former Subadviser, the Fund’s benchmark and peers) over the one-, three- and five-year periods for the strategy proposed to be utilized to subadvise the Fund.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Los Angeles Capital was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Los Angeles Capital would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Los Angeles Capital to other clients with similar funds and found the proposed subadviser’s fees to be within a reasonable range of the fees charged to such other clients. The Board further noted that the proposed subadvisory fee to be paid to Los Angeles Capital is based on the combined assets of the Multi-Manager Growth Strategies Fund and the Fund. As part of its review, the Board also considered the management fees charged by other funds using Los Angeles Capital for comparable strategies to those proposed to be employed for the Fund. The Board observed that the Fund’s management fees approximate the management fees of the other funds. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of Los Angeles Capital and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the June 2016 Meeting.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed subadvisory agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with Los Angeles Capital provides for lower fees as assets increase at pre-established breakpoints. The Board observed that, with respect to the Fund, the Investment Manager would be paying less to Los Angeles Capital than it had paid to the Former Subadviser and considered whether there were increased opportunities for economies of scale to be shared with shareholders as a result. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change as a result of the replacement of the Former Subadviser. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
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Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services to be provided. On February 15, 2017, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
APRIL 2017 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH WELLS CAPITAL MANAGEMENT INCORPORATED FOR VARIABLE PORTFOLIO - PARTNERS CORE BOND FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Core Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Wells Capital Management Incorporated (WellsCap), WellsCap has provided portfolio management and related services for the Fund since May 1, 2017. J.P. Morgan Investment Management Inc. continues to serve as a subadviser to the Fund.
At the April 19-21, 2017 Board Meeting, the Board, including all of the Independent Trustees, unanimously approved the proposals to (i) approve the subadvisory agreement (the Subadvisory Agreement) between the Investment Manager and WellsCap; (ii) change the name of the Fund from Variable Portfolio – J.P. Morgan Core Bond Fund to Variable Portfolio – Partners Core Bond Fund; (iii) modify the Fund’s principal investment strategies and principal risks to reflect WellsCap’s investment processes; and (iv) approve WellsCap’s Code of Ethics and compliance program. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the June 2016 Meeting (the June Meeting) and, in that connection, Independent legal counsel’s discussion of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve new subadvisory agreements, in this case, with WellsCap. The Board held discussions with the Investment Manager and WellsCap and reviewed and considered various written materials and oral presentations in connection with the evaluation of WellsCap’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed subadvisory agreement and the Compliance Committee, with respect to the code of ethics and compliance program of WellsCap. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with WellsCap.
Nature, extent and quality of services to be provided by WellsCap
The Board noted that WellsCap currently serves as subadviser for other funds that are series of the Trust (the Other Funds). The Board then considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by WellsCap as a subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of WellsCap.
The Board observed that WellsCap’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent WellsCap’s violation of the federal securities laws in performing services for the Fund. The Board noted that WellsCap already serves as subadviser for the Other Funds and that the Board had previously considered and approved WellsCap’s compliance program and code of ethics. It was observed that since assuming such role as subadviser for the Other Funds, no material compliance or other issues were reported. The Board also observed that information had been presented regarding the capabilities and financial condition of WellsCap and its ability to carry out its responsibilities under the Subadvisory Agreement. The Board noted, in particular, that WellsCap’s investment processes were reviewed by the Contracts Committee and the full Board. The Board also recalled the information provided by the Investment Manager regarding the personnel, risk controls, philosophy, and investment processes of WellsCap. The Board also noted the presentation by WellsCap to the Contracts Committee.
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Approval of Management and Subadvisory
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The Board also discussed the acceptability of the terms of the Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement would be identical to the subadvisory agreement already in place (and approved by the Board) for the Other Funds, and generally similar in scope to subadvisory agreements applicable to other subadvised funds.
The Board noted WellsCap’s experience managing and/or subadvising registered mutual funds, including its services to the Other Funds, noting management’s satisfaction with the quality of subadvisory services provided by WellsCap for the Other Funds. It was also observed that the same portfolio management team managing one of the Other Funds is proposed to manage the Fund. The Board reviewed, in depth, the investment strategy and style of WellsCap, observing how they align with the goals of the insurance company client (as articulated by the Investment Manager).
Investment performance of WellsCap
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered WellsCap’s investment performance, noting that it delivered relatively strong performance results (versus the Fund’s benchmark and peers) over the one-, three-, five- and ten-year periods for the strategy proposed to be utilized to subadvise the Fund.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that WellsCap was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the Subadvisory Agreement, noting that the proposed subadvisory fees payable to WellsCap would be paid by the Investment Manager and would not impact the fees paid by the Fund. In this regard, the Board also considered the proposed reduction in management fee rates for the Fund (which were also approved at the April Meeting), that would result in estimated annual savings for Fund shareholders of approximately $700,000. The Board also reviewed data regarding fees charged by WellsCap to other clients with similar funds and found the proposed subadvisory fees to be within a reasonable range of the subadvisory fees charged to such other clients. It was also observed that the proposed rate is identical to the rate proposed to be charged by WellsCap for subadvising one of the Other Funds, noting that, under the proposals, the assets of both Funds would be combined for purposes of applying the breakpoints in such schedule. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the Subadvisory Agreement and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the Fund’s June Meeting.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the subadvisory fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that, with respect to the Fund, the Investment Manager would be paying out less subadvisory costs under the Subadvisory Agreement and considered whether there were increased opportunities for economies of scale to be shared with shareholders as a result. The Board considered, in this regard, that the related proposed management fee reduction for the Fund under the amendment the Fund’s Management Agreement would result in an annualized benefit to the Fund of approximately $700,000, resulting in some sharing of economies of scale with Fund shareholders. The Board further observed that the Fund’s investment management services agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board also took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, noting that such services would be increasing in scope somewhat with the addition of another subadviser to the Fund, requiring the monitoring of multiple subadvisers for a single Fund. The Board concluded that the Fund’s investment management services agreement continues to provide adequately for sharing of economies of scale.
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Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed Subadvisory Agreement is fair and reasonable in light of the services proposed to be provided. On April 21, 2017, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
FEBRUARY 2017 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH BMO ASSET MANAGEMENT CORP. FOR VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — Partners Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and BMO Asset Management Corp. (BMO), BMO has provided portfolio management and related services for the Fund since May 1, 2017. Prior to May 1, 2017, the Fund had been subadvised by The London Company of Virginia (the “Former Subadviser”), Kennedy Capital Management, Inc. (“Kennedy”) and Wells Capital Management, Inc. (“WellsCap”). Effective May 1, 2017, The London Company of Virginia (the Former Subadviser) was terminated as a subadviser to the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held February 15, 2017 (the February Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940 (the Independent Trustees), unanimously approved the recommendations of the Investment Manager to terminate the subadvisory agreement between the Investment Manager and the Former Subadviser and approve the Subadvisory Agreement between the Investment Manager and BMO. There were no changes proposed or made to the subadvisory agreements between the Investment Manager and Kennedy or WellsCap, respectively, at the February Meeting.
At the February Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at its meeting held June 13-15 2016 and, in that connection, independent legal counsel’s discussion of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with BMO.
The Board held discussions with the Investment Manager and BMO and reviewed and considered various written materials and oral presentations in connection with the evaluation of BMO’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed subadvisory agreements, the Investment Review Committee, with respect to the investment strategy/style, performance and the Compliance Committee, with respect to the code of ethics and compliance program of BMO. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with BMO.
Nature, extent and quality of services to be provided by BMO
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by BMO as the subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of BMO. The Board observed that BMO’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of BMO and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that BMO’s investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager regarding BMO’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by BMO to the Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope to subadvisory agreements applicable to other subadvised funds. The Board recalled information about BMO’s experience managing and/or subadvising registered
306	Variable Portfolio Funds | Semiannual Report 2017

Approval of Management and Subadvisory
Agreements  (continued)
mutual funds. In this regard, the Board also considered the proposed termination of the Former Subadviser as subadviser to the Fund and the Investment Manager’s rationale for the termination and the retention of BMO to replace the terminated subadviser. In particular, the Trustees observed that with respect to the termination of the Former Subadviser, the Board observed that the Former Subadviser underperformed its benchmark since its hire and did not smooth out the Fund’s volatility as intended. The Board reviewed, in depth, the investment strategy and style of BMO, observing how it aligns with the goals of the insurance company client (as articulated by the Investment Manager).
Investment performance of BMO
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered BMO’s investment performance, noting that it delivered relatively strong performance results (versus the Former Subadviser, the Fund’s benchmark and peers) over the one-, three- and five-year periods for the strategy to be utilized to subadvise the Fund.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that BMO was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to BMO would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fee to be paid to BMO is based on the combined assets of the Multi-Manager Small Cap Equity Strategies Fund and the Fund. As part of its review, the Board also considered the management fees charged by other funds using BMO for comparable strategies to those proposed to be employed for the Fund. The Board observed that the Fund’s management fees approximate or are lower than the management fees of the other funds. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of BMO and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the June 2016 Meeting.
Economies of scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s investment management service agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with BMO provides for lower fees as assets increase at pre-established breakpoints. The Board observed that, with respect to the Fund, the Investment Manager would be paying less to BMO than it had paid to the Former Subadviser and considered whether there were increased opportunities for economies of scale to be shared with shareholders as a result. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change as a result of the replacement of the Former Subadviser. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services to be provided. On February 15, 2017, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
Variable Portfolio Funds | Semiannual Report 2017	307

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
308	Variable Portfolio Funds | Semiannual Report 2017

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Variable Portfolio Funds
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6547 AL (8/17)

SemiAnnual Report
June 30, 2017
Portfolio Navigator Funds
Variable Portfolio -- Conservative Portfolio
Variable Portfolio -- Moderately Conservative Portfolio
Variable Portfolio -- Moderate Portfolio
Variable Portfolio -- Moderately Aggressive Portfolio
Variable Portfolio -- Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Portfolio Navigator Funds  |  Semiannual Report 2017

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio -- Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	3.94	3.46	3.64	4.34
Class 4	05/07/10	3.94	3.46	3.64	4.34
Blended Benchmark		3.86	3.35	4.35	5.21
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Russell 3000 Index		8.93	18.51	14.58	13.85
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Portfolio Navigator Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	2.8
Equity Funds	20.5
Fixed-Income Funds	73.0
Money Market Funds	3.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2017	3

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio – Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	5.18	6.02	5.03	5.46
Class 4	05/07/10	5.17	6.01	5.04	5.49
Blended Benchmark		5.09	6.17	5.92	6.50
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Russell 3000 Index		8.93	18.51	14.58	13.85
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
4	Portfolio Navigator Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	2.6
Equity Funds	36.2
Fixed-Income Funds	58.3
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2017	5

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio – Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	6.78	9.05	6.52	6.73
Class 4	05/07/10	6.77	9.03	6.51	6.75
Blended Benchmark		6.28	9.05	7.55	7.83
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Russell 3000 Index		8.93	18.51	14.58	13.85
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
6	Portfolio Navigator Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	2.5
Equity Funds	53.5
Fixed-Income Funds	42.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2017	7

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	7.98	11.66	7.90	7.77
Class 4	05/07/10	7.97	11.64	7.88	7.78
Blended Benchmark		7.48	11.98	9.17	9.13
Russell 3000 Index		8.93	18.51	14.58	13.85
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
8	Portfolio Navigator Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	2.9
Equity Funds	68.3
Fixed-Income Funds	26.0
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2017	9

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	9.18	14.69	9.36	8.88
Class 4	05/07/10	9.17	14.73	9.36	8.91
Blended Benchmark		8.73	15.00	10.74	10.33
Russell 3000 Index		8.93	18.51	14.58	13.85
MSCI EAFE Index (Net)		13.81	20.27	8.69	7.34
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	3.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
10	Portfolio Navigator Funds | Semiannual Report 2017

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	2.8
Equity Funds	82.1
Exchange-Traded Funds	0.6
Fixed-Income Funds	12.0
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2017	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 2	1,000.00	1,000.00	1,039.40	1,023.44	1.53	1.51	0.30	4.63	4.59	0.91
Class 4	1,000.00	1,000.00	1,039.40	1,023.44	1.53	1.51	0.30	4.63	4.59	0.91
Variable Portfolio – Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,051.80	1,023.44	1.53	1.51	0.30	4.86	4.79	0.95
Class 4	1,000.00	1,000.00	1,051.70	1,023.44	1.53	1.51	0.30	4.86	4.79	0.95
Variable Portfolio – Moderate Portfolio
Class 2	1,000.00	1,000.00	1,067.80	1,023.49	1.50	1.46	0.29	5.10	4.99	0.99
Class 4	1,000.00	1,000.00	1,067.70	1,023.49	1.49	1.46	0.29	5.10	4.99	0.99
12	Portfolio Navigator Funds | Semiannual Report 2017

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,079.80	1,023.44	1.56	1.51	0.30	5.39	5.25	1.04
Class 4	1,000.00	1,000.00	1,079.70	1,023.44	1.56	1.51	0.30	5.39	5.25	1.04
Variable Portfolio – Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,091.80	1,023.44	1.56	1.51	0.30	5.58	5.40	1.07
Class 4	1,000.00	1,000.00	1,091.70	1,023.44	1.56	1.51	0.30	5.58	5.40	1.07
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Portfolio Navigator Funds | Semiannual Report 2017	13

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,757,487	15,497,076
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,717,577
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,015,684	7,485,595
Total Alternative Strategies Funds (Cost $41,955,535)		36,700,248

Equity Funds 20.4%

Global Real Estate 0.5%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	732,643	6,073,610
International 7.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	608,974	10,681,408
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	655,493	9,255,567
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	181,908	965,932
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	964,778	9,811,792
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,078,269	34,014,869
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	930,979	10,445,579
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	2,422,649	27,012,532
Total		102,187,679
U.S. Large Cap 9.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,135,196	22,806,079
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	505,465	21,573,268
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	918,771
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	25,495	390,333
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	73,444	1,600,354
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	313,600	8,103,427
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	191,967	4,538,091
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	1,412,207	32,678,462
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	753,973	13,910,794
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	396,272	9,455,056
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	497,252	10,397,545
Total		126,372,180
U.S. Mid Cap 0.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	127,430	2,705,331
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	393,377	9,401,717
Total		12,107,048
U.S. Small Cap 1.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	10,337,193
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	7,967,685
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	5,722,590
Total		24,027,468
Total Equity Funds (Cost $232,674,672)		270,767,985

Fixed-Income Funds 72.8%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	462,035	4,597,254
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	553,982	4,204,724
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	629,490	4,670,813
Investment Grade 71.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	26,892,895	275,383,249
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,869,524	36,296,138
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,349,744	23,896,901
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,394,139	55,343,868

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	20,539,713	224,499,058
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	12,130,797	131,012,604
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	13,169,053	138,143,362
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	6,169,964	61,946,435
Total		946,521,615
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,080,443	4,559,470
Total Fixed-Income Funds (Cost $979,260,993)		964,553,876

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(c)	40,397,075	40,397,075
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%(a),(c)	8,732,999	8,732,999
Total Money Market Funds (Cost $49,129,694)		49,130,074
Total Investments (Cost: $1,303,020,894)		1,321,152,183
Other Assets & Liabilities, Net		3,723,694
Net Assets		1,324,875,877

At June 30, 2017, securities and/or cash totaling $3,945,083 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	184	USD	22,272,280	09/2017	—	(69,456)
TOPIX Index	46	JPY	6,590,709	09/2017	87,396	—
U.S. Ultra Bond	315	USD	52,250,625	09/2017	1,069,161	—
Total			81,113,614		1,156,557	(69,456)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(461)	USD	(32,599,615)	09/2017	—	(146,293)
U.S. Treasury 2-Year Note	(143)	USD	(30,903,641)	09/2017	24,306	—
Total			(63,503,256)		24,306	(146,293)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	23,753,636	34,287,891	(17,644,452)	40,397,075	—	(290)	156,789	40,397,075
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	2,588,948	168,539	—	2,757,487	—	—	932,021	15,497,076
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,450,730	1,079	(316,613)	1,135,196	—	1,690,843	—	22,806,079
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	652,849	502	(147,886)	505,465	—	1,710,173	—	21,573,268
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,439,410	—	—	1,439,410	—	—	—	13,717,577
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	39,517	—	—	39,517	—	—	—	918,771
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	450,728	11,307	—	462,035	—	—	111,263	4,597,254
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	606,662	2,312	—	608,974	—	—	18,350	10,681,408
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%	8,702,390	30,609	—	8,732,999	—	—	9,688	8,732,999
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	590,748	38,742	—	629,490	—	—	287,464	4,670,813
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	28,703,057	978,030	(2,788,192)	26,892,895	2,327,924	979,393	7,687,243	275,383,249
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	24,322	1,173	—	25,495	—	—	—	390,333
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,536,939	90,290	(757,705)	3,869,524	—	(786,837)	846,920	36,296,138
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3,917,658	89,216	(1,657,130)	2,349,744	93,041	581,499	811,193	23,896,901
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	643,058	12,435	—	655,493	—	—	169,121	9,255,567
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	73,182	262	—	73,444	—	—	—	1,600,354
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	1,080,443	—	—	1,080,443	—	—	—	4,559,470
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	481,696	—	—	481,696	—	—	—	10,337,193
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	6,321,989	158,807	(1,086,657)	5,394,139	37,272	34,965	1,583,981	55,343,868
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	23,927,442	609,414	(3,997,143)	20,539,713	1,377,348	592,513	5,216,175	224,499,058
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,009,433	6,252	—	1,015,685	—	—	46,383	7,485,595
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	695,160	37,483	—	732,643	181,569	—	128,417	6,073,610
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	164,022	17,886	—	181,908	86,136	—	8,724	965,932
Variable Portfolio – DFA International Value Fund, Class 1 Shares	1,299,472	226,365	(561,059)	964,778	—	(525,638)	142,965	9,811,792
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	533,479	20,503	—	553,982	—	—	155,621	4,204,724
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	126,620	810	—	127,430	—	—	—	2,705,331
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	2,318,930	866,878	(107,539)	3,078,269	—	142,678	298,330	34,014,869
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	353,016	305,552	(344,968)	313,600	—	796,081	—	8,103,427
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	319,630	751	(128,414)	191,967	—	365,481	—	4,538,091
Variable Portfolio – MFS Value Fund, Class 1 Shares	1,558,909	908	(147,610)	1,412,207	—	1,170,220	—	32,678,462
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	935,582	919	(182,528)	753,973	—	921,329	—	13,910,794
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	835,985	741	(440,454)	396,272	—	4,209,088	—	9,455,056
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	2,035,167	88,216	(1,192,404)	930,979	917,064	(1,946,949)	56,063	10,445,579
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	13,761,631	292,533	(1,923,367)	12,130,797	104,909	(423,793)	3,036,547	131,012,604
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	396,422	375	—	396,797	—	—	—	7,967,685
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	217,755	—	—	217,755	—	—	—	5,722,590
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	2,385,139	37,510	—	2,422,649	—	—	394,404	27,012,532
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	633,921	809	(137,478)	497,252	—	985,606	—	10,397,545
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,297,313	265,218	(2,393,478)	13,169,053	481,479	1,049,617	2,293,511	138,143,362
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	392,681	696	—	393,377	—	—	—	9,401,717
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	7,571,639	61,209	(1,462,884)	6,169,964	3,492	(313,719)	611,652	61,946,435
Total	162,827,310	38,712,222	(37,417,961)	164,121,571	5,610,234	11,232,260	25,002,825	1,321,152,183

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	19

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	36,700,248	36,700,248
Equity Funds	—	—	—	270,767,985	270,767,985
Fixed-Income Funds	—	—	—	964,553,876	964,553,876
Money Market Funds	—	—	—	49,130,074	49,130,074
Total Investments	—	—	—	1,321,152,183	1,321,152,183
Derivatives
Asset
Futures Contracts	1,180,863	—	—	—	1,180,863
Liability
Futures Contracts	(215,749)	—	—	—	(215,749)
Total	965,114	—	—	1,321,152,183	1,322,117,297
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,021,949	39,463,354
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,802,839
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	2,996,972	22,087,685
Total Alternative Strategies Funds (Cost $105,493,570)		94,353,878

Equity Funds 36.1%

Global Real Estate 0.7%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,242,384	26,879,366
International 11.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,581,147	27,733,322
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	2,579,860	36,427,622
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	964,657	5,122,330
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	5,617,450	57,129,465
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,416,868	115,106,386
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	5,661,079	63,517,311
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	10,043,405	111,983,968
Total		417,020,404
U.S. Large Cap 20.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,296,498	66,226,634
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a)	2,608,392	111,326,157
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,590,982	36,990,344
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,128,928	32,593,887
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	131,421
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a)	1,725,448	44,585,573
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,629,812	38,528,761
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	6,208,477	143,664,164
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,884,815	90,124,834
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,080,877	49,649,731
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,178,808	108,288,873
Total		722,110,379
U.S. Mid Cap 0.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	18,364,295
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	15,551,889
Total		33,916,184
U.S. Small Cap 2.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,298,163	49,318,574
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,165,591	23,405,058
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,011,141	26,572,798
Total		99,296,430
Total Equity Funds (Cost $998,734,165)		1,299,222,763

Fixed-Income Funds 58.2%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,109,790	11,042,413
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	1,570,853	11,922,775
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,369,740	10,163,468
Investment Grade 57.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,593,631	466,878,777
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,603,660	99,462,334
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,405,043	95,649,285
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,626,609	88,509,004

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	35,898,481	392,370,395
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	42,086,493	454,534,130
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,194,367	264,288,908
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	19,002,929	190,789,409
Total		2,052,482,242
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,384,220	10,061,409
Total Fixed-Income Funds (Cost $2,119,213,983)		2,095,672,307

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(c)	102,670,071	102,670,071
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%(a),(c)	2,461,132	2,461,132
Total Money Market Funds (Cost $105,129,868)		105,131,203
Total Investments (Cost: $3,328,571,586)		3,594,380,151
Other Assets & Liabilities, Net		7,196,130
Net Assets		3,601,576,281

At June 30, 2017, securities and/or cash totaling $7,887,496 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
TOPIX Index	268	JPY	38,398,044	09/2017	509,179	—
U.S. Ultra Bond	731	USD	121,254,625	09/2017	2,481,132	—
Total			159,652,669		2,990,311	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(932)	USD	(65,906,380)	09/2017	—	(52,540)
S&P 500 E-mini	(73)	USD	(8,836,285)	09/2017	27,194	—
U.S. Treasury 2-Year Note	(347)	USD	(74,989,953)	09/2017	58,981	—
Total			(149,732,618)		86,175	(52,540)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	99,665,225	51,953,835	(48,948,989)	102,670,071	—	(643)	396,814	102,670,071
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	6,592,764	429,185	—	7,021,949	—	—	2,373,395	39,463,354
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	4,186,926	—	(890,428)	3,296,498	—	5,961,682	—	66,226,634
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	3,084,486	—	(476,094)	2,608,392	—	5,285,116	—	111,326,157
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	3,442,061	—	—	3,442,061	—	—	—	32,802,839
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,590,982	—	—	1,590,982	—	—	—	36,990,344
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	1,082,631	27,159	—	1,109,790	—	—	267,250	11,042,413
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	1,578,194	2,953	—	1,581,147	—	—	47,661	27,733,322
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%	2,458,437	2,695	—	2,461,132	—	—	2,730	2,461,132
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1,285,440	84,300	—	1,369,740	—	—	625,508	10,163,468
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	47,561,970	1,655,593	(3,623,932)	45,593,631	3,944,465	(847,958)	13,025,364	466,878,777
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3,274,254	—	(1,145,326)	2,128,928	—	4,236,749	—	32,593,887
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	10,802,529	247,042	(445,911)	10,603,660	—	(367,310)	2,317,255	99,462,334
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,708,132	6,493,478	(9,796,567)	9,405,043	372,346	1,459,139	3,246,367	95,649,285
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	2,530,916	48,944	—	2,579,860	—	—	665,618	36,427,622
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,031	—	—	6,031	—	—	—	131,421
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,384,220	—	—	2,384,220	—	—	—	10,061,409
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	2,298,163	—	—	2,298,163	—	—	—	49,318,574
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	11,566,989	251,792	(3,192,172)	8,626,609	59,449	(144,225)	2,526,454	88,509,004
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	38,685,100	1,052,448	(3,839,067)	35,898,481	2,407,361	2,959,594	9,116,949	392,370,395
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	2,978,527	18,445	—	2,996,972	—	—	136,863	22,087,685
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	3,076,499	165,885	—	3,242,384	803,551	—	568,322	26,879,366
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	869,809	94,848	—	964,657	456,779	—	46,265	5,122,330
Variable Portfolio – DFA International Value Fund, Class 1 Shares	7,697,214	294,605	(2,374,369)	5,617,450	—	373,880	910,996	57,129,465
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	1,512,714	58,139	—	1,570,853	—	—	441,274	11,922,775
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	865,016	—	—	865,016	—	—	—	18,364,295
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	8,786,412	1,784,262	(153,806)	10,416,868	—	144,202	1,029,286	115,106,386
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	3,248,296	—	(1,522,848)	1,725,448	—	12,755,593	—	44,585,573
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	2,043,339	317,308	(730,835)	1,629,812	—	7,614,608	—	38,528,761
Variable Portfolio – MFS Value Fund, Class 1 Shares	6,468,411	—	(259,934)	6,208,477	—	3,382,072	—	143,664,164
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,024,545	—	(139,730)	4,884,815	—	1,372,118	—	90,124,834
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	1,933,789	147,088	—	2,080,877	—	—	—	49,649,731
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	8,493,764	525,640	(3,358,325)	5,661,079	5,606,911	2,752,846	298,775	63,517,311
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	43,082,588	1,005,779	(2,001,874)	42,086,493	363,423	1,409,392	10,519,101	454,534,130
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,165,591	—	—	1,165,591	—	—	—	23,405,058
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,011,141	—	—	1,011,141	—	—	—	26,572,798
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	9,895,105	148,300	—	10,043,405	—	—	1,635,124	111,983,968
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5,178,808	—	—	5,178,808	—	—	—	108,288,873
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	28,239,782	504,411	(3,549,826)	25,194,367	918,946	331,770	4,377,370	264,288,908
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	650,707	—	—	650,707	—	—	—	15,551,889
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	20,217,678	188,304	(1,403,053)	19,002,929	10,744	(12,568)	1,881,713	190,789,409
Total	419,225,185	67,502,438	(87,853,086)	398,874,537	14,943,975	48,666,057	56,456,454	3,594,380,151

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	94,353,878	94,353,878
Equity Funds	—	—	—	1,299,222,763	1,299,222,763
Fixed-Income Funds	—	—	—	2,095,672,307	2,095,672,307
Money Market Funds	—	—	—	105,131,203	105,131,203
Total Investments	—	—	—	3,594,380,151	3,594,380,151
Derivatives
Asset
Futures Contracts	3,076,486	—	—	—	3,076,486
Liability
Futures Contracts	(52,540)	—	—	—	(52,540)
Total	3,023,946	—	—	3,594,380,151	3,597,404,097
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	27

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	35,102,782	197,277,635
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	152,447,412
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	17,651,438	130,091,100
Total Alternative Strategies Funds (Cost $559,526,284)		479,816,147

Equity Funds 53.4%

Global Real Estate 1.0%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	24,622,790	204,122,928
International 16.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	14,627,410	256,564,773
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	24,926,108	351,956,651
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	6,858,770	36,420,067
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	46,400,811	471,896,251
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	73,226,108	809,148,493
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	41,393,312	464,432,960
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	68,132,650	759,679,044
Total		3,150,098,239
U.S. Large Cap 31.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	39,776,178	799,103,420
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,843,927	846,938,818
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	20,016,904	306,458,797
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,911,334	150,597,968
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	20,074,759	518,731,759
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	20,432,925	483,034,344
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	46,486,842	1,075,705,515
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	21,302,239	393,026,305
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	22,270,521	531,374,635
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	45,571,852	952,907,429
Total		6,057,878,990
U.S. Mid Cap 1.0%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	103,730,248
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	88,798,449
Total		192,528,697
U.S. Small Cap 3.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	18,194,152	390,446,510
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,302,817	146,640,578
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	175,120,715
Total		712,207,803
Total Equity Funds (Cost $7,520,227,951)		10,316,836,657

Fixed-Income Funds 41.9%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,231,809	62,006,497
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	7,648,535	58,052,384
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,073,155	52,482,809
Investment Grade 40.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	179,065,962	1,833,635,453
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	25,699,418	241,060,541
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	61,028,763	620,662,521
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	35,883,529	368,165,007
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	157,550,594	1,722,027,994

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	115,796,046	1,250,597,295
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	123,324,561	1,293,674,642
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	53,987,032	542,029,805
Total		7,871,853,258
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	12,571,578	53,052,058
Total Fixed-Income Funds (Cost $8,105,347,959)		8,097,447,006

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(c)	376,428,501	376,428,501
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%(a),(c)	17,059	17,059
Total Money Market Funds (Cost $376,437,747)		376,445,560
Total Investments (Cost: $16,561,539,941)		19,270,545,370
Other Assets & Liabilities, Net		47,845,994
Net Assets		19,318,391,364

At June 30, 2017, securities and/or cash totaling $50,309,718 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
TOPIX Index	1,087	JPY	155,741,320	09/2017	2,065,217	—
U.S. Ultra Bond	2,605	USD	432,104,375	09/2017	8,841,789	—
Total			587,845,695		10,907,006	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(5,583)	USD	(394,801,845)	09/2017	—	(451,969)
S&P 500 E-mini	(3,434)	USD	(415,668,530)	09/2017	1,279,234	—
U.S. Treasury 2-Year Note	(578)	USD	(124,911,219)	09/2017	98,245	—
Total			(935,381,594)		1,377,479	(451,969)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	29

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	382,282,269	256,554,111	(262,407,879)	376,428,501	—	(3,696)	1,486,721	376,428,501
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	32,957,281	2,145,501	—	35,102,782	—	—	11,864,621	197,277,635
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	42,733,668	—	(2,957,490)	39,776,178	—	29,268,437	—	799,103,420
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	21,228,069	—	(1,384,142)	19,843,927	—	18,732,211	—	846,938,818
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	15,996,580	—	—	15,996,580	—	—	—	152,447,412
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	6,079,299	152,510	—	6,231,809	—	—	1,500,691	62,006,497
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	14,600,091	27,319	—	14,627,410	—	—	440,923	256,564,773
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%	17,041	18	—	17,059	—	—	18	17,059
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	6,637,840	435,315	—	7,073,155	—	—	3,230,039	52,482,809
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	180,447,055	6,502,603	(7,883,696)	179,065,962	15,492,509	(4,569,722)	51,159,176	1,833,635,453
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	23,519,965	—	(3,503,061)	20,016,904	—	20,936,984	—	306,458,797
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	30,817,811	598,600	(5,716,993)	25,699,418	—	(5,894,770)	5,614,862	241,060,541
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	67,237,546	2,300,616	(8,509,399)	61,028,763	2,412,189	3,469,383	21,031,090	620,662,521
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	24,453,225	472,883	—	24,926,108	—	—	6,431,072	351,956,651
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,911,334	—	—	6,911,334	—	—	—	150,597,968
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	12,571,578	—	—	12,571,578	—	—	—	53,052,058
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	18,360,333	—	(166,181)	18,194,152	—	2,027,893	—	390,446,510
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	43,101,134	1,045,495	(8,263,100)	35,883,529	246,845	(474,816)	10,490,389	368,165,007
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	161,092,452	4,618,049	(8,159,907)	157,550,594	10,563,284	6,779,497	40,004,357	1,722,027,994
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	17,542,801	108,637	—	17,651,438	—	—	806,092	130,091,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	31

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	23,363,050	1,259,740	—	24,622,790	6,102,195	—	4,315,856	204,122,928
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	6,184,390	674,380	—	6,858,770	3,247,728	—	328,948	36,420,067
Variable Portfolio – DFA International Value Fund, Class 1 Shares	60,290,443	752,190	(14,641,822)	46,400,811	—	15,173,142	7,563,102	471,896,251
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	7,365,455	283,080	—	7,648,535	—	—	2,148,577	58,052,384
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	4,886,022	—	—	4,886,022	—	—	—	103,730,248
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	48,424,016	25,438,615	(636,523)	73,226,108	—	596,209	7,013,689	809,148,493
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	31,216,699	—	(11,141,940)	20,074,759	—	169,718,112	—	518,731,759
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	15,540,721	6,980,442	(2,088,238)	20,432,925	—	22,231,380	—	483,034,344
Variable Portfolio – MFS Value Fund, Class 1 Shares	47,418,302	—	(931,460)	46,486,842	—	12,658,160	—	1,075,705,515
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	24,929,063	9,999,322	(13,626,146)	21,302,239	—	34,189,190	—	393,026,305
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	22,510,506	202,303	(442,288)	22,270,521	—	6,256,796	—	531,374,635
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	61,005,202	3,843,034	(23,454,924)	41,393,312	40,946,617	36,999,903	2,231,800	464,432,960
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	117,582,603	2,770,879	(4,557,436)	115,796,046	1,001,216	3,737,000	28,979,693	1,250,597,295
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,302,817	—	—	7,302,817	—	—	—	146,640,578
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,663,650	—	—	6,663,650	—	—	—	175,120,715
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	67,126,610	1,006,040	—	68,132,650	—	—	11,092,391	759,679,044
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	46,426,761	—	(854,909)	45,571,852	—	9,646,540	—	952,907,429
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	125,390,353	2,470,052	(4,535,844)	123,324,561	4,499,987	2,375,852	21,435,552	1,293,674,642
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,715,416	—	—	3,715,416	—	—	—	88,798,449
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	58,406,003	535,156	(4,954,127)	53,987,032	30,534	(452,991)	5,347,791	542,029,805
Total	1,894,335,454	331,176,890	(390,817,505)	1,834,694,839	84,543,104	383,400,694	244,517,450	19,270,545,370

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	479,816,147	479,816,147
Equity Funds	—	—	—	10,316,836,657	10,316,836,657
Fixed-Income Funds	—	—	—	8,097,447,006	8,097,447,006
Money Market Funds	—	—	—	376,445,560	376,445,560
Total Investments	—	—	—	19,270,545,370	19,270,545,370
Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	12,284,485	—	—	—	12,284,485
Liability
Futures Contracts	(451,969)	—	—	—	(451,969)
Total	11,832,516	—	—	19,270,545,370	19,282,377,886
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	35

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	25,832,130	145,176,570
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,147,788	58,588,421
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	8,951,926	65,975,696
Total Alternative Strategies Funds (Cost $312,738,923)		269,740,687

Equity Funds 68.1%

Global Real Estate 1.3%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,082,398	125,033,082
International 21.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,753,055	135,988,581
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	16,000,369	225,925,215
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,453,708	23,649,191
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	30,220,190	307,339,335
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	44,890,190	496,036,594
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	27,074,570	303,776,675
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	44,223,249	493,089,226
Total		1,985,804,817
U.S. Large Cap 39.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	28,399,960	570,555,189
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	12,661,327	540,385,423
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,196,152	156,103,081
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	15,324,985	333,931,424
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,940,994	282,715,297
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	11,213,675	265,091,281
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	15,556,659	359,981,088
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	16,340,761	301,487,046
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	12,218,194	291,526,101
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	29,847,405	624,109,240
Total		3,725,885,170
U.S. Mid Cap 1.6%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	79,261,629
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	73,355,462
Total		152,617,091
U.S. Small Cap 4.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	8,513,251	182,694,364
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,190,636	104,227,981
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,667,889	122,672,114
Total		409,594,459
Total Equity Funds (Cost $4,759,659,111)		6,398,934,619

Fixed-Income Funds 25.9%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,151,839	21,410,799
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	2,726,007	20,690,392
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,375,419	17,625,607
Investment Grade 25.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	65,888,355	674,696,760
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	12,766,226	119,747,197
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,655,965	98,201,161
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,049,863	92,851,594
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	51,829,286	566,494,094

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	44,199,016	477,349,371
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	30,609,541	321,094,085
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	953,945	9,577,614
Total		2,360,011,876
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,802,527	11,826,666
Total Fixed-Income Funds (Cost $2,453,695,046)		2,431,565,340

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(c)	265,285,748	265,285,748
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%(a),(c)	998	998
Total Money Market Funds (Cost $265,283,350)		265,286,746
Total Investments (Cost: $7,791,376,430)		9,365,527,392
Other Assets & Liabilities, Net		29,811,488
Net Assets		9,395,338,880

At June 30, 2017, securities and/or cash totaling $31,552,547 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
TOPIX Index	1,050	JPY	150,440,098	09/2017	1,994,919	—
U.S. Ultra Bond	1,752	USD	290,613,000	09/2017	5,946,570	—
Total			441,053,098		7,941,489	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(4,109)	USD	(290,567,935)	09/2017	—	(1,491,290)
S&P 500 E-mini	(1,187)	USD	(143,680,415)	09/2017	442,181	—
U.S. Treasury 2-Year Note	(676)	USD	(146,089,938)	09/2017	114,903	—
Total			(580,338,288)		557,084	(1,491,290)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	37

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	262,432,762	147,836,078	(144,983,092)	265,285,748	—	(2,217)	1,056,645	265,285,748
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	24,253,256	1,578,874	—	25,832,130	—	—	8,731,172	145,176,570
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	30,610,572	—	(2,210,612)	28,399,960	—	22,091,759	—	570,555,189
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	13,470,816	—	(809,489)	12,661,327	—	12,305,885	—	540,385,423
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	6,147,788	—	—	6,147,788	—	—	—	58,588,421
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	2,099,178	52,661	—	2,151,839	—	—	518,188	21,410,799
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	9,541,996	14,921	(1,803,862)	7,753,055	—	(1,221,735)	240,827	135,988,581
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%	997	1	—	998	—	—	1	998
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2,229,224	146,195	—	2,375,419	—	—	1,084,763	17,625,607
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	67,161,818	2,392,246	(3,665,709)	65,888,355	5,699,548	(1,844,922)	18,820,980	674,696,760
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	12,347,046	—	(2,150,894)	10,196,152	—	11,929,488	—	156,103,081
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	13,611,006	296,801	(1,141,581)	12,766,226	—	(1,189,375)	2,783,988	119,747,197
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,752,383	364,156	(3,460,574)	9,655,965	381,816	109,775	3,328,932	98,201,161
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	15,982,461	306,875	(288,967)	16,000,369	—	406,359	4,172,204	225,925,215
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	15,970,578	—	(645,593)	15,324,985	—	7,403,215	—	333,931,424
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,802,527	—	—	2,802,527	—	—	—	11,826,666
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,706,378	—	(193,127)	8,513,251	—	206,855	—	182,694,364
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	10,907,809	263,115	(2,121,061)	9,049,863	62,123	(131,852)	2,640,066	92,851,594
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,459,997	1,518,842	(5,149,553)	51,829,286	3,474,184	(1,236,311)	13,157,132	566,494,094
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	8,896,831	55,095	—	8,951,926	—	—	408,809	65,975,696
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	14,310,759	771,639	—	15,082,398	3,737,827	—	2,643,627	125,033,082
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	4,015,803	437,905	—	4,453,708	2,108,896	—	213,601	23,649,191
Variable Portfolio – DFA International Value Fund, Class 1 Shares	35,819,952	2,073,211	(7,672,973)	30,220,190	—	(5,165,328)	4,736,666	307,339,335
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	2,625,115	100,892	—	2,726,007	—	—	765,772	20,690,392
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	45,452,679	1,056,158	(2,309,821)	44,199,016	381,627	(480,220)	11,046,002	477,349,371
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	3,733,473	—	—	3,733,473	—	—	—	79,261,629
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	39

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	30,219,739	15,594,451	(924,000)	44,890,190	—	872,987	4,311,827	496,036,594
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	18,067,423	—	(7,126,429)	10,940,994	—	105,285,217	—	282,715,297
Variable Portfolio – MFS Value Fund, Class 1 Shares	16,390,816	—	(834,157)	15,556,659	—	10,800,243	—	359,981,088
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,275,714	8,172,690	(10,107,643)	16,340,761	—	18,220,660	—	301,487,046
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	9,447,434	3,113,093	(342,333)	12,218,194	—	4,881,733	—	291,526,101
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	11,158,237	1,915,537	(1,860,099)	11,213,675	—	19,289,715	—	265,091,281
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	40,964,841	2,513,069	(16,403,340)	27,074,570	26,742,427	36,587,325	1,493,913	303,776,675
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	4,613,209	629,389	(51,962)	5,190,636	—	521,931	—	104,227,981
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	4,250,296	457,115	(39,522)	4,667,889	—	552,540	—	122,672,114
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	45,134,852	660,595	(1,572,198)	44,223,249	—	2,617,068	7,281,131	493,089,226
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	30,542,766	—	(695,361)	29,847,405	—	7,897,323	—	624,109,240
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	32,858,677	612,482	(2,861,618)	30,609,541	1,115,831	588,828	5,315,224	321,094,085
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,069,266	—	—	3,069,266	—	—	—	73,355,462
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	944,510	9,435	—	953,945	538	—	94,290	9,577,614
Total	947,280,984	192,943,521	(221,425,570)	918,798,935	43,704,817	251,296,946	94,845,760	9,365,527,392

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	41

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	269,740,687	269,740,687
Equity Funds	—	—	—	6,398,934,619	6,398,934,619
Fixed-Income Funds	—	—	—	2,431,565,340	2,431,565,340
Money Market Funds	—	—	—	265,286,746	265,286,746
Total Investments	—	—	—	9,365,527,392	9,365,527,392
Derivatives
Asset
Futures Contracts	8,498,573	—	—	—	8,498,573
Liability
Futures Contracts	(1,491,290)	—	—	—	(1,491,290)
Total	7,007,283	—	—	9,365,527,392	9,372,534,675
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,190,327	57,269,634
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,070,138	10,198,418
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,853,038	13,656,890
Total Alternative Strategies Funds (Cost $93,847,298)		81,124,942

Equity Funds 81.8%

Global Real Estate 1.6%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,657,860	46,903,661
International 24.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,267,653	39,774,642
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	3,725,675	52,606,527
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,607,903	8,537,968
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	10,091,068	102,626,158
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	17,506,279	193,444,382
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	9,081,995	101,899,980
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	17,426,773	194,308,519
Total		693,198,176
U.S. Large Cap 48.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,728,487	175,355,310
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,514,389	192,674,140
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,531,664	115,309,780
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	8,545,744	186,211,755
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,777,191	97,602,605
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,782,903	89,427,822
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	5,572,892	128,956,713
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	5,397,295	99,580,085
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,274,575	101,991,370
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,137,957	191,074,678
Total		1,378,184,258
U.S. Mid Cap 1.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,350,687	28,675,098
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,074,482	25,680,115
Total		54,355,213
U.S. Small Cap 5.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,893,550	83,555,572
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,899,266	38,137,265
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,654,013	43,467,458
Total		165,160,295
Total Equity Funds (Cost $1,814,283,819)		2,337,801,603

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	16,255,077
Total Exchange-Traded Funds (Cost $14,628,597)		16,255,077

Fixed-Income Funds 11.9%

Emerging Markets 0.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	469,542	4,671,946
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	619,454	4,701,654
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,952	44,161
Investment Grade 11.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,503,098	87,071,725
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,767,310	28,143,542
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	9,852,966	107,692,921

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	43

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,568,725	60,142,233
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,469,708	46,887,237
Total		329,937,658
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	612,912	2,586,490
Total Fixed-Income Funds (Cost $344,110,738)		341,941,909

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(c)	71,546,943	71,546,943
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%(a),(c)	994	994
Total Money Market Funds (Cost $71,546,740)		71,547,937
Total Investments (Cost: $2,338,417,192)		2,848,671,468
Other Assets & Liabilities, Net		10,453,420
Net Assets		2,859,124,888

At June 30, 2017, securities and/or cash totaling $11,175,529 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	600	EUR	23,512,293	09/2017	—	(827,771)
TOPIX Index	357	JPY	51,149,633	09/2017	678,272	—
U.S. Ultra Bond	401	USD	66,515,875	09/2017	1,361,059	—
Total			141,177,801		2,039,331	(827,771)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(1,247)	USD	(88,181,605)	09/2017	—	(195,887)
S&P 500 E-mini	(419)	USD	(50,717,855)	09/2017	156,086	—
U.S. Treasury 2-Year Note	(172)	USD	(37,170,812)	09/2017	29,236	—
Total			(176,070,272)		185,322	(195,887)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	71,442,876	47,483,034	(47,378,967)	71,546,943	—	(655)	282,771	71,546,943
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	9,567,488	622,839	—	10,190,327	—	—	3,444,296	57,269,634
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	9,270,089	2,569	(544,171)	8,728,487	—	3,889,085	—	175,355,310
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	4,790,959	1,382	(277,952)	4,514,389	—	3,857,504	—	192,674,140
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,049,167	20,971	—	1,070,138	—	—	—	10,198,418
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	458,051	11,491	—	469,542	—	—	113,071	4,671,946
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	2,250,205	17,448	—	2,267,653	—	—	68,330	39,774,642
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.361%	993	1	—	994	—	—	1	994
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	5,586	366	—	5,952	—	—	2,718	44,161
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9,375,468	308,921	(1,181,291)	8,503,098	736,007	622,331	2,430,432	87,071,725
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	8,070,820	2,861	(542,017)	7,531,664	—	3,436,615	—	115,309,780
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,991,615	104,188	(328,493)	2,767,310	109,241	(13,573)	952,439	28,143,542
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	3,726,518	72,556	(73,399)	3,725,675	—	102,657	972,328	52,606,527
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,934,000	5,999	(394,255)	8,545,744	—	4,268,156	—	186,211,755
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	612,912	—	—	612,912	—	—	—	2,586,490
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	3,938,916	3,670	(49,036)	3,893,550	—	493,215	—	83,555,572
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	10,381,777	288,753	(817,564)	9,852,966	660,491	498,195	2,501,353	107,692,921
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	45

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,841,633	11,405	—	1,853,038	—	—	84,623	13,656,890
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	5,368,396	289,464	—	5,657,860	1,402,170	—	991,704	46,903,661
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	1,449,809	158,094	—	1,607,903	761,366	—	77,116	8,537,968
Variable Portfolio – DFA International Value Fund, Class 1 Shares	14,267,285	187,148	(4,363,365)	10,091,068	—	(2,762,290)	1,688,206	102,626,158
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	596,527	22,927	—	619,454	—	—	174,013	4,701,654
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	5,871,964	132,937	(436,176)	5,568,725	48,035	72,299	1,390,345	60,142,233
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	1,360,282	2,695	(12,290)	1,350,687	—	139,429	—	28,675,098
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	9,235,957	9,059,612	(789,290)	17,506,279	—	637,115	1,637,005	193,444,382
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	7,975,739	1,687	(4,200,235)	3,777,191	—	60,977,866	—	97,602,605
Variable Portfolio – MFS Value Fund, Class 1 Shares	5,902,583	1,607	(331,298)	5,572,892	—	4,253,018	—	128,956,713
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,805,495	1,999	(410,199)	5,397,295	—	3,935,272	—	99,580,085
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	3,004,986	1,395,852	(126,263)	4,274,575	—	1,753,945	—	101,991,370
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	2,398,235	2,012,843	(628,175)	3,782,903	—	6,451,950	—	89,427,822
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	14,933,331	858,946	(6,710,282)	9,081,995	8,969,992	10,846,500	512,710	101,899,980
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,908,959	3,505	(13,198)	1,899,266	—	140,488	—	38,137,265
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,661,508	2,536	(10,031)	1,654,013	—	137,338	—	43,467,458
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	17,929,038	276,737	(779,002)	17,426,773	—	1,186,336	2,864,911	194,308,519
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	9,626,825	7,526	(496,394)	9,137,957	—	5,489,199	—	191,074,678
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,429,197	89,339	(48,828)	4,469,708	162,759	6,157	775,297	46,887,237
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	1,085,310	156	(10,984)	1,074,482	—	161,323	—	25,680,115
Total	263,520,499	63,464,064	(70,953,155)	256,031,408	12,850,061	110,579,475	20,963,668	2,832,416,391

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	47

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	81,124,942	81,124,942
Equity Funds	—	—	—	2,337,801,603	2,337,801,603
Exchange-Traded Funds	16,255,077	—	—	—	16,255,077
Fixed-Income Funds	—	—	—	341,941,909	341,941,909
Money Market Funds	—	—	—	71,547,937	71,547,937
Total Investments	16,255,077	—	—	2,832,416,391	2,848,671,468
Derivatives
Asset
Futures Contracts	2,224,653	—	—	—	2,224,653
Liability
Futures Contracts	(1,023,658)	—	—	—	(1,023,658)
Total	17,456,072	—	—	2,832,416,391	2,849,872,463
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments, at cost
Affiliated issuers, at cost	$1,303,020,894	$3,328,571,586	$16,561,539,941
Total investments, at cost	1,303,020,894	3,328,571,586	16,561,539,941
Investments, at value
Affiliated issuers, at value	1,321,152,183	3,594,380,151	19,270,545,370
Total investments, at value	1,321,152,183	3,594,380,151	19,270,545,370
Margin deposits	3,945,083	7,887,496	50,309,718
Receivable for:
Investments sold	2,393,294	4,358,584	29,630,519
Dividends	32,831	80,787	290,389
Variation margin for futures contracts	106,971	204,951	1,087,042
Prepaid expenses	—	1	1
Total assets	1,327,630,362	3,606,911,970	19,351,863,039
Liabilities
Payable for:
Capital shares purchased	2,393,294	4,358,584	29,630,519
Variation margin for futures contracts	265,640	791,778	3,105,192
Management services fees	2,147	5,407	24,393
Distribution and/or service fees	9,105	24,727	132,605
Transfer agent fees	121	294	1,209
Compensation of board members	55,887	109,090	422,902
Compensation of chief compliance officer	164	415	2,119
Other expenses	28,127	45,394	152,736
Total liabilities	2,754,485	5,335,689	33,471,675
Net assets applicable to outstanding capital stock	$1,324,875,877	$3,601,576,281	$19,318,391,364
Represented by
Trust capital	$1,324,875,877	$3,601,576,281	$19,318,391,364
Total - representing net assets applicable to outstanding capital stock	$1,324,875,877	$3,601,576,281	$19,318,391,364
Class 2
Net assets	$555,971,250	$1,526,890,745	$8,018,009,552
Shares outstanding	41,328,676	104,503,387	503,901,249
Net asset value per share	$13.45	$14.61	$15.91
Class 4
Net assets	$768,904,627	$2,074,685,536	$11,300,381,812
Shares outstanding	57,176,028	141,728,282	709,260,441
Net asset value per share	$13.45	$14.64	$15.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	49

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments, at cost
Unaffiliated issuers, at cost	$—	$14,628,597
Affiliated issuers, at cost	7,791,376,430	2,323,788,595
Total investments, at cost	7,791,376,430	2,338,417,192
Investments, at value
Unaffiliated issuers, at value	—	16,255,077
Affiliated issuers, at value	9,365,527,392	2,832,416,391
Total investments, at value	9,365,527,392	2,848,671,468
Margin deposits	31,552,547	11,175,529
Receivable for:
Investments sold	10,150,098	2,573,784
Dividends	212,898	56,308
Variation margin for futures contracts	823,540	246,820
Prepaid expenses	—	1
Total assets	9,408,266,475	2,862,723,910
Liabilities
Payable for:
Capital shares purchased	10,150,098	2,573,784
Variation margin for futures contracts	2,378,164	881,014
Management services fees	13,276	4,041
Distribution and/or service fees	64,456	19,607
Transfer agent fees	696	212
Compensation of board members	232,838	81,764
Compensation of chief compliance officer	1,008	305
Other expenses	87,059	38,295
Total liabilities	12,927,595	3,599,022
Net assets applicable to outstanding capital stock	$9,395,338,880	$2,859,124,888
Represented by
Trust capital	$9,395,338,880	$2,859,124,888
Total - representing net assets applicable to outstanding capital stock	$9,395,338,880	$2,859,124,888
Class 2
Net assets	$4,633,906,631	$1,455,559,423
Shares outstanding	271,820,519	80,028,844
Net asset value per share	$17.05	$18.19
Class 4
Net assets	$4,761,432,249	$1,403,565,465
Shares outstanding	278,866,368	77,047,997
Net asset value per share	$17.07	$18.22
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$25,002,825	$56,456,454	$244,517,450
Interest	3,611	4,927	39,428
Total income	25,006,436	56,461,381	244,556,878
Expenses:
Management services fees	284,854	739,717	3,389,351
Distribution and/or service fees
Class 2	713,967	1,927,461	9,853,319
Class 4	1,020,414	2,678,324	14,284,175
Transfer agent fees
Class 2	5,160	13,321	51,045
Class 4	7,363	18,501	73,984
Compensation of board members	18,082	36,642	157,876
Custodian fees	9,964	10,133	10,894
Printing and postage fees	13,458	33,228	162,018
Audit fees	10,154	10,278	10,278
Legal fees	8,380	16,998	75,140
Compensation of chief compliance officer	148	398	2,082
Other	12,973	29,071	136,536
Total expenses	2,104,917	5,514,072	28,206,698
Net investment income	22,901,519	50,947,309	216,350,180
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	11,232,260	48,666,057	383,400,694
Capital gain distributions from underlying affiliated funds	5,610,234	14,943,975	84,543,104
Foreign currency translations	(54,434)	29,110	141,011
Futures contracts	912,832	2,237,066	(303,621)
Net realized gain	17,700,892	65,876,208	467,781,188
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	11,492,150	66,630,696	577,470,230
Foreign currency translations	81,336	109,999	774,929
Futures contracts	1,770,652	3,111,101	7,023,657
Net change in unrealized appreciation (depreciation)	13,344,138	69,851,796	585,268,816
Net realized and unrealized gain	31,045,030	135,728,004	1,053,050,004
Net increase in net assets resulting from operations	$53,946,549	$186,675,313	$1,269,400,184
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	51

Statement of Operations  (continued)
Six Months Ended June 30, 2017 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$264,701
Dividends — affiliated issuers	94,845,760	20,963,668
Interest	13,583	2,752
Total income	94,859,343	21,231,121
Expenses:
Management services fees	1,940,206	616,289
Distribution and/or service fees
Class 2	5,714,568	1,774,850
Class 4	6,042,617	1,776,275
Transfer agent fees
Class 2	41,653	14,234
Class 4	44,030	14,240
Compensation of board members	81,320	28,687
Custodian fees	10,584	9,947
Printing and postage fees	79,823	25,477
Audit fees	10,278	10,278
Legal fees	38,164	13,655
Compensation of chief compliance officer	1,030	311
Other	67,756	22,118
Total expenses	14,072,029	4,306,361
Net investment income	80,787,314	16,924,760
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	251,296,946	110,579,475
Capital gain distributions from underlying affiliated funds	43,704,817	12,850,061
Foreign currency translations	(220,246)	20,438
Futures contracts	6,113,510	3,801,560
Net realized gain	300,895,027	127,251,534
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	1,862,354
Investments — affiliated issuers	333,528,952	102,348,489
Foreign currency translations	598,891	233,508
Futures contracts	6,894,169	(130,721)
Net change in unrealized appreciation (depreciation)	341,022,012	104,313,630
Net realized and unrealized gain	641,917,039	231,565,164
Net increase in net assets resulting from operations	$722,704,353	$248,489,924
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2017

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$22,901,519	$20,468,062	$50,947,309	$46,181,193
Net realized gain	17,700,892	23,256,999	65,876,208	106,211,581
Net change in unrealized appreciation (depreciation)	13,344,138	7,841,690	69,851,796	901,057
Net increase in net assets resulting from operations	53,946,549	51,566,751	186,675,313	153,293,831
Decrease in net assets from capital stock activity	(196,486,388)	(32,385,916)	(369,898,496)	(363,145,237)
Total increase (decrease) in net assets	(142,539,839)	19,180,835	(183,223,183)	(209,851,406)
Net assets at beginning of period	1,467,415,716	1,448,234,881	3,784,799,464	3,994,650,870
Net assets at end of period	$1,324,875,877	$1,467,415,716	$3,601,576,281	$3,784,799,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	53

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$216,350,180	$190,763,395	$80,787,314	$75,302,953
Net realized gain	467,781,188	553,600,575	300,895,027	493,112,962
Net change in unrealized appreciation (depreciation)	585,268,816	146,364,346	341,022,012	(79,118,761)
Net increase in net assets resulting from operations	1,269,400,184	890,728,316	722,704,353	489,297,154
Decrease in net assets from capital stock activity	(1,115,617,088)	(1,947,498,205)	(632,874,172)	(1,378,062,398)
Total increase (decrease) in net assets	153,783,096	(1,056,769,889)	89,830,181	(888,765,244)
Net assets at beginning of period	19,164,608,268	20,221,378,157	9,305,508,699	10,194,273,943
Net assets at end of period	$19,318,391,364	$19,164,608,268	$9,395,338,880	$9,305,508,699
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$16,924,760	$15,485,649
Net realized gain	127,251,534	148,859,772
Net change in unrealized appreciation (depreciation)	104,313,630	(1,106,526)
Net increase in net assets resulting from operations	248,489,924	163,238,895
Decrease in net assets from capital stock activity	(175,163,651)	(404,770,405)
Total increase (decrease) in net assets	73,326,273	(241,531,510)
Net assets at beginning of period	2,785,798,615	3,027,330,125
Net assets at end of period	$2,859,124,888	$2,785,798,615
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	55

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	743,708	9,827,280	7,130,125	91,408,274	562,985	8,111,386	5,191,770	71,621,172
Redemptions	(5,301,404)	(69,957,835)	(5,832,765)	(75,336,335)	(8,897,497)	(126,876,107)	(9,591,177)	(130,856,060)
Net increase (decrease)	(4,557,696)	(60,130,555)	1,297,360	16,071,939	(8,334,512)	(118,764,721)	(4,399,407)	(59,234,888)
Class 4
Subscriptions	298,338	3,931,238	7,179,849	91,850,060	230,051	3,301,907	1,356,536	18,694,822
Redemptions	(10,633,441)	(140,287,071)	(10,876,343)	(140,307,915)	(17,791,215)	(254,435,682)	(23,502,449)	(322,605,171)
Net decrease	(10,335,103)	(136,355,833)	(3,696,494)	(48,457,855)	(17,561,164)	(251,133,775)	(22,145,913)	(303,910,349)
Total net decrease	(14,892,799)	(196,486,388)	(2,399,134)	(32,385,916)	(25,895,676)	(369,898,496)	(26,545,320)	(363,145,237)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016		June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,517,552	23,553,378	4,070,726	59,266,105	1,055,013	17,419,107	1,394,157	21,189,074
Redemptions	(15,173,410)	(234,829,565)	(26,500,903)	(384,720,443)	(11,968,203)	(198,016,474)	(29,848,292)	(456,138,600)
Net decrease	(13,655,858)	(211,276,187)	(22,430,177)	(325,454,338)	(10,913,190)	(180,597,367)	(28,454,135)	(434,949,526)
Class 4
Subscriptions	214,054	3,339,060	392,841	5,723,807	214,843	3,517,915	349,457	5,418,154
Redemptions	(58,506,155)	(907,679,961)	(111,613,595)	(1,627,767,674)	(27,517,263)	(455,794,720)	(61,973,294)	(948,531,026)
Net decrease	(58,292,101)	(904,340,901)	(111,220,754)	(1,622,043,867)	(27,302,420)	(452,276,805)	(61,623,837)	(943,112,872)
Total net decrease	(71,947,959)	(1,115,617,088)	(133,650,931)	(1,947,498,205)	(38,215,610)	(632,874,172)	(90,077,972)	(1,378,062,398)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2017	57

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,210,114	21,306,708	1,506,038	23,823,365
Redemptions	(3,461,028)	(60,704,582)	(9,454,315)	(151,152,408)
Net decrease	(2,250,914)	(39,397,874)	(7,948,277)	(127,329,043)
Class 4
Subscriptions	173,740	3,015,196	392,025	6,302,658
Redemptions	(7,879,537)	(138,780,973)	(17,755,623)	(283,744,020)
Net decrease	(7,705,797)	(135,765,777)	(17,363,598)	(277,441,362)
Total net decrease	(9,956,711)	(175,163,651)	(25,311,875)	(404,770,405)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Portfolio Navigator Funds | Semiannual Report 2017

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Portfolio Navigator Funds | Semiannual Report 2017	59

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
6/30/2017 (c)	$12.94	0.22	0.29	0.51
12/31/2016	$12.51	0.17	0.26	0.43
12/31/2015	$12.53	0.17	(0.19)	(0.02)
12/31/2014	$12.02	0.12	0.39	0.51
12/31/2013	$11.65	0.16	0.21	0.37
12/31/2012	$10.86	0.22	0.57	0.79
Class 4
6/30/2017 (c)	$12.94	0.21	0.30	0.51
12/31/2016	$12.51	0.17	0.26	0.43
12/31/2015	$12.53	0.17	(0.19)	(0.02)
12/31/2014	$12.01	0.12	0.40	0.52
12/31/2013	$11.65	0.16	0.20	0.36
12/31/2012	$10.86	0.22	0.57	0.79

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Portfolio Navigator Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$13.45	3.94%	0.30% (d)	0.30% (d)	3.37% (d)	4%	$555,971
$12.94	3.44%	0.30%	0.30%	1.34%	14%	$593,909
$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$557,777
$12.53	4.24%	0.28%	0.28%	0.93%	20%	$623,543
$12.02	3.18%	0.28%	0.28%	1.32%	34%	$787,736
$11.65	7.27%	0.27%	0.27%	1.92%	10%	$1,113,897

$13.45	3.94%	0.30% (d)	0.30% (d)	3.25% (d)	4%	$768,905
$12.94	3.44%	0.30%	0.30%	1.35%	14%	$873,507
$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$890,458
$12.53	4.33%	0.28%	0.28%	0.94%	20%	$1,057,953
$12.01	3.09%	0.28%	0.28%	1.33%	34%	$1,470,726
$11.65	7.27%	0.27%	0.27%	1.89%	10%	$2,407,365
Portfolio Navigator Funds | Semiannual Report 2017	61

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
6/30/2017 (c)	$13.89	0.20	0.52	0.72
12/31/2016	$13.36	0.16	0.37	0.53
12/31/2015	$13.39	0.17	(0.20)	(0.03)
12/31/2014	$12.78	0.11	0.50	0.61
12/31/2013	$11.93	0.15	0.70	0.85
12/31/2012	$10.97	0.19	0.77	0.96
Class 4
6/30/2017 (c)	$13.92	0.20	0.52	0.72
12/31/2016	$13.38	0.16	0.38	0.54
12/31/2015	$13.42	0.17	(0.21)	(0.04)
12/31/2014	$12.81	0.11	0.50	0.61
12/31/2013	$11.96	0.15	0.70	0.85
12/31/2012	$10.99	0.19	0.78	0.97

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Portfolio Navigator Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$14.61	5.18%	0.30% (d)	0.30% (d)	2.80% (d)	3%	$1,526,891
$13.89	3.97%	0.30%	0.30%	1.18%	8%	$1,567,642
$13.36	(0.22%)	0.28%	0.28%	1.25%	22%	$1,566,214
$13.39	4.77%	0.28%	0.28%	0.87%	10%	$1,730,584
$12.78	7.12%	0.27%	0.27%	1.24%	23%	$1,968,131
$11.93	8.75%	0.27%	0.27%	1.65%	8%	$2,256,492

$14.64	5.17%	0.30% (d)	0.30% (d)	2.74% (d)	3%	$2,074,686
$13.92	4.04%	0.30%	0.30%	1.18%	8%	$2,217,158
$13.38	(0.30%)	0.28%	0.28%	1.25%	22%	$2,428,436
$13.42	4.76%	0.28%	0.28%	0.86%	10%	$2,906,985
$12.81	7.11%	0.27%	0.27%	1.24%	23%	$3,570,296
$11.96	8.83%	0.27%	0.26%	1.64%	8%	$4,401,488
Portfolio Navigator Funds | Semiannual Report 2017	63

Financial Highlights
Variable Portfolio – Moderate Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
6/30/2017 (c)	$14.90	0.18	0.83	1.01
12/31/2016	$14.24	0.14	0.52	0.66
12/31/2015	$14.32	0.16	(0.24)	(0.08)
12/31/2014	$13.63	0.11	0.58	0.69
12/31/2013	$12.24	0.16	1.23	1.39
12/31/2012	$11.04	0.18	1.02	1.20
Class 4
6/30/2017 (c)	$14.92	0.17	0.84	1.01
12/31/2016	$14.26	0.14	0.52	0.66
12/31/2015	$14.34	0.16	(0.24)	(0.08)
12/31/2014	$13.65	0.11	0.58	0.69
12/31/2013	$12.25	0.16	1.24	1.40
12/31/2012	$11.05	0.17	1.03	1.20

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Portfolio Navigator Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$15.91	6.78%	0.29% (d)	0.29% (d)	2.28% (d)	4%	$8,018,010
$14.90	4.64%	0.29%	0.29%	0.97%	6%	$7,712,231
$14.24	(0.56%)	0.28%	0.28%	1.13%	23%	$7,690,136
$14.32	5.06%	0.27%	0.27%	0.76%	8%	$8,060,457
$13.63	11.36%	0.27%	0.27%	1.24%	23%	$8,081,681
$12.24	10.87%	0.27%	0.27%	1.50%	12%	$7,058,383

$15.93	6.77%	0.29% (d)	0.29% (d)	2.21% (d)	4%	$11,300,382
$14.92	4.63%	0.29%	0.29%	0.97%	6%	$11,452,377
$14.26	(0.56%)	0.28%	0.28%	1.13%	23%	$12,531,242
$14.34	5.05%	0.27%	0.27%	0.76%	8%	$14,089,178
$13.65	11.43%	0.27%	0.27%	1.24%	23%	$15,354,056
$12.25	10.86%	0.27%	0.25%	1.48%	12%	$14,632,327
Portfolio Navigator Funds | Semiannual Report 2017	65

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
6/30/2017 (c)	$15.79	0.14	1.12	1.26
12/31/2016	$15.00	0.12	0.67	0.79
12/31/2015	$15.11	0.14	(0.25)	(0.11)
12/31/2014	$14.37	0.09	0.65	0.74
12/31/2013	$12.38	0.14	1.85	1.99
12/31/2012	$11.03	0.13	1.22	1.35
Class 4
6/30/2017 (c)	$15.81	0.14	1.12	1.26
12/31/2016	$15.02	0.12	0.67	0.79
12/31/2015	$15.14	0.14	(0.26)	(0.12)
12/31/2014	$14.39	0.09	0.66	0.75
12/31/2013	$12.40	0.14	1.85	1.99
12/31/2012	$11.05	0.13	1.22	1.35

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Portfolio Navigator Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$17.05	7.98%	0.30% (d)	0.30% (d)	1.74% (d)	5%	$4,633,907
$15.79	5.27%	0.30%	0.30%	0.78%	9%	$4,463,979
$15.00	(0.73%)	0.28%	0.28%	0.89%	24%	$4,668,252
$15.11	5.15%	0.27%	0.27%	0.62%	7%	$4,911,469
$14.37	16.07%	0.27%	0.27%	1.03%	19%	$5,027,271
$12.38	12.24%	0.27%	0.27%	1.06%	13%	$3,989,411

$17.07	7.97%	0.30% (d)	0.30% (d)	1.69% (d)	5%	$4,761,432
$15.81	5.26%	0.30%	0.30%	0.78%	9%	$4,841,529
$15.02	(0.79%)	0.28%	0.28%	0.88%	24%	$5,526,022
$15.14	5.21%	0.27%	0.27%	0.61%	7%	$6,352,004
$14.39	16.05%	0.27%	0.27%	1.05%	19%	$8,457,620
$12.40	12.22%	0.27%	0.25%	1.05%	13%	$8,377,366
Portfolio Navigator Funds | Semiannual Report 2017	67

Financial Highlights
Variable Portfolio – Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
6/30/2017 (c)	$16.66	0.11	1.42	1.53
12/31/2016	$15.73	0.09	0.84	0.93
12/31/2015	$15.85	0.10	(0.22)	(0.12)
12/31/2014	$15.02	0.07	0.76	0.83
12/31/2013	$12.44	0.10	2.48	2.58
12/31/2012	$10.94	0.08	1.42	1.50
Class 4
6/30/2017 (c)	$16.69	0.10	1.43	1.53
12/31/2016	$15.75	0.09	0.85	0.94
12/31/2015	$15.87	0.10	(0.22)	(0.12)
12/31/2014	$15.04	0.07	0.76	0.83
12/31/2013	$12.46	0.10	2.48	2.58
12/31/2012	$10.96	0.08	1.42	1.50

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Portfolio Navigator Funds | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$18.19	9.18%	0.30% (d)	0.30% (d)	1.21% (d)	8%	$1,455,559
$16.66	5.91%	0.30%	0.30%	0.54%	8%	$1,371,164
$15.73	(0.76%)	0.28%	0.28%	0.62%	26%	$1,418,902
$15.85	5.53%	0.28%	0.28%	0.43%	10%	$1,439,472
$15.02	20.74%	0.28%	0.28%	0.72%	27%	$1,404,526
$12.44	13.71%	0.27%	0.27%	0.65%	12%	$997,395

$18.22	9.17%	0.30% (d)	0.30% (d)	1.17% (d)	8%	$1,403,565
$16.69	5.97%	0.30%	0.30%	0.54%	8%	$1,414,635
$15.75	(0.76%)	0.28%	0.28%	0.61%	26%	$1,608,428
$15.87	5.52%	0.28%	0.28%	0.43%	10%	$1,823,465
$15.04	20.71%	0.28%	0.28%	0.72%	27%	$2,377,267
$12.46	13.69%	0.27%	0.24%	0.66%	12%	$2,169,995
Portfolio Navigator Funds | Semiannual Report 2017	69

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
*For information on the Underlying Funds, please refer to each Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
70	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Portfolio Navigator Funds | Semiannual Report 2017	71

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	87,396
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,093,467
Total		1,180,863

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	215,749
72	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	781,496
Interest rate risk	131,336
Total	912,832

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	361,089
Interest rate risk	1,409,563
Total	1,770,652
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	66,894,503
Futures contracts — short	33,050,347
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	536,373
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,540,113
Total		3,076,486

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	52,540
Portfolio Navigator Funds | Semiannual Report 2017	73

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,038,398
Interest rate risk	198,668
Total	2,237,066

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(130,608)
Interest rate risk	3,241,709
Total	3,111,101
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	135,189,953
Futures contracts — short	82,766,848
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,344,451
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	8,940,034
Total		12,284,485

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	451,969
74	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,707,421)
Interest rate risk	2,403,800
Total	(303,621)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,421,756)
Interest rate risk	11,445,413
Total	7,023,657
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	540,552,807
Futures contracts — short	613,121,621
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,437,100
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	6,061,473
Total		8,498,573

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	1,491,290
Portfolio Navigator Funds | Semiannual Report 2017	75

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,335,416
Interest rate risk	1,778,094
Total	6,113,510

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,036,286)
Interest rate risk	7,930,455
Total	6,894,169
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	383,544,851
Futures contracts — short	319,983,335
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	834,358
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,390,295
Total		2,224,653

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	1,023,658
76	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,380,920
Interest rate risk	420,640
Total	3,801,560

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,994,591)
Interest rate risk	1,863,870
Total	(130,721)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	127,910,317
Futures contracts — short	105,909,336
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2017	77

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in underlying funds, (including exchange-traded funds and closed-end funds) that pay a management fee (or advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, (other than affiliated underlying funds (including exchange-traded funds and closed end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2017 were as follows:
Fund	Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.04
Variable Portfolio – Moderately Conservative Portfolio	0.04
Variable Portfolio – Moderate Portfolio	0.04
Variable Portfolio – Moderately Aggressive Portfolio	0.04
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
78	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees, including payments to Board Services Corp., a company that prior to March 16, 2017 provided limited administrative services to the Funds and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, each Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Transfer agency fees
Prior to July 1, 2017, the Funds had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that paid a transfer agency fee to the Transfer Agent and 0.06% of each Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, each Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, each Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class 2 (%)	Class 4 (%)
Variable Portfolio – Conservative Portfolio	0.00*	0.00*
Variable Portfolio – Moderately Conservative Portfolio	0.00*	0.00*
Variable Portfolio – Moderate Portfolio	0.00*	0.00*
Variable Portfolio – Moderately Aggressive Portfolio	0.00*	0.00*
Variable Portfolio – Aggressive Portfolio	0.00*	0.00*
* rounds to zero.
Portfolio Navigator Funds | Semiannual Report 2017	79

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Distribution fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
	May 1, 2017 through April 30, 2018		Prior to May 1, 2017
	Class 2 (%)	Class 4 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.36	0.36	0.43	0.43
Variable Portfolio - Moderately Conservative Portfolio	0.43	0.43	0.43	0.43
Variable Portfolio - Moderate Portfolio	0.44	0.44	0.39	0.39
Variable Portfolio - Moderately Aggressive Portfolio	0.37	0.37	0.37	0.37
Variable Portfolio - Aggressive Portfolio	0.42	0.42	0.37	0.37
Variable Portfolio - Moderately Conservative Portfolio and Variable Portfolio - Moderately Aggressive Portfolio had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	49,111,828	231,968,426
Variable Portfolio – Moderately Conservative Portfolio	101,621,218	406,019,945
Variable Portfolio – Moderate Portfolio	759,555,814	1,575,724,711
Variable Portfolio – Moderately Aggressive Portfolio	452,617,099	962,031,165
Variable Portfolio – Aggressive Portfolio	208,295,758	354,224,041
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
80	Portfolio Navigator Funds | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 5. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2017.
Note 6. Significant risks
Shareholder concentration risk
At June 30, 2017, the Investment Manager and affiliates owned 100% of Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Portfolio Navigator Funds | Semiannual Report 2017	81

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio-Aggressive Portfolio, Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Aggressive Portfolio, Variable Portfolio-Moderately Conservative Portfolio and Variable Portfolio-Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under a management agreement with respect to each VP Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Funds by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each VP Fund and each VP Fund’s service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
82	Portfolio Navigator Funds | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed the VP Funds’ underperformance for certain periods (except with respect to Variable Portfolio-Aggressive Portfolio and Variable Portfolio-Moderately Conservative Portfolio which performance was understandable in light of the particular management style involved and the particular market environment), noting appropriate steps, (such as changes to the management team and changes to the benchmark) had been taken to help improve each VP Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that each VP Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each of the VP Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board
Portfolio Navigator Funds | Semiannual Report 2017	83

Approval of Management Agreement  (continued)
noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund assets exceed various breakpoints, all of which have not been surpassed, except for Variable Portfolio – Moderate Portfolio, which even though it has surpassed its breakpoints, it has yet to approach an asset level that fully employs them. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as each VP Fund’s assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
84	Portfolio Navigator Funds | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Portfolio Navigator Funds | Semiannual Report 2017	85

Portfolio Navigator Funds
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contains this and important information, contact your financial advisor or insurance representaive. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6535 AL (8/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2017